UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-5954

The Charles Schwab Family of Funds

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

The Charles Schwab Family of Funds

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2016

Item 1: Report(s) to Shareholders.

Semiannual report dated June 30, 2016, enclosed.
Schwab Advisor Cash Reserves®

This wrapper is not part of the shareholder report.

Schwab Advisor Cash Reserves®
Semiannual Report
June 30, 2016

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

From the President
Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the fund covered in this report.
Dear Shareholder,
The six-month reporting period ended June 30, 2016, was marked by a modest rise in the yield of Schwab Advisor Cash Reserves. Some money market fund yields got a lift after the Federal Reserve (Fed) hiked the federal funds rate in December 2015 for the first time in nearly a decade, and many economists anticipated that the Fed would follow with more increases in 2016. Instead, the Fed left rates unchanged in the face of slower-than-expected economic growth at home and unanticipated developments abroad, including the United Kingdom’s vote in late June to leave the European Union, also known as Brexit.
While these developments may keep money market fund yields from rising much further for the immediate future, it is important to remember that yield is only one facet of owning such investments. Schwab Advisor Cash Reserves is designed to offer investors stability of capital and liquidity, in addition to yield. Employing extensive credit research and professional money management, we actively manage the fund to address these characteristics in different types of rate and market environments.
We have also added to our online resources to increase transparency and clarity for investors. Pursuant to new Securities and Exchange Commission (SEC) regulations governing the money market fund industry, our website now includes information on the daily and weekly liquid assets of the Schwab Money Funds, net inflows and outflows for the funds, and the current net asset value (NAV) and market-based NAV per share. These reporting changes and disclosure changes are intended to provide additional information. Furthermore, Charles Schwab Investment Management is well-positioned to be in compliance with other SEC regulations when they go into effect on October 14, 2016, and we will continue to offer a strong lineup of money market funds that appeal to both retail and institutional investors.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about Schwab Advisor Cash Reserves, please continue reading this report or you can find further details about this fund by visiting our website at www.csimfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,

The six-month reporting period ended June 30, 2016, was marked by a modest rise in the yield of Schwab Advisor Cash Reserves.

Schwab Advisor Cash Reserves1

The Investment Environment
Over the six-month reporting period ended June 30, 2016, yields on taxable money market funds remained low as the Federal Reserve (Fed) left the federal funds rate in a target range of 0.25% to 0.50%. When the Fed first raised short-term interest rates in December 2015, the U.S. economy was showing signs of stability and Fed officials had expectations of four additional rate increases in 2016. However, with concerns about the global economy increasing amidst sharply fluctuating oil and commodity prices, falling U.S. corporate profits, and financial turmoil in China, the likelihood of future increases diminished. The Fed left the federal funds rate unchanged at meetings in January, March, April, and June, at which point one rate increase was expected by the end of the year.
However, the results of the United Kingdom (U.K.) referendum regarding membership in the European Union (EU), also known as Brexit, further complicated the expected pace of future short-term interest rate increases. In the week following the Fed’s June meeting, the U.K. unexpectedly voted to leave the EU, triggering a sharp selloff in global equity markets and increasing overall market volatility. Immediately after this decision was announced, the British pound depreciated by more than 7% and shares of many global banks fell, while longer-term Treasury yields dropped and U.K. and European bank credit spreads widened. Though many believed this referendum resulted in more political uncertainty rather than a financial crisis, global growth concerns intensified as the reporting period came to a close. With the full impact of Brexit still unknown, market expectations indicated there was only a 50% chance of a single short-term interest rate increase before June 2017.
While moves toward tighter monetary policy in the U.S. stalled over the reporting period, many other countries’ central banks maintained or increased accommodative policy measures to combat struggling economic growth. Over the reporting period, the People’s Bank of China lowered the reserve requirement for banks, which increased the funds available for banks to make loans. The European Central Bank kept its overnight deposit facility rate negative and expanded its asset purchase program, and the Bank of Japan introduced sub-zero interest rates in February. Additionally, in response to Brexit, Bank of England governor Mark Carney suggested that some monetary policy easing in the U.K. could be necessary in the coming months, though no policy changes had been made as of the end of the reporting period.
Overall, yields on U.S. Treasuries remained low for the first six months of 2016. Short-term rates, which are influenced by Fed policy, stayed relatively stable as the Fed left the federal funds rate unchanged at each of its meetings over the six-month reporting period. Longer-term yields, by comparison, are driven more by economic growth and inflation expectations. As both growth and inflation remained muted over the reporting period, longer-term yields generally declined. Despite these low yields, demand for U.S. Treasuries remained strong. The yields on many international government-backed securities were even lower than those in the U.S., with some in negative territory, which increased the relative appeal of U.S. Treasuries.
Management views may have changed since the report date.
2Schwab Advisor Cash Reserves

Fund Management
Linda Klingman, Vice President and Head of Taxable Money Market Strategies, leads the portfolio management team of Schwab’s prime and government taxable money funds. Ms. Klingman also has overall responsibility for all aspects of the management of the fund. Prior to joining CSIM in 1990, Ms. Klingman was a senior money market trader with AIM Management. She has managed money market funds since 1988.

Michael Lin, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. Mr. Lin has been a portfolio manager with CSIM since 2006, and also worked in CSIM’s Fund Administration group for nearly four years, where he focused on security pricing and valuation of Schwab Funds. Prior to joining CSIM, he spent three years at American Century Investments, most recently as a senior trader of the taxable money market funds.

Jonathan Roman, Portfolio Manager, is responsible for the day-to-day co-management of the fund. Mr. Roman has been a portfolio manager with CSIM since 2010, and has held a number of positions at the firm since beginning his tenure in 2005. In 2009, he joined the Portfolio Management group as a Trader, and prior to that he worked in the Portfolio Operations and Analytics group providing trading support to the taxable money market desk.

Jonathan Feske, CFA, Portfolio Manager, is responsible for the day-to-day co-management of the fund. He previously was responsible for credit and investment research for global banks for CSIM’s taxable bond and money funds. Prior to joining CSIM in 2011, Mr. Feske was a high-yield bond analyst for more than two years at Miller Tabak Roberts Securities, a boutique corporate bond broker-dealer, which is now part of GMP Capital. He covered both U.S. and emerging market credits, focusing on distressed situations in various industrial sectors. Previously, Mr. Feske was employed in the securities industry as an equity trader for three years.
Schwab Advisor Cash Reserves3

Schwab Advisor Cash Reserves
Schwab Advisor Cash Reserves (the fund) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in high-quality, short-term money market investments issued by U.S. and foreign issuers. Examples of these securities include commercial paper, certificates of deposit, repurchase agreements, variable- and floating-rate debt securities, and obligations issued by the U.S. government, its agencies, or instrumentalities. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
As yields on money market securities remained historically low, the fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses for the six-month reporting period ended June 30, 2016, to help the fund maintain a positive net yield. For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.
Market Highlights. For the six-month reporting period ended June 30, 2016, bouts of volatility persisted in most markets, both in the U.S. and abroad. Concerns remained about China’s economic slowdown, while oil prices fluctuated throughout the first half of 2016 in response to supply level changes, central bank policy, and currency movements. After the Fed raised the federal funds rate in December 2015, Fed officials and many investors expected several additional rate hikes in the coming months. However, with mixed U.S. economic data and concerns regarding the U.K. referendum to leave the EU, also known as Brexit, the Fed left short-term interest rates unchanged.
Additionally, as part of the initial rate increase in December 2015, the Fed’s overnight Reverse Repurchase Facility is now being used as a tool for policy implementation, and has successfully provided support for the federal funds target range. Through the sale and repurchase of securities at a current market rate, the goal of the facility is to establish a floor for short-term interest rates.
Available supply of money market securities largely remains constrained as stricter regulatory mandates have increased the costs of selling short-term securities for many issuers. These higher costs and persistently low interest rates have instead encouraged the issuance of longer-term securities, most of which are not money market eligible. At the same time, money market funds are required to maintain high levels of liquidity through the holding of shorter-term securities (overnight to one week), creating a mismatch in funding directives between issuers and money market funds.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved. Rates on short-term securities fluctuated during the six months, largely driven by the impact of money fund reform implementation as well as the uncertainty surrounding future Fed interest rate hikes. Expectations for a rate hike rose in the second quarter of 2016, while the June Brexit referendum and a weak labor market report in May reduced the likelihood of interest rate normalization in the near future. In response, the weighted average maturity (WAM) of the fund declined slightly, starting the reporting period at 36 days and ending at 33 days.
As of 6/30/16:
Portfolio Composition By Maturity[1]
% of investments
1-7 Days	47.3%
8-30 Days	15.5%
31-60 Days	15.4%
61-90 Days	7.9%
91-180 Days	13.7%
More than 180 Days	0.2%
Total	100.0%
Statistics
Weighted Average Maturity[2]	33 Days
Credit Quality Of Holdings[3] % of portfolio	100% Tier 1
Portfolio Composition by Security Type
% of investments
Commercial Paper
Asset-Backed	3.0%
Financial Company	9.0%
Non-Financial Company	1.8%
Certificate Of Deposit	42.6%
Non-Negotiable Time Deposits	9.1%
U.S. Treasury Debt	1.6%
Other Instruments	5.4%
Repurchase Agreement
U.S. Government Agency	4.8%
U.S. Treasury	18.2%
Other	4.5%
Total	100.0%
Management views and portfolio holdings may have changed since the report date.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Tier 1 securities are rated in the highest short-term rating category by two nationally recognized statistical rating organizations (NRSROs), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by CSIM pursuant to guidelines adopted by the Board of Trustees. Money market fund shares and U.S. government securities are also Tier 1 securities. The fund uses NRSRO credit ratings from Standard & Poor’s Financial Services LLC, Moody’s Investors Service, Fitch, Inc., and/or DBRS. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.
4Schwab Advisor Cash Reserves

Performance and Fund Facts as of 6/30/16
The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.csimfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab Advisor Cash Reserves
	Sweep Shares	Premier Sweep Shares
Ticker Symbol	SWQXX	SWZXX
Minimum Initial Investment	*	*
Seven-Day Yield[1]	0.01%	0.08%
Seven-Day Yield–Without Contractual Expense Limitation[2]	-0.08%	-0.09%
Seven-Day Effective Yield[1]	0.01%	0.08%
You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. Effective October 14, 2016, the fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit each share class’ total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for each share class of the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver, the fund’s yield would have been lower. For additional details, see financial note 4.
[2]	Yield does not reflect the effect of the contractual expense limitation.
Schwab Advisor Cash Reserves5

Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2016 and held through June 30, 2016.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio[1] (Annualized)	Beginning Account Value at 1/1/16	Ending Account Value (Net of Expenses) at 6/30/16	Expenses Paid During Period[2] 1/1/16–6/30/16
Schwab Advisor Cash Reserves
Sweep Shares
Actual Return	0.56%	$1,000.00	$1,000.10	$ 2.78
Hypothetical 5% Return	0.56%	$1,000.00	$1,022.12	$ 2.82
Premier Sweep Shares
Actual Return	0.54%	$1,000.00	$1,000.20	$2.69
Hypothetical 5% Return	0.54%	$1,000.00	$1,022.21	$ 2.72

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights. This ratio does not include certain non-routine expenses.
[2]	Expenses for each share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days of the period, and divided by 366 days of the fiscal year.
6Schwab Advisor Cash Reserves

Schwab Advisor Cash Reserves
Financial Statements
Financial Highlights
Sweep Shares	1/1/16– 6/30/16*	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12	1/1/11– 12/31/11
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	(0.00) [2]	0.00 [2]	0.00 [2]	0.00 [2]	(0.00) [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.01% [3]	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.56% [4],[5]	0.28% [4]	0.21% [4]	0.25% [4]	0.28% [4],[6]	0.26% [4]
Gross operating expenses	0.72% [5]	0.72%	0.72%	0.72%	0.72% [6]	0.73%
Net investment income (loss)	0.01% [5]	0.01%	0.01%	0.01%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$4,563	$5,206	$6,027	$6,134	$6,207	$6,035

Premier Sweep Shares	1/1/16– 6/30/16*	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12	1/1/11– 12/31/11
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	(0.00) [2]	0.00 [2]	0.00 [2]	0.00 [2]	(0.00) [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return	0.02% [3]	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.54% [4],[5]	0.28% [4]	0.21% [4]	0.25% [4]	0.28% [4],[6]	0.26% [4]
Gross operating expenses	0.72% [5]	0.72%	0.72%	0.72%	0.72% [6]	0.73%
Net investment income (loss)	0.03% [5]	0.01%	0.01%	0.01%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$14,323	$18,223	$17,952	$17,525	$17,575	$14,727
*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Not annualized.
4
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
5
Annualized.
6
The ratio of gross operating expenses would have been 0.73%, if the State filing fee reimbursement had not been included. There was no impact on the ratio of net operating expenses.
See financial notes    7

Schwab Advisor Cash Reserves
Portfolio Holdings  as of June 30, 2016 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available immediately upon filing. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund's website at www.csimfunds.com/schwabfunds_prospectus along with a link to the fund's Form N-MFP filings on the SEC's website.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
57.8%	Fixed-Rate Obligations	10,916,843,709	10,916,843,709
14.7%	Variable-Rate Obligations	2,778,309,791	2,778,309,791
27.4%	Repurchase Agreements	5,178,044,962	5,178,044,962
99.9%	Total Investments	18,873,198,462	18,873,198,462
0.1%	Other Assets and Liabilities, Net		12,697,741
100.0%	Net Assets		18,885,896,203

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 57.8% of net assets
Asset-Backed Commercial Paper 3.0%
BENNINGTON STARK CAPITAL COMPANY LLC	a,b	0.44%		07/06/16	9,000,000	8,999,450
	a,b	0.62%		08/09/16	51,000,000	50,965,745
CAFCO LLC	a,b	0.63%		09/01/16	38,000,000	37,958,770
COLLATERALIZED COMMERCIAL PAPER II CO LLC	a,b	0.88%		10/17/16	35,000,000	34,907,600
	a,b	0.94%		12/13/16	35,000,000	34,849,208
CRC FUNDING LLC	a,b	0.57%		08/16/16	5,000,000	4,996,358
KELLS FUNDING LLC	a,b	0.72%		10/21/16	95,000,000	94,792,900
METLIFE SHORT TERM FUNDING LLC	a,b	0.60%		09/01/16	51,700,000	51,646,577
	a,b	0.63%		09/26/16	30,000,000	29,954,325
OLD LINE FUNDING LLC	a,b	0.66%		08/04/16	10,000,000	9,993,767
RIDGEFIELD FUNDING COMPANY LLC	a,b	0.65%		09/07/16	20,000,000	19,975,445
	a,b	0.65%		09/13/16	140,000,000	139,812,944
SHEFFIELD RECEIVABLES CORP	a,b	0.75%		08/17/16	19,000,000	18,981,396
STARBIRD FUNDING CORP	a,b	0.69%		07/01/16	9,000,000	9,000,000
THUNDER BAY FUNDING LLC	a,b	0.85%		07/19/16	18,000,000	17,992,350
						564,826,835
Financial Company Commercial Paper 6.0%
AUSTRALIA & NEW ZEALAND BANKING GROUP LTD	b	0.63%		09/06/16	36,000,000	35,957,790
8    See financial notes

Schwab Advisor Cash Reserves
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
HSBC USA INC	b	0.90%		11/01/16	64,000,000	63,803,200
	b	0.86%		11/10/16	33,000,000	32,895,940
ING US FUNDING LLC	a	0.58%		07/07/16	100,000,000	99,990,333
	a	0.69%		07/25/16	70,000,000	69,967,800
	a	0.69%		08/02/16	36,000,000	35,977,920
	a	0.84%		08/16/16	4,000,000	3,995,707
JP MORGAN SECURITIES LLC		0.87%		10/12/16	48,000,000	47,880,520
		0.86%		11/01/16	5,000,000	4,985,308
		0.85%		11/09/16	188,000,000	187,418,505
LLOYDS BANK PLC		0.84%		08/16/16	78,000,000	77,916,280
MACQUARIE BANK LTD	b	0.66%		09/22/16	49,000,000	48,925,438
NATIONWIDE BUILDING SOCIETY	b	0.67%		08/16/16	33,000,000	32,971,748
	b	0.77%		09/26/16	16,000,000	15,970,227
NORDEA BANK AB	b	0.53%		07/05/16	107,000,000	106,993,699
	b	0.66%		07/07/16	55,000,000	54,993,996
NRW BANK	b	0.40%		07/08/16	75,000,000	74,994,167
OVERSEA-CHINESE BANKING CORPORATION LTD	b	0.63%		09/01/16	65,000,000	64,929,475
SUMITOMO MITSUI BANKING CORPORATION	b	0.65%		08/10/16	1,000,000	999,278
UNITED OVERSEAS BANK LTD	b	0.63%		08/05/16	72,000,000	71,955,900
						1,133,523,231
Non-Financial Company Commercial Paper 1.8%
DANAHER CORPORATION	b	0.35%		07/01/16	22,000,000	22,000,000
GE CAPITAL TREASURY SERVICES (US) LLC	a	0.34%		07/05/16	27,000,000	26,998,980
	a	0.34%		07/06/16	22,000,000	21,998,961
	a	0.34%		07/07/16	22,000,000	21,998,754
GENERAL ELECTRIC CO		0.35%		07/01/16	44,000,000	44,000,000
TOTAL CAPITAL CANADA LTD	a,b	0.60%		07/05/16	105,000,000	104,993,000
TOYOTA MOTOR CREDIT CORP		0.60%		07/11/16	100,000,000	99,983,333
						341,973,028
Certificates of Deposit 34.7%
ABBEY NATIONAL TREASURY SERVICES PLC (STAMFORD BRANCH)	a	0.92%		09/15/16	7,000,000	7,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)		0.70%		10/11/16	148,000,000	148,000,000
BANK OF MONTREAL (CHICAGO BRANCH)		0.56%		07/05/16	107,000,000	107,000,000
		0.65%		07/11/16	75,700,000	75,699,999
		0.65%		07/18/16	77,000,000	76,999,999
		0.56%		08/11/16	46,000,000	46,000,000
BANK OF NOVA SCOTIA (HOUSTON BRANCH)		0.85%		08/04/16	57,000,000	57,000,000
		0.92%		11/01/16	7,000,000	7,000,000
See financial notes    9

Schwab Advisor Cash Reserves
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
BANK OF TOKYO-MITSUBISHI UFJ LTD (NEW YORK BRANCH)		0.65%		07/13/16	1,000,000	1,000,000
		0.85%		07/28/16	135,000,000	135,000,000
		0.84%		08/18/16	27,000,000	27,000,000
		0.84%		08/19/16	57,000,000	57,000,000
		0.73%		08/29/16	14,000,000	14,000,000
BARCLAYS BANK PLC (NEW YORK BRANCH)		0.57%		07/26/16	12,000,000	12,000,000
		0.91%		08/11/16	193,000,000	193,000,000
BNP PARIBAS FORTIS SA/NV (NEW YORK BRANCH)		0.40%		07/01/16	75,000,000	75,000,000
		0.73%		10/11/16	67,000,000	67,000,000
BNP PARIBAS SA (SAN FRANCISCO BRANCH)		0.85%		07/22/16	50,000,000	50,000,000
		0.85%		07/26/16	53,000,000	53,000,000
		0.85%		08/09/16	32,000,000	32,000,000
		0.62%		09/02/16	6,000,000	6,000,000
		0.90%		11/10/16	71,000,000	71,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)		0.65%		10/03/16	129,000,000	129,000,000
CITIBANK NA (NEW YORK BRANCH)		0.40%		07/07/16	200,000,000	200,000,000
		0.62%		08/25/16	124,000,000	124,000,000
		0.61%		09/26/16	75,000,000	75,000,000
		0.65%		10/03/16	100,000,000	100,000,000
		0.70%		10/18/16	23,000,000	23,000,000
COMMONWEALTH BANK OF AUSTRALIA (LONDON BRANCH)		0.66%		07/18/16	49,000,000	49,000,000
		0.70%		08/04/16	50,000,000	50,000,000
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)		0.64%		07/08/16	73,000,000	73,000,000
		0.71%		08/01/16	58,000,000	58,000,000
		0.81%		08/18/16	250,000,000	250,000,000
		0.87%		11/01/16	22,000,000	22,000,000
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK (NEW YORK BRANCH)		0.42%		07/05/16	190,000,000	190,000,000
CREDIT AGRICOLE SA (LONDON BRANCH)		0.63%		07/01/16	1,000,000	1,000,000
		0.65%		07/01/16	5,000,000	5,000,000
CREDIT SUISSE AG (NEW YORK BRANCH)		0.90%		08/01/16	175,000,000	175,000,000
		0.85%		08/08/16	42,000,000	42,000,000
		1.00%		09/27/16	5,000,000	5,000,000
DANSKE BANK A/S (LONDON BRANCH)		0.63%		08/24/16	104,000,000	104,000,000
		0.61%		09/13/16	1,000,000	1,000,000
DNB BANK ASA (NEW YORK BRANCH)		0.80%		08/18/16	115,000,000	115,000,000
HSBC BANK PLC		0.87%		07/26/16	232,000,000	232,000,000
LANDESBANK BADEN-WURTTEMBERG (NEW YORK BRANCH)		0.50%		07/06/16	8,000,000	8,000,000
		0.50%		07/19/16	96,000,000	96,000,000
LLOYDS BANK PLC (NEW YORK BRANCH)		0.85%		09/02/16	63,000,000	63,000,000
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)		0.73%		07/12/16	210,000,000	210,000,000
		0.83%		07/21/16	80,000,000	80,000,000
		0.75%		08/18/16	47,000,000	47,000,000
10    See financial notes

Schwab Advisor Cash Reserves
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		0.74%		08/22/16	43,000,000	43,000,000
		0.95%		12/15/16	142,000,000	142,000,000
MIZUHO BANK LTD (NEW YORK BRANCH)		0.62%		07/15/16	71,000,000	71,000,000
		0.83%		07/26/16	15,000,000	15,000,000
		0.63%		09/15/16	1,000,000	1,000,000
		0.87%		10/18/16	91,000,000	91,000,000
NATIXIS (NEW YORK BRANCH)		0.42%		07/05/16	90,000,000	90,000,000
		0.64%		09/02/16	100,000,000	100,000,000
NORDEA BANK FINLAND PLC (NEW YORK BRANCH)		0.53%		07/05/16	5,000,000	5,000,000
OVERSEA-CHINESE BANKING CORP LTD (NEW YORK BRANCH)		0.65%		07/07/16	39,000,000	39,000,000
ROYAL BANK OF CANADA (NEW YORK BRANCH)		0.96%		11/22/16	43,800,000	43,820,617
SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK BRANCH)		0.85%		11/01/16	84,000,000	84,000,000
SOCIETE GENERALE (NEW YORK BRANCH)		0.40%		07/01/16	128,000,000	128,000,000
STATE STREET BANK AND TRUST COMPANY		0.80%		08/19/16	21,000,000	21,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)		0.62%		07/07/16	79,000,000	79,000,000
		0.63%		07/19/16	70,000,000	70,000,000
		0.72%		08/02/16	119,000,000	119,000,000
		0.85%		08/02/16	100,000,000	100,000,000
		0.85%		08/25/16	195,000,000	195,000,000
		0.68%		09/20/16	7,000,000	7,000,000
		0.69%		09/21/16	26,000,000	26,000,000
		0.90%		11/01/16	43,000,000	43,000,000
SUMITOMO MITSUI TRUST BANK LTD (NY BRANCH)		0.65%		07/26/16	4,000,000	4,000,000
		0.65%		08/29/16	98,000,000	98,000,000
		0.68%		09/06/16	184,000,000	184,000,000
		0.70%		10/06/16	85,000,000	85,000,000
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)		0.65%		07/14/16	67,000,000	67,000,000
		0.83%		09/01/16	85,000,000	85,000,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)		0.33%		07/07/16	130,000,000	130,000,000
		1.00%		11/07/16	50,000,000	50,000,000
		0.85%		11/18/16	62,000,000	62,000,000
		1.01%		02/13/17	41,000,000	41,000,000
UBS AG (STAMFORD BRANCH)		0.85%		08/02/16	82,000,000	82,000,000
WELLS FARGO BANK NA		0.83%		08/02/16	6,000,000	6,000,000
		0.81%		08/16/16	95,000,000	95,000,000
		0.83%		08/18/16	45,000,000	45,000,000
		0.84%		08/23/16	20,000,000	20,000,000
		0.85%		09/01/16	7,000,000	7,000,000
		0.87%		10/25/16	135,000,000	135,000,000
		0.86%		11/17/16	1,000,000	1,000,000
						6,554,520,615
Non-Negotiable Time Deposits 9.1%
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (CAYMAN ISLANDS BRANCH)		0.41%		07/05/16	216,000,000	216,000,000
See financial notes    11

Schwab Advisor Cash Reserves
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)		0.42%		07/01/16	77,000,000	77,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (GRAND CAYMAN)		0.28%		07/01/16	247,000,000	247,000,000
DBS BANK LTD (SINGAPORE BRANCH)		0.43%		07/06/16	65,000,000	65,000,000
DZ BANK AG DEUTSCHE ZENTRAL GENOSSENSCHAFTS BANK (NEW YORK BRANCH)		0.38%		07/05/16	191,000,000	191,000,000
FIFTH THIRD BANK (CAYMAN ISLANDS)		0.42%		07/05/16	94,000,000	94,000,000
NATIONAL AUSTRALIA BANK LTD (CAYMAN ISLANDS BRANCH)		0.30%		07/01/16	377,000,000	377,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (GRAND CAYMAN BRANCH)		0.39%		07/06/16	90,000,000	90,000,000
SVENSKA HANDELSBANKEN AB (CAYMAN ISLANDS BRANCH)		0.30%		07/01/16	225,000,000	225,000,000
SWEDBANK AB (NEW YORK BRANCH)		0.37%		07/05/16	95,000,000	95,000,000
		0.40%		07/05/16	41,000,000	41,000,000
						1,718,000,000
Other Instruments 3.2%
BANK OF AMERICA NA		0.81%		08/02/16	50,000,000	50,000,000
		0.79%		08/05/16	57,000,000	57,000,000
		0.76%		08/11/16	10,000,000	10,000,000
		0.60%		08/23/16	100,000,000	100,000,000
		0.85%		11/08/16	297,000,000	297,000,000
		0.84%		11/14/16	1,000,000	1,000,000
		0.85%		11/14/16	89,000,000	89,000,000
						604,000,000
Total Fixed-Rate Obligations
(Cost $10,916,843,709)						10,916,843,709

Variable-Rate Obligations 14.7% of net assets
Financial Company Commercial Paper 3.0%
BANK OF NOVA SCOTIA	b	0.84%	07/15/16	12/15/16	11,000,000	11,000,000
	b	0.85%	07/22/16	12/22/16	48,000,000	48,000,000
COMMONWEALTH BANK OF AUSTRALIA	b	0.66%		07/08/16	208,000,000	208,000,000
HSBC BANK PLC	b	0.68%	07/01/16	08/01/16	11,000,000	11,000,000
	b	0.82%	07/05/16	08/04/16	110,000,000	110,000,000
HSBC USA INC	b	0.82%	07/01/16	11/01/16	12,000,000	12,000,000
WESTPAC BANKING CORP	b	0.67%		07/05/16	166,000,000	166,000,000
						566,000,000
Certificates of Deposit 7.9%
BANK OF MONTREAL (CHICAGO BRANCH)		0.81%	07/05/16	09/02/16	200,000,000	200,000,000
12    See financial notes

Schwab Advisor Cash Reserves
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
BANK OF NOVA SCOTIA (HOUSTON BRANCH)		0.68%		07/14/16	123,000,000	123,000,000
		0.79%	07/25/16	08/23/16	174,000,000	174,000,000
BANK OF NOVA SCOTIA (NEW YORK BRANCH)		0.67%		07/15/16	7,000,000	7,000,000
HSBC BANK USA NA		0.83%	07/01/16	09/01/16	25,000,000	25,000,000
		0.80%	07/13/16	10/13/16	91,000,000	91,000,000
ROYAL BANK OF CANADA (NEW YORK BRANCH)		0.79%	07/01/16	08/31/16	125,000,000	125,000,000
		0.79%	07/05/16	10/03/16	137,000,000	137,000,000
STATE STREET BANK AND TRUST COMPANY		0.82%	07/18/16	11/18/16	43,000,000	43,000,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)		0.72%	07/12/16	08/12/16	210,000,000	210,000,000
UBS AG (STAMFORD BRANCH)		0.83%	07/26/16	09/08/16	119,000,000	119,000,000
WELLS FARGO BANK NA		0.70%		07/27/16	130,000,000	130,000,000
		0.80%	07/26/16	08/26/16	100,000,000	100,000,000
						1,484,000,000
U.S. Treasury Debt 1.6%
UNITED STATES TREASURY		0.33%	07/01/16	07/31/16	95,000,000	95,000,000
		0.34%	07/01/16	01/31/17	85,000,000	84,999,792
		0.43%	07/01/16	10/31/17	120,000,000	119,999,999
						299,999,791
Variable Rate Demand Notes 0.0%
BRECKENRIDGE TERRACE LLC
SERIES VRDN (LOC: BANK OF AMERICA NA)		0.49%		07/07/16	1,000,000	1,000,000
EAGLE CNTY COLO
REV MULTI FAM HOUSING SERIES 1999 B (LOC: WELLS FARGO BANK NA)		0.49%		07/07/16	2,410,000	2,410,000
GFRE HOLDINGS LLC
(LOC: FEDERAL HOME LOAN BANKS)		0.46%		07/07/16	2,015,000	2,015,000
TENDERFOOT SEASONAL HSG LLC COLO HSG FACS
REV MULTI FAM HOUSING SERIES 2000B (LOC: WELLS FARGO BANK NA)		0.49%		07/07/16	2,885,000	2,885,000
						8,310,000
Other Instruments 2.2%
BANK OF AMERICA NA		0.81%	07/05/16	11/04/16	50,000,000	50,000,000
JPMORGAN CHASE BANK NA		0.84%	07/22/16	10/21/16	30,000,000	30,000,000
ROYAL BANK OF CANADA	b	0.75%	07/07/16	09/06/16	60,000,000	60,000,000
WELLS FARGO BANK NA		0.82%	09/15/16	10/14/16	55,000,000	55,000,000
		0.84%	09/22/16	10/21/16	225,000,000	225,000,000
						420,000,000
Total Variable-Rate Obligations
(Cost $2,778,309,791)						2,778,309,791
See financial notes    13

Schwab Advisor Cash Reserves
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 27.4% of net assets
U.S. Government Agency Repurchase Agreements* 4.7%
BANK OF NOVA SCOTIA
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Government Agency Securities valued at $36,049,843, 4.00% - 7.25%, due 05/15/30 - 02/01/46)		0.42%		07/01/16	35,000,408	35,000,000
BNP PARIBAS SA
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Government Agency Securities valued at $261,531,363, 0.95% - 6.50%, due 01/20/27 - 04/15/51)		0.40%		07/01/16	254,002,822	254,000,000
DEUTSCHE BANK SECURITIES INC
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S Treasury Securities valued at $107,100,100, 1.13%, due 02/28/21)		0.43%		07/01/16	105,001,254	105,000,000
GOLDMAN SACHS & CO
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Government Agency Securities valued at $19,380,000, 2.50% - 6.00%, due 06/01/19 - 02/01/46)		0.42%		07/01/16	19,000,222	19,000,000
Issued 06/29/16, repurchase date 07/06/16 (Collateralized by U.S. Government Agency Securities valued at $15,300,000, 3.00% - 6.00%, due 12/20/38 - 04/20/46)		0.35%		07/06/16	15,001,021	15,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Government Agency Securities valued at $33,990,000, 2.70% - 3.00%, due 04/25/42 - 07/25/45)		0.44%		07/01/16	33,000,403	33,000,000
MIZUHO SECURITIES USA INC
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Government Agency Securities valued at $48,410,000, 3.00% - 6.50%, due 05/01/31 - 05/01/46)		0.54%		07/01/16	47,000,705	47,000,000
WELLS FARGO BANK NA
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Government Agency Securities valued at $329,684,029, 3.00% - 3.50%, due 01/01/30 - 03/01/43)		0.44%		07/01/16	317,003,874	317,000,000
WELLS FARGO SECURITIES LLC
Issued 06/28/16, repurchase date 07/05/16 (Collateralized by U.S. Government Agency Securities valued at $34,323,004, 3.00% - 4.50%, due 05/01/27 - 05/01/46)		0.45%		07/05/16	33,002,888	33,000,000
Issued 06/30/16, repurchase date 07/07/16 (Collateralized by U.S. Government Agency Securities valued at $39,523,382, 3.50%, due 06/01/46)		0.44%		07/07/16	38,003,251	38,000,000
						896,000,000
U.S. Treasury Repurchase Agreements 18.2%
BANK OF MONTREAL
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Treasury Securities valued at $28,560,378, 0.88% - 2.50%, due 07/15/16 - 05/15/46)		0.38%		07/01/16	28,000,296	28,000,000
14    See financial notes

Schwab Advisor Cash Reserves
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
BANK OF NOVA SCOTIA
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Treasury Securities valued at $90,780,037, 0.75% - 3.25%, due 03/31/17 - 02/15/44)		0.40%		07/01/16	89,000,989	89,000,000
BARCLAYS CAPITAL INC
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Treasury Securities valued at $50,025,925, 0.75% - 1.88%, due 03/15/17 - 02/28/22)		0.40%		07/01/16	49,045,507	49,044,962
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Treasury Securities valued at $69,360,020, 6.25%, due 05/15/30)		0.42%		07/01/16	68,000,793	68,000,000
Issued 06/28/16, repurchase date 07/05/16 (Collateralized by U.S. Treasury Securities valued at $33,660,026, 0.88% - 2.88%, due 03/31/18 - 06/30/23)		0.41%		07/05/16	33,002,631	33,000,000
BNP PARIBAS SA
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Treasury Securities valued at $70,471,467, 0.00% - 3.50%, due 08/11/16 - 01/15/29)		0.40%		07/01/16	69,000,767	69,000,000
DEUTSCHE BANK SECURITIES INC
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Treasury Securities valued at $39,780,099, 1.75%, due 01/31/23)		0.42%		07/01/16	39,000,455	39,000,000
FEDERAL RESERVE BANK OF NEW YORK
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Treasury Securities valued at $2,983,020,746, 1.63% - 4.38%, due 08/15/22 - 11/15/39)		0.25%		07/01/16	2,983,020,715	2,983,000,000
JP MORGAN SECURITIES LLC
Issued 06/30/16, repurchase date 07/07/16 (Collateralized by U.S. Treasury Securities valued at $22,440,071, 2.00% - 2.50%, due 07/31/20 - 11/15/24)		0.38%		07/07/16	22,001,626	22,000,000
WELLS FARGO BANK NA
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Treasury Securities valued at $61,200,751, 1.38%, due 02/29/20)		0.43%		07/01/16	60,000,717	60,000,000
						3,440,044,962
Other Repurchase Agreements** 4.5%
BNP PARIBAS SA
Issued 06/27/16, repurchase date 07/01/16 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $28,751,598, 4.18% - 4.68%, due 11/27/23 - 09/25/24)		0.50%		07/01/16	25,001,389	25,000,000
Issued 06/29/16, repurchase date 07/06/16 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $36,803,948, 3.50% - 10.25%, due 10/03/18 - 11/07/22)		0.55%		07/06/16	32,003,422	32,000,000
See financial notes    15

Schwab Advisor Cash Reserves
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
CREDIT SUISSE SECURITIES (USA) LLC
Issued 06/06/16, repurchase date 12/05/16 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $372,602,885, 0.06% - 9.99%, due 05/15/23 - 03/15/59)	a,c	1.28%		10/03/16	325,370,880	324,000,000
JP MORGAN SECURITIES LLC
Issued 06/21/16, repurchase date 12/19/16 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $152,992,062, 1.00% - 9.88%, due 03/01/17 - 06/25/56)	c	1.10%		09/28/16	133,402,325	133,000,000
Issued 06/02/16, repurchase date 11/29/16 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $74,815,699, 1.04% - 7.00%, due 01/23/17 - 09/25/57)	c	1.13%		09/28/16	65,240,753	65,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 06/28/16, repurchase date 09/26/16 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $184,000,000, 0.00%, due 03/25/58)	c	0.96%		08/04/16	160,157,867	160,000,000
WELLS FARGO SECURITIES LLC
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $13,800,165, 2.84% - 6.00%, due 02/25/35 - 09/25/37)		0.43%		07/01/16	12,000,143	12,000,000
Issued 06/30/16, repurchase date 07/07/16 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $34,503,555, 0.00% - 5.46%, due 01/17/20 - 03/25/55)		0.53%		07/07/16	30,003,092	30,000,000
Issued 05/09/16, repurchase date 11/04/16 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $70,537,170, 0.00% - 4.46%, due 07/14/21 - 09/18/45)	c	1.11%		10/03/16	61,276,483	61,000,000
						842,000,000
Total Repurchase Agreements
(Cost $5,178,044,962)						5,178,044,962

End of Investments.

At 06/30/16, the tax basis cost of the fund's investments was $18,873,198,462.
a	Credit-enhanced or liquidity-enhanced.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,923,210,693 or 10.2% of net assets.
c	Illiquid security. At the period end, the value of these amounted to $743,000,000 or 3.9% of net assets.
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
**	Collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by higher rated U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
CNTY —	County
ETF —	Exchange-traded fund
FACS —	Facilities
HSG —	Housing
LOC —	Letter of credit
MULTI FAM —	Multi-family
REV —	Revenue
VRDN —	Variable rate demand note

16    See financial notes

Schwab Advisor Cash Reserves
Portfolio Holdings (Unaudited) continued
At June 30, 2016, all of the fund's investment securities were classified as Level 2. The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2016. The breakdown of the fund's investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
See financial notes    17

Schwab Advisor Cash Reserves
Statement of
Assets and Liabilities
As of June 30, 2016; unaudited
Assets
Investments, at cost and value		$13,695,153,500
Repurchase agreements, at cost and value	+	5,178,044,962
Total investments, at cost and value (Note 2a)		18,873,198,462
Receivables:
Interest		15,636,645
Prepaid expenses	+	221,584
Total assets		18,889,056,691
Liabilities
Payables:
Investment adviser and administrator fees		2,066,620
Distributions to shareholders		427,111
Accrued expenses	+	666,757
Total liabilities		3,160,488
Net Assets
Total assets		18,889,056,691
Total liabilities	–	3,160,488
Net assets		$18,885,896,203
Net Assets by Source
Capital received from investors		18,885,752,543
Net realized capital gains		143,660

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Sweep Shares	$4,562,578,710		4,562,231,188		$1.00
Premier Sweep Shares	$14,323,317,493		14,322,111,102		$1.00

18    See financial notes

Schwab Advisor Cash Reserves
Statement of
Operations
For the period January 1, 2016 through June 30, 2016; unaudited
Investment Income
Interest		$64,508,463
Expenses
Investment adviser and administrator fees		34,610,798
Shareholder service fees:
Sweep Shares		10,134,341
Premier Sweep Shares		35,033,269
Custodian fees		272,593
Portfolio accounting fees		211,750
Shareholder reports		143,253
Registration fees		86,275
Professional fees		69,237
Independent trustees' fees		53,337
Transfer agent fees		21,476
Other expenses	+	158,713
Total expenses		80,795,042
Expense reduction by CSIM and its affiliates	–	19,184,923
Net expenses	–	61,610,119
Net investment income		2,898,344
Realized Gains (Losses)
Net realized gains on investments		1,600,815
Increase in net assets resulting from operations		$4,499,159
See financial notes    19

Schwab Advisor Cash Reserves
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/16-6/30/16		1/1/15-12/31/15
Net investment income		$2,898,344	$2,186,948
Net realized gains (losses)	+	1,600,815	(102,935)
Increase in net assets from operations		4,499,159	2,084,013
Distributions to Shareholders
Distributions from net investment income
Sweep Shares		(257,704)	(538,737)
Premier Sweep Shares	+	(2,640,640)	(1,648,211)
Total distributions from net investment income		(2,898,344)	(2,186,948)
Transactions in Fund Shares*
Shares Sold
Sweep Shares		7,027,763,069	17,223,019,813
Premier Sweep Shares	+	28,426,796,279	62,893,508,743
Total shares sold		35,454,559,348	80,116,528,556
Shares Reinvested
Sweep Shares		215,255	469,437
Premier Sweep Shares	+	2,176,227	1,570,469
Total shares reinvested		2,391,482	2,039,906
Shares Redeemed
Sweep Shares		(7,671,394,888)	(18,044,718,047)
Premier Sweep Shares	+	(32,329,546,612)	(62,624,204,045)
Total shares redeemed		(40,000,941,500)	(80,668,922,092)
Net transactions in fund shares		(4,543,990,670)	(550,353,630)
Net Assets
Beginning of period		23,428,286,058	23,978,742,623
Total decrease	+	(4,542,389,855)	(550,456,565)
End of period		$18,885,896,203	$23,428,286,058
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
20    See financial notes

Schwab Advisor Cash Reserves
Financial Notes, unaudited
1. Business Structure of the Fund:
Schwab Advisor Cash Reserves is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
The Charles Schwab Family of Funds (organized October 20, 1989)	Schwab Variable Share Price Money Fund™
Schwab Money Market Fund™	Schwab Retirement Government Money Fund™
Schwab Government Money Fund™	Schwab Municipal Money Fund™
Schwab U.S. Treasury Money Fund™	Schwab AMT Tax-Free Money Fund™
Schwab Treasury Obligations Money Fund™	Schwab California Municipal Money Fund™
Schwab Value Advantage Money Fund®	Schwab New York Municipal Money Fund™
Schwab Advisor Cash Reserves	Schwab New Jersey Municipal Money Fund™
Schwab Cash Reserves™	Schwab Pennsylvania Municipal Money Fund™
Schwab Retirement Advantage Money Fund®	Schwab Massachusetts Municipal Money Fund™
Schwab Investor Money Fund®

Schwab Advisor Cash Reserves offers two share classes: Sweep Shares and Premier Sweep Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.
Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the fund's Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.
2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the
21

Schwab Advisor Cash Reserves
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•  Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund's results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The fund mitigates this risk by ensuring that a fund's repurchase agreements are collateralized by cash and/or U.S. government securities, fixed income securities, equity securities or other types of securities. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and U.S. government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade. All collateral is held by the fund's custodian (or, with multi-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.
As of June 30, 2016, the fund had investments in repurchase agreements with a gross value of $5,178,044,962 as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities. The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
Delayed-Delivery Transactions: The fund may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The fund will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. The fund will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations, if any.
22

Schwab Advisor Cash Reserves
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If the fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium and accretes discounts to the security’s call date and price, rather than the maturity date and price.
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.
For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The fund declares distributions from net investment income, if any, every day it is open for business. These distributions, which are substantially equal to the fund's net investment income for that day, are paid out to shareholders once a month. The fund makes distributions from net realized capital gains, if any, once a year.
(g) Custody Credit:
The fund has an arrangement with its custodian bank, State Street Bank and Trust Company (State Street), under which the fund may receive a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(j) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
3. Risk Factors:
Investment Risk. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. Effective October 14, 2016, the fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums
23

Schwab Advisor Cash Reserves
Financial Notes, unaudited (continued)
3. Risk Factors (continued):
because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Retail Money Market Fund Risk. On or before October 14, 2016, the fund intends to qualify as a “retail money market fund,” as such term is defined or interpreted under the rules governing money market funds. A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. Prior to and upon conversion to a “retail money market fund,” the fund may involuntarily redeem any investor who is not a natural person. The fund will provide advance notice of its intent to make any such involuntary redemption. Neither the fund nor the investment adviser will be responsible for any loss or tax liability in an investor’s account resulting from such involuntary redemption. As a “retail money market fund,” the fund will be permitted to continue to value its securities using the amortized cost method to seek to maintain a stable $1.00 share price. However, on or after October 14, 2016, the fund may be subject to liquidity fees and/or redemption gates on fund redemptions if the fund’s liquidity falls below required minimums because of market conditions or other factors.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also will be low or may even be negative, which may make it difficult for the fund to pay expenses out of fund assets or maintain a stable $1.00 share price. Because interest rates in the United States are near historically low levels, a change in a central bank’s monetary policy or improving economic conditions may result in an increase in interest rates. A sudden or unpredictable rise in interest rates may cause volatility in the market and may decrease liquidity in the money market securities markets, making it more difficult for the fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of the fund’s money market securities holdings.
Stable Net Asset Value Risk. If the fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price. The fund is permitted, among other things, to reduce or withhold any income and/or gains generated from its portfolio to maintain a stable $1.00 share price.
Repurchase Agreements Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counterparty) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high-yield securities that are rated below investment grade (also referred to as junk bonds) (Alternative Collateral). High-yield securities that are used as Alternative Collateral are subject to greater levels of credit and liquidity risk, and are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Alternative Collateral may be subject to greater price volatility and may be more volatile or less liquid than other types of collateral, increasing the risk that the fund will be unable to recover fully in the event of a counterparty’s default.
Credit Risk. The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. The fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor, liquidity provider or counterparty of a portfolio investment fails to honor its obligations. Even though the fund's investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. Negative perceptions of the ability of an issuer, guarantor, liquidity provider or counterparty to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of the fund's portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund's share price or yield to fall.
Certain of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency since September 2008, the Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac) maintain only lines of credit with the
24

Schwab Advisor Cash Reserves
Financial Notes, unaudited (continued)
3. Risk Factors (continued):
U.S. Treasury. The Federal Home Loan Banks maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to the shares of the fund itself.
Credit and Liquidity Enhancements Risk. The fund may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for the purchaser, such as the fund. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of the fund’s holdings. For example, a rating agency downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by the fund. Any decline in the value of the securities held by the fund could cause the fund’s share price or yield to fall. To the extent that a portion of the fund’s underlying investments are enhanced by the same bank or financial institution, these risks may be increased.
Foreign Investment Risk. Although the fund may invest only in U.S. dollar denominated securities, the fund’s investments in securities of foreign issuers or securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers or securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its objective. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag the yields of other money market funds.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase, sell or value, especially during stressed market conditions. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. In addition, dealer inventories of certain securities—an indication of the ability of dealers to engage in “market making”—are at, or near, historic lows in relation to market size, which could potentially lead to decreased liquidity. In such cases, the fund, due to limitations on investments in illiquid securities and the difficulty in readily purchasing and selling such securities at favorable times or prices, may decline in value, experience lower returns and/or be unable to achieve its desired level of exposure to a certain issuer or sector. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.
25

Schwab Advisor Cash Reserves
Financial Notes, unaudited (continued)
4. Affiliates and Affiliated Transactions:
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of the fund’s average daily net assets as follows:
Average Daily Net Assets
First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%
For the period ended June 30, 2016, the aggregate advisory fee paid to CSIM by the fund was 0.31%, as a percentage of the fund's average daily net assets.
The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the Plan) on behalf of the fund. The Plan enables the fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, Schwab) (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the fund. The Plan also enables the fund to pay Schwab for certain sweep administration services, such as processing of automatic purchases and redemptions it provides to fund shareholders invested in the fund.
Pursuant to the Plan, the fund’s shares are subject to an annual shareholder servicing fee of up to 0.25%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab as distributor of the fund (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab's written agreement with the fund), and the fund will pay no more than 0.25% of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. Pursuant to the Plan, the fund’s shares are subject to an annual sweep administration fee of up to 0.15%. The sweep administration fee paid to Schwab is based on the average daily net asset value of the fund's shares owned by shareholders holding shares through Schwab. Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider's actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
Contractual Expense Limitation
CSIM and its affiliates have made an additional agreement with the fund, for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (expense limitation), as follows:
Sweep Shares	0.66%
Premier Sweep Shares	0.59%
In addition, effective January 1, 2016 through December 31, 2016, CSIM and its affiliates agreed to waive an additional amount of the fund's expenses equal to 0.035% of the fund's average daily net assets.
During the period ended June 30, 2016, the fund waived $19,184,923 in expenses of which $16,351,277 was waived in accordance with the contractual expense limitation agreement noted above.
Voluntary Yield Waiver/Reimbursement
CSIM and its affiliates also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for each share class of the fund.
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all
26

Schwab Advisor Cash Reserves
Financial Notes, unaudited (continued)
4. Affiliates and Affiliated Transactions (continued):
participating funds/portfolios. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.
5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.
6. Borrowing from Banks:
The fund is a participant with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $530 million line of credit (the Credit Facility), with State Street as agent, which matures on October 6, 2016. Under the terms of the Credit Facility, in addition to the interest charged on any borrowings by a fund, the fund pays a commitment fee of 0.125% per annum on its proportionate share of the unused portion of the Credit Facility. There were no borrowings from the line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.
7. Federal Income Taxes:
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2015, the fund had capital loss carryforwards of $1,354,220 available to offset future net capital gains before the expiration date of December 31, 2017 and $102,935 with no expiration*.
*	As a result of the passage of the Regulated Investment Company Modernization Act of 2010, capital losses incurred after December 31, 2010 may now be carried forward indefinitely, but must retain the character of the original loss.
As of December 31, 2015, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2015, the fund did not incur any interest or penalties.
8. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement (the “Agreement”) between The Charles Schwab Family of Funds (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”) with respect to the existing funds in the Trust, including Schwab Advisor Cash Reserves (the “Fund”), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. The Board also receives extensive data provided by an independent provider of investment company data and an independent accounting firm. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to the Fund’s operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.
The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Fund at meetings held on May 9, 2016, and June 1, 2016, and approved the renewal of the Agreement with respect to the Fund for an additional one year term at the meeting held on June 1, 2016. The Board’s approval of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1. the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of CSIM and its affiliates dedicated to the Fund;
2.	the Fund’s investment performance and how it compared to that of certain other comparable mutual funds;
3. the Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the fund and the resources of CSIM and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, CSIM’s experience, track record, compliance program, resources dedicated to hiring and retaining qualified personnel, and information security resources. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as investment research tools and Internet access and an array of account features that benefit the Fund and certain of its shareholders. The Trustees also considered Schwab’s reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the Fund’s shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.
Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, if applicable, and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered the risk profile for the Fund and the appropriateness of the

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benchmark used to compare the performance of the Fund. The Trustees further considered the level of fund performance in the context of its review of Fund expenses and adviser profitability discussed below and also noted that performance is reviewed throughout the year by a designated committee of the Board and by the Board. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Fund.
Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement, and the Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The Trustees considered the effects of CSIM’s and Schwab’s practice of waiving management and other fees to prevent total Fund expenses from exceeding a specified cap as well as using voluntary waivers to maintain a certain yield, which CSIM has committed not to recoup. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as exchange-traded funds and separately managed accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and any differences in the nature and scope of the services CSIM provides to these other accounts, as well as differences in the market for these types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.
Profitability. The Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. In this connection, the Trustees reviewed management’s profitability analyses and methodology, together with certain commentary thereon from an independent accounting firm. The Trustees also reviewed profitability of CSIM relating to the Schwab fund complex as a whole, noting the benefit to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain fixed costs across other funds in the complex. The Trustees also considered any other benefits derived by CSIM from its relationship with the Fund, such as whether, by virtue of its management of the Fund, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Fund.
Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers or expense caps by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered the contractual investment advisory fee schedules with respect to the Fund that include lower fees at higher graduated asset levels. The Board also considered certain commitments by CSIM and Schwab that are designed to pass along potential economies of scale to the Fund’s shareholders. Specifically, the Board considered CSIM and Schwab’s previously negotiated commitments, which may be changed only with Board approval, relating to: (i) reductions of contractual advisory fees or addition of breakpoints for certain funds within the fund complex, (ii) implementation, by means of expense limitation agreement, of additional reductions in net overall expenses for certain funds, and (iii) future net total operating expense reductions for taxable money funds as a group (excluding certain share classes) when aggregate assets of such group of funds exceed certain levels. In particular, the Board considered the actual expense reductions with respect to the Fund that resulted from CSIM and Schwab’s commitments set forth above. Based on this evaluation, and in consideration of the previously negotiated commitments made by CSIM and Schwab as discussed above, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefit from economies of scale.
In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the fund is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.
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Trustees and Officers
The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 108 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund's Statement of Additional Information, which is available free by calling 1-800-435-4000.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) and President, PIMCO Funds.	108	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	108	Director, Gilead Sciences, Inc. (2005 – present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	108	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	108	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	108	Director, KLA-Tencor Corporation (2008 – present)
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	108	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	108	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	108	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	108	Board Member and Chairman of the Audit Committee, Ionis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); and Director, Schwab Holdings, Inc. (May 2008 – present).	108	Director, The Charles Schwab Corporation (2008 – present)
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Interested Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).	108	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Senior Executive Vice President and Chief Financial Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (July 2015 – present); Executive Vice President and Chief Financial Officer of The Charles Schwab Corporation and Charles Schwab & Co., Inc. (May 2007 – July 2015); Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director, Executive Vice President and Chief Financial Officer, Schwab Holdings, Inc. (May 2007 – present).	108	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha, and Mr. Martinetto are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Glossary
144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
agency discount notes  Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.
asset-backed commercial paper  A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies.
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
collateralized mortgage obligation (CMO)  A type of security that is collateralized by pools of mortgages backed by government agencies or private issuers (non-agency). The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests, known as tranches. Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates.
commercial paper  Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
corporate note  An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings  Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk  The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity  See weighted average maturity.
effective yield  A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
exchange-traded fund (ETF)  An investment fund that tracks an index, a commodity or a basket of assets, and trades on an exchange.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
illiquid securities  Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest  Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
liquid assets Daily liquid assets  include (i) cash, (ii) direct obligations of the U.S. Government; or (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within one business day. Weekly liquid assets  include (i) cash; (ii) direct obligations of the U.S. Government; (iii) Government securities issued by a person controlled or supervised by and acting as an instrumentality of the Government of the United States pursuant to authority granted by the Congress of the United States, that are issued at a discount to the principal amount to be repaid at maturity and have a remaining maturity of 60 days or less; or (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within five business days.
A taxable money market fund may not acquire any security other than a “daily liquid asset” unless, immediately following such purchase, at least 10% of its total assets would be invested in daily liquid assets and no money market fund may acquire any security other than a “weekly liquid asset” unless, immediately following such purchase, at least 30% of its total assets would be invested in weekly liquid assets.
liquidity-enhanced security  The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity  The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
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municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
repurchase agreement  (also known as a “repo”) The sale of a security combined with a simultaneous agreement to repurchase it at a predetermined date and price.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
Tier 1, Tier 2  Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
variable rate demand obligations (VRDOs)  Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
weighted average life (WAL)  For money market mutual funds as per rule 2a-7, the weighted average life calculation takes into account either the final maturity date for each security held in the portfolio or, when relevant, the date of the next demand feature (when the fund is scheduled to receive payment of principal and interest after a demand). Money funds are required to maintain a weighted average life of no more than 120 days. Weighted average life for all Schwab money market funds is available in each fund’s monthly schedule of portfolio holdings at www.schwabfunds.com/prospectus and also available in each fund’s Form N-MFP on the SEC’s website at www.sec.gov immediately upon filing.
weighted average maturity (WAM)  For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.
35

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.
Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.csimfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.csimfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.
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Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Some are linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.
[1]	You could lose money by investing in a money market fund. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Effective October 14, 2016, all Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The money market fund's sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-800-435-4000
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2016 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR32959-11
00169738

Semiannual report dated June 30, 2016, enclosed.
Schwab California Municipal Money Fund™

This wrapper is not part of the shareholder report.

Schwab California Municipal Money Fund™
Semiannual Report
June 30, 2016

This page is intentionally left blank.

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

From the President
Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the fund covered in this report.
Dear Shareholder,
The six-month reporting period ended June 30, 2016, was marked by historically low interest rates that continued to suppress money market fund yields. Some money market fund yields got a lift after the Federal Reserve (Fed) hiked the federal funds rate in December 2015 for the first time in nearly a decade, and many economists anticipated that the Fed would follow with more increases in 2016. Instead, the Fed left rates unchanged in the face of slower-than-expected economic growth at home and unanticipated developments abroad, including the United Kingdom’s vote in late June to leave the European Union, also known as Brexit.
These events, combined with overall tight supply and steady demand, kept municipal bond yields from rising much above their historical lows during the reporting period. However, while money market fund yields may remain near these low levels for the immediate future, it’s important to remember that yield is only one facet of owning such investments. The Schwab California Municipal Money Fund is designed to offer investors stability of capital and liquidity, and also seeks to generate current income exempt from federal and California state income tax. Employing extensive credit research and professional money management, we actively manage the fund to address these characteristics in different types of rate and market environments.
We have also added to our online resources to increase transparency and clarity for investors. Pursuant to new Securities and Exchange Commission (SEC) regulations governing the money market fund industry, our website now includes information on the daily and weekly liquid assets of the Schwab Money Funds, net inflows and outflows for the funds, and the current net asset value (NAV) and market-based NAV per share. These reporting changes and disclosure changes are intended to provide additional information. Furthermore, Charles Schwab Investment Management is well-positioned to be in compliance with other SEC regulations when they go into effect on October 14, 2016, and we will continue to offer a strong lineup of money market funds that appeal to both retail and institutional investors.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab California Municipal Money Fund, please continue reading this report. In addition, you can find further details about this fund by visiting our website at www.csimfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,

The six-month reporting period ended June 30, 2016, was marked by historically low interest rates that continued to suppress money market fund yields.

2Schwab California Municipal Money Fund

The Investment Environment
Over the six-month reporting period ended June 30, 2016, yields on municipal money market funds continued to reflect the low interest rate environment. When the Federal Reserve (Fed) first raised short-term interest rates in December 2015, the U.S. economy was showing signs of stability and Fed officials had expectations of four additional rate increases in 2016. However, with concerns about the global economy increasing amidst sharply fluctuating oil and commodity prices, falling U.S. corporate profits, and financial turmoil in China, the likelihood of future increases diminished. The Fed left the federal funds rate unchanged at meetings in January, March, April, and June, at which point one rate increase was expected by the end of the year.
However, the results of the United Kingdom (U.K.) referendum regarding membership in the European Union (EU), also known as Brexit, further complicated the expected pace of future short-term interest rate increases. In the week following the Fed’s June meeting, the U.K. unexpectedly voted to leave the EU, triggering a sharp selloff in global equity markets and increasing overall market volatility. Immediately after this decision was announced, the British pound depreciated by more than 7% and shares of many global banks fell, while longer-term Treasury yields dropped and U.K. and European bank credit spreads widened. This decision intensified global growth concerns at the end of the reporting period, and further decreased the likelihood of a short-term interest rate increase in 2016. As rate expectations fell, many investors became generally more willing to accept a lower yield on longer-term securities, resulting in a flatter yield curve.
During the six-month reporting period, oil prices continued to fluctuate in response to policy changes, currency movements, and other market events. These price variations created pressure in credit markets globally, and also negatively impacted the budgets of many states that produce large amounts of U.S. oil. Early in the reporting period, several states proposed measures to address budget shortfalls due to depressed oil prices, including cuts to government spending, dipping into emergency funds, and the introduction of new taxes. Though oil prices generally trended upward for much of the reporting period, elevated global growth concerns due to Brexit at the end of June caused oil prices to fall, serving as a reminder that any type of economic recovery was still uncertain.
Despite the increased volatility and uncertainty, the U.S. economy remained relatively strong and many municipalities benefitted from generally improving finances and credit conditions. Revenues from personal and corporate income and sales taxes grew, while the strength of the U.S. housing market provided a boost in property tax revenues. This increase in cash flows, however, also lessened the need for additional funding for many state and local governments, reducing the supply of available municipal securities.
The six-month reporting period ended June 30, 2016 was characterized by heightened uncertainty and volatility in markets across the globe. The Fed left short-term interest rates unchanged, contributing to the continued low yield environment, and questions remained surrounding overall global economic growth, especially in light of Brexit. Oil price fluctuations negatively affected many state budgets, while generally increasing tax revenues allowed many municipalities to issue less short-term debt, adding pressure to an already limited supply.
Management views may have changed since the report date.
Schwab California Municipal Money Fund3

State Investment Environment
California’s financial position has continued to improve with the state’s economic rebound. Higher tax revenues are now being directed toward one-time spending and boosting its rainy day fund.
California expects to report that it ended fiscal 2016 (7/1/15-6/30/16) with a general fund balance of $3.9 billion and a rainy day fund balance of $3.4 billion, which together are equal to about 6.3% of annual spending. State tax revenues through June 2016 were about $1.0 billion, or 0.8%, ahead of original budget projections, with strong personal income tax receipts offsetting lower corporation taxes. The 2016 budget largely reflected the Governor’s on-going financial priorities, with much of the growth in revenues directed to paying down accumulated recession-era liabilities and other one-time spending. It also provided California’s school districts with $7.6 billion of additional appropriations as required under Proposition 98's funding formula.
Governor Brown signed the fiscal 2017 budget on June 27, 2016. The general fund spending plan totals $122.5 billion, up from $115.6 billion in fiscal 2016, and includes a $3.3 billion addition to the budget stabilization account. The budget is designed to position the state for the next economic recession, with much of the still strong revenue growth set aside for reserves and one-time spending. The budget also boosts spending on K-12 and community college education by $5.6 billion and for the University of California and California State University by $300 million. The state projects ending fiscal 2017 with about $8.5 billion of reserves, or 6.9% of annual spending, including $6.7 billion in the rainy day fund.
As in other states, many of California’s local governments, public and private universities, and non-profit health systems issue bonds. Though the current outlook for state funding is improved, California’s earlier budget cuts have had varying impacts on the credit quality of these issuers. Although California school districts and community college districts receive over 55% of their total funding from the state, their general obligation bonds are secured by dedicated local property tax levies, not with state funding. The state projects that statewide assessed property values will grow by 6.2% for fiscal 2017, but the rate of growth varies significantly by district and some areas that experienced the most development just prior to the recession have not yet returned to their pre-recession levels.
Counties are rebuilding their financial positions as economic growth is boosting property taxes and as their health systems benefit from California’s expansion of Medicaid under the Patient Protection and Affordable Care Act. The outlook for many of California’s cities has also improved, with stronger growth in sales and business taxes. However, they continue to face cost pressures especially in the areas of pensions and healthcare benefits. The City of Stockton formally exited bankruptcy protection in February 2015, while the City of San Bernardino continues to work toward a reorganization plan. Stockton and San Bernardino were both centers for the recent housing market boom and bust.
California’s essential service enterprises and healthcare providers, such as the Metropolitan Water District of Southern California, the East Bay Municipal Utility District, the Bay Area Toll Authority and Kaiser Permanente have been generally insulated from the state’s earlier financial difficulties as they pay off their bonds with revenues received from the services they provide to customers. While California has endured four consecutive years of drought, the economic impact of the drought has primarily affected the state’s agricultural sector, which accounts for about 2.1% of the state’s gross domestic product. The state’s largest water agencies have responded through conservation measures, rate adjustments and draws on stored supply.
California’s economy has significantly rebounded from the recent recession and is growing at a moderate pace. The state gained 440,300 jobs from May 2015 to May 2016, a 2.8% increase, continuing on from the 465,900 jobs gained in calendar year 2015. California’s unemployment rate declined to 6.2% in May 2016, down from 6.4% in May 2015. That compares to the national average of 4.7% for May 2016.
With its diversified and recovering economy and finances, California’s credit quality has been on an upward trend after years of managing structural budget imbalances. At the end of the report period, the state’s general obligation ratings were Aa3 from Moody’s Investors Service, AA- from Standard & Poor’s Ratings Services, and A+ from Fitch Ratings, all with stable outlooks.
Nothing in this report represents a recommendation of a security by the investment adviser.
Manager views and portfolio holdings may have changed since the report date.
4Schwab California Municipal Money Fund

Fund Management
Kenneth Salinger, CFA, Vice President and Head of Tax-Exempt Strategies, leads the portfolio management team for Schwab’s national and state-specific tax-free bond funds and municipal money market funds. He also has overall responsibility for all aspects of the management of each of the tax-free bond funds. Prior to joining CSIM in 2008, Mr. Salinger was a senior portfolio manager at Wells Capital Management, working on a team that managed municipal bond assets. He worked at American Century Investments from 1992 to 2006, where he was a vice president and senior portfolio manager, responsible for daily management of a number of national and state specific municipal bond funds. Mr. Salinger has worked in fixed-income asset management since 1994.

Kevin Shaughnessy, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. Prior to joining CSIM in 2000, Mr. Shaughnessy spent four years as a portfolio manager at Wells Capital Management, where he was responsible for managing the firm’s California municipal money fund assets, as well as short duration private client assets.

Cameron Ullyatt, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. Prior to joining CSIM in 2008, Mr. Ullyatt was a vice president and portfolio manager at Oppenheimer Funds, where he was responsible for managing the firm’s municipal money fund assets. From 1999 to 2006, Mr. Ullyatt also worked as a credit analyst in Oppenheimer Funds’ municipal bond and money market departments.
Schwab California Municipal Money Fund5

Schwab California Municipal Money Fund
The Schwab California Municipal Money Fund (the fund) seeks the highest current income that is consistent with stability of capital and liquidity, and is exempt from federal and California personal income tax. To pursue its goal, the fund invests in municipal (muni) money market securities from California issuers and muni agencies, as well as from U.S. territories and possessions. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
The fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses for the six months ended June 30, 2016, to help the fund maintain a positive net yield. For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.
Market Highlights. During the six-month reporting period ended June 30, 2016, securities typically held by muni money market funds experienced steady demand. Supply remained limited in January and February, but increased sharply in March as stricter regulation resulted in the closure of several institutional municipal money market funds managed by competitors. These closures, combined with normal tax season outflows, contributed to excess inventory early in the reporting period. By late May, supply decreased and fluctuated in a range more consistent with historical averages. Rather than close funds in response to enhanced money market fund regulation, many fund companies decided instead to remediate institutional assets, driving overall municipal money market fund industry assets lower.
Over the reporting period, the changing likelihood of a short-term interest rate increase by the Federal Reserve added to market volatility. Early in the year, increased expectations of tighter monetary policy combined with asset remediation resulted in a steeper-than-normal yield curve. Heavy demand at the front of the curve kept shorter-term rates low, while light demand for securities with maturities out to 13 months caused these longer-term yields to rise. In the last weeks of the reporting period, concerns around the effects of Brexit resulted in a slight flattening of the curve as longer yields priced in a decreased likelihood of rate hikes in 2016. Meanwhile, many municipalities continued to issue less short-term debt. A relatively strong U.S. economy contributed to rising tax revenues and improving credit conditions, reducing the need for additional cash borrowings.
Reflecting this environment, the Securities Industry and Financial Markets Association Municipal Swap Index—a widely used benchmark for yields on floating-rate muni securities—ranged between approximately 0.01% and 0.43%, finishing the period near the top of this range.
Performance, Positioning, and Strategies. The investment adviser continued to focus on safety and high credit quality, while maintaining a longer weighted average maturity (WAM) than many of the fund’s peers for most of the reporting period. From the beginning of the year until mid-March, the fund’s WAM varied in the range of 27 to 33 days. With the probability increasing that the Fed would raise rates at least once in 2016, the fund’s WAM was intentionally shortened down to less than 20 days as the reporting period continued. However, with the likelihood of future rate hikes declining, combined with the rising overall supply of muni securities in June during the typical “note season,” the fund’s WAM was again extended and ended the reporting period at 31 days.
As of 6/30/16:
Portfolio Composition By Maturity[1]
% of investments
1-7 Days	77.2%
8-30 Days	2.2%
31-60 Days	10.2%
61-90 Days	2.9%
91-180 Days	2.7%
More than 180 Days	4.8%
Total	100.0%
Statistics
Weighted Average Maturity[2]	31 Days
Credit Quality Of Holdings[3] % of portfolio	100% Tier 1
Credit Enhanced Securities % of portfolio	56%
Portfolio Composition by Security Type[4]
% of investments
Variable Rate Demand Obligations	48.6%
Commercial Paper	19.5%
Tender Option Bonds	18.4%
Fixed Rate Notes	6.1%
Put Bonds	4.8%
Variable Rate Demand Preferred Shares	2.6%
Total	100.0%
Management views and portfolio holdings may have changed since the report date.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Tier 1 securities are rated in the highest short-term rating category by two nationally recognized statistical rating organizations (NRSROs), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by CSIM pursuant to guidelines adopted by the Board of Trustees. Money market fund shares and U.S. government securities are also Tier 1 securities. The fund uses NRSRO credit ratings from Standard & Poor’s Financial Services LLC, Moody’s Investors Service, Fitch, Inc., and/or DBRS. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.
[4]	Portfolio Composition is calculated using the Par Value of Investments and excludes cash.
6Schwab California Municipal Money Fund

Performance and Fund Facts as of 6/30/16
The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.csimfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab California Municipal Money Fund
	Sweep Shares	Value Advantage Shares®
Ticker Symbol	SWCXX	SWKXX
Minimum Initial Investment[1]	*	$25,000 [2]
Seven-Day Yield[3]	0.01%	0.01%
Seven-Day Yield–Without Contractual Expense Limitation[4]	-0.08%	-0.10%
Seven-Day Effective Yield[3]	0.01%	0.01%
Seven-Day Taxable Equivalent Effective Yield[3,5]	0.02%	0.02%
You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. Effective October 14, 2016, the fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	Minimum initial investment for IRA and custodial accounts is $15,000. Municipal money funds are generally not appropriate investments for IRAs and other tax-deferred accounts. Please consult with your tax advisor about your situation.
[3]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit each share class’ total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for certain share classes of the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver, the fund’s yield would have been lower. For additional details, see financial note 5.
[4]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary yield waiver. The voluntary yield waiver added 0.15% to the seven-day yield of the Sweep Shares.
[5]	Taxable equivalent effective yield assumes a federal regular income tax rate of 43.40%, which includes a Medicare surcharge rate of 3.80%, and effective California state personal income tax rate of 6.96%. Your tax rate may be different.
Schwab California Municipal Money Fund7

Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2016 and held through June 30, 2016.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio[1] (Annualized)	Beginning Account Value at 1/1/16	Ending Account Value (Net of Expenses) at 6/30/16	Expenses Paid During Period[2] 1/1/16–6/30/16
Schwab California Municipal Money Fund
Sweep Shares
Actual Return	0.24%	$1,000.00	$1,000.10	$1.19
Hypothetical 5% Return	0.24%	$1,000.00	$ 1,023.71	$1.21
Value Advantage Shares
Actual Return	0.24%	$1,000.00	$1,000.10	$1.19
Hypothetical 5% Return	0.24%	$1,000.00	$ 1,023.71	$1.21
[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days of the period, and divided by 366 days of the fiscal year.
8Schwab California Municipal Money Fund

Schwab California Municipal Money Fund
Financial Statements
Financial Highlights
Sweep Shares	1/1/16– 6/30/16*	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12	1/1/11– 12/31/11
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	(0.00) [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	(0.00) [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	—	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Total distributions	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.01% [3]	0.03%	0.01%	0.01%	0.02%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.24% [4],[5]	0.07% [5]	0.08% [5]	0.13% [5]	0.19% [5]	0.25% [5]
Gross operating expenses	0.68% [4]	0.69%	0.69%	0.69%	0.69%	0.69%
Net investment income (loss)	0.01% [4]	0.01%	0.01%	0.01%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$6,122	$6,472	$6,439	$6,081	$6,137	$5,641

Value Advantage Shares	1/1/16– 6/30/16*	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12	1/1/11– 12/31/11
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	(0.00) [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	(0.00) [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	—	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Total distributions	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.01% [3]	0.03%	0.01%	0.01%	0.02%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.24% [4],[5]	0.07% [5]	0.08% [5]	0.13% [5]	0.19% [5]	0.26% [5]
Gross operating expenses	0.55% [4]	0.56%	0.56%	0.56%	0.56%	0.56%
Net investment income (loss)	0.01% [4]	0.01%	0.01%	0.01%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$622	$678	$771	$751	$853	$1,071
*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Not annualized.
4
Annualized.
5
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 5)
See financial notes    9

Schwab California Municipal Money Fund
Portfolio Holdings  as of June 30, 2016 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available immediately upon filing. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund's website at www.csimfunds.com/schwabfunds_prospectus along with a link to the fund's Form N-MFP filings on the SEC's website.
For fixed-rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
25.3%	Fixed-Rate Municipal Securities	1,709,241,820	1,709,241,820
79.7%	Variable-Rate Municipal Securities	5,371,496,192	5,371,496,192
105.0%	Total Investments	7,080,738,012	7,080,738,012
(5.0%)	Other Assets and Liabilities, Net		(337,120,798)
100.0%	Net Assets		6,743,617,214

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Municipal Securities 25.3% of net assets
California 25.3%
California
GO Bonds		3.00%		09/01/16	400,000	401,708
GO Bonds		5.00%		10/01/16	8,300,000	8,394,139
GO Bonds		4.00%		11/01/16	150,000	151,779
GO Bonds Series 2008		5.00%		08/01/16	150,000	150,577
GO CP Series A1 (LOC: WELLS FARGO BANK NA)	c	0.47%		07/19/16	8,040,000	8,040,000
GO CP Series A1 (LOC: WELLS FARGO BANK NA)		0.48%		08/16/16	30,000,000	30,000,000
GO CP Series A2 (LOC: ROYAL BANK OF CANADA)		0.44%		07/06/16	12,250,000	12,250,000
GO CP Series A2 (LOC: ROYAL BANK OF CANADA)		0.50%		07/20/16	25,000,000	25,000,000
GO CP Series A2 (LOC: ROYAL BANK OF CANADA)		0.45%		08/03/16	16,320,000	16,320,000
GO CP Series A3 (LOC: JPMORGAN CHASE BANK NA; CALIFORNIA PUBLIC EMPLOYEES' RETIREMENT SYSTEM)		0.44%		08/04/16	25,000,000	25,000,000
GO CP Series A5 (LOC: US BANK NATIONAL ASSOCIATION)		0.45%		07/12/16	5,100,000	5,100,000
GO CP Series A5 (LOC: US BANK NATIONAL ASSOCIATION)		0.45%		08/04/16	14,000,000	14,000,000
GO CP Series A5 (LOC: US BANK NATIONAL ASSOCIATION)		0.48%		09/06/16	13,300,000	13,300,000
GO CP Series A8 (LOC: BANK OF THE WEST)		0.48%		08/04/16	27,000,000	27,000,000
GO Refunding Bonds		3.00%		08/01/16	38,135,000	38,220,243
GO Refunding Bonds		5.00%		08/01/16	670,000	672,641
GO Refunding Bonds		2.00%		09/01/16	175,000	175,474
GO Refunding Bonds		5.00%		09/01/16	425,000	428,284
GO Refunding Bonds		5.00%		10/01/16	100,000	101,149
GO Refunding Bonds		5.00%		11/01/16	100,000	101,508
California Health Facilities Financing Auth
RB (Kaiser Permanente) Series 2006E		0.25%		08/02/16	9,935,000	9,931,773
RB (Kaiser Permanente) Series 2006E		0.25%		08/03/16	20,000,000	19,993,494
RB (Kaiser Permanente) Series 2006E		0.27%		09/07/16	24,000,000	24,000,000
10    See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RB (Providence Health & Services) Series 2008C		5.25%		10/01/16	150,000	151,821
RB (Providence Health & Services) Series 2014A		3.00%		10/01/16	490,000	493,196
RB (Sutter Health) Series 2008A		5.50%		08/15/16	550,000	553,492
RB (Sutter Health) Series 2011B		5.00%		08/15/16	105,000	105,594
California Public Works Board
Lease RB Series 2011A		4.00%		10/01/16	2,000,000	2,018,400
California School Cash Reserve Program Auth
TRAN Series 2016	b	2.00%		06/30/17	27,000,000	27,353,160
TRAN Series 2016A	b	2.00%		06/30/17	7,000,000	7,093,590
TRAN Series 2016C	b	2.00%		06/30/17	18,040,000	18,275,963
TRAN Series 2016E	b	2.00%		05/31/17	11,290,000	11,425,367
California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2004E		0.26%		09/06/16	11,800,000	11,800,000
RB (Kaiser Permanente) Series 2004E		0.27%		09/07/16	26,200,000	26,180,996
RB (Kaiser Permanente) Series 2004I		0.50%		08/01/16	4,000,000	4,000,000
RB (Kaiser Permanente) Series 2004K		0.55%		10/04/16	10,400,000	10,400,000
RB (Kaiser Permanente) Series 2004K		0.58%		10/05/16	23,000,000	23,000,000
RB (Kaiser Permanente) Series 2006D		0.58%		10/05/16	26,500,000	26,500,000
RB (Kaiser Permanente) Series 2008C		0.52%		09/15/16	8,000,000	8,000,000
RB (Kaiser Permanente) Series 2008C		0.56%		10/11/16	38,000,000	38,000,000
RB (Kaiser Permanente) Series 2009B5		0.50%		08/01/16	47,000,000	47,000,000
RB (Kaiser Permanente) Series 2009B6		0.25%		08/08/16	14,000,000	14,000,000
RB (Kaiser Permanente) Series 2009B6		0.58%		10/13/16	1,700,000	1,700,000
East Bay Municipal Utility District
CP Notes Series A1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.49%		09/07/16	18,000,000	18,000,000
CP Notes Series A2 (LIQ: BANK OF AMERICA NA)		0.43%		07/07/16	25,000,000	25,000,000
CP Notes Series A2 (LIQ: BANK OF AMERICA NA)		0.45%		08/04/16	10,000,000	10,000,000
CP Notes Series A2 (LIQ: BANK OF AMERICA NA)		0.49%		09/07/16	15,000,000	15,000,000
Golden Gate Bridge & Highway District
CP Series A		0.51%		08/15/16	30,500,000	30,500,000
Kern Cnty
TRAN Series 2016-17	b	3.00%		05/15/17	23,450,000	23,923,925
TRAN Series 2016-17	b	3.00%		06/30/17	12,500,000	12,785,250
Los Angeles
TRAN Series 2016 A	b	3.00%		06/29/17	90,000,000	92,027,700
Los Angeles CCD
GO Bonds Series 2006E (ESCROW)		5.00%		08/01/16	350,000	351,283
Los Angeles Cnty
TRAN Series 2016	b	3.00%		06/30/17	80,000,000	81,846,400
Los Angeles Cnty Capital Asset Leasing Corp
Lease Revenue CP Notes Series A (LOC: BANK OF THE WEST)		0.52%		08/17/16	4,500,000	4,500,000
Lease Revenue CP Notes Series A (LOC: BANK OF THE WEST)		0.52%		08/18/16	5,000,000	5,000,000
Lease Revenue CP Series B (LOC: US BANK NATIONAL ASSOCIATION)		0.45%		07/13/16	10,000,000	10,000,000
Lease Revenue CP Series B (LOC: US BANK NATIONAL ASSOCIATION)		0.43%		07/28/16	7,500,000	7,500,000
Lease Revenue CP Series B (LOC: US BANK NATIONAL ASSOCIATION)		0.45%		08/09/16	27,935,000	27,935,000
Lease Revenue CP Series B (LOC: US BANK NATIONAL ASSOCIATION)		0.47%		08/23/16	21,000,000	21,000,000
See financial notes    11

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Los Angeles Cnty Metropolitan Transportation Auth
2nd Sub Sales Tax CP (LOC: MUFG UNION BANK NA)		0.41%		07/07/16	14,000,000	14,000,000
2nd Sub Sales Tax CP (LOC: MUFG UNION BANK NA)		0.50%		09/01/16	3,000,000	3,000,000
2nd Sub Sales Tax CP (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.45%		08/02/16	6,000,000	6,000,000
2nd Sub Sales Tax CP (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.50%		09/01/16	2,500,000	2,500,000
Sales Tax Sr RB Series 2013B		5.00%		07/01/16	830,000	830,000
Los Angeles Dept of Water & Power
Power System RB Series 2008A-2		5.00%		07/01/16	1,760,000	1,760,000
Power System Revenue CP (LIQ: WELLS FARGO BANK NA)		0.41%		07/01/16	55,000,000	55,000,000
Los Angeles Harbor Dept
Refunding RB Series 2006B		5.00%		08/01/16	5,175,000	5,194,928
Refunding RB Series 2011A		5.00%		08/01/16	2,000,000	2,007,869
Refunding RB Series 2014A		4.00%		08/01/16	800,000	802,270
Los Angeles Municipal Improvement Corp
Lease Revenue CP Series A1 (LOC: WELLS FARGO BANK NA)		0.44%		08/19/16	20,000,000	20,000,000
Lease Revenue CP Series A3 (LOC: BANK OF THE WEST)		0.47%		08/19/16	20,000,000	20,000,000
Los Angeles USD
GO Bonds Series 2006C		5.00%		07/01/16	200,000	200,000
GO Bonds Series 2006F		5.00%		07/01/16	250,000	250,000
GO Bonds Series 2007E		5.00%		07/01/16	100,000	100,000
GO Bonds Series 2007H		5.00%		07/01/16	100,000	100,000
GO Bonds Series 2010KY		5.00%		07/01/16	440,000	440,000
GO Refunding Bonds Series 2006A (ESCROW)		5.00%		07/01/16	4,085,000	4,085,000
GO Refunding Bonds Series 2006B		5.00%		07/01/16	3,515,000	3,515,000
Orange Cnty Water District
CP Series A (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.47%		07/06/16	20,723,000	20,723,000
Port of Oakland
CP Notes Series D (LOC: JPMORGAN CHASE BANK NA)		0.44%		07/19/16	26,415,000	26,415,000
CP Series A&B (LOC: BANK OF AMERICA NA)		0.42%		07/19/16	11,588,000	11,588,000
Riverside Cnty
GO Bonds (Teeter) Series 2015B		2.00%		10/12/16	10,000,000	10,041,200
TRAN Series 2016	b	3.00%		06/30/17	60,000,000	61,378,200
Riverside Cnty Transportation Commission
CP Notes Series A (LOC: STATE STREET BANK AND TRUST COMPANY)		0.44%		07/05/16	4,000,000	4,000,000
Sacramento Municipal Utility District
CP Series K1 (LOC: STATE STREET BANK AND TRUST COMPANY)		0.44%		08/05/16	40,000,000	40,000,000
CP Series L1 (LOC: BARCLAYS BANK PLC)	c	0.47%		08/04/16	70,000,000	70,000,000
Electric Refunding RB Series 2013C		5.00%		08/15/16	850,000	854,659
San Diego CCD
GO Bonds Series 2011		4.00%		08/01/16	170,000	170,513
GO Refunding Bonds Series 2012		4.00%		08/01/16	1,155,000	1,158,512
San Diego Cnty Regional Transportation Commission
Sub Sales Tax Revenue CP Series B (LOC: MUFG UNION BANK NA)		0.43%		07/05/16	9,138,000	9,138,000
Sub Sales Tax Revenue CP Series B (LOC: MUFG UNION BANK NA)		0.46%		07/05/16	1,315,000	1,315,000
12    See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Sub Sales Tax Revenue CP Series B (LOC: MUFG UNION BANK NA)		0.48%		07/05/16	14,139,000	14,139,000
Sub Sales Tax Revenue CP Series B (LOC: MUFG UNION BANK NA)		0.46%		08/03/16	2,536,000	2,536,000
San Diego Cnty Water Auth
CP Series 8 (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.46%		07/12/16	5,000,000	5,000,000
CP Series 8 (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.44%		08/01/16	9,000,000	9,000,000
CP Series 8 (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.44%		08/04/16	12,050,000	12,050,000
CP Series 9 (LIQ: BANK OF AMERICA NA)		0.45%		07/07/16	25,000,000	25,000,000
CP Series 9 (LIQ: BANK OF AMERICA NA)		0.45%		07/21/16	20,000,000	20,000,000
CP Series 9 (LIQ: BANK OF AMERICA NA)		0.43%		08/03/16	3,000,000	3,000,000
San Diego USD
GO Refunding Bonds Series 2004 B1		5.00%		07/01/16	850,000	850,000
San Francisco
Lease RB CP Series 2 (LIQ: US BANK NATIONAL ASSOCIATION)		0.45%		08/04/16	17,239,000	17,239,000
Lease Rev CP Series 3 (LOC: STATE STREET BANK AND TRUST COMPANY)		0.47%		08/01/16	5,340,000	5,340,000
San Francisco Airport Commission
Sub CP Series A3,B3&C3 (LOC: ROYAL BANK OF CANADA)		0.52%		09/07/16	43,350,000	43,350,000
Sub CP Series B4 (LOC: ROYAL BANK OF CANADA)		0.48%		08/03/16	15,000,000	15,000,000
Sub CP Series B4 (LOC: WELLS FARGO BANK NA)		0.52%		10/05/16	10,000,000	10,000,000
Sub CP Series B4 (LOC: WELLS FARGO BANK NA)		0.55%		10/05/16	7,700,000	7,700,000
Sub CP Series B4 Sub CP Series B4 (LOC: ROYAL BANK OF CANADA)		0.48%		08/04/16	15,000,000	15,000,000
San Francisco Public Utilities Commission
Wastewater CP Series A1 (LOC: WELLS FARGO BANK NA)		0.45%		08/16/16	9,000,000	9,000,000
Wastewater CP Series A6 (LOC: STATE STREET BANK AND TRUST COMPANY)		0.46%		08/16/16	15,000,000	15,000,000
San Jose Airport
Sub CP Notes Series B (LOC: BARCLAYS BANK PLC)		0.52%		09/15/16	11,992,000	11,992,000
Sub CP Notes Series B (LOC: BARCLAYS BANK PLC)		0.54%		09/15/16	13,045,000	13,045,000
San Jose Redevelopment Agency
Sub Tax Allocation RB Series 1996A (LOC: JPMORGAN CHASE BANK NA)		0.55%		10/17/16	18,300,000	18,300,000
Sub Tax Allocation RB Series 2003B (LOC: JPMORGAN CHASE BANK NA)		0.54%		10/17/16	18,300,000	18,300,000
Sub Tax Allocation RB Series 2003B (LOC: JPMORGAN CHASE BANK NA)		0.55%		10/17/16	15,000,000	15,000,000
Santa Monica-Malibu USD
GO Bonds Series B		2.00%		07/01/16	3,860,000	3,860,000
Santa Rosa HSD
GO Bonds Series 2016A		2.00%		08/01/16	2,000,000	2,002,763
Southern California Metropolitan Water District
Water Refunding RB Series 2009D		3.00%		07/01/16	250,000	250,000
Water Refunding RB Series 2009D		5.00%		07/01/16	250,000	250,000
Water Refunding RB Series 2010B		4.00%		07/01/16	125,000	125,000
Water Refunding RB Series 2011B		4.00%		07/01/16	6,035,000	6,035,000
Ventura Cnty Public Financing Auth
Lease Revenue CP (LOC: WELLS FARGO BANK NA)		0.44%		08/02/16	14,600,000	14,600,000
Lease Revenue CP (LOC: WELLS FARGO BANK NA)		0.46%		08/02/16	11,100,000	11,100,000
See financial notes    13

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Walnut Energy Center Auth
Sub CP Notes Series B (LOC: STATE STREET BANK AND TRUST COMPANY)		0.45%		08/04/16	26,457,000	26,457,000
Total Fixed-Rate Municipal Securities
(Cost $1,709,241,820)						1,709,241,820

Variable-Rate Municipal Securities 79.7% of net assets
California 79.7%
ABAG Finance Auth
M/F Housing RB (Bachenheimer Building) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.46%		07/07/16	7,720,000	7,720,000
M/F Housing RB (Crossing Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	0.45%		07/07/16	64,450,000	64,450,000
M/F Housing RB (Darling Florist Building) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.46%		07/07/16	4,710,000	4,710,000
M/F Housing RB (Fine Arts Building) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.46%		07/07/16	8,100,000	8,100,000
M/F Housing RB (GAIA Building) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.46%		07/07/16	12,165,000	12,165,000
M/F Housing RB (La Terrazza Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.45%		07/07/16	8,295,000	8,295,000
M/F Housing RB (Mountain View Apts) Series 1997A (LOC: COMERICA BANK)		0.61%		07/07/16	4,440,000	4,440,000
M/F Housing Refunding RB (The Berkeleyan) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.46%		07/07/16	5,790,000	5,790,000
Alameda Cnty IDA
RB (BAT Properties) Series 1998A (LOC: BANK OF THE WEST)		0.50%		07/07/16	3,510,000	3,510,000
RB (California Brazing) Series 2011 (LOC: WELLS FARGO BANK NA)		0.45%		07/07/16	2,770,000	2,770,000
RB (Dale Hardware) Series 2010 (LOC: COMERICA BANK)		0.51%		07/07/16	4,220,000	4,220,000
RB (Essai) Series 2005 (LOC: MUFG UNION BANK NA)		0.45%		07/07/16	2,500,000	2,500,000
RB (Ettore Products) Series 2005A (LOC: COMERICA BANK)		0.55%		07/07/16	3,900,000	3,900,000
RB (Evolve Manufacturing Technologies) Series 2014 (LOC: WELLS FARGO BANK NA)		0.45%		07/07/16	4,836,000	4,836,000
RB (Golden West Paper Converting Corp) Series 2008A (LOC: BANK OF THE WEST)		0.47%		07/07/16	3,280,000	3,280,000
RB (Oakland Pallet Co) Series 2008A (LOC: COMERICA BANK)		0.55%		07/07/16	1,400,000	1,400,000
RB (Plastikon Industries) Series 2000A (LOC: COMERICA BANK)		0.57%		07/07/16	2,700,000	2,700,000
RB (Unique Elevator Interiors) Series 2007 (LOC: COMERICA BANK)		0.55%		07/07/16	2,095,000	2,095,000
Alameda-Contra Costa School Financing Auth
COP Series N (LOC: FEDERAL HOME LOAN BANKS)		0.39%		07/07/16	1,980,000	1,980,000
Anaheim Housing Auth
M/F Housing Refunding RB (Sage Park) Series 1998A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.45%		07/07/16	5,500,000	5,500,000
Anaheim Public Financing Auth
Electric System RB Series 2007A (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: CITIBANK NA)	a	0.43%		07/07/16	19,030,000	19,030,000
Electric System RB Series 2009A (LIQ: CITIBANK NA)	a	0.43%		07/07/16	7,500,000	7,500,000
Bakersfield
Wastewater Refunding RB Series 2012A (LIQ: JPMORGAN CHASE BANK NA)		0.44%		07/07/16	3,900,000	3,900,000
14    See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Bay Area Toll Auth
Toll Bridge RB Series 2007 A2 (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.41%		07/07/16	44,000,000	44,000,000
Toll Bridge RB Series 2007B2 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.39%		07/07/16	34,000,000	34,000,000
Toll Bridge RB Series 2007C1 (LIQ: BANK OF AMERICA NA)	a	0.43%		07/07/16	4,910,000	4,910,000
Toll Bridge RB Series 2007C2 (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.39%		07/07/16	12,500,000	12,500,000
Toll Bridge RB Series 2007F (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	7,245,000	7,245,000
Toll Bridge RB Series 2007F, 2008F1&2009F1 (ESCROW) (LIQ: MORGAN STANLEY BANK NA)	a	0.45%		07/07/16	12,462,156	12,462,156
Toll Bridge RB Series 2007G1 (LOC: US BANK NATIONAL ASSOCIATION)		0.39%		07/07/16	20,000,000	20,000,000
Toll Bridge RB Series 2008C1 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.40%		07/07/16	10,300,000	10,300,000
Toll Bridge RB Series 2008F1 (ESCROW) (LIQ: CITIBANK NA)	a	0.44%		07/07/16	9,730,000	9,730,000
Toll Bridge RB Series 2009F1 (ESCROW) (LIQ: BANK OF AMERICA NA)	a	0.44%		07/07/16	9,010,000	9,010,000
California
GO Bonds (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	7,500,000	7,500,000
GO Bonds (LIQ: MORGAN STANLEY BANK NA)	a	0.45%		07/07/16	12,020,000	12,020,000
GO Bonds Series 2003B2 (LOC: BANK OF AMERICA NA)		0.39%		07/07/16	37,240,000	37,240,000
GO Bonds Series 2003B4 (LOC: BANK OF AMERICA NA)		0.39%		07/07/16	10,000,000	10,000,000
GO Bonds Series 2003B4 (LOC: BANK OF AMERICA NA)	c	0.42%		07/07/16	40,000,000	40,000,000
GO Bonds Series 2003C1 (LOC: BANK OF AMERICA NA)		0.39%		07/07/16	8,150,000	8,150,000
GO Bonds Series 2004A-8 (LOC: CITIBANK NA)		0.39%		07/07/16	10,000,000	10,000,000
GO Bonds Series 2004A6 (LOC: CITIBANK NA)		0.39%		07/07/16	32,800,000	32,800,000
GO Bonds Series 2004A7 (LOC: CITIBANK NA)		0.39%		07/07/16	18,100,000	18,100,000
GO Bonds Series 2004B-1 (LOC: CITIBANK NA)		0.28%		07/01/16	34,800,000	34,800,000
GO Bonds Series 2004B2 (LOC: CITIBANK NA)		0.28%		07/01/16	10,345,000	10,345,000
GO Bonds Series 2004B3 (LOC: CITIBANK NA)		0.28%		07/01/16	6,120,000	6,120,000
GO Bonds Series 2004B4 (LOC: CITIBANK NA)		0.39%		07/07/16	18,850,000	18,850,000
GO Bonds Series 2004B5 (LOC: US BANK NATIONAL ASSOCIATION)		0.39%		07/07/16	24,500,000	24,500,000
GO Bonds Series 2005A1 (LOC: ROYAL BANK OF CANADA)		0.39%		07/07/16	13,500,000	13,500,000
GO Bonds Series 2005A1-2 (LOC: ROYAL BANK OF CANADA)		0.39%		07/07/16	54,075,000	54,075,000
GO Bonds Series 2005A2-2 (LOC: ROYAL BANK OF CANADA)		0.39%		07/07/16	22,000,000	22,000,000
GO Bonds Series 2005B1 (LOC: MIZUHO BANK LTD)		0.39%		07/07/16	49,500,000	49,500,000
GO Bonds Series 2005B2 (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.39%		07/07/16	17,400,000	17,400,000
GO Bonds Series 2005B3 (LOC: MIZUHO BANK LTD)		0.43%		07/07/16	16,000,000	16,000,000
GO Bonds Series 2005B3 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.39%		07/07/16	33,830,000	33,830,000
GO Bonds Series 2005B4 (LOC: JPMORGAN CHASE BANK NA)		0.39%		07/07/16	44,700,000	44,700,000
GO Bonds Series 2005B5 (LOC: BARCLAYS BANK PLC)		0.39%		07/07/16	24,890,000	24,890,000
GO Bonds Series 2010 (LIQ: MORGAN STANLEY BANK NA)	a	0.45%		07/07/16	21,000,000	21,000,000
GO Refunding Bonds (LIQ: CITIBANK NA)	a	0.43%		07/07/16	3,000,000	3,000,000
GO Refunding Bonds Series 2016 (LIQ: MORGAN STANLEY BANK NA)	a	0.45%		07/07/16	14,010,000	14,010,000
California Alternative Energy Source Financing Auth
Cogeneration Facility RB Series 1993B		0.42%		07/07/16	25,330,000	25,330,000
See financial notes    15

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
California Dept of Water Resources
Water System RB (Central Valley) Series AE (LIQ: CREDIT SUISSE AG)	a	0.45%		07/07/16	12,605,000	12,605,000
California Educational Facilities Auth
RB (California Institute of Technology) Series 1994		0.42%		07/07/16	15,000,000	15,000,000
RB (California Institute of Technology) Series 2006B		0.42%		07/07/16	5,000,000	5,000,000
RB (California Institute of Technology) Series 2009 (LIQ: CITIBANK NA)	a	0.43%		07/07/16	9,900,000	9,900,000
RB (Life Chiropractic College West) Series 1999 (LOC: BANK OF THE WEST)		0.40%		07/07/16	9,125,000	9,125,000
RB (Pepperdine Univ) Series 2015 (LIQ: MORGAN STANLEY BANK NA)	a	0.45%		07/07/16	6,995,000	6,995,000
RB (Pepperdine Univ) Series 2016 (LIQ: MORGAN STANLEY BANK NA)	a	0.45%		07/07/16	6,670,000	6,670,000
RB (Stanford Univ) Series U7 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.44%		07/07/16	16,885,000	16,885,000
RB (Univ of Southern California) Series 2009B (LIQ: BARCLAYS BANK PLC)	a	0.42%		07/07/16	1,100,000	1,100,000
RB (Univ of Southern California) Series 2009B (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	4,305,000	4,305,000
California Enterprise Development Finance Auth
IDRB (Gordon Brush) Series 2015 (LOC: WELLS FARGO BANK NA)		0.47%		07/07/16	3,000,000	3,000,000
RB (Robert Louis Stevenson School) Series 2011 (LOC: US BANK NATIONAL ASSOCIATION)		0.42%		07/07/16	15,300,000	15,300,000
RB (Sconza Candy) Series 2008A (LOC: COMERICA BANK)		0.55%		07/07/16	10,000,000	10,000,000
California Health Facilities Financing Auth
Health Facility RB (Catholic Healthcare West) 2004 Series K (LOC: MIZUHO BANK LTD)		0.44%		07/07/16	21,750,000	21,750,000
Health Facility RB (Catholic Healthcare West) Series 2011B (LOC: BANK OF MONTREAL)		0.40%		07/07/16	17,150,000	17,150,000
RB (Children's Hospital of Orange Cnty) Series 2009C (LOC: US BANK NATIONAL ASSOCIATION)		0.39%		07/07/16	19,620,000	19,620,000
RB (City of Hope) Series 2012B		0.40%		07/07/16	16,000,000	16,000,000
RB (City of Hope) Series 2012C		0.39%		07/07/16	16,200,000	16,200,000
RB (Lucile Salter Packard Children's Hospital) Series 2016B (LIQ: BANK OF AMERICA NA)	a	0.51%		07/07/16	6,140,000	6,140,000
RB (Memorial Health Services) Series 2013A		0.39%		07/07/16	9,045,000	9,045,000
RB (Orange Cnty Children's Hospital) Series 2009B (LOC: US BANK NATIONAL ASSOCIATION)		0.39%		07/07/16	23,445,000	23,445,000
RB (Providence Health & Services) Series 2008C (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	5,020,000	5,020,000
RB (Providence Health & Services) Series 2009B (LIQ: BANK OF AMERICA NA)	a	0.42%		07/07/16	27,325,000	27,325,000
RB (Providence Health & Services) Series 2009B, 2014A&2014B (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	26,780,000	26,780,000
RB (Providence Health & Services) Series 2014A (LIQ: MORGAN STANLEY BANK NA)	a	0.45%		07/07/16	4,000,000	4,000,000
RB (Scripps Health) Series 2001A (LOC: JPMORGAN CHASE BANK NA)		0.45%		07/07/16	5,815,000	5,815,000
RB (Scripps Health) Series 2008B (LOC: WELLS FARGO BANK NA)		0.39%		07/07/16	8,245,000	8,245,000
RB (Scripps Health) Series 2008C (LOC: MUFG UNION BANK NA)		0.39%		07/07/16	11,885,000	11,885,000
16    See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RB (Scripps Health) Series 2008E (LOC: MUFG UNION BANK NA)		0.39%		07/07/16	11,000,000	11,000,000
RB (Scripps Health) Series 2012C		0.39%		07/07/16	19,475,000	19,475,000
RB (St Joseph Health) Series 2009A (LIQ: MORGAN STANLEY BANK NA)	a	0.45%		07/07/16	11,565,000	11,565,000
RB (St. Joseph Health) Series 2009A (LIQ: ROYAL BANK OF CANADA)	a	0.42%		07/07/16	11,250,000	11,250,000
RB (Sutter Health) Series 2007A (LIQ: MORGAN STANLEY BANK NA)	a	0.45%		07/07/16	9,000,000	9,000,000
RB (Sutter Health) Series 2007A&2016A (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	23,090,000	23,090,000
RB (Sutter Health) Series 2011B (LIQ: CITIBANK NA)	a	0.43%		07/07/16	18,395,000	18,395,000
RB (Sutter Health) Series 2011D (LIQ: CREDIT SUISSE AG)	a	0.45%		07/07/16	6,665,000	6,665,000
RB (Sutter Health) Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	4,565,000	4,565,000
RB (Sutter Health) Series 2013A (LIQ: MORGAN STANLEY BANK NA)	a	0.45%		07/07/16	12,195,000	12,195,000
RB (Sutter Health) Series 2016A (LIQ: MORGAN STANLEY BANK NA)	a	0.45%		07/07/16	9,375,000	9,375,000
RB (Sutter Health) Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	a	0.44%		07/07/16	3,100,000	3,100,000
Refunding RB (Stanford Hospital) Series 2008B-1		0.39%		07/07/16	13,900,000	13,900,000
Refunding RB (Sutter Health) Series 2015A (LIQ: MORGAN STANLEY BANK NA)	a	0.45%		07/07/16	12,470,000	12,470,000
California HFA
Home Mortgage RB Series 2000N (LOC: BANK OF AMERICA NA)		0.43%		07/07/16	3,050,000	3,050,000
Home Mortgage RB Series 2003M (LOC: ROYAL BANK OF CANADA)		0.42%		07/07/16	3,775,000	3,775,000
Home Mortgage RB Series 2005A (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.42%		07/07/16	4,100,000	4,100,000
Home Mortgage RB Series 2005B (LOC: BANK OF AMERICA NA)		0.43%		07/07/16	1,710,000	1,710,000
Home Mortgage RB Series 2005F (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.40%		07/07/16	38,015,000	38,015,000
Home Mortgage RB Series 2006C (LOC: BANK OF AMERICA NA)		0.43%		07/07/16	38,840,000	38,840,000
Home Mortgage RB Series 2006F (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.40%		07/07/16	12,690,000	12,690,000
Home Mortgage RB Series 2007H (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.42%		07/07/16	4,000,000	4,000,000
Home Mortgage RB Series 2007K (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.40%		07/07/16	2,400,000	2,400,000
Limited Obligation M/F RB (Warwick Square Apts) Series 2013B (LOC: FEDERAL HOME LOAN BANKS)		0.46%		07/07/16	12,840,000	12,840,000
M/F Hsg RB III Series 2001E (LOC: JPMORGAN CHASE BANK NA)		0.45%		07/07/16	9,335,000	9,335,000
M/F Hsg RB III Series 2008B (LOC: JPMORGAN CHASE BANK NA)		0.45%		07/07/16	19,240,000	19,240,000
M/F RB (Ortiz Plaza Apts) Series 2016F (LOC: FEDERAL HOME LOAN BANKS)		0.43%		07/07/16	5,000,000	5,000,000
California Infrastructure & Economic Development Bank
RB (Asian-American Drug Abuse Program) Series 2008 (LOC: BANK OF THE WEST)		0.53%		07/07/16	3,005,000	3,005,000
RB (Casa Loma College) Series 2009 (LOC: COMERICA BANK)		0.51%		07/07/16	1,780,000	1,780,000
See financial notes    17

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RB (Pinewood School) Series 2008 (LOC: COMERICA BANK)		0.47%		07/07/16	11,195,000	11,195,000
RB (St Margaret's Episcopal School) Series 2008 (LOC: FEDERAL HOME LOAN BANKS)		0.50%		07/07/16	10,740,000	10,740,000
Refunding RB (PG&E) Series 2009A (LOC: MUFG UNION BANK NA)		0.44%		07/01/16	4,000,000	4,000,000
Refunding RB (PG&E) Series 2009B (LOC: MUFG UNION BANK NA)		0.44%		07/01/16	4,545,000	4,545,000
California Municipal Finance Auth
M/F Hsg RB (Copper Square Apts) Series 2016A1 (LOC: FEDERAL HOME LOAN BANKS)		0.42%		07/07/16	2,740,000	2,740,000
RB (Notre Dame HS) Series 2007 (LOC: COMERICA BANK)		0.51%		07/07/16	4,645,000	4,645,000
RB (Westmont College) Series 2010A (LOC: COMERICA BANK)		0.41%		07/07/16	12,120,000	12,120,000
Recovery Zone Facility RB (Chevron) Series 2010A		0.35%		07/01/16	13,280,000	13,280,000
California Pollution Control Financing Auth
Pollution Control Refunding RB (PG&E) Series 1996C (LOC: MIZUHO BANK LTD)		0.42%		07/01/16	2,400,000	2,400,000
Pollution Control Refunding RB (PG&E) Series 1996F (LOC: TD BANK NA)		0.42%		07/01/16	3,700,000	3,700,000
Solid Waste Disposal RB (Ag Resources III) Series 2004 (LOC: COBANK ACB)		0.46%		07/07/16	5,570,000	5,570,000
Solid Waste Disposal RB (Atlas Disposal) Series 1999A (LOC: US BANK NATIONAL ASSOCIATION)		0.46%		07/07/16	4,369,000	4,369,000
Solid Waste Disposal RB (AVI-PGS) Series 2008A (LOC: WELLS FARGO BANK NA)		0.46%		07/07/16	1,385,000	1,385,000
Solid Waste Disposal RB (Bay Counties SMaRT) Series 2014 (LOC: COMERICA BANK)		0.56%		07/07/16	6,315,000	6,315,000
Solid Waste Disposal RB (Bay Counties Waste Services) Series 2011A (LOC: COMERICA BANK)		0.56%		07/07/16	6,560,000	6,560,000
Solid Waste Disposal RB (Best Way Disposal) Series 2012 (LOC: BANK OF THE WEST)		0.48%		07/07/16	14,695,000	14,695,000
Solid Waste Disposal RB (BLT Enterprises of Fremont) Series 2010 (LOC: MUFG UNION BANK NA)		0.42%		07/07/16	15,600,000	15,600,000
Solid Waste Disposal RB (Burrtec Waste & Recycling Services) Series 2006A (LOC: BANK OF AMERICA NA)		0.46%		07/07/16	8,705,000	8,705,000
Solid Waste Disposal RB (Burrtec Waste Group) Series 2006A (LOC: US BANK NATIONAL ASSOCIATION)		0.46%		07/07/16	2,705,000	2,705,000
Solid Waste Disposal RB (Burrtec Waste Group) Series 2008A (LOC: US BANK NATIONAL ASSOCIATION)		0.46%		07/07/16	15,010,000	15,010,000
Solid Waste Disposal RB (California Waste Recovery Systems) Series 2012 (LOC: MUFG UNION BANK NA)		0.46%		07/07/16	4,775,000	4,775,000
Solid Waste Disposal RB (Desert Properties) Series 2006B (LOC: MUFG UNION BANK NA)		0.46%		07/07/16	1,160,000	1,160,000
Solid Waste Disposal RB (EDCO Disposal) Series 2004A (LOC: WELLS FARGO BANK NA)		0.46%		07/07/16	1,395,000	1,395,000
Solid Waste Disposal RB (EDCO Disposal) Series 2007A (LOC: WELLS FARGO BANK NA)		0.46%		07/07/16	7,950,000	7,950,000
Solid Waste Disposal RB (Garaventa Enterprises) Series 2006A (LOC: WELLS FARGO BANK NA)		0.46%		07/07/16	12,615,000	12,615,000
Solid Waste Disposal RB (Garaventa Enterprises) Series 2008A (LOC: WELLS FARGO BANK NA)		0.46%		07/07/16	8,925,000	8,925,000
Solid Waste Disposal RB (Garden City Sanitation) Series 2009A (LOC: MUFG UNION BANK NA)		0.42%		07/07/16	7,100,000	7,100,000
Solid Waste Disposal RB (Garden City Sanitation) Series 2009B (LOC: MUFG UNION BANK NA)		0.42%		07/07/16	2,475,000	2,475,000
18    See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Solid Waste Disposal RB (Garden City Sanitation) Series 2014 (LOC: MUFG UNION BANK NA)		0.47%		07/07/16	5,905,000	5,905,000
Solid Waste Disposal RB (George Borba & Son Dairy) Series 2003 (LOC: WELLS FARGO BANK NA)		0.53%		07/07/16	3,800,000	3,800,000
Solid Waste Disposal RB (GreenWaste of Palo Alto) Series 2008B (LOC: MUFG UNION BANK NA)		0.46%		07/07/16	2,990,000	2,990,000
Solid Waste Disposal RB (GreenWaste Recovery) Series 2006A (LOC: MUFG UNION BANK NA)		0.46%		07/07/16	595,000	595,000
Solid Waste Disposal RB (J&D Wilson & Sons Dairy) Series 2004 (LOC: COBANK ACB)		0.53%		07/07/16	2,500,000	2,500,000
Solid Waste Disposal RB (Marin Sanitary Service) Series 2006A (LOC: COMERICA BANK)		0.56%		07/07/16	700,000	700,000
Solid Waste Disposal RB (Metropolitan Recycling) Series 2000A (LOC: COMERICA BANK)		0.56%		07/07/16	1,120,000	1,120,000
Solid Waste Disposal RB (Metropolitan Recycling) Series 2012A (LOC: COMERICA BANK)		0.56%		07/07/16	4,860,000	4,860,000
Solid Waste Disposal RB (Mid-Valley Disposal) Series 2006A (LOC: MUFG UNION BANK NA)		0.46%		07/07/16	2,275,000	2,275,000
Solid Waste Disposal RB (Mill Valley Refuse Service) Series 2014 (LOC: COMERICA BANK)		0.56%		07/07/16	1,075,000	1,075,000
Solid Waste Disposal RB (Mission Trail Waste Systems) Series 2010A (LOC: COMERICA BANK)		0.52%		07/07/16	1,690,000	1,690,000
Solid Waste Disposal RB (Northern Recycling & Waste Services) Series 2007A (LOC: MUFG UNION BANK NA)		0.46%		07/07/16	1,895,000	1,895,000
Solid Waste Disposal RB (Orange Ave Disposal) Series 2002A (LOC: MUFG UNION BANK NA)		0.46%		07/07/16	4,550,000	4,550,000
Solid Waste Disposal RB (Ratto Group of Companies) Series 2007A (LOC: MUFG UNION BANK NA)		0.46%		07/07/16	27,800,000	27,800,000
Solid Waste Disposal RB (Ratto Group of Companies) Series 2012 (LOC: MUFG UNION BANK NA)		0.46%		07/07/16	16,500,000	16,500,000
Solid Waste Disposal RB (Recycling Industries) Series 2011 (LOC: COMERICA BANK)		0.56%		07/07/16	2,070,000	2,070,000
Solid Waste Disposal RB (Santa Clara Valley Industries) Series 1998A (LOC: COMERICA BANK)		0.56%		07/07/16	315,000	315,000
Solid Waste Disposal RB (South Bay Recycling) Series 2010B (LOC: MUFG UNION BANK NA)		0.42%		07/07/16	1,740,000	1,740,000
Solid Waste Disposal RB (Talco Plastics) Series 1997A (LOC: US BANK NATIONAL ASSOCIATION)		0.47%		07/07/16	1,600,000	1,600,000
Solid Waste Disposal RB (Upper Valley Disposal Service) Series 2008A (LOC: MUFG UNION BANK NA)		0.46%		07/07/16	1,235,000	1,235,000
Solid Waste Disposal RB (Valley Vista Services) Series 2007A (LOC: COMERICA BANK)		0.56%		07/07/16	2,205,000	2,205,000
Solid Waste Disposal RB (Waste Connections) Series 2007 (LOC: BANK OF AMERICA NA)		0.47%		07/07/16	5,400,000	5,400,000
Solid Waste Disposal RB (Zerep Management) Series 2011A (LOC: COMERICA BANK)		0.56%		07/07/16	2,810,000	2,810,000
Solid Waste Disposal RB (Zerep Management) Series 2014 (LOC: COMERICA BANK)		0.56%		07/07/16	12,040,000	12,040,000
Solid Waste Disposal Refunding RB (MarBorg Industries) Series 2009A (LOC: MUFG UNION BANK NA)		0.42%		07/07/16	1,790,000	1,790,000
California State Univ
RB Series 2012A (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	5,840,000	5,840,000
RB Series 2015A (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	3,580,000	3,580,000
RB Series 2015A (LIQ: MORGAN STANLEY BANK NA)	a	0.45%		07/07/16	4,000,000	4,000,000
RB Series 2016A (LIQ: MORGAN STANLEY BANK NA)	a	0.45%		07/07/16	7,825,000	7,825,000
See financial notes    19

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
California Statewide Communities Development Auth
Gas Supply RB Series 2010A (LIQ/LOC: ROYAL BANK OF CANADA)		0.50%	07/07/16	09/01/16	50,000,000	50,000,000
Gas Supply RB Series 2010B (LIQ/LOC: ROYAL BANK OF CANADA)	c	0.49%	07/07/16	09/01/16	89,140,000	89,140,000
IDRB (Gateway Circle) Series 2006 (LOC: CITIBANK NA)		0.49%		07/07/16	2,905,000	2,905,000
IDRB (RL Group) Series 1998C (LOC: US BANK NATIONAL ASSOCIATION)		0.46%		07/07/16	1,260,000	1,260,000
M/F Housing RB (Aegis at Pleasant Hill) Series 1997H (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.45%		07/07/16	6,270,000	6,270,000
M/F Housing RB (Alhambra at Mace Ranch) Series 2014A (LOC: FEDERAL HOME LOAN BANKS)		0.43%		07/07/16	16,950,000	16,950,000
M/F Housing RB (Alhambra at Mace Ranch) Series 2014A (LOC: FEDERAL HOME LOAN BANKS)		0.45%		07/07/16	1,800,000	1,800,000
M/F Housing RB (Avian Glen Apts) Series 204CC (LOC: CITIBANK NA)		0.45%		07/07/16	4,490,000	4,490,000
M/F Housing RB (Campus Pointe Apts) Series 2008J (LOC: FEDERAL HOME LOAN BANKS)		0.46%		07/07/16	12,100,000	12,100,000
M/F Housing RB (Canyon Country Sr Apts) Series 2002M (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.45%		07/07/16	10,500,000	10,500,000
M/F Housing RB (Charter Court Apts) Series 2008L (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.46%		07/07/16	10,125,000	10,125,000
M/F Housing RB (Creekside at Meadow Park Apts) Series 2002HH (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.45%		07/07/16	8,195,000	8,195,000
M/F Housing RB (Crossings West Apts) Series 2009E (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.43%		07/07/16	15,000,000	15,000,000
M/F Housing RB (Cypress Villa Apts) Series 2000F (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.46%		07/07/16	4,725,000	4,725,000
M/F Housing RB (Dublin Ranch Sr Apts) Series 2003OO (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.45%		07/07/16	29,990,000	29,990,000
M/F Housing RB (Dublin Ranch Sr Apts) Series 2006G (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.45%		07/07/16	5,010,000	5,010,000
M/F Housing RB (Emerald Gardens Apts) Series 2000E (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.45%		07/07/16	7,320,000	7,320,000
M/F Housing RB (Fairway Family Apts) Series 2003PP (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.45%		07/07/16	22,000,000	22,000,000
M/F Housing RB (Fairway Family Apts) Series 2006H (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.45%		07/07/16	7,000,000	7,000,000
M/F Housing RB (Heritage II Apts) Series 2014G (LOC: FEDERAL HOME LOAN BANKS)		0.43%		07/07/16	7,100,000	7,100,000
M/F Housing RB (Heritage Oaks Apts) Series 2004YY (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.46%		07/07/16	6,900,000	6,900,000
M/F Housing RB (Knolls at Green Valley Apts) Series 2002FF (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.45%		07/07/16	13,205,000	13,205,000
M/F Housing RB (Las Flores Village Apts) Series 2004JJ (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.52%		07/07/16	13,500,000	13,500,000
M/F Housing RB (Laurel Park Sr Apts) Series 2002H (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.50%		07/07/16	5,500,000	5,500,000
M/F Housing RB (Los Padres Apts) Series 2003E (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.45%		07/07/16	10,750,000	10,750,000
M/F Housing RB (Martin Luther Tower) Series 2005D (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.45%		07/07/16	6,950,000	6,950,000
M/F Housing RB (Oak Center Towers) Series 2005L (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.45%		07/07/16	3,320,000	3,320,000
20    See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
M/F Housing RB (Oakmont of Concord) Series 2002Q (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.45%		07/07/16	16,650,000	16,650,000
M/F Housing RB (Rancho Santa Fe Village Apts) Series 2004EE (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.52%		07/07/16	12,300,000	12,300,000
M/F Housing RB (Sagewood at Stonebridge Estates) Series 2005CC (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.46%		07/07/16	9,100,000	9,100,000
M/F Housing RB (Stoneridge at Elk Grove) Series 2005Q (LOC: CITIBANK NA)		0.45%		07/07/16	6,340,000	6,340,000
M/F Housing Refunding RB (Arbor Ridge Apts) Series 2008B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.48%		07/07/16	16,405,000	16,405,000
M/F Housing Refunding RB (Brandon Place Apts) Series 2006D (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.46%		07/07/16	6,070,000	6,070,000
M/F Housing Refunding RB (Kelvin Court) Series 2012B (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.45%		07/07/16	12,750,000	12,750,000
M/F Housing Refunding RB (Mariners Pointe Apts) Series 2006A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.43%		07/07/16	6,500,000	6,500,000
M/F Housing Refunding RB (The Alexandria) Series 2013A (LOC: FEDERAL HOME LOAN BANKS)		0.46%		07/07/16	16,775,000	16,775,000
M/F Hsg RB (Greentree Sr Apts) Series 2000P (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.48%		07/07/16	7,350,000	7,350,000
M/F Hsg RB (Oakmont of Alameda) Series 2003WW (LOC: FEDERAL HOME LOAN BANKS)		0.46%		07/07/16	12,680,000	12,680,000
M/F Hsg RB (Seasons at Lakewood Apts) Series 2007A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.45%		07/07/16	3,200,000	3,200,000
RB (Kaiser Permanente) Series 2004L		0.39%		07/07/16	16,835,000	16,835,000
RB (Kaiser Permanente) Series 2007A (LIQ: CITIBANK NA)	a	0.43%		07/07/16	9,800,000	9,800,000
RB (Rady Children's Hospital) Series 2008C (LOC: NORTHERN TRUST COMPANY (THE))		0.39%		07/07/16	6,575,000	6,575,000
RB (Robert Louis Stevenson School) Series 2001 (LOC: US BANK NATIONAL ASSOCIATION)		0.42%		07/07/16	6,000,000	6,000,000
RB (Sutter Health) Series 2005C (LIQ: CITIBANK NA)	a	0.43%		07/07/16	6,300,000	6,300,000
Refunding RB (Trinity Health) Series 2011CA (LIQ: CITIBANK NA)	a	0.43%		07/07/16	2,175,000	2,175,000
Carlsbad
M/F Housing RB (The Greens Apts) Series 2003A (LOC: CITIBANK NA)		0.46%		07/07/16	13,115,000	13,115,000
Chula Vista
M/F Hsg Refunding RB (Teresina Apts) Series 2006A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.43%		07/07/16	10,000,000	10,000,000
Contra Costa CCD
GO Bonds Series 2013 (LIQ: CITIBANK NA)	a	0.43%		07/07/16	7,800,000	7,800,000
GO Bonds Series 2013 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.43%		07/07/16	7,500,000	7,500,000
Contra Costa Cnty
M/F Housing RB (Creekview Apts) Series 2003B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.45%		07/07/16	32,200,000	32,200,000
Contra Costa Water District
Extendible CP		0.55%	07/13/16	02/27/17	24,500,000	24,500,000
Extendible CP		0.57%	08/18/16	03/13/17	18,500,000	18,500,000
Dublin Housing Auth
M/F Housing RB (Park Sierra) Series 1998A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.42%		07/07/16	28,700,000	28,700,000
East Bay Municipal Utility District
Wastewater System Extendible CP		0.52%	09/07/16	03/05/17	15,000,000	15,000,000
Water RB Series 2014C (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	1,830,000	1,830,000
See financial notes    21

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Water Refunding RB Series 2008A4 (LIQ: WELLS FARGO BANK NA)		0.39%		07/07/16	7,065,000	7,065,000
Water Refunding RB Series 2012A (LIQ: CITIBANK NA)	a	0.44%		07/07/16	11,300,000	11,300,000
Water Sub RB Series 2005A (LIQ: CITIBANK NA)	a	0.44%		07/07/16	45,000,000	45,000,000
Water Sub Refunding RB Series 2012A (LIQ: CITIBANK NA)	a,c	0.44%		07/07/16	49,500,000	49,500,000
Eastern Municipal Water District
Refunding Water & Sewer RB Series 2012A		0.50%	07/07/16	04/25/17	17,500,000	17,500,000
Elsinore Valley Municipal Water District
Refunding COP Series 2011A (LOC: MUFG UNION BANK NA)		0.41%		07/07/16	14,725,000	14,725,000
Emeryville Successor Redevelopment Agency
M/F Housing RB (Bay St Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	0.49%		07/07/16	57,715,000	57,715,000
Escondido
M/F Housing RB (Via Roble Apts) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.45%		07/07/16	6,900,000	6,900,000
Foothill-DeAnza CCD
GO Bonds Series C (LIQ: CITIBANK NA)	a	0.43%		07/07/16	4,500,000	4,500,000
Grossmont Healthcare District
GO Bonds Series 2011B (ESCROW) (LIQ: CREDIT SUISSE AG)	a	0.45%		07/07/16	8,200,000	8,200,000
Hayward
M/F Housing RB (Lord Tennyson Apts) Series 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.52%		07/07/16	13,915,000	13,915,000
M/F Housing RB (Timbers Apts) Series 1998A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.48%		07/07/16	9,500,000	9,500,000
Huntington Beach
M/F Housing RB (Five Points Seniors) Series 1991A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.48%		07/07/16	4,200,000	4,200,000
Irvine
Limited Obligation Bonds (Assessment District 93-14) Series 2000 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.43%		07/07/16	4,837,000	4,837,000
Irvine Ranch Water District
Refunding Bonds Series 2011A1		0.49%	07/07/16	03/17/17	25,300,000	25,300,000
Refunding Bonds Series 2011A2		0.49%	07/07/16	03/17/17	11,500,000	11,500,000
Kings Cnty Housing Auth
M/F Housing Refunding RB (Edgewater Isle Apts) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.42%		07/07/16	12,515,000	12,515,000
Long Beach
RB (Memorial Health Services) Series 1991		0.39%		07/07/16	44,550,000	44,550,000
Long Beach USD
GO Bonds Series A (LIQ: MORGAN STANLEY BANK NA)	a	0.45%		07/07/16	6,665,000	6,665,000
GO Refunding Bonds 2012 (LIQ: CREDIT SUISSE AG)	a	0.45%		07/07/16	7,750,000	7,750,000
Los Angeles
M/F Housing Refunding RB (Asbury Apts) Series 2003A (LOC: CITIBANK NA)		0.54%		07/07/16	4,555,000	4,555,000
Wastewater System RB Series 2015A (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	2,510,000	2,510,000
Wastewater System Sub Refunding RB Series 2012B (LIQ: CREDIT SUISSE AG)	a	0.45%		07/07/16	6,665,000	6,665,000
Los Angeles CCD
GO Bonds Series 2007A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a	0.46%		07/07/16	16,535,000	16,535,000
GO Bonds Series 2007A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a	0.48%		07/07/16	5,000	5,000
GO Bonds Series 2007A (LIQ: CITIBANK NA)	a	0.43%		07/07/16	3,000,000	3,000,000
GO Bonds Series 2008F1 (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a	0.46%		07/07/16	6,665,000	6,665,000
22    See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Los Angeles Cnty Housing Auth
M/F Housing RB (Canyon Country Villas) Series 1985H (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.43%		07/07/16	11,000,000	11,000,000
M/F Housing RB (Castaic Sr Apts) Series 2003C (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.45%		07/07/16	9,300,000	9,300,000
M/F Housing Refunding RB (Diamond Park Apts) Series 2010B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.46%		07/07/16	14,200,000	14,200,000
M/F Housing Refunding RB (Malibu Meadows) Series 1998B (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.39%		07/07/16	15,150,000	15,150,000
M/F Housing Refunding RB (Sand Canyon Villas) Series 2010C (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.46%		07/07/16	17,000,000	17,000,000
Los Angeles Community Redevelopment Agency
M/F Housing RB (Academy Village Apts) Series 1989A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.43%		07/07/16	19,800,000	19,800,000
M/F Housing RB (Security Building) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.48%		07/07/16	3,955,000	3,955,000
Los Angeles Dept of Airports
Sr RB Series 2008A (LIQ: JPMORGAN CHASE BANK NA)	a	0.49%		07/07/16	19,295,000	19,295,000
Sr RB Series 2008A (LIQ: MORGAN STANLEY BANK NA)	a	0.47%		07/07/16	13,475,000	13,475,000
Sr RB Series 2010A (LIQ: BANK OF AMERICA NA)	a	0.41%		07/07/16	10,095,000	10,095,000
Sr RB Series 2010A (LIQ: BARCLAYS BANK PLC)	a	0.42%		07/07/16	14,365,000	14,365,036
Sr RB Series 2010A (LIQ: ROYAL BANK OF CANADA)	a	0.42%		07/07/16	8,665,000	8,665,000
Sr RB Series 2010A&D (LIQ: BARCLAYS BANK PLC)	a	0.42%		07/07/16	6,630,000	6,630,000
Sr RB Series 2010D (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	10,465,000	10,465,000
Sr RB Series 2012B (LIQ: MORGAN STANLEY BANK NA)	a	0.45%		07/07/16	4,165,000	4,165,000
Sr RB Series 2015A (LIQ: MORGAN STANLEY BANK NA)	a	0.47%		07/07/16	5,500,000	5,500,000
Sr RB Series 2015D (LIQ: BARCLAYS BANK PLC)	a	0.43%		07/07/16	4,685,000	4,685,000
Sr RB Series 2015D (LIQ: MORGAN STANLEY BANK NA)	a	0.47%		07/07/16	7,450,000	7,450,000
Sub RB Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	a	0.46%		07/07/16	13,750,000	13,750,000
Los Angeles Dept of Water & Power
Power System RB Series 2001B (LIQ: BANK OF MONTREAL)		0.39%		07/07/16	28,100,000	28,100,000
Power System RB Series 2001B-1 (LIQ: BARCLAYS BANK PLC)	c	0.41%		07/07/16	46,900,000	46,900,000
Power System RB Series 2001B5 (LIQ: BANK OF MONTREAL)		0.39%		07/07/16	39,500,000	39,500,000
Power System RB Series 2001B6 (LIQ: BANK OF MONTREAL)		0.33%		07/01/16	2,200,000	2,200,000
Power System RB Series 2001B8 (LIQ: BANK OF MONTREAL)		0.43%		07/07/16	10,000,000	10,000,000
Power System RB Series 2002A-2 (LIQ: CITIBANK NA)		0.39%		07/01/16	8,390,000	8,390,000
Power System RB Series 2002A1 (LIQ: BANK OF AMERICA NA)		0.39%		07/01/16	1,500,000	1,500,000
Power System RB Series 2002A3 (LIQ: CITIBANK NA)		0.33%		07/01/16	3,250,000	3,250,000
Power System RB Series 2002A5 (LIQ: CITIBANK NA)		0.34%		07/01/16	22,200,000	22,200,000
Power System RB Series 2002A7 (LIQ: CITIBANK NA)		0.33%		07/01/16	13,600,000	13,600,000
Power System RB Series 2007A1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	7,980,000	7,980,000
Power System RB Series 2012B, 2014B&E (LIQ: MORGAN STANLEY BANK NA)	a	0.45%		07/07/16	15,360,000	15,360,000
Power System RB Series 2013B (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	2,500,000	2,500,000
Water System RB Series 2001B-1 (LIQ: ROYAL BANK OF CANADA)		0.39%		07/07/16	12,900,000	12,900,000
Water System RB Series 2011A (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.43%		07/07/16	17,565,000	17,565,000
Water System RB Series 2012A (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	3,665,000	3,665,000
See financial notes    23

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Water System RB Series 2012A (LIQ: ROYAL BANK OF CANADA)	a	0.42%		07/07/16	12,000,000	12,000,000
Water System RB Series 2012B (LIQ: CITIBANK NA)	a	0.43%		07/07/16	12,375,000	12,375,000
Water System RB Series 2012B (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	5,000,000	5,000,000
Water System RB Series 2012B (LIQ: MORGAN STANLEY BANK NA)	a	0.45%		07/07/16	10,900,000	10,900,000
Water System RB Series 2014A (LIQ: CITIBANK NA)	a	0.43%		07/07/16	1,140,000	1,140,000
Water System RB Series 2014A (LIQ: MORGAN STANLEY BANK NA)	a	0.45%		07/07/16	4,000,000	4,000,000
Los Angeles Harbor Dept
Refunding RB Series 2006B (LIQ: CITIBANK NA)	a	0.47%		07/07/16	16,120,000	16,120,000
Los Angeles IDA
IDRB (KH Enterprises) Series 2008 (LOC: BANK OF THE WEST)		0.60%		07/07/16	1,360,000	1,360,000
RB (AAA Packing & Shipping) Series 2000 (LOC: WELLS FARGO BANK NA)		0.47%		07/07/16	3,000,000	3,000,000
Los Angeles USD
GO & Refunding Series 2007B (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.44%		07/07/16	7,290,000	7,290,000
GO Bonds Series 2009 (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	6,890,000	6,890,000
GO Bonds Series 2009 (LIQ: JPMORGAN CHASE BANK NA)	a	0.46%		07/07/16	5,000	5,000
Monterey Peninsula Water Management District
COP (Wastewater Reclamation) Series 1992 (LOC: WELLS FARGO BANK NA)		0.47%		07/07/16	1,350,000	1,350,000
Nuveen California AMT-Free Municipal Income Fund
Variable Rate Demand Preferred Shares Series 5 (LOC: TORONTO-DOMINION BANK/THE)	a	0.49%		07/07/16	50,300,000	50,300,000
Nuveen California Dividend Advantage Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: SOCIETE GENERALE SA)	a	0.55%		07/07/16	55,000,000	55,000,000
Variable Rate Demand Preferred Shares Series 4 (LOC: ROYAL BANK OF CANADA)	a	0.52%		07/07/16	5,600,000	5,600,000
Variable Rate Demand Preferred Shares Series 6 (LOC: CITIBANK NA)	a	0.52%		07/07/16	19,300,000	19,300,000
Nuveen California Dividend Advantage Municipal Fund 2
Variable Rate Demand Preferred Shares Series 1 (LOC: ROYAL BANK OF CANADA)	a	0.52%		07/07/16	38,000,000	38,000,000
Nuveen California Dividend Advantage Municipal Fund 3
Variable Rate Demand Preferred Shares Series 1 (LOC: BARCLAYS BANK PLC)	a	0.53%		07/07/16	15,900,000	15,900,000
Orange Cnty Housing Auth
Refunding RB (Villa La Paz) Series 1998F (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.42%		07/07/16	9,900,000	9,900,000
Orange Cnty Sanitation District
Wastewater Refunding Revenue Obligations Series 2015A (LIQ: CITIBANK NA)	a	0.43%		07/07/16	8,000,000	8,000,000
Orange Cnty Water District
Revenue COP Series 2003A (LOC: CITIBANK NA)		0.40%		07/07/16	16,700,000	16,700,000
Oxnard Financing Auth
Lease RB Series 2003B (LOC: MUFG UNION BANK NA)		0.41%		07/07/16	9,855,000	9,855,000
Lease RB Series 2006 (LOC: MUFG UNION BANK NA)	c	0.41%		07/07/16	19,040,000	19,040,000
Wastewater RB Series 2004B (LOC: MUFG UNION BANK NA)		0.41%		07/07/16	16,750,000	16,750,000
Palomar CCD
GO Bonds Series C (LIQ: MORGAN STANLEY BANK NA)	a	0.45%		07/07/16	30,280,000	30,280,000
Pasadena
Refunding COP Series 2008A (LOC: BANK OF AMERICA NA)		0.41%		07/07/16	13,600,000	13,600,000
24    See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Petaluma
M/F Housing RB (Oakmont) Series 1996A (LOC: US BANK NATIONAL ASSOCIATION)		0.50%		07/07/16	2,350,000	2,350,000
Pittsburg Public Financing Auth
Water Refunding RB Series 2008 (LOC: BANK OF THE WEST)		0.45%		07/07/16	7,190,000	7,190,000
Pleasanton
M/F Housing RB (Busch Sr Housing) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.45%		07/07/16	13,360,000	13,360,000
Pomona Public Financing Auth
Water Facilities RB Series 2007AY (LOC: US BANK NATIONAL ASSOCIATION)	a	0.41%		07/07/16	20,835,000	20,835,000
Poway USD
GO Bonds Series 2008B (ESCROW) (LIQ: MORGAN STANLEY BANK NA)	a	0.45%		07/07/16	10,000,000	10,000,000
Rancho Water District Financing Auth
Refunding RB Series 2008B (LOC: US BANK NATIONAL ASSOCIATION)		0.39%		07/07/16	19,100,000	19,100,000
Redondo Beach Redevelopment Agency
M/F Housing Refunding RB (Heritage Pointe Apts) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.48%		07/07/16	10,890,000	10,890,000
Richmond
Wastewater Refunding RB Series 2008A (LOC: MUFG UNION BANK NA)		0.41%		07/07/16	22,260,000	22,260,000
Riverside
Electric Refunding RB Series 2008A (LOC: BARCLAYS BANK PLC)		0.39%		07/07/16	40,000,000	40,000,000
Riverside Cnty IDA
IDRB (Cal-Mold Inc) Series 1997 (LOC: BANK OF THE WEST)		0.52%		07/07/16	1,460,000	1,460,000
Riverside Cnty Transportation Commission
Sales Tax RB Series 2009A (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.39%		07/07/16	45,100,000	45,100,000
Sales Tax RB Series 2009C (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.39%		07/07/16	10,180,000	10,180,000
Sales Tax RB Series 2013A (LIQ: CITIBANK NA)	a	0.43%		07/07/16	1,675,000	1,675,000
Sales Tax RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	16,480,000	16,480,000
Sacramento Cnty Housing Auth
M/F Housing RB (Ashford Heights Apts) Series 2006H (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.45%		07/07/16	12,255,000	12,255,000
M/F Housing RB (Hastings Park Apts) Series 2004G (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.45%		07/07/16	16,500,000	16,500,000
M/F Housing RB (Logan Park Apts) Series 2007E (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.46%		07/07/16	41,800,000	41,800,000
M/F Housing RB (Normandy Park Sr Apts) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.45%		07/07/16	6,000,000	6,000,000
M/F Housing RB (Sierra Sunrise Sr Apts) Series 2004D (LOC: CITIBANK NA)		0.46%		07/07/16	4,441,000	4,441,000
M/F Housing Refunding RB (Chesapeake Commons Apts) Series 2001C (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.43%		07/07/16	15,755,000	15,755,000
Sacramento Housing Auth
M/F Housing RB (Atrium Court Apts) 2002G (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.46%		07/07/16	17,200,000	17,200,000
M/F Housing RB (Greenfair Apts) Series 2000G (LOC: CITIBANK NA)		0.45%		07/07/16	9,200,000	9,200,000
M/F Housing RB (Hurley Creek Sr Apts) Series 2006E (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.45%		07/07/16	10,265,000	10,265,000
See financial notes    25

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
M/F Housing RB (St Anton Building Apts) Series 2003I (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.45%		07/07/16	8,000,000	8,000,000
M/F Housing RB (Valencia Point Apts) Series 2006I (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.45%		07/07/16	5,150,000	5,150,000
Sacramento Municipal Utility District
Sub Electric RB Series 2012M (LOC: STATE STREET BANK AND TRUST COMPANY)		0.40%		07/07/16	2,940,000	2,940,000
Sub Electric Refunding RB Series 2008K (LOC: BANK OF AMERICA NA)		0.42%		07/07/16	8,100,000	8,100,000
Sacramento Suburban Water District
Refunding Revenue COP Series 2009A (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.39%		07/07/16	35,550,000	35,550,000
Sacramento Transportation Auth
Sales Tax Refunding RB Series 2015A (LIQ: MIZUHO BANK LTD)		0.41%		07/07/16	49,500,000	49,500,000
San Bernardino CCD
GO Bonds Series C (ESCROW) (LIQ: CITIBANK NA)	a	0.61%		07/07/16	7,500,000	7,500,000
GO Refunding Bonds Series 2013A (LIQ: CREDIT SUISSE AG)	a	0.45%		07/07/16	8,000,000	8,000,000
San Bernardino Cnty Transportation Auth
Sales Tax RB Series 2014A (LIQ: CITIBANK NA)	a	0.43%		07/07/16	8,300,000	8,300,000
San Diego CCD
GO Bonds Series 2009 (LIQ: CITIBANK NA)	a	0.43%		07/07/16	3,125,000	3,125,000
GO Bonds Series 2011 (LIQ: ROYAL BANK OF CANADA)	a	0.42%		07/07/16	1,000,000	1,000,000
San Diego Cnty
COP (San Diego Jewish Academy) Series 2003 (LOC: COMERICA BANK)		0.41%		07/07/16	3,275,000	3,275,000
San Diego Cnty Regional Transportation Commission
RB Series 2008A (LIQ: JPMORGAN CHASE BANK NA)		0.39%		07/07/16	9,630,000	9,630,000
Sales Tax RB Series 2008B (LIQ: JPMORGAN CHASE BANK NA)		0.38%		07/07/16	16,410,000	16,410,000
San Diego Cnty Water Auth
Extendible CP Series 1		0.55%	07/19/16	03/13/17	12,500,000	12,500,000
Extendible CP Series 1		0.47%	08/04/16	03/19/17	12,500,000	12,500,000
Extendible CP Series 1		0.47%	08/05/16	03/20/17	15,000,000	15,000,000
Extendible CP Series 1		0.47%	08/04/16	03/20/17	10,000,000	10,000,000
Water COP Series 2008A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	5,810,000	5,810,000
Water Revenue COP Series 2008A (LIQ: CITIBANK NA)	a	0.43%		07/07/16	33,580,000	33,580,000
San Diego Housing Auth
M/F Housing RB (Hillside Garden Apts) Series 2004B (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.45%		07/07/16	25,595,000	25,595,000
M/F Mortgage Refunding RB (Creekside Villa Apts) Series 1999B (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.43%		07/07/16	5,320,000	5,320,000
San Diego Public Facilities Financing Auth
Sr Sewer Refunding RB Series 2016A (LIQ: JPMORGAN CHASE BANK NA)	a	0.51%		07/07/16	1,875,000	1,875,000
San Diego USD
GO Bonds Series 2013C (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.43%		07/07/16	10,000,000	10,000,000
San Francisco
Refunding COP Series 2010A (LIQ: MORGAN STANLEY BANK NA)	a	0.45%		07/07/16	3,325,000	3,325,000
San Francisco Airport Commission
Refunding RB 2nd Series 2010A3 (LOC: BANK OF AMERICA NA)		0.42%		07/07/16	12,700,000	12,700,000
Refunding RB 2nd Series 37C (LOC: MUFG UNION BANK NA)		0.40%		07/07/16	30,900,000	30,900,000
Refunding RB Second Series 36A (LOC: WELLS FARGO BANK NA)		0.41%		07/07/16	27,000,000	27,000,000
26    See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Refunding RB Second Series 36B (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.39%		07/07/16	5,590,000	5,590,000
Refunding RB Second Series 36C (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.41%		07/07/16	13,570,000	13,570,000
Refunding RB Series 2010A-1 (LOC: BANK OF AMERICA NA)	c	0.42%		07/07/16	40,000,000	40,000,000
San Francisco Bay Area Rapid Transit District
Sales Tax Refunding RB Series 2006A (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	6,125,000	6,125,000
Sales Tax Refunding RB Series 2006A (LIQ: JPMORGAN CHASE BANK NA)	a	0.46%		07/07/16	5,000	5,000
San Francisco Finance Corp
Lease Refunding RB Series 2008-1 (LOC: STATE STREET BANK AND TRUST COMPANY)		0.39%		07/07/16	10,200,000	10,200,000
Lease Refunding RB Series 2008-2 (LOC: STATE STREET BANK AND TRUST COMPANY)		0.40%		07/07/16	7,375,000	7,375,000
San Francisco Housing Auth
M/F Housing Refunding RB (Valencia Gardens) Series 2004 (LOC: CITIBANK NA)		0.44%		07/07/16	6,150,000	6,150,000
San Francisco Public Utilities Commission
Water RB 2011 & 2012A (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.44%		07/07/16	4,555,000	4,555,000
Water RB 2012A (LIQ: MORGAN STANLEY BANK NA)	a	0.45%		07/07/16	6,665,000	6,665,000
San Francisco Redevelopment Agency
M/F Housing Refunding RB (Fillmore Center) Series 1992A1 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.45%		07/07/16	30,100,000	30,100,000
M/F Housing Refunding RB (Fillmore Center) Series 1992A2 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.48%		07/07/16	3,750,000	3,750,000
M/F Hsg RB (3rd & Mission) Series 1999C (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.42%		07/07/16	4,500,000	4,500,000
San Jose
M/F Housing RB (Pollard Plaza Apts) Series 2002D (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.43%		07/07/16	6,295,000	6,295,000
M/F Housing RB (Villa Monterey Apts) Series 2002F (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.46%		07/07/16	2,000,000	2,000,000
San Jose-Evergreen CCD
GO Bonds Series A (LIQ: CITIBANK NA)	a	0.43%		07/07/16	3,980,000	3,980,000
San Marcos Redevelopment Agency
M/F Housing RB (Grandon Village) Series 2002A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.51%		07/07/16	13,390,000	13,390,000
San Marcos USD
GO Bonds Series C (LIQ: MORGAN STANLEY BANK NA)	a	0.45%		07/07/16	6,665,000	6,665,000
San Mateo Cnty CCD
GO Bonds Series 2005B (LIQ: WELLS FARGO & COMPANY)	a	0.43%		07/07/16	11,320,000	11,320,000
GO Bonds Series 2005B&2006A (LIQ: WELLS FARGO & COMPANY)	a	0.45%		07/07/16	19,715,000	19,715,000
GO Bonds Series 2015A (LIQ: MORGAN STANLEY BANK NA)	a	0.45%		07/07/16	8,810,000	8,810,000
San Mateo Cnty Jt Powers Financing Auth
Lease Refunding RB Series 2013A (LIQ: BARCLAYS BANK PLC)	a	0.42%		07/07/16	10,710,000	10,710,000
Santa Clara
Electric RB Series 2008B (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.39%		07/07/16	6,355,000	6,355,000
Santa Clara Cnty Financing Auth
Lease RB (VMC Facility Replacement) Series 1994B (LIQ: JPMORGAN CHASE BANK NA)		0.42%		07/07/16	32,500,000	32,500,000
Lease RB Series 2007K (LOC: US BANK NATIONAL ASSOCIATION)	a	0.41%		07/07/16	47,050,000	47,050,000
See financial notes    27

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Santa Clara Cnty Housing Auth
M/F Housing RB (Monte Vista Terrace Apts) Series 2005C (LOC: MUFG UNION BANK NA)		0.52%		07/07/16	8,427,000	8,427,000
M/F Housing Refunding RB (Willows Apts) Series 2005A (LOC: MUFG UNION BANK NA)		0.43%		07/07/16	3,914,000	3,914,000
Santa Clara Valley Transportation Auth
Sales Tax Refunding RB Series 2008A (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.39%		07/07/16	17,900,000	17,900,000
Sales Tax Refunding RB Series 2008C (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.41%		07/07/16	21,975,000	21,975,000
Sales Tax Refunding RB Series 2008D (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.43%		07/07/16	24,775,000	24,775,000
Sausalito
M/F Housing RB (Rotary Village) Series 2003 (LOC: BANK OF THE WEST)		0.49%		07/07/16	1,930,000	1,930,000
Southern California Metropolitan Water District
Refunding RB Series 2015A1		0.38%		07/07/16	5,100,000	5,100,000
Water RB Series 2006A (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	5,590,000	5,590,000
Water Refunding RB Series 2008A2 (LIQ: BARCLAYS BANK PLC)		0.39%		07/07/16	13,295,000	13,295,000
Water Refunding RB Series 2009A2	c	0.61%	07/07/16	08/30/16	48,000,000	48,000,000
Water Refunding RB Series 2009C (LIQ: BARCLAYS BANK PLC)	a	0.45%		07/07/16	2,500,000	2,500,000
Water Refunding RB Series 2011A1		0.61%	07/07/16	08/16/16	30,940,000	30,940,000
Water Refunding RB Series 2011A3		0.61%	07/07/16	08/16/16	32,200,000	32,200,000
Water Refunding RB Series 2013D		0.38%		07/07/16	5,000,000	5,000,000
Water Refunding RB Series 2013E		0.49%	07/07/16	09/30/16	35,000,000	35,000,000
Water Refunding RB Series 2014D		0.40%		07/07/16	2,800,000	2,800,000
Southern California Public Power Auth
RB (Milford Wind Corridor Phase II) 2011-1 (LIQ: BARCLAYS BANK PLC)	a	0.44%		07/07/16	8,860,000	8,860,000
Refunding RB (Magnolia Power) Series 2009-2 (LOC: WELLS FARGO BANK NA)		0.39%		07/07/16	4,200,000	4,200,000
Refunding RB (Palo Verde) Series 2008A (LOC: BARCLAYS BANK PLC)		0.42%		07/07/16	8,800,000	8,800,000
Refunding RB (Palo Verde) Series 2008B (LOC: BARCLAYS BANK PLC)		0.42%		07/07/16	2,100,000	2,100,000
Univ of CA Medical Center
RB Series 2007 B-2 (LIQ: WELLS FARGO BANK NA)		0.37%		07/01/16	12,030,000	12,030,000
Univ of California
General RB Series 2009Q (LIQ: BARCLAYS BANK PLC)	a	0.42%		07/07/16	6,665,000	6,665,000
General RB Series 2013AF (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	6,500,000	6,500,000
General RB Series 2013AI (LIQ: BARCLAYS BANK PLC)	a	0.42%		07/07/16	4,000,000	4,000,000
General RB Series 2013AI (LIQ: CREDIT SUISSE AG)	a	0.41%		07/07/16	10,665,000	10,665,000
General RB Series 2013AI (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	3,300,000	3,300,000
General RB Series 2014AM (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	11,080,000	11,080,000
General RB Series 2014AM (LIQ: MORGAN STANLEY BANK NA)	a	0.45%		07/07/16	7,600,000	7,600,000
General RB Series 2016AR (LIQ: TORONTO-DOMINION BANK/THE)	a	0.44%		07/07/16	3,045,000	3,045,000
Limited Project RB Series 2015I (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	9,600,000	9,600,000
Limited RB Series 2012G (LIQ: MORGAN STANLEY BANK NA)	a	0.45%		07/07/16	4,695,000	4,695,000
Medical Center Pooled RB Series 2007C2 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.44%		07/07/16	20,750,000	20,750,000
28    See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Medical Center Pooled RB Series 2013J (LIQ: BARCLAYS BANK PLC)	a	0.42%		07/07/16	20,850,000	20,850,000
Medical Center Pooled RB Series 2013J (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	15,505,000	15,505,000
RB Series 2016 (LIQ: TORONTO-DOMINION BANK/THE)	a	0.44%		07/07/16	2,000,000	2,000,000
Ventura Cnty Public Financing Auth
Lease RB Series 2013A (LIQ: MORGAN STANLEY BANK NA)	a	0.45%		07/07/16	5,630,000	5,630,000
West Valley-Mission CCD
GO Bonds Series 2015B (LIQ: MORGAN STANLEY BANK NA)	a	0.45%		07/07/16	8,500,000	8,500,000
Westminster Redevelopment Agency
M/F Housing RB (Brookhurst Royal) Series 2000A (LOC: MUFG UNION BANK NA)		0.61%		07/07/16	5,165,000	5,165,000
Yosemite CCD
GO Bonds Series 2008C (ESCROW) (LIQ: BANK OF AMERICA NA)	a	0.41%		07/07/16	8,000,000	8,000,000
Total Variable-Rate Municipal Securities
(Cost $5,371,496,192)						5,371,496,192

End of Investments.

At 06/30/16, the tax basis cost of the fund's investments was $7,080,738,012.
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,487,907,192 or 22.1% of net assets.
b	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
c	All or a portion of this security is designated as collateral for delayed-delivery securities.

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development bond
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
PFC —	Passenger facility charge
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
ULT —	Unlimited tax
USD —	Unified school district

At June 30, 2016, all of the fund's investment securities were classified as Level 2. The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2016. The breakdown of the fund's investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
See financial notes    29

Schwab California Municipal Money Fund
Statement of
Assets and Liabilities
As of June 30, 2016; unaudited
Assets
Investments, at cost and value (Note 2a)		$7,080,738,012
Cash		2,070,778
Receivables:
Investments sold		17,001,329
Interest		4,603,116
Fund shares sold		1,017,000
Prepaid expenses	+	38,695
Total assets		7,105,468,930
Liabilities
Payables:
Investments bought		24,566,514
Investments bought — Delayed delivery		336,109,555
Investment adviser and administrator fees		562,058
Fund shares redeemed		441,500
Distributions to shareholders		28,653
Accrued expenses	+	143,436
Total liabilities		361,851,716
Net Assets
Total assets		7,105,468,930
Total liabilities	–	361,851,716
Net assets		$6,743,617,214
Net Assets by Source
Capital received from investors		6,744,052,976
Net investment income not yet distributed		80
Net realized capital losses		(435,842)

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Sweep Shares	$6,121,954,923		6,120,435,387		$1.00
Value Advantage Shares	$621,662,291		621,509,316		$1.00

30    See financial notes

Schwab California Municipal Money Fund
Statement of
Operations
For the period January 1, 2016 through June 30, 2016; unaudited
Investment Income
Interest		$8,975,667
Expenses
Investment adviser and administrator fees		11,452,575
Shareholder service fees:
Sweep Shares		11,217,189
Value Advantage Shares		720,275
Portfolio accounting fees		114,210
Custodian fees		56,067
Professional fees		31,108
Independent trustees' fees		27,876
Shareholder reports		27,525
Registration fees		27,146
Transfer agent fees		20,859
Interest expense		1,745
Other expenses	+	52,567
Total expenses		23,749,142
Expense reduction by CSIM and its affiliates	–	15,128,244
Net expenses	–	8,620,898
Net investment income		354,769
Realized Gains (Losses)
Net realized losses on investments		(436,302)
Decrease in net assets resulting from operations		($81,533)
See financial notes    31

Schwab California Municipal Money Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/16-6/30/16		1/1/15-12/31/15
Net investment income		$354,769	$701,827
Net realized gains (losses)	+	(436,302)	2,185,694
Increase (decrease) in net assets from operations		(81,533)	2,887,521
Distributions to Shareholders
Distributions from net investment income
Sweep Shares		(321,272)	(629,344)
Value Advantage Shares	+	(33,417)	(72,483)
Total distributions from net investment income		(354,689)	(701,827)
Distributions from net realized gains
Sweep Shares		—	(1,136,983)
Value Advantage Shares	+	—	(119,090)
Total distributions from net realized gains		—	(1,256,073)
Total distributions		(354,689)	(1,957,900)
Transactions in Fund Shares*
Shares Sold
Sweep Shares		7,037,042,395	15,052,744,828
Value Advantage Shares	+	68,568,901	146,760,892
Total shares sold		7,105,611,296	15,199,505,720
Shares Reinvested
Sweep Shares		291,161	1,751,066
Value Advantage Shares	+	27,099	172,266
Total shares reinvested		318,260	1,923,332
Shares Redeemed
Sweep Shares		(7,387,430,138)	(15,021,631,893)
Value Advantage Shares	+	(124,900,368)	(240,381,725)
Total shares redeemed		(7,512,330,506)	(15,262,013,618)
Net transactions in fund shares		(406,400,950)	(60,584,566)
Net Assets
Beginning of period		7,150,454,386	7,210,109,331
Total decrease	+	(406,837,172)	(59,654,945)
End of period		$6,743,617,214	$7,150,454,386
Net investment income not yet distributed		$80	$—
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
32    See financial notes

Schwab California Municipal Money Fund
Financial Notes, unaudited
1. Business Structure of the Funds:
Schwab California Municipal Money Fund is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
The Charles Schwab Family of Funds (organized October 20, 1989)	Schwab Variable Share Price Money Fund™
Schwab Money Market Fund™	Schwab Retirement Government Money Fund™
Schwab Government Money Fund™	Schwab Municipal Money Fund™
Schwab U.S. Treasury Money Fund™	Schwab AMT Tax-Free Money Fund™
Schwab Treasury Obligations Money Fund™	Schwab California Municipal Money Fund
Schwab Value Advantage Money Fund®	Schwab New York Municipal Money Fund™
Schwab Advisor Cash Reserves®	Schwab New Jersey Municipal Money Fund™
Schwab Cash Reserves™	Schwab Pennsylvania Municipal Money Fund™
Schwab Retirement Advantage Money Fund®	Schwab Massachusetts Municipal Money Fund™
Schwab Investor Money Fund®

Schwab California Municipal Money Fund offers two share classes: Sweep Shares and Value Advantage Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.
Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the fund's Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.
2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the
33

Schwab California Municipal Money Fund
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•  Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund's results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
(b) Accounting Policies for certain Portfolio Investments (if held):
Delayed-Delivery Transactions: The fund may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The fund will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. The fund will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If the fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium and accretes discounts to the security’s call date and price, rather than the maturity date and price.
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.
34

Schwab California Municipal Money Fund
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The fund declares distributions from net investment income, if any, every day it is open for business. These distributions, which are substantially equal to the fund's net investment income for that day, are paid out to shareholders once a month. The fund makes distributions from net realized capital gains, if any, once a year.
(g) Custody Credit:
The fund has an arrangement with its custodian bank, State Street Bank and Trust Company (State Street), under which the fund may receive a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(j) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
3. Credit and Liquidity Enhancements:
A substantial portion of the fund’s investments are in securities with credit enhancements and/or liquidity enhancements from financial institutions or corporations. These enhancements are employed by the issuers of the securities to reduce credit risk and provide liquidity for the purchaser. The following table provides detail on the approximate percentage of the fund’s investments in securities with these types of enhancements, as well as the name of the entity providing the largest proportion of enhancements in the fund.
% of investments in securities with credit enhancements or liquidity enhancements	83%
Largest % of investments in securities with credit enhancements or liquidity enhancements from a single institution	8% (Federal National Mortgage Association)
For additional information, please refer to the fund’s Portfolio Holdings. Investments with credit enhancements are tickmarked as letter of credit “LOC,” guaranty “GTY” and/or liquidity agreement “LIQ,” respectively, along with the institution providing the enhancement.
35

Schwab California Municipal Money Fund
Financial Notes, unaudited (continued)
4. Risk Factors:
Investment Risk. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. Effective October 14, 2016, the fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Retail Money Market Fund Risk. On or before October 14, 2016, the fund intends to qualify as a “retail money market fund,” as such term is defined or interpreted under the rules governing money market funds. A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. Prior to and upon conversion to a “retail money market fund,” the fund may involuntarily redeem any investor who is not a natural person. The fund will provide advance notice of its intent to make any such involuntary redemption. Neither the fund nor the investment adviser will be responsible for any loss or tax liability in an investor’s account resulting from such involuntary redemption. As a “retail money market fund,” the fund will be permitted to continue to value its securities using the amortized cost method to seek to maintain a stable $1.00 share price. However, on or after October 14, 2016, the fund may be subject to liquidity fees and/or redemption gates on fund redemptions if the fund’s liquidity falls below required minimums because of market conditions or other factors.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also will be low or may even be negative, which may make it difficult for the fund to pay expenses out of fund assets or maintain a stable $1.00 share price. Because interest rates in the United States are near historically low levels, a change in a central bank’s monetary policy or improving economic conditions may result in an increase in interest rates. A sudden or unpredictable rise in interest rates may cause volatility in the market and may decrease liquidity in the money market securities markets, making it more difficult for the fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of the fund’s money market securities holdings.
Stable Net Asset Value Risk. If the fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price. The fund is permitted, among other things, to reduce or withhold any income and/or gains generated from its portfolio to maintain a stable $1.00 share price.
Credit Risk. The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. The fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor or liquidity provider of a portfolio investment fails to honor its obligations. For fixed-rate investments, negative perceptions of the ability of an issuer, guarantor or liquidity provider to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of the fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall. The fund's investments in securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.
Credit and Liquidity Enhancements Risk. The fund may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for a purchaser, such as the fund. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of the fund’s holdings. For example, a
36

Schwab California Municipal Money Fund
Financial Notes, unaudited (continued)
4. Risk Factors (continued):
rating agency downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by the fund. Any decline in the value of the securities held by the fund could cause the fund’s share price or yield to fall. To the extent that a portion of the fund’s underlying investments are enhanced by the same bank or financial institution, these risks may be increased.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its investment objective. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag the yields of other money market funds.
State Risk. The fund invests primarily in securities issued by the State of California and its municipalities. Any reduction in the credit ratings of obligations of these issuers could adversely affect the market values and marketability of such securities, and, consequently, the value of the fund’s portfolio. Further, the fund’s share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could result in adverse consequences affecting the State of California and/or its municipalities. The possibility exists that a natural disaster, including an earthquake, could create a major dislocation of the California economy and significantly affect the ability of state and local governments to raise money to pay principal and interest on their municipal securities. National governmental actions, such as the elimination of tax-exempt status, also could affect performance. In addition, a municipality or municipal project that relies directly or indirectly on national governmental funding mechanisms may be negatively affected by the national government’s current budgetary constraints.
Investment Concentration Risk. To the extent that the fund invests a substantial portion of its assets in municipal securities financing similar projects, the fund may be more sensitive to adverse economic, business or political developments affecting those projects. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.
Taxable Determinations Risk. Some of the fund’s income could be taxable. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund’s income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities could generate taxable income. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase, sell or value, especially during stressed market conditions. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. In addition, dealer inventories of certain securities—an indication of the ability of dealers to engage in “market making”—are at, or near, historic lows in relation to market size, which could potentially lead to decreased liquidity. In such cases, the fund, due to limitations on investments in illiquid securities and the difficulty in readily purchasing and selling such securities at favorable times or prices, may decline in value, experience lower returns and/or be unable to achieve its desired level of exposure to a certain issuer or sector. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
37

Schwab California Municipal Money Fund
Financial Notes, unaudited (continued)
4. Risk Factors (continued):
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.
5. Affiliates and Affiliated Transactions:
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of the fund’s average daily net assets as follows:
Average Daily Net Assets
First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%
For the period ended June 30, 2016, the aggregate advisory fee paid to CSIM by the fund was 0.32%, as a percentage of the fund's average daily net assets.
The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the Plan) on behalf of the fund. The Plan enables the fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, Schwab) (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the fund. The Plan also enables the Sweep Shares of the fund to pay Schwab for certain sweep administration services, such as processing of automatic purchases and redemptions it provides to fund shareholders invested in the fund.
Pursuant to the Plan, the fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the fund (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the fund), and the fund will pay no more than the amounts listed in the table below of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. Sweep Shares of the fund are also subject to an annual sweep administration fee of up to the amount set forth below. The sweep administration fee paid to Schwab is based on the average daily net asset value of the fund's shares owned by shareholders holding shares through Schwab. Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
	Shareholder Servicing Fee	Sweep Administration Fee
Sweep Shares	0.25%	0.10%
Value Advantage Shares	0.22%	n/a
Contractual Expense Limitation
CSIM and its affiliates have made an additional agreement with the fund, for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (expense limitation), as follows:
Sweep Shares	0.60%
Value Advantage Shares	0.45%
In addition, effective January 1, 2016 through December 31, 2016, CSIM and its affiliates agreed to waive an additional amount of the fund's expenses equal to 0.005% of the fund's average daily net assets.
During the period ended June 30, 2016, the fund waived $15,128,244 in expenses of which $3,221,221 was waived in accordance with the contractual expense limitation agreement noted above.
38

Schwab California Municipal Money Fund
Financial Notes, unaudited (continued)
5. Affiliates and Affiliated Transactions (continued):
Voluntary Yield Waiver/Reimbursement
CSIM and its affiliates also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for the fund.
The fund may engage in direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended June 30, 2016, the fund's aggregate security transactions with other Schwab Funds were $378,990,000.
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds/portfolios. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.
6. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.
7. Borrowing from Banks:
The fund is a participant with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $530 million line of credit (the Credit Facility), with State Street as agent, which matures on October 6, 2016. Under the terms of the Credit Facility, in addition to the interest charged on any borrowings by a fund, the fund pays a commitment fee of 0.125% per annum on its proportionate share of the unused portion of the Credit Facility. There were no borrowings from the line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.
8. Federal Income Taxes:
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2015, the fund had no capital loss carryforwards.
As of December 31, 2015, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2015, the fund did not incur any interest or penalties.
9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement (the “Agreement”) between The Charles Schwab Family of Funds (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”) with respect to the existing funds in the Trust, including Schwab California Municipal Money Fund (the “Fund”), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. The Board also receives extensive data provided by an independent provider of investment company data and an independent accounting firm. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to the Fund’s operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.
The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Fund at meetings held on May 9, 2016, and June 1, 2016, and approved the renewal of the Agreement with respect to the Fund for an additional one year term at the meeting held on June 1, 2016. The Board’s approval of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of CSIM and its affiliates dedicated to the Fund;
2.	the Fund’s investment performance and how it compared to that of certain other comparable mutual funds;
3.	the Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to the Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, CSIM’s experience, track record, compliance program, resources dedicated to hiring and retaining qualified personnel, and information security resources. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as investment research tools and Internet access and an array of account features that benefit the Fund and certain of its shareholders. The Trustees also considered Schwab’s reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the Fund’s shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.
Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, if applicable, and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the

40

performance of the Fund, the Trustees considered the risk profile for the Fund and the appropriateness of the benchmark used to compare the performance of the Fund. The Trustees further considered the level of Fund performance in the context of its review of Fund expenses and adviser profitability discussed below and also noted that performance is reviewed throughout the year by a designated committee of the Board and by the Board. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Fund.
Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement, and the Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The Trustees considered the effects of CSIM’s and Schwab’s practice of waiving management and other fees to prevent total Fund expenses from exceeding a specified cap as well as using voluntary waivers to maintain a certain yield, which CSIM has committed not to recoup. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as exchanged-traded funds and separately managed accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and any differences in the nature and scope of the services CSIM provides to these other accounts, as well as differences in the market for these types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.
Profitability. The Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also reviewed profitability of CSIM relating to the Schwab fund complex as a whole, noting the benefit to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain fixed costs across other funds in the complex. The Trustees also considered any other benefits derived by CSIM from its relationship with the Fund, such as whether, by virtue of its management of the Fund, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Fund.
Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered contractual investment advisory fee schedules with respect to the Fund that include lower fees at higher graduated asset levels. The Board also considered certain commitments by CSIM and Schwab that are designed to pass along potential economies of scale to Fund shareholders. Specifically, the Board considered CSIM and Schwab’s previously negotiated commitments, which may be changed only with Board approval, relating to: (i) reductions of contractual advisory fees or addition of breakpoints for certain funds within the fund complex, (ii) implementation, by means of expense limitation agreement, of additional reductions in net overall expenses for certain funds, and (iii) future net total operating expense reductions for non-taxable money funds as a group (excluding certain share classes) when aggregate assets of such group of funds exceed certain levels. In particular, the Board considered the actual expense reductions with respect to the Fund that resulted from CSIM and Schwab’s commitments set forth above. Based on this evaluation, and in consideration of the previously negotiated commitments made by CSIM and Schwab as discussed above, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefit from economies of scale.
In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the Fund is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.
41

Trustees and Officers
The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 108 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund's Statement of Additional Information, which is available free by calling 1-800-435-4000.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) and President, PIMCO Funds.	108	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	108	Director, Gilead Sciences, Inc. (2005 – present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	108	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	108	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	108	Director, KLA-Tencor Corporation (2008 – present)
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	108	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	108	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	108	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	108	Board Member and Chairman of the Audit Committee, Ionis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); and Director, Schwab Holdings, Inc. (May 2008 – present).	108	Director, The Charles Schwab Corporation (2008 – present)
43

Interested Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).	108	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Senior Executive Vice President and Chief Financial Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (July 2015 – present); Executive Vice President and Chief Financial Officer of The Charles Schwab Corporation and Charles Schwab & Co., Inc. (May 2007 – July 2015); Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director, Executive Vice President and Chief Financial Officer, Schwab Holdings, Inc. (May 2007 – present).	108	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
44

Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha, and Mr. Martinetto are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
45

Glossary
144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
Alternative Minimum Tax (AMT)  A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond anticipation notes Obligations sold by a state or local government on a short-term basis in anticipation of the issuance of a longer-term bond in the future.
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
commercial paper  Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings  Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk  The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity  See weighted average maturity.
effective yield  A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
escrow  The issuer of an escrowed bond deposits funds in a trust which are verified by a third party to be sufficient to pay the bond’s principal and interest at maturity or at a call date. The funds in the trust are invested in high quality investments, typically US Treasury and Agency obligations which mature at or prior to the bond’s maturity or call date.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
fixed rate notes  A security with a fixed rate or coupon and a short maturity (typically within thirteen months). For example, bond, revenue or tax anticipation notes.
Guaranty (GTY)  An instrument issued by a financial institution to unconditionally guarantee the repayment of a security’s principal and interest at maturity. The security will typically carry the rating of the institution which provides the guaranty rather than that of the security’s issuer.
illiquid securities  Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest  Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
Letter of Credit (LOC)  An instrument issued by a financial institution which unconditionally guarantees the repayment of principal and interest at maturity and upon demand. Many securities known as variable-rate demand obligations (VRDOs) carry LOCs to provide a source of payment to allow the holder of the security to demand repayment after a pre-defined number of days, typically daily or weekly.
Liquidity (LIQ)  A liquidity facility is issued by a financial institution to improve the ability of the issuer of the security to meet demands for payment. Many securities known as variable-rate demand obligations (VRDOs) carry liquidity facilities to provide a source of payment to allow the holder of the security to demand repayment after a pre-defined number of days, typically daily or weekly. The issuer of the security must maintain strong long-term ratings and credit characteristics while the liquidity facility is in effect. If the issuer fails to meet certain predetermined financial conditions, the financial institution may terminate its obligation without notice.
liquid assets Daily liquid assets  include (i) cash, (ii) direct obligations of the U.S. Government; or (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within one business day. Weekly liquid assets  include (i) cash; (ii) direct obligations of the U.S. Government; (iii) Government securities issued by a person controlled or supervised by and acting as an instrumentality of the Government of the United States pursuant to authority granted by the Congress of the United States, that are issued at a discount to the principal amount to be repaid at maturity and have a remaining maturity of 60 days or less; or (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within five business days.
46

A taxable money market fund may not acquire any security other than a “daily liquid asset” unless, immediately following such purchase, at least 10% of its total assets would be invested in daily liquid assets and no money market fund may acquire any security other than a “weekly liquid asset” unless, immediately following such purchase, at least 30% of its total assets would be invested in weekly liquid assets.
liquidity-enhanced security  The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity  The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
money market securities  High-quality, short-term debt securities that may be issued by states and local governments and their agencies. Money market securities must have an effective maturity of no longer than 397 days. Examples include bond and tax anticipation notes, commercial paper, variable-rate demand obligations and tender option bonds.
municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
revenue anticipation notes  Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.
taxable-equivalent yield  The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0%
(4.5% ÷ [1 – 0.25%] = 6.0%).
tax anticipation notes  Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.
tender option bond  A security which is created by a financial institution by combining a long-term municipal bond with a liquidity facility which converts the long-term bond into a money-market eligible security. Tender option bonds are issued as section 144A securities.
Tier 1, Tier 2  Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
variable rate demand obligations (VRDOs)  Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
variable rate demand preferred shares (VRDP)  Variable rate demand securities that are issued by single state or national closed-end municipal bond funds, which, in turn, invest primarily in portfolios of tax-exempt municipal bonds. It is anticipated that the interest on VRDPs will be exempt from federal income tax. These securities are considered “municipal money market securities” for purposes of the fund’s investment policy as stated in the prospectus.
weighted average life (WAL)  For money market mutual funds as per rule 2a-7, the weighted average life calculation takes into account either the final maturity date for each security held in the portfolio or, when relevant, the date of the next demand feature (when the fund is scheduled to receive payment of principal and interest after a demand). Money funds are required to maintain a weighted average life of no more than 120 days. Weighted average life for all Schwab money market funds is available in each fund’s monthly schedule of portfolio holdings at www.schwabfunds.com/prospectus and also available in each fund’s Form N-MFP on the SEC’s website at www.sec.gov immediately upon filing.
weighted average maturity (WAM)  For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.
47

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.
Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.csimfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.csimfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.
The Schwab Funds Family®
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Schwab Core Equity Fund™
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Schwab® International Core Equity Fund
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Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Some are linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.
[1]	You could lose money by investing in a money market fund. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Effective October 14, 2016, all Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The money market fund's sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-800-435-4000
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2016 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR25721-14
00169735

Semiannual report dated June 30, 2016, enclosed.
Schwab Cash Reserves™

This wrapper is not part of the shareholder report.

Schwab Cash Reserves™
Semiannual Report
June 30, 2016

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

From the President
Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the fund covered in this report.
Dear Shareholder,
The six-month reporting period ended June 30, 2016, was marked by a modest rise in the yield of Schwab Cash Reserves. Some money market fund yields got a lift after the Federal Reserve (Fed) hiked the federal funds rate in December 2015 for the first time in nearly a decade, and many economists anticipated that the Fed would follow with more increases in 2016. Instead, the Fed left rates unchanged in the face of slower-than-expected economic growth at home and unanticipated developments abroad, including the United Kingdom’s vote in late June to leave the European Union, also known as Brexit.
While these developments may keep money market fund yields from rising much further for the immediate future, it is important to remember that yield is only one facet of owning such investments. Schwab Cash Reserves is designed to offer investors stability of capital and liquidity, in addition to yield. Employing extensive credit research and professional money management, we actively manage the fund to address these characteristics in different types of rate and market environments.
We have also added to our online resources to increase transparency and clarity for investors. Pursuant to new Securities and Exchange Commission (SEC) regulations governing the money market fund industry, our website now includes information on the daily and weekly liquid assets of the Schwab Money Funds, net inflows and outflows for the funds, and the current net asset value (NAV) and market-based NAV per share. These reporting changes and disclosure changes are intended to provide additional information. Furthermore, Charles Schwab Investment Management is well-positioned to be in compliance with other SEC regulations when they go into effect on October 14, 2016, and we will continue to offer a strong lineup of money market funds that appeal to both retail and institutional investors.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about Schwab Cash Reserves, please continue reading this report or you can find further details about this fund by visiting our website at www.csimfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,

The six-month reporting period ended June 30, 2016, was marked by a modest rise in the yield of Schwab Cash Reserves.

Schwab Cash Reserves1

The Investment Environment
Over the six-month reporting period ended June 30, 2016, yields on taxable money market funds remained low as the Federal Reserve (Fed) left the federal funds rate in a target range of 0.25% to 0.50%. When the Fed first raised short-term interest rates in December 2015, the U.S. economy was showing signs of stability and Fed officials had expectations of four additional rate increases in 2016. However, with concerns about the global economy increasing amidst sharply fluctuating oil and commodity prices, falling U.S. corporate profits, and financial turmoil in China, the likelihood of future increases diminished. The Fed left the federal funds rate unchanged at meetings in January, March, April, and June, at which point one rate increase was expected by the end of the year.
However, the results of the United Kingdom (U.K.) referendum regarding membership in the European Union (EU), also known as Brexit, further complicated the expected pace of future short-term interest rate increases. In the week following the Fed’s June meeting, the U.K. unexpectedly voted to leave the EU, triggering a sharp selloff in global equity markets and increasing overall market volatility. Immediately after this decision was announced, the British pound depreciated by more than 7% and shares of many global banks fell, while longer-term Treasury yields dropped and U.K. and European bank credit spreads widened. Though many believed this referendum resulted in more political uncertainty rather than a financial crisis, global growth concerns intensified as the reporting period came to a close. With the full impact of Brexit still unknown, market expectations indicated there was only a 50% chance of a single short-term interest rate increase before June 2017.
While moves toward tighter monetary policy in the U.S. stalled over the reporting period, many other countries’ central banks maintained or increased accommodative policy measures to combat struggling economic growth. Over the reporting period, the People’s Bank of China lowered the reserve requirement for banks, which increased the funds available for banks to make loans. The European Central Bank kept its overnight deposit facility rate negative and expanded its asset purchase program, and the Bank of Japan introduced sub-zero interest rates in February. Additionally, in response to Brexit, Bank of England governor Mark Carney suggested that some monetary policy easing in the U.K. could be necessary in the coming months, though no policy changes had been made as of the end of the reporting period.
Overall, yields on U.S. Treasuries remained low for the first six months of 2016. Short-term rates, which are influenced by Fed policy, stayed relatively stable as the Fed left the federal funds rate unchanged at each of its meetings over the six-month reporting period. Longer-term yields, by comparison, are driven more by economic growth and inflation expectations. As both growth and inflation remained muted over the reporting period, longer-term yields generally declined. Despite these low yields, demand for U.S. Treasuries remained strong. The yields on many international government-backed securities were even lower than those in the U.S., with some in negative territory, which increased the relative appeal of U.S. Treasuries.
Management views may have changed since the report date.
2Schwab Cash Reserves

Fund Management
Linda Klingman, Vice President and Head of Taxable Money Market Strategies, leads the portfolio management team of Schwab’s prime and government taxable money funds. Ms. Klingman also has overall responsibility for all aspects of the management of the fund. Prior to joining CSIM in 1990, Ms. Klingman was a senior money market trader with AIM Management. She has managed money market funds since 1988.

Michael Lin, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. Mr. Lin has been a portfolio manager with CSIM since 2006, and also worked in CSIM’s Fund Administration group for nearly four years, where he focused on security pricing and valuation of Schwab Funds. Prior to joining CSIM, he spent three years at American Century Investments, most recently as a senior trader of the taxable money market funds.

Jonathan Roman, Portfolio Manager, is responsible for the day-to-day co-management of the fund. Mr. Roman has been a portfolio manager with CSIM since 2010, and has held a number of positions at the firm since beginning his tenure in 2005. In 2009, he joined the Portfolio Management group as a Trader, and prior to that he worked in the Portfolio Operations and Analytics group providing trading support to the taxable money market desk.

Jonathan Feske, CFA, Portfolio Manager, is responsible for the day-to-day co-management of the fund. He previously was responsible for credit and investment research for global banks for CSIM’s taxable bond and money funds. Prior to joining CSIM in 2011, Mr. Feske was a high-yield bond analyst for more than two years at Miller Tabak Roberts Securities, a boutique corporate bond broker-dealer, which is now part of GMP Capital. He covered both U.S. and emerging market credits, focusing on distressed situations in various industrial sectors. Previously, Mr. Feske was employed in the securities industry as an equity trader for three years.
Schwab Cash Reserves3

Schwab Cash Reserves
Schwab Cash Reserves (the fund) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in high-quality, short-term money market investments issued by U.S. and foreign issuers. Examples of these securities include commercial paper, certificates of deposit, repurchase agreements, variable- and floating-rate debt securities, and obligations issued by the U.S. government, its agencies, or instrumentalities. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
As yields on money market securities remained historically low, the fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses for the six-month reporting period ended June 30, 2016, to help the fund maintain a positive net yield. For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.
Market Highlights. For the six-month reporting period ended June 30, 2016, bouts of volatility persisted in most markets, both in the U.S. and abroad. Concerns remained about China’s economic slowdown, while oil prices fluctuated throughout the first half of 2016 in response to supply level changes, central bank policy, and currency movements. After the Fed raised the federal funds rate in December 2015, Fed officials and many investors expected several additional rate hikes in the coming months. However, with mixed U.S. economic data and concerns regarding the U.K. referendum to leave the EU, also known as Brexit, the Fed left short-term interest rates unchanged.
Additionally, as part of the initial rate increase in December 2015, the Fed’s overnight Reverse Repurchase Facility is now being used as a tool for policy implementation, and has successfully provided support for the federal funds target range. Through the sale and repurchase of securities at a current market rate, the goal of the facility is to establish a floor for short-term interest rates.
Available supply of money market securities largely remains constrained as stricter regulatory mandates have increased the costs of selling short-term securities for many issuers. These higher costs and persistently low interest rates have instead encouraged the issuance of longer-term securities, most of which are not money market eligible. At the same time, money market funds are required to maintain high levels of liquidity through the holding of shorter-term securities (overnight to one week), creating a mismatch in funding directives between issuers and money market funds.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved. Rates on short-term securities fluctuated during the six months, largely driven by the impact of money fund reform implementation as well as the uncertainty surrounding future Fed interest rate hikes. Expectations for a rate hike rose in the second quarter of 2016, while the June Brexit referendum and a weak labor market report in May reduced the likelihood of interest rate normalization in the near future. In response, the weighted average maturity (WAM) of the fund remained unchanged, starting and ending the reporting period at 36 days.
As of 6/30/16:
Portfolio Composition By Maturity[1]
% of investments
1-7 Days	45.7%
8-30 Days	11.7%
31-60 Days	15.4%
61-90 Days	12.4%
91-180 Days	14.8%
Total	100.0%
Statistics
Weighted Average Maturity[2]	36 Days
Credit Quality Of Holdings[3] % of portfolio	100% Tier 1
Portfolio Composition by Security Type
% of investments
Commercial Paper
Asset-Backed	6.8%
Financial Company	10.9%
Non-Financial Company	2.3%
Certificate Of Deposit	40.3%
Non-Negotiable Time Deposits	7.4%
Other Instruments	4.2%
U.S. Treasury Debt	1.5%
Variable Rate Demand Note	0.4%
Repurchase Agreement
U.S. Government Agency	4.6%
U.S.Treasury	16.2%
Other	5.4%
Total	100.0%
Management views and portfolio holdings may have changed since the report date.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Tier 1 securities are rated in the highest short-term rating category by two nationally recognized statistical rating organizations (NRSROs), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by CSIM pursuant to guidelines adopted by the Board of Trustees. Money market fund shares and U.S. government securities are also Tier 1 securities. The fund uses NRSRO credit ratings from Standard & Poor’s Financial Services LLC, Moody’s Investors Service, Fitch, Inc., and/or DBRS. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.
4Schwab Cash Reserves

Performance and Fund Facts as of 6/30/16
The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.csimfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
Schwab Cash Reserves
Sweep Shares
Ticker Symbol	SWSXX
Minimum Initial Investment	*
Seven-Day Yield[1]	0.08%
Seven-Day Yield–Without Contractual Expense Limitation[2]	0.00%
Seven-Day Effective Yield[1]	0.08%
You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. Effective October 14, 2016, the fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit the total annual fund operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver, the fund’s yield would have been lower. For additional details, see financial note 4.
[2]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary yield waiver. The voluntary yield waiver added 0.06% to the seven-day yield.
Schwab Cash Reserves5

Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2016 and held through June 30, 2016.
Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio[1] (Annualized)	Beginning Account Value at 1/1/16	Ending Account Value (Net of Expenses) at 6/30/16	Expenses Paid During Period[2] 1/1/16–6/30/16
Schwab Cash Reserves
Actual Return	0.50%	$1,000.00	$1,000.40	$2.49
Hypothetical 5% Return	0.50%	$1,000.00	$ 1,022.41	$ 2.51

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days of the period, and divided by 366 days of the fiscal year.
6Schwab Cash Reserves

Schwab Cash Reserves
Financial Statements
Financial Highlights
	1/1/16– 6/30/16*	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12	1/1/11– 12/31/11
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	(0.00) [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.04% [3]	0.06%	0.06%	0.06%	0.06%	0.06%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.50% [4],[5]	0.22% [4]	0.16% [4]	0.20% [4]	0.23% [4],[6]	0.20% [4]
Gross operating expenses	0.70% [5]	0.70%	0.70%	0.70%	0.70% [6]	0.71%
Net investment income (loss)	0.08% [5]	0.06%	0.06%	0.06%	0.06%	0.06%
Net assets, end of period (x 1,000,000)	$38,384	$40,678	$39,326	$39,452	$37,498	$34,077

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Not annualized.
4
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
5
Annualized.
6
The ratio of gross operating expenses would have been 0.71%, if the State filing fee reimbursement had not been included. There was no impact on the ratio of net operating expenses.
See financial notes    7

Schwab Cash Reserves
Portfolio Holdings  as of June 30, 2016 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available immediately upon filing. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund's website at www.csimfunds.com/schwabfunds_prospectus along with a link to the fund's Form N-MFP filings on the SEC's website.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
60.5%	Fixed-Rate Obligations	23,222,726,634	23,222,726,634
13.2%	Variable-Rate Obligations	5,091,989,251	5,091,989,251
26.2%	Repurchase Agreements	10,047,974,881	10,047,974,881
99.9%	Total Investments	38,362,690,766	38,362,690,766
0.1%	Other Assets and Liabilities, Net		21,405,947
100.0%	Net Assets		38,384,096,713

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 60.5% of net assets
Asset-Backed Commercial Paper 6.8%
ATLANTIC ASSET SECURITIZATION LLC	a,b	0.58%		08/01/16	4,900,000	4,897,553
	a,b	0.59%		08/10/16	50,000,000	49,967,222
BARTON CAPITAL SA	a,b	0.61%		07/21/16	97,000,000	96,967,128
BENNINGTON STARK CAPITAL COMPANY LLC	a,b	0.44%		07/06/16	25,000,000	24,998,472
	a,b	0.62%		08/09/16	100,000,000	99,932,833
CAFCO LLC	a,b	0.50%		08/18/16	50,000,000	49,966,667
	a,b	0.60%		09/07/16	1,600,000	1,598,187
CHARTA LLC	a,b	0.91%		12/08/16	150,000,000	149,393,333
CIESCO LLC	a,b	0.60%		09/07/16	48,500,000	48,445,033
COLLATERALIZED COMMERCIAL PAPER CO LLC	a	0.88%		10/17/16	49,000,000	48,870,640
	a	0.88%		10/18/16	74,000,000	73,802,831
	a	0.88%		10/25/16	107,000,000	106,696,596
COLLATERALIZED COMMERCIAL PAPER II CO LLC	a,b	0.88%		10/07/16	60,000,000	59,856,267
	a,b	0.88%		10/17/16	105,000,000	104,722,800
CRC FUNDING LLC	a,b	0.57%		08/16/16	6,000,000	5,995,630
	a,b	0.91%		12/08/16	50,000,000	49,797,778
KELLS FUNDING LLC	a,b	0.63%		09/28/16	150,000,000	149,779,500
	a,b	0.72%		10/24/16	86,000,000	85,810,800
	a,b	0.72%		10/26/16	119,000,000	118,733,440
	a,b	0.73%		10/28/16	100,000,000	99,764,778
MANHATTAN ASSET FUNDING CO LLC	a,b	0.53%		08/18/16	11,000,000	10,992,227
8    See financial notes

Schwab Cash Reserves
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
METLIFE SHORT TERM FUNDING LLC	a,b	0.55%		07/01/16	57,000,000	57,000,000
	a,b	0.64%		09/06/16	100,000,000	99,880,889
	a,b	0.63%		09/26/16	51,200,000	51,122,048
NIEUW AMSTERDAM RECEIVABLES CORP	a,b	0.64%		09/08/16	11,000,000	10,986,507
OLD LINE FUNDING LLC	a,b	0.85%		07/18/16	32,500,000	32,486,955
	a,b	0.66%		08/02/16	109,000,000	108,936,053
	a,b	0.66%		08/04/16	15,000,000	14,990,650
	a,b	0.85%		09/26/16	40,000,000	39,917,833
	a,b	0.86%		10/25/16	23,000,000	22,936,264
RIDGEFIELD FUNDING COMPANY LLC	a,b	0.62%		08/09/16	150,000,000	149,899,250
	a,b	0.62%		08/11/16	124,000,000	123,912,442
	a,b	0.65%		09/07/16	36,000,000	35,955,800
	a,b	0.65%		09/13/16	68,000,000	67,909,144
SHEFFIELD RECEIVABLES CORP	a,b	0.75%		08/11/16	41,000,000	40,964,979
	a,b	0.75%		08/17/16	39,000,000	38,961,812
STARBIRD FUNDING CORP	a,b	0.69%		07/01/16	1,000,000	1,000,000
THUNDER BAY FUNDING LLC	a,b	0.85%		07/19/16	132,000,000	131,943,900
	a,b	0.66%		08/02/16	50,000,000	49,970,667
	a,b	0.66%		08/09/16	14,500,000	14,489,633
	a,b	0.67%		08/09/16	75,000,000	74,945,562
						2,609,200,103
Financial Company Commercial Paper 8.2%
ABN AMRO FUNDING USA LLC	a,b	0.61%		07/14/16	42,000,000	41,990,748
	a,b	0.62%		07/19/16	19,000,000	18,994,110
AUSTRALIA & NEW ZEALAND BANKING GROUP LTD	b	0.55%		08/11/16	118,000,000	117,926,086
	b	0.63%		09/06/16	61,000,000	60,928,477
BPCE SA	b	0.67%		07/07/16	2,000,000	1,999,777
	b	0.64%		09/08/16	195,000,000	194,760,800
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK (NEW YORK BRANCH)		0.31%		07/01/16	172,000,000	172,000,000
DANSKE CORP	b	0.57%		08/04/16	40,000,000	39,978,467
HSBC USA INC	b	0.90%		11/01/16	129,000,000	128,603,325
ING US FUNDING LLC	a	0.58%		07/07/16	40,000,000	39,996,133
	a	0.69%		07/25/16	219,000,000	218,899,260
	a	0.71%		09/02/16	112,000,000	111,860,840
JP MORGAN SECURITIES LLC	b	0.85%		08/02/16	140,000,000	139,894,222
		0.87%		10/12/16	193,000,000	192,519,591
		0.87%		10/17/16	159,000,000	158,585,010
LLOYDS BANK PLC		0.84%		08/16/16	251,000,000	250,730,593
MACQUARIE BANK LTD	b	0.63%		09/01/16	90,000,000	89,902,350
	b	0.68%		09/26/16	46,000,000	45,924,407
	b	0.70%		09/27/16	55,000,000	54,905,889
NATIONWIDE BUILDING SOCIETY	b	0.67%		08/16/16	12,000,000	11,989,727
	b	0.70%		09/02/16	41,000,000	40,949,775
See financial notes    9

Schwab Cash Reserves
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
NORDEA BANK AB	b	0.66%		07/07/16	411,000,000	410,955,133
	b	0.61%		09/22/16	1,000,000	998,594
NRW BANK	b	0.40%		07/08/16	117,000,000	116,990,900
	b	0.44%		07/27/16	47,000,000	46,985,064
SUMITOMO MITSUI BANKING CORPORATION	b	0.65%		08/10/16	109,000,000	108,921,278
SVENSKA HANDELSBANKEN AB	b	0.81%		08/09/16	100,000,000	99,912,250
UNITED OVERSEAS BANK LTD	b	0.63%		08/05/16	120,000,000	119,926,500
	b	0.71%		09/09/16	41,650,000	41,592,500
WESTPAC BANKING CORP	b	0.83%		09/02/16	70,000,000	69,898,325
						3,149,520,131
Non-Financial Company Commercial Paper 2.3%
CHEVRON CORP	b	0.49%		07/11/16	30,000,000	29,995,917
	b	0.60%		08/23/16	100,000,000	99,911,667
COCA-COLA CO	b	0.60%		08/25/16	25,500,000	25,476,625
DANAHER CORPORATION	b	0.35%		07/01/16	43,000,000	43,000,000
GE CAPITAL TREASURY SERVICES (US) LLC	a	0.34%		07/05/16	55,000,000	54,997,922
	a	0.34%		07/06/16	44,000,000	43,997,922
	a	0.34%		07/07/16	43,000,000	42,997,563
GENERAL ELECTRIC CO		0.35%		07/01/16	89,000,000	89,000,000
TOTAL CAPITAL CANADA LTD	a,b	0.60%		07/05/16	181,000,000	180,987,933
	a,b	0.59%		07/21/16	18,000,000	17,994,100
TOYOTA MOTOR CREDIT CORP		0.60%		07/11/16	35,000,000	34,994,167
		0.47%		08/18/16	20,000,000	19,987,467
		0.65%		09/26/16	165,000,000	164,740,812
		0.80%		10/27/16	29,000,000	28,923,956
						877,006,051
Certificates of Deposit 34.4%
ABBEY NATIONAL TREASURY SERVICES PLC (STAMFORD BRANCH)	a	0.92%		09/15/16	43,000,000	43,000,000
BANK OF MONTREAL (CHICAGO BRANCH)		0.53%		07/01/16	35,000,000	35,000,000
		0.40%		07/05/16	500,000,000	500,000,000
		0.56%		07/05/16	125,000,000	125,000,000
		0.57%		07/18/16	50,000,000	50,000,000
		0.65%		07/18/16	28,000,000	27,999,999
		0.57%		07/20/16	65,000,000	65,000,170
		0.56%		08/11/16	83,000,000	83,000,000
		0.66%		10/03/16	77,000,000	77,000,000
BANK OF NOVA SCOTIA (HOUSTON BRANCH)		0.92%		11/01/16	93,000,000	93,000,000
BANK OF TOKYO-MITSUBISHI UFJ LTD (NEW YORK BRANCH)		0.84%		08/18/16	328,000,000	328,000,000
		0.75%		08/19/16	139,000,000	139,000,000
		0.84%		08/19/16	2,000,000	2,000,000
		0.73%		08/29/16	76,000,000	76,000,000
BARCLAYS BANK PLC (NEW YORK BRANCH)		0.91%		08/11/16	200,000,000	200,000,000
10    See financial notes

Schwab Cash Reserves
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
BNP PARIBAS FORTIS SA/NV (NEW YORK BRANCH)		0.40%		07/01/16	226,000,000	226,000,000
		0.61%		07/19/16	63,000,000	63,000,000
		0.73%		10/11/16	1,000,000	1,000,000
BNP PARIBAS SA (SAN FRANCISCO BRANCH)		0.85%		07/22/16	94,000,000	94,000,000
		0.85%		07/26/16	189,000,000	189,000,000
		0.85%		08/09/16	121,000,000	121,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)		0.90%		09/20/16	313,000,000	313,000,000
		0.65%		10/03/16	463,000,000	463,000,000
CITIBANK NA (NEW YORK BRANCH)		0.63%		09/08/16	147,000,000	147,000,000
		0.65%		10/03/16	113,000,000	113,000,000
		0.70%		10/11/16	250,000,000	250,000,000
		0.70%		10/13/16	40,000,000	40,000,000
		0.70%		10/18/16	306,000,000	306,000,000
COMMONWEALTH BANK OF AUSTRALIA (LONDON BRANCH)		0.70%		08/04/16	209,000,000	209,000,000
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)		0.81%		08/18/16	400,000,000	400,000,000
		0.83%		10/13/16	108,000,000	108,000,000
		0.84%		10/21/16	70,000,000	70,000,000
		0.86%		10/25/16	162,000,000	162,000,000
		0.87%		11/01/16	69,000,000	69,000,000
		0.87%		11/07/16	183,000,000	183,000,000
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK (NEW YORK BRANCH)		0.42%		07/05/16	5,000,000	5,000,000
CREDIT AGRICOLE SA (LONDON BRANCH)		0.63%		07/01/16	9,000,000	9,000,000
		0.65%		07/01/16	70,000,000	70,000,000
		0.62%		09/13/16	122,000,000	122,000,000
CREDIT SUISSE AG (NEW YORK BRANCH)		0.90%		08/01/16	143,000,000	143,000,000
		1.00%		09/27/16	21,000,000	21,000,000
		0.94%		11/07/16	134,000,000	134,000,000
DANSKE BANK A/S (LONDON BRANCH)		0.60%		07/11/16	108,000,000	108,000,000
		0.63%		08/24/16	51,000,000	51,000,000
		0.61%		09/13/16	1,000,000	1,000,000
DNB BANK ASA (NEW YORK BRANCH)		0.81%		07/14/16	191,000,000	191,000,000
		0.80%		08/18/16	8,000,000	8,000,000
HSBC BANK PLC		0.85%		07/21/16	34,000,000	34,000,000
HSBC BANK USA NA		0.85%		10/03/16	50,000,000	50,000,000
LANDESBANK BADEN-WURTTEMBERG (NEW YORK BRANCH)		0.50%		07/06/16	97,000,000	97,000,000
		0.50%		07/26/16	98,000,000	98,000,000
LLOYDS BANK PLC (NEW YORK BRANCH)		0.85%		07/14/16	45,000,000	45,000,000
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)		0.73%		07/12/16	21,000,000	21,000,000
		0.85%		07/19/16	3,000,000	3,000,000
		0.83%		07/21/16	191,000,000	191,000,000
		0.65%		07/28/16	106,000,000	106,000,000
		0.75%		08/18/16	99,000,000	99,000,000
		0.68%		09/07/16	32,000,000	32,000,000
		0.70%		09/26/16	292,000,000	292,000,000
See financial notes    11

Schwab Cash Reserves
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		0.81%		10/03/16	132,000,000	132,000,000
		0.89%		10/18/16	6,000,000	6,000,000
MIZUHO BANK LTD (NEW YORK BRANCH)		0.62%		07/15/16	75,000,000	75,000,000
		0.83%		07/26/16	81,000,000	81,000,000
		0.70%		09/09/16	131,000,000	131,000,000
		0.63%		09/15/16	15,000,000	15,000,000
		0.70%		10/12/16	229,000,000	229,000,000
		0.87%		10/18/16	4,000,000	4,000,000
NATIXIS (NEW YORK BRANCH)		0.42%		07/05/16	384,000,000	384,000,000
NORDEA BANK FINLAND PLC (NEW YORK BRANCH)		0.53%		07/05/16	19,000,000	19,000,000
OVERSEA-CHINESE BANKING CORP LTD (NEW YORK BRANCH)		0.65%		07/07/16	49,000,000	49,000,000
		0.39%		07/08/16	50,000,000	50,000,000
		0.56%		08/02/16	140,000,000	140,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK BRANCH)		0.80%		07/19/16	201,000,000	201,000,000
		0.85%		10/25/16	42,000,000	42,000,000
		0.85%		11/01/16	108,000,000	108,000,000
SOCIETE GENERALE (NEW YORK BRANCH)		0.40%		07/01/16	5,000,000	5,000,000
STATE STREET BANK AND TRUST COMPANY		0.80%		08/19/16	154,000,000	154,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)		0.62%		07/07/16	88,000,000	88,000,000
		0.87%		07/14/16	121,000,000	121,000,000
		0.63%		07/19/16	36,000,000	36,000,000
		0.85%		07/26/16	26,000,000	26,000,000
		0.85%		08/01/16	146,000,000	146,000,000
		0.72%		08/02/16	145,000,000	145,000,000
		0.85%		08/02/16	150,000,000	150,000,000
		0.85%		09/06/16	7,000,000	7,000,000
		0.68%		09/20/16	85,000,000	85,000,000
		0.69%		09/21/16	158,000,000	158,000,000
		0.90%		11/01/16	57,000,000	57,000,000
SUMITOMO MITSUI TRUST BANK LTD (NY BRANCH)		0.64%		07/14/16	42,000,000	42,000,000
		0.65%		08/29/16	398,000,000	398,000,000
		0.68%		09/06/16	3,000,000	3,000,000
		0.70%		09/29/16	209,000,000	209,000,000
		0.70%		09/30/16	100,000,000	100,000,000
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)		0.81%		07/15/16	93,000,000	93,000,180
		0.87%		10/17/16	160,000,000	160,000,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)		0.33%		07/07/16	290,000,000	290,000,000
		0.60%		09/22/16	113,000,000	113,000,000
		0.60%		09/26/16	668,000,000	668,000,000
		1.00%		11/07/16	104,000,000	104,000,000
UBS AG (STAMFORD BRANCH)		0.85%		08/02/16	192,000,000	192,000,000
WELLS FARGO BANK NA		0.85%		07/21/16	71,000,000	71,000,000
		0.83%		08/02/16	132,000,000	132,000,000
		0.81%		08/16/16	103,000,000	103,000,000
		0.83%		08/18/16	31,000,000	31,000,000
		0.85%		09/01/16	11,000,000	11,000,000
		0.86%		09/08/16	42,000,000	42,000,000
12    See financial notes

Schwab Cash Reserves
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		0.86%		09/28/16	27,000,000	27,000,000
		0.87%		10/25/16	183,000,000	183,000,000
WESTPAC BANKING CORP (NEW YORK BRANCH)		0.83%		09/06/16	100,000,000	100,000,000
						13,218,000,349
Non-Negotiable Time Deposits 7.4%
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (CAYMAN ISLANDS BRANCH)		0.41%		07/05/16	404,000,000	404,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)		0.42%		07/01/16	387,000,000	387,000,000
DBS BANK LTD (SINGAPORE BRANCH)		0.43%		07/06/16	100,000,000	100,000,000
DZ BANK AG DEUTSCHE ZENTRAL GENOSSENSCHAFTS BANK (NEW YORK BRANCH		0.38%		07/05/16	388,000,000	388,000,000
FIFTH THIRD BANK (CAYMAN ISLANDS)		0.42%		07/05/16	193,000,000	193,000,000
NATIONAL AUSTRALIA BANK LTD (CAYMAN ISLANDS BRANCH)		0.30%		07/01/16	767,000,000	767,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (GRAND CAYMAN BRANCH)		0.39%		07/06/16	177,000,000	177,000,000
SVENSKA HANDELSBANKEN AB (CAYMAN ISLANDS BRANCH)		0.30%		07/01/16	413,000,000	413,000,000
SWEDBANK AB NEW YORK BRANCH		0.40%		07/05/16	21,000,000	21,000,000
						2,850,000,000
Other Instruments 1.4%
BANK OF AMERICA NA		0.81%		08/02/16	54,000,000	54,000,000
		0.79%		08/05/16	135,000,000	135,000,000
		0.76%		08/11/16	70,000,000	70,000,000
		0.67%		09/06/16	176,000,000	176,000,000
		0.85%		11/08/16	3,000,000	3,000,000
		0.84%		11/14/16	21,000,000	21,000,000
		0.85%		11/14/16	60,000,000	60,000,000
						519,000,000
Total Fixed-Rate Obligations
(Cost $23,222,726,634)						23,222,726,634

Variable-Rate Obligations 13.2% of net assets
Financial Company Commercial Paper 2.7%
BANK OF NOVA SCOTIA	b	0.84%	07/15/16	12/15/16	184,000,000	184,000,000
	b	0.85%	07/22/16	12/22/16	118,000,000	118,000,000
COMMONWEALTH BANK OF AUSTRALIA	b	0.66%		07/08/16	55,000,000	55,000,000
HSBC BANK PLC	b	0.68%		07/19/16	24,000,000	23,999,940
	b	0.68%	07/01/16	08/01/16	289,000,000	289,000,000
	b	0.82%	07/05/16	08/04/16	214,000,000	214,000,000
HSBC USA INC	b	0.80%	07/19/16	10/19/16	4,000,000	4,000,000
	b	0.82%	07/01/16	11/01/16	66,000,000	66,000,000
See financial notes    13

Schwab Cash Reserves
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
WESTPAC BANKING CORP	b	0.67%		07/05/16	74,000,000	73,999,847
						1,027,999,787
Certificates of Deposit 5.8%
BANK OF NOVA SCOTIA (HOUSTON BRANCH)		0.68%		07/14/16	189,000,000	189,000,000
		0.79%	07/25/16	08/23/16	124,000,000	124,000,000
BANK OF NOVA SCOTIA (NEW YORK BRANCH)		0.67%		07/15/16	292,000,000	292,000,000
CHASE BANK USA NA		0.71%		07/27/16	67,000,000	67,000,000
		0.72%	07/01/16	08/01/16	356,000,000	356,000,000
HSBC BANK USA NA		0.83%	07/01/16	09/01/16	50,000,000	50,000,000
NORDEA BANK FINLAND PLC (NEW YORK BRANCH)		0.79%	07/05/16	11/03/16	12,000,000	12,000,000
ROYAL BANK OF CANADA (NEW YORK BRANCH)		0.79%	07/01/16	08/31/16	125,000,000	125,000,000
		0.79%	07/05/16	10/03/16	243,000,000	243,000,000
STATE STREET BANK AND TRUST COMPANY		0.82%	07/18/16	11/18/16	57,000,000	57,000,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)		0.72%	07/12/16	08/12/16	42,000,000	42,000,000
UBS AG (STAMFORD BRANCH)		0.83%	07/26/16	09/08/16	90,000,000	90,000,000
WELLS FARGO BANK NA		0.81%		07/07/16	150,000,000	150,000,000
		0.80%		07/12/16	75,000,000	75,000,000
		0.85%	07/06/16	12/06/16	34,000,000	34,000,000
WESTPAC BANKING CORP (NEW YORK BRANCH)		0.68%	07/05/16	08/03/16	350,000,000	350,000,000
						2,256,000,000
U.S. Treasury Debt 1.5%
UNITED STATES TREASURY		0.33%	07/01/16	07/31/16	170,000,000	170,000,000
		0.34%	07/01/16	01/31/17	200,000,000	199,999,465
		0.43%	07/01/16	10/31/17	200,000,000	199,999,999
						569,999,464
Variable Rate Demand Notes 0.4%
3925 SEAPORT ASSOCIATES LLC
SERIES VRDN (GTY: WELLS FARGO BANK NA) (LOC: WELLS FARGO BANK NA)		0.47%		07/07/16	6,020,000	6,020,000
GFRE HOLDINGS LLC
(LOC: FEDERAL HOME LOAN BANKS)		0.46%		07/07/16	3,470,000	3,470,000
NEW YORK ST HSG FIN AGY
(LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)		0.50%		07/07/16	100,000,000	100,000,000
SMITHSONIAN INSTITUTION
SERIES VRDN (LIQ: NORTHERN TRUST COMPANY (THE))		0.45%		07/07/16	27,500,000	27,500,000
TENDERFOOT SEASONAL HSG LLC COLO HSG FACS
REV MULTI FAM HOUSING SERIES 2000B (LOC: WELLS FARGO BANK NA)		0.49%		07/07/16	3,000,000	3,000,000
14    See financial notes

Schwab Cash Reserves
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
YAVAPAI CNTY ARIZ INDL DEV AUTH
REV IDB & PCR SERIES 2015 (LOC: BANK OF NOVA SCOTIA)		0.55%		07/07/16	13,000,000	13,000,000
						152,990,000
Other Instruments 2.8%
BANK OF AMERICA NA		0.80%	07/18/16	10/17/16	218,000,000	218,000,000
		0.81%	07/01/16	11/01/16	272,000,000	272,000,000
		0.81%	07/05/16	11/04/16	50,000,000	50,000,000
JPMORGAN CHASE BANK NA		0.84%	07/22/16	10/21/16	95,000,000	95,000,000
ROYAL BANK OF CANADA	b	0.75%	07/07/16	09/06/16	75,000,000	75,000,000
WELLS FARGO BANK NA		0.82%	09/15/16	10/14/16	100,000,000	100,000,000
		0.84%	09/22/16	10/21/16	275,000,000	275,000,000
						1,085,000,000
Total Variable-Rate Obligations
(Cost $5,091,989,251)						5,091,989,251
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 26.2% of net assets
U.S. Government Agency Repurchase Agreements* 4.6%
BANK OF NOVA SCOTIA
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Government Agency Securities valued at $72,099,749, 1.75% - 7.25%, due 10/01/25 - 06/01/46)		0.42%		07/01/16	70,000,817	70,000,000
BNP PARIBAS SA
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Government Agency Securities valued at $526,408,036, 1.50% - 7.50%, due 07/01/18 - 05/01/46)		0.40%		07/01/16	516,005,733	516,000,000
DEUTSCHE BANK SECURITIES INC
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Treasury Securities valued at $216,240,006, 1.88% - 2.63%, due 11/15/20 - 08/31/22)		0.43%		07/01/16	212,002,532	212,000,000
GOLDMAN SACHS & CO
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Government Agency Securities valued at $38,239,778, 2.27% - 5.50%, due 08/01/24 - 05/01/46)		0.42%		07/01/16	37,490,415	37,489,978
Issued 06/29/16, repurchase date 07/06/16 (Collateralized by U.S. Government Agency Securities valued at $21,420,001, 3.50%, due 02/20/46 - 06/20/46)		0.35%		07/06/16	21,001,429	21,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Government Agency Securities valued at $71,070,001, 3.00%, due 03/25/41 - 04/25/42)		0.44%		07/01/16	69,000,843	69,000,000
MIZUHO SECURITIES USA INC
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Government Agency Securities valued at $97,850,000, 3.50%, due 06/01/46)		0.54%		07/01/16	95,001,425	95,000,000
See financial notes    15

Schwab Cash Reserves
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
WELLS FARGO BANK NA
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Government Agency Securities valued at $626,433,423, 2.50% - 3.50%, due 08/01/30 - 06/01/45)		0.44%		07/01/16	602,339,829	602,332,467
WELLS FARGO SECURITIES LLC
Issued 06/28/16, repurchase date 07/05/16 (Collateralized by U.S. Government Agency Securities valued at $68,646,006, 3.50%, due 06/01/46)		0.45%		07/05/16	66,005,775	66,000,000
Issued 06/30/16, repurchase date 07/07/16 (Collateralized by U.S. Government Agency Securities valued at $75,926,496, 3.50%, due 05/01/46)		0.44%		07/07/16	73,006,246	73,000,000
						1,761,822,445
U.S. Treasury Repurchase Agreements 16.2%
BANK OF MONTREAL
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Treasury Securities valued at $61,200,743, 1.75% - 3.13%, due 03/31/22 - 02/15/46)		0.38%		07/01/16	60,000,633	60,000,000
BANK OF NOVA SCOTIA
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Treasury Securities valued at $182,580,061, 0.00% - 8.50%, due 07/21/16 - 11/15/45)		0.40%		07/01/16	179,001,989	179,000,000
BARCLAYS CAPITAL INC
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Treasury Securities valued at $97,055,567, 1.50% - 6.25%, due 01/31/22 - 05/15/30)		0.40%		07/01/16	95,153,493	95,152,436
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Treasury Securities valued at $139,740,094, 1.00%, due 12/31/17)		0.42%		07/01/16	137,001,598	137,000,000
Issued 06/28/16, repurchase date 07/05/16 (Collateralized by U.S. Treasury Securities valued at $65,280,084, 0.00% - 3.25%, due 08/25/16 - 06/30/22)		0.41%		07/05/16	64,005,102	64,000,000
BNP PARIBAS SA
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Treasury Securities valued at $147,830,302, 0.75% - 3.00%, due 01/15/17 - 11/15/24)		0.40%		07/01/16	140,001,556	140,000,000
DEUTSCHE BANK SECURITIES INC
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Treasury Securities valued at $81,600,087, 1.88% - 3.13%, due 10/31/22 - 02/15/43)		0.42%		07/01/16	80,000,933	80,000,000
FEDERAL RESERVE BANK OF NEW YORK
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Treasury Securities valued at $5,279,036,757, 1.63%, due 11/15/22)		0.25%		07/01/16	5,279,036,660	5,279,000,000
JP MORGAN SECURITIES LLC
Issued 06/30/16, repurchase date 07/07/16 (Collateralized by U.S. Treasury Securities valued at $43,860,022, 2.00% - 2.50%, due 07/31/20 - 11/15/24)		0.38%		07/07/16	43,003,177	43,000,000
WELLS FARGO BANK NA
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Treasury Securities valued at $126,481,594, 1.38% - 1.50%, due 10/31/19 - 02/29/20)		0.43%		07/01/16	124,001,481	124,000,000
						6,201,152,436
16    See financial notes

Schwab Cash Reserves
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Other Repurchase Agreements** 5.4%
BNP PARIBAS SA
Issued 06/27/16, repurchase date 07/01/16 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $43,702,428, 1.63% - 4.94%, due 10/25/23 - 07/25/24)		0.50%		07/01/16	38,002,111	38,000,000
Issued 06/29/16, repurchase date 07/06/16 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $67,857,967, 5.44% - 7.70%, due 08/01/19 - 02/15/27)		0.55%		07/06/16	59,006,310	59,000,000
CREDIT SUISSE SECURITIES (USA) LLC
Issued 06/06/16, repurchase date 12/05/16 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $690,003,457, 0.08% - 9.16%, due 03/15/17 - 09/15/58)	a,c	1.28%		10/03/16	602,538,667	600,000,000
JP MORGAN SECURITIES LLC
Issued 06/21/16, repurchase date 12/19/16 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $272,625,068, 1.00% - 10.18%, due 12/15/16 - 03/15/72)	c	1.10%		09/28/16	237,716,925	237,000,000
Issued 06/02/16, repurchase date 11/29/16 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $314,225,928, 1.04% - 10.85%, due 07/15/16 - 02/01/65)	c	1.13%		09/28/16	274,011,162	273,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 06/28/16, repurchase date 09/26/16 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $357,650,000, 0.00% - 3.84%, due 08/03/20 - 03/25/58)	c	0.96%		08/04/16	311,306,853	311,000,000
WELLS FARGO SECURITIES LLC
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $28,750,344, 0.72% - 6.00%, due 02/25/36 - 09/17/57)		0.43%		07/01/16	25,000,299	25,000,000
Issued 06/29/16, repurchase date 07/06/16 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $380,691,450, 0.00% - 17.93%, due 11/01/19 - 07/17/58)		0.56%		07/06/16	331,036,042	331,000,000
Issued 06/30/16, repurchase date 07/07/16 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $112,711,615, 3.58% - 5.07%, due 05/29/31 - 04/26/55)		0.53%		07/07/16	98,010,099	98,000,000
Issued 05/09/16, repurchase date 11/04/16 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $130,669,220, 0.00% - 4.00%, due 08/25/17 - 07/25/55)	c	1.11%		10/03/16	113,512,173	113,000,000
						2,085,000,000
Total Repurchase Agreements
(Cost $10,047,974,881)						10,047,974,881

End of Investments.

See financial notes    17

Schwab Cash Reserves
Portfolio Holdings (Unaudited) continued

At 06/30/16, the tax basis cost of the fund's investments was $38,362,690,766.
a	Credit-enhanced or liquidity-enhanced.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $5,885,124,769 or 15.3% of net assets.
c	Illiquid security. At the period end, the value of these amounted to $1,534,000,000 or 4.0% of net assets.
*	Usually collateralized via U.S. Government Agency Securities or less frequently by U.S. Treasury Securities.
**	Collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by higher rated U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
AGY —	Agency
AUTH —	Authority
CNTY —	County
DEV —	Development
ETF —	Exchange-traded fund
FACS —	Facilities
HSG —	Housing
IDB —	Industrial development bond
INDL —	Industrial
LIQ —	Liquidity agreement
LOC —	Letter of credit
MULTI FAM —	Multi-family
PCR —	Pollution control revenue
REV —	Revenue
VRDN —	Variable rate demand note

At June 30, 2016, all of the fund's investment securities were classified as Level 2. The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2016. The breakdown of the fund's investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
18    See financial notes

Schwab Cash Reserves
Statement of
Assets and Liabilities
As of June 30, 2016; unaudited
Assets
Investments, at cost and value		$28,314,715,885
Repurchase agreements, at cost and value	+	10,047,974,881
Total investments, at cost and value (Note 2a)		38,362,690,766
Receivables:
Interest		27,076,821
Prepaid expenses	+	306,789
Total assets		38,390,074,376
Liabilities
Payables:
Investment adviser and administrator fees		1,154,832
Shareholder service fees		2,959,655
Distributions to shareholders		1,196,266
Accrued expenses	+	666,910
Total liabilities		5,977,663
Net Assets
Total assets		38,390,074,376
Total liabilities	–	5,977,663
Net assets		$38,384,096,713
Net Assets by Source
Capital received from investors		38,384,003,512
Net realized capital gains		93,201

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$38,384,096,713		38,382,324,071		$1.00

See financial notes    19

Schwab Cash Reserves
Statement of
Operations
For the period January 1, 2016 through June 30, 2016; unaudited
Investment Income
Interest		$116,013,970
Expenses
Investment adviser and administrator fees		58,013,399
Shareholder service fees		79,864,607
Custodian fees		427,609
Portfolio accounting fees		345,733
Shareholder reports		164,678
Registration fees		152,492
Professional fees		104,560
Independent trustees' fees		81,321
Transfer agent fees		11,839
Interest expense		17
Other expenses	+	290,895
Total expenses		139,457,150
Expense reduction by CSIM and its affiliates	–	39,153,636
Net expenses	–	100,303,514
Net investment income		15,710,456
Realized Gains (Losses)
Net realized gains on investments		1,582,113
Increase in net assets resulting from operations		$17,292,569
20    See financial notes

Schwab Cash Reserves
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/16-6/30/16		1/1/15-12/31/15
Net investment income		$15,710,456	$24,271,345
Net realized gains	+	1,582,113	78,325
Increase in net assets from operations		17,292,569	24,349,670
Distributions to Shareholders
Distributions from net investment income		(15,710,456)	(24,271,345)
Transactions in Fund Shares*
Shares sold		36,759,433,055	81,614,460,063
Shares reinvested		14,390,440	24,057,624
Shares redeemed	+	(39,069,272,350)	(80,287,004,138)
Net transactions in fund shares		(2,295,448,855)	1,351,513,549
Net Assets
Beginning of period		40,677,963,455	39,326,371,581
Total increase or decrease	+	(2,293,866,742)	1,351,591,874
End of period		$38,384,096,713	$40,677,963,455
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
See financial notes    21

Schwab Cash Reserves
Financial Notes, unaudited
1. Business Structure of the Fund:
Schwab Cash Reserves is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
The Charles Schwab Family of Funds (organized October 20, 1989)	Schwab Variable Share Price Money Fund™
Schwab Money Market Fund™	Schwab Retirement Government Money Fund™
Schwab Government Money Fund™	Schwab Municipal Money Fund™
Schwab U.S. Treasury Money Fund™	Schwab AMT Tax-Free Money Fund™
Schwab Treasury Obligations Money Fund™	Schwab California Municipal Money Fund™
Schwab Value Advantage Money Fund®	Schwab New York Municipal Money Fund™
Schwab Advisor Cash Reserves®	Schwab New Jersey Municipal Money Fund™
Schwab Cash Reserves	Schwab Pennsylvania Municipal Money Fund™
Schwab Retirement Advantage Money Fund®	Schwab Massachusetts Municipal Money Fund™
Schwab Investor Money Fund®

Schwab Cash Reserves offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the fund's Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.
2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
22

Schwab Cash Reserves
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•  Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund's results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The fund mitigates this risk by ensuring that a fund's repurchase agreements are collateralized by cash and/or U.S. government securities, fixed income securities, equity securities or other types of securities. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and U.S. government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade. All collateral is held by the fund's custodian (or, with multi-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.
As of June 30, 2016, the fund had investments in repurchase agreements with a gross value of $10,047,974,881 as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities. The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
Delayed-Delivery Transactions: The fund may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The fund will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. The fund will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
23

Schwab Cash Reserves
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
(d) Investment Income:
Interest income is recorded as it accrues. If the fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium and accretes discounts to the security’s call date and price, rather than the maturity date and price.
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The fund declares distributions from net investment income, if any, every day it is open for business. These distributions, which are substantially equal to the fund's net investment income for that day, are paid out to shareholders once a month. The fund makes distributions from net realized capital gains, if any, once a year.
(g) Custody Credit:
The fund has an arrangement with its custodian bank, State Street Bank and Trust Company (State Street), under which the fund may receive a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(j) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
3. Risk Factors:
Investment Risk. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. Effective October 14, 2016, the fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Retail Money Market Fund Risk. On or before October 14, 2016, the fund intends to qualify as a “retail money market fund,” as such term is defined or interpreted under the rules governing money market funds. A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. Prior to and upon conversion to a “retail money market fund,” the fund may involuntarily redeem any investor who is
24

Schwab Cash Reserves
Financial Notes, unaudited (continued)
3. Risk Factors (continued):
not a natural person. The fund will provide advance notice of its intent to make any such involuntary redemption. Neither the fund nor the investment adviser will be responsible for any loss or tax liability in an investor’s account resulting from such involuntary redemption. As a “retail money market fund,” the fund will be permitted to continue to value its securities using the amortized cost method to seek to maintain a stable $1.00 share price. However, on or after October 14, 2016, the fund may be subject to liquidity fees and/or redemption gates on fund redemptions if the fund’s liquidity falls below required minimums because of market conditions or other factors.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also will be low or may even be negative, which may make it difficult for the fund to pay expenses out of fund assets or maintain a stable $1.00 share price. Because interest rates in the United States are near historically low levels, a change in a central bank’s monetary policy or improving economic conditions may result in an increase in interest rates. A sudden or unpredictable rise in interest rates may cause volatility in the market and may decrease liquidity in the money market securities markets, making it more difficult for the fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of the fund’s money market securities holdings.
Stable Net Asset Value Risk. If the fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price. The fund is permitted, among other things, to reduce or withhold any income and/or gains generated from its portfolio to maintain a stable $1.00 share price.
Repurchase Agreements Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counterparty) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high-yield securities that are rated below investment grade (also referred to as junk bonds) (Alternative Collateral). High-yield securities that are used as Alternative Collateral are subject to greater levels of credit and liquidity risk, and are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Alternative Collateral may be subject to greater price volatility and may be more volatile or less liquid than other types of collateral, increasing the risk that the fund will be unable to recover fully in the event of a counterparty’s default.
Credit Risk. The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. The fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor, liquidity provider or counterparty of a portfolio investment fails to honor its obligations. Even though the fund's investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. Negative perceptions of the ability of an issuer, guarantor, liquidity provider or counterparty to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of the fund's portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund's share price or yield to fall.
Certain of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency since September 2008, the Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac) maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to the shares of the fund itself.
25

Schwab Cash Reserves
Financial Notes, unaudited (continued)
3. Risk Factors (continued):
Credit and Liquidity Enhancements Risk. The fund may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for the purchaser, such as the fund. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of the fund’s holdings. For example, a rating agency downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by the fund. Any decline in the value of the securities held by the fund could cause the fund’s share price or yield to fall. To the extent that a portion of the fund’s underlying investments are enhanced by the same bank or financial institution, these risks may be increased.
Foreign Investment Risk. Although the fund may invest only in U.S. dollar denominated securities, the fund’s investments in securities of foreign issuers or securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers or securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its objective. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag the yields of other money market funds.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase, sell or value, especially during stressed market conditions. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. In addition, dealer inventories of certain securities—an indication of the ability of dealers to engage in “market making”—are at, or near, historic lows in relation to market size, which could potentially lead to decreased liquidity. In such cases, the fund, due to limitations on investments in illiquid securities and the difficulty in readily purchasing and selling such securities at favorable times or prices, may decline in value, experience lower returns and/or be unable to achieve its desired level of exposure to a certain issuer or sector. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.
4. Affiliates and Affiliated Transactions:
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
26

Schwab Cash Reserves
Financial Notes, unaudited (continued)
4. Affiliates and Affiliated Transactions (continued):
For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of the fund’s average daily net assets as follows:
Average Daily Net Assets
First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%
For the period ended June 30, 2016, the aggregate advisory fee paid to CSIM by the fund was 0.29%, as a percentage of the fund's average daily net assets.
The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the Plan) on behalf of the fund. The Plan enables the fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, Schwab) (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the fund. The Plan also enables the fund to pay Schwab for certain sweep administration services, such as processing of automatic purchases and redemptions it provides to fund shareholders invested in the fund.
Pursuant to the Plan, the fund’s shares are subject to an annual shareholder servicing fee of up to 0.25%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab as distributor of the fund (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab's written agreement with the fund), and the fund will pay no more than 0.25% of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. Pursuant to the Plan, the fund’s shares are subject to an annual sweep administration fee of up to 0.15%. The sweep administration fee paid to Schwab is based on the average daily net asset value of the fund's shares owned by shareholders holding shares through Schwab. Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider's actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
Contractual Expense Limitation
CSIM and its affiliates have made an additional agreement with the fund, for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation) to 0.66%.
In addition, effective January 1, 2016 through December 31, 2016, CSIM and its affiliates agreed to waive an additional amount of the fund's expenses equal to 0.035% of the fund's average daily net assets.
During the period ended June 30, 2016, the fund waived $39,153,636 in expenses of which $14,668,353 was waived in accordance with the contractual expense limitation agreement noted above.
Voluntary Yield Waiver/Reimbursement
CSIM and its affiliates also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for the fund.
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds/portfolios. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.
27

Schwab Cash Reserves
Financial Notes, unaudited (continued)
5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.
6. Borrowing from Banks:
The fund is a participant with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $530 million line of credit (the Credit Facility), with State Street as agent, which matures on October 6, 2016. Under the terms of the Credit Facility, in addition to the interest charged on any borrowings by a fund, the fund pays a commitment fee of 0.125% per annum on its proportionate share of the unused portion of the Credit Facility. There were no borrowings from the line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.
7. Federal Income Taxes:
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2015, the fund had capital loss carryforwards of $1,488,912 available to offset future net capital gains before the expiration date of December 31, 2017.
As of December 31, 2015, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2015, the fund did not incur any interest or penalties.
8. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
28

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement (the “Agreement”) between The Charles Schwab Family of Funds (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”) with respect to the existing funds in the Trust, including Schwab Cash Reserves (the “Fund”), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. The Board also receives extensive data provided by an independent provider of investment company data and an independent accounting firm. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to the Fund’s operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.
The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Fund at meetings held on May 9, 2016, and June 1, 2016, and approved the renewal of the Agreement with respect to the Fund for an additional one year term at the meeting held on June 1, 2016. The Board’s approval of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of CSIM and its affiliates dedicated to the Fund;
2.	the Fund’s investment performance and how it compared to that of certain other comparable mutual funds;
3.	the Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the fund and the resources of CSIM and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, CSIM’s experience, track record compliance program, resources dedicated to hiring and retaining qualified personnel, and information security resources. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as investment research tools and Internet access and an array of account features that benefit the Fund and certain of its shareholders. The Trustees also considered Schwab’s reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the Fund’s shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.
Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, if applicable, and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the

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performance of the Fund, the Trustees considered the risk profile for the Fund and the appropriateness of the benchmark used to compare the performance of the Fund. The Trustees further considered the level of fund performance in the context of its review of Fund expenses and adviser profitability discussed below and also noted that performance is reviewed throughout the year by a designated committee of the Board and by the Board. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Fund.
Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement, and the Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The Trustees considered the effects of CSIM’s and Schwab’s practice of waiving management and other fees to prevent total Fund expenses from exceeding a specified cap as well as using voluntary waivers to maintain a certain yield, which CSIM has committed not to recoup. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as exchange-traded funds and separately managed accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and any differences in the nature and scope of the services CSIM provides to these other accounts, as well as differences in the market for these types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.
Profitability. The Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also reviewed profitability of CSIM relating to the Schwab fund complex as a whole, noting the benefit to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain fixed costs across other funds in the complex. The Trustees also considered any other benefits derived by CSIM from its relationship with the Fund, such as whether, by virtue of its management of the Fund, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Fund.
Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers or expense caps by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered the contractual investment advisory fee schedules with respect to the Fund that include lower fees at higher graduated asset levels. The Board also considered certain commitments by CSIM and Schwab that are designed to pass along potential economies of scale to the Fund’s shareholders. Specifically, the Board considered CSIM and Schwab’s previously negotiated commitments, which may be changed only with Board approval, relating to: (i) reductions of contractual advisory fees or addition of breakpoints for certain funds within the fund complex, (ii) implementation, by means of expense limitation agreement, of additional reductions in net overall expenses for certain funds, and (iii) future net total operating expense reductions for taxable money funds as a group (excluding certain share classes) when aggregate assets of such group of funds exceed certain levels. In particular, the Board considered the actual expense reductions with respect to the Fund that resulted from CSIM and Schwab’s commitments set forth above. Based on this evaluation, and in consideration of the previously negotiated commitments made by CSIM and Schwab as discussed above, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefit from economies of scale.
In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the fund is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.
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Trustees and Officers
The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 108 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund's Statement of Additional Information, which is available free by calling 1-800-435-4000.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) and President, PIMCO Funds.	108	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	108	Director, Gilead Sciences, Inc. (2005 – present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	108	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	108	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	108	Director, KLA-Tencor Corporation (2008 – present)
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	108	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	108	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	108	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	108	Board Member and Chairman of the Audit Committee, Ionis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); and Director, Schwab Holdings, Inc. (May 2008 – present).	108	Director, The Charles Schwab Corporation (2008 – present)
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Interested Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).	108	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Senior Executive Vice President and Chief Financial Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (July 2015 – present); Executive Vice President and Chief Financial Officer of The Charles Schwab Corporation and Charles Schwab & Co., Inc. (May 2007 – July 2015); Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director, Executive Vice President and Chief Financial Officer, Schwab Holdings, Inc. (May 2007 – present).	108	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha, and Mr. Martinetto are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Glossary
144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
agency discount notes  Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.
asset-backed commercial paper  A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies.
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
collateralized mortgage obligation (CMO)  A type of security that is collateralized by pools of mortgages backed by government agencies or private issuers (non-agency). The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests, known as tranches. Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates.
commercial paper  Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
corporate note  An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings  Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk  The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity  See weighted average maturity.
effective yield  A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
exchange-traded fund (ETF)  An investment fund that tracks an index, a commodity or a basket of assets, and trades on an exchange.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
illiquid securities  Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest  Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
liquid assets Daily liquid assets  include (i) cash, (ii) direct obligations of the U.S. Government; or (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within one business day. Weekly liquid assets  include (i) cash; (ii) direct obligations of the U.S. Government; (iii) Government securities issued by a person controlled or supervised by and acting as an instrumentality of the Government of the United States pursuant to authority granted by the Congress of the United States, that are issued at a discount to the principal amount to be repaid at maturity and have a remaining maturity of 60 days or less; or (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within five business days.
A taxable money market fund may not acquire any security other than a “daily liquid asset” unless, immediately following such purchase, at least 10% of its total assets would be invested in daily liquid assets and no money market fund may acquire any security other than a “weekly liquid asset” unless, immediately following such purchase, at least 30% of its total assets would be invested in weekly liquid assets.
liquidity-enhanced security  The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity  The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
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municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
repurchase agreement  (also known as a “repo”) The sale of a security combined with a simultaneous agreement to repurchase it at a predetermined date and price.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
Tier 1, Tier 2  Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
variable rate demand obligations (VRDOs)  Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
weighted average life (WAL)  For money market mutual funds as per rule 2a-7, the weighted average life calculation takes into account either the final maturity date for each security held in the portfolio or, when relevant, the date of the next demand feature (when the fund is scheduled to receive payment of principal and interest after a demand). Money funds are required to maintain a weighted average life of no more than 120 days. Weighted average life for all Schwab money market funds is available in each fund’s monthly schedule of portfolio holdings at www.schwabfunds.com/prospectus and also available in each fund’s Form N-MFP on the SEC’s website at www.sec.gov immediately upon filing.
weighted average maturity (WAM)  For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.
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Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.
Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
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Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.csimfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.
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Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Some are linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.
[1]	You could lose money by investing in a money market fund. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Effective October 14, 2016, all Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The money market fund's sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-800-435-4000
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2016 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR32958-11
00169737

Semiannual report dated June 30, 2016, enclosed.
Schwab Money Market Fund™

This wrapper is not part of the shareholder report.

Schwab Money Market Fund™
Semiannual Report
June 30, 2016

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

From the President
Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the fund covered in this report.
Dear Shareholder,
The six-month reporting period ended June 30, 2016, was marked by historically low interest rates that continued to suppress money market fund yields. Some money market fund yields got a lift after the Federal Reserve (Fed) hiked the federal funds rate in December 2015 for the first time in nearly a decade, and many economists anticipated that the Fed would follow with more increases in 2016. Instead, the Fed left rates unchanged in the face of slower-than-expected economic growth at home and unanticipated developments abroad, including the United Kingdom’s vote in late June to leave the European Union, also known as Brexit.
While these developments may keep money market fund yields from rising much further for the immediate future, it is important to remember that yield is only one facet of owning such investments. The Schwab Money Market Fund is designed to offer investors stability of capital and liquidity, in addition to yield. Employing extensive credit research and professional money management, we actively manage the fund to address these characteristics in different types of rate and market environments.
We have also added to our online resources to increase transparency and clarity for investors. Pursuant to new Securities and Exchange Commission (SEC) regulations governing the money market fund industry, our website now includes information on the daily and weekly liquid assets of the Schwab Money Funds, net inflows and outflows for the funds, and the current net asset value (NAV) and market-based NAV per share. These reporting changes and disclosure changes are intended to provide additional information. Furthermore, Charles Schwab Investment Management is well-positioned to be in compliance with other SEC regulations when they go into effect on October 14, 2016, and we will continue to offer a strong lineup of money market funds that appeal to both retail and institutional investors.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab Money Market Fund, please continue reading this report or you can find further details about this fund by visiting our website at www.csimfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,

The six-month reporting period ended June 30, 2016, was marked by historically low interest rates that continued to suppress money market fund yields.

Schwab Money Market Fund1

The Investment Environment
Over the six-month reporting period ended June 30, 2016, yields on taxable money market funds remained low as the Federal Reserve (Fed) left the federal funds rate in a target range of 0.25% to 0.50%. When the Fed first raised short-term interest rates in December 2015, the U.S. economy was showing signs of stability and Fed officials had expectations of four additional rate increases in 2016. However, with concerns about the global economy increasing amidst sharply fluctuating oil and commodity prices, falling U.S. corporate profits, and financial turmoil in China, the likelihood of future increases diminished. The Fed left the federal funds rate unchanged at meetings in January, March, April, and June, at which point one rate increase was expected by the end of the year.
However, the results of the United Kingdom (U.K.) referendum regarding membership in the European Union (EU), also known as Brexit, further complicated the expected pace of future short-term interest rate increases. In the week following the Fed’s June meeting, the U.K. unexpectedly voted to leave the EU, triggering a sharp selloff in global equity markets and increasing overall market volatility. Immediately after this decision was announced, the British pound depreciated by more than 7% and shares of many global banks fell, while longer-term Treasury yields dropped and U.K. and European bank credit spreads widened. Though many believed this referendum resulted in more political uncertainty rather than a financial crisis, global growth concerns intensified as the reporting period came to a close. With the full impact of Brexit still unknown, market expectations indicated there was only a 50% chance of a single short-term interest rate increase before June 2017.
While moves toward tighter monetary policy in the U.S. stalled over the reporting period, many other countries’ central banks maintained or increased accommodative policy measures to combat struggling economic growth. Over the reporting period, the People’s Bank of China lowered the reserve requirement for banks, which increased the funds available for banks to make loans. The European Central Bank kept its overnight deposit facility rate negative and expanded its asset purchase program, and the Bank of Japan introduced sub-zero interest rates in February. Additionally, in response to Brexit, Bank of England governor Mark Carney suggested that some monetary policy easing in the U.K. could be necessary in the coming months, though no policy changes had been made as of the end of the reporting period.
Overall, yields on U.S. Treasuries remained low for the first six months of 2016. Short-term rates, which are influenced by Fed policy, stayed relatively stable as the Fed left the federal funds rate unchanged at each of its meetings over the six-month reporting period. Longer-term yields, by comparison, are driven more by economic growth and inflation expectations. As both growth and inflation remained muted over the reporting period, longer-term yields generally declined. Despite these low yields, demand for U.S. Treasuries remained strong. The yields on many international government-backed securities were even lower than those in the U.S., with some in negative territory, which increased the relative appeal of U.S. Treasuries.
Management views may have changed since the report date.
2Schwab Money Market Fund

Fund Management
Linda Klingman, Vice President and Head of Taxable Money Market Strategies, leads the portfolio management team of Schwab’s prime and government taxable money funds. Ms. Klingman also has overall responsibility for all aspects of the management of the fund. Prior to joining CSIM in 1990, Ms. Klingman was a senior money market trader with AIM Management. She has managed money market funds since 1988.

Michael Lin, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. Mr. Lin has been a portfolio manager with CSIM since 2006, and also worked in CSIM’s Fund Administration group for nearly four years, where he focused on security pricing and valuation of Schwab Funds. Prior to joining CSIM, he spent three years at American Century Investments, most recently as a senior trader of the taxable money market funds.

Jonathan Roman, Portfolio Manager, is responsible for the day-to-day co-management of the fund. Mr. Roman has been a portfolio manager with CSIM since 2010, and has held a number of positions at the firm since beginning his tenure in 2005. In 2009, he joined the Portfolio Management group as a Trader, and prior to that he worked in the Portfolio Operations and Analytics group providing trading support to the taxable money market desk.

Jonathan Feske, CFA, Portfolio Manager, is responsible for the day-to-day co-management of the fund. He previously was responsible for credit and investment research for global banks for CSIM’s taxable bond and money funds. Prior to joining CSIM in 2011, Mr. Feske was a high-yield bond analyst for more than two years at Miller Tabak Roberts Securities, a boutique corporate bond broker-dealer, which is now part of GMP Capital. He covered both U.S. and emerging market credits, focusing on distressed situations in various industrial sectors. Previously, Mr. Feske was employed in the securities industry as an equity trader for three years.
Schwab Money Market Fund3

Schwab Money Market Fund
The Schwab Money Market Fund (the fund) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in high-quality, short-term money market investments issued by U.S. and foreign issuers. Examples of these securities include commercial paper, certificates of deposit, repurchase agreements, variable- and floating-rate debt securities, and obligations issued by the U.S. government, its agencies, or instrumentalities. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
As yields on money market securities remained historically low, the fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses for the six-month reporting period ended June 30, 2016, to help the fund maintain a positive net yield. For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.
Market Highlights. For the six-month reporting period ended June 30, 2016, bouts of volatility persisted in most markets, both in the U.S. and abroad. Concerns remained about China’s economic slowdown, while oil prices fluctuated throughout the first half of 2016 in response to supply level changes, central bank policy, and currency movements. After the Fed raised the federal funds rate in December 2015, Fed officials and many investors expected several additional rate hikes in the coming months. However, with mixed U.S. economic data and concerns regarding the U.K. referendum to leave the EU, also known as Brexit, the Fed left short-term interest rates unchanged.
Additionally, as part of the initial rate increase in December 2015, the Fed’s overnight Reverse Repurchase Facility is now being used as a tool for policy implementation, and has successfully provided support for the federal funds target range. Through the sale and repurchase of securities at a current market rate, the goal of the facility is to establish a floor for short-term interest rates.
Available supply of money market securities largely remains constrained as stricter regulatory mandates have increased the costs of selling short-term securities for many issuers. These higher costs and persistently low interest rates have instead encouraged the issuance of longer-term securities, most of which are not money market eligible. At the same time, money market funds are required to maintain high levels of liquidity through the holding of shorter-term securities (overnight to one week), creating a mismatch in funding directives between issuers and money market funds.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved. Rates on short-term securities fluctuated during the six months, largely driven by the impact of money fund reform implementation as well as the uncertainty surrounding future Fed interest rate hikes. Expectations for a rate hike rose in the second quarter of 2016, while the June Brexit referendum and a weak labor market report in May reduced the likelihood of interest rate normalization in the near future. In response, the weighted average maturity (WAM) of the fund declined, starting the reporting period at 35 days and ending at 29 days.
As of 6/30/16:
Portfolio Composition By Maturity[1]
% of investments
1-7 Days	45.8%
8-30 Days	23.3%
31-60 Days	12.8%
61-90 Days	9.5%
91-180 Days	8.6%
Total	100.0%
Statistics
Weighted Average Maturity[2]	29 Days
Credit Quality Of Holdings[3] % of portfolio	100% Tier 1
Portfolio Composition by Security Type
% of investments
Commercial Paper
Asset-Backed	9.7%
Financial Company	10.2%
Non-Financial Company	4.1%
Certificate Of Deposit	36.5%
Other Instruments	4.0%
Non-Negotiable Time Deposits	9.2%
U.S. Treasury Debt	1.5%
Variable Rate Demand Note	0.1%
Repurchase Agreement
U.S. Government Agency	4.7%
U.S. Treasury	14.8%
Other	5.2%
Total	100.0%
Management views and portfolio holdings may have changed since the report date.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Tier 1 securities are rated in the highest short-term rating category by two nationally recognized statistical rating organizations (NRSROs), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by CSIM pursuant to guidelines adopted by the Board of Trustees. Money market fund shares and U.S. government securities are also Tier 1 securities. The fund uses NRSRO credit ratings from Standard & Poor’s Financial Services LLC, Moody’s Investors Service, Fitch, Inc., and/or DBRS. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.
4Schwab Money Market Fund

Performance and Fund Facts as of 6/30/16
The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.csimfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
Schwab Money Market Fund
Sweep Shares
Ticker Symbol	SWMXX
Minimum Initial Investment	*
Seven-Day Yield[1]	0.01%
Seven-Day Yield–Without Contractual Expense Limitation[2]	-0.04%
Seven-Day Effective Yield[1]	0.01%
You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. Effective October 14, 2016, the fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit the total annual fund operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver, the fund’s yield would have been lower. For additional details, see financial note 4.
[2]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary yield waiver. The voluntary yield waiver added 0.06% to the seven-day yield.
Schwab Money Market Fund5

Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2016 and held through June 30, 2016.
Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio[1] (Annualized)	Beginning Account Value at 1/1/16	Ending Account Value (Net of Expenses) at 6/30/16	Expenses Paid During Period[2] 1/1/16–6/30/16
Schwab Money Market Fund
Actual Return	0.55%	$1,000.00	$1,000.10	$ 2.74
Hypothetical 5% Return	0.55%	$1,000.00	$1,022.17	$2.77

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days of the period, and divided by 366 days of the fiscal year.
6Schwab Money Market Fund

Schwab Money Market Fund
Financial Statements
Financial Highlights
	1/1/16– 6/30/16*	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12	1/1/11– 12/31/11
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	(0.00) [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.01% [3]	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.55% [4],[5]	0.27% [4]	0.21% [4]	0.25% [4]	0.28% [4]	0.25% [4]
Gross operating expenses	0.73% [5]	0.73%	0.73%	0.73%	0.73%	0.73%
Net investment income (loss)	0.01% [5]	0.01%	0.01%	0.01%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$14,470	$15,201	$14,824	$14,969	$14,589	$14,352

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Not annualized.
4
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
5
Annualized.
See financial notes    7

Schwab Money Market Fund
Portfolio Holdings  as of June 30, 2016 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available immediately upon filing. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund's website at www.csimfunds.com/schwabfunds_prospectus along with a link to the fund's Form N-MFP filings on the SEC's website.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
59.4%	Fixed-Rate Obligations	8,598,404,998	8,598,404,998
15.9%	Variable-Rate Obligations	2,302,899,735	2,302,899,735
24.7%	Repurchase Agreements	3,563,096,761	3,563,096,761
100.0%	Total Investments	14,464,401,494	14,464,401,494
0.0%	Other Assets and Liabilities, Net		5,801,401
100.0%	Net Assets		14,470,202,895

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 59.4% of net assets
Asset-Backed Commercial Paper 9.7%
BARTON CAPITAL SA	a,b	0.61%		07/21/16	3,000,000	2,998,983
BEDFORD ROW FUNDING CORP	a,b	0.66%		08/17/16	35,000,000	34,969,842
BENNINGTON STARK CAPITAL COMPANY LLC	a,b	0.62%		07/05/16	54,750,000	54,746,228
	a,b	0.44%		07/06/16	3,000,000	2,999,817
CAFCO LLC	a,b	0.57%		08/05/16	13,000,000	12,992,796
CANCARA ASSET SECURITISATION LLC	a,b	0.60%		07/01/16	32,000,000	32,000,000
	a,b	0.60%		07/07/16	110,000,000	109,989,000
CHARTA LLC	a,b	0.57%		08/08/16	24,000,000	23,985,560
	a,b	0.85%		09/26/16	70,000,000	69,856,208
	a,b	0.90%		12/07/16	32,000,000	31,872,800
CIESCO LLC	a,b	0.65%		08/04/16	27,000,000	26,983,425
COLLATERALIZED COMMERCIAL PAPER CO LLC	a	0.88%		10/25/16	50,000,000	49,858,222
COLLATERALIZED COMMERCIAL PAPER II CO LLC	a,b	0.88%		10/05/16	17,000,000	16,960,107
CRC FUNDING LLC	a,b	0.57%		08/16/16	35,000,000	34,974,508
KELLS FUNDING LLC	a,b	0.72%		10/24/16	85,000,000	84,813,000
METLIFE SHORT TERM FUNDING LLC	a,b	0.55%		07/01/16	32,000,000	32,000,000
	a,b	0.55%		07/12/16	56,000,000	55,990,589
	a,b	0.56%		07/14/16	63,000,000	62,987,260
	a,b	0.56%		07/15/16	7,200,000	7,198,432
8    See financial notes

Schwab Money Market Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
	a,b	0.61%		08/30/16	6,000,000	5,993,900
	a,b	0.61%		09/13/16	41,000,000	40,948,591
OLD LINE FUNDING LLC	a,b	0.66%		07/21/16	30,000,000	29,989,000
	a,b	0.66%		07/25/16	22,000,000	21,990,320
	a,b	0.66%		08/02/16	50,000,000	49,970,667
	a,b	0.66%		08/24/16	1,000,000	999,010
	a,b	0.66%		09/08/16	93,000,000	92,882,355
RIDGEFIELD FUNDING COMPANY LLC	a,b	0.64%		08/03/16	3,000,000	2,998,240
	a,b	0.65%		09/13/16	140,000,000	139,812,944
SHEFFIELD RECEIVABLES CORP	a,b	0.75%		08/17/16	36,000,000	35,964,750
	a,b	0.75%		08/19/16	54,000,000	53,944,875
	a,b	0.75%		08/25/16	24,000,000	23,972,500
STARBIRD FUNDING CORP	a,b	0.69%		07/01/16	3,000,000	3,000,000
THUNDER BAY FUNDING LLC	a,b	0.66%		07/25/16	50,000,000	49,978,000
	a,b	0.66%		08/02/16	36,000,000	35,978,880
	a,b	0.66%		08/09/16	70,000,000	69,949,950
						1,406,550,759
Financial Company Commercial Paper 7.9%
ABN AMRO FUNDING USA LLC	a,b	0.60%		07/06/16	25,000,000	24,997,917
	a,b	0.61%		07/14/16	102,000,000	101,977,532
	a,b	0.62%		07/19/16	14,000,000	13,995,660
BANK OF NOVA SCOTIA	b	0.86%		09/15/16	20,000,000	19,963,689
BPCE SA	b	0.67%		07/07/16	28,000,000	27,996,873
	b	0.64%		09/08/16	48,000,000	47,941,120
COMMONWEALTH BANK OF AUSTRALIA	b	0.63%		08/03/16	28,800,000	28,783,500
HSBC USA INC	b	0.90%		11/01/16	10,000,000	9,969,250
ING US FUNDING LLC	a	0.69%		07/25/16	95,000,000	94,956,300
	a	0.84%		08/16/16	1,000,000	998,927
	a	0.71%		09/01/16	90,000,000	89,889,950
	a	0.71%		09/02/16	88,000,000	87,890,660
	a	0.70%		09/08/16	4,000,000	3,994,633
JP MORGAN SECURITIES LLC		0.87%		10/17/16	3,000,000	2,992,170
		0.86%		11/01/16	82,000,000	81,759,057
		0.86%		11/02/16	9,000,000	8,973,340
LLOYDS BANK PLC		0.84%		08/16/16	56,000,000	55,939,893
MACQUARIE BANK LTD	b	0.66%		09/22/16	73,000,000	72,888,918
NATIONWIDE BUILDING SOCIETY	b	0.68%		08/23/16	58,000,000	57,941,936
	b	0.77%		09/26/16	76,000,000	75,858,577
NORDEA BANK AB	b	0.53%		07/05/16	20,000,000	19,998,822
	b	0.66%		07/07/16	93,000,000	92,989,848
NRW BANK	b	0.40%		07/08/16	42,000,000	41,996,733
OVERSEA-CHINESE BANKING CORPORATION LTD	b	0.63%		09/01/16	34,000,000	33,963,110
SUMITOMO MITSUI BANKING CORPORATION	b	0.65%		08/10/16	2,000,000	1,998,555
See financial notes    9

Schwab Money Market Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
UNITED OVERSEAS BANK LTD	b	0.63%		08/05/16	35,000,000	34,978,562
						1,135,635,532
Non-Financial Company Commercial Paper 4.1%
COCA-COLA CO	b	0.60%		08/25/16	106,000,000	105,902,833
DANAHER CORPORATION	b	0.35%		07/01/16	17,000,000	17,000,000
GE CAPITAL TREASURY SERVICES (US) LLC	a	0.34%		07/05/16	21,000,000	20,999,207
	a	0.34%		07/06/16	17,000,000	16,999,197
	a	0.34%		07/07/16	17,000,000	16,999,037
GENERAL ELECTRIC CO		0.35%		07/01/16	33,000,000	33,000,000
TOTAL CAPITAL CANADA LTD	a,b	0.60%		07/05/16	41,000,000	40,997,267
TOYOTA MOTOR CREDIT CORP		0.56%		07/25/16	49,000,000	48,981,707
		0.56%		07/26/16	105,000,000	104,959,166
		0.61%		07/27/16	50,000,000	49,977,972
		0.54%		07/28/16	62,000,000	61,974,890
		0.60%		08/04/16	38,000,000	37,978,467
		0.63%		09/08/16	43,000,000	42,948,077
						598,717,820
Certificates of Deposit 28.1%
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)		0.70%		10/11/16	2,000,000	2,000,000
BANK OF MONTREAL (CHICAGO BRANCH)		0.40%		07/05/16	80,000,000	80,000,000
		0.56%		07/05/16	16,000,000	16,000,000
		0.57%		07/20/16	33,000,000	33,000,086
BANK OF TOKYO-MITSUBISHI UFJ LTD (NEW YORK BRANCH)		0.84%		08/18/16	19,000,000	19,000,000
		0.75%		08/19/16	22,000,000	22,000,000
		0.84%		08/19/16	15,000,000	15,000,000
		0.74%		08/22/16	158,000,000	158,000,000
		0.73%		08/29/16	1,000,000	1,000,000
		0.88%		10/19/16	15,000,000	15,000,000
BARCLAYS BANK PLC (NEW YORK BRANCH)		0.57%		07/26/16	43,000,000	43,000,000
		0.70%		08/01/16	59,000,000	59,000,000
		0.95%		09/30/16	71,000,000	71,000,000
		0.98%		11/14/16	18,000,000	18,000,000
BNP PARIBAS FORTIS SA/NV (NEW YORK BRANCH)		0.40%		07/01/16	76,000,000	76,000,000
		0.61%		07/19/16	2,000,000	2,000,000
		0.73%		10/11/16	29,000,000	29,000,000
BNP PARIBAS SA (SAN FRANCISCO BRANCH)		0.69%		08/05/16	144,000,000	144,000,000
		0.85%		08/09/16	9,000,000	9,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)		0.65%		10/03/16	200,000,000	200,000,000
CITIBANK NA (NEW YORK BRANCH)		0.40%		07/07/16	155,000,000	155,000,000
		0.62%		08/25/16	22,000,000	22,000,000
		0.61%		09/26/16	25,000,000	25,000,000
		0.70%		10/13/16	14,000,000	14,000,000
		0.70%		10/18/16	14,000,000	14,000,000
COMMONWEALTH BANK OF AUSTRALIA (LONDON BRANCH)		0.70%		08/04/16	100,000,000	100,000,000
10    See financial notes

Schwab Money Market Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)		0.64%		07/08/16	55,000,000	55,000,000
		0.86%		10/25/16	1,000,000	1,000,000
		0.89%		12/01/16	11,000,000	11,000,000
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK (NEW YORK BRANCH)		0.42%		07/05/16	145,000,000	145,000,000
CREDIT AGRICOLE SA (LONDON BRANCH)		0.63%		07/01/16	40,000,000	40,000,000
		0.65%		07/01/16	9,000,000	9,000,000
		0.62%		09/13/16	25,000,000	25,000,000
CREDIT SUISSE AG (NEW YORK BRANCH)		0.85%		08/08/16	80,000,000	80,000,000
		1.00%		09/27/16	1,000,000	1,000,000
		0.95%		10/06/16	64,000,000	64,000,000
DANSKE BANK A/S (LONDON BRANCH)		0.63%		08/24/16	50,000,000	50,000,000
LANDESBANK BADEN-WURTTEMBERG (NEW YORK BRANCH)		0.50%		07/06/16	46,000,000	46,000,000
LLOYDS BANK PLC (NEW YORK BRANCH)		0.85%		09/02/16	50,000,000	50,000,000
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)		0.73%		07/12/16	64,000,000	64,000,000
		0.66%		07/22/16	120,000,000	120,000,000
		0.65%		07/28/16	26,000,000	26,000,000
		0.75%		08/18/16	5,000,000	5,000,000
		0.74%		08/19/16	67,000,000	67,000,000
		0.85%		08/25/16	90,000,000	90,000,000
		0.89%		10/18/16	4,000,000	4,000,000
MIZUHO BANK LTD (NEW YORK BRANCH)		0.62%		07/15/16	382,000,000	382,000,000
		0.61%		08/04/16	3,000,000	3,000,000
		0.87%		10/18/16	3,000,000	3,000,000
NORDEA BANK FINLAND PLC (NEW YORK BRANCH)		0.53%		07/05/16	6,000,000	6,000,000
OVERSEA-CHINESE BANKING CORP LTD (NEW YORK BRANCH)		0.65%		07/07/16	50,000,000	50,000,000
		0.57%		07/13/16	105,000,000	105,000,000
		0.56%		08/02/16	1,000,000	1,000,000
SOCIETE GENERALE (NEW YORK BRANCH)		0.61%		07/01/16	79,000,000	79,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)		0.62%		07/07/16	2,000,000	2,000,000
		0.63%		07/19/16	124,000,000	124,000,000
		0.72%		08/02/16	4,000,000	4,000,000
		0.65%		08/10/16	21,000,000	21,000,000
		0.70%		08/17/16	31,000,000	31,000,801
		0.69%		09/21/16	3,000,000	3,000,000
SUMITOMO MITSUI TRUST BANK LTD (NY BRANCH)		0.64%		07/14/16	2,000,000	2,000,000
		0.65%		07/25/16	135,000,000	135,000,000
		0.65%		07/26/16	159,000,000	159,000,000
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)		0.87%		10/17/16	86,000,000	86,000,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)		0.33%		07/07/16	10,000,000	10,000,000
		0.54%		07/28/16	248,000,000	248,000,000
UBS AG (STAMFORD BRANCH)		0.90%		12/13/16	130,000,000	130,000,000
See financial notes    11

Schwab Money Market Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
WELLS FARGO BANK NA		0.83%		08/02/16	1,000,000	1,000,000
		0.81%		08/16/16	39,000,000	39,000,000
		0.83%		08/18/16	17,000,000	17,000,000
		0.85%		09/01/16	51,500,000	51,500,000
		0.86%		09/28/16	10,000,000	10,000,000
		0.87%		10/25/16	12,000,000	12,000,000
		0.86%		11/17/16	45,000,000	45,000,000
		0.91%		12/06/16	9,000,000	9,000,000
						4,063,500,887
Non-Negotiable Time Deposits 9.2%
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (CAYMAN ISLANDS BRANCH)		0.41%		07/05/16	161,000,000	161,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)		0.42%		07/01/16	203,000,000	203,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (GRAND CAYMAN)		0.28%		07/01/16	20,000,000	20,000,000
DBS BANK LTD (SINGAPORE BRANCH)		0.43%		07/06/16	25,000,000	25,000,000
DZ BANK AG DEUTSCHE ZENTRAL GENOSSENSCHAFTS BANK (NEW YORK BRANCH)		0.38%		07/05/16	146,000,000	146,000,000
FIFTH THIRD BANK (CAYMAN ISLANDS)		0.42%		07/05/16	72,000,000	72,000,000
NATIONAL AUSTRALIA BANK LTD (CAYMAN ISLANDS BRANCH)		0.30%		07/01/16	288,000,000	288,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (GRAND CAYMAN BRANCH)		0.39%		07/06/16	67,000,000	67,000,000
SVENSKA HANDELSBANKEN AB (CAYMAN ISLANDS BRANCH)		0.30%		07/01/16	203,000,000	203,000,000
SWEDBANK AB NEW YORK BRANCH		0.37%		07/05/16	43,000,000	43,000,000
		0.40%		07/05/16	108,000,000	108,000,000
						1,336,000,000
Other Instruments 0.4%
BANK OF AMERICA NA		0.76%		08/11/16	40,000,000	40,000,000
		0.67%		09/06/16	18,000,000	18,000,000
						58,000,000
Total Fixed-Rate Obligations
(Cost $8,598,404,998)						8,598,404,998

Variable-Rate Obligations 15.9% of net assets
Financial Company Commercial Paper 2.3%
BANK OF NOVA SCOTIA	b	0.85%	07/08/16	11/08/16	70,000,000	70,000,000
	b	0.86%	07/21/16	11/21/16	2,000,000	2,000,000
	b	0.85%	07/22/16	12/22/16	1,000,000	1,000,000
12    See financial notes

Schwab Money Market Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
HSBC BANK PLC	b	0.68%		07/19/16	82,000,000	81,999,795
	b	0.68%	07/01/16	08/01/16	112,000,000	112,000,000
HSBC USA INC	b	0.80%	07/19/16	10/19/16	37,000,000	37,000,000
	b	0.82%	07/01/16	11/01/16	29,000,000	29,000,000
						332,999,795
Certificates of Deposit 8.4%
BANK OF MONTREAL (CHICAGO BRANCH)		0.81%	07/05/16	09/02/16	232,000,000	232,000,000
BANK OF NOVA SCOTIA (HOUSTON BRANCH)		0.68%		07/14/16	19,000,000	19,000,000
		0.79%	07/25/16	08/23/16	139,000,000	139,000,000
BANK OF NOVA SCOTIA (NEW YORK BRANCH)		0.67%		07/15/16	54,000,000	54,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)		0.91%	07/01/16	02/01/17	68,000,000	68,000,000
HSBC BANK USA NA		0.83%	07/01/16	09/01/16	25,000,000	25,000,000
		0.80%	07/13/16	10/13/16	52,000,000	52,000,000
NORDEA BANK FINLAND PLC (NEW YORK BRANCH)		0.79%	07/05/16	11/03/16	12,000,000	12,000,000
ROYAL BANK OF CANADA (NEW YORK BRANCH)		0.79%	07/01/16	08/31/16	50,000,000	50,000,000
		0.79%	07/05/16	10/03/16	100,000,000	100,000,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)		0.72%	07/12/16	08/12/16	100,000,000	100,000,000
		0.83%	07/05/16	12/05/16	92,000,000	92,000,000
UBS AG (STAMFORD BRANCH)		0.83%	07/26/16	09/08/16	135,000,000	135,000,000
WELLS FARGO BANK NA		0.80%	07/26/16	08/26/16	35,000,000	35,000,000
		0.81%	07/29/16	10/03/16	101,000,000	101,000,000
						1,214,000,000
U.S. Treasury Debt 1.5%
UNITED STATES TREASURY		0.33%	07/01/16	07/31/16	63,000,000	63,000,000
		0.34%	07/01/16	01/31/17	48,000,000	47,999,940
		0.43%	07/01/16	10/31/17	100,000,000	100,000,000
						210,999,940
Variable Rate Demand Notes 0.1%
ABAG FIN CORP CALIF
REV UNIVERSITY SERIES 2003 B (LOC: WELLS FARGO BANK NA)		0.55%		07/07/16	17,550,000	17,550,000
GFRE HOLDINGS LLC
(LOC: FEDERAL HOME LOAN BANKS)		0.46%		07/07/16	1,350,000	1,350,000
						18,900,000
Other Instruments 3.6%
BANK OF AMERICA NA		0.80%	07/18/16	10/17/16	267,000,000	267,000,000
		0.81%	07/01/16	11/01/16	24,000,000	24,000,000
JPMORGAN CHASE BANK NA		0.84%	07/22/16	10/21/16	25,000,000	25,000,000
ROYAL BANK OF CANADA	b	0.75%	07/07/16	09/06/16	75,000,000	75,000,000
See financial notes    13

Schwab Money Market Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
WELLS FARGO BANK NA		0.82%	09/15/16	10/14/16	135,000,000	135,000,000
						526,000,000
Total Variable-Rate Obligations
(Cost $2,302,899,735)						2,302,899,735
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 24.7% of net assets
U.S. Government Agency Repurchase Agreements* 4.7%
BANK OF NOVA SCOTIA
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Government Agency Securities valued at $27,810,001, 3.50% - 4.00%, due 03/01/46 - 07/01/46)		0.42%		07/01/16	27,000,315	27,000,000
BNP PARIBAS SA
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Government Agency Securities valued at $196,075,376, 1.75% - 7.00%, due 11/01/21 - 06/20/66)		0.40%		07/01/16	195,002,167	195,000,000
DEUTSCHE BANK SECURITIES INC
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Treasury Securities valued at $81,600,115, 3.13%, due 02/15/43)		0.43%		07/01/16	80,000,956	80,000,000
GOLDMAN SACHS & CO
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Government Agency Securities valued at $14,280,000, 3.00% - 6.00%, due 06/01/28 - 03/01/46)		0.42%		07/01/16	14,000,163	14,000,000
Issued 06/29/16, repurchase date 07/06/16 (Collateralized by U.S. Government Agency Securities valued at $8,160,001, 3.50% - 4.00%, due 03/20/43 - 06/20/46)		0.35%		07/06/16	8,000,544	8,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Government Agency Securities valued at $25,750,001, 2.70%, due 07/25/45)		0.44%		07/01/16	25,000,306	25,000,000
MIZUHO SECURITIES USA INC
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Government Agency Securities valued at $37,080,000, 3.50% - 4.00%, due 06/01/31 - 03/01/46)		0.54%		07/01/16	36,000,540	36,000,000
WELLS FARGO BANK NA
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Government Agency Securities valued at $251,683,077, 3.00%, due 11/01/42 - 04/01/43)		0.44%		07/01/16	242,002,958	242,000,000
WELLS FARGO SECURITIES LLC
Issued 06/28/16, repurchase date 07/05/16 (Collateralized by U.S. Government Agency Securities valued at $26,002,276, 3.50%, due 06/01/46)		0.45%		07/05/16	25,002,188	25,000,000
Issued 06/30/16, repurchase date 07/07/16 (Collateralized by U.S. Government Agency Securities valued at $29,122,492, 3.50%, due 05/01/46)		0.44%		07/07/16	28,002,396	28,000,000
						680,000,000
14    See financial notes

Schwab Money Market Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
U.S. Treasury Repurchase Agreements 14.8%
BANK OF MONTREAL
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Treasury Securities valued at $22,440,287, 2.50% - 4.63%, due 02/15/17 - 02/15/46)		0.38%		07/01/16	22,000,232	22,000,000
BANK OF NOVA SCOTIA
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Treasury Securities valued at $69,360,039, 0.63% - 2.63%, due 05/31/17 - 01/15/26)		0.40%		07/01/16	68,000,756	68,000,000
BARCLAYS CAPITAL INC
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Treasury Securities valued at $37,838,745, 1.75%, due 10/31/18)		0.40%		07/01/16	37,097,173	37,096,761
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Treasury Securities valued at $53,040,060, 0.00% - 8.75%, due 07/28/16 - 08/15/43)		0.42%		07/01/16	52,000,607	52,000,000
Issued 06/28/16, repurchase date 07/05/16 (Collateralized by U.S. Treasury Securities valued at $25,500,001, 0.00% - 8.13%, due 07/21/16 - 05/15/21)		0.41%		07/05/16	25,001,993	25,000,000
BNP PARIBAS SA
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Treasury Securities valued at $58,791,151, 0.88% - 3.13%, due 01/31/17 - 08/15/24)		0.40%		07/01/16	53,000,589	53,000,000
DEUTSCHE BANK SECURITIES INC
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Treasury Securities valued at $30,600,044, 1.75%, due 01/31/23)		0.42%		07/01/16	30,000,350	30,000,000
FEDERAL RESERVE BANK OF NEW YORK
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Treasury Securities valued at $1,778,012,394, 3.13%, due 05/15/21)		0.25%		07/01/16	1,778,012,347	1,778,000,000
JP MORGAN SECURITIES LLC
Issued 06/30/16, repurchase date 07/07/16 (Collateralized by U.S. Treasury Securities valued at $17,340,003, 2.25% - 2.50%, due 05/15/24 - 11/15/24)		0.38%		07/07/16	17,001,256	17,000,000
WELLS FARGO BANK NA
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Treasury Securities valued at $47,940,638, 1.38%, due 02/29/20)		0.43%		07/01/16	47,000,561	47,000,000
						2,129,096,761
Other Repurchase Agreements** 5.2%
BNP PARIBAS SA
Issued 06/27/16, repurchase date 07/01/16 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $2,300,128, 5.15%, due 04/25/28)		0.50%		07/01/16	2,000,111	2,000,000
Issued 06/29/16, repurchase date 07/06/16 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $32,203,668, 7.70% - 10.25%, due 07/15/19 - 02/15/27)		0.55%		07/06/16	28,002,994	28,000,000
See financial notes    15

Schwab Money Market Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
CREDIT SUISSE SECURITIES (USA) LLC
Issued 06/06/16, repurchase date 12/05/16 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $219,650,051, 0.62% - 8.85%, due 02/15/29 - 08/25/47)	a,c	1.28%		10/03/16	191,808,142	191,000,000
JP MORGAN SECURITIES LLC
Issued 06/21/16, repurchase date 12/19/16 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $124,234,155, 0.78% - 8.50%, due 03/22/17 - 06/25/56)	c	1.10%		09/28/16	108,326,700	108,000,000
Issued 06/02/16, repurchase date 11/29/16 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $135,820,242, 1.04% - 10.00%, due 02/14/17 - 12/01/86)	c	1.13%		09/28/16	118,437,059	118,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 06/28/16, repurchase date 09/26/16 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $133,400,000, 1.95%, due 10/25/37)	c	0.96%		08/04/16	116,114,453	116,000,000
WELLS FARGO SECURITIES LLC
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $36,800,440, 3.12% - 4.08%, due 08/27/37 - 09/25/44)		0.43%		07/01/16	32,000,382	32,000,000
Issued 06/29/16, repurchase date 07/06/16 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $92,010,019, 2.50% - 8.17%, due 10/25/25 - 06/15/49)		0.56%		07/06/16	80,008,711	80,000,000
Issued 06/30/16, repurchase date 07/07/16 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $41,404,267, 3.43% - 3.63%, due 07/17/31 - 05/19/32)		0.53%		07/07/16	36,003,710	36,000,000
Issued 05/09/16, repurchase date 11/04/16 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $49,722,923, 0.00% - 8.42%, due 10/28/19 - 07/15/64)	c	1.11%		10/03/16	43,194,898	43,000,000
						754,000,000
Total Repurchase Agreements
(Cost $3,563,096,761)						3,563,096,761

End of Investments.

At 06/30/16, the tax basis cost of the fund's investments was $14,464,401,494.
a	Credit-enhanced or liquidity-enhanced.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,636,833,034 or 18.2% of net assets.
c	Illiquid security. At the period end, the value of these amounted to $576,000,000 or 4.0% of net assets.
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
**	Collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by higher rated U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
ETF —	Exchange-traded fund
LOC —	Letter of credit
REV —	Revenue

16    See financial notes

Schwab Money Market Fund
Portfolio Holdings (Unaudited) continued
At June 30, 2016, all of the fund's investment securities were classified as Level 2. The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2016. The breakdown of the fund's investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
See financial notes    17

Schwab Money Market Fund
Statement of
Assets and Liabilities
As of June 30, 2016; unaudited
Assets
Investments, at cost and value		$10,901,304,733
Repurchase agreements, at cost and value	+	3,563,096,761
Total investments, at cost and value (Note 2a)		14,464,401,494
Receivables:
Interest		7,894,362
Prepaid expenses	+	89,085
Total assets		14,472,384,941
Liabilities
Payables:
Investment adviser and administrator fees		568,086
Shareholder service fees		1,123,407
Distributions to shareholders		61,159
Accrued expenses	+	429,394
Total liabilities		2,182,046
Net Assets
Total assets		14,472,384,941
Total liabilities	–	2,182,046
Net assets		$14,470,202,895
Net Assets by Source
Capital received from investors		14,470,171,981
Net realized capital gains		30,914

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$14,470,202,895		14,468,080,634		$1.00

18    See financial notes

Schwab Money Market Fund
Statement of
Operations
For the period January 1, 2016 through June 30, 2016; unaudited
Investment Income
Interest		$43,000,182
Expenses
Investment adviser and administrator fees		24,073,220
Shareholder service fees		30,572,603
Shareholder reports		236,252
Custodian fees		204,917
Portfolio accounting fees		158,877
Registration fees		94,045
Professional fees		47,935
Independent trustees' fees		41,086
Transfer agent fees		10,900
Other expenses	+	110,098
Total expenses		55,549,933
Expense reduction by CSIM and its affiliates	–	13,316,109
Net expenses	–	42,233,824
Net investment income		766,358
Realized Gains (Losses)
Net realized gains on investments		2,270,340
Increase in net assets resulting from operations		$3,036,698
See financial notes    19

Schwab Money Market Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/16-6/30/16		1/1/15-12/31/15
Net investment income		$766,358	$1,486,286
Net realized gains (losses)	+	2,270,340	(182,500)
Increase in net assets from operations		3,036,698	1,303,786
Distributions to Shareholders
Distributions from net investment income		(766,358)	(1,486,286)
Transactions in Fund Shares*
Shares sold		17,518,569,324	37,039,557,516
Shares reinvested		663,508	1,385,941
Shares redeemed	+	(18,252,048,819)	(36,664,449,989)
Net transactions in fund shares		(732,815,987)	376,493,468
Net Assets
Beginning of period		15,200,748,542	14,824,437,574
Total increase or decrease	+	(730,545,647)	376,310,968
End of period		$14,470,202,895	$15,200,748,542
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
20    See financial notes

Schwab Money Market Fund
Financial Notes, unaudited
1. Business Structure of the Fund:
Schwab Money Market Fund is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
The Charles Schwab Family of Funds (organized October 20, 1989)	Schwab Variable Share Price Money Fund™
Schwab Money Market Fund	Schwab Retirement Government Money Fund™
Schwab Government Money Fund™	Schwab Municipal Money Fund™
Schwab U.S. Treasury Money Fund™	Schwab AMT Tax-Free Money Fund™
Schwab Treasury Obligations Money Fund™	Schwab California Municipal Money Fund™
Schwab Value Advantage Money Fund®	Schwab New York Municipal Money Fund™
Schwab Advisor Cash Reserves®	Schwab New Jersey Municipal Money Fund™
Schwab Cash Reserves™	Schwab Pennsylvania Municipal Money Fund™
Schwab Retirement Advantage Money Fund®	Schwab Massachusetts Municipal Money Fund™
Schwab Investor Money Fund®

Schwab Money Market Fund offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the fund's Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.
2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
21

Schwab Money Market Fund
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•  Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund's results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The fund mitigates this risk by ensuring that a fund's repurchase agreements are collateralized by cash and/or U.S. government securities, fixed income securities, equity securities or other types of securities. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and U.S. government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade. All collateral is held by the fund's custodian (or, with multi-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.
As of June 30, 2016, the fund had investments in repurchase agreements with a gross value of $3,563,096,761 as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities. The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
Delayed-Delivery Transactions: The fund may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The fund will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. The fund will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
22

Schwab Money Market Fund
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
(d) Investment Income:
Interest income is recorded as it accrues. If the fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium and accretes discounts to the security’s call date and price, rather than the maturity date and price.
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The fund declares distributions from net investment income, if any, every day it is open for business. These distributions, which are substantially equal to the fund's net investment income for that day, are paid out to shareholders once a month. The fund makes distributions from net realized capital gains, if any, once a year.
(g) Custody Credit:
The fund has an arrangement with its custodian bank, State Street Bank and Trust Company (State Street), under which the fund may receive a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(j) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
3. Risk Factors:
Investment Risk. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. Effective October 14, 2016, the fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Retail Money Market Fund Risk. On or before October 14, 2016, the fund intends to qualify as a “retail money market fund,” as such term is defined or interpreted under the rules governing money market funds. A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. Prior to and upon conversion to a “retail money market fund,” the fund may involuntarily redeem any investor who is
23

Schwab Money Market Fund
Financial Notes, unaudited (continued)
3. Risk Factors (continued):
not a natural person. The fund will provide advance notice of its intent to make any such involuntary redemption. Neither the fund nor the investment adviser will be responsible for any loss or tax liability in an investor’s account resulting from such involuntary redemption. As a “retail money market fund,” the fund will be permitted to continue to value its securities using the amortized cost method to seek to maintain a stable $1.00 share price. However, on or after October 14, 2016, the fund may be subject to liquidity fees and/or redemption gates on fund redemptions if the fund’s liquidity falls below required minimums because of market conditions or other factors.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also will be low or may even be negative, which may make it difficult for the fund to pay expenses out of fund assets or maintain a stable $1.00 share price. Because interest rates in the United States are near historically low levels, a change in a central bank’s monetary policy or improving economic conditions may result in an increase in interest rates. A sudden or unpredictable rise in interest rates may cause volatility in the market and may decrease liquidity in the money market securities markets, making it more difficult for the fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of the fund’s money market securities holdings.
Stable Net Asset Value Risk. If the fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price. The fund is permitted, among other things, to reduce or withhold any income and/or gains generated from its portfolio to maintain a stable $1.00 share price.
Repurchase Agreements Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counterparty) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high-yield securities that are rated below investment grade (also referred to as junk bonds) (Alternative Collateral). High-yield securities that are used as Alternative Collateral are subject to greater levels of credit and liquidity risk, and are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Alternative Collateral may be subject to greater price volatility and may be more volatile or less liquid than other types of collateral, increasing the risk that the fund will be unable to recover fully in the event of a counterparty’s default.
Credit Risk. The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. The fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor, liquidity provider or counterparty of a portfolio investment fails to honor its obligations. Even though the fund's investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. Negative perceptions of the ability of an issuer, guarantor, liquidity provider or counterparty to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of the fund's portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund's share price or yield to fall.
Certain of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency since September 2008, the Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac) maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to the shares of the fund itself.
24

Schwab Money Market Fund
Financial Notes, unaudited (continued)
3. Risk Factors (continued):
Credit and Liquidity Enhancements Risk. The fund may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for the purchaser, such as the fund. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of the fund’s holdings. For example, a rating agency downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by the fund. Any decline in the value of the securities held by the fund could cause the fund’s share price or yield to fall. To the extent that a portion of the fund’s underlying investments are enhanced by the same bank or financial institution, these risks may be increased.
Foreign Investment Risk. Although the fund may invest only in U.S. dollar denominated securities, the fund’s investments in securities of foreign issuers or securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers or securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its objective. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag the yields of other money market funds.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase, sell or value, especially during stressed market conditions. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. In addition, dealer inventories of certain securities—an indication of the ability of dealers to engage in “market making”—are at, or near, historic lows in relation to market size, which could potentially lead to decreased liquidity. In such cases, the fund, due to limitations on investments in illiquid securities and the difficulty in readily purchasing and selling such securities at favorable times or prices, may decline in value, experience lower returns and/or be unable to achieve its desired level of exposure to a certain issuer or sector. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.
4. Affiliates and Affiliated Transactions:
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
25

Schwab Money Market Fund
Financial Notes, unaudited (continued)
4. Affiliates and Affiliated Transactions (continued):
For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of the fund’s average daily net assets as follows:
Average Daily Net Assets
First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%
For the period ended June 30, 2016, the aggregate advisory fee paid to CSIM by the fund was 0.31%, as a percentage of the fund's average daily net assets.
The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the Plan) on behalf of the fund. The Plan enables the fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, Schwab) (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the fund. The Plan also enables the fund to pay Schwab for certain sweep administration services, such as processing of automatic purchases and redemptions it provides to fund shareholders invested in the fund.
Pursuant to the Plan, the fund’s shares are subject to an annual shareholder servicing fee of up to 0.25%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab as distributor of the fund (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab's written agreement with the fund), and the fund will pay no more than 0.25% of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. Pursuant to the Plan, the fund’s shares are subject to an annual sweep administration fee of up to 0.15%. The sweep administration fee paid to Schwab is based on the average daily net asset value of the fund's shares owned by shareholders holding shares through Schwab. Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider's actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
Contractual Expense Limitation
CSIM and its affiliates have made an additional agreement with the fund, for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation) to 0.71%.
In addition, effective January 1, 2016 through December 31, 2016, CSIM and its affiliates agreed to waive an additional amount of the fund's expenses equal to 0.035% of the fund's average daily net assets.
During the period ended June 30, 2016, the fund waived $13,316,109 in expenses of which $3,958,421 was waived in accordance with the contractual expense limitation agreement noted above.
Voluntary Yield Waiver/Reimbursement
CSIM and its affiliates also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for the fund.
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds/portfolios. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.
26

Schwab Money Market Fund
Financial Notes, unaudited (continued)
5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.
6. Borrowing from Banks:
The fund is a participant with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $530 million line of credit (the Credit Facility), with State Street as agent, which matures on October 6, 2016. Under the terms of the Credit Facility, in addition to the interest charged on any borrowings by a fund, the fund pays a commitment fee of 0.125% per annum on its proportionate share of the unused portion of the Credit Facility. There were no borrowings from the line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.
7. Federal Income Taxes:
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2015, the fund had capital loss carryforwards of $2,056,926 available to offset future net capital gains before the expiration date of December 31, 2017 and $182,500 with no expiration*.
*	As a result of the passage of the Regulated Investment Company Modernization Act of 2010, capital losses incurred after December 31, 2010 may now be carried forward indefinitely, but must retain the character of the original loss.
As of December 31, 2015, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2015, the fund did not incur any interest or penalties.
8. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement (the “Agreement”) between The Charles Schwab Family of Funds (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”) with respect to the existing funds in the Trust, including the Schwab Money Market Fund (the “Fund”), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. The Board also receives extensive data provided by an independent provider of investment company data and an independent accounting firm. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to the Fund’s operations and fund performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.
The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Fund at meetings held on May 9, 2016, and June 1, 2016, and approved the renewal of the Agreement with respect to the Fund for an additional one year term at the meeting held on June 1, 2016. The Board’s approval of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of CSIM and its affiliates dedicated to the Fund;
2.	the Fund’s investment performance and how it compared to that of certain other comparable mutual funds;
3.	the Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the fund and the resources of CSIM and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, CSIM’s experience, track record, compliance program, resources dedicated to hiring and retaining qualified personnel, and information security resources. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as investment research tools and Internet access and an array of account features that benefit the Fund and certain of its shareholders. The Trustees also considered Schwab’s reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the Fund’s shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.
Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, if applicable, and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the

28

performance of the Fund, the Trustees considered the risk profile for the Fund and the appropriateness of the benchmark used to compare the performance of the Fund. The Trustees further considered the level of fund performance in the context of its review of Fund expenses and adviser profitability discussed below and also noted that performance is reviewed throughout the year by a designated committee of the Board and by the Board. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Fund.
Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement, and the Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The Trustees considered the effects of CSIM’s and Schwab’s practice of waiving management and other fees to prevent total Fund expenses from exceeding a specified cap as well as using voluntary waivers to maintain a certain yield, which CSIM has committed not to recoup. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as exchange-traded funds and separately managed accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and any differences in the nature and scope of the services CSIM provides to these other accounts, as well as differences in the market for these types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.
Profitability. The Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also reviewed profitability of CSIM relating to the Schwab fund complex as a whole, noting the benefit to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain fixed costs across other funds in the complex. The Trustees also considered any other benefits derived by CSIM from its relationship with the Fund, such as whether, by virtue of its management of the Fund, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Fund.
Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers or expense caps by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered the contractual investment advisory fee schedules with respect to the Fund that include lower fees at higher graduated asset levels. The Board also considered certain commitments by CSIM and Schwab that are designed to pass along potential economies of scale to the Fund’s shareholders. Specifically, the Board considered CSIM and Schwab’s previously negotiated commitments, which may be changed only with Board approval, relating to: (i) reductions of contractual advisory fees or addition of breakpoints for certain funds within the fund complex, (ii) implementation, by means of expense limitation agreement, of additional reductions in net overall expenses for certain funds, and (iii) future net total operating expense reductions for taxable money funds as a group (excluding certain share classes) when aggregate assets of such group of funds exceed certain levels. In particular, the Board considered the actual expense reductions with respect to the Fund that resulted from CSIM and Schwab’s commitments set forth above. Based on this evaluation, and in consideration of the previously negotiated commitments made by CSIM and Schwab as discussed above, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefit from economies of scale.
In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the fund is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.
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Trustees and Officers
The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 108 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund's Statement of Additional Information, which is available free by calling 1-800-435-4000.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) and President, PIMCO Funds.	108	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	108	Director, Gilead Sciences, Inc. (2005 – present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	108	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	108	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	108	Director, KLA-Tencor Corporation (2008 – present)
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	108	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	108	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	108	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	108	Board Member and Chairman of the Audit Committee, Ionis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); and Director, Schwab Holdings, Inc. (May 2008 – present).	108	Director, The Charles Schwab Corporation (2008 – present)
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Interested Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).	108	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Senior Executive Vice President and Chief Financial Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (July 2015 – present); Executive Vice President and Chief Financial Officer of The Charles Schwab Corporation and Charles Schwab & Co., Inc. (May 2007 – July 2015); Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director, Executive Vice President and Chief Financial Officer, Schwab Holdings, Inc. (May 2007 – present).	108	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha, and Mr. Martinetto are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Glossary
144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
agency discount notes  Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.
asset-backed commercial paper  A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies.
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
collateralized mortgage obligation (CMO)  A type of security that is collateralized by pools of mortgages backed by government agencies or private issuers (non-agency). The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests, known as tranches. Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates.
commercial paper  Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
corporate note  An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings  Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk  The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity  See weighted average maturity.
effective yield  A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
exchange-traded fund (ETF)  An investment fund that tracks an index, a commodity or a basket of assets, and trades on an exchange.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
illiquid securities  Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest  Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
liquid assets Daily liquid assets  include (i) cash, (ii) direct obligations of the U.S. Government; or (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within one business day. Weekly liquid assets  include (i) cash; (ii) direct obligations of the U.S. Government; (iii) Government securities issued by a person controlled or supervised by and acting as an instrumentality of the Government of the United States pursuant to authority granted by the Congress of the United States, that are issued at a discount to the principal amount to be repaid at maturity and have a remaining maturity of 60 days or less; or (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within five business days.
A taxable money market fund may not acquire any security other than a “daily liquid asset” unless, immediately following such purchase, at least 10% of its total assets would be invested in daily liquid assets and no money market fund may acquire any security other than a “weekly liquid asset” unless, immediately following such purchase, at least 30% of its total assets would be invested in weekly liquid assets.
liquidity-enhanced security  The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity  The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
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municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
repurchase agreement  (also known as a “repo”) The sale of a security combined with a simultaneous agreement to repurchase it at a predetermined date and price.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
Tier 1, Tier 2  Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
variable rate demand obligations (VRDOs)  Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
weighted average life (WAL)  For money market mutual funds as per rule 2a-7, the weighted average life calculation takes into account either the final maturity date for each security held in the portfolio or, when relevant, the date of the next demand feature (when the fund is scheduled to receive payment of principal and interest after a demand). Money funds are required to maintain a weighted average life of no more than 120 days. Weighted average life for all Schwab money market funds is available in each fund’s monthly schedule of portfolio holdings at www.schwabfunds.com/prospectus and also available in each fund’s Form N-MFP on the SEC’s website at www.sec.gov immediately upon filing.
weighted average maturity (WAM)  For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.
35

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.
Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.csimfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.csimfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.
The Schwab Funds Family®
Stock Funds
Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™
Schwab Hedged Equity Fund™
Schwab Health Care Fund™
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund™
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund™
Schwab MarketTrack All Equity Portfolio™
Schwab MarketTrack Growth Portfolio™
Schwab MarketTrack Balanced Portfolio™
Schwab MarketTrack Conservative Portfolio™
Schwab Target Funds
Schwab Target Index Funds
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout
Bond Funds
Schwab Short-Term Bond Market Fund™
Schwab Intermediate-Term Bond Fund™
Schwab Total Bond Market Fund™
Schwab GNMA Fund™
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fund™
Schwab California Tax-Free Bond Fund™
Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Some are linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.
[1]	You could lose money by investing in a money market fund. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Effective October 14, 2016, all Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The money market fund's sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-800-435-4000
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2016 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR13602-20
00169732

Semiannual report dated June 30, 2016, enclosed.
Schwab Municipal Money Fund™
Schwab AMT Tax-Free Money Fund™

This wrapper is not part of the shareholder report.

Schwab Municipal Money Fund™
Schwab AMT Tax-Free Money Fund™
Semiannual Report
June 30, 2016

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

From the President
Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.
Dear Shareholder,
The six-month reporting period ended June 30, 2016, was marked by a modest rise in the yields of the Schwab Municipal Money Fund and the Schwab AMT Tax-Free Money Fund. Some money market fund yields got a lift after the Federal Reserve (Fed) hiked the federal funds rate in December 2015 for the first time in nearly a decade, and many economists anticipated that the Fed would follow with more increases in 2016. Instead, the Fed left rates unchanged in the face of slower-than-expected economic growth at home and unanticipated developments abroad, including the United Kingdom’s vote in late June to leave the European Union, also known as Brexit.
These events, combined with overall tight supply and steady demand, kept municipal bond yields from rising much above their historical lows during the reporting period. However, while money market fund yields may remain near these low levels for the immediate future, it’s important to remember that yield is only one facet of owning such investments. The Schwab Municipal Money Fund and the Schwab AMT Tax-Free Money Fund are designed to offer investors stability of capital and liquidity, and also seek to generate current income exempt from federal income tax. Employing extensive credit research and professional money management, we actively manage the funds to address these characteristics in different types of rate and market environments.
We have also added to our online resources to increase transparency and clarity for investors. Pursuant to new Securities and Exchange Commission (SEC) regulations governing the money market fund industry, our website now includes information on the daily and weekly liquid assets of the Schwab Money Funds, net inflows and outflows for the funds, and the current net asset value (NAV) and market-based NAV per share. These reporting changes and disclosure changes are intended to provide additional information. Furthermore, Charles Schwab Investment Management is well-positioned to be in compliance with other SEC regulations when they go into effect on October 14, 2016, and we will continue to offer a strong lineup of money market funds that appeal to both retail and institutional investors.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab Municipal Money Fund or the Schwab AMT Tax-Free Money Fund, please continue reading this report. In addition, you can find further details about these funds by visiting our website at www.csimfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,

The six-month reporting period ended June 30, 2016, was marked by a modest rise in the yields of the Schwab Municipal Money Fund and the Schwab AMT Tax-Free Money Fund.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund1

The Investment Environment
Over the six-month reporting period ended June 30, 2016, yields on municipal money market funds continued to reflect the low interest rate environment. When the Federal Reserve (Fed) first raised short-term interest rates in December 2015, the U.S. economy was showing signs of stability and Fed officials had expectations of four additional rate increases in 2016. However, with concerns about the global economy increasing amidst sharply fluctuating oil and commodity prices, falling U.S. corporate profits, and financial turmoil in China, the likelihood of future increases diminished. The Fed left the federal funds rate unchanged at meetings in January, March, April, and June, at which point one rate increase was expected by the end of the year.
However, the results of the United Kingdom (U.K.) referendum regarding membership in the European Union (EU), also known as Brexit, further complicated the expected pace of future short-term interest rate increases. In the week following the Fed’s June meeting, the U.K. unexpectedly voted to leave the EU, triggering a sharp selloff in global equity markets and increasing overall market volatility. Immediately after this decision was announced, the British pound depreciated by more than 7% and shares of many global banks fell, while longer-term Treasury yields dropped and U.K. and European bank credit spreads widened. This decision intensified global growth concerns at the end of the reporting period, and further decreased the likelihood of a short-term interest rate increase in 2016. As rate expectations fell, many investors became generally more willing to accept a lower yield on longer-term securities, resulting in a flatter yield curve.
During the six-month reporting period, oil prices continued to fluctuate in response to policy changes, currency movements, and other market events. These price variations created pressure in credit markets globally, and also negatively impacted the budgets of many states that produce large amounts of U.S. oil. Early in the reporting period, several states proposed measures to address budget shortfalls due to depressed oil prices, including cuts to government spending, dipping into emergency funds, and the introduction of new taxes. Though oil prices generally trended upward for much of the reporting period, elevated global growth concerns due to Brexit at the end of June caused oil prices to fall, serving as a reminder that any type of economic recovery was still uncertain.
Despite the increased volatility and uncertainty, the U.S. economy remained relatively strong and many municipalities benefitted from generally improving finances and credit conditions. Revenues from personal and corporate income and sales taxes grew, while the strength of the U.S. housing market provided a boost in property tax revenues. This increase in cash flows, however, also lessened the need for additional funding for many state and local governments, reducing the supply of available municipal securities.
The six-month reporting period ended June 30, 2016 was characterized by heightened uncertainty and volatility in markets across the globe. The Fed left short-term interest rates unchanged, contributing to the continued low yield environment, and questions remained surrounding overall global economic growth, especially in light of Brexit. Oil price fluctuations negatively affected many state budgets, while generally increasing tax revenues allowed many municipalities to issue less short-term debt, adding pressure to an already limited supply.
Management views may have changed since the report date.
2Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund

Fund Management
Kenneth Salinger, CFA, Vice President and Head of Tax-Exempt Strategies, leads the portfolio management team for Schwab’s national and state-specific tax-free bond funds and municipal money market funds. He also has overall responsibility for all aspects of the management of each of the tax-free bond funds. Prior to joining CSIM in 2008, Mr. Salinger was a senior portfolio manager at Wells Capital Management, working on a team that managed municipal bond assets. He worked at American Century Investments from 1992 to 2006, where he was a vice president and senior portfolio manager, responsible for daily management of a number of national and state specific municipal bond funds. Mr. Salinger has worked in fixed-income asset management since 1994.

Kevin Shaughnessy, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2000, Mr. Shaughnessy spent four years as a portfolio manager at Wells Capital Management, where he was responsible for managing the firm’s California municipal money fund assets, as well as short duration private client assets.

Cameron Ullyatt, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2008, Mr. Ullyatt was a vice president and portfolio manager at Oppenheimer Funds, where he was responsible for managing the firm’s municipal money fund assets. From 1999 to 2006, Mr. Ullyatt also worked as a credit analyst in Oppenheimer Funds’ municipal bond and money market departments.
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund3

Schwab Municipal Money Fund
The Schwab Municipal Money Fund (the fund) seeks the highest current income that is consistent with stability of capital and liquidity, and is exempt from federal income tax. To pursue its goal, the fund invests in municipal (muni) money market securities from states and muni agencies around the country, as well as from U.S. territories and possessions. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
The fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses for the six months ended June 30, 2016, to help the fund maintain a positive net yield. For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.
Market Highlights. During the six-month reporting period ended June 30, 2016, securities typically held by muni money market funds experienced steady demand. Supply remained limited in January and February, but increased sharply in March as stricter regulation resulted in the closure of several institutional municipal money market funds managed by competitors. These closures, combined with normal tax season outflows, contributed to excess inventory early in the reporting period. By late May, supply decreased and fluctuated in a range more consistent with historical averages. Rather than close funds in response to enhanced money market fund regulation, many fund companies decided instead to remediate institutional assets, driving overall municipal money market fund industry assets lower.
Over the reporting period, the changing likelihood of a short-term interest rate increase by the Federal Reserve added to market volatility. Early in the year, increased expectations of tighter monetary policy combined with asset remediation resulted in a steeper-than-normal yield curve. Heavy demand at the front of the curve kept shorter-term rates low, while light demand for securities with maturities out to 13 months caused these longer-term yields to rise. In the last weeks of the reporting period, concerns around the effects of Brexit resulted in a slight flattening of the curve as longer yields priced in a decreased likelihood of rate hikes in 2016. Meanwhile, many municipalities continued to issue less short-term debt. A relatively strong U.S. economy contributed to rising tax revenues and improving credit conditions, reducing the need for additional cash borrowings.
Reflecting this environment, the Securities Industry and Financial Markets Association Municipal Swap Index—a widely used benchmark for yields on floating-rate muni securities—ranged between approximately 0.01% and 0.43%, finishing the period near the top of this range.
Performance, Positioning, and Strategies. The investment adviser continued to focus on safety and high credit quality, while maintaining a longer weighted average maturity (WAM) than many of the fund’s peers for most of the reporting period. From the beginning of the year until mid-March, the fund’s WAM varied in the range of 30 to 36 days. With the probability increasing that the Fed would raise rates at least once in 2016, the fund’s WAM was intentionally shortened down to the 20-day range as the reporting period continued. However, with the likelihood of future rate hikes declining, combined with the rising overall supply of muni securities in June during the typical “note season,” the fund’s WAM was again extended and ended the reporting period at 30 days.
As of 6/30/16:
Portfolio Composition By Maturity[1]
% of investments
1-7 Days	78.8%
8-30 Days	3.5%
31-60 Days	7.9%
61-90 Days	1.8%
91-180 Days	2.6%
More than 180 Days	5.4%
Total	100.0%
Statistics
Weighted Average Maturity[2]	30 Days
Credit Quality Of Holdings[3] % of portfolio	100% Tier 1
Credit Enhanced Securities % of portfolio	51%

Portfolio Composition by Security Type[4]
% of investments
Variable Rate Demand Obligations	49.5%
Tender Option Bonds	18.9%
Commercial Paper	16.5%
Fixed Rate Notes	9.3%
Variable Rate Demand Preferred Shares	2.8%
Put Bonds	2.5%
Other	0.5%
Total	100.0%
Largest Holdings by State
% of Net Assets
Texas	14.3%
New York	11.1%
Florida	6.4%
Illinois	5.2%
Washington	4.6%
Management views and portfolio holdings may have changed since the report date.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Tier 1 securities are rated in the highest short-term rating category by two nationally recognized statistical rating organizations (NRSROs), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by CSIM pursuant to guidelines adopted by the Board of Trustees. Money market fund shares and U.S. government securities are also Tier 1 securities. The fund uses NRSRO credit ratings from Standard & Poor’s Financial Services LLC, Moody’s Investors Service, Fitch, Inc., and/or DBRS. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.
[4]	Portfolio Composition is calculated using the Par Value of Investments and excludes cash.
4Schwab Municipal Money Fund

Performance and Fund Facts as of 6/30/16
The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.csimfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab Municipal Money Fund
	Sweep Shares	Value Advantage Shares®	Select Shares®	Premier Shares[1]
Ticker Symbol	SWXXX	SWTXX	SWLXX	SWOXX
Minimum Initial Investment[2]	*	$25,000 [3]	$1,000,000	$3,000,000
Seven-Day Yield[4]	0.01%	0.03%	0.13%	0.23%
Seven-Day Yield–Without Contractual Expense Limitation[5]	-0.08%	-0.07%	-0.07%	-0.08%
Seven-Day Effective Yield[4]	0.01%	0.03%	0.13%	0.23%
Seven-Day Taxable Equivalent Effective Yield[4,6]	0.02%	0.05%	0.22%	0.41%
You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. Effective October 14, 2016, the fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Effective October 9, 2015, the share class name of the Institutional Shares of the Schwab Municipal Money Fund was changed to Premier Shares.
[2]	Please see prospectus for further detail and eligibility requirements.
[3]	Minimum initial investment for IRA and custodial accounts is $15,000. Municipal money funds are generally not appropriate investments for IRAs and other tax-deferred accounts. Please consult with your tax advisor about your situation.
[4]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit each share class’ total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for certain share classes of the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver, the fund’s yield would have been lower. For additional details, see financial note 5.
[5]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary yield waiver. The voluntary yield waiver added 0.12% to the seven-day yield of the Sweep Shares.
[6]	Taxable equivalent effective yield assumes a federal regular income tax rate of 43.40%, which includes a Medicare surcharge rate of 3.80%. Your tax rate may be different.
Schwab Municipal Money Fund5

Schwab AMT Tax-Free Money Fund
The Schwab AMT Tax-Free Money Fund (the fund) seeks the highest current income exempt from federal income tax that is consistent with stability of capital and liquidity. To pursue its goal, the fund invests in municipal (muni) money market securities from states and muni agencies around the country, as well as from U.S. territories and possessions. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
The fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses for the six months ended June 30, 2016, to help the fund maintain a positive net yield. For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.
Market Highlights. During the six-month reporting period ended June 30, 2016, securities typically held by muni money market funds experienced steady demand. Supply remained limited in January and February, but increased sharply in March as stricter regulation resulted in the closure of several institutional municipal money market funds managed by competitors. These closures, combined with normal tax season outflows, contributed to excess inventory early in the reporting period. By late May, supply decreased and fluctuated in a range more consistent with historical averages. Rather than close funds in response to enhanced money market fund regulation, many fund companies decided instead to remediate institutional assets, driving overall municipal money market fund industry assets lower.
Over the reporting period, the changing likelihood of a short-term interest rate increase by the Federal Reserve added to market volatility. Early in the year, increased expectations of tighter monetary policy combined with asset remediation resulted in a steeper-than-normal yield curve. Heavy demand at the front of the curve kept shorter-term rates low, while light demand for securities with maturities out to 13 months caused these longer-term yields to rise. In the last weeks of the reporting period, concerns around the effects of Brexit resulted in a slight flattening of the curve as longer yields priced in a decreased likelihood of rate hikes in 2016. Meanwhile, many municipalities continued to issue less short-term debt. A relatively strong U.S. economy contributed to rising tax revenues and improving credit conditions, reducing the need for additional cash borrowings.
Reflecting this environment, the Securities Industry and Financial Markets Association Municipal Swap Index—a widely used benchmark for yields on floating-rate muni securities—ranged between approximately 0.01% and 0.43%, finishing the period near the top of this range.
Performance, Positioning, and Strategies.  The investment adviser continued to focus on safety and high credit quality, while maintaining a longer weighted average maturity (WAM) than many of the fund’s peers for most of the reporting period. From the beginning of the year until mid-March, the fund’s WAM varied in the range of 31 to 39 days. With the probability increasing that the Fed would raise rates at least once in 2016, the fund’s WAM was intentionally shortened down to the 20-day range as the reporting period continued. However, with the likelihood of future rate hikes declining, combined with the rising overall supply of muni securities in June during the typical “note season,” the fund’s WAM was again extended and ended the reporting period at 29 days.
As of 6/30/16:
Portfolio Composition By Maturity[1]
% of investments
1-7 Days	76.0%
8-30 Days	2.4%
31-60 Days	11.6%
61-90 Days	3.8%
91-180 Days	1.6%
More than 180 Days	4.6%
Total	100.0%
Statistics
Weighted Average Maturity[2]	29 Days
Credit Quality Of Holdings[3] % of portfolio	100% Tier 1
Credit Enhanced Securities % of portfolio	40%

Portfolio Composition by Security Type[4]
% of investments
Variable Rate Demand Obligations	37.9%
Tender Option Bonds	27.8%
Commercial Paper	20.1%
Fixed Rate Notes	9.5%
Put Bonds	4.3%
Other	0.4%
Total	100.0%
Largest Holdings by State
% of Net Assets
Texas	13.1%
New York	10.9%
Illinois	8.8%
Alabama	7.8%
Florida	6.7%
Management views and portfolio holdings may have changed since the report date.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Tier 1 securities are rated in the highest short-term rating category by two nationally recognized statistical rating organizations (NRSROs), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by CSIM pursuant to guidelines adopted by the Board of Trustees. Money market fund shares and U.S. government securities are also Tier 1 securities. The fund uses NRSRO credit ratings from Standard & Poor’s Financial Services LLC, Moody’s Investors Service, Fitch, Inc., and/or DBRS. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.
[4]	Portfolio Composition is calculated using the Par Value of Investments and excludes cash.
6Schwab AMT Tax-Free Money Fund

Performance and Fund Facts as of 6/30/16
The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.csimfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab AMT Tax-Free Money Fund
	Sweep Shares	Value Advantage Shares®
Ticker Symbol	SWFXX	SWWXX
Minimum Initial Investment[1]	*	$25,000 [2]
Seven-Day Yield[3]	0.01%	0.03%
Seven-Day Yield–Without Contractual Expense Limitation[4]	-0.07%	-0.09%
Seven-Day Effective Yield[3]	0.01%	0.03%
Seven-Day Taxable Equivalent Effective Yield[3,5]	0.02%	0.05%
You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. Effective October 14, 2016, the fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	Minimum initial investment for IRA and custodial accounts is $15,000. Municipal money funds are generally not appropriate investments for IRAs and other tax-deferred accounts. Please consult with your tax advisor about your situation.
[3]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit each share class’ total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for certain share classes of the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver, the fund’s yield would have been lower. For additional details, see financial note 5.
[4]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary yield waiver. The voluntary yield waiver added 0.15% to the seven-day yield of the Sweep Shares.
[5]	Taxable equivalent effective yield assumes a federal regular income tax rate of 43.40%, which includes a Medicare surcharge rate of 3.80%. Your tax rate may be different.
Schwab AMT Tax-Free Money Fund7

Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2016 and held through June 30, 2016.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio[1] (Annualized)	Beginning Account Value at 1/1/16	Ending Account Value (Net of Expenses) at 6/30/16	Expenses Paid During Period[2] 1/1/16–6/30/16
Schwab Municipal Money Fund
Sweep Shares
Actual Return	0.26%	$1,000.00	$ 1,000.10	$ 1.29
Hypothetical 5% Return	0.26%	$1,000.00	$ 1,023.61	$ 1.31
Value Advantage Shares
Actual Return	0.26%	$1,000.00	$ 1,000.10	$ 1.29
Hypothetical 5% Return	0.26%	$1,000.00	$ 1,023.61	$ 1.31
Select Shares
Actual Return	0.22%	$1,000.00	$ 1,000.20	$1.09
Hypothetical 5% Return	0.22%	$1,000.00	$ 1,023.81	$ 1.11
Premier Shares[3]
Actual Return	0.17%	$1,000.00	$ 1,000.50	$ 0.85
Hypothetical 5% Return	0.17%	$1,000.00	$ 1,024.05	$0.86
Schwab AMT Tax-Free Money Fund
Sweep Shares
Actual Return	0.25%	$1,000.00	$ 1,000.10	$ 1.24
Hypothetical 5% Return	0.25%	$1,000.00	$1,023.66	$ 1.26
Value Advantage Shares
Actual Return	0.25%	$1,000.00	$ 1,000.10	$ 1.24
Hypothetical 5% Return	0.25%	$1,000.00	$1,023.66	$ 1.26

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days of the period, and divided by 366 days of the fiscal year.
[3]	Effective October 9, 2015, the share class name of the Institutional Shares of the Schwab Municipal Money Fund was changed to Premier Shares.
8Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund

Schwab Municipal Money Fund
Financial Statements
Financial Highlights
Sweep Shares	1/1/16– 6/30/16*	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12	1/1/11– 12/31/11
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	(0.00) [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	—	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Total distributions	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.01% [3]	0.03%	0.02%	0.01%	0.01%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.26% [4],[5]	0.08% [4]	0.09% [4]	0.15% [4]	0.22% [4]	0.29% [4]
Gross operating expenses	0.68% [5]	0.68%	0.68%	0.68%	0.68%	0.68%
Net investment income (loss)	0.01% [5]	0.01%	0.01%	0.01%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$10,072	$11,505	$11,405	$11,243	$11,721	$10,220

Value Advantage Shares	1/1/16– 6/30/16*	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12	1/1/11– 12/31/11
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	(0.00) [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	—	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Total distributions	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.01% [3]	0.03%	0.02%	0.01%	0.01%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.26% [4],[5]	0.08% [4]	0.09% [4]	0.16% [4]	0.22% [4]	0.30% [4]
Gross operating expenses	0.55% [5]	0.55%	0.55%	0.55%	0.55%	0.55%
Net investment income (loss)	0.01% [5]	0.01%	0.01%	0.01%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$491	$548	$621	$717	$815	$918
*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Not annualized.
4
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 5)
5
Annualized.
See financial notes    9

Schwab Municipal Money Fund
Financial Highlights continued
Select Shares	1/1/16– 6/30/16*	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12	1/1/11– 12/31/11
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	(0.00) [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	—	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Total distributions	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.02% [3]	0.03%	0.02%	0.01%	0.01%	0.02%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.22% [4],[5]	0.08% [4]	0.09% [4]	0.16% [4]	0.22% [4]	0.29% [4]
Gross operating expenses	0.55% [5]	0.55%	0.55%	0.55%	0.55%	0.55%
Net investment income (loss)	0.05% [5]	0.01%	0.01%	0.01%	0.01%	0.01%
Net asset, end of period (x 1,000,000)	$275	$311	$365	$403	$467	$517

Premier Shares	1/1/16– 6/30/16*	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12	1/1/11– 12/31/11
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	(0.00) [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	—	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Total distributions	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.05% [3]	0.03%	0.02%	0.01%	0.01%	0.07%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.17% [4],[5]	0.08% [4]	0.09% [4]	0.16% [4]	0.22% [4]	0.24% [4]
Gross operating expenses	0.55% [5]	0.55%	0.55%	0.55%	0.55%	0.55%
Net investment income (loss)	0.10% [5]	0.01%	0.01%	0.01%	0.01%	0.07%
Net assets, end of period (x 1,000,000)	$762	$823	$1,037	$1,161	$1,389	$2,080
*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Not annualized.
4
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 5)
5
Annualized.
10    See financial notes

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2016 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available immediately upon filing. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund's website at www.csimfunds.com/schwabfunds_prospectus along with a link to the fund's Form N-MFP filings on the SEC's website.
For fixed-rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
25.7%	Fixed-Rate Municipal Securities	2,980,316,006	2,980,316,006
76.0%	Variable-Rate Municipal Securities	8,817,528,283	8,817,528,283
101.7%	Total Investments	11,797,844,289	11,797,844,289
(1.7%)	Other Assets and Liabilities, Net		(197,631,617)
100.0%	Net Assets		11,600,212,672

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Municipal Securities 25.7% of net assets
Alabama 0.7%
Huntsville Healthcare Auth
CP		0.50%		07/08/16	22,500,000	22,500,000
CP		0.49%		08/01/16	10,000,000	10,000,000
CP		0.47%		08/09/16	27,500,000	27,500,000
CP		0.49%		08/15/16	19,000,000	19,000,000
						79,000,000
Arizona 0.1%
Phoenix Civic Improvement Corp
Airport CP Series 2014A2&B2 (LOC: BARCLAYS BANK PLC)		0.48%		07/11/16	15,000,000	15,000,000
California 3.4%
California Health Facilities Financing Auth
RB (Kaiser Permanente) Series 2006E		0.27%		09/07/16	7,500,000	7,500,000
California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2004E		0.25%		08/16/16	23,000,000	22,988,458
RB (Kaiser Permanente) Series 2004I		0.48%		07/20/16	5,300,000	5,300,000
RB (Kaiser Permanente) Series 2004I		0.50%		08/01/16	11,000,000	11,000,000
RB (Kaiser Permanente) Series 2004I		0.25%		08/02/16	16,700,000	16,696,752
RB (Kaiser Permanente) Series 2004I		0.25%		08/03/16	7,000,000	7,000,000
RB (Kaiser Permanente) Series 2004K		0.25%		08/02/16	1,400,000	1,400,000
RB (Kaiser Permanente) Series 2004K		0.58%		10/04/16	18,000,000	18,000,000
RB (Kaiser Permanente) Series 2006D		0.25%		08/04/16	20,500,000	20,493,130
RB (Kaiser Permanente) Series 2006D		0.27%		09/08/16	23,000,000	23,000,000
RB (Kaiser Permanente) Series 2008B		0.58%		10/05/16	15,000,000	15,000,000
RB (Kaiser Permanente) Series 2008C		0.50%		08/25/16	10,000,000	10,000,000
RB (Kaiser Permanente) Series 2008C		0.52%		09/15/16	2,700,000	2,700,000
See financial notes    11

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RB (Kaiser Permanente) Series 2008C		0.56%		10/11/16	14,200,000	14,200,000
RB (Kaiser Permanente) Series 2009B3		0.48%		07/07/16	9,000,000	9,000,000
RB (Kaiser Permanente) Series 2009B3		0.58%		10/05/16	23,500,000	23,500,000
RB (Kaiser Permanente) Series 2009B5		0.25%		08/04/16	2,000,000	2,000,000
RB (Kaiser Permanente) Series 2009B6		0.25%		08/08/16	31,000,000	31,000,000
RB (Kaiser Permanente) Series 2009B6		0.58%		10/13/16	2,050,000	2,050,000
East Bay Municipal Utility District
CP Notes Series A1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.48%		09/06/16	28,000,000	28,000,000
CP Notes Series A2 (LIQ: BANK OF AMERICA NA)		0.49%		09/08/16	20,000,000	20,000,000
Los Angeles
TRAN Series 2016 A	b	3.00%		06/29/17	52,000,000	53,171,560
Los Angeles Cnty Capital Asset Leasing Corp
Lease Revenue CP Notes Series A (LOC: BANK OF THE WEST)		0.52%		08/18/16	1,100,000	1,100,000
Los Angeles Dept of Water & Power
Power System RB Series 2008A-2		5.00%		07/01/16	515,000	515,000
Los Angeles Harbor Dept
Refunding RB Series 2006B		5.00%		08/01/16	1,500,000	1,505,900
Port of Oakland
CP Notes Series D (LOC: JPMORGAN CHASE BANK NA)		0.44%		07/19/16	20,000,000	20,000,000
San Diego Cnty Water Auth
CP Series 8 (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.48%		07/12/16	10,000,000	10,000,000
San Francisco Airport Commission
Sub CP Series B4 (LOC: WELLS FARGO BANK NA)		0.53%		09/30/16	20,000,000	20,000,000
						397,120,800
Connecticut 0.1%
Connecticut Health & Educational Facilities Auth
RB (Yale-New Haven Hospital) Series J1 (ESCROW)		5.00%		07/01/16	12,485,000	12,485,000
Connecticut HFA
Housing Mortgage RB Series 2012A		1.30%		11/15/16	100,000	100,291
						12,585,291
Delaware 0.1%
Delaware Health Facilities Auth
RB (Christiana Care Health Services) Series 2010C		0.45%		07/11/16	14,000,000	14,000,000
Florida 1.8%
Broward Cnty SD
COP Series 2006A (ESCROW)		5.00%		07/01/16	30,130,000	30,130,000
Florida
Dept of Management Services Refunding COP Series 2015A		5.00%		08/01/16	5,130,000	5,149,844
Right-of-Way Acquisition & Bridge Construction Refunding Bonds Series 2009B		5.00%		07/01/16	500,000	500,000
Florida Hurricane Catastrophe Fund Finance Corp
RB Series 2010A (ESCROW)		5.00%		07/01/16	8,920,000	8,920,000
Greater Orlando Aviation Auth
Sub Refunding RB Series 2016	b	1.00%		10/01/16	14,165,000	14,181,006
Jacksonville
CP Notes Series A (LOC: BARCLAYS BANK PLC)		0.47%		08/02/16	32,410,000	32,410,000
Health Care Refunding RB (Mayo Clinic) Series 2016		0.51%		08/03/16	20,000,000	20,000,000
12    See financial notes

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
JEA
Electric System RB Series 2008C3 (LIQ: ROYAL BANK OF CANADA)		0.44%		08/03/16	10,000,000	10,000,000
Electric System RB Series Three 2014A		3.00%		10/01/16	650,000	654,155
Electric System Sub RB Series 2012A		5.00%		10/01/16	100,000	101,148
Kissimmee Utility Auth
CP Notes Series B (LIQ: JPMORGAN CHASE BANK NA)		0.52%		07/05/16	5,250,000	5,250,000
CP Notes Series B (LIQ: JPMORGAN CHASE BANK NA)		0.44%		07/06/16	24,750,000	24,750,000
Miami-Dade Cnty
Water & Sewer System CP Notes Series A1 (LOC: BARCLAYS BANK PLC)		0.47%		07/06/16	6,500,000	6,500,000
Orlando Utilities Commission
Utility System Refunding RB Series 2006		5.00%		10/01/16	130,000	131,449
Sunshine State Governmental Financing Commission
CP Series H (LIQ: JPMORGAN CHASE BANK NA)		0.60%		08/11/16	13,000,000	13,000,000
CP Series H (LIQ: JPMORGAN CHASE BANK NA)	c	0.55%		09/07/16	41,808,000	41,808,000
						213,485,602
Georgia 0.1%
Atlanta Airport
2nd Lien PFC & 3rd Lien CP Series D3 (LOC: BANK OF AMERICA NA)		0.22%		08/01/16	2,223,000	2,223,000
2nd Lien PFC & 3rd Lien CP Series D4 (LOC: BANK OF AMERICA NA)		0.24%		08/01/16	2,094,000	2,094,000
2nd Lien PFC & 3rd Lien CP Series E1-E4 (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.24%		08/01/16	7,094,000	7,094,000
3rd Lien Airport CP Series D2 (LOC: BANK OF AMERICA NA)		0.24%		08/01/16	460,000	460,000
Georgia
GO Bonds Series 2008B		5.00%		07/01/16	200,000	200,000
GO Refunding Bonds Series 2009I		5.00%		07/01/16	100,000	100,000
GO Refunding Bonds Series 2011E-2		4.00%		09/01/16	425,000	427,507
						12,598,507
Hawaii 0.0%
Hawaii
GO Refunding Bonds Series 2013EK		3.00%		08/01/16	1,150,000	1,152,503
Honolulu Board of Water Supply
Water System RB Series 2006B (ESCROW)		5.25%		07/01/16	1,250,000	1,250,000
						2,402,503
Idaho 0.7%
Idaho
TAN Series 2016	b	2.00%		06/30/17	80,000,000	81,013,600
Idaho Health Facilities Auth
Refunding & RB (Trinity Health) Series 2008B (ESCROW)		5.25%		12/01/16	175,000	178,494
						81,192,094
Illinois 0.4%
Illinois Finance Auth
Pooled Program CP (LOC: NORTHERN TRUST COMPANY (THE))		0.46%		08/02/16	25,065,000	25,065,000
Pooled Program CP (LOC: NORTHERN TRUST COMPANY (THE))		0.46%		08/03/16	13,655,000	13,655,000
Refunding RB (Univ of Chicago Medical Center) Series 2009A		5.00%		08/15/16	2,210,000	2,222,187
See financial notes    13

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Illinois Toll Highway Auth
Sr Priority RB Series 2006A1 (ESCROW)		5.00%		07/01/16	5,615,000	5,615,000
						46,557,187
Indiana 0.1%
Carmel Industrial Redevelopment Auth
Lease Rental RB Series 2006 (ESCROW)		5.00%		07/01/16	2,000,000	2,000,000
Indiana Health & Educational Facility Financing Auth
RB (Ascension Health) Series 2006B-8		4.10%		11/03/16	7,355,000	7,444,425
						9,444,425
Kansas 0.0%
Kansas Department of Transportation
Highway Refunding RB Series 2009A		5.00%		09/01/16	4,870,000	4,907,009
Louisiana 0.1%
Ascension Parish
CP (BASF Corp) Series 1999		0.55%		07/15/16	10,000,000	10,000,000
Massachusetts 1.2%
Brockton
BAN Series 2016		2.00%		06/30/17	3,300,000	3,338,175
Easton
GO BAN		1.50%		08/19/16	2,000,000	2,003,104
GO BAN		2.00%		08/19/16	1,500,000	1,503,261
Haverhill
GO BAN		2.00%		09/01/16	4,000,000	4,011,035
Holbrook
BAN 2016		2.00%		06/02/17	3,000,000	3,032,871
Marshfield
GO BAN		2.00%		07/29/16	11,397,000	11,411,513
Massachusetts
GO Bonds Series 2008A		5.00%		08/01/16	250,000	250,973
GO Refunding Bonds Series 2004B		5.25%		08/01/16	100,000	100,410
Massachusetts Bay Transportation Auth
Sales Tax CP Series B (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.46%		08/03/16	25,345,000	25,345,000
Sales Tax CP Series B (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.46%		08/05/16	12,180,000	12,180,000
Sr Sales Tax Bonds Series 2004C		5.50%		07/01/16	150,000	150,000
Massachusetts Bay Transportation Auth Sales Tax Program
CP Sales Tax BAN Series A (LIQ: US BANK NATIONAL ASSOCIATION)		0.46%		07/05/16	19,775,000	19,775,000
Massachusetts Health & Educational Facilities Auth
RB (Partners HealthCare) Series 2008H2		0.46%		08/02/16	5,000,000	5,000,000
RB (Partners Healthcare) Series 2010J2		4.00%		07/01/16	100,000	100,000
Massachusetts School Building Auth
CP Notes Series C (LOC: BARCLAYS BANK PLC)		0.45%		07/05/16	3,700,000	3,700,000
CP Notes Series C (LOC: BARCLAYS BANK PLC)		0.47%		08/04/16	3,200,000	3,200,000
Millis
GO BAN		2.00%		08/01/16	1,800,000	1,802,426
Newburyport
GO BAN		2.00%		09/30/16	1,000,000	1,003,985
14    See financial notes

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Plymouth
GO BAN Series 2016		2.00%		05/04/17	8,000,000	8,083,437
Salisbury
GO BAN		2.00%		09/15/16	3,260,000	3,271,291
Somerville
BAN 2016A		1.25%		10/14/16	10,000,000	10,020,333
Stoughton
BAN Series 2016		2.00%		06/30/17	3,449,000	3,491,650
Westborough
GO BAN		2.00%		08/12/16	2,820,000	2,825,385
Worcester
GO BAN Series 2016A		1.50%		12/21/16	10,500,000	10,544,459
						136,144,308
Michigan 0.1%
University of Michigan
CP Notes Series K-1		0.45%		08/02/16	6,330,000	6,330,000
CP Notes Series K-1		0.48%		09/01/16	7,000,000	7,000,000
						13,330,000
Minnesota 0.5%
Rochester
Health Care Facilities RB (Mayo Clinic) Series 2000C (LIQ: WELLS FARGO BANK NA)		0.46%		08/04/16	8,550,000	8,550,000
Health Care Facilities RB (Mayo Clinic) Series 2014		0.46%		08/04/16	45,000,000	45,000,000
						53,550,000
Mississippi 0.0%
Mississippi Housing Finance Corp
S/F Mortgage Purchase RB Series 1984 (ESCROW)		0.51%		09/15/16	1,000,000	998,946
Missouri 0.1%
St Louis
TRAN 2016	b	2.00%		06/01/17	9,500,000	9,602,125
Nevada 0.3%
Las Vegas Valley Water District
LT GO CP Series 2004A (LIQ: JPMORGAN CHASE BANK NA)		0.46%		07/01/16	455,000	455,000
LT GO CP Series 2004A (LIQ: JPMORGAN CHASE BANK NA)		0.44%		07/05/16	24,200,000	24,200,000
LT GO CP Series 2004A (LIQ: JPMORGAN CHASE BANK NA)		0.46%		08/04/16	15,100,000	15,100,000
						39,755,000
New Jersey 1.6%
Brick Township Municipal Utilities Auth
Project Bonds Series 2016A		2.00%		12/01/16	10,000,000	10,055,913
Burlington Cnty Bridge Commission
Lease RB Series 2016B		2.00%		04/26/17	7,500,000	7,571,896
Edison Township
BAN		2.00%		02/10/17	22,067,129	22,258,398
Hamilton Township
BAN 2016		2.00%		06/08/17	11,000,000	11,127,846
Hoboken
BAN Series 2016A		2.25%		03/14/17	33,828,443	34,247,648
See financial notes    15

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Hudson Cnty Improvement Auth
Cnty-Guaranteed Pooled Notes Series 2015X1A		2.00%		07/06/16	1,862,000	1,862,380
Cnty-Guaranteed Pooled Notes Series 2015Y1		1.75%		11/11/16	1,951,000	1,959,822
Livingston Township
BAN Series 2016		2.00%		01/11/17	1,200,000	1,207,890
BAN Series 2016		2.00%		03/23/17	6,500,000	6,555,224
Margate City
BAN Series 2015		2.00%		07/19/16	1,360,000	1,360,965
Nutley
BAN		2.50%		12/22/16	2,470,000	2,490,912
Ocean City
BAN Series 2015A		2.00%		12/02/16	2,250,000	2,263,167
BAN Series 2016B		2.00%		06/15/17	10,000,000	10,109,973
Robbinsville
BAN		1.50%		07/29/16	5,158,357	5,162,789
Rutgers State Univ
CP Series A&B (LIQ: WELLS FARGO BANK NA)		0.50%		07/12/16	5,900,000	5,900,000
Sea Isle City
BAN Series 2015A		2.00%		07/21/16	7,000,000	7,005,745
Stafford Township
BAN Series 2016A		2.00%		05/11/17	14,698,000	14,843,429
West Milford
BAN		1.50%		09/23/16	3,000,000	3,006,920
West Windsor Township
BAN		1.50%		11/10/16	2,180,000	2,188,254
Woodbridge
BAN		1.50%		08/19/16	29,000,000	29,045,193
Woodland Park
GO BAN Series 2016		2.00%		06/02/17	3,590,705	3,627,728
						183,852,092
New York 4.4%
Amherst Central SD
BAN Series 2016		2.00%		06/22/17	9,000,000	9,102,704
Bedford CSD
BAN 2015		1.00%		07/15/16	11,200,000	11,201,992
Clarence CSD
BAN Series 2016	b	2.00%		07/13/17	9,000,000	9,112,230
Clinton Cnty
BAN Series 2016B		2.00%		06/09/17	11,000,000	11,109,562
Corning City SD
BAN Series 2016		2.00%		06/22/17	7,875,000	7,964,098
Fairpoint CSD
BAN Series 2016	b	1.95%		07/14/17	4,000,000	4,046,000
Grand Island
BAN		1.50%		10/13/16	5,520,000	5,537,677
Grand Island CSD
BAN 2016		2.00%		12/02/16	1,000,000	1,005,655
Homer CSD
BAN 2015		2.00%		07/15/16	7,500,000	7,504,137
BAN 2016	b	2.00%		06/30/17	4,000,000	4,047,960
Irondequoit
BAN		2.00%		04/21/17	4,000,000	4,035,538
Islip
BAN 2016		1.50%		11/29/16	7,000,000	7,027,753
16    See financial notes

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Kingston SD
BAN 2016		2.00%		06/15/17	4,000,000	4,043,984
Metropolitan Transportation Auth
BAN Series 2016		2.00%		06/01/17	10,000,000	10,120,223
BAN Series 2016A-1B		2.00%		03/01/17	50,000,000	50,464,762
BAN Series 2016A-1H		2.00%		03/01/17	5,000,000	5,044,797
BAN Series 2016A-2		2.00%		06/01/17	18,000,000	18,216,402
BAN Series 2016A-2D		2.00%		06/01/17	84,000,000	85,056,088
BAN Series 2016A-2G		2.00%		06/01/17	20,000,000	20,240,447
Revenue BAN Series 2015B1f		0.50%		08/01/16	18,000,000	18,000,000
Revenue BAN Series 2016A1e		2.00%		10/01/16	10,000,000	10,034,796
State Service Contract Refunding Bonds Series 2002A		5.75%		07/01/16	1,760,000	1,760,000
Transportation Refunding RB Series 2012F		5.00%		11/15/16	4,400,000	4,475,900
Transportation Revenue BANs 2016A2C		2.00%		02/01/17	27,500,000	27,714,042
Middle Cnty CSD
BAN		1.50%		08/26/16	2,000,000	2,003,575
Middletown City SD
BAN Series 2016A	b	2.00%		06/22/17	8,000,000	8,092,560
Miller Place UFSD
TAN Series 2016	b	2.00%		06/27/17	8,000,000	8,089,200
New York City
GO Bonds Fiscal 2003 Series C-A		4.00%		08/01/16	735,000	737,233
GO Bonds Fiscal 2003 Series C-A		5.00%		08/01/16	250,000	250,951
GO Bonds Fiscal 2006 Series G		5.25%		08/01/16	500,000	502,056
GO Bonds Fiscal 2009 Series C		5.25%		08/01/16	225,000	225,935
GO Bonds Fiscal 2010 Series B		4.00%		08/01/16	200,000	200,601
GO Bonds Fiscal 2011 Series B		4.00%		08/01/16	300,000	300,916
GO Bonds Fiscal 2011 Series B		5.00%		08/01/16	200,000	200,756
GO Bonds Fiscal 2012 Series B		4.00%		08/01/16	250,000	250,767
GO Bonds Fiscal 2012 Series I		5.00%		08/01/16	1,000,000	1,003,873
GO Bonds Fiscal 2013 Series D		5.00%		08/01/16	200,000	200,780
GO Bonds Fiscal 2013 Series I		3.00%		08/01/16	675,000	676,530
GO Bonds Fiscal 2014 Series E		5.00%		08/01/16	1,200,000	1,204,510
GO Bonds Fiscal 2014 Series G		5.00%		08/01/16	975,000	978,821
GO Bonds Fiscal Series 2013C		4.00%		08/01/16	7,555,000	7,577,744
New York City Municipal Water Finance Auth
CP Series 1		0.45%		08/02/16	40,000,000	40,000,000
New York City Transitional Finance Auth
Building Aid RB Fiscal 2012 Series S1A		5.00%		07/15/16	150,000	150,265
Future Tax Secured Sub RB Fiscal 2013 Series A1		4.00%		08/01/16	150,000	150,462
Future Tax Secured Sub RB Fiscal 2015 Series A1		4.00%		08/01/16	300,000	300,907
Recovery Bonds Fiscal 2003 Series 3B1		4.00%		11/01/16	120,000	121,428
New York State Dormitory Auth
Consolidated Service Contract Refunding RB Series 2009A		5.00%		07/01/16	1,060,000	1,060,000
Mental Health Services Facilities RB Series 2008D		5.00%		08/15/16	300,000	301,702
RB (NYU) Series 2009A		5.00%		07/01/16	250,000	250,000
New York State Power Auth
CP Series 1&2		0.45%		07/18/16	28,378,000	28,378,000
CP Series 1&2		0.44%		08/04/16	17,447,000	17,447,000
CP Series 1&2		0.47%		08/09/16	3,400,000	3,400,000
See financial notes    17

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Rochester
BAN Series 2016I		2.00%		03/14/17	3,140,000	3,173,214
Three Village CSD
BAN 2015		1.75%		08/26/16	7,300,000	7,312,832
BAN 2015		2.00%		08/26/16	9,150,000	9,168,735
Tonawanda
BAN 2015		2.00%		09/01/16	10,000,000	10,026,465
Victor CSD
BAN Series 2015A		1.75%		07/07/16	5,000,000	5,001,167
Wappingers CSD
BAN Series 2016A		1.50%		12/15/16	16,215,000	16,279,871
						511,885,603
North Carolina 0.0%
North Carolina
Limited Obligation Refunding Bonds Series 2011B		5.00%		11/01/16	375,000	380,767
Ohio 0.2%
Ohio
GO Bonds 2013B		5.00%		08/01/16	150,000	150,584
GO Bonds Series 2008A		5.00%		09/01/16	250,000	251,925
GO Refunding Bonds Series 2009C		5.00%		08/01/16	650,000	652,465
GO Refunding Bonds Series 2010A		4.00%		08/01/16	250,000	250,741
GO Refunding Bonds Series 2010A		5.00%		09/15/16	200,000	201,856
GO Refunding Bonds Series 2010C		5.00%		08/01/16	730,000	732,814
GO Refunding Bonds Series 2010C		5.00%		09/01/16	100,000	100,755
GO Refunding Bonds Series 2011B		4.00%		08/01/16	230,000	230,665
GO Refunding Bonds Series 2012B		5.00%		08/01/16	150,000	150,562
Ohio Higher Educational Facility Commission
Hospital RB (Cleveland Clinic) Series 2008B6		0.52%		07/05/16	20,000,000	20,000,000
						22,722,367
Oregon 0.0%
Oregon
GO Bonds Series 2007A		4.50%		08/01/16	150,000	150,510
Pennsylvania 0.1%
Monroeville Finance Auth
Refunding RB (Univ of Pittsburgh Medical Center) Series 2013B		4.00%		07/01/16	150,000	150,000
Pennsylvania
GO Bonds Second Series 2007A		5.00%		08/01/16	200,000	200,792
GO Bonds Second Series 2013		5.00%		10/15/16	400,000	405,240
GO Refunding Bonds First Series 2009		5.00%		07/01/16	900,000	900,000
GO Refunding Bonds First Series 2015		5.00%		08/15/16	370,000	372,112
GO Refunding Bonds Third Series 2004		5.38%		07/01/16	160,000	160,000
Pennsylvania Economic Development Financing Auth
Unemployment Compensation RB Series 2012A		5.00%		07/01/16	1,950,000	1,950,000
Univ of Pittsburgh
Univ Bonds Series 2009B		4.00%		09/15/16	100,000	100,744
Univ Bonds Series 2014B1&B2		0.50%		08/16/16	3,350,000	3,350,000
						7,588,888
18    See financial notes

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
South Carolina 0.7%
Rock Hill SD #3
GO BANs Series 2015		2.00%		09/30/16	30,000,000	30,124,483
South Carolina Public Service Auth
CP Series A (LIQ: JPMORGAN CHASE BANK NA)		0.46%		08/02/16	6,896,000	6,896,000
CP Series E (LIQ: TD BANK NA)		0.47%		07/18/16	19,000,000	19,000,000
Sumter Cnty
BAN		2.00%		09/30/16	20,250,000	20,330,728
						76,351,211
Tennessee 1.1%
Memphis
GO CP Series A (LIQ: MIZUHO BANK LTD)		0.46%		07/06/16	29,300,000	29,300,000
Metro Government of Nashville & Davidson Cnty
GO CP Series A1 (LIQ: MIZUHO BANK LTD)		0.46%		08/02/16	12,500,000	12,500,000
GO CP Series A1 (LIQ: MIZUHO BANK LTD)		0.46%		08/04/16	13,500,000	13,500,000
GO CP Series A2 (LIQ: MIZUHO BANK LTD)		0.47%		08/04/16	15,000,000	15,000,000
GO CP Series A2 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.51%		07/06/16	10,000,000	10,000,000
GO CP Series A2 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.51%		07/07/16	18,900,000	18,900,000
GO CP Series A2 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.57%		07/07/16	7,000,000	7,000,000
GO CP Series A2 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.47%		08/01/16	10,000,000	10,000,000
Metro Government of Nashville & Davidson Cnty Water & Sewer System
Water & Sewer Revenue CP Series A (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.49%		08/17/16	15,000,000	15,000,000
						131,200,000
Texas 5.0%
Austin
Combined Utility Systems CP Series A (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.44%		07/05/16	10,000,000	10,000,000
Austin ISD
CP Series A (LIQ: MIZUHO BANK LTD)		0.44%		07/01/16	7,000,000	7,000,000
CP Series A (LIQ: MIZUHO BANK LTD)		0.52%		07/05/16	10,000,000	9,999,964
CP Series A (LIQ: MIZUHO BANK LTD)		0.50%		07/06/16	10,000,000	9,999,930
CP Series A (LIQ: MIZUHO BANK LTD)		0.45%		07/08/16	15,000,000	15,000,000
CP Series A (LIQ: MIZUHO BANK LTD)		0.48%		08/22/16	10,000,000	10,000,000
CP Series A (LIQ: MIZUHO BANK LTD)		0.48%		08/23/16	10,000,000	10,000,000
ULT GO Refunding Bonds Series 1998 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/16	600,000	602,341
ULT GO Refunding Bonds Series 2006 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.25%		08/01/16	2,200,000	2,208,897
ULT GO Refunding Bonds Series 2011 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.00%		08/01/16	100,000	100,217
Bremond ISD
ULT GO Refunding Bonds Series 2016 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.00%		08/15/16	115,000	115,332
Crowley ISD
ULT GO Refunding Bonds Series 2016B (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		2.00%		08/01/16	1,615,000	1,617,003
See financial notes    19

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Dallas
Water & Sewer CP Series E (LIQ: JPMORGAN CHASE BANK NA)		0.44%		07/01/16	25,765,000	25,765,000
Water & Sewer CP Series E (LIQ: JPMORGAN CHASE BANK NA)		0.45%		07/01/16	5,960,000	5,960,000
Water & Sewer Refunding RB Series 2007		5.00%		10/01/16	195,000	197,191
Waterworks & Sewer System CP Series D1 (LIQ: STATE STREET BANK AND TRUST COMPANY)		0.44%		07/01/16	11,002,000	11,002,000
Dallas ISD
ULT GO Bonds Series 2008 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.25%		02/15/17	400,000	411,338
Decatur ISD
ULT GO Refunding Bonds Series 2013 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		08/15/16	150,000	150,665
Denton ISD
ULT GO & Refunding Bonds Series 2001 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/16	150,000	150,846
Eagle Mountain-Saginaw ISD
ULT GO Bonds Series 2007 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.25%		08/15/16	750,000	753,511
Eanes ISD
ULT GO Refunding Bonds Series 2006 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/16	425,000	426,630
El Paso ISD
ULT GO Refunding Bonds Series 2013 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		2.00%		08/15/16	235,000	235,445
Fort Bend ISD
ULT GO & Refunding Bonds Series 2008 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/16	125,000	125,704
ULT GO & Refunding Bonds Series 2010 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/16	465,000	467,590
Frisco ISD
ULT GO Refunding Bonds Series 2016 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		08/15/16	125,000	125,542
Garland
Electric Utility System CP Series 2014 (LOC: WELLS FARGO BANK NA)		0.43%		07/07/16	15,000,000	15,000,000
Harlandale ISD
ULT GO Bonds Series 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		2.00%		08/15/16	370,000	370,709
Harlingen Consolidated ISD
ULT GO Refunding Bonds Series 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.00%		08/15/16	1,320,000	1,324,298
Harris Cnty Cultural Education Facilities Finance Corp
Hospital RB (Memorial Herman) Series 2016B-2		0.46%		08/04/16	5,000,000	5,000,000
Hospital RB (Memorial Hermann) Series 2016B-1		0.43%		07/08/16	5,000,000	5,000,000
Refunding RB (Methodist Hospital) Series 2009C1		0.57%		07/07/16	14,000,000	14,000,000
Refunding RB (Methodist Hospital) Series 2009C1	c	0.54%		07/19/16	81,500,000	81,500,000
Refunding RB (Methodist Hospital) Series 2009C1		0.54%		08/03/16	32,000,000	32,000,000
Refunding RB (Methodist Hospital) Series 2009C2		0.57%		07/07/16	27,480,000	27,480,000
Houston
TRAN series 2016	b	2.00%		06/30/17	35,500,000	35,966,825
Houston Airport System
Sr Lien CP Series A&B (LOC: ROYAL BANK OF CANADA)		0.52%		07/21/16	15,000,000	15,000,000
Houston ISD
LT GO Refunding Bonds Series 2006A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/16	1,600,000	1,608,865
20    See financial notes

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Leander ISD
ULT GO Refunding Bonds Series 2014D (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		0.40%		08/15/16	120,000	119,941
ULT Refunding Bonds Series 2011 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		08/15/16	150,000	150,654
Lewisville ISD
ULT GO Bonds Series 2011 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		2.50%		08/15/16	100,000	100,257
ULT GO Refunding Bonds Series 2006 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.25%		08/15/16	470,000	472,135
ULT Refunding Bonds Series 2006 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/16	250,000	251,419
Lubbock ISD
ULT GO School Bldg Bonds Series 2012A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/17	100,000	102,614
Magnolia ISD
ULT GO & Refunding Bonds Series 2007 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/16	200,000	201,134
Manor ISD
ULT GO Bonds Series 2011 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		08/01/16	200,000	200,611
Mesquite ISD
ULT Refunding Bonds Series 2014B (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/16	110,000	110,605
North East ISD
ULT GO & Refunding Bonds Series 2012 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/16	110,000	110,428
ULT GO Bonds Series 2013 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.00%		08/01/16	150,000	150,330
Northside ISD
ULT GO Bonds Series 2007 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		08/15/16	100,000	100,444
Pasadena ISD
ULT Refunding Bonds Series 2008 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/17	125,000	128,309
Port of Port Arthur Navigation District
RB (BASF Corp) Series 2000A		0.54%		07/15/16	15,000,000	15,000,000
Rio Grande City Consolidated ISD
ULT GO Refunding Bonds Series 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		2.00%		08/15/16	100,000	100,196
ULT Refunding Bonds Series 2015B (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		2.00%		08/15/16	200,000	200,381
Rockwall ISD
ULT Refunding Bonds Series 2015A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		0.61%		02/15/17	4,035,000	4,019,794
Round Rock ISD
ULT GO Bonds Series 2007 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/16	125,000	125,485
Royal ISD
ULT GO Refunding Bonds Series 2016 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		08/15/16	105,000	105,447
San Antonio
Electric & Gas Systems CP Series A (LIQ: JPMORGAN CHASE BANK NA)		0.52%		07/07/16	11,540,000	11,540,000
Electric & Gas Systems CP Series A (LIQ: JPMORGAN CHASE BANK NA)		0.47%		08/04/16	21,460,000	21,460,000
Water System CP Series A (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.47%		08/03/16	20,655,000	20,655,000
See financial notes    21

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Water System CP Series A (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.47%		08/04/16	12,000,000	12,000,000
Water System CP Series A (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.47%		08/23/16	16,000,000	16,000,000
Socorro ISD
ULT GO Bonds Series 2006A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/16	200,000	201,128
Texas A&M Univ
CP Series B		0.45%		08/02/16	11,000,000	11,000,000
Texas Public Finance Auth
GO CP Series 2008		0.42%		07/07/16	10,000,000	10,000,000
Texas Tech University
Revenue Financing System CP Series 2012A		0.46%		07/05/16	30,300,000	30,300,000
Univ of Texas
CP Notes Series A		0.44%		07/13/16	20,800,000	20,800,000
Financing System Refunding RB Series 2004B		5.25%		08/15/16	100,000	100,568
Permanent Univ Fund Bonds Series 2006C (ESCROW)		5.00%		07/01/16	1,180,000	1,180,000
Refunding RB Series 2006C		5.00%		08/15/16	2,310,000	2,322,988
Refunding RB Series 2006D		5.00%		08/15/16	365,000	366,987
Revenue Financing Bonds Series 2006F		5.00%		08/15/16	250,000	251,413
Revenue Financing Bonds Series 2009D		5.00%		08/15/16	100,000	100,559
Revenue Financing Bonds Series 2010A		5.00%		08/15/16	100,000	100,564
Revenue Financing CP Series A		0.50%		07/05/16	13,384,000	13,384,000
Revenue Financing CP Series A		0.50%		07/07/16	18,500,000	18,500,000
Uvalde Consolidated ISD
ULT GO Refunding Bonds Series 2013 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/16	870,000	873,355
Wylie ISD
ULT GO Refunding Bonds Series 2013 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		0.55%		08/15/16	1,705,000	1,703,843
Ysleta ISD
ULT School Building Bonds Series 2006 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.55%		08/15/16	11,545,000	11,602,936
						582,859,368
Utah 0.6%
Intermountain Power Agency
CP Series B1&B2 (LOC: BANK OF AMERICA NA)		0.45%		07/01/16	23,860,000	23,860,000
CP Series B1&B2 (LOC: BANK OF AMERICA NA)		0.48%		07/07/16	24,380,000	24,380,000
CP Series B1&B2 (LOC: BANK OF AMERICA NA)		0.46%		08/04/16	17,100,000	17,100,000
						65,340,000
Virginia 0.4%
Metropolitan Washington Airports Auth
Airport System RB Series 2007B		5.00%		10/01/16	5,225,000	5,285,520
Airport System RB Series 2009B		5.00%		10/01/16	200,000	202,231
Airport System RB Series 2010A		5.00%		10/01/16	175,000	177,017
Airport System Refunding & RB Series 2014A		5.00%		10/01/16	5,050,000	5,105,963
Airport System Refunding RB Series 2010B		5.00%		10/01/16	4,150,000	4,197,730
Airport System Refunding RB Series 2012B		4.00%		10/01/16	335,000	337,855
Second Sr Lien CP (Dulles Toll Road) Series 1 (LOC: JPMORGAN CHASE BANK NA)		0.48%		07/05/16	17,000,000	17,000,000
22    See financial notes

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Virginia Housing Development Auth
Commonwealth Mortgage Bonds Series 2007A5		4.60%		07/01/16	175,000	175,000
Commonwealth Mortgage Bonds Series 2012B		1.10%		07/01/16	1,500,000	1,500,000
Commonwealth Mortgage Bonds Series 2012B		1.30%		01/01/17	7,500,000	7,528,133
Homeownership Mortgage Bonds Series 2010A		3.10%		09/01/16	200,000	200,845
Homeownership Mortgage Bonds Series 2010B		2.45%		09/01/16	145,000	145,464
						41,855,758
Washington 0.6%
Bellevue SD #405
ULT GO Refunding Bonds Series 2010 (GTY: STATE OF WASHINGTON)		5.00%		12/01/16	275,000	280,030
Bethel SD #403
ULT GO Refunding Bonds 2006 (GTY: STATE OF WASHINGTON)		5.00%		12/01/16	150,000	152,818
Clark Cnty SD
ULT GO Bonds Series 2001C (GTY: STATE OF WASHINGTON)		0.48%		12/01/16	1,800,000	1,796,403
Deer Park Consolidated SD #414-200-61
ULT GO Refunding Bonds 2016 (GTY: STATE OF WASHINGTON)		2.00%		12/15/16	100,000	100,708
Evergreen SD #114
ULT GO Refunding GO Bonds Series 2010 (GTY: STATE OF WASHINGTON)		4.00%		12/01/16	100,000	101,482
Issaquah SD #411
ULT GO Bonds Series 2007 (GTY: STATE OF WASHINGTON)		5.00%		12/01/16	100,000	101,900
Peninsula SD #401
ULT GO Refunding Bonds Series 2011 (GTY: STATE OF WASHINGTON)		4.00%		12/01/16	2,000,000	2,027,988
Port of Seattle
Refunding RB Series 2011B		5.00%		09/01/16	1,000,000	1,007,763
Port of Tacoma
Sub Lien Revenue CP Series 2002B (LOC: BANK OF AMERICA NA)		0.43%		07/07/16	55,000,000	55,000,000
Renton SD #403
ULT GO Bonds Series 2015 (GTY: STATE OF WASHINGTON)		5.00%		12/01/16	550,000	560,570
Snohomish SD #201
ULT GO Refunding Bonds 2011 (GTY: STATE OF WASHINGTON)		5.00%		12/01/16	700,000	713,451
Spokane SD #81
ULT GO Refunding Bonds 2010B (GTY: STATE OF WASHINGTON)		5.00%		12/01/16	500,000	509,460
Washington
GO Bonds Series 1998C		5.50%		07/01/16	140,000	140,000
GO Bonds Series 2008B		5.00%		07/01/16	690,000	690,000
GO Bonds Series 2009B		5.00%		07/01/16	365,000	365,000
GO Refunding Bonds Series R-2011A		5.00%		01/01/17	400,000	408,811
GO Refunding Bonds Series R2012A		5.00%		07/01/16	200,000	200,000
Washington Health Care Facilities Auth
Refunding RB (Seattle Children's Hospital) Series 2010B		5.00%		10/01/16	595,000	601,795
White Pass SD #303
ULT GO Refunding Bonds Series 2016 (GTY: STATE OF WASHINGTON)		2.00%		12/01/16	150,000	150,908
						64,909,087
Wisconsin 1.2%
Hudson SD
BAN Series 2016		2.00%		08/08/16	20,000,000	20,027,908
See financial notes    23

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Wisconsin
GO CP Notes (LIQ: BMO HARRIS BANK NA)		0.43%		07/18/16	11,600,000	11,600,000
GO CP Notes (LIQ: BMO HARRIS BANK NA)		0.44%		07/18/16	4,829,000	4,829,000
GO CP Notes (LIQ: BMO HARRIS BANK NA)		0.43%		08/02/16	9,853,000	9,853,000
GO Refunding Bonds 2011 Series 2		4.00%		11/01/16	225,000	227,650
Transportation Revenue CP (LIQ: STATE STREET BANK AND TRUST COMPANY)		0.48%		07/05/16	17,999,000	17,999,000
Transportation Revenue CP (LIQ: STATE STREET BANK AND TRUST COMPANY)		0.48%		07/18/16	8,000,000	8,000,000
Transportation Revenue CP Notes (LIQ: STATE STREET BANK AND TRUST COMPANY)		0.47%		07/19/16	7,010,000	7,010,000
Wisconsin Health & Educational Facilities Auth
RB (Aurora Health Care) Series 2008A (LOC: JPMORGAN CHASE BANK NA)		0.56%		10/03/16	20,000,000	20,000,000
RB (Aurora Health Care) Series 2008B (LOC: JPMORGAN CHASE BANK NA)		0.50%		07/06/16	30,000,000	30,000,000
RB (Aurora Health Care) Series 2008B (LOC: JPMORGAN CHASE BANK NA)		0.29%		08/03/16	10,000,000	10,000,000
						139,546,558
Total Fixed-Rate Municipal Securities
(Cost $2,980,316,006)						2,980,316,006

Variable-Rate Municipal Securities 76.0% of net assets
Alabama 3.2%
Alabama HFA
M/F Housing RB (Chapel Ridge Apts) Series 2005E (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.55%		07/07/16	11,000,000	11,000,000
M/F Housing Refunding RB (Hunter Ridge Apts) Series 2005F (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.55%		07/07/16	10,550,000	10,550,000
Alabama Municipal Funding Corp
Notes Series 2006 (LOC: US BANK NATIONAL ASSOCIATION)		0.45%		07/07/16	14,615,000	14,615,000
Notes Series 2008A, 2009B&2010A (LOC: US BANK NATIONAL ASSOCIATION)		0.45%		07/07/16	3,610,000	3,610,000
Alabama Special Care Facility Financing Auth
RB (Ascension Health) Series 2016B (LIQ: MORGAN STANLEY BANK NA)	a	0.45%		07/07/16	2,000,000	2,000,000
RB (Ascension) Series 2016B (LIQ: MORGAN STANLEY BANK NA)	a	0.45%		07/07/16	13,665,000	13,665,000
Birmingham IDB
RB (Culton Properties) Series 2009A (LOC: FEDERAL HOME LOAN BANKS)		0.56%		07/07/16	1,660,000	1,660,000
Birmingham Water Works Board
Water Refunding RB Series 2015A (LIQ: ROYAL BANK OF CANADA)	a	0.44%		07/07/16	20,000,000	20,000,000
Water Revenue Bonds Series 2011 (LIQ: BARCLAYS BANK PLC)	a	0.44%		07/07/16	6,065,000	6,065,000
Columbia IDB
Pollution Control Refunding RB (AL Power) Series 2014D		0.46%		07/07/16	17,500,000	17,500,000
Hoover
Sewer GO Warrants Series 2007	a	0.41%		07/07/16	11,715,000	11,715,000
Millport IDA
IDRB (Steel Dust Recycling) Series 2007 (LOC: COMERICA BANK)		0.53%		07/07/16	4,790,000	4,790,000
IDRB (Steel Dust Recycling) Series 2011 (LOC: CITIBANK NA)		0.53%		07/07/16	10,000,000	10,000,000
24    See financial notes

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Mobile Cnty IDA
Gulf Opportunity Zone RB (SSAB Alabama) Series 2010B (LOC: SWEDBANK AB)		0.44%		07/07/16	40,000,000	40,000,000
Recovery Zone Facility RB (SSAB Alabama) Series 2010A (LOC: SWEDBANK AB)		0.44%		07/07/16	30,000,000	30,000,000
Mobile IDB
Pollution Control RB (AL Power) Series 2007C		0.46%		07/07/16	15,550,000	15,550,000
Pollution Control Refunding RB (AL Power) Series 1993A		0.46%		07/07/16	12,100,000	12,100,000
Pollution Ctrl RB (Alabama Power Co) Series 2007-B		0.46%		07/07/16	11,000,000	11,000,000
RB (AL Power) Series 2001B		0.43%		07/01/16	2,750,000	2,750,000
Montgomery Downtown Redevelopment Auth
RB (Southern Poverty Law Center) Series 2013		0.45%		07/07/16	15,000,000	15,000,000
North Sumter Solid Waste Auth
RB (Waste Mgmt/Emelle) Series 2003 (LOC: WELLS FARGO BANK NA)		0.51%		07/07/16	4,350,000	4,350,000
Tuscaloosa Cnty IDA
RB (Hunt Refining) Series 2008C (LOC: BANK OF NOVA SCOTIA)		0.44%		07/07/16	27,000,000	27,000,000
Univ of Alabama at Birmingham
Hospital RB Series 2012B (LOC: BANK OF AMERICA NA)		0.42%		07/07/16	9,750,000	9,750,000
Univ of South Alabama
Tuition Refunding RB Series 2006 (LOC: US BANK NATIONAL ASSOCIATION)	a	0.41%		07/07/16	37,620,000	37,620,000
West Jefferson IDB
Pollution Control Refunding RB (AL Power) Series 1998		0.48%		07/07/16	40,000,000	40,000,000
Solid Waste Disposal RB (AL Power) Series 2008		0.43%		07/01/16	2,890,000	2,890,000
						375,180,000
Alaska 0.3%
Alaska Housing Finance Corp
Home Mortgage RB Series 2002A (LIQ: JPMORGAN CHASE BANK NA)		0.50%		07/01/16	10,525,000	10,525,000
Home Mortgage RB Series 2007A (LIQ: LANDESBANK BADEN-WUERTTEMBERG)		0.43%		07/07/16	11,200,000	11,200,000
Alaska Student Loan Corp
Education Loan Refunding RB Sr Series 2012B1 (LOC: STATE STREET BANK AND TRUST COMPANY)		0.46%		07/07/16	9,280,000	9,280,000
						31,005,000
Arizona 0.5%
Arizona Health Facilities Auth
RB (Banner Health) Series 2015B (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.41%		07/07/16	18,000,000	18,000,000
RB (Banner Health) Series 2015C (LOC: BANK OF AMERICA NA)		0.47%		07/07/16	14,400,000	14,400,000
Maricopa Cnty IDA
M/F Hsg Refunding RB (Villas Solanas Apts) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.45%		07/07/16	8,600,000	8,600,000
M/F RB (Gran Victoria Housing) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.43%		07/07/16	6,130,000	6,130,000
Solid Waste Disposal RB (Michael Pylman Dairy) Series 2005 (LOC: COBANK ACB)		0.53%		07/07/16	6,750,000	6,750,000
Sr Living Facilities Refunding RB Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.41%		07/07/16	3,210,000	3,210,000
						57,090,000
See financial notes    25

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Arkansas 0.1%
Pulaski Cnty Public Facilities Board
M/F Housing Refunding RB (Markham Oaks & Indian Hills Apts) Series 2005 (LOC: FEDERAL HOME LOAN BANKS)		0.52%		07/07/16	5,560,000	5,560,000
M/F Housing Refunding RB (Waterford & Bowman Heights Apts) Series 2012 (LOC: FEDERAL HOME LOAN BANKS)		0.52%		07/07/16	6,690,000	6,690,000
						12,250,000
California 1.2%
Alameda Cnty IDA
RB (Golden West Paper Converting Corp) Series 2008A (LOC: BANK OF THE WEST)		0.47%		07/07/16	3,280,000	3,280,000
RB (Heat & Control) Series 1995A (LOC: COMERICA BANK)		0.50%		07/07/16	2,600,000	2,600,000
RB (Segale Bros Wood Products) Series 2002 (LOC: BANK OF THE WEST)		0.58%		07/07/16	1,370,000	1,370,000
California Educational Facilities Auth
RB (California Institute of Technology) Series 2009 (LIQ: MORGAN STANLEY BANK NA)	a	0.45%		07/07/16	3,300,000	3,300,000
California Health Facilities Financing Auth
Refunding RB (Stanford Hospital) Series 2010B (LIQ: MORGAN STANLEY BANK NA)	a	0.45%		07/07/16	4,000,000	4,000,000
California Infrastructure & Economic Development Bank
IDRB (Kruger & Sons) Series 2002 (LOC: BANK OF THE WEST)		0.51%		07/07/16	2,240,000	2,240,000
California Pollution Control Financing Auth
RB (Hilmar Cheese) Series 2010 (LOC: COBANK ACB)		0.45%		07/07/16	4,410,000	4,410,000
Solid Waste Disposal RB (EDCO Disposal) Series 2004A (LOC: WELLS FARGO BANK NA)		0.46%		07/07/16	1,370,000	1,370,000
Solid Waste Disposal RB (Garaventa Enterprises) Series 2008A (LOC: WELLS FARGO BANK NA)		0.46%		07/07/16	2,500,000	2,500,000
Solid Waste Disposal RB (Santa Clara Valley Industries) Series 1998A (LOC: COMERICA BANK)		0.56%		07/07/16	105,000	105,000
California Statewide Communities Development Auth
Gas Supply RB Series 2010B (LIQ/LOC: ROYAL BANK OF CANADA)		0.49%	07/07/16	09/01/16	15,000,000	15,000,000
M/F Housing RB (Glen Haven Apts) Series 2002AA (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.45%		07/07/16	7,000,000	7,000,000
Contra Costa Cnty
Hsg Bonds Series 2016A3 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.43%		07/07/16	10,000,000	10,000,000
M/F Mortgage RB (El Cerrito Royale) Series 1987A (LOC: BANK OF AMERICA NA)		0.54%		07/07/16	3,900,000	3,900,000
East Bay Municipal Utility District
Water Refunding RB Series 2012A (LIQ: CITIBANK NA)	a	0.44%		07/07/16	6,600,000	6,600,000
Water Sub RB Series 2005A (LIQ: CITIBANK NA)	a	0.44%		07/07/16	20,830,000	20,830,000
Huntington Park Redevelopment Agency
M/F Housing RB (Casa Rita Apts) Series 1994A (LOC: WELLS FARGO BANK NA)		0.49%		07/07/16	4,600,000	4,600,000
Nuveen California AMT-Free Municipal Income Fund
Variable Rate Demand Preferred Shares Series 5 (LOC: TORONTO-DOMINION BANK/THE)	a	0.49%		07/07/16	5,000,000	5,000,000
26    See financial notes

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Nuveen California Dividend Advantage Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: SOCIETE GENERALE SA)	a	0.55%		07/07/16	5,000,000	5,000,000
Variable Rate Demand Preferred Shares Series 4 (LOC: ROYAL BANK OF CANADA)	a	0.52%		07/07/16	7,000,000	7,000,000
Variable Rate Demand Preferred Shares Series 6 (LOC: CITIBANK NA)	a	0.52%		07/07/16	300,000	300,000
San Francisco Bay Area Rapid Transit District
GO Bonds Series 2007B (ESCROW) (LIQ: CITIBANK NA)	a	0.44%		07/07/16	9,900,000	9,900,000
San Jose
M/F Housing RB (Cinnabar Commons) Series 2003C (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.45%		07/07/16	8,500,000	8,500,000
San Mateo Cnty CCD
GO Bonds Series 2005B (LIQ: WELLS FARGO & COMPANY)	a	0.43%		07/07/16	735,000	735,000
Santa Clara
Electric RB Series 2008B (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.39%		07/07/16	3,400,000	3,400,000
Southern California Metropolitan Water District
Water Refunding RB Series 2009A2		0.61%	07/07/16	08/30/16	2,000,000	2,000,000
Southern California Public Power Auth
Refunding RB (Magnolia Power) Series 2009-2 (LOC: WELLS FARGO BANK NA)		0.39%		07/07/16	595,000	595,000
Yosemite CCD
GO Bonds Series 2008C (ESCROW) (LIQ: BANK OF AMERICA NA)	a	0.41%		07/07/16	2,720,000	2,720,000
						138,255,000
Colorado 2.7%
Broomfield Urban Renewal Auth
Tax Increment RB Series 2005 (LOC: BNP PARIBAS SA)		0.50%		07/07/16	19,875,000	19,875,000
Colorado Health Facilities Auth
Hospital RB (Children's Hospital Colorado) Series 2016B (LOC: JPMORGAN CHASE BANK NA)	a	0.39%		07/01/16	20,000,000	20,000,000
RB (SCL Health System) Series 2013A (LIQ: CITIBANK NA)	a	0.44%		07/07/16	3,700,000	3,700,000
RB (SCL Health System) Series 2013A (LIQ: MORGAN STANLEY BANK NA)	a	0.45%		07/07/16	15,500,000	15,500,000
RB (SCL Health System) Series 2016A		0.40%		07/07/16	3,645,000	3,645,000
RB (SCL Health System) Series 2016D (LOC: WELLS FARGO BANK NA)		0.44%		07/07/16	5,000,000	5,000,000
Colorado Housing & Finance Auth
S/F Mortgage Class I Bonds Series 2002C3 (LIQ: BANK OF AMERICA NA)		0.43%		07/07/16	5,090,000	5,090,000
S/F Mortgage Class I Bonds Series 2006A3 (LIQ: FEDERAL HOME LOAN BANKS)		0.44%		07/07/16	22,970,000	22,970,000
S/F Mortgage Class I Bonds Series 2007A2 (LIQ: FEDERAL HOME LOAN BANKS)		0.44%		07/07/16	7,300,000	7,300,000
S/F Mortgage Class II Bonds Series 2007B3 (LIQ: ROYAL BANK OF CANADA)		0.44%		07/07/16	20,000,000	20,000,000
S/F Mortgage Class II Bonds Series 2013B (LIQ: ROYAL BANK OF CANADA)		0.42%		07/07/16	17,200,000	17,200,000
S/F Mtg Class I Bonds Series 2001AA-2 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.42%		07/07/16	14,705,000	14,705,000
See financial notes    27

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Colorado Springs Utilities System
RB Series 2013B1&B2 (LIQ: BARCLAYS BANK PLC)	a	0.44%		07/07/16	6,875,000	6,875,000
Sub Lien RB Series 2005A (LIQ: MIZUHO BANK LTD)		0.41%		07/07/16	2,110,000	2,110,000
Sub Lien Utilities RB Series 2000A (LIQ: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)		0.41%		07/07/16	1,000,000	1,000,000
Denver
Airport System RB Bonds Series 2008C2&C3 (LOC: ROYAL BANK OF CANADA)	a,c	0.45%		07/07/16	134,990,000	134,990,000
Midcities Metropolitan District #1
Special Refunding RB Series 2004B (LOC: BNP PARIBAS SA)		0.48%		07/07/16	9,515,000	9,515,000
Sheridan Redevelopment Agency
Tax Increment Refunding RB (South Santa Fe Drive) Series 2011A1 (LOC: JPMORGAN CHASE BANK NA)		0.45%		07/07/16	3,205,000	3,205,000
						312,680,000
Connecticut 0.5%
Connecticut
GO Bonds Series 2015C (LIQ: TORONTO-DOMINION BANK/THE)	a	0.44%		07/07/16	2,000,000	2,000,000
GO Bonds Series 2016C (LIQ: BANK OF AMERICA NA)		0.39%		07/07/16	8,000,000	8,000,000
Connecticut Health & Educational Facilities Auth
RB (Trinity Health Credit Group) Series 2016CT (LIQ: ROYAL BANK OF CANADA)	a	0.43%		07/07/16	4,000,000	4,000,000
RB (Yale Univ) Series 2013A		1.35%		07/21/16	20,425,000	20,435,723
Connecticut HFA
Housing Mortgage RB Series 2012A (LIQ: ROYAL BANK OF CANADA)		0.41%		07/07/16	2,000,000	2,000,000
Housing Mortgage RB Series 2015C3 (LIQ: ROYAL BANK OF CANADA)		0.41%		07/07/16	7,600,000	7,600,000
Stamford Housing Auth
M/F Housing Refunding RB (Fairfield Apts) Series 2016 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.46%		07/07/16	10,560,000	10,560,000
						54,595,723
Delaware 0.0%
New Castle Cnty
Airport Facility RB (FlightSafety) Series 2002		0.43%		07/07/16	5,185,000	5,185,000
District of Columbia 1.9%
District of Columbia
GO Bonds Series 2008E (LIQ: BANK OF AMERICA NA)	a	0.43%		07/07/16	1,385,000	1,385,000
GO Bonds Series 2008E (LIQ: BANK OF AMERICA NA)	a	0.45%		07/07/16	6,030,000	6,030,000
GO Bonds Series 2014C (LIQ: MORGAN STANLEY BANK NA)	a	0.45%		07/07/16	18,000,000	18,000,000
Income Tax Secured RB Series 2012C (LIQ: BARCLAYS BANK PLC)	a	0.44%		07/07/16	8,310,000	8,310,000
Income Tax Secured Refunding RB Series 2015A		0.53%	07/07/16	12/01/16	54,395,000	54,394,625
RB (American Psychological Assoc) Series 2003 (LOC: BANK OF AMERICA NA)		0.47%		07/07/16	1,830,000	1,830,000
RB (American Univ) Series 2006A (LOC: ROYAL BANK OF CANADA)		0.41%		07/07/16	500,000	500,000
RB (American Univ) Series 2006A (LOC: ROYAL BANK OF CANADA)		0.43%		07/07/16	7,500,000	7,500,000
RB (Catholic Univ of America) Series 2007 (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: CITIBANK NA)	a	0.44%		07/07/16	7,760,000	7,760,000
28    See financial notes

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
District of Columbia HFA
M/F Housing RB (The Yards) Series 2012 (LOC: FEDERAL HOME LOAN BANKS)		0.45%		07/07/16	4,250,000	4,250,000
M/F Hsg RB (Park 7 at Minnesota Benning) Series 2012 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.42%		07/07/16	5,000,000	5,000,000
District of Columbia Water & Sewer Auth
Extendible CP Series A		0.49%	07/05/16	02/26/17	17,000,000	17,000,000
Extendible CP Series A		0.49%	07/05/16	03/04/17	12,500,000	12,500,000
Public Utility RB Series 1998 (LIQ: CITIBANK NA)	a	0.44%		07/07/16	6,200,000	6,200,000
Public Utility Sr Lien RB Series 2009A (ESCROW) (LIQ: MORGAN STANLEY BANK NA)	a	0.45%		07/07/16	9,130,000	9,130,000
Public Utility Sr Lien RB Series 2009A (LIQ: CREDIT SUISSE AG)	a	0.45%		07/07/16	9,620,000	9,620,000
Public Utility Sub Lien RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	28,025,000	28,025,000
Public Utility Sub Lien RB Series 2014B2 (LIQ: TD BANK NA)		0.40%		07/07/16	3,000,000	3,000,000
Metropolitan Washington Airports Auth
Airport System Refunding RB Series 2012AA (LIQ: BARCLAYS BANK PLC)	a	0.52%		07/07/16	7,500,000	7,500,000
Washington State Housing Finance Commission
M/F RB (Springfield Meadow Apts) Series 2001A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.50%		07/07/16	11,050,000	11,050,000
						218,984,625
Florida 4.5%
Alachua Cnty Housing Finance Auth
M/F Housing RB (Univ Cove Apts) Series 2001 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.46%		07/07/16	6,390,000	6,390,000
Brevard Cnty HFA
M/F Housing RB (Wickham Club Apts) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.46%		07/07/16	3,795,000	3,795,000
Broward Cnty
Port Facilities Sub Refunding RB (Port Everglades) Series 2008 (LOC: ROYAL BANK OF CANADA)		0.44%		07/07/16	2,200,000	2,200,000
Broward Cnty HFA
M/F Housing RB (Palms of Deerfield Beach Apts) Series 2006 (LOC: CITIBANK NA)		0.46%		07/07/16	3,745,000	3,745,000
M/F Housing RB (Sailboat Bend Artist Lofts) Series 2006 (LOC: CITIBANK NA)		0.53%		07/07/16	1,400,000	1,400,000
Collier Cnty HFA
M/F Housing RB (Brittany Bay Apts) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.45%		07/07/16	3,800,000	3,800,000
Duval Cnty Housing Finance Auth
M/F Mortgage RB (Camri Green Apts) Series 2003 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.45%		07/07/16	8,000,000	8,000,000
Florida Housing Finance Corp
Housing RB (Brentwood Club of Millenia Blvd Apts) Series 2002A1 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.43%		07/07/16	10,545,000	10,545,000
Housing RB (Heritage Pointe Apts) Series 1999I-1 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.46%		07/07/16	9,630,000	9,630,000
Housing RB (Timberline Apts) Series 1999P (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.48%		07/07/16	5,835,000	5,835,000
M/F Mortgage RB (Boynton Bay Apts) Series 2007I (LOC: CITIBANK NA)		0.45%		07/07/16	1,700,000	1,700,000
M/F Mortgage RB (Clear Harbor Apts) Series 2007H (LOC: CITIBANK NA)		0.46%		07/07/16	3,195,000	3,195,000
See financial notes    29

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
M/F Mortgage RB (Lakeshore Apts) Series 2004H (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.46%		07/07/16	7,600,000	7,600,000
M/F Mortgage RB (Spring Haven Apts) Series 2004F (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.46%		07/07/16	6,100,000	6,100,000
M/F Mortgage RB (Spring Haven Apts) Series 2006G (LOC: CITIBANK NA)		0.46%		07/07/16	3,560,000	3,560,000
M/F Mortgage RB (Stone Harbor Apts) Series 2003K (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.43%		07/07/16	5,620,000	5,620,000
Florida State Board of Education
Public Education Capital Outlay Bonds Series 2006B (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.41%		07/07/16	43,005,000	43,005,000
Greater Orlando Aviation Auth
Airport Facility RB Series 2003A		0.42%		07/07/16	18,285,000	18,285,000
Halifax Hospital Medical Center
Hospital Refunding RB Series 2008 (LOC: JPMORGAN CHASE BANK NA)		0.45%		07/07/16	6,000,000	6,000,000
Hillsborough Cnty HFA
M/F Housing RB (Lake Kathy Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.46%		07/07/16	20,170,000	20,170,000
M/F Housing RB (Meridian Pointe Apts) Series 2005 (LOC: CITIBANK NA)		0.46%		07/07/16	6,250,000	6,250,000
Hillsborough Cnty IDA
RB (Independent Day School) Series 2000 (LOC: BANK OF AMERICA NA)		0.55%		07/07/16	600,000	600,000
Hillsborough Cnty SD
Sales Tax Refunding RB Series 2007 (LOC: WELLS FARGO & COMPANY)	a	0.43%		07/07/16	11,395,000	11,395,000
Jacksonville HFA
M/F Housing RB (Hartwood Apts) Series 2006 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.45%		07/07/16	3,635,000	3,635,000
JEA
Electric System RB Series Three 2012B (LIQ: ROYAL BANK OF CANADA)	a	0.43%		07/07/16	5,000,000	5,000,000
Miami-Dade Cnty
Seaport RB Series 2014A (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.42%		07/07/16	15,000,000	15,000,000
Seaport RB Series 2014B (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.43%		07/07/16	7,000,000	7,000,000
Transit System Sales Surtax RB Series 2006 (ESCROW) (LIQ: CITIBANK NA)	a	0.45%		07/07/16	4,450,000	4,450,000
Miami-Dade Cnty IDA
Airport Facility RB (FlightSafety) Series 1999A		0.42%		07/07/16	20,210,000	20,210,000
Airport Facility RB (FlightSafety) Series 1999B		0.42%		07/07/16	20,230,000	20,230,000
IDRB (RAM Investments) Series 2004 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.58%		07/07/16	1,710,000	1,710,000
Ocean Highway & Port Auth
RB Series 1990 (LOC: WELLS FARGO BANK NA)		0.51%		07/07/16	8,700,000	8,700,000
Okeechobee Cnty
IDRB (Okeechobee Landfill) Series 1999 (LOC: WELLS FARGO BANK NA)		0.45%		07/07/16	15,000,000	15,000,000
Orange Cnty HFA
M/F Housing RB (Charleston Club Apts) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.45%		07/07/16	10,530,000	10,530,000
M/F Housing RB (Landings on Millenia Blvd Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.48%		07/07/16	7,060,000	7,060,000
M/F Housing RB (Laurel Oaks Apts II) Series 2007H (LOC: FEDERAL HOME LOAN BANKS)		0.45%		07/07/16	7,410,000	7,410,000
30    See financial notes

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
M/F Housing RB (Laurel Oaks Apts) Series 2007G (LOC: FEDERAL HOME LOAN BANKS)		0.45%		07/07/16	8,020,000	8,020,000
M/F Housing RB (Lee Vista Club Apts) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.48%		07/07/16	13,300,000	13,300,000
M/F Housing RB (Mystic Cove Apts) Series 2002E (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.48%		07/07/16	8,030,000	8,030,000
M/F Housing RB (The Cove At Lady Lake Apts) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.48%		07/07/16	8,585,000	8,585,000
Orange Cnty IDA
RB (Foundation Academy of Winter Garden) Series 2007 (LOC: FEDERAL HOME LOAN BANKS)		0.48%		07/07/16	8,095,000	8,095,000
Orlando-Orange Cnty Expressway Auth
RB Series 2007A (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: CITIBANK NA)	a	0.44%		07/07/16	32,545,000	32,545,000
RB Series 2007A (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: CITIBANK NA)	a	0.45%		07/07/16	5,000,000	5,000,000
RB Series 2007A (LOC: US BANK NATIONAL ASSOCIATION)	a	0.41%		07/07/16	28,190,000	28,190,000
Palm Beach Cnty
RB (Norton Gallery & Art School) Series 2000 (LOC: NORTHERN TRUST COMPANY (THE))		0.46%		07/07/16	8,800,000	8,800,000
RB (Norton Gallery & School of Art) Series 1995 (LOC: NORTHERN TRUST COMPANY (THE))		0.46%		07/07/16	2,500,000	2,500,000
RB (Palm Beach Cnty Hospice) Series 2001 (LOC: NORTHERN TRUST COMPANY (THE))		0.46%		07/07/16	4,000,000	4,000,000
Palm Beach Cnty HFA
M/F Housing RB (Palm Gardens Apts) Series 2007 (LOC: CITIBANK NA)		0.49%		07/07/16	2,810,000	2,810,000
Palm Beach Cnty Solid Waste Auth
RB Series 2009A (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	4,545,000	4,545,000
Pinellas Cnty Educational Facility Auth
Refunding RB (Barry Univ) Series 2007 (LOC: BANK OF AMERICA NA)		0.45%		07/07/16	7,075,000	7,075,000
Pinellas Cnty HFA
M/F Housing RB (Bayside Court) Series 2011 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.42%		07/07/16	8,045,000	8,045,000
South Miami Health Facilities Auth
Hospital RB (Baptist Health So FL) Series 2007 (LIQ: CITIBANK NA)	a	0.43%		07/07/16	16,500,000	16,500,000
Hospital RB (Baptist Health So FL) Series 2007 (LIQ: CREDIT SUISSE AG)	a	0.45%		07/07/16	15,000,000	15,000,000
Hospital RB (Baptist Health So FL) Series 2007 (LIQ: ROYAL BANK OF CANADA)	a	0.47%		07/07/16	6,665,000	6,665,000
Tallahassee
Energy System RB Series 2007 (LIQ: CITIBANK NA)	a	0.45%		07/07/16	20,000,000	20,000,000
Tampa Bay Water
Utility System RB Series 2013 (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	5,000,000	5,000,000
						527,460,000
Georgia 3.4%
Atkinson Cnty-Coffee Cnty Jt Development Auth
Solid Waste Disposal RB (Langboard) Series 2008 (LOC: WELLS FARGO BANK NA)		0.45%		07/07/16	16,800,000	16,800,000
See financial notes    31

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Atlanta
Water & Wastewater Refunding RB Series 2015 (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	12,500,000	12,500,000
Water & Wastewater Refunding RB Series 2015 (LIQ: MORGAN STANLEY BANK NA)	a	0.45%		07/07/16	24,500,000	24,500,000
Atlanta Housing Auth
M/F Housing RB (Villages of East Lake Phase II) Series 1999 (LOC: BANK OF AMERICA NA)		0.54%		07/07/16	7,640,000	7,640,000
Atlanta Urban Residential Finance Auth
M/F Housing RB (M St Apts) Series 2003 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	0.47%		07/07/16	27,135,000	27,135,000
M/F Housing RB (New Community at East Lake) Series 1996 (LOC: BANK OF AMERICA NA)		0.54%		07/07/16	5,300,000	5,300,000
Bartow Cnty Development Auth
RB (VMC Specialty Alloys) Series 2014 (LOC: COMERICA BANK)		0.51%		07/07/16	3,040,000	3,040,000
RB (VMC Specialty Alloys) Series 2016 (LOC: COMERICA BANK)		0.51%		07/07/16	4,940,000	4,940,000
Cobb Cnty-Kennestone Hospital Auth
RAN Series 2005A (LOC: BANK OF AMERICA NA)		0.44%		07/07/16	15,600,000	15,600,000
Columbia Cnty Development Auth
M/F Housing RB (Westwood Club Apts) Series 2002 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.43%		07/07/16	3,340,000	3,340,000
East Point Housing Auth
M/F Housing RB (Eagles Creste Apts) Series 2003 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.55%		07/07/16	12,525,000	12,525,000
M/F Housing RB (Village Highlands Apts) Series 2004 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.46%		07/07/16	10,100,000	10,100,000
Fulton Cnty Development Auth
Airport Facility RB (FlightSafety) Series 1999B		0.43%		07/07/16	9,350,000	9,350,000
Airport Facility RB (FlightSafety) Series 1999B (GTY: BERKSHIRE HATHAWAY INC)		0.43%		07/07/16	3,040,000	3,040,000
RB (Children's Healthcare of Atlanta) Series 2008 (LIQ: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)		0.42%		07/07/16	30,800,000	30,800,000
Lawrenceville Housing Auth
M/F Housing RB (Chatham Club Apts) Series 2002 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.45%		07/07/16	6,600,000	6,600,000
Macon Water Auth
Water & Sewer RB Series 2012		0.45%		07/07/16	4,000,000	4,000,000
Main St Natural Gas
RB Series 2010A1 (LOC: ROYAL BANK OF CANADA)	c	0.52%	07/07/16	10/03/16	95,355,000	95,355,000
RB Series 2010A2 (LOC: ROYAL BANK OF CANADA)		0.49%	07/07/16	08/01/16	32,850,000	32,850,000
Marietta Housing Auth
M/F Housing RB (Walton Village Apts) Series 2005 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.55%		07/07/16	14,300,000	14,300,000
McDonough Housing Auth
M/F Housing RB (Ashley Woods Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.46%		07/07/16	6,300,000	6,300,000
Metropolitan Atlanta Rapid Transit Auth
Sales Tax Refunding RB Series 2007B (LOC: US BANK NATIONAL ASSOCIATION)	a	0.43%		07/07/16	20,215,000	20,215,000
Waycross & Ware Cnty Development Auth
IDRB (Rich Products Corp) Series 2007 (LOC: BANK OF AMERICA NA)		0.44%		07/07/16	7,500,000	7,500,000
Wayne Cnty IDA
Solid Waste Disposal RB (Rayonier) Series 2000 (LOC: BANK OF AMERICA NA)		0.45%		07/07/16	10,000,000	10,000,000
32    See financial notes

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Winder-Barrow Cnty Jt Development Auth
IDRB (Price Companies) Series 2007 (LOC: BANK OF AMERICA NA)		0.58%		07/07/16	5,560,000	5,560,000
Worth Cnty IDA
Refunding IDRB (Seabrook Peanut) Series 1996B (LOC: FEDERAL HOME LOAN BANKS)		0.46%		07/07/16	2,500,000	2,500,000
						391,790,000
Hawaii 0.1%
Hawaii
GO Bonds Series 2007DJ (ESCROW) (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.44%		07/07/16	5,000,000	5,000,000
GO Bonds Series 2011DZ (LIQ: BANK OF AMERICA NA)	a	0.60%		07/07/16	5,000,000	5,000,000
						10,000,000
Idaho 0.1%
Cassia Cnty IDC
IDRB (East Valley Cattle) Series 2006 (LOC: COOPERATIEVE RABOBANK UA)		0.52%		07/07/16	7,000,000	7,000,000
IDRB (Oak Valley Heifers) Series 2007 (LOC: COOPERATIEVE RABOBANK UA)		0.53%		07/07/16	1,700,000	1,700,000
						8,700,000
Illinois 4.8%
Aurora
Economic Development RB (Aurora Univ) Series 2004 (LOC: BMO HARRIS BANK NA)		0.43%		07/07/16	12,000,000	12,000,000
Carol Stream
M/F Housing Refunding RB (St. Charles Square) Series 1997 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.48%		07/07/16	8,515,000	8,515,000
Channahon
RB (Morris Hospital) Series 2009A (LOC: US BANK NATIONAL ASSOCIATION)		0.42%		07/07/16	7,775,000	7,775,000
Chicago
M/F Housing RB (Lincoln Village Sr Apts) Series 2006 (LOC: BMO HARRIS BANK NA)		0.52%		07/07/16	1,000,000	1,000,000
M/F Hsg RB (Barbara Jean Wright Court Apts) Series 1999A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.44%		07/07/16	5,755,000	5,755,000
M/F Hsg RB (Churchview Supportive Living Facility) Series 2003 (LOC: BMO HARRIS BANK NA)		0.50%		07/07/16	6,015,000	6,015,000
M/F Hsg RB (Renaissance St Luke) Series 2004A (LOC: BMO HARRIS BANK NA)		0.50%		07/07/16	3,235,000	3,235,000
M/F Hsg RB (Renaissance St Luke) Series 2008 (LOC: BMO HARRIS BANK NA)		0.50%		07/07/16	7,000,000	7,000,000
Midway Airport 2nd Lien RB Series 2004C1 (LOC: BANK OF MONTREAL)		0.45%		07/07/16	49,800,000	49,800,000
Illinois
GO Bonds Series 2003B-4 (LOC: STATE STREET BANK AND TRUST COMPANY)		0.45%		07/07/16	13,800,000	13,800,000
Illinois Finance Auth
Educational Facility (Erikson Institute) RB Series 2007 (LOC: BANK OF AMERICA NA)		0.43%		07/07/16	16,850,000	16,850,000
IDRB (Bison Gear & Engineering) Series 2010 (LOC: BMO HARRIS BANK NA)		0.44%		07/07/16	5,380,000	5,380,000
IDRB (Jasper Meats) Series 2008 (LOC: BMO HARRIS BANK NA)		0.50%		07/07/16	2,300,000	2,300,000
See financial notes    33

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
IDRB (Kenall Manufacturing) Series 2008 (LOC: BMO HARRIS BANK NA)		0.50%		07/07/16	2,925,000	2,925,000
IDRB Refunding (Toyal America) Series 1997 (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.47%		07/07/16	6,000,000	6,000,000
M/F Housing RB (Autumn Ridge Apts) Series 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.46%		07/07/16	5,605,000	5,605,000
M/F Housing RB (New Vistas II Apts) Series 2004 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.46%		07/07/16	8,500,000	8,500,000
M/F Hsg Refunding RB (Concordia Place Apts) Series 2013A (LOC: BMO HARRIS BANK NA)		0.67%		07/07/16	5,725,000	5,725,000
Pollution Control RB (A.E. Staley Manufacturing) Series 1985 (LOC: COOPERATIEVE RABOBANK UA)		0.46%		07/07/16	7,500,000	7,500,000
Qualified Residential Rental Bonds (River Oaks) Series 1989 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.48%		07/07/16	32,000,000	32,000,000
RB (Advocate Health Care Network) Series 2008C3B		0.35%		07/21/16	5,245,000	5,245,000
RB (Carle Foundation) Series 2009B (LOC: NORTHERN TRUST COMPANY (THE))		0.42%		07/07/16	8,900,000	8,900,000
RB (Chicago Symphony Orchestra) Series 1994 (LOC: NORTHERN TRUST COMPANY (THE))		0.42%		07/07/16	28,600,000	28,600,000
RB (F.C. Harris Pavilion) Series 1994 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.48%		07/07/16	22,310,000	22,310,000
RB (Fenwick High School) Series 1997 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.42%		07/07/16	3,750,000	3,750,000
RB (Fenwick High School) Series 2007 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.43%		07/07/16	15,635,000	15,635,000
RB (Korex) Series 1990 (LOC: NORTHERN TRUST COMPANY (THE))		0.62%		07/07/16	4,000,000	4,000,000
RB (Lake Forest College) Series 2008 (LOC: NORTHERN TRUST COMPANY (THE))		0.46%		07/07/16	2,500,000	2,500,000
RB (Little Company of Mary Hospital & Health Care Centers) Series 2008A (LOC: BARCLAYS BANK PLC)		0.42%		07/07/16	9,600,000	9,600,000
RB (Murphy Machine Products) Series 2008 (LOC: BANK OF AMERICA NA)		0.55%		07/07/16	1,790,000	1,790,000
RB (Northwestern Memorial Healthcare) Series 2013 (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	16,280,000	16,280,000
RB (Northwestern Memorial Hospital) Series 2009A (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	6,000,000	6,000,000
RB (Regency Park at Lincolnwood) Series 1991B (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a	0.46%		07/07/16	8,274,000	8,274,000
RB (Richard H. Driehaus Museum) Series 2005 (LOC: NORTHERN TRUST COMPANY (THE))		0.46%		07/07/16	3,800,000	3,800,000
RB (Univ of Chicago) Series 2013A (LIQ: CREDIT SUISSE AG)	a	0.45%		07/07/16	3,760,000	3,760,000
RB (Univ of Chicago) Series 2015A (LIQ: BARCLAYS BANK PLC)	a	0.44%		07/07/16	16,200,000	16,200,000
RB (YMCA of Metropolitan Chicago) Series 2001 (LOC: BMO HARRIS BANK NA)		0.46%		07/07/16	25,700,000	25,700,000
Refunding RB (North Shore Univ Health) Series 2010 (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	3,000,000	3,000,000
Solid Waste Disposal Facility RB (Kuusakoski US) Series 2013 (LOC: FIFTH THIRD BANK (OHIO))		0.52%		07/07/16	4,845,000	4,845,000
Illinois Housing Development Auth
M/F Hsg RB (Pontiac Towers) Series 2005 (LOC: BMO HARRIS BANK NA)		0.67%		07/07/16	3,145,000	3,145,000
Illinois Toll Highway Auth
Sr RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	10,730,000	10,730,000
Sr RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a	0.47%		07/07/16	9,745,000	9,745,000
34    See financial notes

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Sr RB Series 2014D (LIQ: ROYAL BANK OF CANADA)	a	0.44%		07/07/16	4,170,000	4,170,000
Sr RB Series 2015B (LIQ: CITIBANK NA)	a	0.43%		07/07/16	1,140,000	1,140,000
Sr RB Series 2015B (LIQ: MORGAN STANLEY BANK NA)	a	0.45%		07/07/16	15,555,000	15,555,000
Sr Refunding RB Series 2008A2 (LIQ: JPMORGAN CHASE BANK NA)		0.42%		07/07/16	30,000,000	30,000,000
Lake Cnty
M/F Hsg RB (Whispering Oaks Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.43%		07/07/16	2,000,000	2,000,000
McCook
RB (Illinois St Andrew Society) Series 1996A (LOC: NORTHERN TRUST COMPANY (THE))		0.48%		07/07/16	2,200,000	2,200,000
Metropolitan Water Reclamation District of Greater Chicago
LT GO Bonds Series 2014A&C (LIQ: MORGAN STANLEY BANK NA)	a	0.50%		07/07/16	30,865,000	30,865,000
ULT GO Series 2014A&B (LIQ: TORONTO-DOMINION BANK/THE)	a	0.47%		07/07/16	2,945,000	2,945,000
Palatine
Special Facility RB (Little City for Community Development) Series 1998 (LOC: FEDERAL HOME LOAN BANKS)		0.46%		07/07/16	5,000,000	5,000,000
Southwestern Illinois Development Auth
Refunding IDRB (Holten Meat) Series 2004 (LOC: US BANK NATIONAL ASSOCIATION)		0.50%		07/07/16	6,860,000	6,860,000
St. Clair Cnty
Industrial Building Refunding RB (Winchester Apts) Series 1994 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.43%		07/07/16	15,550,000	15,550,000
Valley View Community Unit SD #365-U
GO Bonds Series 2005 (LOC: WELLS FARGO & COMPANY)	a	0.44%		07/07/16	18,945,000	18,945,000
						556,719,000
Indiana 2.7%
Dearborn Cnty
Economic Development RB (Dearborn Cnty Hospital) Series 2006 (LOC: FIFTH THIRD BANK (OHIO))		0.50%		07/07/16	5,715,000	5,715,000
Gibson Cnty
Pollution Control RB (Toyota Motor Manufacturing) Series 1997		0.43%		07/07/16	10,000,000	10,000,000
Pollution Control RB (Toyota Motor Manufacturing) Series 1998		0.43%		07/07/16	10,000,000	10,000,000
Pollution Control RB (Toyota Motor Manufacturing) Series 1999A		0.43%		07/07/16	10,000,000	10,000,000
Pollution Control RB (Toyota Motor Manufacturing) Series 2000A		0.43%		07/07/16	10,000,000	10,000,000
Pollution Control RB (Toyota Motor Manufacturing) Series 2001B		0.43%		07/07/16	20,000,000	20,000,000
Indiana Finance Auth
Health System RB (Franciscan Alliance) Series 2016 (LIQ: TORONTO-DOMINION BANK/THE)	a	0.44%		07/07/16	2,500,000	2,500,000
Health System RB (Sisters of St. Francis Health Services) Series 2009A (LIQ: BANK OF AMERICA NA)	a	0.44%		07/07/16	10,000,000	10,000,000
Hospital RB (Indiana Univ Health) Series 2011C (LOC: NORTHERN TRUST COMPANY (THE))		0.40%		07/07/16	8,710,000	8,710,000
Hospital RB (Indiana Univ Health) Series 2011C (LOC: NORTHERN TRUST COMPANY (THE))		0.42%		07/07/16	14,540,000	14,540,000
Hospital Refunding RB (Indiana Univ Health) Series 2016B (LOC: BMO HARRIS BANK NA)		0.46%		07/07/16	9,100,000	9,100,000
Hospital Refunding RB (Indiana Univ Health) Series 2016C (LOC: BMO HARRIS BANK NA)		0.41%		07/07/16	12,500,000	12,500,000
RB (Ascension Health) Series 2008E-7		0.45%		07/07/16	15,075,000	15,075,000
RB (Ascension Health) Series 2008E-8		0.41%		07/07/16	10,000,000	10,000,000
See financial notes    35

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RB (DePauw Univ) Series 2008A (LOC: NORTHERN TRUST COMPANY (THE))		0.45%		07/07/16	33,260,000	33,260,000
RB (Ohio Valley Electric Corp) Series 2012B (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.43%		07/07/16	10,500,000	10,500,000
Refunding & RB (Trinity Health) Series 2009A & 2010B (LIQ: JPMORGAN CHASE BANK NA)	a	0.47%		07/07/16	16,750,000	16,750,000
Refunding & RB (Trinity Health) Series 2009A (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	5,500,000	5,500,000
Indiana Health & Educational Facility Financing Auth
RB (Ascension Health) Series 2006B1		4.10%		11/03/16	5,000,000	5,062,516
Indiana Housing & Community Development Agency
S/F Mortgage RB Series 2007A (LIQ: JPMORGAN CHASE BANK NA)	a	0.51%		07/07/16	2,065,000	2,065,000
S/F Mortgage RB Series 2007A (LIQ: JPMORGAN CHASE BANK NA)	a	0.53%		07/07/16	5,000	5,000
Indianapolis
M/F Housing RB (Capital Place Apts, Covington Square Apts & Woods at Oak Crossing) Series 2008 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.45%		07/07/16	10,000,000	10,000,000
M/F Housing RB (Nora Pines Apts) Series 2001 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.45%		07/07/16	8,875,000	8,875,000
M/F Refunding RB (Lake Nora & Fox Club) Series 2007 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.45%		07/07/16	27,305,000	27,305,000
Jasper Cnty
Economic Development RB (HGI Dairy) Series 2002 (LOC: AGRIBANK FCB)		0.53%		07/07/16	5,275,000	5,275,000
Lafayette
Solid Waste Disposal RB (Tate & Lyle Ingredients) Series 2006 (LOC: COOPERATIEVE RABOBANK UA)		0.48%		07/07/16	24,200,000	24,200,000
Lawrenceburg
Refunding Pollution Control RB (Indiana Michigan Power Co) Series H (LOC: BANK OF NOVA SCOTIA)		0.42%		07/07/16	5,500,000	5,500,000
Michigan City
M/F Hsg RB (Garden Estates West Apts) Series 2006 (LOC: BMO HARRIS BANK NA)		0.50%		07/07/16	2,210,000	2,210,000
Rockport
Pollution Control Refunding RB (American Electric Power) Series 1995A (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.43%		07/07/16	9,500,000	9,500,000
St. Joseph Cnty
RB (Western Manor Apts) Series 1997C (LOC: FEDERAL HOME LOAN BANKS)		0.76%		07/07/16	1,880,000	1,880,000
						316,027,516
Iowa 1.4%
Iowa Board of Regents
Hospital RB (Univ of Iowa Hospitals) Series 2012 (LIQ: ROYAL BANK OF CANADA)	a	0.43%		07/07/16	21,000,000	21,000,000
Iowa Finance Auth
Health Facilities RB (UnityPoint Health) Series 2013B2 (LOC: MUFG UNION BANK NA)	c	0.42%		07/07/16	12,010,000	12,010,000
M/F Housing RB (Country Club Village) Series 2006 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.46%		07/07/16	9,955,000	9,955,000
Midwestern Disaster Area RB (Cargill) Series 2009A		0.46%		07/07/16	28,095,000	28,095,000
Midwestern Disaster Area RB (Cargill) Series 2009B		0.46%		07/07/16	20,078,000	20,078,000
Midwestern Disaster Area RB (Cargill) Series 2012A		0.46%		07/07/16	31,300,000	31,300,000
36    See financial notes

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Midwestern Disaster Area RB (HF Chlor-Alkali) Series 2012 (LOC: US BANK NATIONAL ASSOCIATION)		0.47%		07/07/16	25,000,000	25,000,000
S/F Mortgage Bonds Series 2015B (LIQ: FEDERAL HOME LOAN BANKS)		0.44%		07/07/16	10,000,000	10,000,000
						157,438,000
Kansas 0.3%
Burlington
Environmental Improvement Refunding RB (Kansas City Power & Light Co) Series 2007B (LOC: MIZUHO BANK LTD)		0.48%		07/07/16	12,000,000	12,000,000
Kansas Department of Transportation
Highway RB Series 2015B (LIQ: CITIBANK NA)	a	0.43%		07/07/16	1,600,000	1,600,000
Kansas Development Finance Auth
M/F Housing RB (Springhill Apts) Series 2004B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.46%		07/07/16	9,285,000	9,285,000
RB (Sisters of Charity of Leavenworth Health System) Series 2010A (LIQ: JPMORGAN CHASE BANK NA)	a	0.47%		07/07/16	12,715,000	12,715,000
						35,600,000
Kentucky 0.8%
Boyle Cnty
Refunding RB (Centre College) Series 2008A (LOC: PNC BANK NATIONAL ASSOCIATION)		0.42%		07/07/16	4,000,000	4,000,000
Carroll Cnty
Environmental Facilities Refunding RB (Kentucky Utilities) Series 2006B (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.47%		07/07/16	20,000,000	20,000,000
Solid Waste Disposal Revenue & Refunding RB (Celotex) Series 2000 (LOC: BANK OF AMERICA NA)		0.45%		07/07/16	15,790,000	15,790,000
Hopkins Cnty
Industrial Building RB (J-Lok Corp) Series 2007 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.50%		07/07/16	1,500,000	1,500,000
Hopkinsville
IDRB (Riken Elastomers Corp) Series 2007A (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.47%		07/07/16	5,500,000	5,500,000
Industrial Building RB (Riken Elastomers Corp) Series 2013A (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.47%		07/07/16	5,000,000	5,000,000
Kenton Cnty Airport Board
Special Facilities RB (FlightSafety International) Series 2001A		0.43%		07/07/16	4,400,000	4,400,000
Kentucky Higher Ed Student Loan Corp
RB Sr Series 2008A1 (LOC: STATE STREET BANK AND TRUST COMPANY)		0.44%		07/07/16	12,315,000	12,315,000
RB Sr Series 2008A2 (LOC: STATE STREET BANK AND TRUST COMPANY)		0.44%		07/07/16	12,425,000	12,425,000
Kentucky Housing Corp
M/F Housing RB (Highlands Court Apts) Series 2007 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.53%		07/07/16	3,600,000	3,600,000
Richmond
IDRB (Mikron) Series 1995 (LOC: BANK OF AMERICA NA)		0.63%		07/07/16	400,000	400,000
Shelbyville
IDRB (NIFCO North America) Series 2008A (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.47%		07/07/16	10,000,000	10,000,000
						94,930,000
Louisiana 1.2%
Ascension Parish IDB
RB (BASF SE) Series 2009		0.47%		07/07/16	5,000,000	5,000,000
See financial notes    37

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Calcasieu Parish IDB
Refunding RB (Hydroserve Westlake) Series 1999 (LOC: JPMORGAN CHASE BANK NA)		0.56%		07/07/16	5,100,000	5,100,000
East Baton Rouge Parish
Pollution Control Refunding RB (ExxonMobil) Series 1989		0.35%		07/01/16	2,700,000	2,700,000
Louisiana
GO BAN Series 2016A (LOC: JPMORGAN CHASE BANK NA)	a	0.39%		07/01/16	33,515,000	33,515,000
Louisiana HFA
M/F Housing RB (Belmont Village Apts) Series 2009 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.44%		07/07/16	8,405,000	8,405,000
M/F Housing RB (Jefferson Lakes Apts) Series 2007 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.55%		07/07/16	13,530,000	13,530,000
M/F Housing RB (Lapalco Court Apts) Series 2007 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.55%		07/07/16	6,400,000	6,400,000
M/F Housing RB (Palmetto Apts) Series 2004 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.44%		07/07/16	2,840,000	2,840,000
Louisiana Local Government Environmental Facilities & Community Development Auth
RB (BASF Corp) Series 2000A		0.52%		07/07/16	6,000,000	6,000,000
RB (BASF Corp) Series 2001		0.52%		07/07/16	8,000,000	8,000,000
RB (BASF Corp) Series 2002		0.52%		07/07/16	10,000,000	10,000,000
Louisiana Public Facilities Auth
RB (Inter-Community Health Care) Series 1999 (LOC: BANK OF NEW YORK MELLON/THE)		0.44%		07/07/16	4,230,000	4,230,000
Plaquemines Port, Harbor & Terminal District
Port Facilities Refunding RB Series 1984B (LOC: WELLS FARGO BANK NA)		0.85%		03/14/17	20,000,000	20,000,000
St James Parish
RB (NuStar Logistics) Series 2011 (LOC: BANK OF NOVA SCOTIA)		0.44%		07/07/16	11,000,000	11,000,000
						136,720,000
Maine 0.1%
Dover-Foxcroft
Revenue Obligation (Pleasant River Lumber) Series 2005 (LOC: WELLS FARGO BANK NA)		0.53%		07/07/16	1,510,000	1,510,000
Maine State Housing Auth
Mortgage Purchase Bonds Series 2015E3 (LIQ: CITIBANK NA)		0.41%		07/07/16	15,000,000	15,000,000
						16,510,000
Maryland 1.0%
Baltimore
Water RB Series 2013A (LIQ: MORGAN STANLEY BANK NA)	a	0.45%		07/07/16	1,965,000	1,965,000
BlackRock Maryland Municipal Bond Trust
Variable Rate Demand Preferred Shares Series W-7 (LOC: CITIBANK NA)	a	0.50%		07/07/16	6,200,000	6,200,000
Maryland Community Development Administration
Housing RB Series 2006D&2007B (LIQ: WELLS FARGO & COMPANY)	a	0.43%		07/07/16	8,490,000	8,490,000
M/F Development RB (Ft. Washington Manor Sr Housing) Series 2005A (LOC: CITIBANK NA)		0.46%		07/07/16	12,210,000	12,210,000
M/F Development RB (Park View at Catonsville) Series 2007B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.44%		07/07/16	4,750,000	4,750,000
M/F Development RB (Residences at Ellicott Gardens) Series 2008C (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.45%		07/07/16	4,675,000	4,675,000
38    See financial notes

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
M/F Development RB (Shakespeare Park Apts) Series 2008B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.45%		07/07/16	7,200,000	7,200,000
Residential RB Series 2005E, 2006B,F,I&L, 2007D&H (LIQ: CREDIT SUISSE AG)	a	0.45%		07/07/16	5,085,000	5,085,000
Maryland IDA
Economic Development RB (Paul Reed Smith Guitars) Series 2008 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.45%		07/07/16	8,555,000	8,555,000
Montgomery Cnty
RB (Trinity Health) Series 2013MD		0.60%		09/01/16	21,500,000	21,500,000
Montgomery Cnty Housing Opportunities Commission
Housing RB (Oakfield Apts) Series 2005I (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.45%		07/07/16	31,650,000	31,650,000
						112,280,000
Massachusetts 0.8%
Massachusetts
GO Bonds Series 2016A (LIQ: BANK OF AMERICA NA)	a	0.44%		07/07/16	10,000,000	10,000,000
GO Bonds Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	a	0.44%		07/07/16	2,880,000	2,880,000
GO Refunding Bonds Series 2015B (LOC: JPMORGAN CHASE BANK NA)	a	0.39%		07/01/16	8,000,000	8,000,000
GO Refunding Bonds Series 2015C (LOC: JPMORGAN CHASE BANK NA)	a	0.39%		07/01/16	4,000,000	4,000,000
Massachusetts Dept of Transportation
Metropolitan Highway System Sr RB Series 2010A2 (LOC: BARCLAYS BANK PLC)		0.43%		07/07/16	2,500,000	2,500,000
Massachusetts Development Finance Agency
First Mortgage RB (Brookhaven at Lexington) Series 2005B (LOC: BANK OF AMERICA NA)		0.54%		07/07/16	1,170,000	1,170,000
M/F Housing RB (Archstone Reading Apts) Series 2004A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.46%		07/07/16	12,560,000	12,560,000
RB (CIL Realty of MA) Series 2016 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.41%		07/07/16	11,170,000	11,170,000
RB (Harvard Univ) Series 2010B2 (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	1,000,000	1,000,000
RB (Partners HealthCare) Series 2015O-1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	2,665,000	2,665,000
RB (Partners HealthCare) Series 2016Q (LIQ: CITIBANK NA)	a	0.43%		07/07/16	2,000,000	2,000,000
RB (Partners HealthCare) Series 2016Q (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	1,000,000	1,000,000
Massachusetts Health & Educational Facilities Auth
RB (Partners HealthCare) Series 2010J1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	3,000,000	3,000,000
RB (Partners HealthCare) Series P2 (LIQ: JPMORGAN CHASE BANK NA)		0.40%		07/07/16	1,700,000	1,700,000
Massachusetts HFA
Housing Bonds Series 2007A&C (LIQ: CITIBANK NA)	a	0.45%		07/07/16	11,235,000	11,235,000
Housing Bonds Series 2010B (LIQ: BARCLAYS BANK PLC)	a	0.45%		07/07/16	3,020,000	3,020,000
Housing Bonds Series 2010C (LIQ: CITIBANK NA)	a	0.45%		07/07/16	8,895,000	8,895,000
Massachusetts School Building Auth
Sr Dedicated Sales Tax Refunding Bonds Series 2012B (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	3,330,000	3,330,000
						90,125,000
See financial notes    39

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Michigan 2.5%
Kent Hospital Finance Auth
Refunding RB (Metropolitan Hospital) Series 2012 (LOC: BANK OF AMERICA NA)		0.42%		07/07/16	11,000,000	11,000,000
Michigan Finance Auth
Hospital RB (CHE Trinity Health) Series 2013MI3 (LOC: ROYAL BANK OF CANADA)	a	0.44%		07/07/16	15,000,000	15,000,000
Hospital Refunding RB (Ascension) Series 2016E		0.45%		07/07/16	9,000,000	9,000,000
Hospital Refunding RB (Trinity Health) Series 2016MI (LIQ: CITIBANK NA)	a	0.42%		07/07/16	4,000,000	4,000,000
Student Loan Refunding RB Series 22A (LOC: STATE STREET BANK AND TRUST COMPANY)		0.46%		07/07/16	12,700,000	12,700,000
Michigan Hospital Finance Auth
RB (Trinity Health Credit Group) Series 2005F		0.40%		07/07/16	4,525,000	4,525,000
Refunding RB (Ascension Health) Series 2010F-2		1.50%		03/01/17	2,030,000	2,040,208
Michigan Housing Development Auth
Rental Housing RB Series 2000A (LIQ: JPMORGAN CHASE BANK NA)		0.52%		07/07/16	35,695,000	35,695,000
Rental Housing RB Series 2005A (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)	c	0.46%		07/07/16	58,125,000	58,125,000
Rental Housing RB Series 2006D (LIQ: BANK OF AMERICA NA)	a	0.52%		07/07/16	2,880,000	2,880,000
Rental Housing RB Series 2007C (LIQ: JPMORGAN CHASE BANK NA)		0.52%		07/07/16	32,215,000	32,215,000
Rental Housing RB Series 2008C (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.45%		07/07/16	10,410,000	10,410,000
Rental Housing RB Series 2008D (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)	c	0.45%		07/07/16	15,380,000	15,380,000
Rental Hsg RB Series 2006D (LIQ: BANK OF AMERICA NA)	a	0.72%		07/07/16	1,830,000	1,830,000
Michigan State Univ
General RB Series 2005 (LIQ: ROYAL BANK OF CANADA)		0.45%		07/07/16	2,500,000	2,500,000
Michigan Strategic Fund
Limited Obligation RB (Kroger) Series 2010 (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.44%		07/07/16	18,475,000	18,475,000
Limited Obligation RB (Mibelloon Dairy) Series 2006 (LOC: WELLS FARGO BANK NA)		0.53%		07/07/16	3,000,000	3,000,000
Limited Obligation RB (Tubelite) Series 2012 (LOC: COMERICA BANK)		0.56%		07/07/16	20,000,000	20,000,000
Limited Obligation RB (YMCA of Greater Grand Rapids) Series 2004 (LOC: COMERICA BANK)		0.47%		07/07/16	10,930,000	10,930,000
Limited Obligation RB (YMCA of Greater Grand Rapids) Series 2005 (LOC: COMERICA BANK)		0.47%		07/07/16	3,685,000	3,685,000
University of Michigan
CP Notes Series K2		0.47%	08/04/16	03/21/17	14,000,000	14,000,000
General RB Series 2015 (LIQ: CITIBANK NA)	a	0.43%		07/07/16	1,300,000	1,300,000
						288,690,208
Minnesota 0.7%
Crystal
M/F Hsg Refunding (Crystal Apts) RB Series 1997 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.42%		07/07/16	3,582,000	3,582,000
East Grand Forks
Solid Waste Disposal Refunding RB (American Crystal Sugar) Series 2009 (LOC: COBANK ACB)		0.43%		07/07/16	16,110,000	16,110,000
40    See financial notes

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Hennepin Cnty Housing & Redevelopment Auth
M/F Housing RB (City Apts at Loring Park) Series 2001 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.52%		07/07/16	9,250,000	9,250,000
M/F Housing Refunding RB (Stone Arch Apts) Series 2002 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.50%		07/07/16	2,800,000	2,800,000
Minnesota HFA
Residential Housing Finance Bonds Series 2003B (LIQ: ROYAL BANK OF CANADA)		0.44%		07/07/16	4,500,000	4,500,000
Residential Housing Finance Bonds Series 2009F (LIQ: FEDERAL HOME LOAN BANKS)		0.44%		07/07/16	2,995,000	2,995,000
Minnetonka
Housing Facilities Refunding RB (Beacon Hill) Series 2004 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.43%		07/07/16	6,130,000	6,130,000
St. Louis Park
M/F Housing Refunding RB (Urban Park Apts) Series 2010A (LOC: WELLS FARGO BANK NA)		0.56%		07/07/16	2,845,000	2,845,000
Western Minnesota Municipal Power Agency
Power Supply RB Series 2006A (LOC: US BANK NATIONAL ASSOCIATION)	a	0.41%		07/07/16	26,965,000	26,965,000
						75,177,000
Mississippi 0.4%
Jackson Cnty
Water System GO Refunding Bonds Series 1994		0.25%		08/01/16	11,840,000	11,840,000
Mississippi
GO Bonds Series 2007B (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.44%		07/07/16	13,370,000	13,370,000
Mississippi Business Finance Corp
IDRB (Central Mississippi Baking Co) Series 2005 (LOC: BANK OF AMERICA NA)		0.58%		07/07/16	2,630,000	2,630,000
IDRB (Chevron) Series 2007E		0.44%		07/01/16	7,200,000	7,200,000
Mississippi Development Bank
Special Obligation Bonds Series (Marshall Cnty IDA) 2012 (LIQ: CREDIT SUISSE AG)	a	0.45%		07/07/16	3,200,000	3,200,000
Mississippi Home Corp
M/F Housing RB (Edgewood Manor Apts) Series 2008-2 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.55%		07/07/16	5,000,000	5,000,000
M/F Housing RB (William Bell Apts) Series 2008-1 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.54%		07/07/16	5,360,000	5,360,000
						48,600,000
Missouri 1.7%
Blue Springs IDA
M/F Housing RB (Autumn Place Apts) Series 2004 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.44%		07/07/16	7,500,000	7,500,000
Kansas City
Special Obligation Refunding RB (H. Roe Bartle Convention Ctr) Series 2008F (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.43%		07/07/16	12,100,000	12,100,000
Kansas City IDA
M/F Housing RB (Clay Terrace Apts) Series 2006 (LOC: BANK OF AMERICA NA)		0.49%		07/07/16	9,830,000	9,830,000
M/F Housing RB (Timberlane Village Apts) Series 1986 (LOC: WELLS FARGO BANK NA)		0.43%		07/07/16	18,400,000	18,400,000
M/F Housing Refunding RB (Ethan Apts) Series 2004 (LOC: US BANK NATIONAL ASSOCIATION)		0.43%		07/07/16	7,500,000	7,500,000
See financial notes    41

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Metropolitan St Louis Sewer District
Wastewater System Refunding RB Series 2015B (LIQ: CITIBANK NA)	a	0.43%		07/07/16	2,670,000	2,670,000
Wastewater System Refunding RB Series 2015B (LIQ: ROYAL BANK OF CANADA)	a	0.43%		07/07/16	1,665,000	1,665,000
Missouri Environmental Improvement & Energy Resources Auth
Water Facilities Refunding RB (Missouri-American Water Co) Series 2006 (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: CREDIT SUISSE AG)	a	0.45%		07/07/16	12,235,000	12,235,000
Missouri Health & Educational Facilities Auth
Health Facilities RB (BJC Health) Series 2013B (LIQ: ROYAL BANK OF CANADA)	a	0.44%		07/07/16	16,000,000	16,000,000
RB (Ascension Health) Series 2003C-3		0.41%		07/07/16	5,200,000	5,200,000
RB (Ascension Health) Series 2008C4		0.41%		07/07/16	9,665,000	9,665,000
Palmyra IDA
Solid Waste Disposal RB (BASF Corp) Series 2002		0.52%		07/07/16	18,000,000	18,000,000
St. Charles Cnty Public Water Supply District #2
COP Series 2005 (LOC: BANK OF AMERICA NA)		0.44%		07/07/16	7,295,000	7,295,000
St. Louis Cnty IDA
IDRB (Kessler Container) Series 1997A (LOC: BANK OF AMERICA NA)		0.63%		07/07/16	700,000	700,000
M/F Housing RB (Black Forest Apts) Series 1997 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.46%		07/07/16	4,000,000	4,000,000
M/F Housing RB (General Grant Colonial Village Apts) Series 2003 (LOC: FEDERAL HOME LOAN BANKS)		0.46%		07/07/16	15,865,000	15,865,000
M/F Housing RB (Southwest Crossing) Series 2001 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	0.46%		07/07/16	9,500,000	9,500,000
M/F Housing RB (Whispering Lakes Apts) Series 1995 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.46%		07/07/16	7,435,000	7,435,000
M/F Housing Refunding RB (Merchandise Mart Apts) Series 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.46%		07/07/16	20,475,000	20,475,000
Taney Cnty IDA
RB (Keeter Heights) Series 2006 (LOC: US BANK NATIONAL ASSOCIATION)		0.54%		07/07/16	1,745,000	1,745,000
Washington IDA
IDRB (Missourian Publishing) Series 2006A (LOC: US BANK NATIONAL ASSOCIATION)		0.46%		07/07/16	5,465,000	5,465,000
						193,245,000
Nebraska 0.8%
Douglas Cnty Hospital Auth #3
Health Facilities Refunding RB (Nebraska Methodist Health) Series 2008 (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: CITIBANK NA)	a	0.44%		07/07/16	5,265,000	5,265,000
Nebraska Investment Finance Auth
M/F Housing Refunding RB (Pheasant Ridge Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.45%		07/07/16	8,950,000	8,950,000
S/F Housing RB Series 2014B (LIQ: FEDERAL HOME LOAN BANKS)		0.47%		07/07/16	25,400,000	25,400,000
S/F Housing RB Series 2015B (LIQ: FEDERAL HOME LOAN BANKS)		0.47%		07/07/16	17,100,000	17,100,000
S/F Hsg RB Series 2016B (LOC: FEDERAL HOME LOAN BANKS)		0.47%		07/07/16	15,000,000	15,000,000
42    See financial notes

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Washington Cnty
IDRB (Cargill) Series 2010		0.46%		07/07/16	7,000,000	7,000,000
IDRB (Cargill) Series 2010B		0.46%		07/07/16	10,000,000	10,000,000
						88,715,000
Nevada 2.0%
Clark Cnty
Airport PFC RB Series 2007A2 (LOC: US BANK NATIONAL ASSOCIATION)	a	0.41%		07/07/16	44,740,000	44,740,000
Airport System Sub Lien RB Series 2008A2 (LOC: STATE STREET BANK AND TRUST COMPANY)		0.45%		07/07/16	5,900,000	5,900,000
Economic Development Refunding RB (Bishop Gorman HS) Series 2011 (LOC: BANK OF AMERICA NA)		0.42%		07/07/16	9,780,000	9,780,000
IDRB (Southwest Gas Corp) Series 2009A (LOC: BANK OF AMERICA NA)		0.47%		07/07/16	11,500,000	11,500,000
IDRB (Southwest Gas) Series 2008A (LOC: MUFG UNION BANK NA)		0.43%		07/07/16	7,200,000	7,200,000
Clark Cnty SD
LT GO Bonds Series 2006B (LOC: STATE STREET BANK AND TRUST COMPANY)	a	0.44%		07/07/16	14,630,000	14,630,000
Las Vegas
Economic Development RB (Andre Agassi Charitable Foundation) Series 2005 (LOC: BANK OF AMERICA NA)		0.45%		07/07/16	10,975,000	10,975,000
Las Vegas Valley Water District
LT GO CP Series 2004A (LIQ: TORONTO-DOMINION BANK/THE)	a	0.44%		07/07/16	7,210,000	7,210,000
LT GO Water Refunding Bonds Series 2015 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.44%		07/07/16	9,000,000	9,000,000
Nevada Housing Division
M/F Housing RB (Apache Pines Apts) Series 1999A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.50%		07/07/16	11,800,000	11,800,000
M/F Housing RB (Golden Apts) Series 2007 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.50%		07/07/16	7,850,000	7,850,000
M/F Housing RB (Sierra Pointe Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.50%		07/07/16	9,465,000	9,465,000
M/F Housing RB (St. Rose Seniors Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.50%		07/07/16	14,770,000	14,770,000
M/F Hsg RB (Silver Pines Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.50%		07/07/16	11,800,000	11,800,000
M/F Hsg RB (Sundance Village Apts) Series 2004 (LOC: CITIBANK NA)		0.51%		07/07/16	14,100,000	14,100,000
Reno
Health Facility RB (Catholic Healthcare West) Series 2007A (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: CREDIT SUISSE AG)	a	0.45%		07/07/16	42,750,000	42,750,000
						233,470,000
New Jersey 0.7%
New Jersey Economic Development Auth
IDRB (Advanced Drainage Systems) Series 2007 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.50%		07/07/16	2,500,000	2,500,000
RB (Marina Energy) Series 2006A (LOC: JPMORGAN CHASE BANK NA)		0.46%		07/07/16	5,465,000	5,465,000
Transportation System Bonds Series 2005B&2006A & School Facilities Construction Refunding Bonds Series 2005K (LOC: STATE STREET BANK AND TRUST COMPANY)	a	0.45%		07/07/16	19,400,000	19,400,000
See financial notes    43

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
New Jersey Housing & Mortgage Finance Agency
S/F Housing RB Series 2005R (LIQ: TD BANK NA)		0.44%		07/07/16	3,865,000	3,865,000
S/F Housing RB Series 2008BB (LIQ: TD BANK NA)		0.41%		07/07/16	9,400,000	9,400,000
S/F Housing RB Series 2008Z (LIQ: ROYAL BANK OF CANADA)		0.43%		07/07/16	18,310,000	18,310,000
Nuveen New Jersey Dividend Advantage Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: TD BANK NA)	a	0.52%		07/07/16	10,000,000	10,000,000
Variable Rate Demand Preferred Shares Series 2 (LOC: ROYAL BANK OF CANADA)	a	0.52%		07/07/16	10,500,000	10,500,000
Rutgers State Univ
GO Bonds Series 2013L (LIQ: BANK OF AMERICA NA)	a	0.42%		07/07/16	7,100,000	7,100,000
						86,540,000
New Mexico 0.1%
Bernalillo Cnty
M/F Housing Refunding RB (Desert Willow Apts) Series 2008 (LOC: US BANK NATIONAL ASSOCIATION)		0.51%		07/07/16	7,500,000	7,500,000
New York 6.7%
Metropolitan Transportation Auth
Dedicated Tax Fund Bonds Series 2016B (LIQ: JPMORGAN CHASE BANK NA)	a	0.45%		07/07/16	6,670,000	6,670,000
Transportation RB Series 2005E3 (LOC: BANK OF MONTREAL)		0.40%		07/07/16	10,000,000	10,000,000
Monroe Security & Safety Systems Local Development Corp
RB Series 2010 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.43%		07/07/16	32,400,000	32,400,000
Nassau Cnty Interim Finance Auth
Sales Tax Secured Bonds Series 2008B (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.41%		07/07/16	11,405,000	11,405,000
Nassau Health Care Corp
Cnty Guaranteed Bonds Series 2009C2 (LOC: WELLS FARGO BANK NA)		0.42%		07/07/16	8,515,000	8,515,000
New Rochelle IDA
IDRB (West End Phase I) Series 2006 (LOC: CITIBANK NA)		0.53%		07/07/16	3,860,000	3,860,000
New York City
GO Bonds Fiscal 2004 Series H (LOC: CALIFORNIA PUBLIC EMPLOYEES' RETIREMENT SYSTEM)		0.41%		07/07/16	30,155,000	30,155,000
GO Bonds Fiscal 2004 Series H3 (LOC: CALIFORNIA PUBLIC EMPLOYEES' RETIREMENT SYSTEM)		0.41%		07/07/16	27,855,000	27,855,000
GO Bonds Fiscal 2009 Series H1 (LIQ: CITIBANK NA)	a	0.43%		07/07/16	5,000,000	5,000,000
GO Bonds Fiscal 2014 Series A1 (LIQ: BARCLAYS BANK PLC)	a	0.44%		07/07/16	5,300,000	5,300,000
GO Bonds Fiscal 2014 Series I1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	2,500,000	2,500,000
GO Bonds Fiscal Series 2015 F5 (LIQ: BARCLAYS BANK PLC)		0.40%		07/01/16	4,000,000	4,000,000
New York City Capital Resource Corp
RB Series 2008B1 (LOC: BANK OF AMERICA NA)		0.49%		07/07/16	19,765,000	19,765,000
New York City Housing Development Corp
M/F Housing RB Series 2009C1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	2,625,000	2,625,000
M/F Housing RB Series 2014C3 (LIQ: TD BANK NA)		0.41%		07/07/16	200,000	200,000
M/F Housing RB Series 2016B		0.43%		10/03/16	10,000,000	10,000,000
M/F Mortgage RB (Boricua Village Apts) Series 2007A (LOC: CITIBANK NA)		0.50%		07/07/16	4,250,000	4,250,000
M/F Mortgage RB (Parkview Apts) Series 2004A (LOC: CITIBANK NA)		0.49%		07/07/16	5,935,000	5,935,000
44    See financial notes

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
M/F Mortgage RB (Rev Ruben Diaz Gardens Apts) Series 2006A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.44%		07/07/16	4,000,000	4,000,000
M/F Mortgage RB (White Plains Courtyard Apts) Series 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.43%		07/07/16	4,400,000	4,400,000
M/F Rental Housing RB (Related - W 89th St) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	0.49%		07/07/16	37,400,000	37,400,000
New York City Municipal Water Finance Auth
Water & Sewer RB Series 2001 F (LIQ: MIZUHO BANK LTD)		0.44%		07/01/16	4,000,000	4,000,000
Water & Sewer System 2nd Resolution RB Fiscal 2012 Series FF (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	1,905,000	1,905,000
Water & Sewer System 2nd Resolution RB Fiscal 2013 Series BB (LIQ: MORGAN STANLEY BANK NA)	a	0.45%		07/07/16	2,250,000	2,250,000
Water & Sewer System Fiscal 2015 Series BB3 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.42%		07/07/16	6,500,000	6,500,000
Water & Sewer System RB Fiscal 2007 Series CC2 (LIQ: BANK OF NOVA SCOTIA)		0.39%		07/01/16	3,615,000	3,615,000
Water & Sewer System RB Fiscal 2008 Series BB3 (LIQ: ROYAL BANK OF CANADA)		0.41%		07/07/16	7,000,000	7,000,000
Water & Sewer System RB Fiscal 2009 Series AA (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	7,295,000	7,295,000
Water & Sewer System RB Fiscal 2011 Series EE (LIQ: TORONTO-DOMINION BANK/THE)	a	0.44%		07/07/16	13,815,000	13,815,000
Water & Sewer System RB Fiscal 2013 Series CC (LIQ: MORGAN STANLEY BANK NA)	a	0.45%		07/07/16	2,500,000	2,500,000
New York City Transitional Finance Auth
Building Aid RB Fiscal 2007 Series S1 (LIQ: CITIBANK NA)	a	0.44%		07/07/16	23,180,000	23,180,000
Building Aid RB Fiscal 2012 Series S1A (LIQ: CITIBANK NA)	a	0.43%		07/07/16	5,625,000	5,625,000
Building Aid RB Fiscal 2013 Series S1 (LIQ: CITIBANK NA)	a	0.43%		07/07/16	6,250,000	6,250,000
Building Aid RB Fiscal 2015 Series S2 (LIQ: TORONTO-DOMINION BANK/THE)	a	0.44%		07/07/16	16,600,000	16,600,000
Future Tax Secured Sub Bonds Fiscal 2014 Series D4 (LIQ: MIZUHO BANK LTD)		0.39%		07/01/16	2,965,000	2,965,000
Future Tax Secured Sub Bonds Fiscal 2016 Series E4 (LIQ: JPMORGAN CHASE BANK NA)		0.37%		07/01/16	4,000,000	4,000,000
Future Tax Secured Sub RB Fiscal 2012 Series E1 (LIQ: CITIBANK NA)	a	0.43%		07/07/16	5,000,000	5,000,000
Future Tax Secured Sub RB Fiscal 2012 Series F1 (LIQ: MORGAN STANLEY BANK NA)	a	0.45%		07/07/16	6,800,000	6,800,000
Future Tax Secured Sub RB Fiscal 2013 Series B (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	3,125,000	3,125,000
Future Tax Secured Sub RB Fiscal 2014 Series A1 (LIQ: ROYAL BANK OF CANADA)	a	0.43%		07/07/16	6,300,000	6,300,000
Future Tax Secured Sub RB Fiscal 2015 Series A1 (LIQ: MORGAN STANLEY BANK NA)	a	0.45%		07/07/16	4,000,000	4,000,000
New York State Dormitory Auth
State Personal Income Tax RB Series 2006C (LIQ: CITIBANK NA)	a	0.44%		07/07/16	7,680,000	7,680,000
State Personal Income Tax RB Series 2006D (LIQ: CITIBANK NA)	a	0.43%		07/07/16	4,545,000	4,545,000
State Personal Income Tax RB Series 2011C (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	4,200,000	4,200,000
State Personal Income Tax RB Series 2014C (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	14,000,000	14,000,000
State Sales Tax RB Series 2015B (LIQ: WELLS FARGO BANK NA)	a	0.41%		07/07/16	2,580,000	2,580,000
See financial notes    45

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
New York State Energy Research & Development Auth
Facilities RB (Consolidated Edison) Series 2005A3 (LOC: MIZUHO BANK LTD)		0.40%		07/07/16	9,100,000	9,100,000
New York State Environmental Facilities Corp
Clean Water & Drinking Water Revolving Funds Sub RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	1,900,000	1,900,000
Solid Waste Disposal RB (Waste Management) Series 2002B (LOC: JPMORGAN CHASE BANK NA)		0.45%		07/07/16	9,800,000	9,800,000
New York State HFA
855 6th Avenue Housing RB Series 2015A (LOC: WELLS FARGO BANK NA)		0.46%		07/07/16	1,000,000	1,000,000
Housing RB (345 E 94th St) Series 1998A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.42%		07/07/16	11,700,000	11,700,000
Housing RB (360 W 43rd St) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.49%		07/07/16	22,000,000	22,000,000
Housing RB (600 W 42nd St) Series 2008A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.45%		07/07/16	22,245,000	22,245,000
Housing RB (625 W 57th St) Series 2015A2 (LOC: BANK OF NEW YORK MELLON/THE)		0.41%		07/07/16	32,000,000	32,000,000
Housing RB (Navy Pier Court) Series 2014A (LOC: PNC BANK NATIONAL ASSOCIATION)		0.41%		07/07/16	11,100,000	11,100,000
Housing RB (North End Ave) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.46%		07/07/16	12,900,000	12,900,000
Housing RB (Related-42nd & 10th) Series 2010A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.40%		07/07/16	12,800,000	12,800,000
Hsg RB (Theatre Row Tower) Series 2000A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.49%		07/07/16	25,000,000	25,000,000
Hsg RB (Tribeca Landing) Series 1997A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.49%		07/07/16	17,600,000	17,600,000
New York State Mortgage Agency
Homeowner Mortgage RB Series 115 (LIQ: JPMORGAN CHASE BANK NA)		0.44%		07/07/16	23,995,000	23,995,000
Homeowner Mortgage RB Series 129 (LIQ: ROYAL BANK OF CANADA)		0.42%		07/07/16	5,000,000	5,000,000
Homeowner Mortgage RB Series 132 (LIQ: ROYAL BANK OF CANADA)		0.43%		07/01/16	1,750,000	1,750,000
Homeowner Mortgage RB Series 144 (LIQ: JPMORGAN CHASE BANK NA)		0.42%		07/01/16	4,200,000	4,200,000
Homeowner Mortgage RB Series 153 (LIQ: BARCLAYS BANK PLC)		0.43%		07/07/16	13,360,000	13,360,000
New York State Thruway Auth
State Personal Income Tax RB Series 2009A (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	15,725,000	15,725,000
State Personal Income Tax RB Series 2012A (LIQ: TORONTO-DOMINION BANK/THE)	a	0.44%		07/07/16	2,000,000	2,000,000
New York State Urban Development Corp
State Personal Income Tax RB Series 2013A1 (LIQ: MORGAN STANLEY BANK NA)	a	0.45%		07/07/16	11,600,000	11,600,000
State Personal Income Tax RB Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	a	0.44%		07/07/16	1,455,000	1,455,000
Port Auth of New York & New Jersey
Consolidated Bonds 147th Series (LIQ: CITIBANK NA)	a,c	0.45%		07/07/16	36,820,000	36,820,000
Consolidated Bonds 152nd Series (LIQ: JPMORGAN CHASE BANK NA)	a	0.49%		07/07/16	5,555,000	5,555,000
Consolidated Bonds 152nd Series (LIQ: MORGAN STANLEY BANK NA)	a	0.45%		07/07/16	32,970,000	32,970,000
46    See financial notes

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Consolidated Bonds 152nd Series (LIQ: TORONTO-DOMINION BANK/THE)	a	0.46%		07/07/16	7,505,000	7,505,000
Consolidated Bonds 169th Series (LIQ: JPMORGAN CHASE BANK NA)	a	0.49%		07/07/16	6,440,000	6,440,000
Consolidated Bonds 172nd Series (LIQ: JPMORGAN CHASE BANK NA)	a	0.49%		07/07/16	3,080,000	3,080,000
Consolidated Bonds 177th Series (LIQ: CREDIT SUISSE AG)	a	0.45%		07/07/16	1,665,000	1,665,000
Consolidated Bonds 178th Series (LIQ: JPMORGAN CHASE BANK NA)	a	0.49%		07/07/16	1,660,000	1,660,000
Consolidated Bonds 185th Series (LIQ: CITIBANK NA)	a	0.45%		07/07/16	2,050,000	2,050,000
Consolidated Bonds 194th Series (LIQ: CREDIT SUISSE AG)	a	0.44%		07/07/16	5,680,000	5,680,000
Triborough Bridge & Tunnel Auth
General RB Series 2016A (LIQ: ROYAL BANK OF CANADA)	a	0.43%		07/07/16	2,500,000	2,500,000
Utility Debt Securitization Auth
Restructuring Bonds Series 2013TE (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	1,000,000	1,000,000
						777,120,000
North Carolina 0.2%
Charlotte
COP Series 2003F (LIQ: BANK OF AMERICA NA)		0.42%		07/07/16	11,485,000	11,485,000
North Carolina
GO Bonds Series 2015A (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	2,750,000	2,750,000
Limited Obligation Refunding Bonds Series 2014C (LIQ: CITIBANK NA)	a	0.43%		07/07/16	2,800,000	2,800,000
North Carolina Capital Facilities Finance Agency
RB (Duke Univ) Series 2015B (LIQ: CITIBANK NA)	a	0.43%		07/07/16	1,600,000	1,600,000
Recreational Facilities RB (YMCA of Greater Charlotte) Series 2007A (LOC: BRANCH BANKING AND TRUST COMPANY)		0.43%		07/07/16	4,020,000	4,020,000
North Carolina Ports Auth
Exempt Facility RB (Wilmington Bulk) Series 2001A (LOC: BRANCH BANKING AND TRUST COMPANY)		0.48%		07/07/16	1,280,000	1,280,000
Piedmont Triad Airport Auth
Airport RB Series 2008B (LOC: BRANCH BANKING AND TRUST COMPANY)		0.46%		07/07/16	1,010,000	1,010,000
						24,945,000
North Dakota 0.5%
North Dakota HFA
Home Mortgage Bonds Series 2016B (LIQ: BARCLAYS BANK PLC)	a	0.51%		07/07/16	9,685,000	9,685,000
Home Mortgage RB Series 2005C (LIQ: FEDERAL HOME LOAN BANKS)		0.48%		07/07/16	11,305,000	11,305,000
Home Mortgage RB Series 2009B (LIQ: FEDERAL HOME LOAN BANKS)		0.43%		07/07/16	34,190,000	34,190,000
						55,180,000
Ohio 1.9%
Columbus Regional Airport Auth
Airport Development RB (Flightsafety) Series 2015A		0.41%		07/07/16	17,340,000	17,340,000
Airport Development RB (Flightsafety) Series 2015B		0.41%		07/07/16	19,100,000	19,100,000
See financial notes    47

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Franklin Cnty
Hospital Facilities RB (OhioHealth) Series 2015 (LIQ: TORONTO-DOMINION BANK/THE)	a	0.44%		07/07/16	2,000,000	2,000,000
Hospital Facilities Refunding RB (OhioHealth) Series 2009A (LIQ: BARCLAYS BANK PLC)		0.42%		07/07/16	10,000,000	10,000,000
Hospital Facilities Refunding RB (OhioHealth) Series 2011D		4.00%		08/01/16	5,715,000	5,732,572
RB (OhioHealth) Series 2011C		0.41%		07/07/16	7,000,000	7,000,000
RB (Trinity Health) Series 2013-OH		0.60%		09/01/16	25,000,000	25,000,000
Marion Cnty
M/F Housing RB (Avalon Lakes) Series 2006 (LOC: FEDERAL HOME LOAN BANKS)		0.46%		07/07/16	5,165,000	5,165,000
Northeast Ohio Regional Sewer District
Wastewater RB Series 2013 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.43%		07/07/16	5,000,000	5,000,000
Ohio
GO Bonds Series 2006B		0.41%		07/07/16	17,800,000	17,800,000
Hospital RB (Cleveland Clinic) Series 2008A (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	1,850,000	1,850,000
Hospital Refunding RB (Cleveland Clinic) Series 2009A (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	2,000,000	2,000,000
Ohio HFA
Residential Mortgage RB Series 2007B (LIQ: JPMORGAN CHASE BANK NA)		0.52%		07/07/16	34,490,000	34,490,000
Residential Mortgage RB Series 2016E (LIQ: FEDERAL HOME LOAN BANKS)		0.42%		07/07/16	4,035,000	4,035,000
Residential Mortgage RB Series 2016F (LIQ: FEDERAL HOME LOAN BANKS)		0.42%		07/07/16	4,550,000	4,550,000
Residential Mortgage RB Series 2016G (LIQ: FEDERAL HOME LOAN BANKS)		0.42%		07/07/16	12,590,000	12,590,000
Residential Mortgage RB Series 2016H (LIQ: FEDERAL HOME LOAN BANKS)		0.42%		07/07/16	11,510,000	11,510,000
Ohio State Air Quality Development Auth
Exempt Facilities RB (Andersons Marathon Ethanol) Series 2007 (LOC: COBANK ACB)		0.48%		07/07/16	20,000,000	20,000,000
Pollution Control Refunding RB (TimkenSteel) Series 2003 (LOC: JPMORGAN CHASE BANK NA)		0.42%		07/07/16	5,000,000	5,000,000
Ohio Water Development Auth
RB (Water Pollution Control Loan Fund) Series 2016A (LIQ: BMO HARRIS BANK NA)		0.42%		07/07/16	10,000,000	10,000,000
Refunding RB (TimkenSteel) Series 2001 (LOC: NORTHERN TRUST COMPANY (THE))		0.41%		07/07/16	900,000	900,000
Toledo-Lucas Cnty Port Auth
Airport Development RB (Flightsafety) Series 1998-1		0.43%		07/07/16	3,750,000	3,750,000
						224,812,572
Oregon 1.1%
Oregon Business Development Commission
RB (Murphy) Series 230 (LOC: US BANK NATIONAL ASSOCIATION)		0.47%		07/07/16	6,000,000	6,000,000
Oregon Facilities Auth
M/F Hsg RB (Vintage At Bend Apts) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.46%		07/07/16	5,195,000	5,195,000
Oregon Health, Housing, Educational & Cultural Facilities Auth
RB (Assumption Village) Series 2001A (LOC: MUFG UNION BANK NA)		0.43%		07/07/16	2,730,000	2,730,000
48    See financial notes

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Oregon Housing & Community Services Dept
S/F Mortgage RB Series 2007E (LIQ: JPMORGAN CHASE BANK NA)		0.49%		07/07/16	27,575,000	27,575,000
S/F Mortgage RB Series 2007H (LIQ: JPMORGAN CHASE BANK NA)		0.49%		07/07/16	28,725,000	28,725,000
S/F Mortgage RB Series 2008C (LIQ: JPMORGAN CHASE BANK NA)		0.49%		07/07/16	31,030,000	31,030,000
S/F Mortgage RB Series 2008F (LIQ: JPMORGAN CHASE BANK NA)		0.45%		07/07/16	19,100,000	19,100,000
Portland CCD
GO Bonds Series 2013 (LIQ: CREDIT SUISSE AG)	a	0.45%		07/07/16	3,835,000	3,835,000
Portland Housing Auth
M/F Hsg RB (Civic Apts) 2005 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.50%		07/07/16	7,800,000	7,800,000
						131,990,000
Pennsylvania 2.9%
Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center) Series 2010F (LIQ: JPMORGAN CHASE BANK NA)	a	0.43%		07/01/16	16,100,000	16,100,000
Allegheny Cnty IDA
Health Care RB (Vincentian Collaborative) Series 2008B (LOC: PNC BANK NATIONAL ASSOCIATION)		0.43%		07/07/16	3,725,000	3,725,000
Cumberland Cnty Municipal Auth
RB (Diakon Lutheran Social Ministries) Series 2014B (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.46%		07/07/16	7,145,000	7,145,000
Geisinger Auth
Health System RB (Geisinger Health) Series 2013B (LIQ: TD BANK NA)		0.37%		07/01/16	600,000	600,000
Northeastern Hospital & Education Auth
RB (Commonwealth Medical College) Series 2009 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.42%		07/07/16	3,040,000	3,040,000
Pennsylvania
GO Refunding Bonds Third Series 2004 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.44%		07/07/16	33,875,000	33,875,000
Pennsylvania HFA
S/F Mortgage RB Series 2002-75A (LIQ: ROYAL BANK OF CANADA)		0.43%		07/07/16	18,965,000	18,965,000
S/F Mortgage RB Series 2003-77B (LIQ: ROYAL BANK OF CANADA)		0.43%		07/07/16	17,075,000	17,075,000
S/F Mortgage RB Series 2003-79B (LIQ: ROYAL BANK OF CANADA)		0.43%		07/07/16	27,080,000	27,080,000
S/F Mortgage RB Series 2004-81C (LIQ: ROYAL BANK OF CANADA)		0.43%		07/07/16	10,750,000	10,750,000
S/F Mortgage RB Series 2004-82C (LIQ: ROYAL BANK OF CANADA)		0.43%		07/07/16	21,875,000	21,875,000
S/F Mortgage RB Series 2005-88B (LIQ: TD BANK NA)		0.41%		07/07/16	5,130,000	5,130,000
S/F Mortgage RB Series 2005-88C (LIQ: TD BANK NA)		0.41%		07/07/16	15,235,000	15,235,000
S/F Mortgage RB Series 2005-91B (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.43%		07/07/16	8,215,000	8,215,000
S/F Mortgage RB Series 2006-93B (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.43%		07/07/16	26,725,000	26,725,000
S/F Mortgage RB Series 2006-94B (LIQ: TD BANK NA)		0.41%		07/07/16	25,720,000	25,720,000
S/F Mortgage RB Series 2007-100C (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.43%		07/07/16	22,690,000	22,690,000
See financial notes    49

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
S/F Mortgage RB Series 2007-97A (LIQ: TORONTO-DOMINION BANK/THE)	a	0.46%		07/07/16	1,278,639	1,278,639
S/F Mortgage RB Series 2013-115A (LIQ: JPMORGAN CHASE BANK NA)	a	0.51%		07/07/16	2,250,000	2,250,000
Pennsylvania State Univ
Refunding RB Series 2009B		0.66%		06/01/17	7,000,000	7,000,000
Philadelphia
Airport Refunding RB Series 2005C2 (LOC: ROYAL BANK OF CANADA)		0.42%		07/07/16	21,525,000	21,525,000
GO RB Series 2009B (LOC: BARCLAYS BANK PLC)		0.42%		07/07/16	9,300,000	9,300,000
Philadelphia SD
GO Refunding Bonds Series 2016C (LOC: PNC BANK NATIONAL ASSOCIATION)		0.42%		07/07/16	17,200,000	17,200,000
Washington Cnty Auth
Refunding RB (Univ of Pennsylvania) Series 2004		0.40%		07/07/16	6,995,000	6,995,000
Washington Cnty Hospital Auth
Hospital RB (Washington Hospital) Series 2008A (LOC: PNC BANK NATIONAL ASSOCIATION)		0.39%		07/01/16	2,870,000	2,870,000
						332,363,639
Rhode Island 0.1%
Rhode Island Housing & Mortgage Finance Corp
Homeownership Opportunity Bonds Series 56A (LIQ: CITIBANK NA)	a	0.46%		07/07/16	6,780,000	6,780,000
Homeownership Opportunity RB Series 56-A (LIQ: TORONTO-DOMINION BANK/THE)	a	0.46%		07/07/16	5,670,000	5,670,000
M/F Mortgage RB (Groves at Johnson) Series 2006 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.44%		07/07/16	2,700,000	2,700,000
						15,150,000
South Carolina 0.3%
Charleston Educational Excellence Financing Corp
Installment Purchase Refunding RB Series 2013B (LIQ: CREDIT SUISSE AG)	a	0.45%		07/07/16	575,000	575,000
Charleston Waterworks & Sewer
RB Series 2015 (LIQ: CITIBANK NA)	a	0.43%		07/07/16	3,000,000	3,000,000
South Carolina Jobs Economic Development Auth
IRB (South Carolina Electric & Gas) Series 2008 (LOC: TD BANK NA)		0.41%		07/07/16	6,935,000	6,935,000
RB (Holcim) Series 2003 (LOC: COMERICA BANK)		0.51%		07/07/16	25,000,000	25,000,000
						35,510,000
South Dakota 0.8%
South Dakota Housing Development Auth
Homeownership Mortgage Bonds Series 2007I (LIQ: FEDERAL HOME LOAN BANKS)		0.45%		07/07/16	30,000,000	30,000,000
Homeownership Mortgage Bonds Series 2008C (LIQ: FEDERAL HOME LOAN BANKS)		0.45%		07/07/16	50,000,000	50,000,000
M/F Housing RB (Harmony Heights) Series 2001 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.52%		07/07/16	6,100,000	6,100,000
South Dakota Value Added Finance Auth
Solid Waste Disposal RB (Lincoln Land) Series 2014 (LOC: AGRIBANK FCB)		0.53%		07/07/16	5,500,000	5,500,000
						91,600,000
50    See financial notes

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Tennessee 1.1%
Blount Cnty Public Building Auth
Public Improvement Bonds Series E6A (LOC: BRANCH BANKING AND TRUST COMPANY)		0.43%		07/07/16	19,535,000	19,535,000
Chattanooga IDA
Lease Rental Refunding RB Series 2007 (LIQ: ROYAL BANK OF CANADA)	a	0.43%		07/07/16	7,000,000	7,000,000
Clarksville Public Building Auth
Pooled Financing RB Series 1997 (LOC: BANK OF AMERICA NA)		0.46%		07/07/16	1,100,000	1,100,000
Pooled Financing RB Series 1999 (LOC: BANK OF AMERICA NA)	a	0.46%		07/07/16	4,545,000	4,545,000
Grundy Cnty IDB
Limited Obligation RB (Toyo Seat USA) Series 2001 (LOC: COMERICA BANK)		0.56%		07/07/16	700,000	700,000
Jackson Health, Educational & Housing Facility Board
M/F Housing RB (Patrician Terrace Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.46%		07/07/16	2,000,000	2,000,000
Memphis & Shelby Cnty Sports Auth
Refunding RB (Memphis Arena) Series 2007C&D (LOC: STATE STREET BANK AND TRUST COMPANY)	a	0.44%		07/07/16	12,795,000	12,795,000
Metro Government of Nashville & Davidson Cnty Health & Educational Facilities Board
M/F Housing RB (Burning Tree Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.46%		07/07/16	7,190,000	7,190,000
M/F Housing RB (Weatherly Ridge Apts) Series 2006A (LOC: US BANK NATIONAL ASSOCIATION)		0.45%		07/07/16	5,000,000	5,000,000
M/F Housing Refunding RB (Brentwood Oaks Apts) Series 1991 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.43%		07/07/16	11,320,000	11,320,000
Montgomery Cnty Public Building Auth
Pooled Financing RB (Tennessee Cnty Loan Pool) Series 1995 (LOC: BANK OF AMERICA NA)	a	0.46%		07/07/16	545,000	545,000
Pooled Financing RB (Tennessee Cnty Loan Pool) Series 1997 (LOC: BANK OF AMERICA NA)		0.46%		07/07/16	9,695,000	9,695,000
Sevier Cnty Public Building Auth
Local Government Bonds Series VIIB1 (LOC: BANK OF AMERICA NA)		0.45%		07/07/16	11,745,000	11,745,000
Public Improvement Bonds Series VA1 (LOC: BRANCH BANKING AND TRUST COMPANY)		0.48%		07/07/16	10,000,000	10,000,000
Shelby Cnty
Extendible CP Series 2015A		0.54%	08/15/16	02/11/17	7,000,000	7,000,000
Extendible CP Series 2015A		0.49%	07/05/16	03/04/17	13,335,000	13,335,000
Shelby Cnty Health, Educational & Housing Facilities Board
M/F Hsg Mortgage RB (Lexington & Charter Oaks Apts) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.50%		07/07/16	3,200,000	3,200,000
RB (Methodist Healthcare) Series 2004B (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a	0.47%		07/07/16	6,100,000	6,100,000
RB (Methodist Healthcare) Series 2004B (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a	0.49%		07/07/16	5,000	5,000
						132,810,000
Texas 9.3%
Alamo CCD
LT GO Refunding Bonds Series 2012 (LIQ: CREDIT SUISSE AG)	a	0.45%		07/07/16	6,670,000	6,670,000
Brazos Harbor IDC
Refunding RB (BASF Corp) Series 2006		0.52%		07/07/16	4,300,000	4,300,000
See financial notes    51

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Brazos River Harbor Navigation District
RB (BASF Corp) Series 2001		0.52%		07/07/16	5,000,000	5,000,000
RB (BASF Corp) Series 2002		0.52%		07/07/16	25,000,000	25,000,000
Calhoun Cnty Navigation District
Environmental Facilities RB (Formosa Plastics) Series 2006 (LOC: BANK OF AMERICA NA)		0.48%		07/07/16	28,500,000	28,500,000
Solid Waste Disposal RB (Formosa Plastics) Series 2000 (LOC: JPMORGAN CHASE BANK NA)		0.48%		07/07/16	12,500,000	12,500,000
Calhoun Cnty Navigation IDA
Port RB (Formosa Plastics) Series 2011C (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.45%		07/07/16	27,500,000	27,500,000
Calhoun Port Auth
Environmental Facilities RB (Formosa Plastics) Series 2011B (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.45%		07/07/16	45,000,000	45,000,000
Port RB (Formosa Plastics Corp) Series 2007A (LOC: PNC BANK NATIONAL ASSOCIATION)		0.45%		07/07/16	47,300,000	47,300,000
Port RB (Formosa Plastics Corp) Series 2011A (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.45%		07/07/16	32,300,000	32,300,000
Clear Creek ISD
ULT GO Refunding Bonds Series 2008A (ESCROW) (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: BANK OF AMERICA NA)	a	0.46%		07/07/16	5,000,000	5,000,000
Collin Cnty HFA
M/F Housing RB (Huntington Apts) Series 1996 (LOC: NORTHERN TRUST COMPANY (THE))		0.43%		07/07/16	12,305,000	12,305,000
Dallam Cnty IDC
Economic Development RB (Hillmar Cheese) Series 2010 (LOC: COBANK ACB)		0.45%		07/07/16	20,000,000	20,000,000
Economic Development Refunding RB (Hilmar Cheese) Series 2009 (LOC: COBANK ACB)		0.45%		07/07/16	24,500,000	24,500,000
IDRB (Dalhart Jersey Ranch) Series 2006 (LOC: COBANK ACB)		0.53%		07/07/16	2,975,000	2,975,000
IDRB (Morning Star Dairy) Series 2015 (LOC: FARM CREDIT BANK OF TEXAS)		0.53%		07/07/16	5,350,000	5,350,000
Dallas Area Rapid Transit
Sr Lien Sales Tax RB Series 2008 (ESCROW) (LIQ: CITIBANK NA)	a	0.43%		07/07/16	13,000,000	13,000,000
Sr Lien Sales Tax Refunding RB Series 2016A (LIQ: MORGAN STANLEY BANK NA)	a	0.45%		07/07/16	10,905,000	10,905,000
Dallas-Fort Worth Int'l Airport Facility Improvement Corp
Airport Facility RB (FlightSafety) Series 1999		0.43%		07/07/16	8,030,000	8,030,000
Grand Parkway Transportation Corp
Sub Tier Toll RB Series 2013B (LIQ: ROYAL BANK OF CANADA)	a	0.44%		07/07/16	11,000,000	11,000,000
Sub Tier Toll RB Series 2013B (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.44%		07/07/16	35,600,000	35,600,000
Gulf Coast Waste Disposal Auth
RB (ExxonMobil) Series 2001B		0.39%		07/01/16	6,500,000	6,500,000
Hale Cnty IDC
Economic Development RB (Silverado TX) Series 2008 (LOC: COOPERATIEVE RABOBANK UA)		0.53%		07/07/16	5,400,000	5,400,000
IDRB (Struikmans Ramona) Series 2003 (LOC: COOPERATIEVE RABOBANK UA)		0.53%		07/07/16	3,000,000	3,000,000
IDRB (White River Ranch) Series 2004 (LOC: WELLS FARGO BANK NA)		0.53%		07/07/16	4,000,000	4,000,000
52    See financial notes

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Harris Cnty Cultural Education Facilities Finance Corp
Hospital RB (Memorial Hermann Health) Series 2014D		0.43%		07/07/16	16,700,000	16,700,000
Hospital RB (Memorial Hermann) Series 2016C		0.41%		07/07/16	5,000,000	5,000,000
Hospital Refunding RB (Memorial Hermann) Series 2016D		0.43%		07/07/16	7,000,000	7,000,000
Harris Cnty Housing Finance Corp
M/F Housing RB (Baypointe Apts) Series 2006 (LOC: CITIBANK NA)		0.44%		07/07/16	11,780,000	11,780,000
M/F Housing RB (Village At Cornerstone Apts) Series 2004 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.45%		07/07/16	7,215,000	7,215,000
Houston ISD
LT GO Bonds Series 2008 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	4,995,000	4,995,000
LT GO Bonds Series 2008 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)	a	0.46%		07/07/16	5,000	5,000
Lavaca-Navidad River Auth
Water Contract RB (Formosa Plastics) Series 1990 (LOC: BANK OF AMERICA NA)		0.49%		07/07/16	13,600,000	13,600,000
Leander ISD
ULT GO & Refunding Bonds Series 2008 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: CITIBANK NA)	a	0.44%		07/07/16	4,950,000	4,950,000
Mesquite ISD
ULT GO Bonds Series 2000 (LIQ: JPMORGAN CHASE BANK NA)		0.50%		07/21/16	10,000,000	10,000,000
Muleshoe Economic Development Corp
IDRB (John Lyle & Grace Ajean) Series 2005 (LOC: COOPERATIEVE RABOBANK UA)		0.53%		07/07/16	4,570,000	4,570,000
North Central Texas Health Facilities Development Corp
Hospital RB (Children's Medical Center of Dallas) Series 2009 (LIQ: TORONTO-DOMINION BANK/THE)	a	0.44%		07/07/16	18,495,000	18,495,000
Hospital RB (Children's Medical Center of Dallas) Series 2009 (LIQ: TORONTO-DOMINION BANK/THE)	a	0.46%		07/07/16	5,000	5,000
North East ISD
ULT GO Bonds Series 2007A (LOC: US BANK NATIONAL ASSOCIATION)	a	0.55%		07/07/16	18,715,000	18,715,000
North Texas Tollway Auth
System RB Series 2011A (LIQ: CITIBANK NA)	a	0.43%		07/07/16	7,715,000	7,715,000
System RB Series 2011A (LIQ: CITIBANK NA)	a	0.44%		07/07/16	9,940,000	9,940,000
System Refunding RB Series 2008 (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: MORGAN STANLEY BANK NA)	a	0.45%		07/07/16	6,000,000	6,000,000
Port Arthur Navigation District IDC
Exempt Facilities RB (Total USA) Series 2012A		0.45%		07/07/16	30,000,000	30,000,000
Exempt Facilities RB (Total USA) Series 2012B		0.45%		07/07/16	15,000,000	15,000,000
RB (Total USA) Series 2011		0.45%		07/07/16	17,000,000	17,000,000
RB (Total USA) Series 2012		0.45%		07/07/16	15,000,000	15,000,000
Port of Houston Auth
ULT Refunding Bonds Series 2008A (LIQ: JPMORGAN CHASE BANK NA)	a	0.49%		07/07/16	37,825,000	37,825,000
ULT Refunding Bonds Series 2008A (LIQ: JPMORGAN CHASE BANK NA)	a	0.51%		07/07/16	5,000	5,000
Port of Port Arthur Navigation District
RB (ATOFINA Petrochemicals) Series 2003B		0.50%		07/07/16	10,000,000	10,000,000
RB (BASF Corp) Series 1998		0.51%		07/07/16	8,700,000	8,700,000
RB (BASF Corp) Series 2003A		0.52%		07/07/16	15,000,000	15,000,000
RB (TOTAL Petrochemicals USA) Series 2008		0.50%		07/07/16	50,000,000	50,000,000
See financial notes    53

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
San Antonio
Electric & Gas Systems Refunding RB Series 2009A (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	5,000,000	5,000,000
San Antonio Public Facilities Corp
Improvement and Refunding Lease RB Series 2012 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.43%		07/07/16	12,535,000	12,535,000
Lease & Refunding RB Series 2012 (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	10,705,000	10,705,000
Southeast Housing Finance Corp
M/F Housing RB (Piedmont Apts) Series 2006 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.45%		07/07/16	12,935,000	12,935,000
Tarrant Cnty Cultural Education Facilities Finance Corp
RB (Texas Health Resources System) Series 2008C		0.42%		07/07/16	30,500,000	30,500,000
RB (Texas Health Resources) Series 2008B		0.45%		07/07/16	2,285,000	2,285,000
Refunding RB (CHRISTUS Health) Series 2008C1 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.46%		07/07/16	14,580,000	14,580,000
Refunding RB (Texas Health Resources System) Series 2007A (LIQ: BANK OF AMERICA NA)	a	0.51%		07/07/16	1,125,000	1,125,000
Refunding RB (Texas Health Resources) Series 2007A (LIQ: MORGAN STANLEY BANK NA)	a	0.45%		07/07/16	61,595,000	61,595,000
Texas
GO Bonds Series 2015B (LIQ: MIZUHO BANK LTD)		0.45%		07/07/16	16,245,000	16,245,000
GO Refunding Bonds Series 1999A (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.49%		07/07/16	10,325,000	10,325,000
Texas A&M Univ
System RB Series 2010B (LIQ: BARCLAYS BANK PLC)	a	0.44%		07/07/16	2,500,000	2,500,000
Texas Dept of Housing & Community Affairs
M/F Housing RB (Atascocita Pines Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.45%		07/07/16	10,790,000	10,790,000
M/F Housing RB (Costa Ibiza Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.43%		07/07/16	8,000,000	8,000,000
M/F Housing RB (Creek Point Apts) Series 2000 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.48%		07/07/16	5,360,000	5,360,000
M/F Housing RB (Lancaster Apts) Series 2007 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.45%		07/07/16	13,180,000	13,180,000
M/F Housing RB (Villas at Henderson) Series 2006 (LOC: CITIBANK NA)		0.44%		07/07/16	6,515,000	6,515,000
M/F Housing Refunding RB (Addison Park Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.55%		07/07/16	12,705,000	12,705,000
M/F Housing Refunding RB (Alta Cullen Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.46%		07/07/16	11,900,000	11,900,000
M/F Housing Refunding RB (Red Hills Villas) Series 2006 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.46%		07/07/16	4,615,000	4,615,000
M/F Hsg RB (West Oaks Sr Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.45%		07/07/16	12,075,000	12,075,000
S/F Mortgage RB Series 2004D (LIQ: TEXAS STATE OF)		0.45%		07/07/16	3,200,000	3,200,000
S/F Mortgage RB Series 2007A (AMT) (LIQ: TEXAS STATE OF)		0.51%		07/07/16	8,405,000	8,405,000
S/F Mortgage RB Series 2007B (LIQ: BANK OF AMERICA NA)	a	0.51%		07/07/16	1,130,000	1,130,000
S/F Mortgage Refunding RB Bonds Series 2004B (LIQ: TEXAS STATE OF)		0.49%		07/07/16	10,000,000	10,000,000
S/F Mortgage Refunding RB Series 2005A (LIQ: TEXAS STATE OF)		0.51%		07/07/16	19,130,000	19,130,000
54    See financial notes

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Texas Transportation Commission
GO Bonds Series 2006B (LIQ: STATE STREET BANK AND TRUST COMPANY; CALIFORNIA PUBLIC EMPLOYEES' RETIREMENT SYSTEM;)		0.42%		07/07/16	10,800,000	10,800,000
GO Refunding Bonds Series 2014 (LIQ: MORGAN STANLEY BANK NA)	a	0.45%		07/07/16	4,000,000	4,000,000
Univ of Texas
Revenue Financing RB Series 2012B (LIQ: ROYAL BANK OF CANADA)	a	0.43%		07/07/16	7,300,000	7,300,000
						1,076,285,000
Utah 0.4%
Clearfield
M/F Housing Refunding RB (Oakstone Apts) Series 2008 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.48%		07/07/16	12,100,000	12,100,000
Logan City
IDRB (Scientific Technology) Series 2001 (LOC: BANK OF THE WEST)		0.50%		07/07/16	1,200,000	1,200,000
Salt Lake Cnty Housing Auth
M/F Housing Refunding RB (Bridgeside Landing Apts) Series 2008 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.48%		07/07/16	14,225,000	14,225,000
Utah Housing Corp
M/F Housing RB (Tanglewood Apts) Series 2004A (LOC: CITIBANK NA)		0.45%		07/07/16	9,000,000	9,000,000
Utah Transit Auth
Sales Tax RB Series 2008A (ESCROW) (LIQ: CREDIT SUISSE AG)	a	0.45%		07/07/16	13,500,000	13,500,000
						50,025,000
Virginia 0.5%
Fairfax Cnty IDA
Health Care RB (Inova Health) Series 2012D (LIQ: CREDIT SUISSE AG)	a	0.45%		07/07/16	3,080,000	3,080,000
King George Cnty IDA
Solid Waste Disposal Facility RB (Garnet) Series 1996 (LOC: JPMORGAN CHASE BANK NA)		0.45%		07/07/16	3,700,000	3,700,000
Metropolitan Washington Airports Auth
Airport System RB Series 2007B (LIQ: JPMORGAN CHASE BANK NA)	a	0.49%		07/07/16	5,000,000	5,000,000
Airport System Refunding & RB Series 2011A2 (LOC: ROYAL BANK OF CANADA)		0.43%		07/07/16	10,000,000	10,000,000
Airport System Refunding & RB Series 2011A3 (LOC: ROYAL BANK OF CANADA)		0.43%		07/07/16	20,000,000	20,000,000
Airport System Refunding RB Series 2012A & 2014A (LIQ: BARCLAYS BANK PLC)	a	0.52%		07/07/16	9,750,000	9,750,000
Norfolk Economic Development Auth
Hospital Facilities Refunding RB (Sentara Health) Series 2016B		0.41%		07/07/16	3,605,000	3,605,000
Hospital Facs Revenue RB (Sentara Health) Series 2016 A		0.40%		07/07/16	7,000,000	7,000,000
						62,135,000
Washington 4.1%
Central Puget Sound Regional Transit Auth
Sales Tax Bonds Series 2007A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a	0.51%		07/07/16	8,385,000	8,385,000
See financial notes    55

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
King Cnty
LT GO Bonds Series 2010A (LIQ: STATE STREET BANK AND TRUST COMPANY)		0.41%		07/07/16	11,000,000	11,000,000
Sewer Refunding & RB Series 2011B (LIQ: BARCLAYS BANK PLC)	a	0.44%		07/07/16	7,785,000	7,785,000
Sewer Refunding & RB Series 2011B (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	6,950,000	6,950,000
Sewer Refunding RB Series 2006 (ESCROW) (LIQ: BANK OF AMERICA NA)	a	0.43%		07/07/16	10,000,000	10,000,000
King Cnty Housing Auth
RB (Auburn Court Apts) Series 1997 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.45%		07/07/16	11,445,000	11,445,000
RB (Greenbridge Redevelopment-Salmon Creek Apts) Series 2007 (LOC: BANK OF AMERICA NA)		0.46%		07/07/16	3,940,000	3,940,000
RB (Overlake Tod) Series 2000B (LOC: BANK OF AMERICA NA)		0.46%		07/07/16	6,475,000	6,475,000
Port of Seattle
RB (Crowley Marine Services) Series 2001 (LOC: DNB BANK ASA)		0.52%		07/07/16	8,700,000	8,700,000
RB Series 2007B (LIQ: WELLS FARGO BANK NA)	a	0.46%		07/07/16	5,565,000	5,565,000
Snohomish Cnty Housing Auth
RB (Olympic View & Sound View Apts) Series 2007 (LOC: BANK OF AMERICA NA)		0.48%		07/07/16	5,240,000	5,240,000
Washington
GO Bonds Series 2003C (LIQ: MORGAN STANLEY BANK NA)	a	0.45%		07/07/16	8,115,000	8,115,000
GO Bonds Series 2009E (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	5,000,000	5,000,000
GO Bonds Series 2009E (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a	0.46%		07/07/16	5,000	5,000
GO Bonds Series 2011B (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	4,000,000	4,000,000
GO Bonds Series 2012C (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	5,000,000	5,000,000
GO Bonds Series 2014A (LIQ: MORGAN STANLEY BANK NA)	a	0.45%		07/07/16	2,500,000	2,500,000
GO Bonds Series 2014D (LIQ: CITIBANK NA)	a	0.43%		07/07/16	4,700,000	4,700,000
GO Refunding Bonds Series R-2007B (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.44%		07/07/16	3,800,000	3,800,000
GO Refunding Bonds Series R2010B (LIQ: BANK OF AMERICA NA)	a	0.42%		07/07/16	10,000,000	10,000,000
Washington Economic Development Finance Auth
Solid Waste Disposal RB (Heirborne Investments) Series 2006K (LOC: MUFG UNION BANK NA)		0.43%		07/07/16	4,270,000	4,270,000
Solid Waste Disposal RB (Waste Management) Series 2000C (LOC: BANK OF AMERICA NA)		0.46%		07/07/16	17,900,000	17,900,000
Solid Waste Disposal RB (Waste Management) Series 2000H (LOC: BANK OF AMERICA NA)		0.46%		07/07/16	13,650,000	13,650,000
Solid Waste Disposal RB (Waste Management) Series 2000I (LOC: BANK OF AMERICA NA)		0.46%		07/07/16	20,885,000	20,885,000
Washington Health Care Facilities Auth
RB (MultiCare Health System) Series 2007C (LOC: BARCLAYS BANK PLC)		0.40%		07/07/16	1,000,000	1,000,000
RB (Multicare Health System) Series 2009A (LIQ: ROYAL BANK OF CANADA)	a	0.43%		07/07/16	8,110,000	8,110,000
RB (Providence Health & Services) Series 2010A (LIQ: BANK OF AMERICA NA)	a	0.41%		07/07/16	10,180,000	10,180,000
RB (Providence Health & Services) Series 2014C&2014D (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	12,675,000	12,675,000
56    See financial notes

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RB (Providence Health & Services) Series 2014D (LIQ: MORGAN STANLEY BANK NA)	a	0.45%		07/07/16	5,665,000	5,665,000
RB (Providence Heath & Services) Series 2014C (LIQ: BANK OF AMERICA NA)	a	0.43%		07/07/16	8,675,000	8,675,000
RB (Seattle Children's Hospital) Series 2010A (LIQ: BANK OF AMERICA NA)	a	0.43%		07/07/16	8,155,000	8,155,000
Refunding RB (Seattle Children's Hospital) Series 2015B (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	13,860,000	13,860,000
Washington State Housing Finance Commission
M/F Housing RB (Anchor Village Apts) Series 1997 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.45%		07/07/16	10,750,000	10,750,000
M/F Housing RB (Ballinger Court Sr Apts) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.45%		07/07/16	3,400,000	3,400,000
M/F Housing RB (Brittany Park Phase II) Series 1998A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.45%		07/07/16	3,480,000	3,480,000
M/F Housing RB (Brittany Park) Series 1996A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.45%		07/07/16	8,930,000	8,930,000
M/F Housing RB (Forest Creek Apts) Series 2006 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.45%		07/07/16	13,680,000	13,680,000
M/F Housing RB (Highlander Apts) Series 2004A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.46%		07/07/16	7,000,000	7,000,000
M/F Housing RB (Kitts Corner Apts) Series 2014 (LOC: FEDERAL HOME LOAN BANKS)		0.43%		07/07/16	27,500,000	27,500,000
M/F Housing RB (Lakewood Meadows Apts) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.50%		07/07/16	6,280,000	6,280,000
M/F Housing RB (Parkview Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.46%		07/07/16	3,060,000	3,060,000
M/F Housing RB (Rainier Court Apts) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.45%		07/07/16	12,750,000	12,750,000
M/F Housing RB (Reserve at SeaTac Apts) Series 2015 (LOC: FEDERAL HOME LOAN BANKS)		0.43%		07/07/16	10,500,000	10,500,000
M/F Housing RB (Rolling Hills Apts) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.45%		07/07/16	6,125,000	6,125,000
M/F Housing RB (Seasons Apts) Series 2006 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.50%		07/07/16	22,640,000	22,640,000
M/F Housing RB (Vintage at Burien Sr Living) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.45%		07/07/16	6,570,000	6,570,000
M/F Housing RB (Vintage at Chehalis Sr Living) Series 2006 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.45%		07/07/16	8,190,000	8,190,000
M/F Housing RB (Willow Tree Grove Apts) Series 2011 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.42%		07/07/16	11,955,000	11,955,000
M/F Housing RB (Woodrose Apts) Series 1999A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.45%		07/07/16	6,750,000	6,750,000
M/F Hsg RB (Clark Island) Series 2007 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.46%		07/07/16	5,560,000	5,560,000
M/F Mortgage RB (Meridian Court Apts) Series 1996 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.44%		07/07/16	6,700,000	6,700,000
M/F Mortgage RB (Wandering Creek) Series 1995 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.44%		07/07/16	5,300,000	5,300,000
M/F RB (Heatherwood Apts) Series 2002A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.50%		07/07/16	14,525,000	14,525,000
See financial notes    57

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
M/F RB (Regency Park Apts) Series 1999A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.50%		07/07/16	7,805,000	7,805,000
RB (Park Vista Retirement) Series 2005A (LOC: FEDERAL HOME LOAN BANKS)		0.45%		07/07/16	8,200,000	8,200,000
						471,280,000
West Virginia 0.7%
Cabell Cnty
Univ Facilities RB (Provident Group) Series 2010A (LOC: BANK OF AMERICA NA)		0.43%		07/07/16	41,595,000	41,595,000
Putnam Cnty Commission
Solid Waste Disposal RB (Toyota Motor Manufacturing) Series 1998A		0.43%		07/07/16	40,000,000	40,000,000
West Virginia Economic Development Auth
Solid Waste Disposal RB (Appalachian Power Co) Series 2009B (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.42%		07/07/16	1,800,000	1,800,000
						83,395,000
Wisconsin 1.7%
Oconomowoc Community Development Auth
M/F Housing RB Series 2004 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.46%		07/07/16	4,430,000	4,430,000
Red Cedar
IDRB (Fairmount Minerals) Series 2007 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.46%		07/07/16	10,000,000	10,000,000
Wisconsin
GO Bonds Series 2006C (LIQ: CITIBANK NA)	a	0.47%		07/07/16	1,595,000	1,595,000
Wisconsin Health & Educational Facilities Auth
RB (Ascension Health) Series 2012D (LIQ: CITIBANK NA)	a	0.43%		07/07/16	3,000,000	3,000,000
RB (Ascension Health) Series 2016A (LIQ: MORGAN STANLEY BANK NA)	a	0.45%		07/07/16	13,750,000	13,750,000
RB (Children's Hospital of WI) Series 2008B (LIQ: BARCLAYS BANK PLC)	a	0.44%		07/07/16	6,620,000	6,620,000
RB (Froedtert & Community Health) Series 2009C (LIQ: CREDIT SUISSE AG)	a	0.45%		07/07/16	15,785,000	15,785,000
RB (Froedtert & Community Health) Series 2009C (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	14,200,000	14,200,000
RB (Froedtert Health) Series 2012A (LIQ: ROYAL BANK OF CANADA)	a	0.44%		07/07/16	5,275,000	5,275,000
Wisconsin Housing & Economic Development Auth
Home Ownership RB Series 2015C (LIQ: ROYAL BANK OF CANADA)		0.42%		07/07/16	5,500,000	5,500,000
Home Ownership RB Series 2015C (LIQ: ROYAL BANK OF CANADA)		0.44%		07/07/16	11,000,000	11,000,000
Home Ownership RB Series 2016C (LOC: ROYAL BANK OF CANADA)		0.42%		07/07/16	9,500,000	9,500,000
Homeownership RB Series 2003B (LIQ: FEDERAL HOME LOAN BANKS)		0.51%		07/07/16	15,710,000	15,710,000
Homeownership RB Series 2007E (LIQ: FEDERAL HOME LOAN BANKS)		0.42%		07/07/16	10,240,000	10,240,000
Homeownership RB Series 2008A (LIQ: BMO HARRIS BANK NA)		0.51%		07/07/16	28,525,000	28,525,000
Housing RB Series 2008A (LIQ: JPMORGAN CHASE BANK NA)		0.53%		07/07/16	5,235,000	5,235,000
Housing RB Series 2008G (LIQ: JPMORGAN CHASE BANK NA)		0.53%		07/07/16	9,740,000	9,740,000
Housing RB Series 2012B (LIQ: FEDERAL HOME LOAN BANKS)		0.42%		07/07/16	13,965,000	13,965,000
58    See financial notes

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
M/F Housing Bonds Series 2007A (LIQ: FEDERAL HOME LOAN BANKS)		0.45%		07/07/16	7,005,000	7,005,000
M/F Housing Bonds Series 2007C (LIQ: FEDERAL HOME LOAN BANKS)		0.45%		07/07/16	5,960,000	5,960,000
M/F Housing Bonds Series 2008A (LIQ: FEDERAL HOME LOAN BANKS)		0.43%		07/07/16	4,910,000	4,910,000
						201,945,000
Wyoming 0.7%
Green River
RB (Rhone-Poulenc) Series 1994 (LOC: COMERICA BANK)		0.56%		07/07/16	11,400,000	11,400,000
Lincoln Cnty
Pollution Control RB Series 1987B		0.36%		07/01/16	5,720,000	5,720,000
Sublette Cnty
Pollution Control Refunding RB (Exxon Mobil) Series 2014		0.40%		07/01/16	2,500,000	2,500,000
Wyoming Community Development Auth
Housing RB 2007 Series 11 (LIQ: FEDERAL HOME LOAN BANKS)		0.47%		07/07/16	6,000,000	6,000,000
Housing RB 2007 Series 2 (LIQ: STATE STREET BANK AND TRUST COMPANY)		0.45%		07/07/16	6,000,000	6,000,000
Housing RB 2007 Series 4 (LIQ: FEDERAL HOME LOAN BANKS)		0.47%		07/07/16	14,000,000	14,000,000
Housing RB 2007 Series 6 (LIQ: FEDERAL HOME LOAN BANKS)		0.47%		07/07/16	7,000,000	7,000,000
Housing RB 2007 Series 8 (LIQ: FEDERAL HOME LOAN BANKS)		0.47%		07/07/16	12,000,000	12,000,000
Housing RB Series 2006-7 (LIQ: STATE STREET BANK AND TRUST COMPANY)		0.45%		07/07/16	10,000,000	10,000,000
Housing RB Series 2006-9 (LIQ: STATE STREET BANK AND TRUST COMPANY)		0.45%		07/07/16	10,000,000	10,000,000
						84,620,000
Other Investments 2.5%
Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund
Variable Rate Demand Preferred Shares Series 2 (LOC: JPMORGAN CHASE BANK NA)	a	0.49%		07/07/16	44,900,000	44,900,000
Nuveen Premium Income Municipal Fund 2
Variable Rate Demand Preferred Shares Series 1 (LOC: BARCLAYS BANK PLC)	a	0.54%		07/07/16	91,200,000	91,200,000
Nuveen Select Quality Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: BARCLAYS BANK PLC)	a	0.54%		07/07/16	87,100,000	87,100,000
Western Asset Intermediate Muni Fund
Variable Rate Demand Preferred Stock Series 1 (LOC: CITIBANK NA)	a	0.50%		07/07/16	10,100,000	10,100,000
Western Asset Managed Municipals Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: CITIBANK NA)	a	0.50%		07/07/16	39,000,000	39,000,000
See financial notes    59

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Western Asset Municipal Partners Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: CITIBANK NA)	a	0.50%		07/07/16	12,600,000	12,600,000
						284,900,000
Total Variable-Rate Municipal Securities
(Cost $8,817,528,283)						8,817,528,283

End of Investments.

At 06/30/16, the tax basis cost of the fund's investments was $11,797,844,289.
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,571,402,639 or 22.2% of net assets.
b	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
c	All or a portion of this security is designated as collateral for delayed-delivery securities.

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
HFA —	Housing finance agency/authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development bond
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
PFC —	Passenger facility charge
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
ULT —	Unlimited tax
USD —	Unified school district

At June 30, 2016, all of the fund's investment securities were classified as Level 2. The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2016. The breakdown of the fund's investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
60    See financial notes

Schwab Municipal Money Fund
Statement of
Assets and Liabilities
As of June 30, 2016; unaudited
Assets
Investments, at cost and value (Note 2a)		$11,797,844,289
Cash		306,475
Receivables:
Investments sold		126,207,271
Interest		13,390,201
Fund shares sold		1,566,000
Prepaid expenses	+	191,655
Total assets		11,939,505,891
Liabilities
Payables:
Investments bought		110,229,973
Investments bought — Delayed delivery		227,323,066
Investment adviser and administrator fees		970,879
Fund shares redeemed		370,987
Distributions to shareholders		131,661
Accrued expenses	+	266,653
Total liabilities		339,293,219
Net Assets
Total assets		11,939,505,891
Total liabilities	–	339,293,219
Net assets		$11,600,212,672
Net Assets by Source
Capital received from investors		11,601,105,592
Net realized capital losses		(892,920)

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Sweep Shares	$10,072,240,738		10,069,646,774		$1.00
Value Advantage Shares	$491,348,160		491,222,686		$1.00
Select Shares	$274,937,553		274,867,073		$1.00
Premier Shares	$761,686,221		761,491,085		$1.00

See financial notes    61

Schwab Municipal Money Fund
Statement of
Operations
For the period January 1, 2016 through June 30, 2016; unaudited
Investment Income
Interest		$17,080,639
Expenses
Investment adviser and administrator fees		20,208,320
Shareholder service fees:
Sweep Shares		19,475,405
Value Advantage Shares		577,103
Select Shares		329,127
Premier Shares		832,759
Portfolio accounting fees		193,079
Registration fees		142,266
Custodian fees		106,492
Shareholder reports		71,377
Transfer agent fees		41,622
Independent trustees' fees		37,389
Professional fees		32,596
Interest expense		6,425
Other expenses	+	95,142
Total expenses		42,149,102
Expense reduction by CSIM and its affiliates	–	26,114,209
Net expenses	–	16,034,893
Net investment income		1,045,746
Realized Gains (Losses)
Net realized losses on investments		(892,920)
Increase in net assets resulting from operations		$152,826
62    See financial notes

Schwab Municipal Money Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/16-6/30/16		1/1/15-12/31/15
Net investment income		$1,045,746	$1,282,009
Net realized gains (losses)	+	(892,920)	3,578,752
Increase in net assets from operations		152,826	4,860,761
Distributions to Shareholders
Distributions from net investment income
Sweep Shares		(557,781)	(1,096,172)
Value Advantage Shares		(28,520)	(57,966)
Select Shares		(71,130)	(33,213)
Premier Shares	+	(388,315)	(94,658)
Total distributions from net investment income		(1,045,746)	(1,282,009)
Distributions from net realized gains
Sweep Shares		—	(1,947,923)
Value Advantage Shares		—	(92,693)
Select Shares		—	(52,625)
Premier Shares	+	—	(139,375)
Total distributions from net realized gains		—	(2,232,616)
Total distributions		(1,045,746)	(3,514,625)
Transactions in Fund Shares*
Shares Sold
Sweep Shares		14,173,577,650	32,652,845,392
Value Advantage Shares		48,341,367	134,376,195
Select Shares		28,316,936	66,545,654
Premier Shares	+	105,873,415	105,883,366
Total shares sold		14,356,109,368	32,959,650,607
Shares Reinvested
Sweep Shares		503,864	3,007,374
Value Advantage Shares		20,410	128,240
Select Shares		48,789	74,198
Premier Shares	+	291,907	214,281
Total shares reinvested		864,970	3,424,093
Shares Redeemed
Sweep Shares		(15,606,139,323)	(32,556,625,450)
Value Advantage Shares		(104,947,084)	(207,735,821)
Select Shares		(63,974,302)	(121,323,317)
Premier Shares	+	(167,679,431)	(319,697,839)
Total shares redeemed		(15,942,740,140)	(33,205,382,427)
Net transactions in fund shares		(1,585,765,802)	(242,307,727)
Net Assets
Beginning of period		13,186,871,394	13,427,832,985
Total decrease	+	(1,586,658,722)	(240,961,591)
End of period		$11,600,212,672	$13,186,871,394
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
See financial notes    63

Schwab AMT Tax-Free Money Fund
Financial Statements
Financial Highlights
Sweep Shares	1/1/16– 6/30/16*	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12	1/1/11– 12/31/11
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	(0.00) [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	—	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Total distributions	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.01% [3]	0.02%	0.02%	0.01%	0.01%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.25% [4],[5]	0.08% [4]	0.09% [4]	0.15% [4]	0.21% [4],[6]	0.29% [4]
Gross operating expenses	0.69% [5]	0.70%	0.70%	0.70%	0.66% [6]	0.69%
Net investment income (loss)	0.01% [5]	0.01%	0.01%	0.01%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$3,317	$3,731	$3,690	$3,528	$3,522	$3,139

Value Advantage Shares	1/1/16– 6/30/16*	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12	1/1/11– 12/31/11
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	(0.00) [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	—	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Total distributions	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.01% [3]	0.02%	0.02%	0.01%	0.01%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.25% [4],[5]	0.08% [4]	0.09% [4]	0.15% [4]	0.21% [4],[6]	0.29% [4]
Gross operating expenses	0.56% [5]	0.57%	0.57%	0.57%	0.53% [6]	0.56%
Net investment income (loss)	0.01% [5]	0.01%	0.01%	0.01%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$346	$403	$468	$539	$625	$791
*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Not annualized.
4
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 5)
5
Annualized.
6
The ratio of gross operating expenses would have been 0.70% for Sweep Shares and 0.57% for Value Advantage Shares, respectively, if the State filing fee reimbursement had not been included. There was no impact on the ratio of net operating expenses.
64    See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2016 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available immediately upon filing. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund's website at www.csimfunds.com/schwabfunds_prospectus along with a link to the fund's Form N-MFP filings on the SEC's website.
For fixed-rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
29.7%	Fixed-Rate Municipal Securities	1,088,410,180	1,088,410,180
74.4%	Variable-Rate Municipal Securities	2,725,926,488	2,725,926,488
104.1%	Total Investments	3,814,336,668	3,814,336,668
(4.1%)	Other Assets and Liabilities, Net		(150,838,759)
100.0%	Net Assets		3,663,497,909

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Municipal Securities 29.7% of net assets
Alabama 0.5%
Huntsville Healthcare Auth
CP		0.50%		07/08/16	10,000,000	10,000,000
CP		0.49%		08/15/16	7,000,000	7,000,000
						17,000,000
California 3.1%
California Health Facilities Financing Auth
RB (Kaiser Permanente) Series 2006E		0.25%		08/03/16	9,000,000	8,997,073
California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2004E		0.25%		08/04/16	7,600,000	7,597,178
RB (Kaiser Permanente) Series 2004I		0.48%		07/20/16	8,000,000	8,000,000
RB (Kaiser Permanente) Series 2004K		0.29%		09/01/16	27,000,000	26,986,972
RB (Kaiser Permanente) Series 2004K		0.27%		09/07/16	8,200,000	8,200,000
RB (Kaiser Permanente) Series 2004K		0.58%		10/05/16	2,000,000	2,000,000
RB (Kaiser Permanente) Series 2008B		0.58%		10/05/16	5,000,000	5,000,000
RB (Kaiser Permanente) Series 2009B3		0.48%		07/07/16	12,500,000	12,500,000
East Bay Municipal Utility District
CP Notes Series A2 (LIQ: BANK OF AMERICA NA)		0.49%		09/08/16	15,000,000	15,000,000
Los Angeles
TRAN Series 2016 A	b	3.00%		06/29/17	18,000,000	18,405,540
						112,686,763
Connecticut 0.1%
Connecticut Health & Educational Facilities Auth
RB (Yale-New Haven Hospital) Series J1 (ESCROW)		5.00%		07/01/16	3,020,000	3,020,000
See financial notes    65

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Delaware 0.1%
Delaware Health Facilities Auth
RB (Christiana Care Health Services) Series 2010C		0.45%		07/11/16	5,000,000	5,000,000
District of Columbia 0.0%
District of Columbia Water & Sewer Auth
Public Utility Sub Lien RB Series 2012A		4.00%		10/01/16	105,000	105,921
Florida 3.1%
Alachua Cnty Health Facilities Auth
Health Facilities RB (Shands Teaching Hospital) Series 2008A (LOC: BANK OF AMERICA NA)		0.45%		08/02/16	18,750,000	18,750,000
Collier Cnty Health Facilities Auth
RB (Cleveland Clinic Health System) Series 2003C1		0.49%		08/17/16	41,905,000	41,905,000
Florida
Right-of-Way Acquisition & Bridge Construction Refunding Bonds Series 2009B		5.00%		07/01/16	5,865,000	5,865,000
Right-of-Way Acquisition & Bridge Construction Refunding Bonds Series 2011A		4.00%		07/01/16	150,000	150,000
Florida Hurricane Catastrophe Fund Finance Corp
RB Series 2010A (ESCROW)		5.00%		07/01/16	9,215,000	9,215,000
Jacksonville
CP Notes Series A (LOC: BARCLAYS BANK PLC)		0.47%		08/02/16	11,000,000	11,000,000
JEA
Electric System RB Series 2008C3 (LIQ: ROYAL BANK OF CANADA)		0.44%		08/03/16	3,000,000	3,000,000
Electric System RB Series Three 2013C		3.00%		10/01/16	100,000	100,651
Electric System RB Series Three 2014A		3.00%		10/01/16	360,000	362,330
Electric System Sub RB Series 2009G		4.00%		10/01/16	100,000	100,843
Electric System Sub RB Series 2012A		5.00%		10/01/16	110,000	111,210
Electric System Sub RB Series 2012B		4.00%		10/01/16	500,000	504,581
Miami-Dade Cnty
Water & Sewer System CP Notes Series A1 (LOC: BARCLAYS BANK PLC)		0.47%		07/06/16	6,000,000	6,000,000
Orlando Utilities Commission
Utility System Refunding RB Series 2006		5.00%		10/01/16	225,000	227,597
Utility System Refunding RB Series 2009C		5.00%		10/01/16	100,000	101,153
Utility System Refunding RB Series 2011B		3.00%		10/01/16	100,000	100,629
Sunshine State Governmental Financing Commission
CP Series H (LIQ: JPMORGAN CHASE BANK NA)		0.60%		08/11/16	5,000,000	5,000,000
CP Series H (LIQ: JPMORGAN CHASE BANK NA)		0.55%		09/07/16	13,000,000	13,000,000
						115,493,994
Georgia 0.0%
Atlanta Airport
2nd Lien PFC & 3rd Lien CP Series D1-D4 (LOC: BANK OF AMERICA NA)		0.22%		08/01/16	223,000	223,000
Georgia
GO Bonds Series 1998B		5.00%		07/01/16	195,000	195,000
GO Bonds Series 2006D		5.00%		07/01/16	240,000	240,000
GO Bonds Series 2007E		5.00%		08/01/16	250,000	250,981
						908,981
66    See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Hawaii 0.0%
Hawaii
GO Refunding Bonds Series 2013EK		3.00%		08/01/16	280,000	280,618
Idaho 0.6%
Idaho
TAN Series 2016	b	2.00%		06/30/17	20,000,000	20,253,400
Illinois 0.7%
Illinois Finance Auth
Pooled Program CP (LOC: NORTHERN TRUST COMPANY (THE))		0.43%		07/08/16	2,280,000	2,280,000
Pooled Program CP (LOC: NORTHERN TRUST COMPANY (THE))		0.46%		08/02/16	9,000,000	9,000,000
Pooled Program CP (LOC: NORTHERN TRUST COMPANY (THE))		0.46%		08/03/16	7,000,000	7,000,000
RB (Univ of Chicago) Series 2008B		5.00%		07/01/16	2,515,000	2,515,000
Refunding RB (Univ of Chicago Medical Center) Series 2009A		5.00%		08/15/16	2,055,000	2,066,554
Illinois Toll Highway Auth
Sr Priority RB Series 2006A1 (ESCROW)		5.00%		07/01/16	1,910,000	1,910,000
						24,771,554
Indiana 0.1%
Carmel Industrial Redevelopment Auth
Lease Rental RB Series 2006 (ESCROW)		5.00%		07/01/16	500,000	500,000
Indiana Health & Educational Facility Financing Auth
RB (Ascension Health) Series 2006B-8		4.10%		11/03/16	1,675,000	1,695,378
						2,195,378
Kansas 0.0%
Kansas Department of Transportation
Highway Refunding RB Series 2009A		5.00%		09/01/16	600,000	604,473
Louisiana 0.0%
Louisiana
GO Bonds Series 2006B		4.25%		07/15/16	125,000	125,181
Massachusetts 0.7%
Chicopee
BAN		1.50%		07/20/16	2,000,000	2,001,070
Easton
GO BAN		1.50%		08/19/16	1,000,000	1,001,552
Massachusetts
GO Bonds Series 2008A		5.00%		08/01/16	475,000	476,847
GO Bonds Series 2009B		5.00%		07/01/16	450,000	450,000
Massachusetts Bay Transportation Auth Sales Tax Program
CP Sales Tax BAN Series A (LIQ: US BANK NATIONAL ASSOCIATION)		0.46%		07/05/16	10,000,000	10,000,000
Massachusetts Health & Educational Facilities Auth
RB (Partners HealthCare) Series 2008H2		0.46%		08/02/16	2,000,000	2,000,000
Massachusetts School Building Auth
CP Notes Series C (LOC: BARCLAYS BANK PLC)		0.47%		08/04/16	8,000,000	8,000,000
Plymouth
GO BAN Series 2016		2.00%		05/04/17	3,000,000	3,031,289
						26,960,758
See financial notes    67

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Michigan 0.5%
Michigan Hospital Finance Auth
RB (Trinity Health) Series 2008C		0.42%		07/05/16	9,000,000	9,000,000
University of Michigan
CP Notes Series K-1		0.45%		08/02/16	7,600,000	7,600,000
						16,600,000
Minnesota 0.4%
Rochester
Health Care Facilities RB (Mayo Clinic) Series 2000A		0.46%		08/04/16	16,400,000	16,400,000
Missouri 0.2%
Springfield
Public Utility RB Series 2006 (ESCROW)		4.75%		08/01/16	9,000,000	9,031,657
Nevada 0.5%
Las Vegas Valley Water District
LT GO CP Series 2004A (LIQ: JPMORGAN CHASE BANK NA)		0.44%		07/05/16	7,400,000	7,400,000
LT GO CP Series 2004A (LIQ: JPMORGAN CHASE BANK NA)		0.49%		07/05/16	6,600,000	6,600,000
LT GO CP Series 2004A (LIQ: JPMORGAN CHASE BANK NA)		0.46%		08/04/16	4,400,000	4,400,000
						18,400,000
New Jersey 2.7%
Brick Township Municipal Utilities Auth
Project Bonds Series 2016A		2.00%		12/01/16	2,500,000	2,513,979
Burlington Cnty Bridge Commission
Lease RB Series 2016B		2.00%		04/26/17	3,000,000	3,028,758
Edison Township
BAN		2.00%		02/10/17	11,000,000	11,094,727
Essex Cnty
BAN Series 2015		2.00%		09/16/16	15,000,000	15,047,565
Hamilton Township
BAN 2016		2.00%		06/08/17	6,000,000	6,069,734
Hoboken
BAN Series 2016A		2.25%		03/14/17	12,000,000	12,148,705
Hudson Cnty Improvement Auth
Cnty-Guaranteed Pooled Notes Series 2015X1A		2.00%		07/06/16	7,000,000	7,001,427
Cnty-Guaranteed Pooled Notes Series 2015Y1		1.75%		11/11/16	1,000,000	1,004,522
Cnty-Guaranteed Pooled Notes Series 2016A-1		2.25%		04/19/17	3,760,000	3,801,751
Livingston Township
BAN Series 2016		2.00%		03/23/17	2,000,000	2,016,992
Margate City
BAN Series 2015		2.00%		07/19/16	1,000,000	1,000,709
Nutley
BAN		2.50%		12/22/16	1,000,000	1,008,466
Ocean City
BAN Series 2015A		2.00%		12/02/16	1,000,000	1,005,852
BAN Series 2016B		2.00%		06/15/17	2,500,000	2,527,493
Rutgers State Univ
CP Series A&B (LIQ: WELLS FARGO BANK NA)		0.49%		07/22/16	4,400,000	4,400,000
CP Series A&B (LIQ: WELLS FARGO BANK NA)		0.47%		07/27/16	1,200,000	1,200,000
Sea Isle City
BAN Series 2015A		2.00%		07/21/16	2,000,000	2,001,642
68    See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
West Milford
BAN		1.50%		09/23/16	1,000,000	1,002,307
West Windsor Township
BAN		1.50%		11/10/16	1,000,000	1,003,786
Woodbridge
BAN		1.50%		08/19/16	16,000,000	16,024,909
Woodland Park
GO BAN Series 2016		2.00%		06/02/17	3,000,000	3,030,932
						97,934,256
New York 3.9%
Bedford CSD
BAN 2015		1.00%		07/15/16	6,500,000	6,501,156
Clarence CSD
BAN Series 2016	b	2.00%		07/13/17	3,000,000	3,037,410
Connetquot CSD
BANS 2015		1.50%		09/02/16	4,550,000	4,559,285
Corning City SD
BAN Series 2016		2.00%		06/22/17	3,000,000	3,033,942
East Hampton
BAN Series 2015		2.00%		08/26/16	7,000,000	7,014,789
Fairpoint CSD
BAN Series 2016	b	1.95%		07/14/17	2,000,000	2,023,000
Grand Island
BAN		1.50%		10/13/16	3,000,000	3,009,607
Grand Island CSD
BAN 2016		2.00%		12/02/16	1,000,000	1,005,655
Homer CSD
BAN 2016	b	2.00%		06/30/17	2,000,000	2,023,980
Irondequoit
BAN		2.00%		04/21/17	2,950,000	2,976,209
Islip
BAN 2016		1.50%		11/29/16	3,000,000	3,011,894
Kingston SD
BAN 2016		2.00%		06/15/17	1,000,000	1,010,996
Metropolitan Transportation Auth
BAN Series 2016A-2		2.00%		06/01/17	7,000,000	7,084,156
BAN Series 2016A-2B		2.00%		06/01/17	10,000,000	10,125,725
BAN Series 2016A-2D		2.00%		06/01/17	16,000,000	16,201,159
BAN Series 2016A-2G		2.00%		06/01/17	9,800,000	9,917,819
Revenue BAN Series 2015B1f		0.50%		08/01/16	15,000,000	15,000,000
Revenue BAN Series 2016A1e		2.00%		10/01/16	4,050,000	4,064,092
State Service Contract Refunding Bonds Series 2002A		5.75%		07/01/16	2,100,000	2,100,000
Transportation Revenue BANs 2016A2C		2.00%		02/01/17	5,400,000	5,442,257
Middle Cnty CSD
BAN		1.50%		08/26/16	2,000,000	2,003,575
Middletown City SD
BAN Series 2016A	b	2.00%		06/22/17	2,000,000	2,023,140
Miller Place UFSD
TAN Series 2016	b	2.00%		06/27/17	3,000,000	3,033,450
New York City
GO Bonds Fiscal 2008 Series A-1		5.00%		08/01/16	2,000,000	2,007,475
GO Bonds Fiscal 2008 Series A1		4.15%		08/01/16	300,000	300,939
GO Bonds Fiscal 2008 Series E		5.00%		08/01/16	725,000	727,770
See financial notes    69

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
GO Bonds Fiscal 2009 Series A-1		4.00%		08/15/16	100,000	100,425
GO Bonds Fiscal 2009 Series C		5.25%		08/01/16	115,000	115,459
GO Bonds Fiscal 2009 Series K		4.00%		08/01/16	100,000	100,302
GO Bonds Fiscal 2012 Series I		5.00%		08/01/16	100,000	100,380
GO Bonds Fiscal 2014 Series B		4.00%		08/01/16	300,000	300,867
GO Bonds Fiscal 2014 Series G		5.00%		08/01/16	700,000	702,776
GO Bonds Fiscal 2014 Series K		3.00%		08/01/16	475,000	476,085
New York City Municipal Water Finance Auth
CP Series 1		0.45%		08/02/16	5,000,000	5,000,000
New York City Transitional Finance Auth
Building Aid RB Fiscal 2013 Series S1		5.00%		07/15/16	200,000	200,343
New York State Dormitory Auth
State Personal Income Tax RB Series 2011E		5.00%		08/15/16	100,000	100,555
New York State Power Auth
CP Series 1&2		0.45%		07/18/16	5,000,000	5,000,000
CP Series 1&2		0.44%		08/04/16	5,000,000	5,000,000
Port Auth of New York & New Jersey
Consolidated Bonds 148th Series		5.00%		08/15/16	200,000	201,142
Rochester
BAN Series 2016I		2.00%		03/14/17	2,000,000	2,021,155
Victor CSD
BAN Series 2015A		1.75%		07/07/16	3,270,000	3,270,764
						141,929,733
North Carolina 0.0%
North Carolina
GO Refunding Bonds Series 2005A		5.00%		09/01/16	325,000	327,552
Ohio 0.2%
Ohio
GO Bonds 2013B		5.00%		08/01/16	115,000	115,429
GO Refunding Bonds Series 2009A		5.00%		09/15/16	200,000	201,861
GO Refunding Bonds Series 2009B		5.00%		09/15/16	300,000	302,772
GO Refunding Bonds Series 2010A		4.00%		08/01/16	530,000	531,527
GO Refunding Bonds Series 2010A		5.00%		08/01/16	220,000	220,857
Ohio Higher Educational Facility Commission
Hospital RB (Cleveland Clinic) Series 2008B6		0.52%		07/05/16	7,000,000	7,000,000
						8,372,446
Pennsylvania 0.8%
Pennsylvania
GO Bonds First Series 2007A		5.00%		11/01/16	165,000	167,485
GO Bonds Third Series 2010A		5.00%		07/15/16	500,000	500,891
GO Refunding Bonds First Series 2009		5.00%		07/01/16	150,000	150,000
GO Refunding Bonds Third Series 2004		5.38%		07/01/16	310,000	310,000
Pennsylvania Economic Development Financing Auth
Unemployment Compensation RB Series 2012A		4.00%		07/01/16	445,000	445,000
Philadelphia Gas Works
CP Series G1 & Sub Series 1 (LOC: JPMORGAN CHASE BANK NA)		0.52%		07/07/16	10,200,000	10,200,000
70    See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Univ of Pittsburgh
Univ Bonds Series 2014B1&B2		0.50%		08/16/16	9,650,000	9,650,000
Univ Capital & Refunding Bonds Series 2007B		0.50%		08/02/16	9,000,000	9,000,000
Univ Refunding RB Series 2002A		5.00%		09/15/16	140,000	141,329
						30,564,705
South Carolina 0.6%
South Carolina Public Service Auth
CP Series A (LIQ: JPMORGAN CHASE BANK NA)		0.46%		08/02/16	6,000,000	6,000,000
CP Series E (LIQ: TD BANK NA)		0.47%		07/18/16	6,125,000	6,125,000
Sumter Cnty
BAN		2.00%		09/30/16	10,000,000	10,039,865
						22,164,865
Tennessee 1.4%
Memphis
GO CP Series A (LIQ: MIZUHO BANK LTD)		0.46%		07/06/16	14,800,000	14,800,000
Metro Government of Nashville & Davidson Cnty
GO CP Series A1 (LIQ: MIZUHO BANK LTD)		0.46%		08/02/16	5,665,000	5,665,000
GO CP Series A1 (LIQ: MIZUHO BANK LTD)		0.46%		08/04/16	4,000,000	4,000,000
GO CP Series A2 (LIQ: MIZUHO BANK LTD)		0.47%		08/04/16	5,000,000	5,000,000
GO CP Series A2 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.51%		07/07/16	5,000,000	5,000,000
GO CP Series A2 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.57%		07/07/16	3,000,000	3,000,000
GO CP Series A2 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.46%		08/02/16	12,000,000	12,000,000
Metro Government of Nashville & Davidson Cnty Water & Sewer System
Water & Sewer Revenue CP Series A (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.49%		08/17/16	2,500,000	2,500,000
						51,965,000
Texas 6.5%
Aledo ISD
ULT Refunding Bonds Series 2016 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		2.00%		08/15/16	585,000	586,070
Alief ISD
ULT GO & Refunding Bonds Series 2016 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.00%		08/15/16	215,000	215,615
Allen ISD
ULT GO Refunding Bonds Series 2016 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		1.00%		08/15/16	1,140,000	1,140,682
Austin
Combined Utility Systems CP Series A (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.44%		07/05/16	4,885,000	4,885,000
Austin ISD
CP Series A (LIQ: MIZUHO BANK LTD)		0.44%		07/01/16	3,000,000	3,000,000
CP Series A (LIQ: MIZUHO BANK LTD)		0.48%		08/23/16	5,000,000	5,000,000
ULT GO Refunding Bonds Series 1998 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/16	105,000	105,396
Bowie ISD
ULT GO Refunding Bonds Series 2016 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		08/15/16	170,000	170,738
See financial notes    71

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Crowley ISD
ULT GO Refunding Bonds Series 2016A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		2.00%		08/01/16	440,000	440,546
Dallas
Water & Sewer CP Series E (LIQ: JPMORGAN CHASE BANK NA)		0.44%		07/01/16	21,873,000	21,873,000
Water & Sewer CP Series E (LIQ: JPMORGAN CHASE BANK NA)		0.45%		07/01/16	2,000,000	2,000,000
Water & Sewer Refunding RB Series 2007		5.00%		10/01/16	450,000	455,076
Waterworks & Sewer System CP Series D1 (LIQ: STATE STREET BANK AND TRUST COMPANY)		0.44%		07/01/16	2,000,000	2,000,000
Dallas ISD
ULT GO Bonds Series 2006 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		08/15/16	100,000	100,429
Denton ISD
ULT GO & Refunding Bonds Series 2001 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/16	100,000	100,565
ULT GO Bonds Series 2008 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.50%		08/15/16	100,000	100,368
ULT GO Refunding Bonds Series 2011 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/16	110,000	110,622
Eanes ISD
ULT GO Refunding Bonds Series 2006 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/16	200,000	200,736
El Paso ISD
ULT GO Refunding Bonds Series 2011 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/16	100,000	100,564
Fort Bend ISD
ULT GO & Refunding Bonds Series 2010 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/16	325,000	326,834
Frisco ISD
ULT GO & Refunding Bonds Series 2014 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.00%		08/15/16	200,000	200,632
ULT GO Bonds Series 2006 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.25%		08/15/16	125,000	125,744
ULT GO Refunding Bonds Series 2010 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		08/15/16	170,000	170,722
Galena Park ISD
ULT GO Refunding Bonds Series 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		2.00%		08/15/16	290,000	290,570
Garland
Electric Utility System CP Series 2014 (LOC: WELLS FARGO BANK NA)		0.43%		07/07/16	10,000,000	10,000,000
Grapevine-Colleyville ISD
ULT GO & Refunding Bonds Series 1994 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		0.40%		08/15/16	200,000	199,902
Harlingen Consolidated ISD
ULT GO Refunding Bonds Series 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.00%		08/15/16	700,000	702,279
Harris Cnty Cultural Education Facilities Finance Corp
Refunding RB (Methodist Hospital) Series 2009C1		0.57%		07/07/16	6,000,000	6,000,000
Refunding RB (Methodist Hospital) Series 2009C1		0.54%		07/19/16	8,500,000	8,500,000
Refunding RB (Methodist Hospital) Series 2009C1		0.54%		08/03/16	24,000,000	24,000,000
Refunding RB (Methodist Hospital) Series 2009C1		0.54%		09/07/16	6,500,000	6,500,000
Refunding RB (Methodist Hospital) Series 2009C1		0.55%		09/19/16	12,000,000	12,000,000
Refunding RB (Methodist Hospital) Series 2009C2		0.57%		07/07/16	4,000,000	4,000,000
Refunding RB (Methodist Hospital) Series 2009C2		0.56%		08/18/16	27,000,000	27,000,000
72    See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Houston
TRAN series 2016	b	2.00%		06/30/17	12,000,000	12,157,800
Kerrville ISD
ULT GO Refunding Bonds Series 2004 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/16	675,000	678,810
Klein ISD
ULT GO Bonds Series 2008 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/16	775,000	777,980
ULT GO Refunding Bonds Series 2010 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		2.00%		08/01/16	400,000	400,538
Lago Vista ISD
ULT GO & Refunding Bonds Series 1997 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		0.40%		08/15/16	200,000	199,902
Leander ISD
ULT GO & Refunding Bonds Series 2007 (ESCROW)		0.39%		08/15/16	4,000,000	1,640,689
ULT GO Bonds Series 2010 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		08/15/16	500,000	502,228
ULT GO Refunding Bonds Series 2014D (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		0.43%		08/15/16	175,000	174,907
Lewisville ISD
ULT GO Bonds Series 2012 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		08/15/16	100,000	100,441
Lockhart ISD
ULT GO Bonds Series 2014 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.00%		08/01/16	185,000	185,400
Manor ISD
ULT GO Bonds Series 2013 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		1.50%		08/01/16	150,000	150,109
Mercedes ISD
ULT GO Refunding Bonds Series 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		2.00%		08/15/16	400,000	400,761
Mesquite ISD
ULT GO Refunding Bonds Series 2010B (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		2.50%		08/15/16	450,000	451,096
North East ISD
ULT GO & Refunding Bonds Series 2012 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/16	1,410,000	1,415,365
Northside ISD
ULT GO Bonds Series 2014 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.00%		08/15/16	150,000	150,472
Onalaska ISD
ULT GO Bonds Series 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		2.00%		08/15/16	100,000	100,194
Rio Grande City Consolidated ISD
ULT GO Refunding Bonds Series 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		2.00%		08/15/16	100,000	100,165
Roma ISD
ULT GO Refunding Bonds Series 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		2.00%		08/15/16	175,000	175,346
Round Rock ISD
ULT GO Bonds Series 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		2.00%		08/01/16	200,000	200,248
San Antonio
Electric & Gas Systems CP Series A (LIQ: JPMORGAN CHASE BANK NA)		0.52%		07/07/16	7,000,000	7,000,000
GO Series 2008		5.00%		08/01/16	100,000	100,385
Water System CP Series A (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.47%		08/03/16	8,000,000	8,000,000
See financial notes    73

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Water System CP Series A (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.47%		08/04/16	6,000,000	6,000,000
Water System CP Series A (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.47%		08/23/16	19,000,000	19,000,000
San Antonio ISD
ULT GO Refunding Bonds Series 2011 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		08/15/16	100,000	100,442
Socorro ISD
ULT GO Bonds Series 2006A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/16	300,000	301,697
ULT Refunding Bonds Series 2013A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		1.50%		08/15/16	100,000	100,123
South San Antonio ISD
ULT GO Bonds Series 2007 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.25%		08/15/16	100,000	100,467
Texas
GO Bonds Series 2010D		4.00%		08/01/16	240,000	240,740
GO Series 2007C		4.50%		08/01/16	250,000	250,860
Texas A&M Univ
CP Series B		0.45%		08/02/16	4,000,000	4,000,000
Texas Public Finance Auth
GO CP Series 2008		0.42%		07/07/16	5,000,000	5,000,000
Texas Tech University
Revenue Financing System CP Series 2012A		0.50%		07/05/16	11,746,000	11,746,000
United ISD
ULT GO Refunding Bonds Series 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		08/15/16	175,000	175,773
Univ of Texas
CP Notes Series A		0.44%		07/13/16	4,200,000	4,200,000
Refunding RB Series 2006C		5.00%		08/15/16	330,000	331,799
Refunding RB Series 2006D		5.00%		08/15/16	100,000	100,560
Revenue Financing CP Series A		0.50%		07/05/16	7,000,000	7,000,000
Revenue Financing RB Series 2008A		5.00%		08/15/16	280,000	281,577
Waco ISD
ULT GO & Refunding Bonds Series 2008 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.25%		08/15/16	100,000	100,460
Wylie ISD
ULT GO Refunding Bonds Series 2013 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		0.52%		08/15/16	1,200,000	1,199,250
						237,894,674
Utah 0.5%
Intermountain Power Agency
CP Series B1&B2 (LOC: BANK OF AMERICA NA)		0.48%		07/07/16	7,620,000	7,620,000
CP Series B1&B2 (LOC: BANK OF AMERICA NA)		0.46%		08/04/16	9,040,000	9,040,000
						16,660,000
Virginia 0.4%
Metropolitan Washington Airports Auth
Airport System RB Series 2009B		5.00%		10/01/16	135,000	136,541
Second Sr Lien CP (Dulles Toll Road) Series 1 (LOC: JPMORGAN CHASE BANK NA)		0.48%		07/05/16	13,000,000	13,000,000
Virginia Housing Development Auth
Commonwealth Mortgage Bonds Series 2012C5		1.20%		07/01/16	300,000	300,000
						13,436,541
74    See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Washington 0.1%
Edmonds SD #15
ULT GO Bonds Series 2014 (GTY: STATE OF WASHINGTON)		5.00%		12/01/16	165,000	168,056
Island Cnty SD #201
ULT GO Bonds Series 2008 (GTY: STATE OF WASHINGTON)		4.00%		12/01/16	100,000	101,389
Issaquah SD #411
ULT GO Bonds Series 2007 (GTY: STATE OF WASHINGTON)		5.00%		12/01/16	100,000	101,791
Kent SD #415
ULT GO Refunding Bonds Series 2005 (GTY: STATE OF WASHINGTON)		5.00%		12/01/16	160,000	162,928
Snohomish SD #2
ULT GO Refunding Bonds Series 2007 (GTY: STATE OF WASHINGTON)		5.00%		12/01/16	150,000	152,739
University Place SD #83
ULT GO Refunding Bonds Series 2012 (GTY: STATE OF WASHINGTON)		3.00%		12/01/16	100,000	101,041
Washington
COP Series 2006J		3.63%		07/01/16	185,000	185,000
GO Bonds Series 2008A		5.00%		07/01/16	1,195,000	1,195,000
GO Bonds Series 2008B		5.00%		07/01/16	340,000	340,000
GO Bonds Series 2009A		5.00%		07/01/16	575,000	575,000
GO Bonds Series 2009B		5.00%		07/01/16	350,000	350,000
GO Refunding Bonds Series R 2012C		5.00%		07/01/16	1,070,000	1,070,000
GO Refunding Bonds Series R-2013B		5.00%		07/01/16	225,000	225,000
GO Refunding Bonds Series R-2015D		3.00%		07/01/16	200,000	200,000
GO Refunding Bonds Series R2012A		5.00%		07/01/16	100,000	100,000
Washington Health Care Facilities Auth
RB (Providence Health & Services) Series 2011B		5.00%		10/01/16	350,000	353,892
RB (Seattle Children's Hospital) Series 2009		4.00%		10/01/16	100,000	100,856
						5,482,692
Wisconsin 2.0%
Hudson SD
BAN Series 2016		2.00%		08/08/16	9,000,000	9,012,559
Wisconsin
GO CP Notes (LIQ: BMO HARRIS BANK NA)		0.43%		07/18/16	5,700,000	5,700,000
GO CP Notes (LIQ: BMO HARRIS BANK NA)		0.43%		08/02/16	27,000,000	27,000,000
GO Refunding Bonds 2011 Series 2		4.00%		11/01/16	125,000	126,479
Wisconsin Health & Educational Facilities Auth
RB (Aurora Health Care) Series 2008A (LOC: JPMORGAN CHASE BANK NA)		0.56%		10/03/16	20,000,000	20,000,000
RB (Aurora Health Care) Series 2008B (LOC: JPMORGAN CHASE BANK NA)		0.50%		07/06/16	10,000,000	10,000,000
						71,839,038
Total Fixed-Rate Municipal Securities
(Cost $1,088,410,180)						1,088,410,180

See financial notes    75

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Variable-Rate Municipal Securities 74.4% of net assets
Alabama 7.4%
Alabama Municipal Funding Corp
Notes Series 2006 (LOC: US BANK NATIONAL ASSOCIATION)		0.45%		07/07/16	8,665,000	8,665,000
Notes Series 2008A, 2009B&2010A (LOC: US BANK NATIONAL ASSOCIATION)	c	0.45%		07/07/16	35,325,000	35,325,000
Alabama Public School & College Auth
Capital Improvement Bonds Series 2007 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.44%		07/07/16	28,655,000	28,655,000
Alabama Special Care Facility Financing Auth
RB (Ascension Health) Series 2006C2 (LIQ: BANK OF AMERICA NA)	a	0.46%		07/07/16	6,180,000	6,180,000
RB (Ascension Health) Series 2016B (LIQ: MORGAN STANLEY BANK NA)	a	0.45%		07/07/16	4,540,000	4,540,000
Birmingham Water Works Board
Water RB Series 2013B (LIQ: BARCLAYS BANK PLC)	a	0.44%		07/07/16	10,310,000	10,310,000
Water Revenue Bonds Series 2011 (LIQ: BARCLAYS BANK PLC)	a	0.44%		07/07/16	2,900,000	2,900,000
Columbia IDB
Pollution Control Refunding RB (AL Power) Series 2014D		0.46%		07/07/16	12,500,000	12,500,000
Mobile Cnty IDA
Gulf Opportunity Zone RB (SSAB Alabama) Series 2011 (LOC: CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK SA)	c	0.45%		07/07/16	30,000,000	30,000,000
Recovery Zone Facility RB (SSAB Alabama) Series 2010A (LOC: SWEDBANK AB)		0.44%		07/07/16	15,960,000	15,960,000
Mobile Downtown Redevelopment Auth
Gulf Opportunity Zone RB (Austal USA) Series 2011A (LOC: BANK OF AMERICA NA)		0.42%		07/07/16	16,665,000	16,665,000
Mobile IDB
Pollution Control RB (AL Power) Series 2007C		0.46%		07/07/16	18,040,000	18,040,000
Pollution Ctrl RB (Alabama Power Co) Series 2007-B		0.46%		07/07/16	4,000,000	4,000,000
Troy Health Care Auth
Lease RB (Southeast AL Rural Health Assoc) Series 2003 (LOC: FEDERAL HOME LOAN BANKS)		0.42%		07/07/16	1,700,000	1,700,000
Tuscaloosa Cnty IDA
RB (Hunt Refining) Series 2008A (LOC: CITIBANK NA)		0.44%		07/07/16	10,000,000	10,000,000
RB (Hunt Refining) Series 2008C (LOC: BANK OF NOVA SCOTIA)		0.44%		07/07/16	13,000,000	13,000,000
RB (Hunt Refining) Series 2011H (LOC: BANK OF NOVA SCOTIA)	c	0.44%		07/07/16	25,000,000	25,000,000
Univ of Alabama at Birmingham
Hospital RB Series 2012B (LOC: BANK OF AMERICA NA)		0.42%		07/07/16	1,875,000	1,875,000
West Jefferson IDB
Pollution Control Refunding RB (AL Power) Series 1998		0.48%		07/07/16	24,810,000	24,810,000
						270,125,000
Arizona 0.3%
Arizona Health Facilities Auth
RB (Banner Health) Series 2008A&D, 2012A (LIQ: MORGAN STANLEY BANK NA)	a	0.45%		07/07/16	4,770,000	4,770,000
RB (Banner Health) Series 2015C (LOC: BANK OF AMERICA NA)		0.47%		07/07/16	3,600,000	3,600,000
Maricopa Cnty IDA
Sr Living Facilities Refunding RB Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.41%		07/07/16	1,000,000	1,000,000
						9,370,000
76    See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
California 2.1%
California Health Facilities Financing Auth
RB (Sutter Health) Series 2007A&2016A (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	2,875,000	2,875,000
RB (Sutter Health) Series 2011D (LIQ: CITIBANK NA)	a	0.43%		07/07/16	4,000,000	4,000,000
RB (Sutter Health) Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	a	0.44%		07/07/16	2,670,000	2,670,000
Refunding RB (Stanford Hospital) Series 2010B (LIQ: MORGAN STANLEY BANK NA)	a	0.45%		07/07/16	2,000,000	2,000,000
California Infrastructure & Economic Development Bank
RB (Casa Loma College) Series 2009 (LOC: COMERICA BANK)		0.51%		07/07/16	3,345,000	3,345,000
California Pollution Control Financing Auth
RB (Hilmar Cheese) Series 2010 (LOC: COBANK ACB)		0.45%		07/07/16	5,285,000	5,285,000
California Statewide Communities Development Auth
Gas Supply RB Series 2010B (LIQ/LOC: ROYAL BANK OF CANADA)		0.49%	07/07/16	09/01/16	25,000,000	25,000,000
Los Angeles CCD
GO Bonds Series 2007A (LIQ: CITIBANK NA)	a	0.43%		07/07/16	8,700,000	8,700,000
Los Angeles Dept of Water & Power
Water System RB Series 2014A (LIQ: MORGAN STANLEY BANK NA)	a	0.45%		07/07/16	4,700,000	4,700,000
Pittsburg Public Financing Auth
Water Refunding RB Series 2008 (LOC: BANK OF THE WEST)		0.45%		07/07/16	2,815,000	2,815,000
San Francisco
Refunding COP Series 2010A (LIQ: MORGAN STANLEY BANK NA)	a	0.45%		07/07/16	3,340,000	3,340,000
Univ of California
Limited Project RB Series 2015I (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	11,885,000	11,885,000
						76,615,000
Colorado 3.0%
Broomfield Urban Renewal Auth
Tax Increment RB Series 2005 (LOC: BNP PARIBAS SA)		0.50%		07/07/16	18,055,000	18,055,000
Colorado Health Facilities Auth
RB (SCL Health System) Series 2010A (LIQ: ROYAL BANK OF CANADA)	a	0.43%		07/07/16	5,670,000	5,670,000
RB (SCL Health System) Series 2013A (LIQ: CITIBANK NA)	a	0.44%		07/07/16	5,600,000	5,600,000
RB (SCL Health System) Series 2013A (LIQ: MORGAN STANLEY BANK NA)	a	0.45%		07/07/16	7,000,000	7,000,000
RB (SCL Health System) Series 2016A		0.40%		07/07/16	850,000	850,000
RB (SCL Health System) Series 2016C		0.44%		07/07/16	5,000,000	5,000,000
RB (SCL Health System) Series 2016D (LIQ: WELLS FARGO BANK NA)		0.41%		07/07/16	4,490,000	4,490,000
Colorado Springs Utilities System
Sub Lien Utilities RB Series 2000A (LIQ: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)		0.41%		07/07/16	9,000,000	9,000,000
Lafayette
M/F Housing RB (Traditions) Series 2011A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.42%		07/07/16	12,450,000	12,450,000
Midcities Metropolitan District #1
Special Refunding RB Series 2004B (LOC: BNP PARIBAS SA)		0.48%		07/07/16	8,220,000	8,220,000
Sheridan Redevelopment Agency
Tax Increment Refunding RB (South Santa Fe Drive) Series 2011A1 (LOC: JPMORGAN CHASE BANK NA)		0.45%		07/07/16	9,425,000	9,425,000
See financial notes    77

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Univ of Colorado
Univ Enterprise RB Series 2011A (ESCROW) (LIQ: CITIBANK NA)	a	0.43%		07/07/16	8,000,000	8,000,000
Univ Enterprise RB Series 2013A (LIQ: ROYAL BANK OF CANADA)	a	0.43%		07/07/16	9,000,000	9,000,000
Univ Enterprise RB Series 2014A (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	5,625,000	5,625,000
						108,385,000
Connecticut 0.8%
Connecticut
GO Bonds Series 2015F (LIQ: BARCLAYS BANK PLC)	a	0.45%		07/07/16	4,595,000	4,595,000
GO Refunding Bonds Series 2015D (LIQ: JP MORGAN SECURITIES LLC)	a	0.39%		07/01/16	3,200,000	3,200,000
Connecticut Health & Educational Facilities Auth
RB (Trinity Health Credit Group) Series 2016CT (LIQ: TORONTO-DOMINION BANK/THE)	a	0.44%		07/07/16	2,500,000	2,500,000
RB (Yale Univ) Series 2013A		1.35%		07/21/16	6,245,000	6,248,354
Connecticut HFA
Housing Mortgage RB Series 2015C3 (LIQ: ROYAL BANK OF CANADA)		0.41%		07/07/16	8,000,000	8,000,000
Housing Mortgage RB Series 2015C3 (LIQ: ROYAL BANK OF CANADA)		0.43%		07/07/16	5,800,000	5,800,000
						30,343,354
Delaware 0.2%
Delaware Health Facilities Auth
RB (Christiana Care Health Services) Series 2008A		0.38%		07/01/16	6,065,000	6,065,000
District of Columbia 2.6%
District of Columbia
GO Bonds Series 2008E (LIQ: BANK OF AMERICA NA)	a	0.45%		07/07/16	3,305,000	3,305,000
Income Tax Secured Refunding RB Series 2012B (LIQ: CITIBANK NA)	a	0.44%		07/07/16	6,200,000	6,200,000
Income Tax Secured Refunding RB Series 2015A		0.53%	07/07/16	12/01/16	16,605,000	16,605,000
RB (American Univ) Series 2006A (LOC: ROYAL BANK OF CANADA)		0.41%		07/07/16	7,000,000	7,000,000
RB (American Univ) Series 2006B (LOC: ROYAL BANK OF CANADA)		0.41%		07/07/16	8,900,000	8,900,000
RB (Catholic Univ of America) Series 2007 (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: CITIBANK NA)	a	0.44%		07/07/16	7,755,000	7,755,000
District of Columbia HFA
M/F Housing RB (The Yards) Series 2012 (LOC: FEDERAL HOME LOAN BANKS)		0.45%		07/07/16	4,250,000	4,250,000
M/F Hsg RB (Park 7 at Minnesota Benning) Series 2012 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.42%		07/07/16	2,000,000	2,000,000
District of Columbia Water & Sewer Auth
Extendible CP Series A		0.49%	07/05/16	02/26/17	8,000,000	8,000,000
Extendible CP Series A		0.49%	07/05/16	03/04/17	12,500,000	12,500,000
Public Utility RB Series 1998 (LIQ: CITIBANK NA)	a	0.44%		07/07/16	6,200,000	6,200,000
Public Utility Sub Lien RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	3,025,000	3,025,000
Public Utility Sub Lien Refunding RB Series 2008A (ESCROW) (LIQ: CITIBANK NA)	a	0.43%		07/07/16	9,360,000	9,360,000
						95,100,000
78    See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Florida 3.5%
Florida Housing Finance Corp
M/F Mortgage RB (Autumn Place Apts) Series 2008K1 (LOC: FEDERAL HOME LOAN BANKS)		0.43%		07/07/16	6,120,000	6,120,000
Florida State Board of Education
Public Education Capital Outlay Bonds Series 2006B (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.41%		07/07/16	10,000,000	10,000,000
Jacksonville
RB Series 2008A (LOC: BANK OF AMERICA NA)		0.42%		07/07/16	17,430,000	17,430,000
JEA
Electric System Sub RB Series 2013C (LIQ: CITIBANK NA)	a	0.44%		07/07/16	8,565,000	8,565,000
Miami-Dade Cnty
Transit System Sales Surtax RB Series 2006 (ESCROW) (LIQ: CITIBANK NA)	a	0.45%		07/07/16	10,640,000	10,640,000
Orlando Utilities Commission
Utility System RB Series 2008-1 (LIQ: JPMORGAN CHASE BANK NA)		0.41%		07/07/16	9,065,000	9,065,000
Orlando-Orange Cnty Expressway Auth
RB Series 2007A (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: CITIBANK NA)	a	0.45%		07/07/16	5,000,000	5,000,000
RB Series 2007A (LOC: US BANK NATIONAL ASSOCIATION)	a	0.41%		07/07/16	14,715,000	14,715,000
Palm Beach Cnty
RB (Norton Gallery & Art School) Series 2000 (LOC: NORTHERN TRUST COMPANY (THE))		0.46%		07/07/16	3,000,000	3,000,000
RB (Norton Gallery & School of Art) Series 1995 (LOC: NORTHERN TRUST COMPANY (THE))		0.46%		07/07/16	11,800,000	11,800,000
RB (Palm Beach Cnty Hospice) Series 2001 (LOC: NORTHERN TRUST COMPANY (THE))		0.46%		07/07/16	8,000,000	8,000,000
RB (The Children's Home Society of FL) Series 2008 (LOC: BANK OF AMERICA NA)		0.49%		07/07/16	2,940,000	2,940,000
Palm Beach Cnty Solid Waste Auth
RB Series 2009A (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	2,275,000	2,275,000
South Miami Health Facilities Auth
Hospital RB (Baptist Health So FL) Series 2007 (LIQ: CREDIT SUISSE AG)	a	0.45%		07/07/16	5,375,000	5,375,000
Hospital RB (Baptist Health So FL) Series 2007 (LIQ: JPMORGAN CHASE BANK NA)	a	0.49%		07/07/16	5,185,000	5,185,000
Tallahassee
Energy System RB Series 2007 (LIQ: CITIBANK NA)	a	0.45%		07/07/16	9,705,000	9,705,000
						129,815,000
Georgia 2.2%
Atlanta
Water & Wastewater Refunding RB Series 2015 (LIQ: MORGAN STANLEY BANK NA)	a	0.45%		07/07/16	13,870,000	13,870,000
Bartow Cnty Development Auth
Recovery Zone Facility RB (VMC Specialty Alloys) Series 2010 (LOC: COMERICA BANK)		0.51%		07/07/16	3,105,000	3,105,000
Macon Water Auth
Water & Sewer RB Series 2012		0.45%		07/07/16	3,550,000	3,550,000
Main St Natural Gas
RB Series 2010A1 (LOC: ROYAL BANK OF CANADA)	c	0.52%	07/07/16	10/03/16	46,850,000	46,850,000
RB Series 2010A2 (LOC: ROYAL BANK OF CANADA)		0.49%	07/07/16	08/01/16	14,435,000	14,435,000
						81,810,000
See financial notes    79

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Hawaii 0.1%
Hawaii
GO Bonds Series 2007DJ (ESCROW) (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.44%		07/07/16	4,995,000	4,995,000
Idaho 0.6%
Idaho Health Facilities Auth
Hospital RB (Trinity Health) Series 2013ID		0.60%		09/01/16	21,000,000	21,000,000
Illinois 8.1%
Bartlett
Special Service Area #1 ULT GO Bonds Series 2004 (LOC: FIFTH THIRD BANK (OHIO))		0.52%		07/07/16	7,400,000	7,400,000
Bloomington
GO Bonds Series 2004 (LIQ: JPMORGAN CHASE BANK NA)		0.50%		07/07/16	8,100,000	8,100,000
Bloomington-Normal Airport Auth
GO Bonds Series 2012 (LOC: NORTHERN TRUST COMPANY (THE))		0.50%		07/07/16	4,395,000	4,395,000
Bolingbrook
Tax Increment Jr Lien RB Series 2005 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.46%		07/07/16	4,875,000	4,875,000
Chicago
Midway Airport 2nd Lien RB Series 2004D (LOC: BANK OF MONTREAL)		0.43%		07/07/16	9,950,000	9,950,000
Illinois Finance Auth
IDRB (Radiological Society of North America) Series 1997 (LOC: JPMORGAN CHASE BANK NA)		0.86%		07/07/16	185,000	185,000
RB (Advocate Health Care Network) Series 2003A		0.35%		07/21/16	4,125,000	4,125,000
RB (Advocate Health Care Network) Series 2015 (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	2,250,000	2,250,000
RB (BAPS, Inc.) Series 2002 (LOC: COMERICA BANK)		0.53%		07/07/16	2,960,000	2,960,000
RB (Carle Fdn) Series 2009C (LOC: NORTHERN TRUST COMPANY (THE))		0.42%		07/07/16	2,000,000	2,000,000
RB (Carle Fdn) Series 2009D (LOC: JPMORGAN CHASE BANK NA)		0.43%		07/07/16	10,000,000	10,000,000
RB (Garrett-Evangelical Theological Seminary) Series 2010 (LOC: FEDERAL HOME LOAN BANKS)		0.44%		07/07/16	4,035,000	4,035,000
RB (Kohl Children's Museum) Series 2004 (LOC: NORTHERN TRUST COMPANY (THE))		0.46%		07/07/16	615,000	615,000
RB (Lake Forest College) Series 2008 (LOC: NORTHERN TRUST COMPANY (THE))		0.46%		07/07/16	3,500,000	3,500,000
RB (Little Company of Mary Hospital & Health Care Centers) Series 2008A (LOC: BARCLAYS BANK PLC)		0.42%		07/07/16	35,115,000	35,115,000
RB (Little Company of Mary Hospital & Health Care Centers) Series 2008B (LOC: BARCLAYS BANK PLC)		0.42%		07/07/16	16,690,000	16,690,000
RB (Museum of Science & Industry) Series 2009C (LOC: PNC BANK NATIONAL ASSOCIATION)		0.42%		07/07/16	2,395,000	2,395,000
RB (Northwestern Memorial Hospital) Series 2007A3 (LIQ: JPMORGAN CHASE BANK NA)		0.46%		07/07/16	7,750,000	7,750,000
RB (Perspectives Charter School) Series 2003 (LOC: BMO HARRIS BANK NA)		0.50%		07/07/16	4,100,000	4,100,000
RB (Regency Park at Lincolnwood) Series 1991B (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a	0.46%		07/07/16	14,025,000	14,025,000
RB (Univ of Chicago Medical Center) Series 2011C (LIQ: JPMORGAN CHASE BANK NA)	a	0.47%		07/07/16	7,670,000	7,670,000
80    See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RB (Univ of Chicago) Series 2008B (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	8,875,000	8,875,000
RB (Univ of Chicago) Series 2013A (LIQ: CREDIT SUISSE AG)	a	0.45%		07/07/16	940,000	940,000
RB (Univ of Chicago) Series 2015A (LIQ: BARCLAYS BANK PLC)	a	0.44%		07/07/16	6,000,000	6,000,000
RB (YMCA of Metropolitan Chicago) Series 2001 (LOC: BMO HARRIS BANK NA)		0.46%		07/07/16	5,800,000	5,800,000
Refunding RB (North Shore Univ Health) Series 2010 (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	2,000,000	2,000,000
Illinois Housing Development Auth
M/F Housing RB (Brookhaven Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.55%		07/07/16	8,605,000	8,605,000
Illinois Regional Transportation Auth
GO Bonds Series 1994D (LIQ: SOCIETE GENERALE SA)	a	0.50%		07/07/16	2,585,000	2,585,000
GO Bonds Series 2000A (LIQ: BANK OF AMERICA NA)	a	0.49%		07/07/16	6,665,000	6,665,000
GO Refunding Bonds Series 1999 (LIQ: CITIBANK NA)	a	0.45%		07/07/16	9,900,000	9,900,000
Illinois Toll Highway Auth
Sr RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	1,215,000	1,215,000
Sr RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a	0.47%		07/07/16	6,185,000	6,185,000
Sr RB Series 2014B (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.44%		07/07/16	8,000,000	8,000,000
Sr RB Series 2015A (LIQ: MORGAN STANLEY BANK NA)	a	0.46%		07/07/16	10,000,000	10,000,000
Sr RB Series 2015B (LIQ: CITIBANK NA)	a	0.43%		07/07/16	2,280,000	2,280,000
Sr RB Series 2015B (LIQ: ROYAL BANK OF CANADA)	a	0.44%		07/07/16	3,100,000	3,100,000
Sr Refunding RB Series 2008A1A (LIQ: JPMORGAN CHASE BANK NA)		0.43%		07/07/16	22,250,000	22,250,000
Lake Cnty
M/F Hsg RB (Whispering Oaks Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.43%		07/07/16	4,100,000	4,100,000
Metropolitan Water Reclamation District of Greater Chicago
LT GO Bonds Series 2014A&C (LIQ: MORGAN STANLEY BANK NA)	a	0.50%		07/07/16	5,000,000	5,000,000
ULT GO Refunding Bonds Series 2007A (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.44%		07/07/16	10,350,000	10,350,000
ULT GO Series 2014A&B (LIQ: TORONTO-DOMINION BANK/THE)	a	0.47%		07/07/16	4,660,000	4,660,000
Valley View Community Unit SD #365-U
GO Bonds Series 2005 (LOC: WELLS FARGO & COMPANY)	a	0.44%		07/07/16	15,605,000	15,605,000
						296,250,000
Indiana 2.3%
Dearborn Cnty
Economic Development RB (Dearborn Cnty Hospital) Series 2006 (LOC: FIFTH THIRD BANK (OHIO))		0.50%		07/07/16	1,960,000	1,960,000
Indiana Finance Auth
Economic Development RB (AC Grain) Series 2012 (LOC: COBANK ACB)		0.45%		07/07/16	28,500,000	28,500,000
Hospital RB (Indiana Univ Health) Series 2011A (LOC: NORTHERN TRUST COMPANY (THE))		0.41%		07/07/16	1,100,000	1,100,000
Hospital RB (Indiana Univ Health) Series 2011C (LOC: NORTHERN TRUST COMPANY (THE))		0.40%		07/07/16	1,000,000	1,000,000
Hospital Refunding RB (Indiana Univ Health) Series 2016C (LOC: BMO HARRIS BANK NA)		0.41%		07/07/16	3,700,000	3,700,000
RB (Ascension Health) Series 2008E-7		0.45%		07/07/16	1,000,000	1,000,000
RB (Ascension Health) Series 2008E-8		0.41%		07/07/16	2,200,000	2,200,000
See financial notes    81

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RB (DePauw Univ) Series 2008A (LOC: NORTHERN TRUST COMPANY (THE))		0.45%		07/07/16	7,895,000	7,895,000
Refunding & RB (Trinity Health) Series 2009A & 2010B (LIQ: JPMORGAN CHASE BANK NA)	a	0.47%		07/07/16	7,050,000	7,050,000
Refunding & RB (Trinity Health) Series 2009A & 2010B (LIQ: JPMORGAN CHASE BANK NA)	a	0.49%		07/07/16	5,000	5,000
Refunding & RB (Trinity Health) Series 2009A (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	2,000,000	2,000,000
Indiana Health & Educational Facility Financing Auth
Hospital RB (Howard Regional Health System) Series 2005A (LOC: BMO HARRIS BANK NA)		0.41%		07/07/16	18,035,000	18,035,000
Indianapolis
M/F Housing RB (Capital Place Apts, Covington Square Apts & Woods at Oak Crossing) Series 2008 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.45%		07/07/16	3,750,000	3,750,000
M/F Refunding RB (Lake Nora & Fox Club) Series 2007 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.45%		07/07/16	995,000	995,000
Rockport
Pollution Control Refunding RB (American Electric Power) Series 1995A (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.43%		07/07/16	3,900,000	3,900,000
						83,090,000
Iowa 2.1%
Iowa Finance Auth
Health Facilities RB (UnityPoint Health) Series 2013B2 (LOC: MUFG UNION BANK NA)		0.42%		07/07/16	5,000,000	5,000,000
Midwestern Disaster Area RB (Cargill) Series 2009B		0.46%		07/07/16	15,259,000	15,259,000
Midwestern Disaster Area RB (Cargill) Series 2012A		0.46%		07/07/16	16,900,000	16,900,000
Midwestern Disaster Area RB (Farmers Cooperative) Series 2010 (LOC: COBANK ACB)		0.44%		07/07/16	10,000,000	10,000,000
Midwestern Disaster Area RB (Geneseo Communications) Series 2012 (LOC: US BANK NATIONAL ASSOCIATION)		0.44%		07/07/16	11,650,000	11,650,000
Midwestern Disaster Area RB (HF Chlor-Alkali) Series 2012 (LOC: US BANK NATIONAL ASSOCIATION)		0.47%		07/07/16	15,000,000	15,000,000
S/F Mortgage Bonds Series 2015B (LIQ: FEDERAL HOME LOAN BANKS)		0.44%		07/07/16	3,400,000	3,400,000
						77,209,000
Kansas 0.3%
Kansas Department of Transportation
Highway RB Series 2015B (LIQ: CITIBANK NA)	a	0.43%		07/07/16	3,200,000	3,200,000
Kansas Development Finance Auth
Hospital Refunding RB (Adventist Health/Sunbelt) Series 2012A (LIQ: BARCLAYS BANK PLC)	a	0.51%		07/07/16	9,065,000	9,065,000
						12,265,000
Kentucky 0.0%
Boyle Cnty
Refunding RB (Centre College) Series 2008A (LOC: PNC BANK NATIONAL ASSOCIATION)		0.42%		07/07/16	1,000,000	1,000,000
Louisiana 1.8%
Ascension Parish IDB
RB (BASF SE) Series 2009	c	0.47%		07/07/16	15,000,000	15,000,000
82    See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Louisiana
GO BAN Series 2016A (LOC: JPMORGAN CHASE BANK NA)	a	0.39%		07/01/16	10,485,000	10,485,000
GO Bonds Series 2012A (LIQ: TORONTO-DOMINION BANK/THE)	a	0.44%		07/07/16	9,000,000	9,000,000
Louisiana Local Government Environmental Facilities & Community Development Auth
RB (Louise S. McGehee School) Series 2010 (LOC: FEDERAL HOME LOAN BANKS)		0.45%		07/07/16	5,320,000	5,320,000
Louisiana Public Facilities Auth
RB (Dynamic Fuels) Series 2008 (LOC: BANK OF AMERICA NA)		0.40%		07/01/16	15,700,000	15,700,000
Shreveport Home Mortgage Auth
M/F Housing Refunding RB (Summer Pointe) Series 2004 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.45%		07/07/16	3,490,000	3,490,000
St Tammany Parish Development District
RB (BCS Development) Series 2008 (LOC: FEDERAL HOME LOAN BANKS)		0.45%		07/07/16	3,245,000	3,245,000
RB (Main St Holdings) Series 2006A (LOC: FEDERAL HOME LOAN BANKS)		0.45%		07/07/16	4,965,000	4,965,000
						67,205,000
Maryland 0.5%
Baltimore
Water RB Series 2013A (LIQ: MORGAN STANLEY BANK NA)	a	0.45%		07/07/16	3,035,000	3,035,000
Washington Suburban Sanitary District
GO BAN Series A2 (LIQ: TD BANK NA)		0.41%		07/07/16	15,000,000	15,000,000
						18,035,000
Massachusetts 1.2%
Massachusetts
GO Bonds Series 2007A (LIQ: SOCIETE GENERALE SA)	a	0.45%		07/07/16	3,845,000	3,845,000
GO Refunding Bonds Series 2004A (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	2,000,000	2,000,000
GO Refunding Bonds Series 2015A (LIQ: CITIBANK NA)	a	0.43%		07/07/16	1,325,000	1,325,000
GO Refunding Bonds Series 2015B (LOC: JPMORGAN CHASE BANK NA)	a	0.39%		07/01/16	5,000,000	5,000,000
Massachusetts Development Finance Agency
RB (Partners HealthCare) Series 2016Q (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	875,000	875,000
Massachusetts Health & Educational Facilities Auth
RB (Museum of Fine Arts) Series 2007A2 (LIQ: BANK OF AMERICA NA)		0.41%		07/01/16	13,370,000	13,370,000
Massachusetts School Building Auth
Sr Dedicated Sales Tax Refunding Bonds Series 2015C (LIQ: CITIBANK NA)	a	0.43%		07/07/16	2,300,000	2,300,000
Sr Dedicated Sales Tax Refunding Bonds Series 2015C (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	2,240,000	2,240,000
Univ of Massachusetts Building Auth
RB Sr Series 2013-1 (LIQ: CITIBANK NA)	a	0.43%		07/07/16	5,840,000	5,840,000
RB Sr Series 2014-1 (LIQ: MORGAN STANLEY BANK NA)	a	0.55%		07/07/16	1,300,000	1,300,000
Refunding RB Sr Series 2013-3 (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	4,050,000	4,050,000
						42,145,000
Michigan 2.8%
Kent Hospital Finance Auth
Refunding RB (Metropolitan Hospital) Series 2012 (LOC: BANK OF AMERICA NA)		0.42%		07/07/16	6,715,000	6,715,000
See financial notes    83

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Michigan Finance Auth
Hospital RB (CHE Trinity Health) Series 2013MI1		0.60%		09/01/16	21,500,000	21,500,000
Hospital RB (CHE Trinity Health) Series 2013MI3 (LOC: ROYAL BANK OF CANADA)	a	0.44%		07/07/16	28,495,000	28,495,000
Hospital Refunding RB (Ascension) Series 2016E		0.41%		07/07/16	10,000,000	10,000,000
Hospital Refunding RB (Ascension) Series 2016E		0.45%		07/07/16	1,000,000	1,000,000
Hospital Refunding RB (Trinity Health Credit Group) Series 2016MI (LIQ: ROYAL BANK OF CANADA)	a	0.43%		07/07/16	1,665,000	1,665,000
Hospital Refunding RB (Trinity Health) Series 2016MI (LIQ: CITIBANK NA)	a	0.42%		07/07/16	3,210,000	3,210,000
Michigan Higher Education Facilities Auth
Refunding RB (Albion College) Series 2006 (LOC: JPMORGAN CHASE BANK NA)		0.46%		07/07/16	6,000,000	6,000,000
Michigan Hospital Finance Auth
RB (Trinity Health Credit Group) Series 2005F		0.40%		07/07/16	5,000,000	5,000,000
Refunding RB (Ascension Health) Series 2010F-2		1.50%		03/01/17	300,000	301,408
Michigan State Univ
General RB Series 2013A (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.43%		07/07/16	5,000,000	5,000,000
Michigan Strategic Fund
Limited Obligation RB (Kroger) Series 2010 (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.44%		07/07/16	3,200,000	3,200,000
University of Michigan
General RB Series 2015 (LIQ: CITIBANK NA)	a	0.43%		07/07/16	2,700,000	2,700,000
General RB Series 2015 (LIQ: MORGAN STANLEY BANK NA)	a	0.45%		07/07/16	6,185,000	6,185,000
						100,971,408
Minnesota 0.1%
Bloomington
M/F Housing Refunding RB (Bristol Village Apts) Series 2002A1 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.50%		07/07/16	3,745,000	3,745,000
Mississippi 1.8%
Mississippi
GO Bonds Series 2007B (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.44%		07/07/16	11,900,000	11,900,000
Mississippi Business Finance Corp
IDRB (Chevron) Series 2007C		0.38%		07/01/16	34,415,000	34,415,000
IDRB (Chevron) Series 2011B		0.44%		07/01/16	8,985,000	8,985,000
Mississippi Development Bank
Special Obligation Bonds Series (Marshall Cnty IDA) 2012 (LIQ: CREDIT SUISSE AG)	a	0.45%		07/07/16	10,000,000	10,000,000
						65,300,000
Missouri 0.8%
Kansas City
Special Obligation Refunding RB (H. Roe Bartle Convention Ctr) Series 2008F (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.43%		07/07/16	3,465,000	3,465,000
Kansas City IDA
M/F Housing Refunding RB (Ethan Apts) Series 2004 (LOC: US BANK NATIONAL ASSOCIATION)		0.43%		07/07/16	7,000,000	7,000,000
84    See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Metropolitan St Louis Sewer District
Wastewater System Refunding RB Series 2015B (LIQ: CITIBANK NA)	a	0.43%		07/07/16	2,670,000	2,670,000
Wastewater System Refunding RB Series 2015B (LIQ: ROYAL BANK OF CANADA)	a	0.43%		07/07/16	1,665,000	1,665,000
Missouri Health & Educational Facilities Auth
Health Facilities RB (BJC Health) Series 2013B (LIQ: ROYAL BANK OF CANADA)	a	0.44%		07/07/16	9,000,000	9,000,000
RB (Ascension Health) Series 2003C-3		0.41%		07/07/16	2,500,000	2,500,000
St Charles Cnty IDA
IDRB (Patriot Machine) Series 2007 (LOC: FEDERAL HOME LOAN BANKS)		0.44%		07/07/16	4,125,000	4,125,000
						30,425,000
Nebraska 0.7%
Custer Cnty
Midwestern Disaster RB (The Andersons) Series 2011 (LOC: US BANK NATIONAL ASSOCIATION)		0.43%		07/07/16	21,000,000	21,000,000
Washington Cnty
IDRB (Cargill) Series 2010		0.46%		07/07/16	5,000,000	5,000,000
						26,000,000
Nevada 1.2%
Clark Cnty
Airport PFC RB Series 2007A2 (LOC: US BANK NATIONAL ASSOCIATION)	a	0.41%		07/07/16	4,735,000	4,735,000
Economic Development Refunding RB (Bishop Gorman HS) Series 2011 (LOC: BANK OF AMERICA NA)		0.42%		07/07/16	14,570,000	14,570,000
Clark Cnty SD
LT GO Bonds Series 2006B (LOC: STATE STREET BANK AND TRUST COMPANY)	a	0.44%		07/07/16	10,000,000	10,000,000
Las Vegas
Economic Development RB (Andre Agassi Charitable Foundation) Series 2005 (LOC: BANK OF AMERICA NA)		0.45%		07/07/16	4,065,000	4,065,000
Las Vegas Valley Water District
LT GO CP Series 2004A (LIQ: TORONTO-DOMINION BANK/THE)	a	0.44%		07/07/16	2,165,000	2,165,000
LT GO Water Refunding Bonds Series 2015 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.44%		07/07/16	7,440,000	7,440,000
						42,975,000
New Jersey 0.5%
New Jersey Economic Development Auth
GO Lease RB (Rutgers Univ) Series 2013 (LIQ: CREDIT SUISSE AG)	a	0.45%		07/07/16	3,500,000	3,500,000
Transportation System Bonds Series 2005B&2006A & School Facilities Construction Refunding Bonds Series 2005K (LOC: STATE STREET BANK AND TRUST COMPANY)	a	0.45%		07/07/16	16,520,000	16,520,000
						20,020,000
New York 7.0%
Monroe Security & Safety Systems Local Development Corp
RB Series 2010 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.43%		07/07/16	14,145,000	14,145,000
See financial notes    85

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
New York City
GO Bonds Fiscal 2004 Series H (LOC: CALIFORNIA PUBLIC EMPLOYEES' RETIREMENT SYSTEM)		0.41%		07/07/16	3,300,000	3,300,000
GO Bonds Fiscal 2005 Series C3 (LIQ: CREDIT SUISSE AG)	a	0.45%		07/07/16	4,000,000	4,000,000
GO Bonds Fiscal 2006 Series I7 (LOC: BANK OF AMERICA NA)		0.42%		07/07/16	1,000,000	1,000,000
GO Bonds Fiscal 2009 Series I1 (LIQ: MORGAN STANLEY BANK NA)	a	0.45%		07/07/16	8,250,000	8,250,000
GO Bonds Fiscal 2015 Series F4 (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.41%		07/07/16	1,000,000	1,000,000
New York City Housing Development Corp
M/F Housing RB Series 2009C1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	2,000,000	2,000,000
M/F Housing RB Series 2013E3 (LIQ: WELLS FARGO BANK NA)		0.42%		07/07/16	11,520,000	11,520,000
New York City Municipal Water Finance Auth
Water & Sewer System 2nd General Resolution RB Fiscal 2009 Series GG-2 (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	500,000	500,000
Water & Sewer System 2nd Resolution RB Fiscal 2010 Series CC (LIQ: BARCLAYS BANK PLC)		0.42%		07/07/16	1,000,000	1,000,000
Water & Sewer System 2nd Resolution RB Fiscal 2013 Series BB (LIQ: MORGAN STANLEY BANK NA)	a	0.45%		07/07/16	3,750,000	3,750,000
Water & Sewer System RB Fiscal 2006 Series AA1B (LIQ: STATE STREET BANK AND TRUST COMPANY)		0.38%		07/01/16	2,520,000	2,520,000
Water & Sewer System RB Fiscal 2007 Series CC2 (LIQ: BANK OF NOVA SCOTIA)		0.39%		07/01/16	11,700,000	11,700,000
Water & Sewer System RB Fiscal 2008 Series BB3 (LIQ: ROYAL BANK OF CANADA)		0.41%		07/07/16	3,000,000	3,000,000
Water & Sewer System RB Fiscal 2008 Series DD (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	7,850,000	7,850,000
Water & Sewer System RB Fiscal 2012 Series AA (LIQ: CITIBANK NA)	a	0.43%		07/07/16	7,000,000	7,000,000
Water & Sewer System RB Fiscal 2013 Series CC (LIQ: BARCLAYS BANK PLC)	a	0.44%		07/07/16	1,240,000	1,240,000
Water & Sewer System RB Fiscal 2014 Series AA3 (LIQ: TD BANK NA)		0.38%		07/01/16	7,700,000	7,700,000
Water & Sewer System RB Series 2008B1A (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.42%		07/07/16	1,000,000	1,000,000
New York City Transitional Finance Auth
Building Aid RB Fiscal 2007 Series S2 (LIQ: CITIBANK NA)	a	0.44%		07/07/16	12,300,000	12,300,000
Building Aid RB Fiscal 2008 Series S1 (LIQ: CITIBANK NA)	a	0.43%		07/07/16	4,000,000	4,000,000
Building Aid RB Fiscal 2015 Series S2 (LIQ: TORONTO-DOMINION BANK/THE)	a	0.44%		07/07/16	2,000,000	2,000,000
Future Tax Secured Sub Bonds Fiscal 2014 Series D4 (LIQ: MIZUHO BANK LTD)		0.39%		07/01/16	4,000,000	4,000,000
Future Tax Secured Sub Bonds Fiscal 2016 Series E1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	2,000,000	2,000,000
Future Tax Secured Sub Bonds Fiscal Series 2016F (LIQ: CITIBANK NA)	a	0.43%		07/07/16	8,000,000	8,000,000
Future Tax Secured Sub RB Fiscal 2015 Series A1 (LIQ: MORGAN STANLEY BANK NA)	a	0.45%		07/07/16	4,000,000	4,000,000
Future Tax Secured Sub RB Fiscal 2015 Series B1 (LIQ: MORGAN STANLEY BANK NA)	a	0.45%		07/07/16	9,920,000	9,920,000
Future Tax Secured Sub RB Fiscal 2015 Series E3 (LIQ: JPMORGAN CHASE BANK NA)		0.37%		07/01/16	5,300,000	5,300,000
86    See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
New York Liberty Development Corp
Liberty RB Series 1WTC-2011 (LIQ: JPMORGAN CHASE BANK NA)	a	0.46%		07/07/16	24,185,000	24,185,000
New York State Dormitory Auth
RB (Memorial Sloan Kettering) 2006 Series 1 (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	7,160,000	7,160,000
RB (Univ of Rochester) Series 2006A1 (LOC: BARCLAYS BANK PLC)		0.41%		07/07/16	1,000,000	1,000,000
State Personal Income Tax RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	6,000,000	6,000,000
State Personal Income Tax RB Series 2015A (LIQ: MORGAN STANLEY BANK NA)	a	0.45%		07/07/16	4,000,000	4,000,000
State Personal Income Tax RB Series 2015E (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	750,000	750,000
State Sales Tax RB Series 2015B (LIQ: WELLS FARGO BANK NA)	a	0.41%		07/07/16	9,000,000	9,000,000
New York State Environmental Facilities Corp
Clean Water & Drinking Water Revolving Funds Sub RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	600,000	600,000
State Clean Water & Drinking Water Revolving Funds RB Series 2012D (LIQ: BARCLAYS BANK PLC)	a	0.44%		07/07/16	4,000,000	4,000,000
State Clean Water & Drinking Water Revolving Funds Sub RB Series 2008B (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	2,445,000	2,445,000
New York State HFA
Housing RB (606 W 57th St) Series 2014A (LOC: WELLS FARGO BANK NA)		0.41%		07/07/16	1,200,000	1,200,000
Housing RB (625 W 57th St) Series 2014A (LOC: BANK OF NEW YORK MELLON/THE)		0.40%		07/07/16	2,000,000	2,000,000
New York State Power Auth
RB Series 2007A (LIQ: CITIBANK NA)	a	0.44%		07/07/16	6,835,000	6,835,000
New York State Thruway Auth
State Personal Income Tax RB Series 2012A (LIQ: TORONTO-DOMINION BANK/THE)	a	0.44%		07/07/16	7,000,000	7,000,000
New York State Urban Development Corp
State Personal Income Tax RB Series 2013A1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	4,465,000	4,465,000
State Personal Income Tax RB Series 2014A (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	9,000,000	9,000,000
Ramapo Housing Auth
RB (Fountainview at College Road) Series 1998 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.51%		07/07/16	5,150,000	5,150,000
Sales Tax Asset Receivable Corp
Sales Tax Asset RB Fiscal Series 2015A (LIQ: MORGAN STANLEY BANK NA)	a	0.45%		07/07/16	4,500,000	4,500,000
Triborough Bridge & Tunnel Auth
General RB Series 2016A (LIQ: ROYAL BANK OF CANADA)	a	0.43%		07/07/16	1,000,000	1,000,000
General Refunding RB Series 2002F (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)		0.38%		07/01/16	10,765,000	10,765,000
Utility Debt Securitization Auth
Restructuring Bonds Series 2015 (LIQ: ROYAL BANK OF CANADA)	a	0.43%		07/07/16	3,000,000	3,000,000
						258,050,000
North Carolina 0.5%
North Carolina
Limited Obligation Refunding Bonds Series 2014C (LIQ: CITIBANK NA)	a	0.43%		07/07/16	1,800,000	1,800,000
See financial notes    87

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
North Carolina Capital Facilities Finance Agency
RB (Duke Univ) Series 2015B (LIQ: MORGAN STANLEY BANK NA)	a	0.45%		07/07/16	5,585,500	5,585,500
RB (Guilford College) Series 2005B (LOC: BRANCH BANKING AND TRUST COMPANY)		0.43%		07/07/16	7,800,000	7,800,000
North Carolina Medical Care Commission
Hospital Refunding RB (Wayne Memorial Hospital) Series 2009 (LOC: BRANCH BANKING AND TRUST COMPANY)		0.44%		07/07/16	1,800,000	1,800,000
						16,985,500
North Dakota 0.4%
Richland Cnty
RB (Minn-Dak Farmers Coop) Series 2010B (LOC: COBANK ACB)		0.44%		07/07/16	7,000,000	7,000,000
Recovery Zone Facility RB (Minn-Dak Farmers) Series 2010C (LOC: COBANK ACB)		0.44%		07/07/16	8,815,000	8,815,000
						15,815,000
Ohio 1.8%
Franklin Cnty
Hospital Facilities RB (OhioHealth) Series 2015 (LIQ: TORONTO-DOMINION BANK/THE)	a	0.44%		07/07/16	2,000,000	2,000,000
Hospital Facilities Refunding RB (OhioHealth) Series 2011D		4.00%		08/01/16	5,120,000	5,135,724
RB (OhioHealth) Series 2011C		0.41%		07/07/16	1,000,000	1,000,000
RB (Presbyterian Retirement Services) Series 2005B (LOC: COMERICA BANK)		0.46%		07/07/16	4,500,000	4,500,000
Northeast Ohio Regional Sewer District
Wastewater RB Series 2013 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.43%		07/07/16	4,375,000	4,375,000
Ohio
Hospital RB (Cleveland Clinic) Series 2008A (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	1,000,000	1,000,000
Ohio HFA
Residential Mortgage RB Series 2016E (LIQ: FEDERAL HOME LOAN BANKS)		0.42%		07/07/16	6,230,000	6,230,000
Ohio Water Development Auth
RB (Water Pollution Control Loan Fund) Series 2016A (LIQ: BMO HARRIS BANK NA)	c	0.42%		07/07/16	30,000,000	30,000,000
Refunding RB (TimkenSteel) Series 2001 (LOC: NORTHERN TRUST COMPANY (THE))		0.41%		07/07/16	3,000,000	3,000,000
Port of Greater Cincinnati Development Auth
Special Obligation Development RB (Springdale) Series 2006 (LOC: US BANK NATIONAL ASSOCIATION)		0.85%		02/01/17	7,230,000	7,230,000
						64,470,724
Oregon 0.2%
Oregon
Business Development RB (Sage Hollow Ranch) Series 223 (LOC: COBANK ACB)		0.44%		07/07/16	3,000,000	3,000,000
Portland CCD
GO Bonds Series 2013 (LIQ: CREDIT SUISSE AG)	a	0.45%		07/07/16	3,000,000	3,000,000
						6,000,000
Pennsylvania 1.2%
Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center) Series 2010F (LIQ: JPMORGAN CHASE BANK NA)	a	0.43%		07/01/16	8,000,000	8,000,000
88    See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Bucks Cnty IDA
Hospital RB (Grand View Hospital) Series 2008A (LOC: TD BANK NA)		0.40%		07/07/16	10,645,000	10,645,000
Butler Cnty Hospital Auth
RB (Concordia Lutheran) Series 2012A (LOC: BMO HARRIS BANK NA)		0.42%		07/07/16	7,345,000	7,345,000
Pennsylvania
GO Bonds First Series 2014 (LIQ: MORGAN STANLEY BANK NA)	a	0.45%		07/07/16	800,000	800,000
Philadelphia
GO RB Series 2009B (LOC: BARCLAYS BANK PLC)		0.42%		07/07/16	7,000,000	7,000,000
Univ of Pittsburgh
Univ Bonds Series 2005A (LIQ: BARCLAYS BANK PLC)	a	0.44%		07/07/16	6,665,000	6,665,000
Univ Capital Project Bonds Series 2009B (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	3,925,000	3,925,000
						44,380,000
South Carolina 0.4%
Charleston Educational Excellence Financing Corp
Installment Purchase Refunding RB Series 2013B (LIQ: CREDIT SUISSE AG)	a	0.45%		07/07/16	975,000	975,000
Charleston Waterworks & Sewer
RB Series 2015 (LIQ: CITIBANK NA)	a	0.43%		07/07/16	3,000,000	3,000,000
South Carolina Educational Facilities Auth
RB (Charleston Southern Univ) Series 2003 (LOC: BANK OF AMERICA NA)		0.44%		07/07/16	4,975,000	4,975,000
South Carolina Jobs Economic Development Auth
Economic Development RB (Pinewood Prep) Series 2008 (LOC: BRANCH BANKING AND TRUST COMPANY)		0.43%		07/07/16	4,425,000	4,425,000
						13,375,000
Tennessee 2.2%
Blount Cnty Public Building Auth
Public Improvement Bonds Series E6A (LOC: BRANCH BANKING AND TRUST COMPANY)		0.43%		07/07/16	12,570,000	12,570,000
Chattanooga IDA
Lease Rental Refunding RB Series 2007 (LIQ: ROYAL BANK OF CANADA)	a	0.43%		07/07/16	3,000,000	3,000,000
Clarksville Public Building Auth
Pooled Financing RB Series 1995 (LOC: BANK OF AMERICA NA)		0.46%		07/07/16	3,430,000	3,430,000
Loudon IDB
Pollution Control Refunding RB (A.E. Staley Manufacturing) Series 1991 (LOC: CITIBANK NA)		0.43%		07/07/16	16,200,000	16,200,000
Montgomery Cnty Public Building Auth
Pooled Financing RB (Tennessee Cnty Loan Pool) Series 1995 (LOC: BANK OF AMERICA NA)	a	0.46%		07/07/16	1,720,000	1,720,000
Pooled Financing RB (Tennessee Cnty Loan Pool) Series 1997 (LOC: BANK OF AMERICA NA)		0.46%		07/07/16	1,435,000	1,435,000
Rutherford Cnty Health & Educational Facilities Board
RB (Ascension Health) Series 2010 (LIQ: BARCLAYS BANK PLC)	a	0.44%		07/07/16	2,000,000	2,000,000
Sevier Cnty Public Building Auth
Local Government Bonds Series VIIB1 (LOC: BANK OF AMERICA NA)		0.45%		07/07/16	6,855,000	6,855,000
Public Improvement Bonds Series VD1 (LOC: BANK OF AMERICA NA)		0.44%		07/07/16	9,500,000	9,500,000
See financial notes    89

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Shelby Cnty
Extendible CP Series 2015A		0.54%	08/15/16	02/11/17	3,000,000	3,000,000
Extendible CP Series 2015A		0.49%	07/05/16	03/03/17	6,665,000	6,665,000
Extendible CP Series 2015A		0.49%	07/05/16	03/04/17	10,000,000	10,000,000
Shelby Cnty Health, Educational & Housing Facilities Board
RB (Methodist Healthcare) Series 2004B (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a	0.47%		07/07/16	3,895,000	3,895,000
						80,270,000
Texas 6.6%
Brazos Harbor IDC
Refunding RB (BASF Corp) Series 2001		0.47%		07/07/16	7,000,000	7,000,000
Dallas Area Rapid Transit
Sr Lien Sales Tax Refunding RB Series 2007 (LIQ: CREDIT SUISSE AG)	a	0.45%		07/07/16	2,500,000	2,500,000
El Paso ISD
ULT GO Bonds Series 2004B (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)		0.50%		07/21/16	2,330,000	2,330,000
Grand Parkway Transportation Corp
Sub Tier Toll RB Series 2013B (LIQ: MORGAN STANLEY BANK NA)	a	0.45%		07/07/16	5,000,000	5,000,000
Sub Tier Toll RB Series 2013B (LIQ: ROYAL BANK OF CANADA)	a	0.44%		07/07/16	5,270,000	5,270,000
Sub Tier Toll RB Series 2013B (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.44%		07/07/16	12,000,000	12,000,000
Harris Cnty
Toll Road Sr Lien RB Series 2009A (LIQ: CREDIT SUISSE AG)	a	0.45%		07/07/16	9,190,000	9,190,000
Toll Road Sr Lien RB Series 2009A (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	6,845,000	6,845,000
Harris Cnty Cultural Education Facilities Finance Corp
Hospital RB (Memorial Hermann Health) Series 2014C		0.41%		07/07/16	6,200,000	6,200,000
Hospital Revenue RB (Memorial Hermann) Series 2016E		0.43%		07/07/16	7,000,000	7,000,000
Harris Cnty Flood Control District
Contract Tax Bonds Series 2010A (LIQ: BANK OF AMERICA NA)	a	0.44%		07/07/16	5,500,000	5,500,000
Harris Cnty Health Facilities Development Corp
RB (Methodist Hospital) Series 2008A2		0.38%		07/01/16	19,805,000	19,805,000
Harris Cnty Metropolitan Transit Auth
Sales & Use Tax RB Series 2011A (LIQ: ROYAL BANK OF CANADA)	a	0.43%		07/07/16	4,500,000	4,500,000
Houston
GO Refunding Bonds Series 2013A (LIQ: JPMORGAN CHASE & CO)	a	0.48%		07/07/16	6,300,000	6,300,000
Lubbock Health Facilities Development Corp
Refunding RB (St Joseph Health System) Series 2008A		1.13%		10/18/16	930,000	931,502
Mesquite ISD
ULT GO Bonds Series 2000 (LIQ: JPMORGAN CHASE BANK NA)		0.50%		07/21/16	5,585,000	5,585,000
North Central Texas Health Facilities Development Corp
Hospital RB (Children's Medical Center of Dallas) Series 2009 (LIQ: TORONTO-DOMINION BANK/THE)	a	0.44%		07/07/16	10,000,000	10,000,000
North East ISD
ULT GO Bonds Series 2007A (LOC: US BANK NATIONAL ASSOCIATION)	a	0.55%		07/07/16	5,000,000	5,000,000
Port Arthur Navigation District IDC
Exempt Facilities RB (Total USA) Series 2012A		0.45%		07/07/16	20,000,000	20,000,000
Exempt Facilities RB (Total USA) Series 2012B		0.45%		07/07/16	10,000,000	10,000,000
RB (Total USA) Series 2011		0.45%		07/07/16	8,000,000	8,000,000
RB (Total USA) Series 2012		0.45%		07/07/16	5,000,000	5,000,000
90    See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
San Antonio
Electric & Gas Systems RB Series 2013 (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	5,000,000	5,000,000
Electric & Gas Systems Refunding RB Series 2009A (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	13,035,000	13,035,000
San Antonio Public Facilities Corp
Improvement and Refunding Lease RB Series 2012 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a,c	0.43%		07/07/16	10,005,000	10,005,000
Tarrant Cnty Cultural Education Facilities Finance Corp
Hospital RB (Baylor Scott & White Health) Series 2016A (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	5,000,000	5,000,000
RB (Texas Health Resources System) Series 2007B (LIQ: BANK OF AMERICA NA)	a	0.51%		07/07/16	5,625,000	5,625,000
RB (Texas Health Resources System) Series 2008C		0.42%		07/07/16	5,635,000	5,635,000
Refunding RB (CHRISTUS Health) Series 2008C1 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.46%		07/07/16	1,000,000	1,000,000
Refunding RB (Texas Health Resources) Series 2007A (LIQ: BANK OF AMERICA NA)	a	0.43%		07/07/16	11,585,000	11,585,000
Texas A&M Univ
System RB Series 2010B (LIQ: BARCLAYS BANK PLC)	a	0.44%		07/07/16	1,500,000	1,500,000
Texas Dept of Housing & Community Affairs
M/F Housing RB (Costa Ibiza Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.43%		07/07/16	4,920,000	4,920,000
M/F Housing Refunding RB (NHP Foundation - Asmara) Series 2003 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.45%		07/07/16	11,200,000	11,200,000
Texas Transportation Commission
GO Bonds Series 2016 (LIQ: TORONTO-DOMINION BANK/THE)	a	0.44%		07/07/16	2,635,000	2,635,000
						241,096,502
Utah 0.5%
Utah Housing Corp
M/F Housing RB (Timbergate Apts) Series 2009A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.46%		07/07/16	9,375,000	9,375,000
Utah Transit Auth
Sales Tax RB Series 2008A (ESCROW) (LIQ: CITIBANK NA)	a	0.43%		07/07/16	7,230,000	7,230,000
Sales Tax Refunding RB Series 2015A (LIQ: MORGAN STANLEY BANK NA)	a	0.45%		07/07/16	3,370,000	3,370,000
						19,975,000
Virginia 0.6%
Fairfax Cnty IDA
Health Care RB (Inova Health) Series 2012D (LIQ: CREDIT SUISSE AG)	a	0.45%		07/07/16	3,900,000	3,900,000
Health Care RB (Inova Health) Series 2016C		0.45%		07/07/16	14,000,000	14,000,000
Hospital Refunding RB (Inova Health) Series 1993A (LIQ: CREDIT SUISSE AG)	a	0.45%		07/07/16	3,330,000	3,330,000
Loudoun Cnty IDA
RB (Howard Hughes Medical Institute) Series 2003D		0.40%		07/07/16	1,000,000	1,000,000
Norfolk Economic Development Auth
Hospital Facs Revenue RB (Sentara Health) Series 2016 A		0.40%		07/07/16	1,000,000	1,000,000
						23,230,000
Washington 2.6%
Central Puget Sound Regional Transit Auth
Sales Tax & Refunding RB Series 2015S1 (LIQ: CITIBANK NA)	a	0.43%		07/07/16	2,885,000	2,885,000
See financial notes    91

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
King Cnty
LT GO Bonds Series 2009 (ESCROW) (LIQ: BARCLAYS BANK PLC)	a	0.44%		07/07/16	2,500,000	2,500,000
Pierce Cnty Economic Development Corp
IDRB (Frederico Enterprises I) Series 2010 (LOC: HSBC BANK USA NA)		0.46%		07/07/16	3,900,000	3,900,000
Seattle Housing Auth
RB (Bayview Manor) 1994 (LOC: US BANK NATIONAL ASSOCIATION)		0.45%		07/07/16	1,005,000	1,005,000
Snohomish Cnty Public Utility District No.1
Generation System RB Series 2015 (LIQ: MORGAN STANLEY BANK NA)	a	0.45%		07/07/16	6,670,000	6,670,000
Tacoma SD #10
ULT & GO Refunding Bonds Series 2015 (GTY: STATE OF WASHINGTON) (LIQ: CITIBANK NA)	a	0.43%		07/07/16	2,650,000	2,650,000
Washington
GO Bonds Series 2003C (LIQ: MORGAN STANLEY BANK NA)	a	0.45%		07/07/16	175,000	175,000
GO Bonds Series 2015B (LIQ: ROYAL BANK OF CANADA)	a	0.43%		07/07/16	3,750,000	3,750,000
GO Bonds Series 2016A1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	2,250,000	2,250,000
GO Refunding Bonds Series R2010B (LIQ: BANK OF AMERICA NA)	a	0.42%		07/07/16	7,000,000	7,000,000
Washington Health Care Facilities Auth
RB (Multicare Health System) Series 2009A (LIQ: ROYAL BANK OF CANADA)	a	0.43%		07/07/16	5,000,000	5,000,000
RB (Providence Health & Services) Series 2012C (LIQ: US BANK NATIONAL ASSOCIATION)	c	0.42%		07/07/16	30,000,000	30,000,000
RB (Providence Health & Services) Series 2014C&2014D (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	3,435,000	3,435,000
RB (Providence Health & Services) Series 2014D (LIQ: MORGAN STANLEY BANK NA)	a	0.45%		07/07/16	1,000,000	1,000,000
RB (Providence Heath & Services) Series 2014C (LIQ: BANK OF AMERICA NA)	a	0.43%		07/07/16	8,665,000	8,665,000
Washington State Housing Finance Commission
M/F Housing RB (Reserve at SeaTac Apts) Series 2015 (LOC: FEDERAL HOME LOAN BANKS)		0.43%		07/07/16	11,500,000	11,500,000
M/F Housing RB (Willow Tree Grove Apts) Series 2011 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.42%		07/07/16	3,505,000	3,505,000
						95,890,000
West Virginia 1.3%
Cabell Cnty
Univ Facilities RB (Provident Group) Series 2010A (LOC: BANK OF AMERICA NA)		0.43%		07/07/16	7,500,000	7,500,000
Jackson County Commission
IDRB (Amstrong World Industries) Series 2010 (LOC: BANK OF NOVA SCOTIA)		0.42%		07/07/16	35,000,000	35,000,000
West Virginia Economic Development Auth
Solid Waste Disposal RB (Appalachian Power Co) Series 2009B (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.42%		07/07/16	6,950,000	6,950,000
						49,450,000
Wisconsin 2.1%
Wisconsin
Appropriation Bonds Series 2009A (LIQ: BARCLAYS BANK PLC)	a	0.44%		07/07/16	12,500,000	12,500,000
92    See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Wisconsin Health & Educational Facilities Auth
RB (Ascension Health) Series 2012D (LIQ: CITIBANK NA)	a	0.43%		07/07/16	3,000,000	3,000,000
RB (Ascension Health) Series 2016A (LIQ: MORGAN STANLEY BANK NA)	a	0.45%		07/07/16	11,665,000	11,665,000
RB (Benevolent Corp Cedar Community) Series 2007 (LOC: JPMORGAN CHASE BANK NA)		0.47%		07/07/16	14,500,000	14,500,000
RB (Children's Hospital of WI) Series 2008B (LIQ: BARCLAYS BANK PLC)	a	0.44%		07/07/16	2,940,000	2,940,000
RB (Froedtert & Community Health) Series 2009C (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	4,565,000	4,565,000
RB (Froedtert & Community Health) Series 2009C (LIQ: ROYAL BANK OF CANADA)	a	0.44%		07/07/16	5,000,000	5,000,000
RB (Froedtert Health) Series 2012A (LIQ: MORGAN STANLEY BANK NA)	a	0.45%		07/07/16	6,665,000	6,665,000
Wisconsin Housing & Economic Development Auth
Housing RB Series 2012B (LIQ: FEDERAL HOME LOAN BANKS)		0.42%		07/07/16	10,070,000	10,070,000
M/F Housing Bonds Series 2008A (LIQ: FEDERAL HOME LOAN BANKS)		0.43%		07/07/16	5,775,000	5,775,000
						76,680,000
Total Variable-Rate Municipal Securities
(Cost $2,725,926,488)						2,725,926,488

End of Investments.

At 06/30/16, the tax basis cost of the fund's investments was $3,814,336,668.
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,060,780,500 or 29.0% of net assets.
b	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
c	All or a portion of this security is designated as collateral for delayed-delivery securities.

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development bond
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
PFC —	Passenger facility charge
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
ULT —	Unlimited tax
USD —	Unified school district

See financial notes    93

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
At June 30, 2016, all of the fund's investment securities were classified as Level 2. The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2016. The breakdown of the fund's investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
94    See financial notes

Schwab AMT Tax-Free Money Fund
Statement of
Assets and Liabilities
As of June 30, 2016; unaudited
Assets
Investments, at cost and value (Note 2a)		$3,814,336,668
Cash		30,960
Receivables:
Investments sold		1,000,011
Interest		4,995,558
Fund shares sold		456,774
Prepaid expenses	+	76,546
Total assets		3,820,896,517
Liabilities
Payables:
Investments bought		93,793,482
Investments bought — Delayed delivery		62,957,720
Investment adviser and administrator fees		307,270
Fund shares redeemed		180,475
Distributions to shareholders		16,456
Accrued expenses	+	143,205
Total liabilities		157,398,608
Net Assets
Total assets		3,820,896,517
Total liabilities	–	157,398,608
Net assets		$3,663,497,909
Net Assets by Source
Capital received from investors		3,663,687,133
Net realized capital losses		(189,224)

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Sweep Shares	$3,317,421,654		3,316,019,288		$1.00
Value Advantage Shares	$346,076,255		345,922,923		$1.00

See financial notes    95

Schwab AMT Tax-Free Money Fund
Statement of
Operations
For the period January 1, 2016 through June 30, 2016; unaudited
Investment Income
Interest		$5,136,079
Expenses
Investment adviser and administrator fees		6,363,609
Shareholder service fees:
Sweep Shares		6,138,025
Value Advantage Shares		414,228
Portfolio accounting fees		97,445
Registration fees		66,003
Custodian fees		41,325
Shareholder reports		23,535
Independent trustees' fees		22,877
Professional fees		21,531
Transfer agent fees		20,791
Interest expense		1,098
Other expenses	+	29,025
Total expenses		13,239,492
Expense reduction by CSIM and its affiliates	–	8,299,545
Net expenses	–	4,939,947
Net investment income		196,132
Realized Gains (Losses)
Net realized losses on investments		(189,224)
Increase in net assets resulting from operations		$6,908
96    See financial notes

Schwab AMT Tax-Free Money Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/16-6/30/16		1/1/15-12/31/15
Net investment income		$196,132	$387,690
Net realized gains (losses)	+	(189,224)	906,912
Increase in net assets from operations		6,908	1,294,602
Distributions to Shareholders
Distributions from net investment income
Sweep Shares		(175,776)	(344,363)
Value Advantage Shares	+	(20,356)	(43,327)
Total distributions from net investment income		(196,132)	(387,690)
Distributions from net realized gains
Sweep Shares		—	(379,002)
Value Advantage Shares	+	—	(40,954)
Total distributions from net realized gains		—	(419,956)
Total distributions		(196,132)	(807,646)
Transactions in Fund Shares*
Shares Sold
Sweep Shares		4,628,297,924	10,896,698,617
Value Advantage Shares	+	53,515,678	130,225,185
Total shares sold		4,681,813,602	11,026,923,802
Shares Reinvested
Sweep Shares		158,801	712,907
Value Advantage Shares	+	14,177	71,415
Total shares reinvested		172,978	784,322
Shares Redeemed
Sweep Shares		(5,041,722,750)	(10,856,908,684)
Value Advantage Shares	+	(110,520,770)	(194,898,737)
Total shares redeemed		(5,152,243,520)	(11,051,807,421)
Net transactions in fund shares		(470,256,940)	(24,099,297)
Net Assets
Beginning of period		4,133,944,073	4,157,556,414
Total decrease	+	(470,446,164)	(23,612,341)
End of period		$3,663,497,909	$4,133,944,073
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
See financial notes    97

Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund
Financial Notes, unaudited
1. Business Structure of the Funds:
Each of the funds in this report is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
The Charles Schwab Family of Funds (organized October 20, 1989)	Schwab Variable Share Price Money Fund™
Schwab Money Market Fund™	Schwab Retirement Government Money Fund™
Schwab Government Money Fund™	Schwab Municipal Money Fund
Schwab U.S. Treasury Money Fund™	Schwab AMT Tax-Free Money Fund
Schwab Treasury Obligations Money Fund™	Schwab California Municipal Money Fund™
Schwab Value Advantage Money Fund®	Schwab New York Municipal Money Fund™
Schwab Advisor Cash Reserves®	Schwab New Jersey Municipal Money Fund™
Schwab Cash Reserves™	Schwab Pennsylvania Municipal Money Fund™
Schwab Retirement Advantage Money Fund®	Schwab Massachusetts Municipal Money Fund™
Schwab Investor Money Fund®

Schwab Municipal Money Fund offers four share classes: Sweep Shares, Value Advantage Shares, Select Shares and Premier Shares. Schwab AMT Tax-Free Money Fund offers two share classes: Sweep Shares and Value Advantage Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.
Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds' Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.
2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the funds are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within
98

Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•  Level 3—significant unobservable inputs (including the funds' own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds' results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
(b) Accounting Policies for certain Portfolio Investments (if held):
Delayed-Delivery Transactions: The funds may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The funds will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. The funds will earmark or segregate appropriate liquid assets to cover their delayed-delivery purchase obligations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium and accretes discounts to the security’s call date and price, rather than the maturity date and price.
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.
99

Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The funds declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to a fund's net investment income for that day, are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year.
(g) Custody Credit:
The funds have an arrangement with their custodian bank, State Street Bank and Trust Company (State Street), under which the funds may receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
3. Credit and Liquidity Enhancements:
A substantial portion of the funds’ investments are in securities with credit enhancements and/or liquidity enhancements from financial institutions or corporations. These enhancements are employed by the issuers of the securities to reduce credit risk and provide liquidity for the purchaser. The following table provides detail on the approximate percentage of each fund’s investments in securities with these types of enhancements, as well as the name of the entity providing the largest proportion of enhancements in each fund.
	Schwab Municipal Money Fund	Schwab AMT Tax-Free Money Fund
% of investments in securities with credit enhancements or liquidity enhancements	75%	71%
Largest % of investments in securities with credit enhancements or liquidity enhancements from a single institution	10% (JP Morgan Chase Bank NA)	12% (JP Morgan Chase Bank NA)
For additional information, please refer to the funds’ Portfolio Holdings. Investments with credit enhancements are tickmarked as letter of credit “LOC,” guaranty “GTY” and/or liquidity agreement “LIQ,” respectively, along with the institution providing the enhancement.
100

Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund
Financial Notes, unaudited (continued)
4. Risk Factors:
Investment Risk. You could lose money by investing in the funds. Although the funds seek to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. Effective October 14, 2016, the funds may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the funds’ liquidity falls below required minimums because of market conditions or other factors. An investment in the funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The funds’ sponsors have no legal obligation to provide financial support to the funds, and you should not expect that the sponsors will provide financial support to the funds at any time.
Retail Money Market Fund Risk. On or before October 14, 2016, each fund intends to qualify as a “retail money market fund,” as such term is defined or interpreted under the rules governing money market funds. A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. Prior to and upon conversion to a “retail money market fund,” a fund may involuntarily redeem any investor who is not a natural person. Each fund will provide advance notice of its intent to make any such involuntary redemption. Neither the fund nor the investment adviser will be responsible for any loss or tax liability in an investor’s account resulting from such involuntary redemption. As a “retail money market fund,” each fund will be permitted to continue to value its securities using the amortized cost method to seek to maintain a stable $1.00 share price. However, on or after October 14, 2016, each fund may be subject to liquidity fees and/or redemption gates on fund redemptions if the fund’s liquidity falls below required minimums because of market conditions or other factors.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, a fund’s yield (and total return) also will be low or may even be negative, which may make it difficult for the fund to pay expenses out of fund assets or maintain a stable $1.00 share price. Because interest rates in the United States are near historically low levels, a change in a central bank’s monetary policy or improving economic conditions may result in an increase in interest rates. A sudden or unpredictable rise in interest rates may cause volatility in the market and may decrease liquidity in the money market securities markets, making it more difficult for a fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of a fund’s money market securities holdings.
Stable Net Asset Value Risk. If a fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price. Each fund is permitted, among other things, to reduce or withhold any income and/or gains generated from its portfolio to maintain a stable $1.00 share price.
Credit Risk. A fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. A fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor or liquidity provider of a portfolio investment fails to honor its obligations. For fixed-rate investments, negative perceptions of the ability of an issuer, guarantor or liquidity provider to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of a fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall. The fund's investments in securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause a fund to underperform or otherwise not meet its investment objective. A fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect a fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, a fund’s yield at times could lag the yields of other money market funds.
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Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund
Financial Notes, unaudited (continued)
4. Risk Factors (continued):
Credit and Liquidity Enhancements Risk. The funds may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for purchasers, such as the funds. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of a fund’s holdings. For example, a rating agency downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by a fund. Any decline in the value of the securities held by a fund could cause the fund’s share price or yield to fall. To the extent that a portion of a fund’s underlying investments are enhanced by the same bank or financial institution, these risks may be increased.
State and Regional Risk. State and regional factors could affect a fund’s performance. To the extent that a fund invests in securities from a given state or geographic region, its share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. National governmental actions, such as the elimination of tax-exempt status, also could affect performance. In addition, a municipality or municipal project that relies directly or indirectly on national governmental funding mechanisms may be negatively affected by the national government’s current budgetary constraints.
Investment Concentration Risk. To the extent that a fund invests a substantial portion of its assets in municipal securities financing similar projects, the fund may be more sensitive to adverse economic, business or political developments affecting those projects. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.
Taxable Determinations Risk. Some of a fund’s income could be taxable. If certain types of investments a fund buys as tax-exempt are later ruled to be taxable, a portion of the fund’s income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities or securities whose interest is subject to the federal alternative minimum tax (AMT) could generate taxable income. Also, some types of municipal securities produce income that is subject to the AMT.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase, sell or value, especially during stressed market conditions. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. In addition, dealer inventories of certain securities—an indication of the ability of dealers to engage in “market making”—are at, or near, historic lows in relation to market size, which could potentially lead to decreased liquidity. In such cases, a fund, due to limitations on investments in illiquid securities and the difficulty in readily purchasing and selling such securities at favorable times or prices, may decline in value, experience lower returns and/or be unable to achieve its desired level of exposure to a certain issuer or sector. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Redemption Risk. A fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in a fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the funds, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Risk. The funds are not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.
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Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund
Financial Notes, unaudited (continued)
5. Affiliates and Affiliated Transactions:
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between it and the trust.
For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund's average daily net assets as follows:
Average Daily Net Assets
First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%
For the period ended June 30, 2016, the aggregate advisory fees paid to CSIM by the Schwab Municipal Money Fund and the Schwab AMT Tax-Free Money Fund were 0.32% and 0.33%, respectively, as a percentage of each fund's average daily net assets.
The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, Schwab) (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. The Plan also enables the Sweep Shares of the funds to pay Schwab for certain sweep administration services, such as processing of automatic purchases and redemptions it provides to fund shareholders invested in the funds.
Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than the amounts listed in the table below of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. Sweep Shares of the funds are also subject to an annual sweep administration fee up to the amount set forth below. The sweep administration fee paid to Schwab is based on the average daily net asset value of the funds' shares owned by shareholders holding shares through Schwab. Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
	Shareholder Servicing Fee	Sweep Administration Fee
Sweep Shares	0.25%	0.10%
Value Advantage Shares	0.22%	n/a
Select Shares	0.22%	n/a
Premier Shares	0.22%	n/a
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Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund
Financial Notes, unaudited (continued)
5. Affiliates and Affiliated Transactions (continued):
CSIM and its affiliates have made an additional agreement with each fund, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation), as follows:
	Schwab Municipal Money Fund	Schwab AMT Tax-Free Money Fund
Sweep Shares*	0.62%	0.62%
Value Advantage Shares*	0.45%	0.45%
Select Shares**	0.35%	n/a
Premier Shares**	0.24%	n/a
*	CSIM and its affiliates have agreed to limit this share class's expenses as described above for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the Board.
**	Select Shares and Premier Shares are only offered by Schwab Municipal Money Fund. CSIM and its affiliates have agreed to limit this share class's expenses as described above through April 29, 2018.
In addition, effective January 1, 2016 through December 31, 2016, CSIM and its affiliates agreed to waive an additional amount of the Schwab Municipal Money Fund's Select Shares, Value Advantage Shares and Sweep Shares expenses and the Schwab AMT Tax-Free Fund's Value Advantage Shares and Sweep Shares expenses equal to 0.005% of each fund's or share class's average daily net assets.
During the period ended June 30, 2016, the funds waived the following amounts, of which a portion was waived in accordance with the contractual expense limitation agreements:
	Total Waived Amount	Contractual Expense Limitation Waived Amount
Schwab Municipal Money Fund	$26,114,209	$6,998,623
Schwab AMT Tax-Free Money Fund	8,299,545	1,614,918
Voluntary Yield Waiver/Reimbursement
CSIM and its affiliates also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for each fund or each class of a fund.
The funds may engage in direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended June 30, 2016, each fund’s total aggregate security transactions with other Schwab Funds were as follows:
Schwab Municipal Money Fund	$607,328,889
Schwab AMT Tax-Free Money Fund	300,839,000
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds/portfolios. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.
6. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.
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Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund
Financial Notes, unaudited (continued)
7. Borrowing from Banks:
The funds are participants with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $530 million line of credit (the Credit Facility), with State Street as agent, which matures on October 6, 2016. Under the terms of the Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund pays a commitment fee of 0.125% per annum on its proportionate share of the unused portion of the Credit Facility. There were no borrowings from the line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.
8. Federal Income Taxes:
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2015, the funds had no capital loss carryforwards.
As of December 31, 2015, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2015, the funds did not incur any interest or penalties.
9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement (the “Agreement”) between The Charles Schwab Family of Funds (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”) with respect to the existing funds in the Trust, including the Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund (the “Funds”), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. The Board also receives extensive data provided by an independent provider of investment company data and an independent accounting firm. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity . The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.
The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Funds at meetings held on May 9, 2016, and June 1, 2016, and approved the renewal of the Agreement with respect to the Funds for an additional one year term at the meeting held on June 1, 2016. The Board’s approval of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including
1. the nature, extent and quality of the services provided to the Funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the Funds;
2.	each Fund’s investment performance and how it compared to that of certain other comparable mutual funds;
3. each Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s experience, track record, compliance program, resources dedicated to hiring and retaining qualified personnel, and information security resources. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as investment research tools and Internet access and an array of account features that benefit the Funds and certain of their shareholders. The Trustees also considered Schwab’s reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the Funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.
Fund Performance. The Board considered the Funds’ performance in determining whether to renew the Agreement with respect to the Funds. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, if applicable, and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered the risk profile for such Fund and the appropriateness of the

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benchmark used to compare the performance of each Fund. The Trustees further considered the level of Fund performance in the context of its review of Fund expenses and adviser profitability discussed below and also noted that performance is reviewed throughout the year by a designated committee of the Board and by the Board. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Funds supported renewal of the Agreement with respect to the Funds.
Fund Expenses. With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement, and each Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The Trustees considered the effects of CSIM’s and Schwab’s practice of waiving management and other fees to prevent total Fund expenses from exceeding a specified cap as well as using voluntary waivers to maintain a certain yield, which CSIM has committed not to recoup. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as exchange-traded funds and separately managed accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and any differences in the nature and scope of the services CSIM provides to these other accounts, as well as differences in the market for these types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported renewal of the Agreement with respect to the Funds.
Profitability. The Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. In this connection, the Trustees reviewed management’s profitability analyses and methodology, together with certain commentary thereon from an independent accounting firm. The Trustees also reviewed profitability of CSIM relating to the Schwab fund complex as a whole, noting the benefit to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain fixed costs across other funds in the complex. The Trustees also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each Fund by CSIM and its affiliates.
Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Funds.
Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to a Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers or expense caps by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered contractual investment advisory fee schedules with respect to the Funds that include lower fees at higher graduated asset levels. The Board also considered certain commitments by CSIM and Schwab that are designed to pass along potential economies of scale to Fund shareholders. Specifically, the Board considered CSIM and Schwab’s previously negotiated commitments, which may be changed only with Board approval, relating to: (i) reductions of contractual advisory fees or addition of breakpoints for certain funds within the fund complex, (ii) implementation, by means of expense limitation agreement, of additional reductions in net overall expenses for certain funds, and (iii) future net total operating expense reductions for non-taxable money funds as a group (excluding certain share classes) when aggregate assets of such group of funds exceed certain levels. In particular, the Board considered the actual expense reductions with respect to the Funds that resulted from CSIM and Schwab’s commitments set forth above. Based on this evaluation, and in consideration of the previously negotiated commitments made by CSIM and Schwab as discussed above, the Board concluded, within the context of its full deliberations, that the Funds obtain reasonable benefit from economies of scale.
In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.
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Trustees and Officers
The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 108 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) and President, PIMCO Funds.	108	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	108	Director, Gilead Sciences, Inc. (2005 – present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	108	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	108	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	108	Director, KLA-Tencor Corporation (2008 – present)
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	108	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	108	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	108	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	108	Board Member and Chairman of the Audit Committee, Ionis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); and Director, Schwab Holdings, Inc. (May 2008 – present).	108	Director, The Charles Schwab Corporation (2008 – present)
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Interested Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).	108	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Senior Executive Vice President and Chief Financial Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (July 2015 – present); Executive Vice President and Chief Financial Officer of The Charles Schwab Corporation and Charles Schwab & Co., Inc. (May 2007 – July 2015); Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director, Executive Vice President and Chief Financial Officer, Schwab Holdings, Inc. (May 2007 – present).	108	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
110

Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha, and Mr. Martinetto are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
111

Glossary
144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
Alternative Minimum Tax (AMT)  A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond anticipation notes Obligations sold by a state or local government on a short-term basis in anticipation of the issuance of a longer-term bond in the future.
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
commercial paper  Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings  Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk  The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity  See weighted average maturity.
effective yield  A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
escrow  The issuer of an escrowed bond deposits funds in a trust which are verified by a third party to be sufficient to pay the bond’s principal and interest at maturity or at a call date. The funds in the trust are invested in high quality investments, typically US Treasury and Agency obligations which mature at or prior to the bond’s maturity or call date.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
fixed rate notes  A security with a fixed rate or coupon and a short maturity (typically within thirteen months). For example, bond, revenue or tax anticipation notes.
Guaranty (GTY)  An instrument issued by a financial institution to unconditionally guarantee the repayment of a security’s principal and interest at maturity. The security will typically carry the rating of the institution which provides the guaranty rather than that of the security’s issuer.
illiquid securities  Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest  Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
Letter of Credit (LOC)  An instrument issued by a financial institution which unconditionally guarantees the repayment of principal and interest at maturity and upon demand. Many securities known as variable-rate demand obligations (VRDOs) carry LOCs to provide a source of payment to allow the holder of the security to demand repayment after a pre-defined number of days, typically daily or weekly.
Liquidity (LIQ)  A liquidity facility is issued by a financial institution to improve the ability of the issuer of the security to meet demands for payment. Many securities known as variable-rate demand obligations (VRDOs) carry liquidity facilities to provide a source of payment to allow the holder of the security to demand repayment after a pre-defined number of days, typically daily or weekly. The issuer of the security must maintain strong long-term ratings and credit characteristics while the liquidity facility is in effect. If the issuer fails to meet certain predetermined financial conditions, the financial institution may terminate its obligation without notice.
liquid assets Daily liquid assets  include (i) cash, (ii) direct obligations of the U.S. Government; or (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within one business day. Weekly liquid assets  include (i) cash; (ii) direct obligations of the U.S. Government; (iii) Government securities issued by a person controlled or supervised by and acting as an instrumentality of the Government of the United States pursuant to authority granted by the Congress of the United States, that are issued at a discount to the principal amount to be repaid at maturity and have a remaining maturity of 60 days or less; or (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within five business days.
112

A taxable money market fund may not acquire any security other than a “daily liquid asset” unless, immediately following such purchase, at least 10% of its total assets would be invested in daily liquid assets and no money market fund may acquire any security other than a “weekly liquid asset” unless, immediately following such purchase, at least 30% of its total assets would be invested in weekly liquid assets.
liquidity-enhanced security  The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity  The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
money market securities  High-quality, short-term debt securities that may be issued by states and local governments and their agencies. Money market securities must have an effective maturity of no longer than 397 days. Examples include bond and tax anticipation notes, commercial paper, variable-rate demand obligations and tender option bonds.
municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
revenue anticipation notes  Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.
taxable-equivalent yield  The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0%
(4.5% ÷ [1 – 0.25%] = 6.0%).
tax anticipation notes  Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.
tender option bond  A security which is created by a financial institution by combining a long-term municipal bond with a liquidity facility which converts the long-term bond into a money-market eligible security. Tender option bonds are issued as section 144A securities.
Tier 1, Tier 2  Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
variable rate demand obligations (VRDOs)  Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
variable rate demand preferred shares (VRDP)  Variable rate demand securities that are issued by single state or national closed-end municipal bond funds, which, in turn, invest primarily in portfolios of tax-exempt municipal bonds. It is anticipated that the interest on VRDPs will be exempt from federal income tax. These securities are considered “municipal money market securities” for purposes of the fund’s investment policy as stated in the prospectus.
weighted average life (WAL)  For money market mutual funds as per rule 2a-7, the weighted average life calculation takes into account either the final maturity date for each security held in the portfolio or, when relevant, the date of the next demand feature (when the fund is scheduled to receive payment of principal and interest after a demand). Money funds are required to maintain a weighted average life of no more than 120 days. Weighted average life for all Schwab money market funds is available in each fund’s monthly schedule of portfolio holdings at www.schwabfunds.com/prospectus and also available in each fund’s Form N-MFP on the SEC’s website at www.sec.gov immediately upon filing.
weighted average maturity (WAM)  For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.
113

Notes

Notes

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.
Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.csimfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.csimfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.
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Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Some are linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.
[1]	You could lose money by investing in a money market fund. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Effective October 14, 2016, all Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The money market fund's sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-800-435-4000
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2016 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR25720-14
00169734

Semiannual report dated June 30, 2016, enclosed.
Schwab Municipal Money Funds

Schwab New York Municipal Money Fund™
Schwab New Jersey Municipal Money Fund™
Schwab Pennsylvania Municipal Money Fund™
Schwab Massachusetts Municipal Money Fund™

This wrapper is not part of the shareholder report.

Schwab Municipal Money Funds
Semiannual Report
June 30, 2016
Schwab New York Municipal Money Fund™
Schwab New Jersey Municipal Money Fund™
Schwab Pennsylvania Municipal Money Fund™
Schwab Massachusetts Municipal Money Fund™

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In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

From the President
Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.
Dear Shareholder,
The six-month reporting period ended June 30, 2016, was marked by historically low interest rates that continued to suppress money market fund yields. Some money market fund yields got a lift after the Federal Reserve (Fed) hiked the federal funds rate in December 2015 for the first time in nearly a decade, and many economists anticipated that the Fed would follow with more increases in 2016. Instead, the Fed left rates unchanged in the face of slower-than-expected economic growth at home and unanticipated developments abroad, including the United Kingdom’s vote in late June to leave the European Union, also known as Brexit.
These events, combined with overall tight supply and steady demand, kept municipal bond yields from rising much above their historical lows during the reporting period. However, while money market fund yields may remain near these low levels for the immediate future, it’s important to remember that yield is only one facet of owning such investments. The Schwab Municipal Money Funds are designed to offer investors stability of capital and liquidity, and also seek to generate current income exempt from federal and state-specific income taxes. Employing extensive credit research and professional money management, we actively manage the funds to address these characteristics in different types of rate and market environments.
We have also added to our online resources to increase transparency and clarity for investors. Pursuant to new Securities and Exchange Commission (SEC) regulations governing the money market fund industry, our website now includes information on the daily and weekly liquid assets of the Schwab Money Funds, net inflows and outflows for the funds, and the current net asset value (NAV) and market-based NAV per share. These reporting changes and disclosure changes are intended to provide additional information. Furthermore, Charles Schwab Investment Management is well-positioned to be in compliance with other SEC regulations when they go into effect on October 14, 2016, and we will continue to offer a strong lineup of money market funds that appeal to both retail and institutional investors.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab Municipal Money Funds, please continue reading this report. In addition, you can find further details about these funds by visiting our website at www.csimfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,

The six-month reporting period ended June 30, 2016, was marked by historically low interest rates that continued to suppress money market fund yields.

2Schwab Municipal Money Funds

The Investment Environment
Over the six-month reporting period ended June 30, 2016, yields on municipal money market funds continued to reflect the low interest rate environment. When the Federal Reserve (Fed) first raised short-term interest rates in December 2015, the U.S. economy was showing signs of stability and Fed officials had expectations of four additional rate increases in 2016. However, with concerns about the global economy increasing amidst sharply fluctuating oil and commodity prices, falling U.S. corporate profits, and financial turmoil in China, the likelihood of future increases diminished. The Fed left the federal funds rate unchanged at meetings in January, March, April, and June, at which point one rate increase was expected by the end of the year.
However, the results of the United Kingdom (U.K.) referendum regarding membership in the European Union (EU), also known as Brexit, further complicated the expected pace of future short-term interest rate increases. In the week following the Fed’s June meeting, the U.K. unexpectedly voted to leave the EU, triggering a sharp selloff in global equity markets and increasing overall market volatility. Immediately after this decision was announced, the British pound depreciated by more than 7% and shares of many global banks fell, while longer-term Treasury yields dropped and U.K. and European bank credit spreads widened. This decision intensified global growth concerns at the end of the reporting period, and further decreased the likelihood of a short-term interest rate increase in 2016. As rate expectations fell, many investors became generally more willing to accept a lower yield on longer-term securities, resulting in a flatter yield curve.
During the six-month reporting period, oil prices continued to fluctuate in response to policy changes, currency movements, and other market events. These price variations created pressure in credit markets globally, and also negatively impacted the budgets of many states that produce large amounts of U.S. oil. Early in the reporting period, several states proposed measures to address budget shortfalls due to depressed oil prices, including cuts to government spending, dipping into emergency funds, and the introduction of new taxes. Though oil prices generally trended upward for much of the reporting period, elevated global growth concerns due to Brexit at the end of June caused oil prices to fall, serving as a reminder that any type of economic recovery was still uncertain.
Despite the increased volatility and uncertainty, the U.S. economy remained relatively strong and many municipalities benefitted from generally improving finances and credit conditions. Revenues from personal and corporate income and sales taxes grew, while the strength of the U.S. housing market provided a boost in property tax revenues. This increase in cash flows, however, also lessened the need for additional funding for many state and local governments, reducing the supply of available municipal securities.
The six-month reporting period ended June 30, 2016 was characterized by heightened uncertainty and volatility in markets across the globe. The Fed left short-term interest rates unchanged, contributing to the continued low yield environment, and questions remained surrounding overall global economic growth, especially in light of Brexit. Oil price fluctuations negatively affected many state budgets, while generally increasing tax revenues allowed many municipalities to issue less short-term debt, adding pressure to an already limited supply.
Management views may have changed since the report date.
Schwab Municipal Money Funds3

State Investment Environment
New York
Three years of litigation settlements will provide over $6 billion for statewide infrastructure projects.
New York ended fiscal 2016 (March 31, 2016) with a general fund balance of $9 billion, much of it resulting from the receipt over the last three years of $8.7 billion in settlements by financial institutions following litigation related to the financial crisis. The bulk of the fund balance, or $6.4 billion, will be used for infrastructure projects over the next three years and $1.8 billion has been placed in the state’s rainy day fund. The state’s tax receipts for fiscal 2016 were about $400 million below revised estimates, primarily due to lower bank and corporate franchise tax receipts, but it spent $1.5 billion less than budgeted for the year, mostly related to lower spending on local government programs, resulting in a small operating surplus for the year.
The state adopted the $149 billion fiscal 2017 budget in March 2016. The general fund budget, totaling $72 billion, includes $1.3 billion in funding for the Dedicated Infrastructure Investment Fund, part of the Governor’s plan to use the windfall from legal settlements for one-time spending. Governor Andrew Cuomo continues to limit overall spending growth to only 2%, although certain areas, such as education and Medicaid, saw growth of 6.5% and 3.4%, respectively, in the current year budget. The state projects ending fiscal 2017 with $2.5 billion in general fund reserves, or 3.5% of operating expenses. The state budget also includes plans to spend $27 billion over the next five years on Department of Transportation projects and will provide $8 billion of the New York City Metropolitan Transportation Authority’s five-year $29 billion capital budget. A portion of this funding comes from the almost $9 billion in litigation settlements the state has received over the last three years.
New York State local governments, including cities, counties and school districts, continue to grapple with the impact of a 2% per year cap on local property tax growth. This limit on revenue growth has occurred simultaneously with cuts in state aid to these governmental units which have not fully returned to pre-recession levels. Both of these actions have required local governments to reduce their own budgets in order to maintain financial stability. A number of local governments have been particularly impacted by the state aid cuts and cap on property tax increases due to poor financial management coupled with the impact of the national recession. The state controller has created a review process to identify fiscally strained local governments and provide them with help in fiscal management. This process is aimed at reducing the need for the state to establish control boards which are allowed to balance a local government’s finances without input from locally elected officials.
New York State’s economy has continued to improve, bouncing back strongly from the impacts of Hurricane Sandy and the recession. Employment increased 2.1% in 2015 and is projected to grow 1.5% in 2016. Personal income growth is projected to be a robust 4.3% for the year. Per capita personal income for the state is 122% of the U.S. average and is the fifth highest among the states. New York’s wage base remains strongly tied to the Financial Activities job sector which represents 8% of the state’s jobs but 21% of its wages.
New York State remains a strong investment-grade credit due to its deep and diverse economy and its high personal wealth levels which give it great financial flexibility. As of the date of this report, the state’s general obligation debt is rated Aa1 by Moody’s Investors Service and AA+ by both Fitch Ratings and Standard & Poor’s Corp. All ratings have stable outlooks.
New Jersey
New Jersey’s economy continued to strengthen, although fiscal 2016 income and corporate business tax revenue declined due to stock market volatility.
New Jersey is expected to end fiscal 2016 (June 30, 2016) with a small deficit due to lower than anticipated income and corporate business taxes. Through the first 11 months of the fiscal year, major revenues totaled $24.8 billion, approximately $52 million less than in the same period the prior year and below the state’s revised 1.5% projected growth rate. The state planned to address the revenue shortfall by reducing expenditures and tapping a portion of its reserves, which had risen to $823 million at the end of fiscal 2015, a slim 2.5% of spending. Unlike in previous years, scheduled contributions to the state’s pension funds were not expected to be included on the list of potential spending reductions.
New Jersey’s budget for the fiscal year beginning July 1, 2016 totals $34.5 billion. The budget increases spending by 2%, virtually all of which is targeted at higher pension contributions, employee health benefit costs and debt service. Pension contributions total $1.9 billion, which is $555 million above fiscal 2016 contributions, but still only 40% of the full actuarially recommended contribution. Similar to previous budgets under the Christie Administration, the fiscal 2017 budget does not raise taxes. However, the Legislature is working on a bill to raise gas or other taxes to replenish the state’s transportation trust fund which finances road, bridge and rail projects across New Jersey. The state ran out of borrowing authority to fund transportation projects at the end of fiscal 2016 and did not have sufficient dedicated revenues to continuing funding the projects without additional income. Hundreds of state-funded transportation construction projects were halted on July 8 due to lack of funding.
Longer term, the state continues to be challenged by rising pension and retiree healthcare liabilities, exacerbated by the state’s practice of contributing less than the amount needed to pay down past liabilities. The state’s $95 billion unfunded pension liability, along with its estimated $65 billion retiree healthcare liability and $36 billion of debt, continue to create long-term budget uncertainty.
4Schwab Municipal Money Funds

State Investment Environment continued
New Jersey’s economy continues to grow at a modest pace. Employment growth increased 1.2% over the past year. The state has recovered 90% of the jobs lost during the recession. The state’s unemployment rate declined to 4.9% as of May 2016, comparable to the national average of 4.7% and down from 5.8% a year earlier. Statewide personal income increased 4.0% in 2015, marginally lower than the national average of 4.4%. Nevertheless, per capita income remains the fourth highest in the nation.
Local governments appear to be benefiting from job growth and improvement in the housing market, with the exception of counties in southern New Jersey where unemployment remains above average. The Atlantic City area has been particularly hard hit by the decline in the casino industry and other related tourism. However, local government financial improvement continues to be tempered by the state’s 2% limit on property tax growth, flat state aid, and rising pension and employee benefit costs.
New Jersey remains an investment grade credit due to its diverse economy and high personal wealth levels, although its financial flexibility continues to be constrained by low reserves, weak liquidity and growing pension liabilities. As of the date of this report, New Jersey’s general obligation debt carries the second lowest ratings among the states and is rated A2 by Moody’s and A by Standard & Poor’s and Fitch. Both Moody’s and Standard & Poor’s ratings have negative outlooks, while Fitch’s rating has a stable outlook.
Pennsylvania
Pennsylvania’s spending needs have outpaced its slow economic and revenue growth, leaving it facing mounting fiscal pressure.
Pennsylvania’s fiscal 2016 (ending June 30, 2016) budget was finally adopted in late March 2016, nine months after the constitutional deadline, the longest budget stalemate in the Commonwealth’s history. The delay resulted from substantial differences in priorities between Governor Tom Wolf and the state legislature and caused major disruptions for local entities, particularly school districts. The highly contentious and partisan political environment resulted in a budget that failed to implement any meaningful long-term reforms to address the growing revenue and expenditure misalignments. As a result, the fiscal 2016 budget failed to address the Commonwealth’s ongoing structural budgetary deficit and instead relied on reserves and one-time revenue measures to fill the gap. Pennsylvania ended fiscal 2016 with a depleted reserve, which significantly hampers its future flexibility to address any unexpected revenue shortfall.
Pennsylvania reported tepid revenue growth in fiscal 2016 with revenues totaling $30.9 billion, up 1% over the prior fiscal year, much lower than the very strong 7% growth experienced in fiscal 2015. Sales tax and personal income tax receipts, the two largest components of the Commonwealth’s revenue base, fell short of budgeted expectations reflecting an economic slow-down in the Commonwealth. This is reflected in Pennsylvania's fiscal 2016 employment growth of 0.8% which lags well behind the nation's 1.7% growth, and has fallen slightly from the 1% rate in fiscal 2015. Its unemployment rate also increased to 5.2% as of April 2016, up from 4.8% in April 2015.
One of the primary drivers of Pennsylvania’s expenditure growth is its rapidly rising pension costs. The fiscal 2017 pension costs are estimated to grow by 22% from fiscal 2016, and will represent about 9% of general fund spending. The pension system for public school employees was only 61% funded at June 30, 2015, leaving a $43 billion liability. The state employee pension system was 58% funded, leaving a $20 billion liability at December 31, 2015.
The Commonwealth passed its fiscal 2017 spending budget, totaling $31.5 billion, in the first week of July with a separate revenue agreement to close a $1.2 billion gap. The revenue package included money from liquor sale reform, gambling expansion, higher tobacco taxes, and a temporary 5-year loan from the state medical malpractice insurance fund. The fiscal 2017 budget represents a 5% increase over the fiscal 2016 budget with increased funding primarily for K-12 and higher education, state police and drug programs.
Pennsylvania local governments, along with state agencies, private institutions of higher education and non-profit healthcare providers, also issue tax-exempt debt. While the local governments, primarily cities and school districts, receive some level of state assistance, they also have their own revenue streams that comprise the bulk of their revenues. The timely state budget enactment for fiscal 2017 eliminates the funding uncertainty experienced by Pennsylvania local governments during the fiscal 2016 budget gridlock.
Pennsylvania is a moderately strong investment grade credit due to its moderate debt load, solid economic base and average income levels. The Commonwealth’s general obligation ratings are Aa3 from Moody’s and AA- from Fitch and Standard & Poor’s as of the date of this report; however, S&P and Moody’s both have negative outlooks on their ratings. Fitch maintains a stable outlook.
Schwab Municipal Money Funds5

State Investment Environment continued
Massachusetts
Despite Massachusetts’ expanding economy and sound financial position, its spending pressures are dampening the potential benefits from its sound revenue performance.
In fiscal 2016 (ending June 30, 2016), Massachusetts’ economy continued its expansion; however, the pace of growth appears to be slowing, leading to more moderate tax revenue growth than in the prior year. Tax revenue collections through May 2016 were nearly $22.6 billion, which was $573 million greater (3%) than collections for the same period in 2015. The Commonwealth anticipated ending fiscal 2016 nearly in balance with a modest $221 million shortfall, or (0.5%) of spending, however, this was offset by the Commonwealth’s rainy day fund that totaled $1.3 billion as of June 2016. Massachusetts’ financial position remains sound despite pressures to expand state-sponsored programs for health care, transportation, and education.
On July 8, 2016, the Governor signed the Commonwealth’s fiscal 2017 budget. The $38.9 billion fiscal 2017 budget expands support of public schools to the highest level in state history ($4.6 billion); and increases its unrestricted support of local cities and towns by over $1.0 billion. The final budget relied on lower tax revenue growth than the initial projections made in January 2016, mostly due to stock market volatility and reduced sales tax activity. Taxes in 2017 were originally estimated to increase 4% to nearly $26.9 billion, but revised projections range from $26.1 billion to $26.4 billion. Spending will increase by about 3% with a focus on local aid, education, and healthcare. The state legislature eliminated the Governor’s proposed $200 million deposit to the rainy day fund in response to the reduced growth in tax revenues, but the rainy day fund is projected to maintain the $1.3 billion ending balance, or nearly 4% of spending.
The Commonwealth’s economy is deep and diverse, with a well-established base of educational, healthcare, and information technology employment as well as a variety of finance and real estate-related businesses. Residents enjoy the second highest (to Connecticut) per capita income in the United States. Moreover, the economic diversity and breadth has fueled the Massachusetts recovery well. Nonfarm jobs in the Commonwealth have grown from a ten-year low of 3.18 million jobs in October 2009 to a peak of 3.55 million in April 2016. With this overall improvement and a stable labor force, the statewide unemployment rate dropped to 4.2% in May 2016, its lowest rate since its recession peak of 8.8% in October 2009.
Massachusetts local governments, along with state agencies, private institutions of higher education, and non-profit healthcare providers, also issue tax-exempt debt. While the local governments, primarily cities and school districts, receive some level of state assistance, they have their own revenue sources that comprise the bulk of their revenues and in many cases, also have dedicated taxes to repay their debt. Many state agencies, private colleges and universities, and non-profit healthcare providers rely on their own revenues to repay their debt and do not rely on funding from the state.
Massachusetts is a strong investment-grade credit due to its deep and diverse economy; its high personal-wealth levels; and its sound financial performance and good financial reserves coupled with prudent financial management. The Commonwealth’s credit ratings were Aa1 from Moody’s, and AA+ from both Fitch Ratings and Standard & Poor’s Corp as of the date of this report; however, the S&P rating carries a negative outlook, all other outlooks are stable.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views and portfolio holdings may have changed since the report date.
6Schwab Municipal Money Funds

Fund Management
Kenneth Salinger, CFA, Vice President and Head of Tax-Exempt Strategies, leads the portfolio management team for Schwab’s national and state-specific tax-free bond funds and municipal money market funds. He also has overall responsibility for all aspects of the management of each of the tax-free bond funds. Prior to joining CSIM in 2008, Mr. Salinger was a senior portfolio manager at Wells Capital Management, working on a team that managed municipal bond assets. He worked at American Century Investments from 1992 to 2006, where he was a vice president and senior portfolio manager, responsible for daily management of a number of national and state specific municipal bond funds. Mr. Salinger has worked in fixed-income asset management since 1994.

Kevin Shaughnessy, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2000, Mr. Shaughnessy spent four years as a portfolio manager at Wells Capital Management, where he was responsible for managing the firm’s California municipal money fund assets, as well as short duration private client assets.

Cameron Ullyatt, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2008, Mr. Ullyatt was a vice president and portfolio manager at Oppenheimer Funds, where he was responsible for managing the firm’s municipal money fund assets. From 1999 to 2006, Mr. Ullyatt also worked as a credit analyst in Oppenheimer Funds’ municipal bond and money market departments.
Schwab Municipal Money Funds7

Schwab New York Municipal Money Fund
The Schwab New York Municipal Money Fund (the fund) seeks current income that is exempt from federal income and New York state and local income tax, consistent with preservation of capital and liquidity. To pursue its goal, the fund invests in municipal (muni) money market securities from New York issuers and muni agencies, as well as from U.S. territories and possessions. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
The fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses for the six months ended June 30, 2016, to help the fund maintain a positive net yield. For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.
Market Highlights. During the six-month reporting period ended June 30, 2016, securities typically held by muni money market funds experienced steady demand. Supply remained limited in January and February, but increased sharply in March as stricter regulation resulted in the closure of several institutional municipal money market funds managed by competitors. These closures, combined with normal tax season outflows, contributed to excess inventory early in the reporting period. By late May, supply decreased and fluctuated in a range more consistent with historical averages. Rather than close funds in response to enhanced money market fund regulation, many fund companies decided instead to remediate institutional assets, driving overall municipal money market fund industry assets lower.
Over the reporting period, the changing likelihood of a short-term interest rate increase by the Federal Reserve added to market volatility. Early in the year, increased expectations of tighter monetary policy combined with asset remediation resulted in a steeper-than-normal yield curve. Heavy demand at the front of the curve kept shorter-term rates low, while light demand for securities with maturities out to 13 months caused these longer-term yields to rise. In the last weeks of the reporting period, concerns around the effects of Brexit resulted in a slight flattening of the curve as longer yields priced in a decreased likelihood of rate hikes in 2016. Meanwhile, many municipalities continued to issue less short-term debt. A relatively strong U.S. economy contributed to rising tax revenues and improving credit conditions, reducing the need for additional cash borrowings.
Reflecting this environment, the Securities Industry and Financial Markets Association Municipal Swap Index—a widely used benchmark for yields on floating-rate muni securities—ranged between approximately 0.01% and 0.43%, finishing the period near the top of this range.
Performance, Positioning, and Strategies. The investment adviser continued to focus on safety and high credit quality, while maintaining a materially longer weighted average maturity (WAM) than many of the fund’s peers for most the reporting period. For the six-month reporting period, the fund’s WAM started at 36 days and ended at 30 days.
As of 6/30/16:
Portfolio Composition By Maturity[1]
% of investments
1-7 Days	84.5%
8-30 Days	2.0%
31-60 Days	5.3%
61-90 Days	0.4%
91-180 Days	1.8%
More than 180 Days	6.0%
Total	100.0%
Statistics
Weighted Average Maturity[2]	30 Days
Credit Quality Of Holdings[3] % of portfolio	100% Tier 1
Credit Enhanced Securities % of portfolio	37%
Portfolio Composition by Security Type[4]
% of investments
Variable Rate Demand Obligations	44.6%
Tender Option Bonds	34.0%
Fixed Rate Notes	14.4%
Commercial Paper	3.9%
Variable Rate Demand Preferred Shares	2.1%
Put Bonds	1.0%
Total	100.0%
Management views and portfolio holdings may have changed since the report date.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Tier 1 securities are rated in the highest short-term rating category by two nationally recognized statistical rating organizations (NRSROs), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by CSIM pursuant to guidelines adopted by the Board of Trustees. Money market fund shares and U.S. government securities are also Tier 1 securities. The fund uses NRSRO credit ratings from Standard & Poor’s Financial Services LLC, Moody’s Investors Service, Fitch, Inc., and/or DBRS. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.
[4]	Portfolio Composition is calculated using the Par Value of Investments and excludes cash.
8Schwab New York Municipal Money Fund

Performance and Fund Facts as of 6/30/16
The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.csimfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab New York Municipal Money Fund
	Sweep Shares	Value Advantage Shares®
Ticker Symbol	SWNXX	SWYXX
Minimum Initial Investment[1]	*	$25,000 [2]
Seven-Day Yield[3]	0.01%	0.03%
Seven-Day Yield–Without Contractual Expense Limitation[4]	-0.05%	-0.10%
Seven-Day Effective Yield[3]	0.01%	0.03%
Seven-Day Taxable Equivalent Effective Yield[3,5]	0.02%	0.06%
You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. Effective October 14, 2016, the fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	Minimum initial investment for IRA and custodial accounts is $15,000. Municipal money funds are generally not appropriate investments for IRAs and other tax-deferred accounts. Please consult with your tax advisor about your situation.
[3]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit each share class’ total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for certain share classes of the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver, the fund’s yield would have been lower. For additional details, see financial note 5.
[4]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary yield waiver. The voluntary yield waiver added 0.18% to the seven-day yield of the Sweep Shares.
[5]	Taxable-equivalent effective yield assumes a federal regular income tax rate of 43.40%, which includes a Medicare surcharge rate of 3.80%, and effective New York State personal income tax rate of 4.99%. Your tax rate may be different.
Schwab New York Municipal Money Fund9

Schwab New Jersey Municipal Money Fund
The Schwab New Jersey Municipal Money Fund (the fund) seeks current income that is exempt from federal income and New Jersey gross income tax, consistent with preservation of capital and liquidity. To pursue its goal, the fund invests in municipal (muni) money market securities from New Jersey issuers and muni agencies, as well as from U.S. territories and possessions. The fund may also invest in muni money market securities of issuers located outside of New Jersey. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
The fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses for the six months ended June 30, 2016, to help the fund maintain a positive net yield. For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.
Market Highlights. During the six-month reporting period ended June 30, 2016, securities typically held by muni money market funds experienced steady demand. Supply remained limited in January and February, but increased sharply in March as stricter regulation resulted in the closure of several institutional municipal money market funds managed by competitors. These closures, combined with normal tax season outflows, contributed to excess inventory early in the reporting period. By late May, supply decreased and fluctuated in a range more consistent with historical averages. Rather than close funds in response to enhanced money market fund regulation, many fund companies decided instead to remediate institutional assets, driving overall municipal money market fund industry assets lower.
Over the reporting period, the changing likelihood of a short-term interest rate increase by the Federal Reserve added to market volatility. Early in the year, increased expectations of tighter monetary policy combined with asset remediation resulted in a steeper-than-normal yield curve. Heavy demand at the front of the curve kept shorter-term rates low, while light demand for securities with maturities out to 13 months caused these longer-term yields to rise. In the last weeks of the reporting period, concerns around the effects of Brexit resulted in a slight flattening of the curve as longer yields priced in a decreased likelihood of rate hikes in 2016. Meanwhile, many municipalities continued to issue less short-term debt. A relatively strong U.S. economy contributed to rising tax revenues and improving credit conditions, reducing the need for additional cash borrowings.
Reflecting this environment, the Securities Industry and Financial Markets Association Municipal Swap Index—a widely used benchmark for yields on floating-rate muni securities—ranged between approximately 0.01% and 0.43%, finishing the period near the top of this range.
Performance, Positioning, and Strategies. The investment adviser continued to focus on safety and high credit quality, while generally maintaining a longer weighted average maturity (WAM) than many of the fund’s peers for most of the reporting period. In general, fluctuations in the fund’s WAM reflected the limited supply and intermittent issuance schedule of New Jersey securities with characteristics sought by the investment adviser. Due to the especially limited supply of acceptable securities in the shorter-term maturity space, the fund’s WAM was generally longer than many national funds and other state-specific funds. Reflecting these conditions, the fund’s WAM started and ended the reporting period at 44 days.
The fund also held out-of-state muni securities, which contributed to the fund’s overall diversification and liquidity, and represented less than 10% of the portfolio.
As of 6/30/16:
Portfolio Composition By Maturity[1]
% of investments
1-7 Days	66.7%
8-30 Days	4.8%
31-60 Days	8.7%
61-90 Days	7.2%
91-180 Days	4.4%
More than 180 Days	8.2%
Total	100.0%
Statistics
Weighted Average Maturity[2]	44 Days
Credit Quality Of Holdings[3] % of portfolio	100% Tier 1
Credit Enhanced Securities % of portfolio	58%
Portfolio Composition by Security Type[4]
% of investments
Variable Rate Demand Obligations	54.2%
Fixed Rate Notes	21.6%
Commercial Paper	13.0%
Tender Option Bonds	8.6%
Variable Rate Demand Preferred Shares	2.6%
Total	100.0%
Management views and portfolio holdings may have changed since the report date.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Tier 1 securities are rated in the highest short-term rating category by two nationally recognized statistical rating organizations (NRSROs), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by CSIM pursuant to guidelines adopted by the Board of Trustees. Money market fund shares and U.S. government securities are also Tier 1 securities. The fund uses NRSRO credit ratings from Standard & Poor’s Financial Services LLC, Moody’s Investors Service, Fitch, Inc., and/or DBRS. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.
[4]	Portfolio Composition is calculated using the Par Value of Investments and excludes cash.
10Schwab New Jersey Municipal Money Fund

Performance and Fund Facts as of 6/30/16
The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.csimfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
Schwab New Jersey Municipal Money Fund
Sweep Shares
Ticker Symbol	SWJXX
Minimum Initial Investment	*
Seven-Day Yield[1]	0.01%
Seven-Day Yield–Without Contractual Expense Limitation[2]	-0.08%
Seven-Day Effective Yield[1]	0.01%
Seven-Day Taxable Equivalent Effective Yield[1,3]	0.02%
You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. Effective October 14, 2016, the fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit the total annual fund operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver, the fund’s yield would have been lower. For additional details, see financial note 5.
[2]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary yield waiver. The voluntary yield waiver added 0.20% to the seven-day yield.
[3]	Taxable-equivalent effective yield assumes a federal regular income tax rate of 43.40%, which includes a Medicare surcharge rate of 3.80%, and effective New Jersey state personal income tax rate of 5.08%. Your tax rate may be different.
Schwab New Jersey Municipal Money Fund11

Schwab Pennsylvania Municipal Money Fund
The Schwab Pennsylvania Municipal Money Fund (the fund) seeks the highest current income that is consistent with stability of capital and liquidity, and is exempt from federal and Pennsylvania personal income tax. To pursue its goal, the fund invests in municipal (muni) money market securities from Pennsylvania issuers and muni agencies, as well as from U.S. territories and possessions. The fund may also invest in muni money market securities of issuers located outside of Pennsylvania. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
The fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses for the six months ended June 30, 2016, to help the fund maintain a positive net yield. For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.
Market Highlights. During the six-month reporting period ended June 30, 2016, securities typically held by muni money market funds experienced steady demand. Supply remained limited in January and February, but increased sharply in March as stricter regulation resulted in the closure of several institutional municipal money market funds managed by competitors. These closures, combined with normal tax season outflows, contributed to excess inventory early in the reporting period. By late May, supply decreased and fluctuated in a range more consistent with historical averages. Rather than close funds in response to enhanced money market fund regulation, many fund companies decided instead to remediate institutional assets, driving overall municipal money market fund industry assets lower.
Over the reporting period, the changing likelihood of a short-term interest rate increase by the Federal Reserve added to market volatility. Early in the year, increased expectations of tighter monetary policy combined with asset remediation resulted in a steeper-than-normal yield curve. Heavy demand at the front of the curve kept shorter-term rates low, while light demand for securities with maturities out to 13 months caused these longer-term yields to rise. In the last weeks of the reporting period, concerns around the effects of Brexit resulted in a slight flattening of the curve as longer yields priced in a decreased likelihood of rate hikes in 2016. Meanwhile, many municipalities continued to issue less short-term debt. A relatively strong U.S. economy contributed to rising tax revenues and improving credit conditions, reducing the need for additional cash borrowings.
Reflecting this environment, the Securities Industry and Financial Markets Association Municipal Swap Index—a widely used benchmark for yields on floating-rate muni securities—ranged between approximately 0.01% and 0.43%, finishing the period near the top of this range.
Performance, Positioning, and Strategies. The investment adviser continued to focus on safety and high credit quality, while attempting to maintain a longer weighted average maturity (WAM) than many of the fund’s peers for most of the reporting period. However, with the supply of acceptable securities especially constrained in Pennsylvania, the fund’s WAM was shorter as compared to many national funds. For the six-month reporting period, the fund’s WAM started at 32 days and ended at 20 days.
The fund also held out-of-state muni securities, which contributed to the fund’s overall diversification and liquidity, and represented less than 7% of the portfolio.
As of 6/30/16:
Portfolio Composition By Maturity[1]
% of investments
1-7 Days	90.3%
8-30 Days	0.1%
31-60 Days	2.8%
61-90 Days	2.2%
91-180 Days	1.8%
More than 180 Days	2.8%
Total	100.0%
Statistics
Weighted Average Maturity[2]	20 Days
Credit Quality Of Holdings[3] % of portfolio	100% Tier 1
Credit Enhanced Securities % of portfolio	52%
Portfolio Composition by Security Type[4]
% of investments
Variable Rate Demand Obligations	61.4%
Fixed Rate Notes	11.1%
Commercial Paper	9.4%
Tender Option Bonds	8.9%
Put Bonds	6.5%
Variable Rate Demand Preferred Shares	2.7%
Total	100.0%
Management views and portfolio holdings may have changed since the report date.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Tier 1 securities are rated in the highest short-term rating category by two nationally recognized statistical rating organizations (NRSROs), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by CSIM pursuant to guidelines adopted by the Board of Trustees. Money market fund shares and U.S. government securities are also Tier 1 securities. The fund uses NRSRO credit ratings from Standard & Poor’s Financial Services LLC, Moody’s Investors Service, Fitch, Inc., and/or DBRS. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.
[4]	Portfolio Composition is calculated using the Par Value of Investments and excludes cash.
12Schwab Pennsylvania Municipal Money Fund

Performance and Fund Facts as of 6/30/16
The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.csimfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
Schwab Pennsylvania Municipal Money Fund
Sweep Shares
Ticker Symbol	SWEXX
Minimum Initial Investment	*
Seven-Day Yield[1]	0.01%
Seven-Day Yield–Without Contractual Expense Limitation[2]	-0.10%
Seven-Day Effective Yield[1]	0.01%
Seven-Day Taxable Equivalent Effective Yield[1,3]	0.02%
You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. Effective October 14, 2016, the fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit the total annual fund operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver, the fund’s yield would have been lower. For additional details, see financial note 5.
[2]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary yield waiver. The voluntary yield waiver added 0.18% to the seven-day yield.
[3]	Taxable-equivalent effective yield assumes a federal regular income tax rate of 43.40%, which includes a Medicare surcharge rate of 3.80%, and effective Pennsylvania state personal income tax rate of 1.74%. Your tax rate may be different.
Schwab Pennsylvania Municipal Money Fund13

Schwab Massachusetts Municipal Money Fund
The Schwab Massachusetts Municipal Money Fund (the fund) seeks current income that is exempt from federal income and Massachusetts personal income tax, consistent with preservation of capital and liquidity. To pursue its goal, the fund invests in municipal (muni) money market securities from Massachusetts issuers and muni agencies, as well as from U.S. territories and possessions. The fund may also invest in muni money market securities of issuers located outside of Massachusetts. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
The fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses for the six months ended June 30, 2016, to help the fund maintain a positive net yield. For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.
Market Highlights. During the six-month reporting period ended June 30, 2016, securities typically held by muni money market funds experienced steady demand. Supply remained limited in January and February, but increased sharply in March as stricter regulation resulted in the closure of several institutional municipal money market funds managed by competitors. These closures, combined with normal tax season outflows, contributed to excess inventory early in the reporting period. By late May, supply decreased and fluctuated in a range more consistent with historical averages. Rather than close funds in response to enhanced money market fund regulation, many fund companies decided instead to remediate institutional assets, driving overall municipal money market fund industry assets lower.
Over the reporting period, the changing likelihood of a short-term interest rate increase by the Federal Reserve added to market volatility. Early in the year, increased expectations of tighter monetary policy combined with asset remediation resulted in a steeper-than-normal yield curve. Heavy demand at the front of the curve kept shorter-term rates low, while light demand for securities with maturities out to 13 months caused these longer-term yields to rise. In the last weeks of the reporting period, concerns around the effects of Brexit resulted in a slight flattening of the curve as longer yields priced in a decreased likelihood of rate hikes in 2016. Meanwhile, many municipalities continued to issue less short-term debt. A relatively strong U.S. economy contributed to rising tax revenues and improving credit conditions, reducing the need for additional cash borrowings.
Reflecting this environment, the Securities Industry and Financial Markets Association Municipal Swap Index—a widely used benchmark for yields on floating-rate muni securities—ranged between approximately 0.01% and 0.43%, finishing the period near the top of this range.
Performance, Positioning, and Strategies. The investment adviser continued to focus on safety and high credit quality, while generally maintaining a longer weighted average maturity (WAM) than many of the fund’s peers for most of the reporting period. The fund’s WAM started the reporting period at 33 days and ended at 31 days.
The fund also held out-of-state muni securities, which contributed to the fund’s overall diversification and liquidity, and represented less than 7% of the portfolio.
As of 6/30/16:
Portfolio Composition By Maturity[1]
% of investments
1-7 Days	73.5%
8-30 Days	1.2%
31-60 Days	13.6%
61-90 Days	2.1%
91-180 Days	5.2%
More than 180 Days	4.4%
Total	100.0%
Statistics
Weighted Average Maturity[2]	31 Days
Credit Quality Of Holdings[3] % of portfolio	100% Tier 1
Credit Enhanced Securities % of portfolio	34%
Portfolio Composition by Security Type[4]
% of investments
Variable Rate Demand Obligations	34.0%
Tender Option Bonds	26.2%
Fixed Rate Notes	22.9%
Commercial Paper	13.0%
Variable Rate Demand Preferred Shares	2.6%
Other	1.3%
Total	100.0%
Management views and portfolio holdings may have changed since the report date.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Tier 1 securities are rated in the highest short-term rating category by two nationally recognized statistical rating organizations (NRSROs), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by CSIM pursuant to guidelines adopted by the Board of Trustees. Money market fund shares and U.S. government securities are also Tier 1 securities. The fund uses NRSRO credit ratings from Standard & Poor’s Financial Services LLC, Moody’s Investors Service, Fitch, Inc., and/or DBRS. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.
[4]	Portfolio Composition is calculated using the Par Value of Investments and excludes cash.
14Schwab Massachusetts Municipal Money Fund

Performance and Fund Facts as of 6/30/16
The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.csimfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
Schwab Massachusetts Municipal Money Fund
Sweep Shares
Ticker Symbol	SWDXX
Minimum Initial Investment	*
Seven-Day Yield[1]	0.01%
Seven-Day Yield–Without Contractual Expense Limitation[2]	-0.09%
Seven-Day Effective Yield[1]	0.01%
Seven-Day Taxable Equivalent Effective Yield[1,3]	0.02%
You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. Effective October 14, 2016, the fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit the total annual fund operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver, the fund’s yield would have been lower. For additional details, see financial note 5.
[2]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary yield waiver. The voluntary yield waiver added 0.21% to the seven-day yield.
[3]	Taxable-equivalent effective yield assumes a federal regular income tax rate of 43.40%, which includes a Medicare surcharge rate of 3.80%, and effective Massachusetts state personal income tax rate of 2.97%. Your tax rate may be different.
Schwab Massachusetts Municipal Money Fund15

Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2016 and held through June 30, 2016.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio[1] (Annualized)	Beginning Account Value at 1/1/16	Ending Account Value (Net of Expenses) at 6/30/16	Expenses Paid During Period[2] 1/1/16–6/30/16
Schwab New York Municipal Money Fund
Sweep Shares
Actual Return	0.27%	$1,000.00	$ 1,000.10	$ 1.34
Hypothetical 5% Return	0.27%	$1,000.00	$ 1,023.56	$1.36
Value Advantage Shares
Actual Return	0.26%	$1,000.00	$ 1,000.10	$ 1.29
Hypothetical 5% Return	0.26%	$1,000.00	$ 1,023.61	$ 1.31
Schwab New Jersey Municipal Money Fund
Actual Return	0.25%	$1,000.00	$ 1,000.10	$ 1.24
Hypothetical 5% Return	0.25%	$1,000.00	$1,023.66	$ 1.26
Schwab Pennsylvania Municipal Money Fund
Actual Return	0.26%	$1,000.00	$ 1,000.10	$ 1.29
Hypothetical 5% Return	0.26%	$1,000.00	$ 1,023.61	$ 1.31
Schwab Massachusetts Municipal Money Fund
Actual Return	0.25%	$1,000.00	$ 1,000.10	$ 1.24
Hypothetical 5% Return	0.25%	$1,000.00	$1,023.66	$ 1.26

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days of the period, and divided by 366 days of the fiscal year.
16Schwab Municipal Money Funds

Schwab New York Municipal Money Fund
Financial Statements
Financial Highlights
Sweep Shares	1/1/16– 6/30/16*	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12	1/1/11– 12/31/11
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	—	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Total distributions	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.01% [3]	0.02%	0.02%	0.02%	0.02%	0.02%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.27% [4],[5]	0.09% [4]	0.09% [4]	0.14% [4]	0.20% [4]	0.27% [4]
Gross operating expenses	0.71% [5]	0.72%	0.71%	0.71%	0.71%	0.70%
Net investment income (loss)	0.01% [5]	0.01%	0.01%	0.01%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$1,635	$1,728	$1,758	$1,692	$1,793	$1,624

Value Advantage Shares	1/1/16– 6/30/16*	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12	1/1/11– 12/31/11
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	—	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Total distributions	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.01% [3]	0.02%	0.02%	0.02%	0.02%	0.02%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.26% [4],[5]	0.09% [4]	0.09% [4]	0.14% [4]	0.20% [4]	0.27% [4]
Gross operating expenses	0.58% [5]	0.59%	0.58%	0.58%	0.58%	0.57%
Net investment income (loss)	0.01% [5]	0.01%	0.01%	0.01%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$197	$210	$237	$267	$319	$399
*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Not annualized.
4
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 5)
5
Annualized.
See financial notes    17

Schwab New York Municipal Money Fund
Portfolio Holdings  as of June 30, 2016 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available immediately upon filing. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund's website at www.csimfunds.com/schwabfunds_prospectus along with a link to the fund's Form N-MFP filings on the SEC's website.
For fixed-rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
18.9%	Fixed-Rate Municipal Securities	345,223,888	345,223,888
84.3%	Variable-Rate Municipal Securities	1,545,369,861	1,545,369,861
103.2%	Total Investments	1,890,593,749	1,890,593,749
(3.2%)	Other Assets and Liabilities, Net		(58,157,407)
100.0%	Net Assets		1,832,436,342

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Municipal Securities 18.9% of net assets
New York 18.9%
Amherst Central SD
BAN Series 2016		2.00%		06/22/17	13,156,000	13,306,130
Clarence CSD
BAN Series 2016	b	2.00%		07/13/17	2,260,000	2,288,182
Clinton Cnty
BAN Series 2016A		2.00%		06/09/17	1,060,000	1,069,359
BAN Series 2016B		2.00%		06/09/17	8,000,000	8,079,682
Connetquot CSD
BANS 2015		1.50%		09/02/16	7,300,000	7,311,119
Corning City SD
BAN Series 2016		2.00%		06/22/17	10,000,000	10,113,140
East Hampton
BAN Series 2015		2.00%		08/26/16	2,895,623	2,901,740
Fairpoint CSD
BAN Series 2016	b	1.95%		07/14/17	11,000,000	11,126,500
Grand Island CSD
BAN 2016		2.00%		12/02/16	3,245,000	3,263,351
Homer CSD
BAN 2016	b	2.00%		06/30/17	3,426,272	3,467,353
Irondequoit
BAN		2.00%		04/21/17	5,000,000	5,044,422
Islip
BAN 2016		1.50%		11/29/16	4,300,000	4,317,048
Kingston SD
BAN 2016		2.00%		06/15/17	10,000,000	10,109,959
Metropolitan Transportation Auth
BAN Series 2015B1B		0.75%		08/01/16	2,110,000	2,110,192
BAN Series 2015B1I		1.00%		08/01/16	3,000,000	3,000,750
Dedicated Tax Fund Bonds Subseries 2002B2		5.00%		11/01/16	210,000	213,206
18    See financial notes

Schwab New York Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Revenue BAN Series 2015B1f		0.50%		08/01/16	10,000,000	10,000,108
Revenue BAN Series 2016A1e		2.00%		10/01/16	13,000,000	13,045,234
Transportation RB Series 2012C		4.00%		11/15/16	475,000	481,192
Transportation RB Series 2013C		4.00%		11/15/16	780,000	790,391
Middle Cnty CSD
BAN		1.50%		08/26/16	8,000,000	8,014,301
Middletown City SD
BAN Series 2016A	b	2.00%		06/22/17	4,000,000	4,046,280
New York City
GO Bonds Fiscal 1994 Series A5		5.00%		08/01/16	2,450,000	2,459,285
GO Bonds Fiscal 2003 Series C-A		4.00%		08/01/16	670,000	671,940
GO Bonds Fiscal 2003 Series C-A		5.00%		08/01/16	420,000	421,651
GO Bonds Fiscal 2003 Series G5		5.00%		08/01/16	350,000	351,312
GO Bonds Fiscal 2006 Series G		5.25%		08/01/16	100,000	100,406
GO Bonds Fiscal 2008 Series A-1		5.00%		08/01/16	475,000	476,794
GO Bonds Fiscal 2008 Series A1		4.15%		08/01/16	200,000	200,633
GO Bonds Fiscal 2008 Series A1		4.50%		08/01/16	335,000	336,166
GO Bonds Fiscal 2008 Series A1		5.00%		08/01/16	1,835,000	1,842,134
GO Bonds Fiscal 2008 Series E		5.00%		08/01/16	965,000	968,630
GO Bonds Fiscal 2008 Series G		4.00%		08/01/16	100,000	100,303
GO Bonds Fiscal 2008 Series G		5.00%		08/01/16	150,000	150,550
GO Bonds Fiscal 2008 Series J1		5.00%		08/01/16	400,000	401,559
GO Bonds Fiscal 2009 Series A-1		4.00%		08/15/16	200,000	200,870
GO Bonds Fiscal 2009 Series B1		5.25%		09/01/16	130,000	131,062
GO Bonds Fiscal 2009 Series C		5.25%		08/01/16	175,000	175,723
GO Bonds Fiscal 2010 Series B		4.00%		08/01/16	100,000	100,299
GO Bonds Fiscal 2010 Series C		5.00%		08/01/16	325,000	326,229
GO Bonds Fiscal 2010 Series E		4.00%		08/01/16	400,000	401,222
GO Bonds Fiscal 2010 Series E		5.00%		08/01/16	450,000	451,735
GO Bonds Fiscal 2011 Series B		4.00%		08/01/16	600,000	601,797
GO Bonds Fiscal 2011 Series B		5.00%		08/01/16	425,000	426,627
GO Bonds Fiscal 2011 Series E		5.00%		08/01/16	550,000	552,093
GO Bonds Fiscal 2011 Series I-1		4.00%		08/01/16	150,000	150,444
GO Bonds Fiscal 2011 Series I1		5.00%		08/01/16	910,000	913,488
GO Bonds Fiscal 2012 Series B		4.00%		08/01/16	410,000	411,251
GO Bonds Fiscal 2012 Series E		5.00%		08/01/16	1,550,000	1,555,922
GO Bonds Fiscal 2012 Series F		5.00%		08/01/16	2,870,000	2,881,220
GO Bonds Fiscal 2012 Series H		5.00%		08/01/16	100,000	100,387
GO Bonds Fiscal 2012 Series I		5.00%		08/01/16	965,000	968,685
GO Bonds Fiscal 2013 Series B		5.00%		08/01/16	735,000	737,811
GO Bonds Fiscal 2013 Series D		5.00%		08/01/16	1,375,000	1,380,323
GO Bonds Fiscal 2013 Series F		3.00%		08/01/16	125,000	125,269
GO Bonds Fiscal 2013 Series I		4.00%		08/01/16	225,000	225,686
GO Bonds Fiscal 2013 Series J		5.00%		08/01/16	2,580,000	2,589,809
GO Bonds Fiscal 2014 Series B		4.00%		08/01/16	1,925,000	1,930,726
GO Bonds Fiscal 2014 Series E		5.00%		08/01/16	475,000	476,731
GO Bonds Fiscal 2014 Series F		3.00%		08/01/16	500,000	501,099
GO Bonds Fiscal 2014 Series G		5.00%		08/01/16	950,000	953,582
See financial notes    19

Schwab New York Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
GO Bonds Fiscal 2014 Series H		5.00%		08/01/16	200,000	200,795
GO Bonds Fiscal 2014 Series J		3.00%		08/01/16	1,485,000	1,488,212
New York City Transitional Finance Auth
Building Aid RB Fiscal 2007 Series S1		5.00%		07/15/16	100,000	100,177
Building Aid RB Fiscal 2009 Series S1		5.00%		07/15/16	100,000	100,177
Building Aid RB Fiscal 2009 Series S2		5.00%		07/15/16	275,000	275,489
Building Aid RB Fiscal 2011 Series S1A		5.00%		07/15/16	250,000	250,436
Building Aid RB Fiscal 2012 Series S1A		5.00%		07/15/16	350,000	350,620
Building Aid RB Fiscal Series 2013 S-1		5.00%		11/01/16	405,000	410,937
Future Tax Secured Sub RB Fiscal 2011 Series E		5.00%		11/01/16	675,000	685,140
Future Tax Secured Sub RB Fiscal 2012 Series C		4.00%		11/01/16	235,000	237,835
Future Tax Secured Sub RB Fiscal 2014 Series B1		5.00%		11/01/16	225,000	228,389
Future Tax Secured Sub RB Fiscal 2015 Series A1		4.00%		08/01/16	100,000	100,303
New York State Dormitory Auth
Consolidated Service Contract Refunding RB Series 2009A		4.00%		07/01/16	430,000	430,000
Consolidated Service Contract Refunding RB Series 2009A		5.00%		07/01/16	1,605,000	1,605,000
Consolidated Service Contract Refunding RB Series 2010		5.00%		07/01/16	1,150,000	1,150,000
Mental Health Services Facilities RB Series 2008D		5.00%		08/15/16	890,000	895,007
RB (Cornell Univ) Series 2008B		5.00%		07/01/16	125,000	125,000
RB (Cornell Univ) Series 2009A		3.00%		07/01/16	250,000	250,000
RB (Cornell Univ) Series 2009A		5.00%		07/01/16	400,000	400,000
RB (NYU) Series 2008A		5.00%		07/01/16	200,000	200,000
RB (NYU) Series 2008B		5.00%		07/01/16	200,000	200,000
RB (NYU) Series 2009A		5.00%		07/01/16	475,000	475,000
RB Series 1998A		5.75%		07/01/16	1,500,000	1,500,000
State Personal Income Tax RB Series 2011E		5.00%		08/15/16	1,450,000	1,457,987
New York State Environmental Facilities Corp
Clean Water & Drinking Water Revolving Funds RB Series 2012B		5.00%		08/15/16	965,000	970,420
New York State Power Auth
CP Series 1&2		0.48%		07/06/16	51,560,000	51,560,000
CP Series 1&2		0.45%		07/18/16	8,556,000	8,556,000
CP Series 1&2		0.44%		08/04/16	3,900,000	3,900,000
CP Series 1&2		0.48%		08/09/16	10,000,000	10,000,000
New York State Urban Development Corp
Service Contract Refunding RB Series 2011A		4.00%		09/15/16	100,000	100,745
State Personal Income Tax RB Series 2009A1		5.00%		12/15/16	250,000	255,002
North Syracuse CSD
BAN 2015		1.50%		08/12/16	9,956,585	9,968,292
Oswego City SD
BAN 2016A		1.00%		07/21/16	14,260,000	14,263,658
Port Auth of New York & New Jersey
Consolidated Bonds 185th Series		5.00%		09/01/16	245,000	246,858
Consolidated Bonds 186th Series		4.00%		10/15/16	100,000	101,029
Consolidated Bonds 194th Series		1.50%		10/15/16	4,405,000	4,415,658
Port Chester
BAN Series 2016A		2.00%		02/23/17	5,713,370	5,768,569
Queensbury UFSD
GO BANs Series 2016		2.00%		04/28/17	8,921,000	9,005,309
Rensselaer Cnty
GO BAN 2015		2.00%		08/12/16	11,500,000	11,520,021
Rochester
BAN Series 2016I		2.00%		03/14/17	14,360,000	14,511,894
20    See financial notes

Schwab New York Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Sullivan Cnty
GO TAN 2016		2.00%		03/03/17	9,478,500	9,555,424
Three Village CSD
BAN 2015		1.75%		08/26/16	2,700,000	2,705,886
BAN 2015		2.00%		08/26/16	2,850,000	2,857,390
Triborough Bridge & Tunnel Auth
General Refunding RB Series 2012B		4.00%		11/15/16	300,000	304,008
General Refunding RB Series 2012B		5.00%		11/15/16	430,000	437,349
Vestal
BAN 2016		2.00%		05/12/17	6,000,000	6,057,736
West Seneca
BAN 2015		2.00%		07/28/16	13,180,000	13,195,044
Total Fixed-Rate Municipal Securities
(Cost $345,223,888)						345,223,888

Variable-Rate Municipal Securities 84.3% of net assets
New York 84.3%
Amherst Development Corp
Student Housing Facility Refunding RB Series 2010B (LOC: HSBC BANK USA NA)		0.50%		07/07/16	14,290,000	14,290,000
Amherst IDA
Civic Facility RB (Daemen College) Series 2006B (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.46%		07/07/16	3,265,000	3,265,000
Colonie Local Development Corp
RB (Shaker Pointe at Carondelet) Series 2011 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.41%		07/07/16	9,770,000	9,770,000
RB (Shaker Pointe at Carondelet) Series 2013 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.41%		07/07/16	12,000,000	12,000,000
East Rochester Housing Auth
Housing RB (Park Ridge Nursing Home) Series 2008 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.44%		07/07/16	12,880,000	12,880,000
Erie Cnty IDA
IDRB (Hydro-Air Components) Series 2006 (LOC: HSBC BANK USA NA)		0.48%		07/07/16	4,835,000	4,835,000
Franklin Cnty Civic Development Corp
RB (Alice Hyde Medical Center) Series 2013A (LOC: HSBC BANK USA NA)		0.46%		07/07/16	8,530,000	8,530,000
Lancaster IDA
Civic Facility RB (2000 GreenField Manor) (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.48%		07/07/16	8,635,000	8,635,000
IDRB (Sealing Devices) Series 2007 (LOC: HSBC BANK USA NA)		0.48%		07/07/16	1,690,000	1,690,000
Metropolitan Transportation Auth
Dedicated Tax Fund Bonds Series 2004B2 (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	8,055,000	8,055,000
Dedicated Tax Fund Bonds Series 2006B (LIQ: CITIBANK NA)	a	0.44%		07/07/16	5,000,000	5,000,000
Dedicated Tax Fund Bonds Series 2009B (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	3,165,000	3,165,000
Dedicated Tax Fund RB Series 2002B1 (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.40%		07/07/16	10,000,000	10,000,000
Dedicated Tax Fund Refunding Bonds Series 2012A (LIQ: CITIBANK NA)	a	0.43%		07/07/16	8,000,000	8,000,000
Dedicated Tax Fund Refunding Bonds Series 2012A (LIQ: CREDIT SUISSE AG)	a	0.45%		07/07/16	6,665,000	6,665,000
See financial notes    21

Schwab New York Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Dedicated Tax Fund Refunding Bonds Series 2016A (LIQ: JPMORGAN CHASE BANK NA)	a	0.49%		07/07/16	5,345,000	5,345,000
Transportation RB Series 2015E2 (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.40%		07/07/16	23,000,000	23,000,000
Transportation RB Series 2015E4 (LOC: BANK OF THE WEST)		0.43%		07/07/16	7,000,000	7,000,000
Monroe Cnty IDA
Civic Facility RB Series 2004 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.53%		07/07/16	1,100,000	1,100,000
Nassau Cnty Interim Finance Auth
Sales Tax Secured Bonds Series 2008B (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.41%		07/07/16	9,200,000	9,200,000
Nassau Health Care Corp
Cnty Guaranteed Bonds Series 2009C2 (LOC: WELLS FARGO BANK NA)		0.42%		07/07/16	4,455,000	4,455,000
New York City
GO Bonds Fiscal 2004 Series H (LOC: CALIFORNIA PUBLIC EMPLOYEES' RETIREMENT SYSTEM)		0.41%		07/07/16	15,600,000	15,600,000
GO Bonds Fiscal 2004 Series H3 (LOC: CALIFORNIA PUBLIC EMPLOYEES' RETIREMENT SYSTEM)		0.41%		07/07/16	22,600,000	22,600,000
GO Bonds Fiscal 2005 Series C3 (LIQ: CREDIT SUISSE AG)	a	0.45%		07/07/16	8,700,000	8,700,000
GO Bonds Fiscal 2008 Series E (LIQ: STATE STREET BANK AND TRUST COMPANY)	a,c	0.44%		07/07/16	18,695,000	18,695,000
GO Bonds Fiscal 2008 Series J10 (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.43%		07/07/16	6,600,000	6,600,000
GO Bonds Fiscal 2008 Series L1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	6,660,000	6,660,000
GO Bonds Fiscal 2009 Series H1 (LIQ: MORGAN STANLEY BANK NA)	a	0.45%		07/07/16	15,000,000	15,000,000
GO Bonds Fiscal 2009 Series I1 (LIQ: MORGAN STANLEY BANK NA)	a	0.45%		07/07/16	3,000,000	3,000,000
GO Bonds Fiscal 2009 Series J1 (LIQ: CITIBANK NA)	a	0.43%		07/07/16	23,225,000	23,225,000
GO Bonds Fiscal 2010 Series E (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	3,445,000	3,445,000
GO Bonds Fiscal 2010 Series G4 (LIQ: BARCLAYS BANK PLC)		0.44%		07/07/16	14,000,000	14,000,000
GO Bonds Fiscal 2012 Series D1 (LIQ: MORGAN STANLEY BANK NA)	a	0.45%		07/07/16	2,500,000	2,500,000
GO Bonds Fiscal 2013 Series A1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	3,750,000	3,750,000
GO Bonds Fiscal 2013 Series D&E (LIQ: CITIBANK NA)	a	0.43%		07/07/16	13,500,000	13,500,000
GO Bonds Fiscal 2013 Series F1 (LIQ: CREDIT SUISSE AG)	a	0.45%		07/07/16	7,300,000	7,300,000
GO Bonds Fiscal 2014 Series A1 (LIQ: CITIBANK NA)	a	0.43%		07/07/16	8,000,000	8,000,000
GO Bonds Fiscal 2014 Series I1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	2,635,000	2,635,000
New York City Housing Development Corp
M/F Housing RB (Sustainable Neighborhood Bonds) Series 2015D4 (LIQ: WELLS FARGO BANK NA)		0.40%		07/07/16	4,000,000	4,000,000
M/F Housing RB Series 2009C1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	8,000,000	8,000,000
M/F Housing RB Series 2013E2 (LIQ: JPMORGAN CHASE BANK NA)		0.42%		07/07/16	24,775,000	24,775,000
M/F Housing RB Series 2013E3 (LIQ: WELLS FARGO BANK NA)		0.42%		07/07/16	8,000,000	8,000,000
M/F Housing RB Series 2014C3 (LIQ: TD BANK NA)		0.41%		07/07/16	5,000,000	5,000,000
M/F Housing RB Series 2015D3 (LIQ: CITIBANK NA)		0.40%		07/07/16	6,500,000	6,500,000
M/F Housing RB Series 2016B		0.43%		10/03/16	6,000,000	5,999,361
22    See financial notes

Schwab New York Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
M/F Mortgage RB (1904 Vyse Ave Apts) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.44%		07/07/16	4,035,000	4,035,000
M/F Mortgage RB (33 W Tremont Ave Apts) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.44%		07/07/16	3,490,000	3,490,000
M/F Mortgage RB (Las Casas) Series 2008A (LOC: BANK OF AMERICA NA)		0.46%		07/07/16	3,155,000	3,155,000
M/F Mortgage RB (Nagle Courtyard Apts) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.44%		07/07/16	4,200,000	4,200,000
M/F Rental Housing RB (1133 Manhattan Ave) Series 2012A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.41%		07/07/16	7,000,000	7,000,000
New York City IDA
Civic Facility RB ( Auditory-Oral School of NY) Series 2006 (LOC: WELLS FARGO BANK NA)		0.42%		07/07/16	4,120,000	4,120,000
IDRB (Gary Plastic Packaging Corp) Series 1998 (LOC: JPMORGAN CHASE BANK NA)		0.60%		07/07/16	1,050,000	1,050,000
New York City Municipal Water Finance Auth
Water & Sewer RB Fiscal 2012 Series BB (LIQ: ROYAL BANK OF CANADA)	a	0.43%		07/07/16	10,515,000	10,515,000
Water & Sewer System 2nd General Resolution RB Fiscal 2009 Series GG-2 (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	7,295,000	7,295,000
Water & Sewer System 2nd General Resolution RB Fiscal 2009 Series GG-2 (LIQ: JPMORGAN CHASE BANK NA)	a	0.46%		07/07/16	5,000	5,000
Water & Sewer System 2nd Resolution RB Fiscal 2011 Series EE (LIQ: MORGAN STANLEY BANK NA)	a	0.45%		07/07/16	6,175,000	6,175,000
Water & Sewer System 2nd Resolution RB Fiscal 2012 Series BB (LIQ: BARCLAYS BANK PLC)	a	0.44%		07/07/16	4,000,000	4,000,000
Water & Sewer System 2nd Resolution RB Fiscal 2012 Series FF (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	19,640,000	19,640,000
Water & Sewer System 2nd Resolution RB Fiscal 2014 Series DD (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	4,000,000	4,000,000
Water & Sewer System RB Fiscal 2016 Series AA2 (LIQ: PNC BANK NATIONAL ASSOCIATION)		0.39%		07/01/16	22,700,000	22,700,000
Water & Sewer System RB Fiscal 2003 Series F1A (LIQ: WELLS FARGO BANK NA)		0.39%		07/07/16	17,520,000	17,520,000
Water & Sewer System RB Fiscal 2006 Series AA1B (LIQ: STATE STREET BANK AND TRUST COMPANY)		0.38%		07/01/16	5,500,000	5,500,000
Water & Sewer System RB Fiscal 2007 Series A (LIQ: BANK OF AMERICA NA)	a	0.41%		07/07/16	11,500,000	11,500,000
Water & Sewer System RB Fiscal 2011 Series EE (LIQ: TORONTO-DOMINION BANK/THE)	a	0.44%		07/07/16	10,000,000	10,000,000
Water & Sewer System RB Fiscal 2011 Series HH (LIQ: ROYAL BANK OF CANADA)	a	0.43%		07/07/16	14,700,000	14,700,000
Water & Sewer System RB Fiscal 2013 Series AA2 (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.42%		07/07/16	5,000,000	5,000,000
Water & Sewer System RB Fiscal 2013 Series CC (LIQ: BARCLAYS BANK PLC)	a	0.44%		07/07/16	10,540,000	10,540,000
Water & Sewer System RB Fiscal 2016 Series BB1 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.43%		07/07/16	10,130,000	10,130,000
Water & Sewer System RB Series 2015BB-4 (LIQ: WELLS FARGO BANK NA)		0.38%		07/01/16	8,340,000	8,340,000
New York City Transitional Finance Auth
Building Aid RB Fiscal 2008 Series S1 (LIQ: CITIBANK NA)	a	0.43%		07/07/16	6,000,000	6,000,000
Building Aid RB Fiscal 2012 Series S1A (LIQ: CITIBANK NA)	a	0.43%		07/07/16	5,625,000	5,625,000
Building Aid RB Fiscal 2015 Series S1 (LIQ: MORGAN STANLEY BANK NA)	a	0.45%		07/07/16	4,000,000	4,000,000
See financial notes    23

Schwab New York Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Building Aid RB Fiscal 2015 Series S2 (LIQ: CITIBANK NA)	a	0.43%		07/07/16	8,000,000	8,000,000
Building Aid RB Fiscal 2015 Series S2 (LIQ: TORONTO-DOMINION BANK/THE)	a	0.44%		07/07/16	3,000,000	3,000,000
Building Aid RB Fiscal 2016 Series S-1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	3,330,000	3,330,000
Future Tax Secured Bonds Fiscal 2001 Series A (LIQ: JPMORGAN CHASE BANK NA)		0.46%		07/07/16	8,200,000	8,200,000
Future Tax Secured Sub Bonds Fiscal 2014 Series D4 (LIQ: MIZUHO BANK LTD)		0.39%		07/01/16	3,650,000	3,650,000
Future Tax Secured Sub RB Fiscal 2007 Series B (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	7,495,000	7,495,000
Future Tax Secured Sub RB Fiscal 2007 Series C1 (LIQ: CREDIT SUISSE AG)	a	0.45%		07/07/16	6,000,000	6,000,000
Future Tax Secured Sub RB Fiscal 2010 Series A1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	11,000,000	11,000,000
Future Tax Secured Sub RB Fiscal 2011 Series D1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	3,750,000	3,750,000
Future Tax Secured Sub RB Fiscal 2012 Series E1 (LIQ: ROYAL BANK OF CANADA)	a	0.43%		07/07/16	4,835,000	4,835,000
Future Tax Secured Sub RB Fiscal 2012 Series F1 (LIQ: MORGAN STANLEY BANK NA)	a	0.45%		07/07/16	10,900,000	10,900,000
Future Tax Secured Sub RB Fiscal 2013 Series F1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	3,240,000	3,240,000
Future Tax Secured Sub RB Fiscal 2014 Series A1 (LIQ: MORGAN STANLEY BANK NA)	a	0.45%		07/07/16	5,780,000	5,780,000
Future Tax Secured Sub RB Fiscal 2015 Series A1 (LIQ: MORGAN STANLEY BANK NA)	a	0.45%		07/07/16	2,000,000	2,000,000
Future Tax Secured Sub RB Fiscal 2016 Series A1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	1,500,000	1,500,000
Future Tax Secured Sub RB Fiscal 2016 Series C (LIQ: MORGAN STANLEY BANK NA)	a	0.45%		07/07/16	10,000,000	10,000,000
New York City Trust for Cultural Resources
Refunding RB (American Museum of Natural History) Series 2014B2		0.49%	07/07/16	12/09/16	13,490,000	13,490,000
New York Liberty Development Corp
Liberty RB Series 1WTC-2011 (LIQ: JPMORGAN CHASE BANK NA)	a	0.46%		07/07/16	5,815,000	5,815,000
New York State Dormitory Auth
Insured RB (St. John's Univ) Series 2007C (LOC: STATE STREET BANK AND TRUST COMPANY)	a,c	0.44%		07/07/16	26,020,000	26,020,000
RB (Catholic Health) Series 2006B (LOC: HSBC BANK USA NA)		0.46%		07/07/16	7,200,000	7,200,000
RB (Columbia Univ) Series 2006A (LIQ: CITIBANK NA)	a	0.43%		07/07/16	8,535,000	8,535,000
RB (Cornell Univ) Series 2004A (LIQ: BANK OF NEW YORK MELLON/THE)		0.41%		07/07/16	5,000,000	5,000,000
RB (Cornell Univ) Series 2004B (LIQ: BANK OF NEW YORK MELLON/THE)		0.41%		07/07/16	1,000,000	1,000,000
RB (Culinary Institute of America) Series 2004C (LOC: TD BANK NA)		0.42%		07/07/16	12,800,000	12,800,000
RB (Culinary Institute of America) Series 2004D (LOC: TD BANK NA)		0.42%		07/07/16	5,400,000	5,400,000
RB (Culinary Institute of America) Series 2006 (LOC: TD BANK NA)		0.42%		07/07/16	3,125,000	3,125,000
RB (Memorial Sloan Kettering) 2006 Series 1 (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	10,025,000	10,025,000
RB (NYU) Series 2009A (LIQ: CITIBANK NA)	a	0.43%		07/07/16	9,900,000	9,900,000
24    See financial notes

Schwab New York Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RB (Univ of Rochester) Series 2006A1 (LOC: BARCLAYS BANK PLC)		0.41%		07/07/16	11,540,000	11,540,000
RB (Univ of Rochester) Series 2006B1 (LOC: BARCLAYS BANK PLC)		0.41%		07/07/16	1,530,000	1,530,000
State Personal Income Tax RB Series 2006C (LIQ: CITIBANK NA)	a	0.44%		07/07/16	25,500,000	25,500,000
State Personal Income Tax RB Series 2006D (ESCROW) (LIQ: CITIBANK NA)	a,c	0.44%		07/07/16	15,200,000	15,200,000
State Personal Income Tax RB Series 2010F (LIQ: BANK OF AMERICA NA)	a	0.44%		07/07/16	5,000,000	5,000,000
State Personal Income Tax RB Series 2011A (LIQ: MORGAN STANLEY BANK NA)	a	0.45%		07/07/16	5,935,000	5,935,000
State Personal Income Tax RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	2,000,000	2,000,000
State Personal Income Tax RB Series 2014C (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	8,000,000	8,000,000
State Personal Income Tax RB Series 2015B (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	12,295,000	12,295,000
State Sales Tax RB Series 2014A (LIQ: MORGAN STANLEY BANK NA)	a	0.45%		07/07/16	3,300,000	3,300,000
New York State Environmental Facilities Corp
Clean Water & Drinking Water Revolving Funds RB Series 2010C (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	6,600,000	6,600,000
Clean Water & Drinking Water Revolving Funds Sub RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	2,500,000	2,500,000
State Clean Water & Drinking Water Revolving RB Series 2008A (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	7,245,000	7,245,000
New York State HFA
855 6th Avenue Housing RB Series 2015A (LOC: WELLS FARGO BANK NA)		0.46%		07/07/16	2,000,000	2,000,000
Housing RB (100 Maiden Lane) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	0.45%		07/07/16	52,500,000	52,500,000
Housing RB (33 Bond St) Series 2014A (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.42%		07/07/16	19,875,000	19,875,000
Housing RB (606 W 57th St) Series 2014A (LOC: WELLS FARGO BANK NA)		0.41%		07/07/16	17,400,000	17,400,000
Housing RB (625 W 57th St) Series 2014A (LOC: BANK OF NEW YORK MELLON/THE)		0.40%		07/07/16	2,385,000	2,385,000
Housing RB (625 W 57th St) Series 2015A2 (LOC: BANK OF NEW YORK MELLON/THE)		0.41%		07/07/16	18,000,000	18,000,000
Housing RB (Biltmore Tower) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.49%		07/07/16	16,700,000	16,700,000
Housing RB (Capitol Green Apts) Series 2006A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.50%		07/07/16	10,900,000	10,900,000
Housing RB (Gateway to New Cassel) Series 2006A (LOC: JPMORGAN CHASE BANK NA)		0.46%		07/07/16	5,700,000	5,700,000
Housing RB (Navy Pier Court) Series 2014A (LOC: PNC BANK NATIONAL ASSOCIATION)		0.41%		07/07/16	12,000,000	12,000,000
Housing RB (North End Ave) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.46%		07/07/16	12,000,000	12,000,000
Housing RB (Ocean Park Apts) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	0.45%		07/07/16	21,400,000	21,400,000
Housing RB (Related-42nd & 10th) Series 2010A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.40%		07/07/16	4,760,000	4,760,000
Housing RB (Rip Van Winkle House) Series 2004A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.50%		07/07/16	10,700,000	10,700,000
See financial notes    25

Schwab New York Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Housing RB (Riverside Center 2) Series 2015A1 (LOC: BANK OF AMERICA NA)		0.42%		07/07/16	5,000,000	5,000,000
Housing RB (Riverside Center 2) Series 2015A2 (LOC: BANK OF AMERICA NA)		0.40%		07/07/16	1,040,000	1,040,000
Housing RB (West Village Apts) Series 2008A (LOC: CITIBANK NA)		0.47%		07/07/16	6,000,000	6,000,000
Hsg RB (301 West End Ave) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.42%		07/07/16	20,500,000	20,500,000
Hsg RB (316 11th Ave) Series 2007A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.49%		07/07/16	42,500,000	42,500,000
Hsg RB (39th St) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.49%		07/07/16	5,300,000	5,300,000
Hsg RB (Biltmore Tower) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.49%		07/07/16	43,300,000	43,300,000
Hsg RB (Riverside Center 2) Series 2012A (LOC: BANK OF AMERICA NA)		0.42%		07/07/16	3,000,000	3,000,000
Hsg RB (The Victory) Series 2002A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.49%		07/07/16	10,900,000	10,900,000
State Personal Income Tax RB Series 2005C (LIQ: JPMORGAN CHASE BANK NA)		0.46%		07/07/16	16,200,000	16,200,000
New York State Mortgage Agency
Homeowner Mortgage RB Series 129 (LIQ: ROYAL BANK OF CANADA)		0.42%		07/07/16	17,000,000	17,000,000
Homeowner Mortgage RB Series 132 (LIQ: ROYAL BANK OF CANADA)		0.43%		07/01/16	16,995,000	16,995,000
Homeowner Mortgage RB Series 147 (LIQ: JPMORGAN CHASE BANK NA)		0.49%		07/07/16	2,995,000	2,995,000
Homeowner Mortgage RB Series 153 (LIQ: BARCLAYS BANK PLC)		0.43%		07/07/16	18,600,000	18,600,000
New York State Thruway Auth
General RB Series H (LOC: US BANK NATIONAL ASSOCIATION)	a	0.41%		07/07/16	19,260,000	19,260,000
New York State Urban Development Corp
State Personal Income Tax RB Series 2007B (LIQ: BARCLAYS BANK PLC)	a	0.44%		07/07/16	6,670,000	6,670,000
State Personal Income Tax RB Series 2009A1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	4,995,000	4,995,000
State Personal Income Tax RB Series 2009B1 (LIQ: MORGAN STANLEY BANK NA)	a	0.45%		07/07/16	5,000,000	5,000,000
State Personal Income Tax RB Series 2013A1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	7,700,000	7,700,000
State Personal Income Tax RB Series 2014A (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	7,500,000	7,500,000
Nuveen New York AMT-Free Municipal Fund
Variable Rate Demand Preferred Shares Series 5 (LOC: TORONTO-DOMINION BANK/THE)		0.50%		07/07/16	40,000,000	40,000,000
Port Auth of New York & New Jersey
Consolidated Bonds 148th Series (LIQ: MORGAN STANLEY BANK NA)	a	0.45%		07/07/16	9,990,500	9,990,500
Consolidated Bonds 179th Series (LIQ: CITIBANK NA)	a	0.43%		07/07/16	2,580,000	2,580,000
Consolidated Bonds 194th Series (LIQ: CITIBANK NA)	a	0.43%		07/07/16	1,220,000	1,220,000
Consolidated Bonds 194th Series (LIQ: MORGAN STANLEY BANK NA)	a	0.45%		07/07/16	11,800,000	11,800,000
Rockland Cnty IDA
RB (Northern Riverview) Series 1999 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.51%		07/07/16	6,965,000	6,965,000
26    See financial notes

Schwab New York Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Sales Tax Asset Receivable Corp
Sales Tax Asset RB Fiscal 2015 Series A (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	3,140,000	3,140,000
Suffolk County IDA
Civic Facility RB (Guide Dog Foundation for the Blind) Series 2001 (LOC: JPMORGAN CHASE BANK NA)		0.44%		07/07/16	2,765,000	2,765,000
Syracuse IDA
Civic Facility RB (Syracuse Univ) Series 2005B (LOC: US BANK NATIONAL ASSOCIATION)		0.40%		07/07/16	1,000,000	1,000,000
Civic Facility Refunding RB (Crouse Health) Series 2003A (LOC: HSBC BANK USA NA)		0.45%		07/07/16	6,100,000	6,100,000
Triborough Bridge & Tunnel Auth
General RB Series 2001C (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.42%		07/07/16	7,005,000	7,005,000
General RB Series 2001C (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.43%		07/07/16	6,675,000	6,675,000
General RB Series 2003B3 (LOC: WELLS FARGO BANK NA)		0.38%		07/01/16	8,000,000	8,000,000
General RB Series 2009A2 (LIQ: CREDIT SUISSE AG)	a	0.45%		07/07/16	6,500,000	6,500,000
General RB Series 2013C (LIQ: MORGAN STANLEY BANK NA)	a	0.45%		07/07/16	6,665,000	6,665,000
General Refunding RB Series 2005B3 (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.42%		07/07/16	4,285,000	4,285,000
Utility Debt Securitization Auth
Restructuring Bonds Series 2013TE (LIQ: CREDIT SUISSE AG)	a	0.42%		07/07/16	21,665,000	21,665,000
Restructuring Bonds Series 2013TE (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	3,355,000	3,355,000
Restructuring Bonds Series 2013TE17 (LIQ: ROYAL BANK OF CANADA)	a	0.43%		07/07/16	6,650,000	6,650,000
Total Variable-Rate Municipal Securities
(Cost $1,545,369,861)						1,545,369,861

End of Investments.

At 06/30/16, the tax basis cost of the fund's investments was $1,890,593,749.
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $644,155,500 or 35.2% of net assets.
b	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
c	All or a portion of this security is designated as collateral for delayed-delivery securities.

See financial notes    27

Schwab New York Municipal Money Fund
Portfolio Holdings (Unaudited) continued
BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development bond
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
PFC —	Passenger facility charge
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
ULT —	Unlimited tax
USD —	Unified school district

At June 30, 2016, all of the fund's investment securities were classified as Level 2. The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2016. The breakdown of the fund's investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
28    See financial notes

Schwab New York Municipal Money Fund
Statement of
Assets and Liabilities
As of June 30, 2016; unaudited
Assets
Investments, at cost and value (Note 2a)		$1,890,593,749
Cash		44,580
Receivables:
Investments sold		5,500,421
Interest		3,014,959
Fund shares sold		18,304
Prepaid expenses	+	23,696
Total assets		1,899,195,709
Liabilities
Payables:
Investments bought		45,558,783
Investments bought — Delayed delivery		20,928,315
Investment adviser and administrator fees		155,140
Distributions to shareholders		11,149
Fund shares redeemed		5,000
Accrued expenses	+	100,980
Total liabilities		66,759,367
Net Assets
Total assets		1,899,195,709
Total liabilities	–	66,759,367
Net assets		$1,832,436,342
Net Assets by Source
Capital received from investors		1,832,377,047
Net realized capital gains		59,295

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Sweep Shares	$1,635,333,164		1,633,312,214		$1.00
Value Advantage Shares	$197,103,178		196,866,359		$1.00

See financial notes    29

Schwab New York Municipal Money Fund
Statement of
Operations
For the period January 1, 2016 through June 30, 2016; unaudited
Investment Income
Interest		$2,681,068
Expenses
Investment adviser and administrator fees		3,247,416
Shareholder service fees:
Sweep Shares		3,034,464
Value Advantage Shares		222,655
Portfolio accounting fees		64,384
Transfer agent fees		20,657
Professional fees		20,471
Independent trustees' fees		19,501
Custodian fees		18,966
Registration fees		17,916
Shareholder reports		17,663
Interest expense		1,163
Other expenses	+	14,394
Total expenses		6,699,650
Expense reduction by CSIM and its affiliates	–	4,119,098
Net expenses	–	2,580,552
Net investment income		100,516
Realized Gains (Losses)
Net realized gains on investments		59,295
Increase in net assets resulting from operations		$159,811
30    See financial notes

Schwab New York Municipal Money Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/16-6/30/16		1/1/15-12/31/15
Net investment income		$100,516	$186,684
Net realized gains	+	59,295	503,722
Increase in net assets from operations		159,811	690,406
Distributions to Shareholders
Distributions from net investment income
Sweep Shares		(86,840)	(164,066)
Value Advantage Shares	+	(13,676)	(22,618)
Total distributions from net investment income		(100,516)	(186,684)
Distributions from net realized gains
Sweep Shares		—	(253,655)
Value Advantage Shares	+	—	(30,776)
Total distributions from net realized gains		—	(284,431)
Total distributions		(100,516)	(471,115)
Transactions in Fund Shares*
Shares Sold
Sweep Shares		1,981,147,065	4,151,162,742
Value Advantage Shares	+	11,908,641	41,486,055
Total shares sold		1,993,055,706	4,192,648,797
Shares Reinvested
Sweep Shares		78,725	414,146
Value Advantage Shares	+	8,783	50,000
Total shares reinvested		87,508	464,146
Shares Redeemed
Sweep Shares		(2,074,321,659)	(4,181,142,969)
Value Advantage Shares	+	(24,509,078)	(68,562,614)
Total shares redeemed		(2,098,830,737)	(4,249,705,583)
Net transactions in fund shares		(105,687,523)	(56,592,640)
Net Assets
Beginning of period		1,938,064,570	1,994,437,919
Total decrease	+	(105,628,228)	(56,373,349)
End of period		$1,832,436,342	$1,938,064,570
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
See financial notes    31

Schwab New Jersey Municipal Money Fund
Financial Statements
Financial Highlights
	1/1/16– 6/30/16*	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12	1/1/11– 12/31/11
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	(0.00) [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	—	—	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Total distributions	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.01% [3]	0.01%	0.02%	0.01%	0.01%	0.02%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.25% [4],[5]	0.08% [4]	0.09% [4]	0.15% [4]	0.21% [4]	0.26% [4]
Gross operating expenses	0.74% [5]	0.75%	0.74%	0.74%	0.74%	0.74%
Net investment income (loss)	0.01% [5]	0.01%	0.01%	0.01%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$612	$625	$607	$622	$635	$596

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Not annualized.
4
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 5)
5
Annualized.
32    See financial notes

Schwab New Jersey Municipal Money Fund
Portfolio Holdings  as of June 30, 2016 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available immediately upon filing. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund's website at www.csimfunds.com/schwabfunds_prospectus along with a link to the fund's Form N-MFP filings on the SEC's website.
For fixed-rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
34.3%	Fixed-Rate Municipal Securities	209,557,247	209,557,247
65.2%	Variable-Rate Municipal Securities	399,020,000	399,020,000
99.5%	Total Investments	608,577,247	608,577,247
0.5%	Other Assets and Liabilities, Net		3,051,998
100.0%	Net Assets		611,629,245

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Municipal Securities 34.3% of net assets
New Jersey 33.5%
Bergen Cnty Improvement Auth
Governmental Loan RB Series 2016		2.00%		08/15/16	3,275,000	3,282,047
Brick Township Municipal Utilities Auth
Project Bonds Series 2016A		2.00%		12/01/16	2,000,000	2,011,183
Burlington Cnty Bridge Commission
Lease RB Series 2016B		2.00%		04/26/17	6,000,000	6,057,516
Edison Township
BAN		2.00%		02/10/17	6,700,000	6,758,845
Essex Cnty
BAN Series 2015		2.00%		09/16/16	10,790,000	10,825,311
Hamilton Township
BAN 2016		2.00%		06/08/17	5,000,000	5,058,112
Hoboken
BAN Series 2016A		2.25%		03/14/17	6,390,000	6,469,186
Hudson Cnty Improvement Auth
Cnty-Guaranteed Pooled Notes Series 2015X1A		2.00%		07/06/16	1,300,000	1,300,265
Cnty-Guaranteed Pooled Notes Series 2015Y1		1.75%		11/11/16	5,000,000	5,022,610
GO Notes Series 2016B		2.00%		06/27/17	5,800,000	5,868,264
Livingston Township
BAN Series 2016		2.00%		01/11/17	6,300,000	6,341,421
BAN Series 2016		2.00%		03/23/17	3,000,000	3,025,488
Margate City
BAN Series 2015		2.00%		07/19/16	5,500,000	5,503,900
Middlesex Cnty Improvement Auth
RB Series 2014		2.00%		09/15/16	760,000	762,707
RB Series 2015		1.50%		09/15/16	1,485,000	1,488,347
Refunding RB Series 2011		5.00%		09/15/16	950,000	958,772
Monmouth Cnty Improvement Auth
Capital Equipment Pooled Lease RB Series 2011		3.00%		10/01/16	790,000	795,245
See financial notes    33

Schwab New Jersey Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
New Jersey Economic Development Auth
Retirement Community Refunding RB (Seabrook Village) Series 2006 (ESCROW)		5.25%		11/15/16	1,760,000	1,789,910
New Jersey Educational Facilities Auth
CP (Princeton Univ) Series 1997A		0.40%		08/02/16	7,500,000	7,500,000
RB (Princeton Univ) Series 2007E		5.00%		07/01/16	150,000	150,000
RB (Princeton Univ) Series 2008J		5.00%		07/01/16	260,000	260,000
Refunding RB (Princeton Univ) Series 2003D		5.25%		07/01/16	120,000	120,000
Refunding RB (Princeton Univ) Series 2008K		5.00%		07/01/16	1,655,000	1,655,000
Refunding RB (Princeton Univ) Series 2015A		3.00%		07/01/16	100,000	100,000
New Jersey Health Care Facilities Financing Auth
RB (Hunterdon Medical Center) Series 2006A (ESCROW)		5.13%		07/01/16	3,050,000	3,050,000
Nutley
BAN		2.50%		12/22/16	5,000,000	5,042,331
Ocean City
BAN Series 2015A		2.00%		12/02/16	5,800,000	5,833,942
BAN Series 2016B		2.00%		06/15/17	2,500,000	2,527,493
Port Auth of New York & New Jersey
Consolidated Bonds 148th Series		5.00%		08/15/16	605,000	608,119
Consolidated Bonds 179th Series		5.00%		12/01/16	100,000	101,853
Consolidated Bonds 186th Series		4.00%		10/15/16	125,000	126,283
CP Series A		0.50%		09/14/16	1,200,000	1,200,000
CP Series B		0.45%		08/09/16	24,565,000	24,565,000
CP Series B		0.46%		08/16/16	7,000,000	7,000,000
CP Series B		0.48%		09/01/16	17,445,000	17,445,000
CP Series B		0.47%		09/08/16	6,150,000	6,150,000
CP Series B		0.47%		09/20/16	1,415,000	1,415,000
Robbinsville
BAN		1.50%		07/29/16	10,000,000	10,008,592
Rutgers State Univ
CP Series A&B (LIQ: WELLS FARGO BANK NA)		0.50%		07/12/16	2,100,000	2,100,000
CP Series A&B (LIQ: WELLS FARGO BANK NA)		0.49%		07/22/16	3,000,000	3,000,000
CP Series A&B (LIQ: WELLS FARGO BANK NA)		0.47%		07/27/16	3,800,000	3,800,000
Sea Isle City
BAN Series 2015A		2.00%		07/21/16	5,000,000	5,004,104
Stafford Township
BAN Series 2016A		2.00%		05/11/17	5,000,000	5,049,472
West Milford
BAN		1.50%		09/23/16	3,456,950	3,464,924
West Windsor Township
BAN		1.50%		11/10/16	5,900,000	5,922,339
Woodbridge
BAN		1.50%		08/19/16	5,000,000	5,007,734
Woodland Park
GO BAN Series 2016		2.00%		06/02/17	3,000,000	3,030,932
						204,557,247
Texas 0.8%
San Antonio
Electric & Gas Systems CP Series C (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.47%		08/02/16	5,000,000	5,000,000
Total Fixed-Rate Municipal Securities
(Cost $209,557,247)						209,557,247

34    See financial notes

Schwab New Jersey Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Variable-Rate Municipal Securities 65.2% of net assets
New Jersey 57.1%
Delaware River Port Auth
Refunding RB Series 2008A (LOC: BANK OF AMERICA NA)		0.40%		07/07/16	565,000	565,000
Refunding RB Series 2010A (LOC: ROYAL BANK OF CANADA)		0.41%		07/07/16	10,470,000	10,470,000
Refunding RB Series 2010B (LOC: BARCLAYS BANK PLC)		0.42%		07/07/16	3,345,000	3,345,000
Gloucester Cnty Pollution Control Financing Auth
Pollution Control Refunding RB (ExxonMobil) Series 2003		0.09%		07/01/16	13,765,000	13,765,000
Hudson Cnty Improvement Auth
Pooled Loan Program Bonds Series 1986 (LOC: TD BANK NA)		0.44%		07/07/16	5,000,000	5,000,000
New Jersey Economic Development Auth
GO Lease RB (Rutgers Univ) Series 2013 (LIQ: CREDIT SUISSE AG)	a	0.45%		07/07/16	4,000,000	4,000,000
Motor Vehicle Surchages RB Series 2004A (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: BANK OF AMERICA NA)	a	0.46%		07/07/16	5,715,000	5,715,000
RB (Applewood Estates) Series 2005B (LOC: TD BANK NA)		0.42%		07/07/16	7,300,000	7,300,000
RB (Cooper Health) Series 2008A (LOC: TD BANK NA)		0.40%		07/07/16	6,100,000	6,100,000
RB (Princeton Day School) Series 2005 (LOC: US BANK NATIONAL ASSOCIATION)		0.42%		07/07/16	10,000,000	10,000,000
Transportation System Bonds Series 2005B&2006A & School Facilities Construction Refunding Bonds Series 2005K (LOC: STATE STREET BANK AND TRUST COMPANY)	a	0.45%		07/07/16	23,395,000	23,395,000
New Jersey Educational Facilities Auth
Refunding RB (Seton Hall Univ) Series 2008D (LOC: TD BANK NA)		0.35%		07/07/16	11,000,000	11,000,000
New Jersey Health Care Facilities Financing Auth
Hospital Capital Asset RB Series 1985A (LOC: JPMORGAN CHASE BANK NA)		0.44%		07/07/16	16,240,000	16,240,000
RB (Atlantic Health) Series 2008B (LOC: BANK OF AMERICA NA)		0.41%		07/07/16	14,500,000	14,500,000
RB (Atlantic Health) Series 2008C (LOC: JPMORGAN CHASE BANK NA)		0.42%		07/07/16	22,760,000	22,760,000
RB (Composite Program) Series 2003AB (LOC: WELLS FARGO BANK NA)		0.40%		07/07/16	2,300,000	2,300,000
RB (Composite Program) Series 2006A3 (LOC: JPMORGAN CHASE BANK NA)		0.45%		07/07/16	2,905,000	2,905,000
RB (Composite Program) Series 2006A5 (LOC: WELLS FARGO BANK NA)		0.40%		07/07/16	3,000,000	3,000,000
RB (Meridian Health) Series 2003A (LOC: JPMORGAN CHASE BANK NA)		0.40%		07/07/16	16,800,000	16,800,000
RB (Robert Wood Johnson Univ Hospital) Series 2014B (LOC: TD BANK NA)		0.40%		07/07/16	7,500,000	7,500,000
RB (RW Johnson Univ Hospital) Series 2013B (LOC: WELLS FARGO BANK NA)		0.40%		07/07/16	28,340,000	28,340,000
RB (Virtua Health) Series 2004 (LOC: WELLS FARGO BANK NA)		0.40%		07/07/16	11,205,000	11,205,000
RB (Virtua Health) Series 2009 (LOC: JPMORGAN CHASE BANK NA)		0.44%		07/01/16	5,900,000	5,900,000
New Jersey Housing & Mortgage Finance Agency
M/F Housing RB 2013 Series 5 (LOC: CITIBANK NA)		0.39%		07/07/16	43,995,000	43,995,000
M/F Housing RB Series 2005F (LOC: BANK OF AMERICA NA)		0.43%		07/07/16	2,420,000	2,420,000
M/F Housing RB Series 2006A (LOC: BANK OF AMERICA NA)		0.48%		07/07/16	1,000,000	1,000,000
M/F Housing RB Series 2007G (LOC: BANK OF AMERICA NA)		0.48%		07/07/16	3,100,000	3,100,000
M/F Housing RB Series 2008B (LOC: BANK OF AMERICA NA)		0.41%		07/07/16	8,405,000	8,405,000
S/F Housing RB Series 2008BB (LIQ: TD BANK NA)		0.41%		07/07/16	9,500,000	9,500,000
S/F Housing RB Series 2008BB (LIQ: TD BANK NA)		0.43%		07/07/16	11,500,000	11,500,000
See financial notes    35

Schwab New Jersey Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Nuveen New Jersey Dividend Advantage Municipal Fund
Variable Rate Demand Preferred Shares Series 2 (LOC: ROYAL BANK OF CANADA)	a	0.52%		07/07/16	16,000,000	16,000,000
Port Auth of New York & New Jersey
Consolidated Bonds 194th Series (LIQ: CITIBANK NA)	a	0.43%		07/07/16	1,220,000	1,220,000
Consolidated Bonds 194th Series (LIQ: CREDIT SUISSE AG)	a	0.44%		07/07/16	800,000	800,000
Rutgers State Univ
GO Bonds Series 2013L (LIQ: BANK OF AMERICA NA)	a	0.42%		07/07/16	7,700,000	7,700,000
GO Refunding Bonds Series 2013J (LIQ: CITIBANK NA)	a	0.43%		07/07/16	4,340,000	4,340,000
Union Cnty Pollution Control Finance Auth
Refunding RB (Exxon) Series 1989		0.09%		07/01/16	750,000	750,000
Refunding RB (Exxon) Series 1994		0.09%		07/01/16	6,400,000	6,400,000
						349,235,000
Alaska 0.5%
Alaska Housing Finance Corp
Home Mortgage RB Series 2002A (LIQ: JPMORGAN CHASE BANK NA)		0.50%		07/01/16	3,345,000	3,345,000
Colorado 0.4%
Broomfield Urban Renewal Auth
Tax Increment RB Series 2005 (LOC: BNP PARIBAS SA)		0.50%		07/07/16	2,375,000	2,375,000
District of Columbia 0.2%
District of Columbia
RB (American Geophysical Union) Series 1993 (LOC: BANK OF AMERICA NA)		0.47%		07/07/16	1,265,000	1,265,000
Georgia 0.4%
Macon Water Auth
Water & Sewer RB Series 2012		0.45%		07/07/16	2,450,000	2,450,000
Idaho 1.6%
Power Cnty IDA
Solid Waste Disposal RB (J.R. Simplot Co) Series 2012 (LOC: COOPERATIEVE RABOBANK UA)		0.55%		07/07/16	10,000,000	10,000,000
Illinois 3.5%
Chicago
M/F Housing RB (Lincoln Village Sr Apts) Series 2006 (LOC: BMO HARRIS BANK NA)		0.52%		07/07/16	2,500,000	2,500,000
M/F Hsg RB (Renaissance St Luke) Series 2008 (LOC: BMO HARRIS BANK NA)		0.50%		07/07/16	1,555,000	1,555,000
Illinois Finance Auth
M/F Hsg Refunding RB (Concordia Place Apts) Series 2013A (LOC: BMO HARRIS BANK NA)		0.67%		07/07/16	5,000,000	5,000,000
RB (Little Company of Mary Hospital & Health Care Centers) Series 2008A (LOC: BARCLAYS BANK PLC)		0.42%		07/07/16	5,000,000	5,000,000
RB (Little Company of Mary Hospital & Health Care Centers) Series 2008B (LOC: BARCLAYS BANK PLC)		0.42%		07/07/16	3,500,000	3,500,000
RB (YMCA of Metropolitan Chicago) Series 2001 (LOC: BMO HARRIS BANK NA)		0.46%		07/07/16	3,600,000	3,600,000
						21,155,000
36    See financial notes

Schwab New Jersey Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
New York 0.8%
New York City Transitional Finance Auth
Building Aid RB Fiscal 2015 Series S2 (LIQ: TORONTO-DOMINION BANK/THE)	a	0.44%		07/07/16	5,000,000	5,000,000
North Carolina 0.4%
Davidson Cnty Industrial Facilities & Pollution Control Financing Auth
IDRB (Childress Winery) Series 2004 (LOC: BRANCH BANKING AND TRUST COMPANY)		0.48%		07/07/16	2,500,000	2,500,000
Texas 0.3%
Dallas-Fort Worth Int'l Airport Facility Improvement Corp
Airport Facility RB (FlightSafety) Series 1999		0.43%		07/07/16	700,000	700,000
Tarrant Cnty Cultural Education Facilities Finance Corp
Refunding RB (CHRISTUS Health) Series 2008C1 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.46%		07/07/16	995,000	995,000
						1,695,000
Total Variable-Rate Municipal Securities
(Cost $399,020,000)						399,020,000

End of Investments.

At 06/30/16, the tax basis cost of the fund's investments was $608,577,247.
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $68,170,000 or 11.1% of net assets.

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development bond
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
PFC —	Passenger facility charge
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
ULT —	Unlimited tax
USD —	Unified school district

See financial notes    37

Schwab New Jersey Municipal Money Fund
Portfolio Holdings (Unaudited) continued
At June 30, 2016, all of the fund's investment securities were classified as Level 2. The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2016. The breakdown of the fund's investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
38    See financial notes

Schwab New Jersey Municipal Money Fund
Statement of
Assets and Liabilities
As of June 30, 2016; unaudited
Assets
Investments, at cost and value (Note 2a)		$608,577,247
Cash		8,098
Receivables:
Investments sold		1,950,115
Interest		1,496,090
Prepaid expenses	+	11,009
Total assets		612,042,559
Liabilities
Payables:
Investments bought		312,416
Shareholder service fees		47,624
Distributions to shareholders		2,576
Accrued expenses	+	50,698
Total liabilities		413,314
Net Assets
Total assets		612,042,559
Total liabilities	–	413,314
Net assets		$611,629,245
Net Assets by Source
Capital received from investors		611,649,514
Net realized capital losses		(20,269)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$611,629,245		611,004,293		$1.00

See financial notes    39

Schwab New Jersey Municipal Money Fund
Statement of
Operations
For the period January 1, 2016 through June 30, 2016; unaudited
Investment Income
Interest		$842,651
Expenses
Investment adviser and administrator fees		1,119,589
Shareholder service fees		1,119,589
Portfolio accounting fees		42,423
Professional fees		17,877
Independent trustees' fees		17,377
Registration fees		11,028
Transfer agent fees		10,336
Custodian fees		7,266
Shareholder reports		7,172
Interest expense		498
Other expenses	+	4,979
Total expenses		2,358,134
Expense reduction by CSIM and its affiliates	–	1,547,529
Net expenses	–	810,605
Net investment income		32,046
Realized Gains (Losses)
Net realized gains on investments		656
Increase in net assets resulting from operations		$32,702
40    See financial notes

Schwab New Jersey Municipal Money Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/16-6/30/16		1/1/15-12/31/15
Net investment income		$32,046	$60,203
Net realized gains (losses)	+	656	(20,925)
Increase in net assets from operations		32,702	39,278
Distributions to Shareholders
Distributions from net investment income		(32,046)	(60,203)
Transactions in Fund Shares*
Shares sold		619,265,552	1,203,410,255
Shares reinvested		28,970	59,010
Shares redeemed	+	(632,228,831)	(1,186,350,764)
Net transactions in fund shares		(12,934,309)	17,118,501
Net Assets
Beginning of period		624,562,898	607,465,322
Total increase or decrease	+	(12,933,653)	17,097,576
End of period		$611,629,245	$624,562,898
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
See financial notes    41

Schwab Pennsylvania Municipal Money Fund
Financial Statements
Financial Highlights
	1/1/16– 6/30/16*	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12	1/1/11– 12/31/11
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	(0.00) [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	—	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	—
Total distributions	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.01% [3]	0.01%	0.02%	0.01%	0.01%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.26% [4],[5]	0.09% [4]	0.09% [4]	0.14% [4]	0.20% [4]	0.28% [4]
Gross operating expenses	0.75% [5]	0.75%	0.75%	0.74%	0.75%	0.74%
Net investment income (loss)	0.01% [5]	0.01%	0.01%	0.01%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$461	$526	$542	$518	$552	$485

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Not annualized.
4
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 5)
5
Annualized.
42    See financial notes

Schwab Pennsylvania Municipal Money Fund
Portfolio Holdings  as of June 30, 2016 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available immediately upon filing. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund's website at www.csimfunds.com/schwabfunds_prospectus along with a link to the fund's Form N-MFP filings on the SEC's website.
For fixed-rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
20.7%	Fixed-Rate Municipal Securities	95,191,174	95,191,174
81.0%	Variable-Rate Municipal Securities	373,016,361	373,016,361
101.7%	Total Investments	468,207,535	468,207,535
(1.7%)	Other Assets and Liabilities, Net		(7,667,378)
100.0%	Net Assets		460,540,157

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Municipal Securities 20.7% of net assets
Pennsylvania 19.6%
Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center) Series 2008A		5.00%		09/01/16	1,320,000	1,329,796
RB (Univ of Pittsburgh Medical Center) Series 2009A		4.00%		08/15/16	195,000	195,835
Monroeville Finance Auth
Refunding RB (Univ of Pittsburgh Medical Center) Series 2013B		4.00%		07/01/16	400,000	400,000
Pennsylvania
GO Bonds Second Series 2007A		5.00%		08/01/16	240,000	240,934
GO Bonds Second Series 2013		5.00%		10/15/16	275,000	278,655
GO Bonds Third Series 2010A		5.00%		07/15/16	500,000	500,891
GO Refunding Bonds First Series 2006		4.00%		09/01/16	2,550,000	2,565,163
GO Refunding Bonds First Series 2009		5.00%		07/01/16	475,000	475,000
GO Refunding Bonds First Series 2015		5.00%		08/15/16	1,900,000	1,910,844
GO Refunding Bonds Third Series 2004		5.38%		07/01/16	9,235,000	9,235,000
Pennsylvania Economic Development Financing Auth
Unemployment Compensation RB Series 2012A		4.00%		07/01/16	1,725,000	1,725,000
Unemployment Compensation RB Series 2012A		5.00%		07/01/16	12,810,000	12,810,000
Pennsylvania HFA
S/F Mortgage RB Series 2015 117A		0.75%		10/01/16	1,295,000	1,295,000
Pennsylvania State Univ
Refunding RB Series 2002		5.25%		08/15/16	475,000	477,792
Philadelphia
Airport Revenue CP Series B3 (LOC: WELLS FARGO BANK NA)		0.60%		08/10/16	2,600,000	2,600,000
Philadelphia Gas Works
CP Series G1 & Sub Series 1 (LOC: JPMORGAN CHASE BANK NA)		0.52%		07/07/16	19,800,000	19,800,000
Shamokin-Coal Township Joint Sewer Auth
Sewer RB Series 2006 (ESCROW)		5.00%		07/01/16	5,340,000	5,340,000
See financial notes    43

Schwab Pennsylvania Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Univ of Pittsburgh
Asset Notes Series 2015		2.00%		08/02/16	5,600,000	5,608,277
Univ Bonds Series 2009B		4.00%		09/15/16	350,000	352,558
Univ Bonds Series 2009B		5.00%		09/15/16	100,000	100,946
Univ Capital & Refunding Bonds Series 2007B		0.50%		08/02/16	1,800,000	1,800,000
Univ Refunding Bonds Series 2005C		0.62%		07/05/16	20,000,000	20,000,000
Univ Refunding RB Series 2002A		5.00%		09/15/16	475,000	479,451
Univ Refunding Series 2009A		5.00%		09/15/16	500,000	504,644
						90,025,786
New Jersey 1.1%
Essex Cnty
BAN Series 2015		2.00%		09/16/16	5,000,000	5,014,553
Texas 0.0%
Houston ISD
LT GO Refunding Bonds Series 2006A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/16	150,000	150,835
Total Fixed-Rate Municipal Securities
(Cost $95,191,174)						95,191,174

Variable-Rate Municipal Securities 81.0% of net assets
Pennsylvania 75.7%
Adams Cnty IDA
IDRB (Say Plastics) Series 2007A (LOC: WELLS FARGO BANK NA)		0.60%		07/07/16	1,640,000	1,640,000
Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center) Series 2010F (LIQ: JPMORGAN CHASE BANK NA)	a	0.43%		07/01/16	5,900,000	5,900,000
Allegheny Cnty IDA
Health Care RB (Vincentian Collaborative) Series 2008B (LOC: PNC BANK NATIONAL ASSOCIATION)		0.43%		07/07/16	4,000,000	4,000,000
RB (St. Joseph HS) Series 2009 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.60%		12/01/16	7,125,000	7,125,000
Beaver Cnty IDA
Environmental Improvement RB (BASF Corp) Series 1997		0.51%		07/07/16	7,600,000	7,600,000
Bucks Cnty IDA
Hospital RB (Grand View Hospital) Series 2008A (LOC: TD BANK NA)		0.40%		07/07/16	3,250,000	3,250,000
Hospital RB (Grand View Hospital) Series 2008A (LOC: TD BANK NA)		0.42%		07/07/16	9,075,000	9,075,000
Butler Cnty Hospital Auth
RB (Concordia Lutheran) Series 2012A (LOC: BMO HARRIS BANK NA)		0.42%		07/07/16	3,000,000	3,000,000
Chambersburg Municipal Auth
RB (Wilson College) Series 2007 (LOC: BANK OF AMERICA NA)		0.45%		07/07/16	24,480,000	24,480,000
Delaware Cnty IDA
Airport Facilities Refunding RB (UPS) Series 2015		0.51%		07/01/16	5,000,000	5,000,000
Airport Facilities Refunding RB (UPS) Series 2015		0.51%	07/01/16	09/01/45	6,300,000	6,300,000
Erie Cnty Hospital Auth
RB (St. Vincent Health Center) Series 2010B (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.43%		07/07/16	3,480,000	3,480,000
44    See financial notes

Schwab Pennsylvania Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fayette Cnty Hospital Auth
Hospital RB (Fayette Regional Health) Series 2007A (LOC: PNC BANK NATIONAL ASSOCIATION)		0.42%		07/07/16	1,160,000	1,160,000
Geisinger Auth
Health System RB (Geisinger Health) Series 2013B (LIQ: TD BANK NA)		0.37%		07/01/16	3,900,000	3,900,000
Indiana Cnty Hospital Auth
Hospital RB (Indiana Regional Medical Center) Series 2014B (LOC: PNC BANK NATIONAL ASSOCIATION)		0.44%		07/07/16	6,800,000	6,800,000
Lancaster Cnty Hospital Auth
Health Center RB (Masonic Homes) Series 2008D (LOC: JPMORGAN CHASE BANK NA)		0.39%		07/01/16	55,000	55,000
Luzerne Cnty Convention Center Auth
Hotel Room Rental Tax RB Series 2012 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.43%		07/07/16	3,900,000	3,900,000
Lycoming Cnty Auth
RB (Lycoming College) Series 2013S-1 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.46%		07/07/16	4,175,000	4,175,000
Montgomery Cnty Redevelopment Auth
M/F Housing RB (Kingswood Apts) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.43%		07/07/16	4,300,000	4,300,000
M/F Housing RB (Kingswood Apts) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.43%	07/07/16	08/15/31	3,410,000	3,410,000
Northampton Cnty
RB (Binney & Smith) Series 1997A (LOC: JPMORGAN CHASE BANK NA)		0.55%		07/07/16	600,000	600,000
RB (Binney & Smith) Series 1997A (LOC: JPMORGAN CHASE BANK NA)		0.55%	07/07/16	09/01/22	6,900,000	6,900,000
RB (Binney & Smith) Series 1997B (LOC: JPMORGAN CHASE BANK NA)		0.70%		07/07/16	385,000	385,000
Northeastern Hospital & Education Auth
RB (Commonwealth Medical College) Series 2009 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.42%		07/07/16	2,500,000	2,500,000
Nuveen Pennsylvania Investment Quality Municipal Fund
Variable Rate Demand Preferred Shares Series 2 (LOC: ROYAL BANK OF CANADA)	a	0.53%		07/07/16	7,000,000	7,000,000
Variable Rate Demand Preferred Shares Series 3 (LOC: ROYAL BANK OF CANADA)	a	0.53%		07/07/16	5,500,000	5,500,000
Pennsylvania
GO Bonds First Series 2014 (LIQ: MORGAN STANLEY BANK NA)	a	0.45%		07/07/16	3,500,000	3,500,000
GO Refunding Bonds Third Series 2004 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.44%		07/07/16	2,410,000	2,410,000
GO Refunding Bonds Third Series 2004 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.44%	07/07/16	07/01/19	12,200,000	12,200,000
Pennsylvania Economic Development Financing Auth
Economic Development RB Series 2005B2 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.54%		07/07/16	1,900,000	1,900,000
RB (Penn Waste) Series 2007 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.73%		07/07/16	1,375,000	1,375,000
RB (Salem Rd) Series 2007D1 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.54%		07/07/16	1,000,000	1,000,000
RB (Solar Innovations) Series 2007 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.73%		07/07/16	5,810,000	5,810,000
RB (Univ of Pittsburgh Medical Center) Series 2015B (LIQ: JPMORGAN CHASE BANK NA)	a	0.51%		07/07/16	1,665,000	1,665,000
See financial notes    45

Schwab Pennsylvania Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Pennsylvania HFA
S/F Mortgage RB Series 2002-75A (LIQ: ROYAL BANK OF CANADA)		0.43%		07/07/16	4,500,000	4,500,000
S/F Mortgage RB Series 2004-81C (LIQ: ROYAL BANK OF CANADA)		0.43%		07/07/16	2,370,000	2,370,000
S/F Mortgage RB Series 2004-81C (LIQ: ROYAL BANK OF CANADA)		0.43%	07/07/16	10/01/34	4,825,000	4,825,000
S/F Mortgage RB Series 2005-88C (LIQ: TD BANK NA)		0.41%		07/07/16	1,425,000	1,425,000
S/F Mortgage RB Series 2005-88C (LIQ: TD BANK NA)		0.41%	07/07/16	04/01/37	620,000	620,000
S/F Mortgage RB Series 2005-91B (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.43%		07/07/16	12,275,000	12,275,000
S/F Mortgage RB Series 2005-91B (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.43%	07/07/16	10/01/36	17,785,000	17,785,000
S/F Mortgage RB Series 2006-93B (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.43%		07/07/16	4,335,000	4,335,000
S/F Mortgage RB Series 2007-97A (LIQ: TORONTO-DOMINION BANK/THE)	a	0.46%		07/07/16	191,361	191,361
S/F Mortgage RB Series 2013-115A (LIQ: JPMORGAN CHASE BANK NA)	a	0.51%		07/07/16	4,510,000	4,510,000
Pennsylvania Higher Educational Facilities Auth
RB (Assoc of Indep Colleges & Univs of PA) Series 2001-I1 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.44%		07/07/16	1,950,000	1,950,000
RB (Assoc of Indep Colleges & Univs of PA) Series 2001-I1 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.44%	07/07/16	11/01/31	3,550,000	3,550,000
Pennsylvania State Turnpike Commission
Registration Fee Refunding RB Series 2005A (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: CITIBANK NA)	a	0.43%		07/07/16	6,905,000	6,905,000
Pennsylvania State Univ
RB Series 2016A (LIQ: BARCLAYS BANK PLC)	a	0.46%		07/07/16	4,175,000	4,175,000
Refunding RB Series 2009B		0.66%		06/01/17	13,000,000	13,000,000
Philadelphia
GO RB Series 2009B (LOC: BARCLAYS BANK PLC)		0.42%		07/07/16	1,800,000	1,800,000
GO RB Series 2009B (LOC: BARCLAYS BANK PLC)		0.42%	07/07/16	08/01/31	5,300,000	5,300,000
Water & Wastewater RB Series 1997B (LOC: TD BANK NA)		0.41%		07/07/16	4,500,000	4,500,000
Water & Wastewater RB Series 1997B (LOC: TD BANK NA)		0.41%	07/07/16	08/01/27	2,105,000	2,105,000
Philadelphia SD
GO Bonds Series 2016B (LOC: BANK OF AMERICA NA)		0.41%		07/07/16	22,000,000	22,000,000
GO Refunding Bonds Series 2016C (LOC: PNC BANK NATIONAL ASSOCIATION)		0.42%		07/07/16	2,800,000	2,800,000
St. Mary Hospital Auth
Health System RB (Catholic Health East) Series 2012B		0.39%		07/07/16	4,230,000	4,230,000
Health System RB (Catholic Health East) Series 2012B		0.39%	07/07/16	11/15/28	11,570,000	11,570,000
Univ of Pittsburgh
Univ Capital Project Bonds Series 2009B (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	505,000	505,000
Upper St. Clair Township
GO Bonds Series 2008 (LIQ: BANK OF NEW YORK MELLON/THE)		0.45%		07/07/16	11,350,000	11,350,000
Washington Cnty Auth
Refunding RB (Univ of Pennsylvania) Series 2004		0.40%		07/07/16	1,000,000	1,000,000
Refunding RB (Univ of Pennsylvania) Series 2004		0.40%	07/07/16	07/01/34	22,725,000	22,725,000
46    See financial notes

Schwab Pennsylvania Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Washington Cnty Hospital Auth
Hospital RB (Monongahela Valley Hospital) Series 2011A (LOC: PNC BANK NATIONAL ASSOCIATION)		0.43%		07/07/16	2,540,000	2,540,000
Hospital RB (Monongahela Valley Hospital) Series 2011A (LOC: PNC BANK NATIONAL ASSOCIATION)		0.43%	07/07/16	06/01/41	2,000,000	2,000,000
Hospital RB (Washington Hospital) Series 2001B (LOC: PNC BANK NATIONAL ASSOCIATION)		0.50%		07/01/16	3,000,000	3,000,000
Hospital RB (Washington Hospital) Series 2007A (LOC: PNC BANK NATIONAL ASSOCIATION)		0.50%		07/01/16	7,500,000	7,500,000
						348,636,361
Alabama 0.6%
Birmingham IDB
RB (Culton Properties) Series 2009A (LOC: FEDERAL HOME LOAN BANKS)		0.56%		07/07/16	935,000	935,000
Lake Martin IDA
RB (Great Southern Properties) Series 2011 (LOC: COMERICA BANK)		0.57%		07/07/16	1,540,000	1,540,000
						2,475,000
California 0.0%
Sacramento Cnty Housing Auth
M/F Housing RB (Sierra Sunrise Sr Apts) Series 2004D (LOC: CITIBANK NA)		0.46%		07/07/16	100,000	100,000
Florida 0.5%
Brevard Cnty HFA
M/F Housing RB (Wickham Club Apts) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.46%		07/07/16	2,400,000	2,400,000
Illinois 1.1%
Illinois Housing Development Auth
M/F Hsg RB (Sterling Towers) Series 2001 (LOC: BMO HARRIS BANK NA)		0.67%		07/07/16	3,020,000	3,020,000
Lake Cnty
IDRB (Northpoint Assoc) Series 1994 (LOC: NORTHERN TRUST COMPANY (THE))		0.51%		07/07/16	2,200,000	2,200,000
						5,220,000
Indiana 0.9%
Lawrenceburg
Refunding Pollution Control RB (Indiana Michigan Power Co) Series H (LOC: BANK OF NOVA SCOTIA)		0.42%		07/07/16	4,000,000	4,000,000
New York 0.5%
New York City Transitional Finance Auth
Future Tax Secured Sub Bonds Fiscal 2016 Series E4 (LIQ: JPMORGAN CHASE BANK NA)		0.37%		07/01/16	2,400,000	2,400,000
North Carolina 0.2%
North Carolina Ports Auth
Exempt Facility RB (Wilmington Bulk) Series 2001A (LOC: BRANCH BANKING AND TRUST COMPANY)		0.48%		07/07/16	785,000	785,000
See financial notes    47

Schwab Pennsylvania Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Washington 1.5%
Port Bellingham IDA
IDRB (Hempler Foods Group) Series 2006 (LOC: BMO HARRIS BANK NA)		0.50%		07/07/16	3,000,000	3,000,000
Washington State Housing Finance Commission
RB (Park Vista Retirement) Series 2005A (LOC: FEDERAL HOME LOAN BANKS)		0.46%		07/07/16	4,000,000	4,000,000
						7,000,000
Total Variable-Rate Municipal Securities
(Cost $373,016,361)						373,016,361

End of Investments.

At 06/30/16, the tax basis cost of the fund's investments was $468,207,535.
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $54,461,361 or 11.8% of net assets.

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development bond
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
PFC —	Passenger facility charge
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
ULT —	Unlimited tax
USD —	Unified school district

At June 30, 2016, all of the fund's investment securities were classified as Level 2. The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2016. The breakdown of the fund's investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
48    See financial notes

Schwab Pennsylvania Municipal Money Fund
Statement of
Assets and Liabilities
As of June 30, 2016; unaudited
Assets
Investments, at cost and value (Note 2a)		$468,207,535
Cash		166,634
Receivables:
Interest		1,304,579
Prepaid expenses	+	12,451
Total assets		469,691,199
Liabilities
Payables:
Investments bought		9,078,177
Shareholder service fees		35,690
Distributions to shareholders		1,901
Accrued expenses	+	35,274
Total liabilities		9,151,042
Net Assets
Total assets		469,691,199
Total liabilities	–	9,151,042
Net assets		$460,540,157
Net Assets by Source
Capital received from investors		460,511,788
Net realized capital gains		28,369

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$460,540,157		460,192,727		$1.00

See financial notes    49

Schwab Pennsylvania Municipal Money Fund
Statement of
Operations
For the period January 1, 2016 through June 30, 2016; unaudited
Investment Income
Interest		$680,078
Expenses
Investment adviser and administrator fees		871,389
Shareholder service fees		871,389
Portfolio accounting fees		41,908
Professional fees		17,413
Independent trustees' fees		17,167
Registration fees		11,202
Transfer agent fees		10,331
Custodian fees		7,259
Shareholder reports		5,720
Interest expense		402
Other expenses	+	3,887
Total expenses		1,858,067
Expense reduction by CSIM and its affiliates	–	1,202,936
Net expenses	–	655,131
Net investment income		24,947
Realized Gains (Losses)
Net realized gains on investments		28,369
Increase in net assets resulting from operations		$53,316
50    See financial notes

Schwab Pennsylvania Municipal Money Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/16-6/30/16		1/1/15-12/31/15
Net investment income		$24,947	$48,239
Net realized gains	+	28,369	27,190
Increase in net assets from operations		53,316	75,429
Distributions to Shareholders
Distributions from net investment income		(24,947)	(48,239)
Distributions from net realized gains	+	—	(15,934)
Total distributions		(24,947)	(64,173)
Transactions in Fund Shares*
Shares sold		563,909,816	1,226,791,074
Shares reinvested		22,466	62,691
Shares redeemed	+	(629,637,969)	(1,242,469,162)
Net transactions in fund shares		(65,705,687)	(15,615,397)
Net Assets
Beginning of period		526,217,475	541,821,616
Total decrease	+	(65,677,318)	(15,604,141)
End of period		$460,540,157	$526,217,475
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
See financial notes    51

Schwab Massachusetts Municipal Money Fund
Financial Statements
Financial Highlights
	1/1/16– 6/30/16*	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12	1/1/11– 12/31/11
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	—	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Total distributions	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.01% [3]	0.04%	0.02%	0.01%	0.02%	0.04%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.25% [4],[5]	0.08% [4]	0.10% [4]	0.13% [4]	0.19% [4]	0.27% [4]
Gross operating expenses	0.75% [5]	0.77%	0.75%	0.75%	0.75%	0.74%
Net investment income (loss)	0.01% [5]	0.01%	0.01%	0.01%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$457	$460	$446	$430	$499	$425

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Not annualized.
4
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 5)
5
Annualized.
52    See financial notes

Schwab Massachusetts Municipal Money Fund
Portfolio Holdings  as of June 30, 2016 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available immediately upon filing. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund's website at www.csimfunds.com/schwabfunds_prospectus along with a link to the fund's Form N-MFP filings on the SEC's website.
For fixed-rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
36.1%	Fixed-Rate Municipal Securities	164,970,305	164,970,305
64.9%	Variable-Rate Municipal Securities	296,588,471	296,588,471
101.0%	Total Investments	461,558,776	461,558,776
(1.0%)	Other Assets and Liabilities, Net		(4,747,854)
100.0%	Net Assets		456,810,922

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Municipal Securities 36.1% of net assets
Massachusetts 34.4%
Boston Water & Sewer Commission
CP BAN Series A (LOC: STATE STREET BANK AND TRUST COMPANY)		0.16%		07/05/16	17,000,000	17,000,000
CP BAN Series A (LOC: STATE STREET BANK AND TRUST COMPANY)		0.47%		08/02/16	12,500,000	12,500,000
Brockton
BAN Series 2016		2.00%		06/30/17	3,300,000	3,338,175
Chicopee
BAN		1.50%		07/20/16	2,381,080	2,382,353
East Bridgewater
ULT GO BAN		1.00%		09/30/16	3,551,000	3,556,699
Easton
GO BAN		1.50%		08/19/16	3,620,000	3,625,618
GO BAN		2.00%		08/19/16	1,845,000	1,849,011
Haverhill
GO BAN		2.00%		09/01/16	3,000,000	3,008,250
Holbrook
BAN 2016		2.00%		06/02/17	3,765,000	3,806,253
Marshfield
GO BAN		2.00%		07/29/16	3,000,000	3,003,819
Massachusetts
GO Bonds Series 2006D		4.00%		08/01/16	100,000	100,303
GO Bonds Series 2006D		5.00%		08/01/16	400,000	401,582
GO Bonds Series 2008A		5.00%		08/01/16	560,000	562,105
GO Bonds Series 2009B		5.00%		07/01/16	155,000	155,000
GO Refunding Bonds Series 2003D		5.50%		10/01/16	95,000	96,174
GO Refunding Bonds Series 2004A		5.25%		08/01/16	145,000	145,572
GO Refunding Bonds Series 2004B		5.25%		08/01/16	1,460,000	1,465,945
See financial notes    53

Schwab Massachusetts Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
GO Refunding Bonds Series 2008A		5.00%		09/01/16	115,000	115,892
GO Refunding Bonds Series 2013B		5.00%		08/01/16	600,000	602,299
Massachusetts Bay Transportation Auth
Sr Sales Tax Bonds Series 2004C		5.50%		07/01/16	915,000	915,000
Sr Sales Tax Bonds Series 2014A		3.00%		07/01/16	4,745,000	4,745,000
Massachusetts Clean Water Trust
Pool Program Refunding Bonds Series 12		4.00%		08/01/16	100,000	100,300
Pool Program Refunding Bonds Series 12		5.00%		08/01/16	100,000	100,386
State Revolving Fund Refunding Bonds Series 2009A		3.00%		08/01/16	200,000	200,448
State Revolving Fund Refunding Bonds Series 2009A		5.00%		08/01/16	100,000	100,362
Massachusetts Development Finance Agency
RB (Partners Healthcare) Series 2012L		3.00%		07/01/16	100,000	100,000
RB (Partners HealthCare) Series 2012L		5.00%		07/01/16	575,000	575,000
Massachusetts Health & Educational Facilities Auth
RB (MIT) Series 2008O		4.00%		07/01/16	100,000	100,000
RB (MIT) Series 2008O		5.00%		07/01/16	10,610,000	10,610,000
RB (Partners HealthCare) Series 2008H2		0.46%		08/02/16	5,000,000	5,000,000
RB (Partners Healthcare) Series 2010J2		4.00%		07/01/16	350,000	350,000
RB (Partners HealthCare) Series 2010J2		5.00%		07/01/16	1,055,000	1,055,000
Massachusetts HFA
Housing Bonds Series 2008B		5.25%		06/01/17	185,000	191,970
Housing Bonds Series 2016B		0.63%		12/01/16	180,000	179,928
Massachusetts School Building Auth
CP Notes Series C (LOC: BARCLAYS BANK PLC)		0.45%		07/05/16	4,300,000	4,300,000
CP Notes Series C (LOC: BARCLAYS BANK PLC)		0.45%		08/01/16	15,000,000	15,000,000
CP Notes Series C (LOC: BARCLAYS BANK PLC)		0.47%		08/04/16	800,000	800,000
Sr Dedicated Sales Tax Bonds Series 2011B		5.00%		10/15/16	200,000	202,601
Massachusetts Water Resources Auth
General RB Series 2002J		5.25%		08/01/16	795,000	798,150
Methuen
BAN		2.00%		08/05/16	1,415,000	1,417,101
Middleborough
GO BAN		1.25%		10/07/16	4,122,079	4,131,412
Millis
GO BAN		2.00%		08/01/16	5,661,000	5,668,655
Newburyport
GO BAN		2.00%		09/30/16	3,269,135	3,282,162
Norfolk Cnty
GO BAN		1.50%		08/19/16	3,709,000	3,714,182
Plymouth
GO BAN Series 2016		2.00%		05/04/17	4,000,000	4,041,718
Quincy
GO BAN		2.00%		01/20/17	3,000,000	3,025,330
Rockport
GO BAN		1.50%		08/05/16	3,940,000	3,944,143
Salisbury
GO BAN		2.00%		09/15/16	1,740,000	1,746,026
Somerville
BAN 2016A		1.25%		10/14/16	8,168,551	8,185,160
Stoughton
BAN Series 2016		2.00%		06/30/17	3,000,000	3,037,098
Univ of Massachusetts
CP Notes Series 2013A-1 (LOC: STATE STREET BANK AND TRUST COMPANY)		0.48%		08/03/16	2,500,000	2,500,000
54    See financial notes

Schwab Massachusetts Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Westborough
GO BAN		2.00%		08/12/16	2,000,000	2,003,819
Wilmington
GO BAN		2.00%		06/30/17	2,725,000	2,758,697
Worcester
GO BAN Series 2016A		1.50%		12/21/16	4,500,000	4,519,054
						157,113,752
New Jersey 1.1%
Essex Cnty
BAN Series 2015		2.00%		09/16/16	5,000,000	5,014,553
Texas 0.6%
Dallas
Water & Sewer CP Series E (LIQ: JPMORGAN CHASE BANK NA)		0.47%		07/01/16	2,842,000	2,842,000
Total Fixed-Rate Municipal Securities
(Cost $164,970,305)						164,970,305

Variable-Rate Municipal Securities 64.9% of net assets
Massachusetts 59.9%
Massachusetts
GO Bonds Series 2007A (LIQ: SOCIETE GENERALE SA)	a	0.45%		07/07/16	4,000,000	4,000,000
GO Bonds Series 2007C (LIQ: CITIBANK NA)	a	0.44%		07/07/16	4,500,000	4,500,000
GO Bonds Series 2007C (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	3,900,000	3,900,000
GO Bonds Series 2007C (LIQ: SOCIETE GENERALE SA)	a	0.45%		07/07/16	12,250,000	12,250,000
GO Bonds Series 2012D		0.75%	07/07/16	01/01/17	2,950,000	2,950,000
GO Bonds Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	a	0.44%		07/07/16	1,500,000	1,500,000
GO Refunding Bonds Series 2001C (LIQ: STATE STREET BANK AND TRUST COMPANY)		0.44%		07/07/16	2,100,000	2,100,000
GO Refunding Bonds Series 2013A		0.77%	07/07/16	02/01/17	3,000,000	3,001,471
GO Refunding Bonds Series 2015A (LIQ: CITIBANK NA)	a	0.43%		07/07/16	2,675,000	2,675,000
GO Refunding Bonds Series 2015C (LOC: JPMORGAN CHASE BANK NA)	a	0.39%		07/01/16	9,000,000	9,000,000
Massachusetts Bay Transportation Auth
Sr Sales Tax bonds Series 2005B (LIQ: CITIBANK NA)	a	0.44%		07/07/16	9,900,000	9,900,000
Sr Sales Tax Bonds Series 2008A2 (LIQ: JPMORGAN CHASE BANK NA)		0.41%		07/07/16	14,015,000	14,015,000
Massachusetts Clean Water Trust
Pool Program Refunding Bonds Series 2006 (LIQ: CREDIT SUISSE AG)	a	0.45%		07/07/16	8,195,000	8,195,000
State Revolving Fund Bonds Series 14 (LIQ: MORGAN STANLEY BANK NA)	a	0.45%		07/07/16	6,665,000	6,665,000
Massachusetts Dept of Transportation
Metropolitan Highway System Sr RB Series 2010A2 (LOC: BARCLAYS BANK PLC)		0.43%		07/07/16	7,000,000	7,000,000
Massachusetts Development Finance Agency
Education RB (Cushing Academy) Series 2004 (LOC: TD BANK NA)		0.46%		07/07/16	2,385,000	2,385,000
First Mortgage RB (Brookhaven at Lexington) Series 2005B (LOC: BANK OF AMERICA NA)		0.54%		07/07/16	2,440,000	2,440,000
RB (Boston Univ) Series U3 (LOC: NORTHERN TRUST COMPANY (THE))		0.39%		07/07/16	7,600,000	7,600,000
RB (CIL Realty of MA) Series 2016 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.41%		07/07/16	10,000,000	10,000,000
See financial notes    55

Schwab Massachusetts Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RB (CIL Realty) Series 2011 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.41%		07/07/16	6,230,000	6,230,000
RB (CIL Realty) Series 2013 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.41%		07/07/16	8,525,000	8,525,000
RB (Harvard Univ) Series 2010B2 (LIQ: BANK OF AMERICA NA)	a	0.41%		07/07/16	12,500,000	12,500,000
RB (Marine Biological Laboratory) Series 2006 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.42%		07/07/16	7,110,000	7,110,000
RB (Partners HealthCare) Series 2014M2 (LOC: BANK OF NEW YORK MELLON/THE)		0.42%		07/07/16	4,300,000	4,300,000
RB (Partners HealthCare) Series 2014M4 (LIQ: MORGAN STANLEY BANK NA)	a	0.45%		07/07/16	4,170,000	4,170,000
RB (Partners HealthCare) Series 2015O-1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	1,600,000	1,600,000
RB (Partners HealthCare) Series 2016Q (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	1,350,000	1,350,000
Massachusetts Health & Educational Facilities Auth
RB (Amherst College) Series 2005I		0.40%		07/07/16	9,260,000	9,260,000
RB (Amherst College) Series F		0.40%		07/07/16	8,600,000	8,600,000
RB (Baystate Medical Center) Series 2005G (LOC: WELLS FARGO BANK NA)		0.39%		07/01/16	1,000,000	1,000,000
RB (Baystate Medical Center) Series 2009K1 (LOC: WELLS FARGO BANK NA)		0.39%		07/01/16	735,000	735,000
RB (Capital Asset Program) Series 2004M4A (LOC: BANK OF AMERICA NA)		0.45%		07/07/16	4,015,000	4,015,000
RB (Capital Asset Program) Series M2 (LOC: BANK OF AMERICA NA)		0.45%		07/07/16	2,140,000	2,140,000
RB (Great Brook Valley Health Center) Series 2006A (LOC: TD BANK NA)		0.42%		07/07/16	3,165,000	3,165,000
RB (Harvard Univ) Series Y		0.42%		07/07/16	15,900,000	15,900,000
RB (MIT) Series 2001J1		0.40%		07/07/16	2,100,000	2,100,000
RB (MIT) Series 2001J2		0.42%		07/07/16	750,000	750,000
RB (MIT) Series 2008N (ESCROW) (LIQ: CITIBANK NA)	a	0.43%		07/07/16	2,000,000	2,000,000
RB (Partners HealthCare) Series 2010J1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	2,100,000	2,100,000
RB (Partners HealthCare) Series P1 (LIQ: JPMORGAN CHASE BANK NA)		0.44%		07/07/16	2,500,000	2,500,000
Massachusetts HFA
Housing Bonds Series 2009A (LOC: TD BANK NA)		0.43%		07/07/16	2,500,000	2,500,000
Housing RB (Princeton Westford) Series 2015A (LOC: BANK OF AMERICA NA)		0.44%		07/07/16	4,800,000	4,800,000
Massachusetts School Building Auth
Dedicated Sales Tax Bonds Series 2007A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	1,315,000	1,315,000
Sr Dedicated Sales Tax Bonds Series 2013A (LIQ: CITIBANK NA)	a	0.44%		07/07/16	4,125,000	4,125,000
Sr Dedicated Sales Tax Refunding Bonds Series 2012B (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	3,750,000	3,750,000
Sr Dedicated Sales Tax Refunding Bonds Series 2015C (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	3,385,000	3,385,000
Sr Dedicated Sales Tax Refunding Bonds Series 2015D (LIQ: CITIBANK NA)	a	0.43%		07/07/16	9,985,000	9,985,000
Massachusetts Water Resources Auth
General Refunding RB Series 2008A-2 (LIQ: TD BANK NA)		0.42%		07/07/16	10,000,000	10,000,000
Sub General Refunding RB Series 2008F (LIQ: BANK OF NEW YORK MELLON/THE)		0.41%		07/07/16	7,500,000	7,500,000
56    See financial notes

Schwab Massachusetts Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Univ of Massachusetts Building Auth
RB Sr Series 2013-1 (LIQ: CITIBANK NA)	a	0.43%		07/07/16	5,500,000	5,500,000
RB Sr Series 2014-1 (LIQ: MORGAN STANLEY BANK NA)	a	0.55%		07/07/16	5,365,000	5,365,000
Refunding RB Sr Series 2013-3 (LIQ: JPMORGAN CHASE BANK NA)	a	0.44%		07/07/16	1,500,000	1,500,000
						273,851,471
California 0.4%
Nuveen California Dividend Advantage Municipal Fund
Variable Rate Demand Preferred Shares Series 6 (LOC: CITIBANK NA)	a	0.52%		07/07/16	1,900,000	1,900,000
Colorado 0.5%
Colorado Housing & Finance Auth
Economic Development RB (Closet Factory) Series 2005A (LOC: FEDERAL HOME LOAN BANKS)		0.49%		07/07/16	2,300,000	2,300,000
District of Columbia 0.2%
District of Columbia
RB (American Geophysical Union) Series 1993 (LOC: BANK OF AMERICA NA)		0.47%		07/07/16	780,000	780,000
Illinois 0.3%
Chicago
M/F Housing RB (Lincoln Village Sr Apts) Series 2006 (LOC: BMO HARRIS BANK NA)		0.52%		07/07/16	1,237,000	1,237,000
Maryland 0.7%
Maryland Economic Development Corp
RB (CWI Facility) Series 2001A (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.73%		07/07/16	3,350,000	3,350,000
Michigan 0.4%
Michigan Finance Auth
Healthcare Equipment Loan Program Bonds Series C (LOC: FIFTH THIRD BANK (OHIO))		0.50%		07/07/16	1,750,000	1,750,000
Minnesota 0.3%
Minneapolis
M/F Housing RB (Seven Corners Apts) Series 2012F (LOC: WELLS FARGO BANK NA)		0.50%		07/07/16	1,420,000	1,420,000
Other Investment 2.2%
Nuveen Select Quality Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: BARCLAYS BANK PLC)	a	0.54%		07/07/16	10,000,000	10,000,000
Total Variable-Rate Municipal Securities
(Cost $296,588,471)						296,588,471

End of Investments.

See financial notes    57

Schwab Massachusetts Municipal Money Fund
Portfolio Holdings (Unaudited) continued

At 06/30/16, the tax basis cost of the fund's investments was $461,558,776.
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $133,130,000 or 29.1% of net assets.

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development bond
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
PFC —	Passenger facility charge
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
ULT —	Unlimited tax
USD —	Unified school district

At June 30, 2016, all of the fund's investment securities were classified as Level 2. The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2016. The breakdown of the fund's investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
58    See financial notes

Schwab Massachusetts Municipal Money Fund
Statement of
Assets and Liabilities
As of June 30, 2016; unaudited
Assets
Investments, at cost and value (Note 2a)		$461,558,776
Cash		32,413
Receivables:
Interest		1,384,953
Prepaid expenses	+	16,148
Total assets		462,992,290
Liabilities
Payables:
Investments bought		6,100,000
Shareholder service fees		34,156
Distributions to shareholders		1,944
Accrued expenses	+	45,268
Total liabilities		6,181,368
Net Assets
Total assets		462,992,290
Total liabilities	–	6,181,368
Net assets		$456,810,922
Net Assets by Source
Capital received from investors		456,800,562
Net realized capital gains		10,360

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$456,810,922		456,062,840		$1.00

See financial notes    59

Schwab Massachusetts Municipal Money Fund
Statement of
Operations
For the period January 1, 2016 through June 30, 2016; unaudited
Investment Income
Interest		$626,223
Expenses
Investment adviser and administrator fees		847,824
Shareholder service fees		847,824
Portfolio accounting fees		42,057
Professional fees		17,377
Independent trustees' fees		17,111
Transfer agent fees		10,331
Registration fees		8,635
Custodian fees		6,381
Shareholder reports		5,343
Interest expense		346
Other expenses	+	3,457
Total expenses		1,806,686
Expense reduction by CSIM and its affiliates	–	1,204,715
Net expenses	–	601,971
Net investment income		24,252
Realized Gains (Losses)
Net realized gains on investments		10,360
Increase in net assets resulting from operations		$34,612
60    See financial notes

Schwab Massachusetts Municipal Money Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/16-6/30/16		1/1/15-12/31/15
Net investment income		$24,252	$43,393
Net realized gains	+	10,360	189,708
Increase in net assets from operations		34,612	233,101
Distributions to Shareholders
Distributions from net investment income		(24,252)	(43,393)
Distributions from net realized gains	+	—	(146,076)
Total distributions		(24,252)	(189,469)
Transactions in Fund Shares*
Shares sold		593,076,059	1,132,646,613
Shares reinvested		21,931	188,330
Shares redeemed	+	(596,240,439)	(1,118,999,822)
Net transactions in fund shares		(3,142,449)	13,835,121
Net Assets
Beginning of period		459,943,011	446,064,258
Total increase or decrease	+	(3,132,089)	13,878,753
End of period		$456,810,922	$459,943,011
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
See financial notes    61

Schwab Municipal Money Funds
Financial Notes, unaudited
1. Business Structure of the Funds:
Each of the funds in this report is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
The Charles Schwab Family of Funds (organized October 20, 1989)	Schwab Variable Share Price Money Fund™
Schwab Money Market Fund™	Schwab Retirement Government Money Fund™
Schwab Government Money Fund™	Schwab Municipal Money Fund™
Schwab U.S. Treasury Money Fund™	Schwab AMT Tax-Free Money Fund™
Schwab Treasury Obligations Money Fund™	Schwab California Municipal Money Fund™
Schwab Value Advantage Money Fund®	Schwab New York Municipal Money Fund
Schwab Advisor Cash Reserves®	Schwab New Jersey Municipal Money Fund
Schwab Cash Reserves™	Schwab Pennsylvania Municipal Money Fund
Schwab Retirement Advantage Money Fund®	Schwab Massachusetts Municipal Money Fund
Schwab Investor Money Fund®

Schwab New York Municipal Money Fund offers two share classes: Sweep Shares and Value Advantage Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums. Schwab New Jersey Municipal Money Fund, Schwab Pennsylvania Municipal Money Fund, and Schwab Massachusetts Municipal Money Fund each offer one share class: Sweep Shares.
Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds' Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.
2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the funds are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that
62

Schwab Municipal Money Funds
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•  Level 3—significant unobservable inputs (including the funds' own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds' results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
(b) Accounting Policies for certain Portfolio Investments (if held):
Delayed-Delivery Transactions: The funds may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The funds will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. The funds will earmark or segregate appropriate liquid assets to cover their delayed-delivery purchase obligations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium and accretes discounts to the security’s call date and price, rather than the maturity date and price.
63

Schwab Municipal Money Funds
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.
For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The funds declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to a fund's net investment income for that day, are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year.
(g) Custody Credit:
The funds have an arrangement with their custodian bank, State Street Bank and Trust Company (State Street), under which the funds may receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
64

Schwab Municipal Money Funds
Financial Notes, unaudited (continued)
3. Credit and Liquidity Enhancements:
A substantial portion of the funds’ investments are in securities with credit enhancements and/or liquidity enhancements from financial institutions or corporations. These enhancements are employed by the issuers of the securities to reduce credit risk and provide liquidity for the purchaser. The following table provides detail on the approximate percentage of each fund’s investments in securities with these types of enhancements, as well as the name of the entity providing the largest proportion of enhancements in each fund.
	Schwab New York Municipal Money Fund	Schwab New Jersey Municipal Money Fund	Schwab Pennsylvania Municipal Money Fund	Schwab Massachusetts Municipal Money Fund
% of investments in securities with credit enhancements or liquidity enhancements	81%	64%	69%	67%
Largest % of investments in securities with credit enhancements or liquidity enhancements from a single institution	13% (JP Morgan Chase Bank NA)	11% (JP Morgan Chase Bank NA)	10% (Bank of America NA)	10% (JP Morgan Chase Bank NA)
For additional information, please refer to the funds’ Portfolio Holdings. Investments with credit enhancements are tickmarked as letter of credit “LOC,” guaranty “GTY” and/or liquidity agreement “LIQ,” respectively, along with the institution providing the enhancement.
4. Risk Factors:
Investment Risk. You could lose money by investing in the funds. Although the funds seek to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. Effective October 14, 2016, the funds may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the funds’ liquidity falls below required minimums because of market conditions or other factors. An investment in the funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The funds’ sponsors have no legal obligation to provide financial support to the funds, and you should not expect that the sponsors will provide financial support to the funds at any time.
Retail Money Market Fund Risk. On or before October 14, 2016, each fund intends to qualify as a “retail money market fund,” as such term is defined or interpreted under the rules governing money market funds. A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. Prior to and upon conversion to a “retail money market fund,” a fund may involuntarily redeem any investor who is not a natural person. Each fund will provide advance notice of its intent to make any such involuntary redemption. Neither the fund nor the investment adviser will be responsible for any loss or tax liability in an investor’s account resulting from such involuntary redemption. As a “retail money market fund,” each fund will be permitted to continue to value its securities using the amortized cost method to seek to maintain a stable $1.00 share price. However, on or after October 14, 2016, each fund may be subject to liquidity fees and/or redemption gates on fund redemptions if the fund’s liquidity falls below required minimums because of market conditions or other factors.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, a fund’s yield (and total return) also will be low or may even be negative, which may make it difficult for the fund to pay expenses out of fund assets or maintain a stable $1.00 share price. Because interest rates in the United States are near historically low levels, a change in a central bank’s monetary policy or improving economic conditions may result in an increase in interest rates. A sudden or unpredictable rise in interest rates may cause volatility in the market and may decrease liquidity in the money market securities markets, making it more difficult for a fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of a fund’s money market securities holdings.
Stable Net Asset Value Risk. If a fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price. Each fund is permitted, among other things, to reduce or withhold any income and/or gains generated from its portfolio to maintain a stable $1.00 share price.
65

Schwab Municipal Money Funds
Financial Notes, unaudited (continued)
4. Risk Factors (continued):
Credit Risk. A fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. A fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor or liquidity provider of a portfolio investment fails to honor its obligations. For fixed-rate investments, negative perceptions of the ability of an issuer, guarantor or liquidity provider to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of a fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall. The fund's investments in securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause a fund to underperform or otherwise not meet its investment objective. A fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect a fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, a fund’s yield at times could lag the yields of other money market funds.
Credit and Liquidity Enhancements Risk. The funds may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for purchasers, such as the funds. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of a fund’s holdings. For example, a rating agency downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by a fund. Any decline in the value of the securities held by a fund could cause the fund’s share price or yield to fall. To the extent that a portion of a fund’s underlying investments are enhanced by the same bank or financial institution, these risks may be increased.
State and Regional Risk. State and regional factors could affect a fund’s performance. To the extent that a fund invests in securities from a given state or geographic region, its share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. National governmental actions, such as the elimination of tax-exempt status, also could affect performance. In addition, a municipality or municipal project that relies directly or indirectly on national governmental funding mechanisms may be negatively affected by the national government’s current budgetary constraints.
Investment Concentration Risk. To the extent that a fund invests a substantial portion of its assets in municipal securities financing similar projects, the fund may be more sensitive to adverse economic, business or political developments affecting those projects. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.
Taxable Determinations Risk. Some of a fund’s income could be taxable. If certain types of investments a fund buys as tax-exempt are later ruled to be taxable, a portion of the fund’s income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities could generate taxable income. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase ,sell or value, especially during stressed market conditions. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. In addition,
66

Schwab Municipal Money Funds
Financial Notes, unaudited (continued)
4. Risk Factors (continued):
dealer inventories of certain securities—an indication of the ability of dealers to engage in “market making”—are at, or near, historic lows in relation to market size, which could potentially lead to decreased liquidity. In such cases, a fund, due to limitations on investments in illiquid securities and the difficulty in readily purchasing and selling such securities at favorable times or prices, may decline in value, experience lower returns and/or be unable to achieve its desired level of exposure to a certain issuer or sector. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Redemption Risk. A fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in a fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the funds, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Risk. The funds are not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.
5. Affiliates and Affiliated Transactions:
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between it and the trust.
For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund's average daily net assets as follows:
Average Daily Net Assets
First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%
For the period ended June 30, 2016, the aggregate advisory fees paid to CSIM by the funds, as a percentage of each fund's average daily net assets were as follows:
Schwab New York Municipal Money Fund	0.34%
Schwab New Jersey Municipal Money Fund	0.35%
Schwab Pennsylvania Municipal Money Fund	0.35%
Schwab Massachusetts Municipal Money Fund	0.35%
The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, Schwab) (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. The Plan also enables the Sweep Shares of the funds to pay Schwab for certain sweep administration services, such as processing of automatic purchases and redemptions it provides to fund shareholders invested in the funds.
Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than the amounts listed in the table below of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. Sweep Shares of the funds are also subject to an annual sweep administration fee up to the amount set forth below. The sweep
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Schwab Municipal Money Funds
Financial Notes, unaudited (continued)
5. Affiliates and Affiliated Transactions (continued):
administration fee paid to Schwab is based on the average daily net asset value of the funds' shares owned by shareholders holding shares through Schwab. Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
	Shareholder Servicing Fee	Sweep Administration Fee
Sweep Shares	0.25%	0.10%
Value Advantage Shares*	0.22%	n/a
*	Value Advantage Shares are only offered by Schwab New York Municipal Money Fund.
Contractual Expense Limitation
CSIM and its affiliates have made an additional agreement with each fund, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation) as follows:
	Schwab New York Municipal Money Fund	Schwab New Jersey Municipal Money Fund	Schwab Pennsylvania Municipal Money Fund	Schwab Massachusetts Municipal Money Fund
Sweep Shares	0.65%	0.65%	0.65%	0.65%
Value Advantage Shares*	0.45%	n/a	n/a	n/a
*	Value Advantage Shares are only offered by Schwab New York Municipal Money Fund.
In addition, effective January 1, 2016 through December 31, 2016, CSIM and its affiliates agreed to waive an additional amount of the funds' expenses equal to 0.005% of the funds' average daily net assets.
During the period ended June 30, 2016, the funds waived the following amounts, of which a portion was waived in accordance with the contractual expense limitation agreements:
	Total Waived Amount	Contractual Expense Limitation Waived Amount
Schwab New York Municipal Money Fund	$4,119,098	$656,002
Schwab New Jersey Municipal Money Fund	1,547,529	294,385
Schwab Pennsylvania Municipal Money Fund	1,202,936	251,807
Schwab Massachusetts Municipal Money Fund	1,204,715	243,918
Voluntary Yield Waiver/Reimbursement
CSIM and its affiliates also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for each fund or each class of a fund.
The funds may engage in direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended June 30, 2016, each fund’s total aggregate security transactions with other Schwab Funds were as follows:
Schwab New York Municipal Money Fund	$152,750,000
Schwab New Jersey Municipal Money Fund	52,885,000
Schwab Pennsylvania Municipal Money Fund	49,750,000
Schwab Massachusetts Municipal Money Fund	51,547,889
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the
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Schwab Municipal Money Funds
Financial Notes, unaudited (continued)
5. Affiliates and Affiliated Transactions (continued):
short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds/portfolios. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.
6. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.
7. Borrowing from Banks:
The funds are participants with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $530 million line of credit (the Credit Facility), with State Street as agent, which matures on October 6, 2016. Under the terms of the Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund pays a commitment fee of 0.125% per annum on its proportionate share of the unused portion of the Credit Facility. There were no borrowings from the line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.
8. Federal Income Taxes:
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2015, the Schwab New Jersey Municipal Money Fund had capital loss carryforwards of $20,925 with no expiration* available to offset future net capital gains.
*	As a result of the passage of the Regulated Investment Company Modernization Act of 2010, capital losses incurred after December 31, 2010 may now be carried forward indefinitely, but must retain the character of the original loss.
As of December 31, 2015, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2015, the funds did not incur any interest or penalties.
9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement (the “Agreement”) between The Charles Schwab Family of Funds (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”) with respect to the existing funds in the Trust, including Schwab New York Municipal Money Fund, Schwab New Jersey Municipal Money Fund, Schwab Pennsylvania Municipal Money Fund, and Schwab Massachusetts Municipal Money Fund (the “Funds”), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. The Board also receives extensive data provided by an independent provider of investment company data and an independent accounting firm. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.
The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Funds at meetings held on May 9, 2016, and June 1, 2016, and approved the renewal of the Agreement with respect to the Funds for an additional one year term at the meeting held on June 1, 2016. The Board’s approval of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1. the nature, extent and quality of the services provided to the Funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the Funds;
2. each Fund’s investment performance and how it compared to that of certain other comparable mutual funds;
3. each Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;
4. the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s, experience, track record, compliance program, resources dedicated to hiring and retaining qualified personnel, and information security resources. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as investment research tools and Internet access and an array of account features that benefit the Funds and certain of their shareholders. The Trustees also considered Schwab’s reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the Funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.
Fund Performance. The Board considered the Funds’ performance in determining whether to renew the Agreement with respect to the Funds. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered the risk profile for such Fund and the appropriateness of the benchmark used to

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compare the performance of each Fund. The Trustees further considered the level of Fund performance in the context of its review of Fund expenses and adviser profitability discussed below and also noted that performance is reviewed throughout the year by a designated committee of the Board and by the Board. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Funds supported renewal of the Agreement with respect to the Funds.
Fund Expenses. With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement, and each Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The Trustees considered the effects of CSIM’s and Schwab’s practice of waiving management and other fees to prevent total fund expenses from exceeding a specified cap as well as using voluntary waivers to maintain a certain yield, which CSIM has committed not to recoup. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as exchange-traded funds and separately managed accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and any differences in the nature and scope of the services CSIM provides to these other accounts, as well as differences in the market for these types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported renewal of the Agreement with respect to the Funds.
Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also reviewed profitability of CSIM relating to the Schwab fund complex as a whole, noting the benefit to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain fixed costs across other funds in the complex. The Trustees also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each Fund by CSIM and its affiliates.
Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Funds.
Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to a Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers or expense caps by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered contractual investment advisory fee schedules with respect to the Funds that include lower fees at higher graduated asset levels. The Board also considered certain commitments by CSIM and Schwab that are designed to pass along potential economies of scale to Fund shareholders. Specifically, the Board considered CSIM and Schwab’s previously negotiated commitments, which may be changed only with Board approval, relating to: (i) reductions of contractual advisory fees or addition of breakpoints for certain funds within the fund complex, (ii) implementation, by means of expense limitation agreement, of additional reductions in net overall expenses for certain funds, and (iii) future net total operating expense reductions for non-taxable money funds as a group (excluding certain share classes) when aggregate assets of such group of funds exceed certain levels. In particular, the Board considered the actual expense reductions with respect to the Funds that resulted from CSIM and Schwab’s commitments set forth above. Based on this evaluation, and in consideration of the previously negotiated commitments made by CSIM and Schwab as discussed above, the Board concluded, within the context of its full deliberations, that the Funds obtain reasonable benefit from economies of scale.
In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.
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Trustees and Officers
The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 108 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) and President, PIMCO Funds.	108	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	108	Director, Gilead Sciences, Inc. (2005 – present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	108	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	108	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	108	Director, KLA-Tencor Corporation (2008 – present)
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	108	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	108	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	108	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	108	Board Member and Chairman of the Audit Committee, Ionis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); and Director, Schwab Holdings, Inc. (May 2008 – present).	108	Director, The Charles Schwab Corporation (2008 – present)
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Interested Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).	108	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Senior Executive Vice President and Chief Financial Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (July 2015 – present); Executive Vice President and Chief Financial Officer of The Charles Schwab Corporation and Charles Schwab & Co., Inc. (May 2007 – July 2015); Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director, Executive Vice President and Chief Financial Officer, Schwab Holdings, Inc. (May 2007 – present).	108	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha, and Mr. Martinetto are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Glossary
144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
Alternative Minimum Tax (AMT)  A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond anticipation notes Obligations sold by a state or local government on a short-term basis in anticipation of the issuance of a longer-term bond in the future.
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
commercial paper  Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings  Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk  The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity  See weighted average maturity.
effective yield  A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
escrow  The issuer of an escrowed bond deposits funds in a trust which are verified by a third party to be sufficient to pay the bond’s principal and interest at maturity or at a call date. The funds in the trust are invested in high quality investments, typically US Treasury and Agency obligations which mature at or prior to the bond’s maturity or call date.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
fixed rate notes  A security with a fixed rate or coupon and a short maturity (typically within thirteen months). For example, bond, revenue or tax anticipation notes.
Guaranty (GTY)  An instrument issued by a financial institution to unconditionally guarantee the repayment of a security’s principal and interest at maturity. The security will typically carry the rating of the institution which provides the guaranty rather than that of the security’s issuer.
illiquid securities  Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest  Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
Letter of Credit (LOC)  An instrument issued by a financial institution which unconditionally guarantees the repayment of principal and interest at maturity and upon demand. Many securities known as variable-rate demand obligations (VRDOs) carry LOCs to provide a source of payment to allow the holder of the security to demand repayment after a pre-defined number of days, typically daily or weekly.
Liquidity (LIQ)  A liquidity facility is issued by a financial institution to improve the ability of the issuer of the security to meet demands for payment. Many securities known as variable-rate demand obligations (VRDOs) carry liquidity facilities to provide a source of payment to allow the holder of the security to demand repayment after a pre-defined number of days, typically daily or weekly. The issuer of the security must maintain strong long-term ratings and credit characteristics while the liquidity facility is in effect. If the issuer fails to meet certain predetermined financial conditions, the financial institution may terminate its obligation without notice.
liquid assets Daily liquid assets  include (i) cash, (ii) direct obligations of the U.S. Government; or (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within one business day. Weekly liquid assets  include (i) cash; (ii) direct obligations of the U.S. Government; (iii) Government securities issued by a person controlled or supervised by and acting as an instrumentality of the Government of the United States pursuant to authority granted by the Congress of the United States, that are issued at a discount to the principal amount to be repaid at maturity and have a remaining maturity of 60 days or less; or (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within five business days.
76

A taxable money market fund may not acquire any security other than a “daily liquid asset” unless, immediately following such purchase, at least 10% of its total assets would be invested in daily liquid assets and no money market fund may acquire any security other than a “weekly liquid asset” unless, immediately following such purchase, at least 30% of its total assets would be invested in weekly liquid assets.
liquidity-enhanced security  The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity  The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
money market securities  High-quality, short-term debt securities that may be issued by states and local governments and their agencies. Money market securities must have an effective maturity of no longer than 397 days. Examples include bond and tax anticipation notes, commercial paper, variable-rate demand obligations and tender option bonds.
municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
revenue anticipation notes  Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.
taxable-equivalent yield  The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0%
(4.5% ÷ [1 – 0.25%] = 6.0%).
tax anticipation notes  Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.
tender option bond  A security which is created by a financial institution by combining a long-term municipal bond with a liquidity facility which converts the long-term bond into a money-market eligible security. Tender option bonds are issued as section 144A securities.
Tier 1, Tier 2  Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
variable rate demand obligations (VRDOs)  Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
variable rate demand preferred shares (VRDP)  Variable rate demand securities that are issued by single state or national closed-end municipal bond funds, which, in turn, invest primarily in portfolios of tax-exempt municipal bonds. It is anticipated that the interest on VRDPs will be exempt from federal income tax. These securities are considered “municipal money market securities” for purposes of the fund’s investment policy as stated in the prospectus.
weighted average life (WAL)  For money market mutual funds as per rule 2a-7, the weighted average life calculation takes into account either the final maturity date for each security held in the portfolio or, when relevant, the date of the next demand feature (when the fund is scheduled to receive payment of principal and interest after a demand). Money funds are required to maintain a weighted average life of no more than 120 days. Weighted average life for all Schwab money market funds is available in each fund’s monthly schedule of portfolio holdings at www.schwabfunds.com/prospectus and also available in each fund’s Form N-MFP on the SEC’s website at www.sec.gov immediately upon filing.
weighted average maturity (WAM)  For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.
77

Notes

Notes

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.
Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.csimfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.csimfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.
The Schwab Funds Family®
Stock Funds
Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™
Schwab Hedged Equity Fund™
Schwab Health Care Fund™
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund™
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund™
Schwab MarketTrack All Equity Portfolio™
Schwab MarketTrack Growth Portfolio™
Schwab MarketTrack Balanced Portfolio™
Schwab MarketTrack Conservative Portfolio™
Schwab Target Funds
Schwab Target Index Funds
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout
Bond Funds
Schwab Short-Term Bond Market Fund™
Schwab Intermediate-Term Bond Fund™
Schwab Total Bond Market Fund™
Schwab GNMA Fund™
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fund™
Schwab California Tax-Free Bond Fund™
Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Some are linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.
[1]	You could lose money by investing in a money market fund. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Effective October 14, 2016, all Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The money market fund's sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-800-435-4000
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2016 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR13603-20
00169736

Semiannual report dated June 30, 2016, enclosed.
Schwab Retirement Advantage Money Fund®
Schwab Investor Money Fund®

This wrapper is not part of the shareholder report.

Schwab Retirement Advantage Money Fund®
Schwab Investor Money Fund®
Semiannual Report
June 30, 2016

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

From the President
Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.
Dear Shareholder,
The six-month reporting period ended June 30, 2016, was marked by a modest rise in the yields of the Schwab Retirement Advantage Money Fund and the Schwab Investor Money Fund. Some money market fund yields got a lift after the Federal Reserve (Fed) hiked the federal funds rate in December 2015 for the first time in nearly a decade, and many economists anticipated that the Fed would follow with more increases in 2016. Instead, the Fed left rates unchanged in the face of slower-than-expected economic growth at home and unanticipated developments abroad, including the United Kingdom’s vote in late June to leave the European Union, also known as Brexit.
While these developments may keep money market fund yields from rising much further for the immediate future, it is important to remember that yield is only one facet of owning such investments. The Schwab Retirement Advantage Money Fund and the Schwab Investor Money Fund are designed to offer investors stability of capital and liquidity, in addition to yield. Employing extensive credit research and professional money management, we actively manage the funds to address these characteristics in different types of rate and market environments.
We have also added to our online resources to increase transparency and clarity for investors. Pursuant to new Securities and Exchange Commission (SEC) regulations governing the money market fund industry, our website now includes information on the daily and weekly liquid assets of the Schwab Money Funds, net inflows and outflows for the funds, and the current net asset value (NAV) and market-based NAV per share. These reporting changes and disclosure changes are intended to provide additional information. Furthermore, Charles Schwab Investment Management is well-positioned to be in compliance with other SEC regulations when they go into effect on October 14, 2016, and we will continue to offer a strong lineup of money market funds that appeal to both retail and institutional investors.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab Retirement Advantage Money Fund or the Schwab Investor Money Fund, please continue reading this report or you can find further details about these funds by visiting our website at www.csimfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,

The six-month reporting period ended June 30, 2016, was marked by a modest rise in the yields of the Schwab Retirement Advantage Money Fund and the Schwab Investor Money Fund.

Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund1

The Investment Environment
Over the six-month reporting period ended June 30, 2016, yields on taxable money market funds remained low as the Federal Reserve (Fed) left the federal funds rate in a target range of 0.25% to 0.50%. When the Fed first raised short-term interest rates in December 2015, the U.S. economy was showing signs of stability and Fed officials had expectations of four additional rate increases in 2016. However, with concerns about the global economy increasing amidst sharply fluctuating oil and commodity prices, falling U.S. corporate profits, and financial turmoil in China, the likelihood of future increases diminished. The Fed left the federal funds rate unchanged at meetings in January, March, April, and June, at which point one rate increase was expected by the end of the year.
However, the results of the United Kingdom (U.K.) referendum regarding membership in the European Union (EU), also known as Brexit, further complicated the expected pace of future short-term interest rate increases. In the week following the Fed’s June meeting, the U.K. unexpectedly voted to leave the EU, triggering a sharp selloff in global equity markets and increasing overall market volatility. Immediately after this decision was announced, the British pound depreciated by more than 7% and shares of many global banks fell, while longer-term Treasury yields dropped and U.K. and European bank credit spreads widened. Though many believed this referendum resulted in more political uncertainty rather than a financial crisis, global growth concerns intensified as the reporting period came to a close. With the full impact of Brexit still unknown, market expectations indicated there was only a 50% chance of a single short-term interest rate increase before June 2017.
While moves toward tighter monetary policy in the U.S. stalled over the reporting period, many other countries’ central banks maintained or increased accommodative policy measures to combat struggling economic growth. Over the reporting period, the People’s Bank of China lowered the reserve requirement for banks, which increased the funds available for banks to make loans. The European Central Bank kept its overnight deposit facility rate negative and expanded its asset purchase program, and the Bank of Japan introduced sub-zero interest rates in February. Additionally, in response to Brexit, Bank of England governor Mark Carney suggested that some monetary policy easing in the U.K. could be necessary in the coming months, though no policy changes had been made as of the end of the reporting period.
Overall, yields on U.S. Treasuries remained low for the first six months of 2016. Short-term rates, which are influenced by Fed policy, stayed relatively stable as the Fed left the federal funds rate unchanged at each of its meetings over the six-month reporting period. Longer-term yields, by comparison, are driven more by economic growth and inflation expectations. As both growth and inflation remained muted over the reporting period, longer-term yields generally declined. Despite these low yields, demand for U.S. Treasuries remained strong. The yields on many international government-backed securities were even lower than those in the U.S., with some in negative territory, which increased the relative appeal of U.S. Treasuries.
Management views may have changed since the report date.
2Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund

Fund Management
Linda Klingman, Vice President and Head of Taxable Money Market Strategies, leads the portfolio management team of Schwab’s prime and government taxable money funds. Ms. Klingman also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 1990, Ms. Klingman was a senior money market trader with AIM Management. She has managed money market funds since 1988.

Michael Lin, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Mr. Lin has been a portfolio manager with CSIM since 2006, and also worked in CSIM’s Fund Administration group for nearly four years, where he focused on security pricing and valuation of Schwab Funds. Prior to joining CSIM, he spent three years at American Century Investments, most recently as a senior trader of the taxable money market funds.

Jonathan Roman, Portfolio Manager, is responsible for the day-to-day co-management of the funds. Mr. Roman has been a portfolio manager with CSIM since 2010, and has held a number of positions at the firm since beginning his tenure in 2005. In 2009, he joined the Portfolio Management group as a Trader, and prior to that he worked in the Portfolio Operations and Analytics group providing trading support to the taxable money market desk.

Jonathan Feske, CFA, Portfolio Manager, is responsible for the day-to-day co-management of the funds. He previously was responsible for credit and investment research for global banks for CSIM’s taxable bond and money funds. Prior to joining CSIM in 2011, Mr. Feske was a high-yield bond analyst for more than two years at Miller Tabak Roberts Securities, a boutique corporate bond broker-dealer, which is now part of GMP Capital. He covered both U.S. and emerging market credits, focusing on distressed situations in various industrial sectors. Previously, Mr. Feske was employed in the securities industry as an equity trader for three years.
Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund3

Schwab Retirement Advantage Money Fund
The Schwab Retirement Advantage Money Fund (the fund) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in high-quality, short-term money market investments issued by U.S. and foreign issuers. Examples of these securities include commercial paper, certificates of deposit, repurchase agreements, variable- and floating-rate debt securities, and obligations issued by the U.S. government, its agencies, or instrumentalities. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
As yields on money market securities remained historically low, the fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses for the six-month reporting period ended June 30, 2016, to help the fund maintain a positive net yield. For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.
Market Highlights.   For the six-month reporting period ended June 30, 2016, bouts of volatility persisted in most markets, both in the U.S. and abroad. Concerns remained about China’s economic slowdown, while oil prices fluctuated throughout the first half of 2016 in response to supply level changes, central bank policy, and currency movements. After the Fed raised the federal funds rate in December 2015, Fed officials and many investors expected several additional rate hikes in the coming months. However, with mixed U.S. economic data and concerns regarding the U.K. referendum to leave the EU, also known as Brexit, the Fed left short-term interest rates unchanged.
Additionally, as part of the initial rate increase in December 2015, the Fed’s overnight Reverse Repurchase Facility is now being used as a tool for policy implementation, and has successfully provided support for the federal funds target range. Through the sale and repurchase of securities at a current market rate, the goal of the facility is to establish a floor for short-term interest rates.
Available supply of money market securities largely remains constrained as stricter regulatory mandates have increased the costs of selling short-term securities for many issuers. These higher costs and persistently low interest rates have instead encouraged the issuance of longer-term securities, most of which are not money market eligible. At the same time, money market funds are required to maintain high levels of liquidity through the holding of shorter-term securities (overnight to one week), creating a mismatch in funding directives between issuers and money market funds.
Performance, Positioning, and Strategies.  Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved. Rates on short-term securities fluctuated during the six months, largely driven by the impact of money fund reform implementation as well as the uncertainty surrounding future Fed interest rate hikes. Expectations for a rate hike rose in the second quarter of 2016, while the June Brexit referendum and a weak labor market report in May reduced the likelihood of interest rate normalization in the near future. In response, the weighted average maturity (WAM) of the fund increased slightly, starting the reporting period at 35 days and ending at 36 days.
As of 6/30/16:
Portfolio Composition By Maturity[1]
% of investments
1-7 Days	45.0%
8-30 Days	12.0%
31-60 Days	15.0%
61-90 Days	13.7%
91-180 Days	14.3%
Total	100.0%
Statistics
Weighted Average Maturity[2]	36 Days
Credit Quality Of Holdings[3] % of portfolio	100% Tier 1
Portfolio Composition by Security Type
% of investments
Commercial Paper
Asset-Backed	8.0%
Financial Company	10.6%
Non-Financial Company	5.5%
Certificate Of Deposit	37.9%
Non-Negotiable Time Deposits	5.8%
U.S. Treasury Debt	1.7%
Other Instruments	3.4%
Variable Rate Demand Note	0.2%
Repurchase Agreement
U.S. Government Agency	6.2%
U.S. Treasury	15.9%
Other	4.8%
Total	100.0%
Management views and portfolio holdings may have changed since the report date.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Tier 1 securities are rated in the highest short-term rating category by two nationally recognized statistical rating organizations (NRSROs), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by CSIM pursuant to guidelines adopted by the Board of Trustees. Money market fund shares and U.S. government securities are also Tier 1 securities. The fund uses NRSRO credit ratings from Standard & Poor’s Financial Services LLC, Moody’s Investors Service, Fitch, Inc., and/or DBRS. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.
4Schwab Retirement Advantage Money Fund

Performance and Fund Facts as of 6/30/16
The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.csimfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
Schwab Retirement Advantage Money Fund
Ticker Symbol	SWIXX
Minimum Initial Investment[1]	$25,000
Seven-Day Yield[2]	0.20%
Seven-Day Yield–Without Contractual Expense Limitation[3]	0.03%
Seven-Day Effective Yield[2]	0.20%
You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. Effective October 14, 2016, the fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit the total annual fund operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver, the fund’s yield would have been lower. For additional details, see financial note 4.
[3]	Yield does not reflect the effect of the contractual expense limitation.
Schwab Retirement Advantage Money Fund5

Schwab Investor Money Fund
The Schwab Investor Money Fund (the fund) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in high-quality, short-term money market investments issued by U.S. and foreign issuers. Examples of these securities include commercial paper, certificates of deposit, repurchase agreements, variable- and floating-rate debt securities, and obligations issued by the U.S. government, its agencies, or instrumentalities. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
As yields on money market securities remained historically low, the fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses for the six-month reporting period ended June 30, 2016, to help the fund maintain a positive net yield. For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.
Market Highlights. For the six-month reporting period ended June 30, 2016, bouts of volatility persisted in most markets, both in the U.S. and abroad. Concerns remained about China’s economic slowdown, while oil prices fluctuated throughout the first half of 2016 in response to supply level changes, central bank policy, and currency movements. After the Fed raised the federal funds rate in December 2015, Fed officials and many investors expected several additional rate hikes in the coming months. However, with mixed U.S. economic data and concerns regarding the U.K. referendum to leave the EU, also known as Brexit, the Fed left short-term interest rates unchanged.
Additionally, as part of the initial rate increase in December 2015, the Fed’s overnight Reverse Repurchase Facility is now being used as a tool for policy implementation, and has successfully provided support for the federal funds target range. Through the sale and repurchase of securities at a current market rate, the goal of the facility is to establish a floor for short-term interest rates.
Available supply of money market securities largely remains constrained as stricter regulatory mandates have increased the costs of selling short-term securities for many issuers. These higher costs and persistently low interest rates have instead encouraged the issuance of longer-term securities, most of which are not money market eligible. At the same time, money market funds are required to maintain high levels of liquidity through the holding of shorter-term securities (overnight to one week), creating a mismatch in funding directives between issuers and money market funds.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved. Rates on short-term securities fluctuated during the six months, largely driven by the impact of money fund reform implementation as well as the uncertainty surrounding future Fed interest rate hikes. Expectations for a rate hike rose in the second quarter of 2016, while the June Brexit referendum and a weak labor market report in May reduced the likelihood of interest rate normalization in the near future. In response, the weighted average maturity (WAM) of the fund increased slightly, starting the reporting period at 36 days and ending at 37 days.
As of 6/30/16:
Portfolio Composition By Maturity[1]
% of investments
1-7 Days	44.7%
8-30 Days	13.0%
31-60 Days	15.1%
61-90 Days	7.5%
91-180 Days	19.2%
More than 180 Days	0.5%
Total	100.0%
Statistics
Weighted Average Maturity[2]	37 Days
Credit Quality Of Holdings[3] % of portfolio	100% Tier 1
Portfolio Composition by Security Type
% of investments
Commercial Paper
Asset-Backed	12.4%
Financial Company	13.9%
Non-Financial Company	3.7%
Certificate Of Deposit	31.5%
Non-Negotiable Time Deposits	7.9%
U.S. Treasury Debt	2.2%
Other Instruments	2.0%
Variable Rate Demand Note	1.2%
Repurchase Agreement
U.S. Government Agency	6.2%
U.S. Treasury	13.6%
Other	5.4%
Total	100.0%
Management views and portfolio holdings may have changed since the report date.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Tier 1 securities are rated in the highest short-term rating category by two nationally recognized statistical rating organizations (NRSROs), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by CSIM pursuant to guidelines adopted by the Board of Trustees. Money market fund shares and U.S. government securities are also Tier 1 securities. The fund uses NRSRO credit ratings from Standard & Poor’s Financial Services LLC, Moody’s Investors Service, Fitch, Inc., and/or DBRS. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.
6Schwab Investor Money Fund

Performance and Fund Facts as of 6/30/16
The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.csimfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
Schwab Investor Money Fund
Ticker Symbol	SWRXX
Minimum Initial Investment[1]	$1 Retirement Plan Participants $2,500 Other Investors
Seven-Day Yield[2]	0.03%
Seven-Day Yield–Without Contractual Expense Limitation[3]	-0.01%
Seven-Day Effective Yield[2]	0.03%
You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. Effective October 14, 2016, the fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit the total annual fund operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver, the fund’s yield would have been lower. For additional details, see financial note 4.
[3]	Yield does not reflect the effect of the contractual expense limitation.
Schwab Investor Money Fund7

Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2016 and held through June 30, 2016.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio[1] (Annualized)	Beginning Account Value at 1/1/16	Ending Account Value (Net of Expenses) at 6/30/16	Expenses Paid During Period[2] 1/1/16–6/30/16
Schwab Retirement Advantage Money Fund
Actual Return	0.45%	$1,000.00	$1,000.60	$2.24
Hypothetical 5% Return	0.45%	$1,000.00	$1,022.66	$2.26
Schwab Investor Money Fund
Actual Return	0.56%	$1,000.00	$ 1,000.10	$ 2.78
Hypothetical 5% Return	0.56%	$1,000.00	$ 1,022.12	$2.82

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days of the period, and divided by 366 days of the fiscal year.
8Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund

Schwab Retirement Advantage Money Fund
Financial Statements
Financial Highlights
	1/1/16– 6/30/16*	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12	1/1/11– 12/31/11
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.06% [3]	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.45% [4],[5]	0.27% [4]	0.21% [4]	0.24% [4]	0.27% [4]	0.25% [4]
Gross operating expenses	0.62% [5]	0.61%	0.61%	0.61%	0.61%	0.60%
Net investment income (loss)	0.12% [5]	0.01%	0.01%	0.01%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$588	$700	$741	$784	$806	$846

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Not annualized.
4
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
5
Annualized.
See financial notes    9

Schwab Retirement Advantage Money Fund
Portfolio Holdings  as of June 30, 2016 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available immediately upon filing. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund's website at www.csimfunds.com/schwabfunds_prospectus along with a link to the fund's Form N-MFP filings on the SEC's website.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
59.2%	Fixed-Rate Obligations	347,868,972	347,868,972
13.7%	Variable-Rate Obligations	80,400,000	80,400,000
26.7%	Repurchase Agreements	156,990,288	156,990,288
99.6%	Total Investments	585,259,260	585,259,260
0.4%	Other Assets and Liabilities, Net		2,599,024
100.0%	Net Assets		587,858,284

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 59.2% of net assets
Asset-Backed Commercial Paper 8.0%
ATLANTIC ASSET SECURITIZATION LLC	a,b	0.58%		08/01/16	3,000,000	2,998,502
BENNINGTON STARK CAPITAL COMPANY LLC	a,b	0.44%		07/06/16	2,000,000	1,999,878
CAFCO LLC	a,b	0.60%		09/07/16	7,000,000	6,992,067
CHARTA LLC	a,b	0.57%		08/08/16	4,000,000	3,997,593
COLLATERALIZED COMMERCIAL PAPER CO LLC	a	0.88%		10/18/16	1,000,000	997,335
	a	0.88%		10/25/16	3,000,000	2,991,493
KELLS FUNDING LLC	a,b	0.72%		10/24/16	4,000,000	3,991,200
METLIFE SHORT TERM FUNDING LLC	a,b	0.56%		07/14/16	1,000,000	999,798
	a,b	0.56%		07/15/16	1,000,000	999,782
	a,b	0.61%		08/30/16	2,000,000	1,997,967
	a,b	0.63%		09/26/16	4,000,000	3,993,910
NIEUW AMSTERDAM RECEIVABLES CORP	a,b	0.62%		09/08/16	3,000,000	2,996,435
OLD LINE FUNDING LLC	a,b	0.66%		07/25/16	1,000,000	999,560
	a,b	0.66%		08/02/16	2,000,000	1,998,827
	a,b	0.86%		10/25/16	5,000,000	4,986,144
SHEFFIELD RECEIVABLES CORP	a,b	0.75%		08/11/16	2,000,000	1,998,292
THUNDER BAY FUNDING LLC	a,b	0.66%		08/04/16	2,000,000	1,998,753
						46,937,536
10    See financial notes

Schwab Retirement Advantage Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Certificates of Deposit 29.6%
BANK OF MONTREAL (CHICAGO BRANCH)		0.40%		07/05/16	12,000,000	12,000,000
		0.56%		07/05/16	1,000,000	1,000,000
		0.65%		07/18/16	1,000,000	1,000,000
BANK OF TOKYO-MITSUBISHI UFJ LTD (NEW YORK BRANCH)		0.75%		08/19/16	7,000,000	7,000,000
BNP PARIBAS FORTIS SA/NV (NEW YORK BRANCH)		0.40%		07/01/16	2,000,000	2,000,000
		0.73%		10/11/16	1,000,000	1,000,000
BNP PARIBAS SA (SAN FRANCISCO BRANCH)		0.85%		07/26/16	1,000,000	1,000,000
		0.67%		09/06/16	1,000,000	1,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)		0.57%		07/01/16	1,000,000	1,000,000
		0.85%		09/13/16	2,000,000	2,000,000
		0.65%		10/03/16	8,000,000	8,000,000
CITIBANK NA (NEW YORK BRANCH)		0.65%		10/03/16	2,000,000	2,000,000
		0.70%		10/11/16	4,000,000	4,000,000
COMMONWEALTH BANK OF AUSTRALIA (LONDON BRANCH)		0.70%		08/04/16	4,000,000	4,000,000
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)		0.84%		07/12/16	1,000,000	1,000,000
		0.71%		08/01/16	3,000,000	3,000,000
		0.81%		08/18/16	6,000,000	6,000,000
		0.85%		09/06/16	1,000,000	1,000,000
		0.87%		11/01/16	2,000,000	2,000,000
CREDIT AGRICOLE SA (LONDON BRANCH)		0.63%		07/01/16	3,000,000	3,000,000
		0.65%		07/01/16	3,000,000	3,000,000
CREDIT SUISSE AG (NEW YORK BRANCH)		1.00%		09/27/16	4,000,000	4,000,000
		1.00%		11/01/16	1,000,000	1,000,000
DNB BANK ASA (NEW YORK BRANCH)		0.81%		07/14/16	3,000,000	3,000,000
HSBC BANK PLC		0.85%		07/19/16	6,000,000	6,000,000
LANDESBANK BADEN-WURTTEMBERG (NEW YORK BRANCH)		0.50%		07/19/16	1,000,000	1,000,000
		0.50%		07/26/16	1,000,000	1,000,000
LLOYDS BANK PLC (NEW YORK BRANCH)		0.85%		09/02/16	4,000,000	4,000,000
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)		0.74%		08/22/16	5,000,000	5,000,000
		0.70%		09/26/16	1,000,000	1,000,000
MIZUHO BANK LTD (NEW YORK BRANCH)		0.83%		07/26/16	4,000,000	4,000,000
		0.63%		09/15/16	8,000,000	8,000,000
		0.70%		10/12/16	2,000,000	2,000,000
NATIXIS (NEW YORK BRANCH)		0.42%		07/05/16	1,000,000	1,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK BRANCH)		0.85%		11/01/16	2,000,000	2,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)		0.85%		07/26/16	1,000,000	1,000,000
		0.85%		08/01/16	1,000,000	1,000,000
		0.72%		08/02/16	3,000,000	3,000,000
		0.85%		09/06/16	6,000,000	6,000,000
		0.69%		09/21/16	4,000,000	4,000,000
See financial notes    11

Schwab Retirement Advantage Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
SUMITOMO MITSUI TRUST BANK LTD (NY BRANCH)		0.65%		08/29/16	1,000,000	1,000,000
		0.70%		09/29/16	10,000,000	10,000,000
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)		0.65%		07/14/16	5,000,000	5,000,000
		0.81%		07/15/16	1,000,000	1,000,002
		0.87%		10/17/16	4,000,000	4,000,000
UBS AG (STAMFORD BRANCH)		0.85%		08/02/16	4,000,000	4,000,000
		0.90%		12/13/16	8,000,000	8,000,000
WELLS FARGO BANK NA		0.85%		07/21/16	4,000,000	4,000,000
		0.83%		08/02/16	2,000,000	2,000,000
		0.81%		08/16/16	4,000,000	4,000,000
		0.86%		09/08/16	4,000,000	4,000,000
		0.86%		09/28/16	3,000,000	3,000,000
						174,000,002
Financial Company Commercial Paper 8.2%
BPCE SA	b	0.63%		08/01/16	5,000,000	4,997,287
DANSKE CORP	b	0.57%		08/04/16	2,000,000	1,998,923
ING US FUNDING LLC	a	0.71%		09/01/16	3,000,000	2,996,332
	a	0.70%		09/08/16	3,000,000	2,995,975
JP MORGAN SECURITIES LLC	b	0.68%		08/23/16	2,000,000	1,997,998
	b	0.81%		08/23/16	8,000,000	7,990,460
MACQUARIE BANK LTD	b	0.63%		09/01/16	2,000,000	1,997,830
NATIONWIDE BUILDING SOCIETY	b	0.70%		09/02/16	3,000,000	2,996,325
NORDEA BANK AB	b	0.66%		07/07/16	11,000,000	10,998,799
NRW BANK	b	0.40%		07/08/16	8,000,000	7,999,378
SKANDINAVISKA ENSKILDA BANKEN AB	b	0.81%		07/26/16	1,000,000	999,438
						47,968,745
Non-Financial Company Commercial Paper 5.4%
CHEVRON CORP	b	0.80%		12/02/16	2,000,000	1,993,156
COCA-COLA CO	b	0.75%		09/13/16	6,000,000	5,990,750
DANAHER CORPORATION	b	0.35%		07/01/16	1,000,000	1,000,000
GE CAPITAL TREASURY SERVICES (US) LLC	a	0.34%		07/05/16	1,000,000	999,962
	a	0.34%		07/06/16	1,000,000	999,953
	a	0.34%		07/07/16	1,000,000	999,943
GENERAL ELECTRIC CO		0.35%		07/01/16	1,000,000	1,000,000
TOTAL CAPITAL CANADA LTD	a,b	0.60%		07/05/16	1,000,000	999,933
TOYOTA MOTOR CREDIT CORP		0.60%		08/04/16	6,000,000	5,996,600
		0.63%		09/08/16	7,000,000	6,991,548
		0.64%		10/12/16	5,000,000	4,990,844
						31,962,689
12    See financial notes

Schwab Retirement Advantage Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Non-Negotiable Time Deposits 5.8%
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (CAYMAN ISLANDS BRANCH)		0.41%		07/05/16	6,000,000	6,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)		0.42%		07/01/16	7,000,000	7,000,000
DBS BANK LTD (SINGAPORE BRANCH)		0.43%		07/06/16	1,000,000	1,000,000
DZ BANK AG DEUTSCHE ZENTRAL GENOSSENSCHAFTS BANK (NEW YORK BRANCH)		0.38%		07/05/16	5,000,000	5,000,000
FIFTH THIRD BANK (CAYMAN ISLANDS)		0.42%		07/05/16	2,000,000	2,000,000
NATIONAL AUSTRALIA BANK LTD (CAYMAN ISLANDS BRANCH)		0.30%		07/01/16	11,000,000	11,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (GRAND CAYMAN BRANCH)		0.39%		07/06/16	2,000,000	2,000,000
						34,000,000
Other Instruments 2.2%
BANK OF AMERICA NA		0.79%		08/05/16	2,000,000	2,000,000
		0.76%		08/11/16	2,000,000	2,000,000
		0.84%		11/14/16	6,000,000	6,000,000
		0.85%		11/14/16	3,000,000	3,000,000
						13,000,000
Total Fixed-Rate Obligations
(Cost $347,868,972)						347,868,972

Variable-Rate Obligations 13.7% of net assets
Financial Company Commercial Paper 2.4%
BANK OF NOVA SCOTIA	b	0.85%	07/22/16	12/22/16	1,000,000	1,000,000
HSBC BANK PLC	b	0.68%	07/01/16	08/01/16	10,000,000	10,000,000
WESTPAC BANKING CORP	b	0.67%		07/05/16	3,000,000	3,000,000
						14,000,000
Certificates of Deposit 8.2%
BANK OF NOVA SCOTIA (HOUSTON BRANCH)		0.79%	07/25/16	08/23/16	7,000,000	7,000,000
CHASE BANK USA NA		0.71%		07/27/16	2,000,000	2,000,000
HSBC BANK USA NA		0.80%	07/13/16	10/13/16	3,000,000	3,000,000
ROYAL BANK OF CANADA (NEW YORK BRANCH)		0.79%	07/05/16	10/03/16	5,000,000	5,000,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)		0.72%	07/12/16	08/12/16	9,000,000	9,000,000
		0.83%	07/05/16	12/05/16	4,000,000	4,000,000
WELLS FARGO BANK NA		0.80%		07/12/16	4,000,000	4,000,000
		0.70%		07/27/16	3,000,000	3,000,000
		0.85%	07/06/16	12/06/16	1,000,000	1,000,000
WESTPAC BANKING CORP (NEW YORK BRANCH)		0.62%		07/01/16	10,000,000	10,000,000
						48,000,000
See financial notes    13

Schwab Retirement Advantage Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Variable Rate Demand Notes 0.2%
CALIFORNIA ST ENTERPRISE DEV AUTH
IDB & PCR REV (SCONZA CANDY CO) SERIES 2008B (LOC: COMERICA BANK)		0.61%		07/07/16	1,365,000	1,365,000
NEW YORK CITY INDUSTRIAL DEVELOPMENT AGENCY
IDB & PCR REV (ALLWAY TOOLS INC) SERIES 1997 (LOC: CITIBANK NA)		0.71%		07/07/16	35,000	35,000
						1,400,000
U.S. Treasury Debt 1.7%
UNITED STATES TREASURY		0.33%	07/01/16	07/31/16	3,000,000	3,000,000
		0.34%	07/01/16	01/31/17	2,000,000	2,000,000
		0.43%	07/01/16	10/31/17	5,000,000	5,000,000
						10,000,000
Other Instrument 1.2%
ROYAL BANK OF CANADA	b	0.75%	07/07/16	09/06/16	7,000,000	7,000,000
Total Variable-Rate Obligations
(Cost $80,400,000)						80,400,000
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 26.7% of net assets
U.S. Government Agency Repurchase Agreements* 6.1%
BANK OF NOVA SCOTIA
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Government Agency Securities valued at $1,030,001, 3.50%, due 11/20/45)		0.42%		07/01/16	1,000,012	1,000,000
DEUTSCHE BANK SECURITIES INC
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Treasury Securities valued at $3,060,035, 3.63%, due 02/15/44)		0.43%		07/01/16	3,000,036	3,000,000
GOLDMAN SACHS & CO
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Government Agency Securities valued at $1,020,000, 3.00%, due 11/01/29)		0.42%		07/01/16	1,000,012	1,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Government Agency Securities valued at $1,030,001, 2.70%, due 07/25/45)		0.44%		07/01/16	1,000,012	1,000,000
MIZUHO SECURITIES USA INC
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Government Agency Securities valued at $1,030,000, 4.00%, due 12/01/45)		0.54%		07/01/16	1,000,015	1,000,000
WELLS FARGO BANK NA
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Government Agency Securities valued at $28,080,344, 3.00%, due 02/01/43)		0.44%		07/01/16	27,000,330	27,000,000
14    See financial notes

Schwab Retirement Advantage Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
WELLS FARGO SECURITIES LLC
Issued 06/28/16, repurchase date 07/05/16 (Collateralized by U.S. Government Agency Securities valued at $1,040,091, 3.50%, due 06/01/46)		0.45%		07/05/16	1,000,088	1,000,000
Issued 06/30/16, repurchase date 07/07/16 (Collateralized by U.S. Government Agency Securities valued at $1,040,090, 3.50%, due 04/01/46)		0.44%		07/07/16	1,000,086	1,000,000
						36,000,000
U.S. Treasury Repurchase Agreements 15.8%
BANK OF MONTREAL
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Treasury Securities valued at $13,260,213, 1.38% - 3.00%, due 05/31/21 - 11/15/45)		0.38%		07/01/16	13,000,137	13,000,000
BANK OF NOVA SCOTIA
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Treasury Securities valued at $12,240,069, 0.13% - 1.38%, due 04/15/18 - 10/31/20)		0.40%		07/01/16	12,000,133	12,000,000
BARCLAYS CAPITAL INC
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Treasury Securities valued at $43,850,233, 0.88% - 4.25%, due 09/15/16 - 05/15/39)		0.40%		07/01/16	42,990,766	42,990,288
Issued 06/28/16, repurchase date 07/05/16 (Collateralized by U.S. Treasury Securities valued at $1,020,003, 1.25% - 2.00%, due 02/29/20 - 07/31/22)		0.41%		07/05/16	1,000,080	1,000,000
BNP PARIBAS SA
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Treasury Securities valued at $10,200,162, 2.00%, due 05/31/21)		0.40%		07/01/16	10,000,111	10,000,000
DEUTSCHE BANK SECURITIES INC
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Treasury Securities valued at $11,220,083, 3.63%, due 02/15/44)		0.42%		07/01/16	11,000,128	11,000,000
JP MORGAN SECURITIES LLC
Issued 06/30/16, repurchase date 07/07/16 (Collateralized by U.S. Treasury Securities valued at $1,020,006, 2.25% - 2.50%, due 05/15/24 - 11/15/24)		0.38%		07/07/16	1,000,074	1,000,000
WELLS FARGO BANK NA
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Treasury Securities valued at $2,040,049, 1.38%, due 02/29/20)		0.43%		07/01/16	2,000,024	2,000,000
						92,990,288
Other Repurchase Agreements** 4.8%
BNP PARIBAS SA
Issued 06/29/16, repurchase date 07/06/16 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $5,750,663, 6.75%, due 02/15/20)		0.55%		07/06/16	5,000,535	5,000,000
See financial notes    15

Schwab Retirement Advantage Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
CREDIT SUISSE SECURITIES (USA) LLC
Issued 06/06/16, repurchase date 12/05/16 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $12,650,426, 0.55% - 0.79%, due 04/25/37 - 07/25/37)	a,c	1.28%		10/03/16	11,046,542	11,000,000
JP MORGAN SECURITIES LLC
Issued 06/21/16, repurchase date 12/19/16 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $2,301,490, 4.00% - 5.26%, due 03/15/26 - 08/21/46)	c	1.10%		09/28/16	2,006,050	2,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 06/28/16, repurchase date 09/26/16 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $9,200,001, 1.95%, due 10/25/37)	c	0.96%		08/04/16	8,007,893	8,000,000
WELLS FARGO SECURITIES LLC
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,150,014, 3.12%, due 08/27/37)		0.43%		07/01/16	1,000,012	1,000,000
Issued 06/30/16, repurchase date 07/07/16 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,150,119, 0.00%, due 01/18/25 - 05/24/26)		0.53%		07/07/16	1,000,103	1,000,000
						28,000,000
Total Repurchase Agreements
(Cost $156,990,288)						156,990,288

End of Investments.

At 06/30/16, the tax basis cost of the fund's investments was $585,259,260.
a	Credit-enhanced security or liquidity-enhanced.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $115,908,985 or 19.7% of net assets.
c	Illiquid security. At the period end, the value of these amounted to $21,000,000 or 3.6% of net assets.
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
**	Collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by higher rated U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
AUTH —	Authority
DEV —	Development
ETF —	Exchange-traded fund
IDB —	Industrial development bond
LOC —	Letter of credit
PCR —	Pollution control revenue
REV —	Revenue

At June 30, 2016, all of the fund's investment securities were classified as Level 2. The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2016. The breakdown of the fund's investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
16    See financial notes

Schwab Retirement Advantage Money Fund
Statement of
Assets and Liabilities
As of June 30, 2016; unaudited
Assets
Investments, at cost and value		$428,268,972
Repurchase agreements, at cost and value	+	156,990,288
Total investments, at cost and value (Note 2a)		585,259,260
Receivables:
Fund shares sold		3,200,253
Interest		398,355
Prepaid expenses	+	22,655
Total assets		588,880,523
Liabilities
Payables:
Shareholder service fees		45,047
Fund shares redeemed		887,300
Distributions to shareholders		46,063
Accrued expenses	+	43,829
Total liabilities		1,022,239
Net Assets
Total assets		588,880,523
Total liabilities	–	1,022,239
Net assets		$587,858,284
Net Assets by Source
Capital received from investors		587,853,936
Net realized capital gains		4,348

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$587,858,284		587,867,523		$1.00

See financial notes    17

Schwab Retirement Advantage Money Fund
Statement of
Operations
For the period January 1, 2016 through June 30, 2016; unaudited
Investment Income
Interest		$1,894,870
Expenses
Investment adviser and administrator fees		1,151,602
Shareholder service fees		723,864
Portfolio accounting fees		45,843
Custodian fees		33,457
Registration fees		23,432
Professional fees		19,715
Independent trustees' fees		17,492
Transfer agent fees		10,330
Shareholder reports		2,710
Interest expense		360
Other expenses	+	5,965
Total expenses		2,034,770
Expense reduction by CSIM and its affiliates	–	537,865
Net expenses	–	1,496,905
Net investment income		397,965
Realized Gains (Losses)
Net realized gains on investments		4,348
Increase in net assets resulting from operations		$402,313
18    See financial notes

Schwab Retirement Advantage Money Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/16-6/30/16		1/1/15-12/31/15
Net investment income		$397,965	$71,238
Net realized gains	+	4,348	900
Increase in net assets from operations		402,313	72,138
Distributions to Shareholders
Distributions from net investment income		(406,941)	(78,598)
Transactions in Fund Shares*
Shares sold		243,492,458	553,802,288
Shares reinvested		352,070	77,312
Shares redeemed	+	(355,555,826)	(595,378,745)
Net transactions in fund shares		(111,711,298)	(41,499,145)
Net Assets
Beginning of period		699,574,210	741,079,815
Total decrease	+	(111,715,926)	(41,505,605)
End of period		$587,858,284	$699,574,210
Net investment income not yet distributed		$—	$8,976
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
See financial notes    19

Schwab Investor Money Fund
Financial Statements
Financial Highlights
	1/1/16– 6/30/16*	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12	1/1/11– 12/31/11
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	(0.00) [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.01% [3]	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.56% [4],[5]	0.27% [4]	0.21% [4]	0.25% [4]	0.27% [4]	0.25% [4]
Gross operating expenses	0.64% [5]	0.64%	0.64%	0.64%	0.63%	0.62%
Net investment income (loss)	0.01% [5]	0.01%	0.01%	0.01%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$832	$1,025	$939	$1,047	$1,205	$1,333

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Not annualized.
4
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
5
Annualized.
20    See financial notes

Schwab Investor Money Fund
Portfolio Holdings  as of June 30, 2016 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available immediately upon filing. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund's website at www.csimfunds.com/schwabfunds_prospectus along with a link to the fund's Form N-MFP filings on the SEC's website.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
59.0%	Fixed-Rate Obligations	490,746,731	490,746,731
15.9%	Variable-Rate Obligations	132,193,783	132,193,783
25.2%	Repurchase Agreements	209,925,273	209,925,273
100.1%	Total Investments	832,865,787	832,865,787
(0.1%)	Other Assets and Liabilities, Net		(676,729)
100.0%	Net Assets		832,189,058

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 59.0% of net assets
Asset-Backed Commercial Paper 12.4%
BENNINGTON STARK CAPITAL COMPANY LLC	a,b	0.44%		07/06/16	4,000,000	3,999,756
CAFCO LLC	a,b	0.60%		09/07/16	8,000,000	7,990,933
CHARTA LLC	a,b	0.90%		12/07/16	3,000,000	2,988,075
COLLATERALIZED COMMERCIAL PAPER CO LLC	a	0.88%		10/17/16	8,000,000	7,978,880
	a	0.88%		10/18/16	4,000,000	3,989,342
COLLATERALIZED COMMERCIAL PAPER II CO LLC	a,b	0.88%		10/05/16	8,000,000	7,981,227
CRC FUNDING LLC	a,b	0.57%		08/16/16	4,000,000	3,997,087
KELLS FUNDING LLC	a,b	0.72%		10/24/16	23,000,000	22,949,400
METLIFE SHORT TERM FUNDING LLC	a,b	0.61%		08/30/16	2,000,000	1,997,967
	a,b	0.61%		09/13/16	10,000,000	9,987,461
NIEUW AMSTERDAM RECEIVABLES CORP	a,b	0.64%		09/08/16	2,000,000	1,997,547
OLD LINE FUNDING LLC	a,b	0.66%		08/02/16	7,000,000	6,995,893
	a,b	0.66%		08/24/16	1,000,000	999,010
	a,b	0.66%		09/08/16	2,000,000	1,997,470
	a,b	0.86%		10/25/16	2,000,000	1,994,458
RIDGEFIELD FUNDING COMPANY LLC	a,b	0.61%		07/05/16	2,000,000	1,999,864
	a,b	0.65%		09/13/16	2,000,000	1,997,328
SHEFFIELD RECEIVABLES CORP	a,b	0.75%		08/19/16	2,000,000	1,997,958
STARBIRD FUNDING CORP	a,b	0.69%		07/01/16	1,000,000	1,000,000
See financial notes    21

Schwab Investor Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
THUNDER BAY FUNDING LLC	a,b	0.67%		07/14/16	7,000,000	6,998,306
	a,b	0.85%		07/19/16	1,000,000	999,575
						102,837,537
Financial Company Commercial Paper 8.8%
AUSTRALIA & NEW ZEALAND BANKING GROUP LTD	b	0.55%		08/11/16	2,000,000	1,998,747
BANK OF NOVA SCOTIA	b	0.82%		08/15/16	8,000,000	7,991,800
	b	0.86%		09/15/16	1,000,000	998,184
BPCE SA	b	0.64%		09/08/16	6,000,000	5,992,640
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK (NEW YORK BRANCH)		0.31%		07/01/16	8,000,000	8,000,000
HSBC USA INC	b	0.90%		11/01/16	4,000,000	3,987,700
ING US FUNDING LLC	a	0.69%		08/02/16	5,000,000	4,996,933
	a	0.84%		08/16/16	1,000,000	998,927
	a	0.71%		09/01/16	1,000,000	998,777
JP MORGAN SECURITIES LLC	b	0.85%		08/02/16	1,000,000	999,245
	b	0.68%		08/23/16	6,000,000	5,993,993
		0.87%		10/07/16	3,000,000	2,992,895
LLOYDS BANK PLC		0.84%		08/16/16	4,000,000	3,995,707
MACQUARIE BANK LTD	b	0.63%		09/01/16	3,000,000	2,996,745
NATIONWIDE BUILDING SOCIETY	b	0.67%		08/16/16	1,000,000	999,144
NORDEA BANK AB	b	0.62%		07/19/16	12,000,000	11,996,310
NRW BANK	b	0.40%		07/08/16	7,000,000	6,999,456
						72,937,203
Non-Financial Company Commercial Paper 3.7%
DANAHER CORPORATION	b	0.35%		07/01/16	1,000,000	1,000,000
GE CAPITAL TREASURY SERVICES (US) LLC	a	0.34%		07/05/16	1,000,000	999,962
	a	0.34%		07/06/16	1,000,000	999,953
	a	0.34%		07/07/16	1,000,000	999,943
GENERAL ELECTRIC CO		0.35%		07/01/16	2,000,000	2,000,000
TOYOTA MOTOR CREDIT CORP		0.56%		07/25/16	5,000,000	4,998,133
		0.56%		07/27/16	8,000,000	7,996,764
		0.64%		10/12/16	11,000,000	10,979,858
		0.80%		10/27/16	1,000,000	997,378
						30,971,991
Certificates of Deposit 24.8%
BANK OF MONTREAL (CHICAGO BRANCH)		0.40%		07/05/16	5,000,000	5,000,000
BANK OF TOKYO-MITSUBISHI UFJ LTD (NEW YORK BRANCH)		0.84%		08/18/16	2,000,000	2,000,000
BARCLAYS BANK PLC (NEW YORK BRANCH)		0.91%		08/11/16	7,000,000	7,000,000
BNP PARIBAS FORTIS SA/NV (NEW YORK BRANCH)		0.40%		07/01/16	4,000,000	4,000,000
		0.73%		10/11/16	1,000,000	1,000,000
22    See financial notes

Schwab Investor Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
BNP PARIBAS SA (SAN FRANCISCO BRANCH)		0.85%		07/22/16	1,000,000	1,000,000
		0.90%		11/10/16	8,000,000	8,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)		0.85%		09/13/16	6,000,000	6,000,000
		0.65%		10/03/16	10,000,000	10,000,000
CITIBANK NA (NEW YORK BRANCH)		0.65%		10/03/16	9,000,000	9,000,000
		0.70%		10/13/16	1,000,000	1,000,000
COMMONWEALTH BANK OF AUSTRALIA (LONDON BRANCH)		0.70%		08/04/16	3,000,000	3,000,000
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)		0.64%		07/08/16	7,000,000	7,000,000
		0.71%		08/01/16	1,000,000	1,000,000
		0.81%		08/18/16	9,000,000	9,000,000
CREDIT AGRICOLE SA (LONDON BRANCH)		0.63%		07/01/16	1,000,000	1,000,000
		0.65%		07/01/16	3,000,000	3,000,000
CREDIT SUISSE AG (NEW YORK BRANCH)		0.90%		08/01/16	6,000,000	6,000,000
		0.85%		08/08/16	6,000,000	6,000,000
DANSKE BANK A/S (LONDON BRANCH)		0.63%		08/24/16	1,000,000	1,000,000
		0.61%		09/13/16	2,000,000	2,000,000
DNB BANK ASA (NEW YORK BRANCH)		0.80%		08/18/16	1,000,000	1,000,000
LANDESBANK BADEN-WURTTEMBERG (NEW YORK BRANCH)		0.50%		07/26/16	3,000,000	3,000,000
LLOYDS BANK PLC (NEW YORK BRANCH)		0.85%		09/02/16	4,000,000	4,000,000
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)		0.73%		07/12/16	15,000,000	15,000,000
		0.65%		07/28/16	1,000,000	1,000,000
MIZUHO BANK LTD (NEW YORK BRANCH)		0.63%		09/15/16	6,000,000	6,000,000
		0.70%		10/12/16	12,000,000	12,000,000
		0.87%		10/18/16	2,000,000	2,000,000
NATIXIS (NEW YORK BRANCH)		0.42%		07/05/16	1,000,000	1,000,000
OVERSEA-CHINESE BANKING CORP LTD (NEW YORK BRANCH)		0.56%		08/02/16	3,000,000	3,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK BRANCH)		0.85%		10/25/16	1,000,000	1,000,000
		0.85%		11/01/16	2,000,000	2,000,000
STATE STREET BANK AND TRUST COMPANY		0.80%		08/19/16	5,000,000	5,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)		0.72%		08/02/16	9,000,000	9,000,000
		0.65%		08/10/16	1,000,000	1,000,000
		0.85%		08/25/16	9,000,000	9,000,000
		0.69%		09/21/16	3,000,000	3,000,000
SUMITOMO MITSUI TRUST BANK LTD (NY BRANCH)		0.70%		09/29/16	14,000,000	14,000,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)		1.00%		11/07/16	5,000,000	5,000,000
		0.85%		11/18/16	1,000,000	1,000,000
		1.01%		02/13/17	4,000,000	4,000,000
UBS AG (STAMFORD BRANCH)		0.85%		08/02/16	7,000,000	7,000,000
WELLS FARGO BANK NA		0.83%		08/18/16	4,000,000	4,000,000
						206,000,000
See financial notes    23

Schwab Investor Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Non-Negotiable Time Deposits 7.9%
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (CAYMAN ISLANDS BRANCH)		0.41%		07/05/16	8,000,000	8,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)		0.42%		07/01/16	9,000,000	9,000,000
DBS BANK LTD (SINGAPORE BRANCH)		0.43%		07/06/16	2,000,000	2,000,000
DZ BANK AG DEUTSCHE ZENTRAL GENOSSENSCHAFTS BANK (NEW YORK BRANCH)		0.38%		07/05/16	7,000,000	7,000,000
FIFTH THIRD BANK (CAYMAN ISLANDS)		0.42%		07/05/16	3,000,000	3,000,000
NATIONAL AUSTRALIA BANK LTD (CAYMAN ISLANDS BRANCH)		0.30%		07/01/16	15,000,000	15,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (GRAND CAYMAN BRANCH)		0.39%		07/06/16	1,000,000	1,000,000
SVENSKA HANDELSBANKEN AB (CAYMAN ISLANDS BRANCH)		0.30%		07/01/16	12,000,000	12,000,000
SWEDBANK AB (NEW YORK BRANCH)		0.37%		07/05/16	1,000,000	1,000,000
		0.40%		07/05/16	8,000,000	8,000,000
						66,000,000
Other Instrument 1.4%
BANK OF AMERICA NA		0.84%		11/14/16	12,000,000	12,000,000
Total Fixed-Rate Obligations
(Cost $490,746,731)						490,746,731

Variable-Rate Obligations 15.9% of net assets
Financial Company Commercial Paper 5.2%
BANK OF NOVA SCOTIA	b	0.84%	07/15/16	12/15/16	2,000,000	2,000,000
	b	0.85%	07/22/16	12/22/16	5,000,000	5,000,000
HSBC BANK PLC	b	0.68%		07/19/16	3,000,000	2,999,993
	b	0.82%	07/05/16	08/04/16	16,000,000	16,000,000
WESTPAC BANKING CORP	b	0.67%		07/05/16	17,000,000	17,000,000
						42,999,993
Certificates of Deposit 6.7%
BANK OF MONTREAL (CHICAGO BRANCH)		0.81%	07/05/16	09/02/16	15,000,000	15,000,000
BANK OF NOVA SCOTIA (NEW YORK BRANCH)		0.67%		07/15/16	5,000,000	5,000,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)		0.72%	07/12/16	08/12/16	4,000,000	4,000,000
		0.83%	07/05/16	12/05/16	15,000,000	15,000,000
UBS AG (STAMFORD BRANCH)		0.83%	07/26/16	09/08/16	6,000,000	6,000,000
WELLS FARGO BANK NA		0.80%		07/12/16	11,000,000	11,000,000
						56,000,000
24    See financial notes

Schwab Investor Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
U.S. Treasury Debt 2.2%
UNITED STATES TREASURY		0.33%	07/01/16	07/31/16	5,000,000	5,000,000
		0.31%	07/01/16	10/31/16	10,000,000	9,998,790
		0.43%	07/01/16	10/31/17	3,000,000	3,000,000
						17,998,790
Variable Rate Demand Notes 1.2%
BLUE MOUNTAIN ENTERPRISES LLC
BLUE MOUNTAIN ENTERPRISES LLC N/A SERIES VRDN (GTY: WELLS FARGO BANK NA) (LOC: WELLS FARGO BANK NA)		0.47%		07/07/16	3,640,000	3,640,000
EAGLE CNTY COLO
REV MULTI FAM HOUSING SERIES 1997B (LOC: WELLS FARGO BANK NA)		0.49%		07/07/16	1,500,000	1,500,000
LABCON NORTH AMERICA
LABCON NORTH AMERICA N/A SERIES VRDN (GTY: BANK OF THE WEST) (LOC: BANK OF THE WEST)		0.49%		07/07/16	1,410,000	1,410,000
YMCA OF THE NORTHWOODS
YMCA OF THE NORTHWOODS N/A SERIES VRDN (GTY: FEDERAL HOME LOAN BANKS) (LOC: FEDERAL HOME LOAN BANKS)		0.51%		07/07/16	3,645,000	3,645,000
						10,195,000
Other Instrument 0.6%
BANK OF AMERICA NA		0.80%	07/18/16	10/17/16	5,000,000	5,000,000
Total Variable-Rate Obligations
(Cost $132,193,783)						132,193,783
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 25.2% of net assets
U.S. Government Agency Repurchase Agreements* 6.2%
BANK OF NOVA SCOTIA
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Government Agency Securities valued at $2,060,001, 3.00% - 3.50%, due 11/01/32 - 11/20/45)		0.42%		07/01/16	2,000,023	2,000,000
DEUTSCHE BANK SECURITIES INC
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Treasury Securities valued at $5,100,014, 3.63%, due 02/15/44)		0.43%		07/01/16	5,000,060	5,000,000
GOLDMAN SACHS & CO
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Government Agency Securities valued at $1,020,000, 3.00%, due 11/01/29)		0.42%		07/01/16	1,000,012	1,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Government Agency Securities valued at $1,030,001, 2.70%, due 07/25/45)		0.44%		07/01/16	1,000,012	1,000,000
See financial notes    25

Schwab Investor Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
MIZUHO SECURITIES USA INC
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Government Agency Securities valued at $2,060,001, 4.00%, due 12/01/45)		0.54%		07/01/16	2,000,030	2,000,000
WELLS FARGO BANK NA
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Government Agency Securities valued at $39,520,484, 3.00%, due 02/01/43)		0.44%		07/01/16	38,000,464	38,000,000
WELLS FARGO SECURITIES LLC
Issued 06/28/16, repurchase date 07/05/16 (Collateralized by U.S. Government Agency Securities valued at $1,040,091, 3.50%, due 04/01/46)		0.45%		07/05/16	1,000,088	1,000,000
Issued 06/30/16, repurchase date 07/07/16 (Collateralized by U.S. Government Agency Securities valued at $2,080,178, 3.50%, due 05/01/46)		0.44%		07/07/16	2,000,171	2,000,000
						52,000,000
U.S. Treasury Repurchase Agreements 13.6%
BANK OF MONTREAL
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Treasury Securities valued at $18,360,244, 0.88% - 2.50%, due 06/15/17 - 02/15/46)		0.38%		07/01/16	18,000,190	18,000,000
BANK OF NOVA SCOTIA
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Treasury Securities valued at $16,320,045, 0.00% - 0.13%, due 08/25/16 - 04/15/18)		0.40%		07/01/16	16,000,178	16,000,000
BARCLAYS CAPITAL INC
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Treasury Securities valued at $45,823,886, 2.50% - 4.75%, due 05/15/39 - 02/15/46)		0.40%		07/01/16	44,925,772	44,925,273
Issued 06/28/16, repurchase date 07/05/16 (Collateralized by U.S. Treasury Securities valued at $1,020,050, 0.88% - 8.75%, due 05/15/17 - 11/15/17)		0.41%		07/05/16	1,000,080	1,000,000
BNP PARIBAS SA
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Treasury Securities valued at $14,280,185, 2.00%, due 05/31/21)		0.40%		07/01/16	14,000,156	14,000,000
DEUTSCHE BANK SECURITIES INC
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Treasury Securities valued at $15,300,042, 3.63%, due 02/15/44)		0.42%		07/01/16	15,000,175	15,000,000
JP MORGAN SECURITIES LLC
Issued 06/30/16, repurchase date 07/07/16 (Collateralized by U.S. Treasury Securities valued at $1,020,006, 2.25% - 2.50%, due 05/15/24 - 11/15/24)		0.38%		07/07/16	1,000,074	1,000,000
WELLS FARGO BANK NA
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Treasury Securities valued at $3,060,073, 1.38%, due 02/29/20)		0.43%		07/01/16	3,000,036	3,000,000
						112,925,273
26    See financial notes

Schwab Investor Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Other Repurchase Agreements** 5.4%
BNP PARIBAS SA
Issued 06/29/16, repurchase date 07/06/16 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $6,900,842, 6.00% - 6.75%, due 08/01/19 - 02/15/20)		0.55%		07/06/16	6,000,642	6,000,000
CREDIT SUISSE SECURITIES (USA) LLC
Issued 06/06/16, repurchase date 12/05/16 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $13,801,493, 0.70% - 0.79%, due 04/25/37 - 06/25/37)	a,c	1.28%		10/03/16	12,050,773	12,000,000
JP MORGAN SECURITIES LLC
Issued 06/02/16, repurchase date 11/29/16 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $5,755,823, 3.50% - 10.85%, due 06/01/19 - 08/25/45)	c	1.13%		09/28/16	5,018,519	5,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 06/28/16, repurchase date 09/26/16 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $11,500,000, 1.95%, due 10/25/37)	c	0.96%		08/04/16	10,009,867	10,000,000
WELLS FARGO SECURITIES LLC
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $3,450,042, 3.31% - 4.08%, due 09/25/44 - 04/22/48)		0.43%		07/01/16	3,000,036	3,000,000
Issued 06/29/16, repurchase date 07/06/16 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $5,750,627, 2.50% - 3.63%, due 07/17/31 - 10/26/35)		0.56%		07/06/16	5,000,544	5,000,000
Issued 06/30/16, repurchase date 07/07/16 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,150,119, 3.63%, due 07/17/31)		0.53%		07/07/16	1,000,103	1,000,000
Issued 05/09/16, repurchase date 11/04/16 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $3,469,041, 0.00%, due 05/21/21 - 01/18/25)	c	1.11%		10/03/16	3,013,598	3,000,000
						45,000,000
Total Repurchase Agreements
(Cost $209,925,273)						209,925,273

End of Investments.

At 06/30/16, the tax basis cost of the fund's investments was $832,865,787.
a	Credit-enhanced or liquidity-enhanced.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $185,823,272 or 22.3% of net assets.
c	Illiquid security. At the period end, the value of these amounted to $30,000,000 or 3.6% of net assets.
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
**	Collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by higher rated U.S. Government Agency Securities and/ or U.S. Treasury Securities.

See financial notes    27

Schwab Investor Money Fund
Portfolio Holdings (Unaudited) continued
ABS —	Asset-backed securities
CNTY —	County
ETF —	Exchange-traded fund
LOC —	Letter of credit
MULTI FAM —	Multi-family
REV —	Revenue
VRDN —	Variable rate demand note

At June 30, 2016, all of the fund's investment securities were classified as Level 2. The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2016. The breakdown of the fund's investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
28    See financial notes

Schwab Investor Money Fund
Statement of
Assets and Liabilities
As of June 30, 2016; unaudited
Assets
Investments, at cost and value		$622,940,514
Repurchase agreements, at cost and value	+	209,925,273
Total investments, at cost and value (Note 2a)		832,865,787
Receivables:
Fund shares sold		1,258,230
Interest		499,241
Prepaid expenses	+	28,697
Total assets		834,651,955
Liabilities
Payables:
Investment adviser and administrator fees		50,523
Shareholder service fees		39,700
Fund shares redeemed		2,280,025
Distributions to shareholders		6,590
Accrued expenses	+	86,059
Total liabilities		2,462,897
Net Assets
Total assets		834,651,955
Total liabilities	–	2,462,897
Net assets		$832,189,058
Net Assets by Source
Capital received from investors		832,186,110
Net realized capital gains		2,948

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$832,189,058		832,101,078		$1.00

See financial notes    29

Schwab Investor Money Fund
Statement of
Operations
For the period January 1, 2016 through June 30, 2016; unaudited
Investment Income
Interest		$2,677,765
Expenses
Investment adviser and administrator fees		1,637,697
Shareholder service fees		1,171,689
Portfolio accounting fees		48,026
Custodian fees		36,689
Shareholder reports		36,011
Registration fees		30,641
Professional fees		20,674
Independent trustees' fees		17,992
Transfer agent fees		10,437
Other expenses	+	8,058
Total expenses		3,017,914
Expense reduction by CSIM and its affiliates	–	393,527
Net expenses	–	2,624,387
Net investment income		53,378
Realized Gains (Losses)
Net realized gains on investments		88,654
Increase in net assets resulting from operations		$142,032
30    See financial notes

Schwab Investor Money Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/16-6/30/16		1/1/15-12/31/15
Net investment income		$53,378	$97,008
Net realized gains (losses)	+	88,654	(5,933)
Increase in net assets from operations		142,032	91,075
Distributions to Shareholders
Distributions from net investment income		(53,378)	(97,008)
Transactions in Fund Shares*
Shares sold		301,532,047	652,308,802
Shares reinvested		39,267	82,633
Shares redeemed	+	(494,598,430)	(566,744,085)
Net transactions in fund shares		(193,027,116)	85,647,350
Net Assets
Beginning of period		1,025,127,520	939,486,103
Total increase or decrease	+	(192,938,462)	85,641,417
End of period		$832,189,058	$1,025,127,520
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
See financial notes    31

Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund
Financial Notes, unaudited
1. Business Structure of the Funds:
Each of the funds in this report is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
The Charles Schwab Family of Funds (organized October 20, 1989)	Schwab Variable Share Price Money Fund™
Schwab Money Market Fund™	Schwab Retirement Government Money Fund™
Schwab Government Money Fund™	Schwab Municipal Money Fund™
Schwab U.S. Treasury Money Fund™	Schwab AMT Tax-Free Money Fund™
Schwab Treasury Obligations Money Fund™	Schwab California Municipal Money Fund™
Schwab Value Advantage Money Fund®	Schwab New York Municipal Money Fund™
Schwab Advisor Cash Reserves®	Schwab New Jersey Municipal Money Fund™
Schwab Cash Reserves™	Schwab Pennsylvania Municipal Money Fund™
Schwab Retirement Advantage Money Fund	Schwab Massachusetts Municipal Money Fund™
Schwab Investor Money Fund

Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund each offer one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds' Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.
2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the funds are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the
32

Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•  Level 3—significant unobservable inputs (including the funds' own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds' results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The funds mitigate this risk by ensuring that the funds' repurchase agreements are collateralized by cash and/or U.S. government securities, fixed income securities, equity securities or other types of securities. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and U.S. government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade. All collateral is held by the funds' custodian (or, with multi-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.
As of June 30, 2016, the following funds had investments in repurchase agreements with a gross value as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities:
Schwab Retirement Advantage Money Fund	$156,990,288
Schwab Investor Money Fund	209,925,273
The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
33

Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
Delayed-Delivery Transactions: The funds may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The funds will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. The funds will earmark or segregate appropriate liquid assets to cover their delayed-delivery purchase obligations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium and accretes discounts to the security’s call date and price, rather than the maturity date and price.
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The funds declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to a fund's net investment income for that day, are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year.
(g) Custody Credit:
The funds have an arrangement with their custodian bank, State Street Bank and Trust Company (State Street), under which the funds may receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
34

Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund
Financial Notes, unaudited (continued)
3. Risk Factors:
Investment Risk. You could lose money by investing in the funds. Although the funds seek to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. Effective October 14, 2016, the funds may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the funds’ liquidity falls below required minimums because of market conditions or other factors. An investment in the funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The funds’ sponsors have no legal obligation to provide financial support to the funds, and you should not expect that the sponsors will provide financial support to the funds at any time.
Retail Money Market Fund Risk. On or before October 14, 2016, each fund intends to qualify as a “retail money market fund,” as such term is defined or interpreted under the rules governing money market funds. A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. Prior to and upon conversion to a “retail money market fund,” a fund may involuntarily redeem any investor who is not a natural person. Each fund will provide advance notice of its intent to make any such involuntary redemption. Neither the fund nor the investment adviser will be responsible for any loss or tax liability in an investor’s account resulting from such involuntary redemption. As a “retail money market fund,” each fund will be permitted to continue to value its securities using the amortized cost method to seek to maintain a stable $1.00 share price. However, on or after October 14, 2016, each fund may be subject to liquidity fees and/or redemption gates on fund redemptions if the fund’s liquidity falls below required minimums because of market conditions or other factors.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, a fund’s yield (and total return) also will be low, or may even be negative, which may make it difficult for the fund to pay expenses out of fund assets or maintain a stable $1.00 share price. Because interest rates in the United States are near historically low levels, a change in a central bank’s monetary policy or improving economic conditions may result in an increase in interest rates. A sudden or unpredictable rise in interest rates may cause volatility in the market and may decrease liquidity in the money market securities markets, making it more difficult for a fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of a fund’s money market securities holdings.
Stable Net Asset Value Risk. If a fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price. Each fund is permitted, among other things, to reduce or withhold any income and/or gains generated from its portfolio to maintain a stable $1.00 share price.
Repurchase Agreements Risk. When a fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counterparty) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high-yield securities that are rated below investment grade (also referred to as junk bonds) (Alternative Collateral). High-yield securities that are used as Alternative Collateral are subject to greater levels of credit and liquidity risk, and are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Alternative Collateral may be subject to greater price volatility and may be more volatile or less liquid than other types of collateral, increasing the risk that the fund will be unable to recover fully in the event of a counterparty’s default.
Credit Risk. A fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. A fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor, liquidity provider or counterparty of a portfolio investment fails to honor its obligations. Even though a fund's investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. Negative perceptions of the ability of an issuer, guarantor, liquidity provider or counterparty to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of a fund's portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund's share price or yield to fall.
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Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund
Financial Notes, unaudited (continued)
3. Risk Factors (continued):
Certain of the U.S. government securities that the funds invest in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency since September 2008, the Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac) maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities a fund owns do not extend to the shares of the fund itself.
Credit and Liquidity Enhancements Risk. The funds may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for the purchaser, such as the funds. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of the fund’s holdings. For example, a rating agency downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by the funds. Any decline in the value of the securities held by the fund could cause a fund’s share price or yield to fall. To the extent that a portion of a fund’s underlying investments are enhanced by the same bank or financial institution, these risks may be increased.
Foreign Investment Risk. Although the funds may invest only in U.S. dollar denominated securities, a fund’s investments in securities of foreign issuers or securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers or securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause a fund to underperform or otherwise not meet its objective. A fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect a fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, a fund’s yield at times could lag the yields of other money market funds.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase, sell or value, especially during stressed market conditions. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. In addition, dealer inventories of certain securities—an indication of the ability of dealers to engage in “market making”—are at, or near, historic lows in relation to market size, which could potentially lead to decreased liquidity. In such cases, a fund, due to limitations on investments in illiquid securities and the difficulty in readily purchasing and selling such securities at favorable times or prices, may decline in value, experience lower returns and/or be unable to achieve its desired level of exposure to a certain issuer or sector. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Redemption Risk. A fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in a fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the funds, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Risk. The funds are not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
36

Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund
Financial Notes, unaudited (continued)
3. Risk Factors (continued):
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.
4. Affiliates and Affiliated Transactions:
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between it and the trust.
For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund's average daily net assets as follows:
Average Daily Net Assets
First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%
For the period ended June 30, 2016, the aggregate advisory fee paid to CSIM by the Schwab Retirement Advantage Money Fund and the Schwab Investor Money Fund were 0.35% and 0.35%, respectively, as a percentage of each fund's average daily net assets.
The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, Schwab) (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds.
Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than the amounts listed in the table below of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
Shareholder Servicing Fee
Schwab Retirement Advantage Money Fund	0.22%
Schwab Investor Money Fund	0.25%
Contractual Expense Limitations
CSIM and its affiliates have made an additional agreement with the Schwab Retirement Advantage Money Fund, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation) to 0.49% through April 29, 2018.
In addition, effective January 1, 2016 through December 31, 2016, CSIM and its affiliates agreed to waive an additional amount of the Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund expenses equal to 0.035% of the funds’ average daily net assets.
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Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund
Financial Notes, unaudited (continued)
4. Affiliates and Affiliated Transactions (continued):
During the period ended June 30, 2016, the funds waived the following amounts, of which a portion was waived in accordance with the contractual expense limitation agreements:
	Total Waived Amount	Contractual Expense Limitation Waived Amount
Schwab Retirement Advantange Money Fund	$537,865	$537,161
Schwab Investor Money Fund	393,527	174,474
Voluntary Yield Waiver/Reimbursement
CSIM and its affiliates also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for each fund.
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds/portfolios. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.
5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.
6. Borrowing from Banks:
The funds are participants with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $530 million line of credit (the Credit Facility), with State Street as agent, which matures on October 6, 2016. Under the terms of the Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund pays a commitment fee of 0.125% per annum on its proportionate share of the unused portion of the Credit Facility. There were no borrowings from the line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.
7. Federal Income Taxes:
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2015, the funds had capital loss carryforwards available to offset future net capital gains before the expiration dates as follows:
Expiration Date	Schwab Retirement Advantage Money Fund	Schwab Investor Money Fund
December 31, 2017	$—	$79,773
No expiration*	—	5,933
Total	$—	$85,706
*	As a result of the passage of the Regulated Investment Company Modernization Act of 2010, capital losses incurred after December 31, 2010 may now be carried forward indefinitely, but must retain the character of the original loss.
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Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund
Financial Notes, unaudited (continued)
7. Federal Income Taxes (continued):
As of December 31, 2015, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2015, the funds did not incur any interest or penalties.
8. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement (the “Agreement”) between The Charles Schwab Family of Funds (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”) with respect to the existing funds in the Trust, including the Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund (the “Funds”), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. The Board also receives extensive data provided by an independent provider of investment company data and an independent accounting firm. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.
The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Funds at meetings held on May 9, 2016, and June 1, 2016, and approved the renewal of the Agreement with respect to the Funds for an additional one year term at the meeting held on June 1, 2016. The Board’s approval of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to the Funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the Funds;
2. each Fund’s investment performance and how it compared to that of certain other comparable mutual funds;
3.	each Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5. the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s experience, track record, compliance program, resources dedicated to hiring and retaining qualified personnel, and information security resources. The Trustees also considered Schwab’s wide range of products, services and channel alternatives such as investment research tools and Internet access and an array of account features that benefit the Funds and certain of their shareholders. The Trustees also considered Schwab’s reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the Funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.
Fund Performance. The Board considered the Funds’ performance in determining whether to renew the Agreement with respect to the Funds. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, if applicable, and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered the risk profile for such Fund and the appropriateness of the

40

benchmark used to compare the performance of each Fund. The Trustees further considered the level of Fund performance in the context of its review of Fund expenses and adviser profitability discussed below and also noted that performance is reviewed throughout the year by a designated committee of the Board and by the Board. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Funds supported renewal of the Agreement with respect to the Funds.
Fund Expenses. With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement, and each Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The Trustees considered the effects of CSIM’s and Schwab’s practice of waiving management and other fees to prevent total Fund expenses from exceeding a specified cap as well as using voluntary waivers to maintain a certain yield, which CSIM has committed not to recoup. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as exchange-traded funds and separately managed accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and any differences in the nature and scope of the services CSIM provides to these other accounts, as well as differences in the market for these types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported renewal of the Agreement with respect to the Funds.
Profitability. The Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. In this connection, the Trustees reviewed management’s profitability analyses and methodology, together with certain commentary thereon from an independent accounting firm. The Trustees also reviewed profitability of CSIM relating to the Schwab fund complex as a whole, noting the benefit to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain fixed costs across other funds in the complex. The Trustees also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each Fund by CSIM and its affiliates.
Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Funds.
Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to a Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers or expense caps by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered contractual investment advisory fee schedules with respect to the Funds that include lower fees at higher graduated asset levels. The Board also considered certain commitments by CSIM and Schwab that are designed to pass along potential economies of scale to Fund shareholders. Specifically, the Board considered CSIM and Schwab’s previously negotiated commitments, which may be changed only with Board approval, relating to: (i) reductions of contractual advisory fees or addition of breakpoints for certain funds within the fund complex, (ii) implementation, by means of expense limitation agreement, of additional reductions in net overall expenses for certain funds, and (iii) future net total operating expense reductions for taxable money funds as a group (excluding certain share classes) when aggregate assets of such group of funds exceed certain levels. In particular, the Board considered the actual expense reductions with respect to the Funds that resulted from CSIM and Schwab’s commitments set forth above. Based on this evaluation, and in consideration of the previously negotiated commitments made by CSIM and Schwab as discussed above, the Board concluded, within the context of its full deliberations, that the Funds obtain reasonable benefit from economies of scale.
In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.
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Trustees and Officers
The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 108 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) and President, PIMCO Funds.	108	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	108	Director, Gilead Sciences, Inc. (2005 – present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	108	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	108	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	108	Director, KLA-Tencor Corporation (2008 – present)
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	108	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	108	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	108	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	108	Board Member and Chairman of the Audit Committee, Ionis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); and Director, Schwab Holdings, Inc. (May 2008 – present).	108	Director, The Charles Schwab Corporation (2008 – present)
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Interested Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).	108	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Senior Executive Vice President and Chief Financial Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (July 2015 – present); Executive Vice President and Chief Financial Officer of The Charles Schwab Corporation and Charles Schwab & Co., Inc. (May 2007 – July 2015); Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director, Executive Vice President and Chief Financial Officer, Schwab Holdings, Inc. (May 2007 – present).	108	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
44

Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha, and Mr. Martinetto are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
45

Glossary
144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
agency discount notes  Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.
asset-backed commercial paper  A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies.
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
collateralized mortgage obligation (CMO)  A type of security that is collateralized by pools of mortgages backed by government agencies or private issuers (non-agency). The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests, known as tranches. Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates.
commercial paper  Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
corporate note  An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings  Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk  The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity  See weighted average maturity.
effective yield  A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
exchange-traded fund (ETF)  An investment fund that tracks an index, a commodity or a basket of assets, and trades on an exchange.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
illiquid securities  Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest  Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
liquid assets Daily liquid assets  include (i) cash, (ii) direct obligations of the U.S. Government; or (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within one business day. Weekly liquid assets  include (i) cash; (ii) direct obligations of the U.S. Government; (iii) Government securities issued by a person controlled or supervised by and acting as an instrumentality of the Government of the United States pursuant to authority granted by the Congress of the United States, that are issued at a discount to the principal amount to be repaid at maturity and have a remaining maturity of 60 days or less; or (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within five business days.
A taxable money market fund may not acquire any security other than a “daily liquid asset” unless, immediately following such purchase, at least 10% of its total assets would be invested in daily liquid assets and no money market fund may acquire any security other than a “weekly liquid asset” unless, immediately following such purchase, at least 30% of its total assets would be invested in weekly liquid assets.
liquidity-enhanced security  The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity  The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
46

municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
repurchase agreement  (also known as a “repo”) The sale of a security combined with a simultaneous agreement to repurchase it at a predetermined date and price.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
Tier 1, Tier 2  Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
variable rate demand obligations (VRDOs)  Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
weighted average life (WAL)  For money market mutual funds as per rule 2a-7, the weighted average life calculation takes into account either the final maturity date for each security held in the portfolio or, when relevant, the date of the next demand feature (when the fund is scheduled to receive payment of principal and interest after a demand). Money funds are required to maintain a weighted average life of no more than 120 days. Weighted average life for all Schwab money market funds is available in each fund’s monthly schedule of portfolio holdings at www.schwabfunds.com/prospectus and also available in each fund’s Form N-MFP on the SEC’s website at www.sec.gov immediately upon filing.
weighted average maturity (WAM)  For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.
47

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.
Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.csimfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.csimfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.
The Schwab Funds Family®
Stock Funds
Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™
Schwab Hedged Equity Fund™
Schwab Health Care Fund™
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund™
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund™
Schwab MarketTrack All Equity Portfolio™
Schwab MarketTrack Growth Portfolio™
Schwab MarketTrack Balanced Portfolio™
Schwab MarketTrack Conservative Portfolio™
Schwab Target Funds
Schwab Target Index Funds
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout
Bond Funds
Schwab Short-Term Bond Market Fund™
Schwab Intermediate-Term Bond Fund™
Schwab Total Bond Market Fund™
Schwab GNMA Fund™
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fund™
Schwab California Tax-Free Bond Fund™
Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Some are linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.
[1]	You could lose money by investing in a money market fund. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Effective October 14, 2016, all Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The money market fund's sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-800-435-4000
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2016 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR13605-20
00169739

Semiannual report dated June 30, 2016, enclosed.
Schwab Retirement Government Money Fund™

This wrapper is not part of the shareholder report.

Schwab Retirement Government Money Fund™
Semiannual Report
June 30, 2016

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

From the President
Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the fund covered in this report.
Dear Shareholder,
The six-month reporting period ended June 30, 2016, was marked by historically low interest rates that continued to suppress money market fund yields. Some money market fund yields got a lift after the Federal Reserve (Fed) hiked the federal funds rate in December 2015 for the first time in nearly a decade, and many economists anticipated that the Fed would follow with more increases in 2016. Instead, the Fed left rates unchanged in the face of slower-than-expected economic growth at home and unanticipated developments abroad, including the United Kingdom’s vote in late June to leave the European Union, also known as Brexit.
While these developments may keep money market fund yields from rising much further for the immediate future, it is important to remember that yield is only one facet of owning such investments. The Schwab Retirement Government Money Fund, launched in May of this year, is designed to offer investors stability of capital and liquidity, in addition to yield. Employing extensive credit research and professional money management, we actively manage the fund to address these characteristics in different types of rate and market environments.
We have also added to our online resources to increase transparency and clarity for investors. Pursuant to new Securities and Exchange Commission (SEC) regulations governing the money market fund industry, our website now includes information on the daily and weekly liquid assets of the Schwab Money Funds, net inflows and outflows for the funds, and the current net asset value (NAV) and market-based NAV per share. These reporting changes and disclosure changes are intended to provide additional information. Furthermore, Charles Schwab Investment Management is well-positioned to be in compliance with other SEC regulations when they go into effect on October 14, 2016, and we will continue to offer a strong lineup of money market funds that appeal to both retail and institutional investors.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab Retirement Government Money Fund, please continue reading this report or you can find further details about this fund by visiting our website at www.csimfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,

The six-month reporting period ended June 30, 2016, was marked by historically low interest rates that continued to suppress money market fund yields.

Schwab Retirement Government Money Fund1

The Investment Environment
Over the six-month reporting period ended June 30, 2016, yields on taxable money market funds remained low as the Federal Reserve (Fed) left the federal funds rate in a target range of 0.25% to 0.50%. When the Fed first raised short-term interest rates in December 2015, the U.S. economy was showing signs of stability and Fed officials had expectations of four additional rate increases in 2016. However, with concerns about the global economy increasing amidst sharply fluctuating oil and commodity prices, falling U.S. corporate profits, and financial turmoil in China, the likelihood of future increases diminished. The Fed left the federal funds rate unchanged at meetings in January, March, April, and June, at which point one rate increase was expected by the end of the year.
However, the results of the United Kingdom (U.K.) referendum regarding membership in the European Union (EU), also known as Brexit, further complicated the expected pace of future short-term interest rate increases. In the week following the Fed’s June meeting, the U.K. unexpectedly voted to leave the EU, triggering a sharp selloff in global equity markets and increasing overall market volatility. Immediately after this decision was announced, the British pound depreciated by more than 7% and shares of many global banks fell, while longer-term Treasury yields dropped and U.K. and European bank credit spreads widened. Though many believed this referendum resulted in more political uncertainty rather than a financial crisis, global growth concerns intensified as the reporting period came to a close. With the full impact of Brexit still unknown, market expectations indicated there was only a 50% chance of a single short-term interest rate increase before June 2017.
While moves toward tighter monetary policy in the U.S. stalled over the reporting period, many other countries’ central banks maintained or increased accommodative policy measures to combat struggling economic growth. Over the reporting period, the People’s Bank of China lowered the reserve requirement for banks, which increased the funds available for banks to make loans. The European Central Bank kept its overnight deposit facility rate negative and expanded its asset purchase program, and the Bank of Japan introduced sub-zero interest rates in February. Additionally, in response to Brexit, Bank of England governor Mark Carney suggested that some monetary policy easing in the U.K. could be necessary in the coming months, though no policy changes had been made as of the end of the reporting period.
Overall, yields on U.S. Treasuries remained low for the first six months of 2016. Short-term rates, which are influenced by Fed policy, stayed relatively stable as the Fed left the federal funds rate unchanged at each of its meetings over the six-month reporting period. Longer-term yields, by comparison, are driven more by economic growth and inflation expectations. As both growth and inflation remained muted over the reporting period, longer-term yields generally declined. Despite these low yields, demand for U.S. Treasuries remained strong. The yields on many international government-backed securities were even lower than those in the U.S., with some in negative territory, which increased the relative appeal of U.S. Treasuries.
Management views may have changed since the report date.
2Schwab Retirement Government Money Fund

Fund Management
Linda Klingman, Vice President and Head of Taxable Money Market Strategies, leads the portfolio management team of Schwab’s prime and government taxable money funds. Ms. Klingman also has overall responsibility for all aspects of the management of the fund. Prior to joining CSIM in 1990, Ms. Klingman was a senior money market trader with AIM Management. She has managed money market funds since 1988.

Lynn Paschen, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day management of the fund. Prior to joining CSIM in 2011, Ms. Paschen held a number of positions at American Century Investments. She most recently was a portfolio manager, and from 2000 to 2003 worked as a fixed income trader. She has managed money market funds since 2003.

Jonathan Roman, Portfolio Manager, is responsible for the day-to-day co-management of the fund. Mr. Roman has been a portfolio manager with CSIM since 2010, and has held a number of positions at the firm since beginning his tenure in 2005. In 2009, he joined the Portfolio Management group as a Trader, and prior to that he worked in the Portfolio Operations and Analytics group providing trading support to the taxable money market desk.
Schwab Retirement Government Money Fund3

Schwab Retirement Government Money Fund
The Schwab Retirement Government Money Fund (the fund) seeks current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in U.S. government securities such as U.S. Treasury bills and notes, other obligations that are issued by the U.S. government, its agencies, or instrumentalities, repurchase agreements that are collateralized fully by cash and/or U.S. government securities, and obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies, or instrumentalities. The fund intends to operate as a government money market fund under the regulations governing money market funds. The fund will invest at least 99.5% of its total assets in cash, U.S. government securities and/or repurchase agreements that are collateralized fully by cash and/or U.S. government securities; under normal circumstances, at least 80% of the fund’s net assets will be invested solely in U.S. government securities including repurchase agreements (excluding cash). For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
As yields on money market securities remained historically low, the fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses for the reporting period of fund inception, May 17, 2016, to June 30, 2016, to help the fund maintain a non-negative net yield. For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.
As a government money market fund, the fund's Board of Trustees (the Board) has determined not to subject the fund to a liquidity fee and/or a redemption gate on fund redemptions. Please note that the Board has reserved its ability to change this determination with respect to liquidity fees and/or redemption gates, but only after providing appropriate prior notice to shareholders.
Market Highlights. For the six-month reporting period ended June 30, 2016, bouts of volatility persisted in most markets, both in the U.S. and abroad. Concerns remained about China’s economic slowdown, while oil prices fluctuated throughout the first half of 2016 in response to supply level changes, central bank policy, and currency movements. After the Fed raised the federal funds rate in December 2015, Fed officials and many investors expected several additional rate hikes in the coming months. However, with mixed U.S. economic data and concerns regarding the U.K. referendum to leave the EU, also known as Brexit, the Fed left short-term interest rates unchanged.
Additionally, as part of the initial rate increase in December 2015, the Fed’s overnight Reverse Repurchase Facility is now being used as a tool for policy implementation, and has successfully provided support for the federal funds target range. Through the sale and repurchase of securities at a current market rate, the goal of the facility is to establish a floor for short-term interest rates.
Available supply of money market securities largely remains constrained as stricter regulatory mandates have increased the costs of selling short-term securities for many issuers. These higher costs and persistently low interest rates have instead encouraged the issuance of longer-term securities, most of which are not money market eligible. At the same time, money market funds are required to maintain high levels of liquidity through the holding of shorter-term securities (overnight to one week), creating a mismatch in funding directives between issuers and money market funds.
Performance, Positioning, and Strategies.  Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved. Rates on short-term government securities fluctuated during the period, driven by seasonal changes in supply and uncertainty surrounding future Fed short-term interest rate hikes. In anticipation of fewer rate increases in 2016, the weighted average maturity (WAM) of the fund was generally extended over the reporting period. Reflecting these strategies, the fund’s WAM started the reporting period at 35 days and ended at 38 days.
As of 6/30/16:
Portfolio Composition By Maturity[1]
% of investments
1-7 Days	37.7%
31-60 Days	39.9%
61-90 Days	16.4%
91-180 Days	6.0%
Total	100.0%
Statistics
Weighted Average Maturity[2]	38 Days
Credit Quality Of Holdings[3] % of portfolio	100% Tier 1
Portfolio Composition by Security Type
% of investments
U.S. Government Agency Debt	59.8%
U.S. Treasury Debt	2.5%
Repurchase Agreement
U.S. Government Agency	29.9%
U.S.Treasury	7.8%
Total	100.0%
Management views and portfolio holdings may have changed since the report date.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Tier 1 securities are rated in the highest short-term rating category by two nationally recognized statistical rating organizations (NRSROs), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by CSIM pursuant to guidelines adopted by the Board of Trustees. Money market fund shares and U.S. government securities are also Tier 1 securities. The fund uses NRSRO credit ratings from Standard & Poor’s Financial Services LLC, Moody’s Investors Service, Fitch, Inc., and/or DBRS. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.
4Schwab Retirement Government Money Fund

Performance and Fund Facts as of 6/30/16
The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.csimfunds.com/schwabfunds_prospectus.

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
Schwab Retirement Government Money Fund
Ticker Symbol	SNRXX
Minimum Initial Investment[1]	$10,000,000
Seven-Day Yield[2]	0.22%
Seven-Day Yield–Without Contractual Expense Limitation[3,4]	-2.21%
Seven-Day Effective Yield[2]	0.22%
You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit the total annual fund operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a non-negative net yield for the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver, the fund’s yield would have been lower. For additional details, see financial note 4.
[3]	Yield does not reflect the effect of the contractual expense limitation.
[4]	Yield is impacted by current gross operating expenses, which reflect the fund's current net assets.
Schwab Retirement Government Money Fund5

Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. The Hypothetical expense examples are based on an investment of $1,000 invested for the six months beginning January 1, 2016 and held through June 30, 2016. The Actual expense examples are based on an investment of $1,000 invested for the period beginning from commencement of operations on May 17, 2016 and held through June 30, 2016.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio[1] (Annualized)	Beginning Account Value at 5/17/16	Ending Account Value (Net of Expenses) at 6/30/16	Expenses Paid During Period[2,3] 5/17/16–6/30/16
Schwab Retirement Government Money Fund
Actual Return	0.20%	$1,000.00	$1,000.20	$0.25
Hypothetical 5% Return	0.20%	$1,000.00	$1,023.91	$1.01

[1]	The expense ratio provided is for the period from 5/17/16 (commencement of operations) through 6/30/16. See financial note 4.
[2]	Actual expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the [45] days of the period from commencement of operations on 5/17/16 through 6/30/16, and divided by 366 days of the fiscal year.
[3]	Hypothetical expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 182 days of the period, and divided by 366 days of the fiscal year.
6Schwab Retirement Government Money Fund

Schwab Retirement Government Money Fund
Financial Statements
Financial Highlights
5/17/16 [1]– 6/30/16*
Per-Share Data
Net asset value at beginning of period	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [2],[3]
Net realized and unrealized gains (losses)	—
Total from investment operations	0.00 [3]
Less distributions:
Distributions from net investment income	(0.00) [3]
Net asset value at end of period	$1.00
Total return	0.02% [4]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.20% [5]
Gross operating expenses	2.68% [5],[6]
Net investment income (loss)	0.15% [5]
Net assets, end of period (x 1,000,000)	$10

*	Unaudited.
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Per-share amount was less than $0.005.
4
Not annualized.
5
Annualized.
6
Gross operating expenses reflect the fund's current net assets.
See financial notes    7

Schwab Retirement Government Money Fund
Portfolio Holdings  as of June 30, 2016 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available immediately upon filing. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund's website at www.csimfunds.com/schwabfunds_prospectus along with a link to the fund's Form N-MFP filings on the SEC's website.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
59.9%	Fixed-Rate Obligations	5,996,980	5,996,980
2.5%	Variable-Rate Obligations	249,998	249,998
37.8%	Repurchase Agreements	3,778,623	3,778,623
100.2%	Total Investments	10,025,601	10,025,601
(0.2%)	Other Assets and Liabilities, Net		(20,659)
100.0%	Net Assets		10,004,942

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 59.9% of net assets
U.S. Government Agency Debt 57.4%
FEDERAL HOME LOAN BANKS		0.34%		08/12/16	3,500,000	3,498,608
		0.43%		08/19/16	250,000	249,854
		0.47%		08/31/16	250,000	249,803
		0.39%		09/06/16	150,000	149,891
		0.38%		09/22/16	250,000	249,781
		0.40%		09/27/16	1,000,000	999,022
FEDERAL HOME LOAN MORTGAGE CORPORATION		0.45%		11/16/16	100,000	99,827
FEDERAL NATIONAL MORTGAGE ASSOCIATION		0.43%		10/05/16	250,000	249,713
						5,746,499
U.S. Treasury Debt 2.5%
UNITED STATES TREASURY		1.00%		10/31/16	250,000	250,481
Total Fixed-Rate Obligations
(Cost $5,996,980)						5,996,980

Variable-Rate Obligations 2.5% of net assets
U.S. Government Agency Debt 2.5%
FEDERAL HOME LOAN BANKS		0.48%	08/16/16	05/16/17	250,000	249,998
Total Variable-Rate Obligations
(Cost $249,998)						249,998
8    See financial notes

Schwab Retirement Government Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 37.8% of net assets
U.S. Government Agency Repurchase Agreements* 30.0%
JP MORGAN SECURITIES LLC
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Government Agency Securities valued at $1,030,000, 2.75% - 3.50%, due 04/01/32 - 07/01/42)		0.45%		07/01/16	1,000,013	1,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Government Agency Securities valued at $1,030,001, 2.70%, due 07/25/45)		0.44%		07/01/16	1,000,012	1,000,000
MIZUHO SECURITIES USA INC
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Treasury Securities valued at $1,020,037, 2.63%, due 11/15/20)		0.54%		07/01/16	1,000,015	1,000,000
						3,000,000
U.S. Treasury Repurchase Agreement 7.8%
BARCLAYS CAPITAL INC
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Treasury Securities valued at $794,205, 2.25% - 4.25%, due 03/31/21 - 05/15/39)		0.40%		07/01/16	778,632	778,623
Total Repurchase Agreements
(Cost $3,778,623)						3,778,623

End of Investments.

At 06/30/16, the tax basis cost of the fund's investments was $10,025,601.
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.

At June 30, 2016, all of the fund's investment securities were classified as Level 2. The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2016. The breakdown of the fund's investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
See financial notes    9

Schwab Retirement Government Money Fund
Statement of
Assets and Liabilities
As of June 30, 2016; unaudited
Assets
Investments, at cost and value		$6,246,978
Repurchase agreements, at cost and value	+	3,778,623
Total investments, at cost and value (Note 2a)		10,025,601
Receivables:
Receivable from investment adviser		4,074
Interest		623
Prepaid expenses	+	550
Total assets		10,030,848
Liabilities
Payables:
Independent trustees' fees		3,101
Distributions to shareholders		767
Accrued expenses	+	22,038
Total liabilities		25,906
Net Assets
Total assets		10,030,848
Total liabilities	–	25,906
Net assets		$10,004,942
Net Assets by Source
Capital received from investors		10,004,942

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$10,004,942		10,004,942		$1.00

10    See financial notes

Schwab Retirement Government Money Fund
Statement of
Operations
For the period May 17, 2016* through June 30, 2016; unaudited
Investment Income
Interest		$4,333
Expenses
Investment adviser and administrator fees		4,304
Custodian fees		9,825
Portfolio accounting fees		8,843
Professional fees		4,019
Independent trustees' fees		3,101
Shareholder reports		1,965
Transfer agent fees		629
Other expenses	+	269
Total expenses		32,955
Expense reduction by CSIM and its affiliates	–	30,496
Net expenses	–	2,459
Net investment income		1,874
Increase in net assets resulting from operations		$1,874
*	Commencement of operations.
See financial notes    11

Schwab Retirement Government Money Fund
Statement of
Changes in Net Assets
For the current period only. Because the fund commenced operations on May 17, 2016, it has no prior report period.
Figures for the current period are unaudited
Operations
	5/17/16*-6/30/16
Net investment income	+	$1,874
Increase in net assets from operations		1,874
Distributions to Shareholders
Distributions from net investment income		(1,874)
Transactions in Fund Shares**
Shares sold		10,003,835
Shares reinvested	+	1,107
Net transactions in fund shares		10,004,942
Net Assets
Beginning of period		—
Total increase	+	10,004,942
End of period		$10,004,942
*	Commencement of operations.
**	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
12    See financial notes

Schwab Retirement Government Money Fund
Financial Notes, unaudited
1. Business Structure of the Fund:
Schwab Retirement Government Money Fund is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
The Charles Schwab Family of Funds (organized October 20, 1989)	Schwab Variable Share Price Money Fund™
Schwab Money Market Fund™	Schwab Retirement Government Money Fund
Schwab Government Money Fund™	Schwab Municipal Money Fund™
Schwab U.S. Treasury Money Fund™	Schwab AMT Tax-Free Money Fund™
Schwab Treasury Obligations Money Fund™	Schwab California Municipal Money Fund™
Schwab Value Advantage Money Fund®	Schwab New York Municipal Money Fund™
Schwab Advisor Cash Reserves	Schwab New Jersey Municipal Money Fund™
Schwab Cash Reserves™	Schwab Pennsylvania Municipal Money Fund™
Schwab Retirement Advantage Money Fund®	Schwab Massachusetts Municipal Money Fund™
Schwab Investor Money Fund®

Schwab Retirement Government Money Fund offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds' Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund commenced operations on May 17, 2016.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.
2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the
13

Schwab Retirement Government Money Fund
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•  Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund's results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The fund mitigates this risk by ensuring that a fund's repurchase agreements are collateralized by cash and/or U.S. government securities. All collateral is held by the fund's custodian (or, with multi-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.
As of June 30, 2016, the fund had investments in repurchase agreements with a gross value of $3,778,623 as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities. The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
Delayed-Delivery Transactions: The fund may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The fund will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. The fund will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations, if any.
14

Schwab Retirement Government Money Fund
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If the fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium and accretes discounts to the security’s call date and price, rather than the maturity date and price.
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.
For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.
(f) Agency Mortgage-Backed Securities Charges:
Due to market conditions or other reasons, delivery of U.S. Treasury securities, agency debt and agency mortgage-backed securities may not occur on a timely basis. In these instances, a fund may fail to receive a security purchased causing the fund to be unable to deliver a security sold. The Treasury Market Practices Group recommends voluntary fail charges when securities are not delivered as agreed by the parties.
(g) Distributions to Shareholders:
The fund declares distributions from net investment income, if any, every day it is open for business. These distributions, which are substantially equal to the fund's net investment income for that day, are paid out to shareholders once a month. The fund makes distributions from net realized capital gains, if any, once a year.
(h) Custody Credit:
The fund has an arrangement with its custodian bank, State Street Bank and Trust Company (State Street), under which the fund may receive a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.
(i) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(j) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
15

Schwab Retirement Government Money Fund
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
(k) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
3. Risk Factors:
Investment Risk. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also will be low or may even be negative, which may make it difficult for the fund to pay expenses out of fund assets or maintain a stable $1.00 share price. Because interest rates in the United States are near historically low levels, a change in a central bank’s monetary policy or improving economic conditions may result in an increase in interest rates. A sudden or unpredictable rise in interest rates may cause volatility in the market and may decrease liquidity in the money market securities markets, making it more difficult for the fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of a fund’s money market securities holdings.
Stable Net Asset Value Risk. If the fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price. The fund is permitted, among other things, to reduce or withhold any income and/or gains generated from its portfolio to maintain a stable $1.00 share price.
Repurchase Agreements Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counterparty) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security.
Credit Risk. The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. The fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor, liquidity provider or counterparty of a portfolio investment fails to honor its obligations. Even though the fund's investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. Negative perceptions of the ability of an issuer, guarantor, liquidity provider or counterparty to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of the fund's portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund's share price or yield to fall.
Certain of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency since September 2008, the Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac) maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to the shares of the fund itself.
16

Schwab Retirement Government Money Fund
Financial Notes, unaudited (continued)
3. Risk Factors (continued):
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its objective. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag those of other money market funds.
Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Fund Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.
4. Affiliates and Affiliated Transactions:
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of the fund’s average daily net assets as follows:
Average Daily Net Assets
First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%
For the period ended June 30, 2016, the aggregate advisory fee paid to CSIM by the fund was 0.35%, as a percentage of the fund's average daily net assets.
CSIM has agreed to pay all offering costs and will not recoup the costs from the fund.
Contractual Expense Limitation
CSIM and its affiliates have made an additional agreement with the Schwab Retirement Government Money Fund, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation) to 0.20% through April 29, 2018.
Voluntary Yield Waiver/Reimbursement
CSIM and its affiliates also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for the fund.
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds/portfolios. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.
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Schwab Retirement Government Money Fund
Financial Notes, unaudited (continued)
4. Affiliates and Affiliated Transactions (continued):
Certain accounts or CSIM affiliates may from time to time own (beneficially or of record) or control a significant percentage of a fund's shares. Redemptions by these shareholders of their holdings in a fund may impact the fund's liquidity and NAV. These redemptions may also force the fund to sell securities, which may negatively impact the fund's brokerage costs. Please refer to note 3 for more information on redemption risk. As of June 30, 2016, one shareholder of the fund owned 99.9% of the fund's outstanding shares.
5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.
6. Borrowing from Banks:
The fund is a participant with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $530 million line of credit (the Credit Facility), with State Street as agent, which matures on October 6, 2016. Under the terms of the Credit Facility, in addition to the interest charged on any borrowings by a fund, the fund pays a commitment fee of 0.125% per annum on its proportionate share of the unused portion of the Credit Facility. There were no borrowings from the line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.
7. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Investment Advisory Agreement Approval

Initial Approval of Investment Advisory Agreement
The Board of Trustees (the “Board” or the “Trustees”, as appropriate) called and held a meeting on February 23, 2016, in part, for the purpose of considering whether to appoint Charles Schwab Investment Management, Inc. (“CSIM”) as investment adviser to Schwab Retirement Government Money Fund (the “Fund”) under the investment advisory agreement between The Charles Schwab Family of Funds (the “Trust’) and CSIM (the “Agreement”). In preparation for the meeting, the Board requested and reviewed a variety of materials provided by CSIM with respect to the services to be provided to the Fund under the Agreement including information about affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. In recognition of the fact that the Fund had not yet commenced operations, the Board also took into account the detailed information about other funds within the Trust that the Board reviews during the course of each year, including information that relates to fund operations and fund performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. The Independent Trustees receive advice from independent counsel to the Independent Trustees. In addition, the Independent Trustees met in executive session outside the presence of fund management and participated in question and answer sessions with representatives of CSIM.
The Board, including a majority of the Independent Trustees, approved the Agreement with respect to the Fund. The Board’s approval was based on consideration and evaluation of a variety of specific factors discussed at this meeting, including:
1.	the nature, extent and quality of the services to be provided to the Fund under the Agreement, including the resources of CSIM and its affiliates will dedicate to the Fund;
2.	CSIM’s investment performance in managing other funds having relevant investment objectives and strategies;
3.	the Fund’s estimated expenses and how those expenses compare to those of certain other comparable mutual funds;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to management of other funds, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement relating to the Fund reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services to be provided by CSIM to the Fund and the resources of CSIM and its affiliates will dedicate to the Fund. In this regard, the Trustees evaluated, among other things, CSIM’s experience, track record, compliance program, resources dedicated to hiring and retaining qualified personnel, and information security resources. The Trustees also considered the fact that Schwab’s wide range of products, services and channel alternatives such as investment research tools and Internet access and an array of account features that may be expected to benefit the Fund and certain of its shareholders. The Trustees also considered Schwab’s reputation as a full service brokerage firm and its overall financial condition. Following such evaluation, the Board concluded, within the context of its full deliberations that the nature, extent and quality of services to be provided by CSIM to the Fund and the resources of CSIM and its affiliates will dedicate to the Fund supported approval of the Agreement with respect to the Fund.
Fund Performance. With regard to Fund performance, since the Fund had not commenced operations and therefore did not have any performance of its own, the Board considered performance of other funds advised by CSIM having comparable investment objectives in determining whether to approve the Agreement with respect to the Fund. The Trustees also considered the risk profile for the Fund. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of CSIM supported approval of the Agreement with respect to the Fund.
Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement, and the Fund’s estimated net operating expense ratio in comparison to those of other comparable mutual funds. The Trustees also considered CSIM and Schwab’s commitment to waive management and other fees to prevent total Fund expenses from exceeding a specified cap as well as using voluntary waivers to maintain a certain yield, which CSIM has committed not to recoup. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as exchange-traded funds and separately managed accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these types of accounts, and any

19

differences in the nature and scope of the services CSIM provides to these other accounts, as well as differences in the market for these types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported approval of the Agreement with respect to the Fund.
Profitability. The Trustees considered the compensation flowing to CSIM and its affiliates directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. The Trustees also considered any other benefits derived by CSIM from its relationship with the Fund, such as whether, by virtue of its management of the Fund, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the expected profitability of CSIM, albeit uncertain, is reasonable and supported approval of the Agreement with respect to the Fund.
Economies of Scale. Recognizing that the Fund had not yet commenced operations and had no assets, the Trustees considered the possible development of any economies of scale and whether those could be expected to be passed along to the Fund’s shareholders through various efficiencies that may result from increases in the Fund’s assets. The Board considered CSIM’s expectation that economies of scale will be shared by way of CSIM and Schwab’s previously negotiated commitment relating to: (i) reductions of contractual advisory fees or addition of breakpoints for certain funds within the fund complex, (ii) implementation, by means of expense limitation agreement, of additional reductions in net overall expenses for certain funds, and (iii) future net total operating expense reductions for taxable money funds as a group (excluding certain share classes) when aggregate assets of such group of funds exceed certain levels. The Trustees also considered contractual investment advisory fee schedules with respect to the Fund that include lower fees at higher graduated asset levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund may be expected to obtain reasonable benefit from economies of scale if such economies develop.
In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the Agreement as it relates to the Fund and concluded that the compensation under the Agreement relating to the Fund is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.
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Trustees and Officers
The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 108 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund's Statement of Additional Information, which is available free by calling 1-800-435-4000.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) and President, PIMCO Funds.	108	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	108	Director, Gilead Sciences, Inc. (2005 – present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	108	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	108	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	108	Director, KLA-Tencor Corporation (2008 – present)
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	108	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	108	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	108	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	108	Board Member and Chairman of the Audit Committee, Ionis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); and Director, Schwab Holdings, Inc. (May 2008 – present).	108	Director, The Charles Schwab Corporation (2008 – present)
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Interested Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).	108	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Senior Executive Vice President and Chief Financial Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (July 2015 – present); Executive Vice President and Chief Financial Officer of The Charles Schwab Corporation and Charles Schwab & Co., Inc. (May 2007 – July 2015); Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director, Executive Vice President and Chief Financial Officer, Schwab Holdings, Inc. (May 2007 – present).	108	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha, and Mr. Martinetto are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Glossary
144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
agency discount notes  Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.
asset-backed commercial paper  A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies.
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
collateralized mortgage obligation (CMO)  A type of security that is collateralized by pools of mortgages backed by government agencies or private issuers (non-agency). The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests, known as tranches. Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates.
commercial paper  Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
corporate note  An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings  Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk  The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity  See weighted average maturity.
effective yield  A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
exchange-traded fund (ETF)  An investment fund that tracks an index, a commodity or a basket of assets, and trades on an exchange.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
illiquid securities  Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest  Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
liquid assets Daily liquid assets  include (i) cash, (ii) direct obligations of the U.S. Government; or (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within one business day. Weekly liquid assets  include (i) cash; (ii) direct obligations of the U.S. Government; (iii) Government securities issued by a person controlled or supervised by and acting as an instrumentality of the Government of the United States pursuant to authority granted by the Congress of the United States, that are issued at a discount to the principal amount to be repaid at maturity and have a remaining maturity of 60 days or less; or (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within five business days.
A taxable money market fund may not acquire any security other than a “daily liquid asset” unless, immediately following such purchase, at least 10% of its total assets would be invested in daily liquid assets and no money market fund may acquire any security other than a “weekly liquid asset” unless, immediately following such purchase, at least 30% of its total assets would be invested in weekly liquid assets.
liquidity-enhanced security  The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity  The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
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municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
repurchase agreement  (also known as a “repo”) The sale of a security combined with a simultaneous agreement to repurchase it at a predetermined date and price.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
Tier 1, Tier 2  Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
variable rate demand obligations (VRDOs)  Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
weighted average life (WAL)  For money market mutual funds as per rule 2a-7, the weighted average life calculation takes into account either the final maturity date for each security held in the portfolio or, when relevant, the date of the next demand feature (when the fund is scheduled to receive payment of principal and interest after a demand). Money funds are required to maintain a weighted average life of no more than 120 days. Weighted average life for all Schwab money market funds is available in each fund’s monthly schedule of portfolio holdings at www.schwabfunds.com/prospectus and also available in each fund’s Form N-MFP on the SEC’s website at www.sec.gov immediately upon filing.
weighted average maturity (WAM)  For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.
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Notes

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.
Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.csimfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.csimfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.
The Schwab Funds Family®
Stock Funds
Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™
Schwab Hedged Equity Fund™
Schwab Health Care Fund™
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund™
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund™
Schwab MarketTrack All Equity Portfolio™
Schwab MarketTrack Growth Portfolio™
Schwab MarketTrack Balanced Portfolio™
Schwab MarketTrack Conservative Portfolio™
Schwab Target Funds
Schwab Target Index Funds
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout
Bond Funds
Schwab Short-Term Bond Market Fund™
Schwab Intermediate-Term Bond Fund™
Schwab Total Bond Market Fund™
Schwab GNMA Fund™
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fund™
Schwab California Tax-Free Bond Fund™
Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Some are linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.
[1]	You could lose money by investing in a money market fund. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Effective October 14, 2016, all Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The money market fund's sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-800-435-4000
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2016 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR92571-00
00169741

Semiannual report dated June 30, 2016, enclosed.
Schwab Taxable Money Funds

Schwab Government
Money Fund™
Schwab U.S. Treasury
Money Fund™
(closed to new investors)
Schwab Treasury Obligations
Money Fund™
Schwab Value Advantage
Money Fund®

This wrapper is not part of the shareholder report.

Schwab Taxable Money Funds
Semiannual Report
June 30, 2016
Schwab Government
Money Fund™
Schwab U.S. Treasury
Money Fund™
(closed to new investors)
Schwab Treasury Obligations
Money Fund™
Schwab Value Advantage
Money Fund®

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

From the President
Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.
Dear Shareholder,
The six-month reporting period ended June 30, 2016, was marked by a modest rise in the yields of our Schwab Taxable Money Funds. Some money market fund yields got a lift after the Federal Reserve (Fed) hiked the federal funds rate in December 2015 for the first time in nearly a decade, and many economists anticipated that the Fed would follow with more increases in 2016. Instead, the Fed left rates unchanged in the face of slower-than-expected economic growth at home and unanticipated developments abroad, including the United Kingdom’s vote in late June to leave the European Union, also known as Brexit.
While these developments may keep money market fund yields from rising much further for the immediate future, it is important to remember that yield is only one facet of owning such investments. Our Schwab Taxable Money Funds are designed to offer investors stability of capital and liquidity, in addition to yield. Employing extensive credit research and professional money management, we actively manage the funds to address these characteristics in different types of rate and market environments.
We have also added to our online resources to increase transparency and clarity for investors. Pursuant to new Securities and Exchange Commission (SEC) regulations governing the money market fund industry, our website now includes information on the daily and weekly liquid assets of the Schwab Money Funds, net inflows and outflows for the funds, and the current net asset value (NAV) and market-based NAV per share. These reporting changes and disclosure changes are intended to provide additional information. Furthermore, Charles Schwab Investment Management is well-positioned to be in compliance with other SEC regulations when they go into effect on October 14, 2016, and we will continue to offer a strong lineup of money market funds that appeal to both retail and institutional investors.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab Taxable Money Funds, please continue reading this report or you can find further details about these funds by visiting our website at www.csimfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,

The six-month reporting period ended June 30, 2016, was marked by a modest rise in the yields of our Schwab Taxable Money Funds.

Schwab Taxable Money Funds1

The Investment Environment
Over the six-month reporting period ended June 30, 2016, yields on taxable money market funds remained low as the Federal Reserve (Fed) left the federal funds rate in a target range of 0.25% to 0.50%. When the Fed first raised short-term interest rates in December 2015, the U.S. economy was showing signs of stability and Fed officials had expectations of four additional rate increases in 2016. However, with concerns about the global economy increasing amidst sharply fluctuating oil and commodity prices, falling U.S. corporate profits, and financial turmoil in China, the likelihood of future increases diminished. The Fed left the federal funds rate unchanged at meetings in January, March, April, and June, at which point one rate increase was expected by the end of the year.
However, the results of the United Kingdom (U.K.) referendum regarding membership in the European Union (EU), also known as Brexit, further complicated the expected pace of future short-term interest rate increases. In the week following the Fed’s June meeting, the U.K. unexpectedly voted to leave the EU, triggering a sharp selloff in global equity markets and increasing overall market volatility. Immediately after this decision was announced, the British pound depreciated by more than 7% and shares of many global banks fell, while longer-term Treasury yields dropped and U.K. and European bank credit spreads widened. Though many believed this referendum resulted in more political uncertainty rather than a financial crisis, global growth concerns intensified as the reporting period came to a close. With the full impact of Brexit still unknown, market expectations indicated there was only a 50% chance of a single short-term interest rate increase before June 2017.
While moves toward tighter monetary policy in the U.S. stalled over the reporting period, many other countries’ central banks maintained or increased accommodative policy measures to combat struggling economic growth. Over the reporting period, the People’s Bank of China lowered the reserve requirement for banks, which increased the funds available for banks to make loans. The European Central Bank kept its overnight deposit facility rate negative and expanded its asset purchase program, and the Bank of Japan introduced sub-zero interest rates in February. Additionally, in response to Brexit, Bank of England governor Mark Carney suggested that some monetary policy easing in the U.K. could be necessary in the coming months, though no policy changes had been made as of the end of the reporting period.
Overall, yields on U.S. Treasuries remained low for the first six months of 2016. Short-term rates, which are influenced by Fed policy, stayed relatively stable as the Fed left the federal funds rate unchanged at each of its meetings over the six-month reporting period. Longer-term yields, by comparison, are driven more by economic growth and inflation expectations. As both growth and inflation remained muted over the reporting period, longer-term yields generally declined. Despite these low yields, demand for U.S. Treasuries remained strong. The yields on many international government-backed securities were even lower than those in the U.S., with some in negative territory, which increased the relative appeal of U.S. Treasuries.
Management views may have changed since the report date.
2Schwab Taxable Money Funds

Fund Management
Linda Klingman, Vice President and Head of Taxable Money Market Strategies, leads the portfolio management team of Schwab’s prime and government taxable money funds. Ms. Klingman also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 1990, Ms. Klingman was a senior money market trader with AIM Management. She has managed money market funds since 1988.

Lynn Paschen, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day management of the Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, and Schwab Treasury Obligations Money Fund. Prior to joining CSIM in 2011, Ms. Paschen held a number of positions at American Century Investments. She most recently was a portfolio manager, and from 2000 to 2003 worked as a fixed income trader. She has managed money market funds since 2003.

Michael Lin, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Value Advantage Money Fund. Mr. Lin has been a portfolio manager with CSIM since 2006, and also worked in CSIM’s Fund Administration group for nearly four years, where he focused on security pricing and valuation of Schwab Funds. Prior to joining CSIM, he spent three years at American Century Investments, most recently as a senior trader of the taxable money market funds.

Jonathan Roman, Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Value Advantage Money Fund. Mr. Roman has been a portfolio manager with CSIM since 2010, and has held a number of positions at the firm since beginning his tenure in 2005. In 2009, he joined the Portfolio Management group as a Trader, and prior to that he worked in the Portfolio Operations and Analytics group providing trading support to the taxable money market desk.

Jonathan Feske, CFA, Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Value Advantage Money Fund. He previously was responsible for credit and investment research for global banks for CSIM’s taxable bond and money funds. Prior to joining CSIM in 2011, Mr. Feske was a high-yield bond analyst for more than two years at Miller Tabak Roberts Securities, a boutique corporate bond broker-dealer, which is now part of GMP Capital. He covered both U.S. and emerging market credits, focusing on distressed situations in various industrial sectors. Previously, Mr. Feske was employed in the securities industry as an equity trader for three years.
Schwab Taxable Money Funds3

Schwab Government Money Fund
The Schwab Government Money Fund (the fund) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in U.S. government securities such as U.S. Treasury bills and notes, other obligations that are issued by the U.S. government, its agencies, or instrumentalities, repurchase agreements that are collateralized fully by cash and/or U.S. government securities, and obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies, or instrumentalities. The fund intends to operate as a government money market fund under the regulations governing money market funds. The fund will invest at least 99.5% of its total assets in cash, U.S. government securities and/or repurchase agreements that are collateralized fully by cash and/or U.S. government securities; under normal circumstances, at least 80% of the fund’s net assets will be invested solely in U.S. government securities including repurchase agreements (excluding cash). For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
As yields on money market securities remained historically low, the fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses for the six-month reporting period ended June 30, 2016, to help the fund maintain a non-negative net yield. For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.
As a government money market fund, the fund's Board of Trustees (the Board) has determined not to subject the fund to a liquidity fee and/or a redemption gate on fund redemptions. Please note that the Board has reserved its ability to change this determination with respect to liquidity fees and/or redemption gates, but only after providing appropriate prior notice to shareholders.
Market Highlights. For the six-month reporting period ended June 30, 2016, bouts of volatility persisted in most markets, both in the U.S. and abroad. Concerns remained about China’s economic slowdown, while oil prices fluctuated throughout the first half of 2016 in response to supply level changes, central bank policy, and currency movements. After the Fed raised the federal funds rate in December 2015, Fed officials and many investors expected several additional rate hikes in the coming months. However, with mixed U.S. economic data and concerns regarding the U.K. referendum to leave the EU, also known as Brexit, the Fed left short-term interest rates unchanged.
Additionally, as part of the initial rate increase in December 2015, the Fed’s overnight Reverse Repurchase Facility is now being used as a tool for policy implementation, and has successfully provided support for the federal funds target range. Through the sale and repurchase of securities at a current market rate, the goal of the facility is to establish a floor for short-term interest rates.
Available supply of money market securities largely remains constrained as stricter regulatory mandates have increased the costs of selling short-term securities for many issuers. These higher costs and persistently low interest rates have instead encouraged the issuance of longer-term securities, most of which are not money market eligible. At the same time, money market funds are required to maintain high levels of liquidity through the holding of shorter-term securities (overnight to one week), creating a mismatch in funding directives between issuers and money market funds.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved. Rates on short-term government securities fluctuated during the period, driven by seasonal changes in supply and uncertainty surrounding future Fed short-term interest rate hikes. In anticipation of fewer rate increases in 2016, the weighted average maturity (WAM) of the fund was generally extended over the reporting period. Reflecting these strategies, the fund’s WAM started the reporting period at 37 days and ended at 39 days.
As of 6/30/16:
Portfolio Composition By Maturity[1]
% of investments
1-7 Days	36.9%
8-30 Days	21.2%
31-60 Days	14.3%
61-90 Days	14.2%
91-180 Days	12.7%
More than 180 Days	0.7%
Total	100.0%
Statistics
Weighted Average Maturity[2]	39 Days
Credit Quality Of Holdings[3] % of portfolio	100%
Portfolio Composition by Security Type
% of investments
U.S. Government Agency Debt	64.5%
U.S. Treasury Debt	4.4%
Repurchase Agreement
U.S. Government Agency	6.6%
U.S. Treasury	24.5%
Total	100.0%
Management views and portfolio holdings may have changed since the report date.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Tier 1 securities are rated in the highest short-term rating category by two nationally recognized statistical rating organizations (NRSROs), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by CSIM pursuant to guidelines adopted by the Board of Trustees. Money market fund shares and U.S. government securities are also Tier 1 securities. The fund uses NRSRO credit ratings from Standard & Poor’s Financial Services LLC, Moody’s Investors Service, Fitch, Inc., and/or DBRS. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.
4Schwab Government Money Fund

Performance and Fund Facts as of 6/30/16
The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.csimfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab Government Money Fund
	Sweep Shares	Purchased Shares
Ticker Symbol	SWGXX	SNVXX
Minimum Initial Investment	*	$25,000 [1]
Seven-Day Yield[2]	0.01%	0.01%
Seven-Day Yield–Without Contractual Expense Limitation[3]	-0.03%	-0.03%
Seven-Day Effective Yield[2]	0.01%	0.01%
You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Minimum initial investment for IRA and custodial accounts is $15,000. Minimum initial investment for Schwab Advisor Services accounts is $1,000.
[2]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit the total annual fund operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a non-negative net yield for the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver, the fund’s yield would have been lower. For additional details, see financial note 4.
[3]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary yield waiver. The voluntary yield waiver added 0.25% and 0.10% to the seven-day yields of the Sweep Shares and Purchased Shares, respectively.
Schwab Government Money Fund5

Schwab U.S. Treasury Money Fund
The Schwab U.S. Treasury Money Fund (the fund) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund typically invests in securities backed by the full faith and credit of the U.S. government, under normal circumstances holding at least 80% of its net assets in U.S. Treasury securities. The fund intends to operate as a government money market fund under the regulations governing money market funds. The fund will invest at least 99.5% of its total assets in cash and/or government securities; under normal circumstances, at least 80% of the fund’s net assets will be invested solely in U.S. Treasury securities (excluding cash). For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
As yields on money market securities remained historically low, the fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses for the six-month reporting period ended June 30, 2016, to help the fund maintain a non-negative net yield. For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.
As a government money market fund, the fund's Board of Trustees (the Board) has determined not to subject the fund to a liquidity fee and/or a redemption gate on fund redemptions. Please note that the Board has reserved its ability to change this determination with respect to liquidity fees and/or redemption gates, but only after providing appropriate prior notice to shareholders.
Market Highlights. For the six-month reporting period ended June 30, 2016, bouts of volatility persisted in most markets, both in the U.S. and abroad. Concerns remained about China’s economic slowdown, while oil prices fluctuated throughout the first half of 2016 in response to supply level changes, central bank policy, and currency movements. After the Fed raised the federal funds rate in December 2015, Fed officials and many investors expected several additional rate hikes in the coming months. However, with mixed U.S. economic data and concerns regarding the U.K. referendum to leave the EU, also known as Brexit, the Fed left short-term interest rates unchanged.
Additionally, as part of the initial rate increase in December 2015, the Fed’s overnight Reverse Repurchase Facility is now being used as a tool for policy implementation, and has successfully provided support for the federal funds target range. Through the sale and repurchase of securities at a current market rate, the goal of the facility is to establish a floor for short-term interest rates.
Available supply of money market securities largely remains constrained as stricter regulatory mandates have increased the costs of selling short-term securities for many issuers. These higher costs and persistently low interest rates have instead encouraged the issuance of longer-term securities, most of which are not money market eligible. At the same time, money market funds are required to maintain high levels of liquidity through the holding of shorter-term securities (overnight to one week), creating a mismatch in funding directives between issuers and money market funds.
Performance, Positioning, and Strategies.   Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved. Rates on short-term government securities fluctuated during the period, driven by seasonal changes in supply and uncertainty surrounding future Fed short-term interest rate hikes. In anticipation of fewer rate increases in 2016, the weighted average maturity (WAM) of the fund was generally extended over the reporting period. Reflecting these strategies, the fund’s WAM started the reporting period at 37 days and ended at 57 days.
As of 6/30/16:
Portfolio Composition By Maturity[1]
% of investments
1-7 Days	16.3%
8-30 Days	27.3%
31-60 Days	17.2%
61-90 Days	12.9%
91-180 Days	23.5%
More than 180 Days	2.8%
Total	100.0%
Statistics
Weighted Average Maturity[2]	57 Days
Credit Quality Of Holdings[3] % of portfolio	100% Tier 1
Portfolio Composition by Security Type[4]
% of investments
U.S. Treasury Debt	100.0%
Total	100.0%
Management views and portfolio holdings may have changed since the report date.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Tier 1 securities are rated in the highest short-term rating category by two nationally recognized statistical rating organizations (NRSROs), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by CSIM pursuant to guidelines adopted by the Board of Trustees. Money market fund shares and U.S. government securities are also Tier 1 securities. The fund uses NRSRO credit ratings from Standard & Poor’s Financial Services LLC, Moody’s Investors Service, Fitch, Inc., and/or DBRS. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.
[4]	The Fund may elect to invest up to 20 percent of its net assets in (i) obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury and (ii) obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities. Please refer to the fund prospectus for further details on investment objectives, risks, charges, tax implications and expenses.
6Schwab U.S. Treasury Money Fund

Performance and Fund Facts as of 6/30/16
The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.csimfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
Schwab U.S. Treasury Money Fund
Sweep Shares
Ticker Symbol	SWUXX
Minimum Initial Investment	*
Seven-Day Yield[1]	0.01%
Seven-Day Yield–Without Contractual Expense Limitation[2]	-0.14%
Seven-Day Effective Yield[1]	0.01%
You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit the total annual fund operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a non-negative net yield for the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver, the fund’s yield would have been lower. For additional details, see financial note 4.
[2]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary yield waiver. The voluntary yield waiver added 0.23% to the seven-day yield.
Schwab U.S. Treasury Money Fund7

Schwab Treasury Obligations Money Fund
The Schwab Treasury Obligations Money Fund (the fund) seeks current income consistent with stability of capital and liquidity. To pursue its goal, the fund typically invests in securities backed by the full faith and credit of the U.S. government and in repurchase agreements backed by such investments. The fund intends to operate as a government money market fund under the regulations governing money market funds. The fund will invest at least 99.5% of its total assets in cash, government securities and/or repurchase agreements that are collateralized fully by cash and/or government securities; under normal circumstances, at least 80% of the fund’s net assets will be invested solely in U.S. Treasury obligations or repurchase agreements backed by such obligations (excluding cash). For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
As yields on money market securities remained historically low, the fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses for the six-month reporting period ended June 30, 2016, to help the fund maintain a non-negative net yield. For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.
As a government money market fund, the fund's Board of Trustees (the Board) has determined not to subject the fund to a liquidity fee and/or a redemption gate on fund redemptions. Please note that the Board has reserved its ability to change this determination with respect to liquidity fees and/or redemption gates, but only after providing appropriate prior notice to shareholders.
Market Highlights. For the six-month reporting period ended June 30, 2016, bouts of volatility persisted in most markets, both in the U.S. and abroad. Concerns remained about China’s economic slowdown, while oil prices fluctuated throughout the first half of 2016 in response to supply level changes, central bank policy, and currency movements. After the Fed raised the federal funds rate in December 2015, Fed officials and many investors expected several additional rate hikes in the coming months. However, with mixed U.S. economic data and concerns regarding the U.K. referendum to leave the EU, also known as Brexit, the Fed left short-term interest rates unchanged.
Additionally, as part of the initial rate increase in December 2015, the Fed’s overnight Reverse Repurchase Facility is now being used as a tool for policy implementation, and has successfully provided support for the federal funds target range. Through the sale and repurchase of securities at a current market rate, the goal of the facility is to establish a floor for short-term interest rates.
Available supply of money market securities largely remains constrained as stricter regulatory mandates have increased the costs of selling short-term securities for many issuers. These higher costs and persistently low interest rates have instead encouraged the issuance of longer-term securities, most of which are not money market eligible. At the same time, money market funds are required to maintain high levels of liquidity through the holding of shorter-term securities (overnight to one week), creating a mismatch in funding directives between issuers and money market funds.
Performance, Positioning, and Strategies.  Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved. Rates on short-term government securities fluctuated during the period, driven by seasonal changes in supply and uncertainty surrounding future Fed short-term interest rate hikes. In anticipation of fewer rate increases in 2016, the weighted average maturity (WAM) of the fund was generally extended over the reporting period. Reflecting these strategies, the fund’s WAM started the reporting period at 29 days and ended at 33 days.
As of 6/30/16:
Portfolio Composition By Maturity[1]
% of investments
1-7 Days	62.8%
8-30 Days	0.5%
31-60 Days	10.7%
61-90 Days	9.1%
91-180 Days	15.0%
More than 180 Days	1.9%
Total	100.0%
Statistics
Weighted Average Maturity[2]	33 Days
Credit Quality Of Holdings[3] % of portfolio	100% Tier 1
Portfolio Composition by Security Type
% of investments
U.S. Treasury Debt	47.2%
Repurchase Agreement
U.S. Treasury	52.8%
Total	100.0%
Management views and portfolio holdings may have changed since the report date.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Tier 1 securities are rated in the highest short-term rating category by two nationally recognized statistical rating organizations (NRSROs), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by CSIM pursuant to guidelines adopted by the Board of Trustees. Money market fund shares and U.S. government securities are also Tier 1 securities. The fund uses NRSRO credit ratings from Standard & Poor’s Financial Services LLC, Moody’s Investors Service, Fitch, Inc., and/or DBRS. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.
8Schwab Treasury Obligations Money Fund

Performance and Fund Facts as of 6/30/16
The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.csimfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab Treasury Obligations Money Fund
	Sweep Shares	Value Advantage Shares
Ticker Symbol	SNTXX	SNOXX
Minimum Initial Investment[1]	*	$25,000 [2]
Seven-Day Yield[3]	0.01%	0.02%
Seven-Day Yield–Without Contractual Expense Limitation[4]	-0.15%	-0.16%
Seven-Day Effective Yield[3]	0.01%	0.02%
You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	Minimum initial investment for IRA and custodial accounts is $15,000.
[3]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit each share class’ total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a non-negative net yield for the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver, the fund’s yield would have been lower. For additional details, see financial note 4.
[4]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary yield waiver. The voluntary yield waiver added 0.20% to the seven-day yield of the Sweep Shares.
Schwab Treasury Obligations Money Fund9

Schwab Value Advantage Money Fund
The Schwab Value Advantage Money Fund (the fund) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in high-quality, short-term money market investments issued by U.S. and foreign issuers. Examples of these securities include commercial paper, certificates of deposit, repurchase agreements, variable- and floating-rate debt securities, and obligations issued by the U.S. government, its agencies, or instrumentalities. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
As yields on money market securities remained historically low, the fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses for the six-month reporting period ended June 30, 2016, to help the fund maintain a positive net yield. For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.
Market Highlights. For the six-month reporting period ended June 30, 2016, bouts of volatility persisted in most markets, both in the U.S. and abroad. Concerns remained about China’s economic slowdown, while oil prices fluctuated throughout the first half of 2016 in response to supply level changes, central bank policy, and currency movements. After the Fed raised the federal funds rate in December 2015, Fed officials and many investors expected several additional rate hikes in the coming months. However, with mixed U.S. economic data and concerns regarding the U.K. referendum to leave the EU, also known as Brexit, the Fed left short-term interest rates unchanged.
Additionally, as part of the initial rate increase in December 2015, the Fed’s overnight Reverse Repurchase Facility is now being used as a tool for policy implementation, and has successfully provided support for the federal funds target range. Through the sale and repurchase of securities at a current market rate, the goal of the facility is to establish a floor for short-term interest rates.
Available supply of money market securities largely remains constrained as stricter regulatory mandates have increased the costs of selling short-term securities for many issuers. These higher costs and persistently low interest rates have instead encouraged the issuance of longer-term securities, most of which are not money market eligible. At the same time, money market funds are required to maintain high levels of liquidity through the holding of shorter-term securities (overnight to one week), creating a mismatch in funding directives between issuers and money market funds.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved. Rates on short-term securities fluctuated during the six months, largely driven by the impact of money fund reform implementation as well as the uncertainty surrounding future Fed interest rate hikes. Expectations for a rate hike rose in the second quarter of 2016, while the June Brexit referendum and a weak labor market report in May reduced the likelihood of interest rate normalization in the near future. In response, the weighted average maturity (WAM) of the fund declined slightly, starting the reporting period at 36 days and ending at 33 days.
As of 6/30/16:
Portfolio Composition By Maturity[1]
% of investments
1-7 Days	44.2%
8-30 Days	14.2%
31-60 Days	20.1%
61-90 Days	12.2%
91-180 Days	9.3%
Total	100.0%
Statistics
Weighted Average Maturity[2]	33 Days
Credit Quality Of Holdings[3] % of portfolio	100% Tier 1
Portfolio Composition by Security Type
% of investments
Commercial Paper
Asset-Backed	9.1%
Financial Company	11.2%
Non-Financial Company	4.2%
Certificate Of Deposit	35.6%
Non-Negotiable Time Deposits	6.9%
Other Instruments	3.7%
Variable Rate Demand Note	0.1%
Repurchase Agreement
U.S. Government Agency	4.7%
U.S. Treasury	18.8%
Other	5.7%
Total	100.0%
Management views and portfolio holdings may have changed since the report date.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Tier 1 securities are rated in the highest short-term rating category by two nationally recognized statistical rating organizations (NRSROs), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by CSIM pursuant to guidelines adopted by the Board of Trustees. Money market fund shares and U.S. government securities are also Tier 1 securities. The fund uses NRSRO credit ratings from Standard & Poor’s Financial Services LLC, Moody’s Investors Service, Fitch, Inc., and/or DBRS. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.
10Schwab Value Advantage Money Fund

Performance and Fund Facts as of 6/30/16
The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.csimfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab Value Advantage Money Fund
	Investor Shares	Select Shares®	Premier Shares[1]	Ultra Shares®[1]
Ticker Symbol	SWVXX	SWBXX	SWAXX	SNAXX
Minimum Initial Investment[2]	$25,000 [3]	$1,000,000	$3,000,000	$10,000,000
Seven-Day Yield[4]	0.19%	0.29%	0.37%	0.40%
Seven-Day Yield–Without Contractual Expense Limitation	0.06%	0.16%	0.24%	0.26%
Seven-Day Effective Yield[4]	0.19%	0.29%	0.37%	0.40%
You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. Effective October 14, 2016, the fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
[1]	Effective October 9, 2015, the share class name of Schwab Value Advantage Money Fund – Institutional Shares and Schwab Value Advantage Money Fund – Institutional Prime Shares was changed to the Schwab Value Advantage Money Fund – Premier Shares and Schwab Value Advantage Money Fund – Ultra Shares, respectively.
[2]	Please see prospectus for further detail and eligibility requirements.
[3]	Minimum initial investment for IRA and custodial accounts is $15,000.
[4]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit each share class’ total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for certain share classes of the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver (if any), the fund’s yield would have been lower. For additional details, see financial note 4.
Schwab Value Advantage Money Fund11

Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2016 and held through June 30, 2016.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio[1] (Annualized)	Beginning Account Value at 1/1/16	Ending Account Value (Net of Expenses) at 6/30/16	Expenses Paid During Period[2] 1/1/16–6/30/16
Schwab Government Money Fund
Sweep Shares
Actual Return	0.36%	$1,000.00	$ 1,000.00	$ 1.79
Hypothetical 5% Return	0.36%	$1,000.00	$ 1,023.11	$ 1.81
Purchased Shares
Actual Return	0.37%	$1,000.00	$ 1,000.00	$ 1.84
Hypothetical 5% Return	0.37%	$1,000.00	$1,023.06	$1.86
Schwab U.S. Treasury Money Fund
Actual Return	0.30%	$1,000.00	$ 1,000.00	$1.49
Hypothetical 5% Return	0.30%	$1,000.00	$ 1,023.41	$ 1.51
Schwab Treasury Obligations Money Fund
Sweep Shares
Actual Return	0.34%	$1,000.00	$ 1,000.00	$1.69
Hypothetical 5% Return	0.34%	$1,000.00	$ 1,023.21	$ 1.71
Value Advantage Shares
Actual Return	0.35%	$1,000.00	$ 1,000.00	$ 1.74
Hypothetical 5% Return	0.35%	$1,000.00	$ 1,023.16	$ 1.76
Schwab Value Advantage Money Fund
Investor Shares
Actual Return	0.41%	$1,000.00	$ 1,000.70	$ 2.04
Hypothetical 5% Return	0.41%	$1,000.00	$1,022.86	$2.06
Select Shares
Actual Return	0.31%	$1,000.00	$ 1,001.20	$ 1.54
Hypothetical 5% Return	0.31%	$1,000.00	$1,023.36	$ 1.56
Premier Shares[3]
Actual Return	0.24%	$1,000.00	$1,001.60	$ 1.19
Hypothetical 5% Return	0.24%	$1,000.00	$ 1,023.71	$ 1.21
Ultra Shares[3]
Actual Return	0.21%	$1,000.00	$ 1,001.70	$ 1.05
Hypothetical 5% Return	0.21%	$1,000.00	$1,023.86	$1.06

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days of the period, and divided by 366 days of the fiscal year.
[3]	Effective October 9, 2015, the share class name of Schwab Value Advantage Money Fund–Institutional Shares and Schwab Value Advantage Money Fund–Institutional Prime Shares was changed to the Schwab Value Advantage Money Fund–Premier Shares and Schwab Value Advantage Money Fund–Ultra Shares, respectively.
12Schwab Taxable Money Funds

Schwab Government Money Fund
Financial Statements
Financial Highlights
Sweep Shares	1/1/16– 6/30/16*	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12	1/1/11– 12/31/11
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	– [1]	(0.00) [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	(0.00) [2]	(0.00) [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	(0.00) [2]	(0.00) [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	—	—	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.00% [3],[4]	—	—	0.01%	0.01%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.36% [5],[6]	0.14% [5]	0.09% [5]	0.12% [5]	0.16% [5]	0.15% [5]
Gross operating expenses	0.71% [6]	0.72%	0.72%	0.72%	0.73%	0.73%
Net investment income (loss)	0.00% [4],[6]	—	—	0.01%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$27,831	$23,017	$25,170	$21,706	$19,455	$17,829

Purchased Shares	1/1/16– 6/30/16*	1/21/15 [7]– 12/31/15
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	– [1]
Net realized and unrealized gains (losses)	0.00 [2]	(0.00) [2]
Total from investment operations	0.00 [2]	(0.00) [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	—
Net asset value at end of period	$1.00	$1.00
Total return	0.00% [3],[4]	– [3]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.37% [6]	0.20% [6]
Gross operating expenses	0.56% [6]	0.57% [6]
Net investment income (loss)	0.01% [6]	— [6]
Net assets, end of period (x 1,000,000)	$271	$100
*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Not annualized.
4
Less than 0.005%.
5
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
6
Annualized.
7
Commencement of operations.
See financial notes    13

Schwab Government Money Fund
Portfolio Holdings  as of June 30, 2016 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available immediately upon filing. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund's website at www.csimfunds.com/schwabfunds_prospectus along with a link to the fund's Form N-MFP filings on the SEC's website.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
49.6%	Fixed-Rate Obligations	13,946,927,686	13,946,927,686
19.3%	Variable-Rate Obligations	5,409,313,153	5,409,313,153
31.1%	Repurchase Agreements	8,738,975,421	8,738,975,421
100.0%	Total Investments	28,095,216,260	28,095,216,260
0.0%	Other Assets and Liabilities, Net		7,194,745
100.0%	Net Assets		28,102,411,005

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 49.6% of net assets
U.S. Government Agency Debt 47.1%
FEDERAL HOME LOAN BANKS		0.42%		07/05/16	51,610,000	51,607,620
		0.35%		07/07/16	150,000,000	149,991,250
		0.35%		07/08/16	588,800,000	588,760,172
		0.40%		07/08/16	100,000,000	99,999,696
		0.37%		07/12/16	6,000,000	5,999,322
		0.36%		07/15/16	231,000,000	230,967,660
		0.30%		07/18/16	250,000,000	249,964,583
		0.35%		07/18/16	75,000,000	74,987,604
		0.36%		07/18/16	200,000,000	199,966,472
		0.30%		07/22/16	150,000,000	149,973,750
		0.35%		07/22/16	150,000,000	149,969,812
		0.35%		07/25/16	75,000,000	74,982,500
		0.40%		07/25/16	500,000,000	499,866,667
		0.37%		07/27/16	1,500,000	1,499,605
		0.41%		07/27/16	11,100,000	11,096,713
		0.35%		07/29/16	76,615,000	76,594,144
		0.37%		07/29/16	80,000,000	79,976,978
		0.33%		08/03/16	381,260,000	381,145,368
		0.33%		08/05/16	489,500,000	489,342,476
		0.33%		08/10/16	418,000,000	417,847,198
		0.34%		08/12/16	79,639,000	79,607,317
		0.43%		08/12/16	155,500,000	155,500,000
		0.37%		08/15/16	249,000,000	248,886,394
		0.39%		08/18/16	100,000,000	99,948,667
		0.46%		08/18/16	248,000,000	247,993,384
		0.43%		08/19/16	54,000,000	53,968,468
		0.45%		08/19/16	150,000,000	149,908,125
		0.47%		08/22/16	150,000,000	149,996,722
		0.46%		08/24/16	225,000,000	224,845,087
		0.51%		08/25/16	150,000,000	149,998,719
		0.48%		08/26/16	50,300,000	50,262,443
		0.33%		08/29/16	250,000,000	249,864,792
14    See financial notes

Schwab Government Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		0.47%		08/31/16	273,135,000	272,919,330
		0.46%		09/02/16	400,000,000	399,678,000
		0.39%		09/06/16	19,850,000	19,835,592
		0.40%		09/07/16	12,771,000	12,761,399
		0.39%		09/09/16	182,000,000	181,861,983
		0.40%		09/09/16	110,000,000	109,915,514
		0.51%		09/09/16	75,000,000	75,000,000
		0.52%		09/09/16	150,000,000	149,993,803
		0.39%		09/14/16	120,000,000	119,902,500
		0.58%		09/14/16	90,000,000	89,891,250
		0.38%		09/15/16	100,000,000	99,919,778
		0.39%		09/16/16	37,500,000	37,468,719
		0.40%		09/16/16	215,000,000	214,816,055
		0.47%		09/16/16	50,000,000	49,949,736
		0.38%		09/20/16	181,000,000	180,845,245
		0.40%		09/20/16	262,620,000	262,383,642
		0.40%		09/21/16	100,000,000	99,908,889
		0.55%		09/21/16	200,000,000	199,990,124
		0.38%		09/22/16	54,000,000	53,952,690
		0.42%		09/23/16	300,000,000	299,720,000
		0.39%		09/26/16	43,210,000	43,169,275
		0.40%		09/26/16	160,000,000	159,847,267
		0.39%		09/27/16	50,000,000	49,952,333
		0.40%		09/27/16	52,283,000	52,232,518
		0.40%		09/28/16	46,731,000	46,685,366
		0.46%		09/30/16	58,510,000	58,441,966
		0.40%		10/03/16	249,000,000	248,739,933
		0.41%		10/03/16	250,000,000	249,732,361
		0.45%		10/06/16	200,000,000	199,985,282
		0.40%		10/12/16	93,250,000	93,143,281
		0.48%		10/14/16	150,000,000	149,791,312
		0.41%		10/19/16	374,900,000	374,430,334
		0.42%		10/21/16	4,700,000	4,693,859
		0.46%		10/27/16	150,000,000	149,986,459
		0.43%		10/28/16	8,120,000	8,108,324
		0.55%		11/04/16	250,000,000	249,523,125
		0.58%		11/23/16	100,000,000	99,766,792
		0.58%		11/30/16	74,300,000	74,116,479
		0.50%		12/14/16	250,000,000	249,423,611
		0.47%		12/16/16	235,600,000	235,084,651
		0.56%		02/17/17	75,000,000	74,730,500
FEDERAL HOME LOAN MORTGAGE CORPORATION		0.40%		07/13/16	11,500,000	11,498,467
		0.45%		08/02/16	4,000,000	3,998,400
		0.41%		09/01/16	140,000,000	139,901,144
		0.88%		10/14/16	25,000,000	25,023,049
		0.40%		10/17/16	10,000,000	9,988,030
		0.45%		11/16/16	248,900,000	248,470,647
		0.45%		12/09/16	97,000,000	96,806,956
		0.50%		01/27/17	129,800,000	129,680,416
FEDERAL NATIONAL MORTGAGE ASSOCIATION		0.40%		07/18/16	149,000,000	148,971,856
		0.40%		07/19/16	99,000,000	98,980,200
		0.41%		07/25/16	100,000,000	99,973,000
		0.43%		10/05/16	146,750,000	146,581,727
		0.42%		10/06/16	150,000,000	149,830,250
		0.44%		10/17/16	150,000,000	149,802,000
		0.47%		11/01/16	100,000,000	99,839,417
		1.38%		11/15/16	35,250,000	35,354,847
						13,242,319,391
See financial notes    15

Schwab Government Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
U.S. Treasury Debt 2.5%
UNITED STATES TREASURY		3.25%		07/31/16	250,000,000	250,578,201
		0.50%		07/31/16	119,000,000	119,005,364
		1.00%		08/31/16	162,000,000	162,185,641
		1.00%		10/31/16	22,750,000	22,793,713
		0.50%		11/30/16	150,000,000	150,045,376
						704,608,295
Total Fixed-Rate Obligations
(Cost $13,946,927,686)						13,946,927,686

Variable-Rate Obligations 19.3% of net assets
U.S. Government Agency Debt 17.4%
FEDERAL FARM CREDIT BANKS FUNDING CORP		0.48%	07/26/16	07/26/17	35,000,000	34,996,155
		0.47%	07/28/16	08/28/17	150,000,000	149,973,483
		0.52%	07/06/16	11/06/17	135,000,000	134,963,061
FEDERAL HOME LOAN BANKS		0.39%		07/22/16	150,000,000	150,000,000
		0.41%	07/26/16	08/26/16	195,000,000	195,012,227
		0.44%	07/02/16	09/02/16	200,000,000	200,017,199
		0.42%	07/08/16	09/08/16	150,000,000	150,000,000
		0.44%	07/21/16	11/21/16	150,000,000	150,000,000
		0.44%	07/15/16	12/15/16	85,000,000	84,999,981
		0.45%	07/17/16	01/17/17	100,000,000	100,000,000
		0.54%	07/18/16	01/18/17	250,000,000	250,000,000
		0.47%	07/23/16	01/23/17	145,000,000	145,000,000
		0.50%	08/10/16	02/10/17	100,000,000	99,990,261
		0.49%	08/17/16	02/17/17	100,000,000	99,989,931
		0.46%	07/14/16	03/14/17	150,000,000	149,984,640
		0.46%	07/15/16	03/15/17	249,000,000	249,000,000
		0.45%	07/17/16	03/17/17	100,000,000	99,989,110
		0.57%	09/21/16	03/21/17	250,000,000	250,000,000
		0.55%	07/04/16	04/04/17	100,000,000	100,000,000
		0.54%	07/05/16	04/05/17	200,000,000	200,000,000
		0.48%	08/16/16	05/16/17	99,750,000	99,749,289
		0.44%	07/18/16	08/18/17	150,000,000	150,000,000
		0.55%	07/13/16	10/13/17	100,000,000	100,000,000
		0.60%	09/01/16	12/01/17	150,000,000	150,000,000
		0.52%	07/07/16	12/07/17	100,000,000	99,992,815
FEDERAL HOME LOAN MORTGAGE CORPORATION		0.41%	07/24/16	08/24/16	35,000,000	35,000,000
		0.43%	07/16/16	09/16/16	150,000,000	150,000,000
		0.52%	08/14/16	11/14/16	200,000,000	199,997,850
		0.44%	07/12/16	12/12/16	100,000,000	99,993,148
		0.45%	07/13/16	01/13/17	175,000,000	174,990,478
		0.49%	07/13/16	11/13/17	99,000,000	99,000,000
FEDERAL NATIONAL MORTGAGE ASSOCIATION		0.46%		07/25/16	125,000,000	125,003,458
		0.52%	07/21/16	10/21/16	125,000,000	124,996,326
		0.46%	07/08/16	09/08/17	125,000,000	124,984,986
		0.47%	07/05/16	10/05/17	150,000,000	149,972,225
						4,877,596,623
U.S. Treasury Debt 1.9%
UNITED STATES TREASURY		0.33%	07/01/16	07/31/16	95,000,000	95,000,000
		0.31%	07/01/16	10/31/16	20,000,000	19,997,580
		0.34%	07/01/16	01/31/17	231,780,000	231,791,918
16    See financial notes

Schwab Government Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		0.33%	07/01/16	04/30/17	45,000,000	44,992,999
		0.34%	07/01/16	07/31/17	140,000,000	139,934,033
						531,716,530
Total Variable-Rate Obligations
(Cost $5,409,313,153)						5,409,313,153
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 31.1% of net assets
U.S. Government Agency Repurchase Agreements* 6.6%
BANK OF NOVA SCOTIA
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Government Agency Securities valued at $53,560,000, 3.50% - 4.00%, due 10/15/41 - 05/20/46)		0.42%		07/01/16	52,000,607	52,000,000
BNP PARIBAS SA
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Government Agency Securities valued at $387,088,220, 1.75% - 7.26%, due 04/01/18 - 07/25/54)		0.40%		07/01/16	377,004,189	377,000,000
DEUTSCHE BANK SECURITIES INC
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Government Agency Securities valued at $158,100,105, 2.25%, due 11/15/25)		0.43%		07/01/16	155,001,851	155,000,000
GOLDMAN SACHS & CO
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Government Agency Securities valued at $28,560,000, 2.50% - 6.00%, due 07/01/26 - 05/01/46)		0.42%		07/01/16	28,000,327	28,000,000
JP MORGAN SECURITIES LLC
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Government Agency Securities valued at $204,970,000, 2.00% - 4.50%, due 04/01/32 - 02/01/43)		0.45%		07/01/16	199,002,488	199,000,000
Issued 06/28/16, repurchase date 07/05/16 (Collateralized by U.S. Government Agency Securities valued at $154,503,691, 3.00% - 4.50%, due 07/01/26 - 11/20/45)		0.43%		07/05/16	150,012,542	150,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 06/24/16, repurchase date 07/01/16 (Collateralized by U.S. Government Agency Securities valued at $206,000,001, 0.00% - 4.00%, due 04/25/34 - 07/25/46)		0.42%		07/01/16	200,016,333	200,000,000
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Government Agency Securities valued at $50,470,001, 3.00%, due 04/25/42)		0.44%		07/01/16	49,000,599	49,000,000
MIZUHO SECURITIES USA INC
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Government Agency Securities valued at $134,930,001, 3.00% - 3.50%, due 05/01/31 - 06/01/46)		0.54%		07/01/16	131,001,965	131,000,000
WELLS FARGO BANK NA
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Government Agency Securities valued at $488,805,974, 3.00% - 3.50%, due 05/01/43 - 10/01/45)		0.44%		07/01/16	470,005,744	470,000,000
See financial notes    17

Schwab Government Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
WELLS FARGO SECURITIES LLC
Issued 06/28/16, repurchase date 07/05/16 (Collateralized by U.S. Government Agency Securities valued at $52,004,550, 3.50%, due 06/01/46)		0.45%		07/05/16	50,004,375	50,000,000
						1,861,000,000
U.S. Treasury Repurchase Agreements 24.5%
BANK OF MONTREAL
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Treasury Securities valued at $42,840,458, 0.13% - 2.13%, due 04/15/17 - 12/31/22)		0.38%		07/01/16	42,000,443	42,000,000
BANK OF NOVA SCOTIA
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Treasury Securities valued at $133,620,074, 0.13% - 1.38%, due 06/15/17 - 05/31/20)		0.40%		07/01/16	131,001,456	131,000,000
BARCLAYS CAPITAL INC
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Treasury Securities valued at $74,435,020, 0.00% - 2.63%, due 08/15/16 - 10/31/20)		0.40%		07/01/16	72,976,232	72,975,421
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Treasury Securities valued at $103,020,022, 1.00% - 1.50%, due 12/31/17 - 01/31/22)		0.42%		07/01/16	101,001,178	101,000,000
Issued 06/28/16, repurchase date 07/05/16 (Collateralized by U.S. Treasury Securities valued at $510,000,034, 0.00% - 8.00%, due 08/18/16 - 08/15/45)		0.41%		07/05/16	500,039,861	500,000,000
BNP PARIBAS SA
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Treasury Securities valued at $106,578,404, 0.88% - 8.88%, due 08/15/17 - 02/15/44)		0.40%		07/01/16	103,001,144	103,000,000
DEUTSCHE BANK SECURITIES INC
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Treasury Securities valued at $59,160,090, 1.88% - 2.00%, due 08/31/21 - 10/31/22)		0.42%		07/01/16	58,000,677	58,000,000
FEDERAL RESERVE BANK OF NEW YORK
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Treasury Securities valued at $5,553,038,605, 1.38% - 4.75%, due 12/31/18 - 02/15/37)		0.25%		07/01/16	5,553,038,563	5,553,000,000
JP MORGAN SECURITIES LLC
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Treasury Securities valued at $79,560,061, 2.00% - 2.50%, due 07/31/20 - 05/15/24)		0.43%		07/01/16	78,000,932	78,000,000
Issued 06/30/16, repurchase date 07/07/16 (Collateralized by U.S. Treasury Securities valued at $149,940,029, 2.00% - 2.50%, due 07/31/20 - 11/15/24)		0.38%		07/07/16	147,010,862	147,000,000
WELLS FARGO BANK NA
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Treasury Securities valued at $93,841,124, 1.38%, due 02/29/20)		0.43%		07/01/16	92,001,099	92,000,000
						6,877,975,421
Total Repurchase Agreements
(Cost $8,738,975,421)						8,738,975,421

End of Investments.

18    See financial notes

Schwab Government Money Fund
Portfolio Holdings (Unaudited) continued

At 06/30/16, the tax basis cost of the fund's investments was $28,095,216,260.
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.

At June 30, 2016, all of the fund's investment securities were classified as Level 2. The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2016. The breakdown of the fund's investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
See financial notes    19

Schwab Government Money Fund
Statement of
Assets and Liabilities
As of June 30, 2016; unaudited
Assets
Investments, at cost and value		$19,356,240,839
Repurchase agreements, at cost and value	+	8,738,975,421
Total investments, at cost and value (Note 2a)		28,095,216,260
Receivables:
Interest		9,302,884
Fund shares sold		1,366,150
Prepaid expenses	+	209,623
Total assets		28,106,094,917
Liabilities
Payables:
Investment adviser and administrator fees		2,206,392
Fund shares redeemed		682,723
Distributions to shareholders		109,217
Accrued expenses	+	685,580
Total liabilities		3,683,912
Net Assets
Total assets		28,106,094,917
Total liabilities	–	3,683,912
Net assets		$28,102,411,005
Net Assets by Source
Capital received from investors		28,102,752,518
Net realized capital losses		(341,513)

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Sweep Shares	$27,831,054,118		27,832,106,519		$1.00
Purchased Shares	$271,356,887		271,361,430		$1.00

20    See financial notes

Schwab Government Money Fund
Statement of
Operations
For the period January 1, 2016 through June 30, 2016; unaudited
Investment Income
Interest		$43,628,932
Expenses
Investment adviser and administrator fees		36,514,833
Shareholder service fees:
Sweep Shares		47,650,555
Purchased Shares		206,666
Portfolio accounting fees		216,133
Shareholder reports		187,302
Custodian fees		187,192
Registration fees		149,442
Professional fees		73,088
Independent trustees' fees		54,701
Transfer agent fees		21,597
Other expenses	+	165,073
Total expenses		85,426,582
Expense reduction by CSIM and its affiliates	–	42,317,334
Net expenses	–	43,109,248
Net investment income		519,684
Realized Gains (Losses)
Net realized gains on investments		159,942
Increase in net assets resulting from operations		$679,626
See financial notes    21

Schwab Government Money Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/16-6/30/16		1/1/15-12/31/15
Net investment income		$519,684	$—
Net realized gains (losses)	+	159,942	(312,793)
Increase (decrease) in net assets from operations		679,626	(312,793)
Distributions to Shareholders
Distributions from net investment income
Sweep Shares		(515,119)	—
Purchased Shares	+	(4,565)	—
Total distributions from net investment income		(519,684)	—
Transactions in Fund Shares*
Shares Sold
Sweep Shares		47,314,583,421	88,023,263,732
Purchased Shares	+	350,149,511	115,557,467
Total shares sold		47,664,732,932	88,138,821,199
Shares Reinvested
Sweep Shares		398,573	—
Purchased Shares	+	2,956	—
Total shares reinvested		401,529	—
Shares Redeemed
Sweep Shares		(42,501,351,705)	(90,175,242,139)
Purchased Shares	+	(178,513,760)	(15,834,744)
Total shares redeemed		(42,679,865,465)	(90,191,076,883)
Net transactions in fund shares		4,985,268,996	(2,052,255,684)
Net Assets
Beginning of period		23,116,982,067	25,169,550,544
Total increase or decrease	+	4,985,428,938	(2,052,568,477)
End of period		$28,102,411,005	$23,116,982,067
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
22    See financial notes

Schwab U.S. Treasury Money Fund
Financial Statements
Financial Highlights
	1/1/16– 6/30/16*	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12	1/1/11– 12/31/11
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	– [1]	(0.00) [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	(0.00) [2]	0.00 [2]	(0.00) [2]	(0.00) [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	(0.00) [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	—	—	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.00% [3],[4]	—	—	0.01%	0.01%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.30% [5],[6]	0.09% [5]	0.06% [5]	0.07% [5]	0.08% [5]	0.06% [5]
Gross operating expenses	0.72% [6]	0.72%	0.72%	0.72%	0.72%	0.72%
Net investment income (loss)	0.00% [6],[4]	—	—	0.01%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$19,496	$20,655	$20,634	$21,894	$23,526	$25,876

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Not annualized.
4
Less than 0.005%.
5
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
6
Annualized.
See financial notes    23

Schwab U.S. Treasury Money Fund
Portfolio Holdings  as of June 30, 2016 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available immediately upon filing. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund's website at www.csimfunds.com/schwabfunds_prospectus along with a link to the fund's Form N-MFP filings on the SEC's website.
For fixed-rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
84.2%	Fixed-Rate Obligations	16,426,896,351	16,426,896,351
16.2%	Variable-Rate Obligations	3,156,229,800	3,156,229,800
100.4%	Total Investments	19,583,126,151	19,583,126,151
(0.4%)	Other Assets and Liabilities, Net		(87,415,397)
100.0%	Net Assets		19,495,710,754

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 84.2% of net assets
U.S. Treasury Debt 84.2%
UNITED STATES TREASURY		0.19%		07/07/16	35,501,000	35,499,894
		0.19%		07/14/16	76,973,000	76,967,719
		0.63%		07/15/16	45,000,000	45,002,382
		0.15%		07/21/16	150,000,000	149,987,333
		0.16%		07/21/16	150,000,000	149,987,083
		0.17%		07/21/16	125,000,000	124,988,056
		0.23%		07/21/16	318,235,000	318,194,337
		0.25%		07/21/16	1,400,000,000	1,399,811,583
		0.12%		07/28/16	100,000,000	99,991,000
		0.13%		07/28/16	35,000,000	34,996,588
		0.20%		07/28/16	350,000,000	349,948,812
		0.24%		07/28/16	350,000,000	349,937,000
		0.25%		07/28/16	2,250,000,000	2,249,584,050
		0.50%		07/31/16	579,000,000	579,052,025
		1.50%		07/31/16	1,025,000,000	1,026,028,324
		3.25%		07/31/16	789,000,000	790,898,037
		0.41%		08/11/16	45,899,000	45,877,515
		0.63%		08/15/16	674,000,000	674,242,162
		0.24%		08/25/16	250,000,000	249,907,951
		0.50%		08/31/16	202,000,000	202,054,087
		1.00%		08/31/16	1,188,000,000	1,189,072,158
		3.00%		08/31/16	56,000,000	56,238,886
		0.28%		09/08/16	350,000,000	349,812,167
		0.45%		09/15/16	250,000,000	249,765,139
		0.88%		09/15/16	282,000,000	282,299,897
		0.23%		09/22/16	200,000,000	199,893,944
		0.46%		09/29/16	290,000,000	289,670,062
		0.50%		09/30/16	405,000,000	405,139,900
		1.00%		09/30/16	694,000,000	695,042,054
		3.00%		09/30/16	250,000,000	251,643,692
		0.63%		10/15/16	431,000,000	431,264,786
		0.30%		10/20/16	290,197,000	289,928,568
		1.00%		10/31/16	580,000,000	580,997,691
		3.13%		10/31/16	150,000,000	151,388,982
24    See financial notes

Schwab U.S. Treasury Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		0.63%		11/15/16	105,000,000	105,005,385
		0.50%		11/30/16	350,000,000	350,184,472
		0.88%		11/30/16	470,000,000	470,713,709
		2.75%		11/30/16	70,000,000	70,610,751
		0.39%		12/22/16	500,000,000	499,069,583
		0.88%		01/31/17	105,000,000	105,223,581
		3.13%		01/31/17	307,000,000	311,585,173
		0.53%		04/27/17	140,000,000	139,389,833
Total Fixed-Rate Obligations
(Cost $16,426,896,351)						16,426,896,351

Variable-Rate Obligations 16.2% of net assets
U.S. Treasury Debt 16.2%
UNITED STATES TREASURY		0.33%	07/01/16	07/31/16	1,060,000,000	1,060,046,025
		0.31%	07/01/16	10/31/16	776,000,000	775,990,275
		0.34%	07/01/16	01/31/17	561,000,000	561,090,001
		0.33%	07/01/16	04/30/17	89,000,000	88,986,156
		0.34%	07/01/16	07/31/17	440,000,000	439,906,628
		0.43%	07/01/16	10/31/17	230,000,000	230,210,715
Total Variable-Rate Obligations
(Cost $3,156,229,800)						3,156,229,800

End of Investments.

At 06/30/16, the tax basis cost of the fund's investments was $19,583,126,151.

At June 30, 2016, all of the fund's investment securities were classified as Level 2. The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2016. The breakdown of the fund's investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
See financial notes    25

Schwab U.S. Treasury Money Fund
Statement of
Assets and Liabilities
As of June 30, 2016; unaudited
Assets
Investments, at cost and value (Note 2a)		$19,583,126,151
Cash		619
Receivables:
Interest		39,184,879
Prepaid expenses	+	73,081
Total assets		19,622,384,730
Liabilities
Payables:
Investments bought		124,988,056
Shareholder service fees		1,222,990
Distributions to shareholders		80,493
Accrued expenses	+	382,437
Total liabilities		126,673,976
Net Assets
Total assets		19,622,384,730
Total liabilities	–	126,673,976
Net assets		$19,495,710,754
Net Assets by Source
Capital received from investors		19,496,214,295
Net realized capital losses		(503,541)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$19,495,710,754		19,495,823,271		$1.00

26    See financial notes

Schwab U.S. Treasury Money Fund
Statement of
Operations
For the period January 1, 2016 through June 30, 2016; unaudited
Investment Income
Interest		$30,735,506
Expenses
Investment adviser and administrator fees		31,720,278
Shareholder service fees		40,898,400
Portfolio accounting fees		189,006
Custodian fees		150,509
Shareholder reports		70,588
Registration fees		61,478
Professional fees		59,170
Independent trustees' fees		49,823
Transfer agent fees		11,093
Other expenses	+	146,686
Total expenses		73,357,031
Expense reduction by CSIM and its affiliates	–	43,050,674
Net expenses	–	30,306,357
Net investment income		429,149
Realized Gains (Losses)
Net realized losses on investments		(121,583)
Increase in net assets resulting from operations		$307,566
See financial notes    27

Schwab U.S. Treasury Money Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/16-6/30/16		1/1/15-12/31/15
Net investment income		$429,149	$—
Net realized gains (losses)	+	(121,583)	72,810
Increase in net assets from operations		307,566	72,810
Distributions to Shareholders
Distributions from net investment income		(429,149)	—
Transactions in Fund Shares*
Shares sold		23,302,543,346	52,807,448,210
Shares reinvested		345,420	—
Shares redeemed	+	(24,462,055,864)	(52,786,189,247)
Net transactions in fund shares		(1,159,167,098)	21,258,963
Net Assets
Beginning of period		20,654,999,435	20,633,667,662
Total increase or decrease	+	(1,159,288,681)	21,331,773
End of period		$19,495,710,754	$20,654,999,435
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
28    See financial notes

Schwab Treasury Obligations Money Fund
Financial Statements
Financial Highlights
Sweep Shares	1/1/16– 6/30/16*	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	6/5/12 [1]– 12/31/12
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [2],[3]	– [2]	—	0.00 [3]	0.00 [3]
Net realized and unrealized gains (losses)	(0.00) [3]	0.00 [3]	(0.00) [3]	(0.00) [3]	—
Total from investment operations	0.00 [3]	0.00 [3]	(0.00) [3]	0.00 [3]	0.00 [3]
Less distributions:
Distributions from net investment income	(0.00) [3]	—	—	(0.00) [3]	(0.00) [3]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.00% [4],[5]	—	—	0.01%	0.01% [4]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.34% [6],[7]	0.12% [7]	0.07% [7]	0.09% [7]	0.16% [6],[7]
Gross operating expenses	0.77% [6]	0.77%	0.78%	0.77%	0.80% [6]
Net investment income (loss)	0.00% [5],[6]	—	—	0.01%	0.01% [6]
Net assets, end of period (x 1,000,000)	$996	$1,286	$1,125	$1,320	$1,348

Value Advantage Shares	1/1/16– 6/30/16*	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	4/24/12 [1]– 12/31/12
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [2],[3]	– [2]	—	0.00 [3]	0.00 [3]
Net realized and unrealized gains (losses)	(0.00) [3]	0.00 [3]	(0.00) [3]	(0.00) [3]	—
Total from investment operations	0.00 [3]	0.00 [3]	(0.00) [3]	0.00 [3]	0.00 [3]
Less distributions:
Distributions from net investment income	(0.00) [3]	—	—	(0.00) [3]	(0.00) [3]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.00% [4],[5]	—	—	0.01%	0.01% [4]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.35% [6],[7]	0.12% [7]	0.07% [7]	0.09% [7]	0.15% [6],[7]
Gross operating expenses	0.59% [6]	0.59%	0.60%	0.59%	0.79% [6]
Net investment income (loss)	0.00% [5],[6]	—	—	0.01%	0.01% [6]
Net assets, end of period (x 1,000,000)	$75	$51	$60	$80	$111
*	Unaudited.
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Per-share amount was less than $0.005.
4
Not annualized.
5
Less than 0.005%.
6
Annualized.
7
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
See financial notes    29

Schwab Treasury Obligations Money Fund
Portfolio Holdings  as of June 30, 2016 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available immediately upon filing. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund's website at www.csimfunds.com/schwabfunds_prospectus along with a link to the fund's Form N-MFP filings on the SEC's website.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
37.1%	Fixed-Rate Obligations	397,549,742	397,549,742
10.0%	Variable-Rate Obligations	107,232,239	107,232,239
52.8%	Repurchase Agreements	565,288,049	565,288,049
99.9%	Total Investments	1,070,070,030	1,070,070,030
0.1%	Other Assets and Liabilities, Net		1,017,696
100.0%	Net Assets		1,071,087,726

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 37.1% of net assets
U.S. Treasury Debt 37.1%
UNITED STATES TREASURY		0.63%		07/15/16	5,000,000	5,000,265
		0.50%		07/31/16	35,000,000	35,001,524
		3.25%		07/31/16	15,000,000	15,034,692
		0.38%		08/11/16	40,000,000	39,982,666
		0.41%		08/11/16	5,000,000	4,997,660
		0.63%		08/15/16	20,000,000	20,006,859
		0.50%		08/31/16	8,000,000	8,001,972
		1.00%		08/31/16	65,000,000	65,056,802
		3.00%		08/31/16	6,000,000	6,025,571
		0.44%		09/15/16	10,000,000	9,990,711
		0.88%		09/15/16	8,000,000	8,008,484
		0.50%		09/30/16	33,000,000	33,011,430
		1.00%		09/30/16	40,000,000	40,060,277
		0.63%		10/15/16	5,000,000	5,003,824
		1.00%		10/31/16	35,000,000	35,056,315
		0.63%		11/15/16	6,000,000	6,000,308
		0.88%		11/30/16	30,000,000	30,045,556
		2.75%		11/30/16	11,000,000	11,094,179
		0.88%		01/31/17	10,000,000	10,021,293
		3.13%		01/31/17	10,000,000	10,149,354
Total Fixed-Rate Obligations
(Cost $397,549,742)						397,549,742

Variable-Rate Obligations 10.0% of net assets
U.S. Treasury Debt 10.0%
UNITED STATES TREASURY		0.33%	07/01/16	07/31/16	17,221,000	17,221,242
		0.31%	07/01/16	10/31/16	10,000,000	10,000,100
		0.34%	07/01/16	01/31/17	30,000,000	30,002,458
		0.33%	07/01/16	04/30/17	10,000,000	9,998,444
30    See financial notes

Schwab Treasury Obligations Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		0.34%	07/01/16	07/31/17	20,000,000	19,991,672
		0.43%	07/01/16	10/31/17	20,000,000	20,018,323
Total Variable-Rate Obligations
(Cost $107,232,239)						107,232,239
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 52.8% of net assets
U.S. Treasury Repurchase Agreements 52.8%
BARCLAYS CAPITAL INC
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Treasury Securities valued at $4,373,906, 0.88% - 3.75%, due 10/15/17 - 11/15/43)		0.40%		07/01/16	4,288,097	4,288,049
Issued 06/28/16, repurchase date 07/05/16 (Collateralized by U.S. Treasury Securities valued at $153,000,002, 0.00% - 8.75%, due 08/18/16 - 08/15/43)		0.41%		07/05/16	150,011,958	150,000,000
BNP PARIBAS SA
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Treasury Securities valued at $109,141,230, 0.00% - 3.13%, due 04/27/17 - 05/15/25)		0.40%		07/01/16	107,001,189	107,000,000
DEUTSCHE BANK SECURITIES INC
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Treasury Securities valued at $109,140,097, 1.13% - 3.38%, due 02/28/21 - 05/15/44)		0.42%		07/01/16	107,001,248	107,000,000
JP MORGAN SECURITIES LLC
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Treasury Securities valued at $114,240,056, 2.00% - 2.50%, due 07/31/20 - 11/15/24)		0.43%		07/01/16	112,001,338	112,000,000
Issued 06/30/16, repurchase date 07/07/16 (Collateralized by U.S. Treasury Securities valued at $5,100,099, 2.00% - 2.50%, due 07/31/20 - 05/15/24)		0.38%		07/07/16	5,000,369	5,000,000
WELLS FARGO BANK NA
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Treasury Securities valued at $81,601,035, 1.38%, due 02/29/20)		0.43%		07/01/16	80,000,956	80,000,000
Total Repurchase Agreements
(Cost $565,288,049)						565,288,049

End of Investments.

At 06/30/16, the tax basis cost of the fund's investments was $1,070,070,030.

At June 30, 2016, all of the fund's investment securities were classified as Level 2. The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2016. The breakdown of the fund's investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
See financial notes    31

Schwab Treasury Obligations Money Fund
Statement of
Assets and Liabilities
As of June 30, 2016; unaudited
Assets
Investments, at cost and value		$504,781,981
Repurchase agreements, at cost and value	+	565,288,049
Total investments, at cost and value (Note 2a)		1,070,070,030
Receivables:
Interest		1,155,222
Fund shares sold		138
Prepaid expenses	+	36,101
Total assets		1,071,261,491
Liabilities
Payables:
Investment adviser and administrator fees		80,578
Fund shares redeemed		27,766
Distributions to shareholders		4,531
Accrued expenses	+	60,890
Total liabilities		173,765
Net Assets
Total assets		1,071,261,491
Total liabilities	–	173,765
Net assets		$1,071,087,726
Net Assets by Source
Capital received from investors		1,071,121,889
Net realized capital losses		(34,163)

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Sweep Shares	$996,292,538		996,324,993		$1.00
Value Advantage Shares	$74,795,188		74,796,896		$1.00

32    See financial notes

Schwab Treasury Obligations Money Fund
Statement of
Operations
For the period January 1, 2016 through June 30, 2016; unaudited
Investment Income
Interest		$2,075,892
Expenses
Investment adviser and administrator fees		2,053,155
Shareholder service fees:
Sweep Shares		2,275,682
Value Advantage Shares		57,353
Portfolio accounting fees		43,934
Professional fees		22,866
Transfer agent fees		20,661
Registration fees		20,296
Independent trustees' fees		18,361
Custodian fees		15,422
Shareholder reports		7,370
Other expenses	+	9,453
Total expenses		4,544,553
Expense reduction by CSIM and its affiliates	–	2,492,976
Net expenses	–	2,051,577
Net investment income		24,315
Realized Gains (Losses)
Net realized losses on investments		(7,778)
Increase in net assets resulting from operations		$16,537
See financial notes    33

Schwab Treasury Obligations Money Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/16-6/30/16		1/1/15-12/31/15
Net investment income		$24,315	$—
Net realized gains (losses)	+	(7,778)	800
Increase in net assets from operations		16,537	800
Distributions to Shareholders
Distributions from net investment income
Sweep Shares		(23,072)	—
Value Advantage Shares	+	(1,243)	—
Total distributions from net investment income		(24,315)	—
Transactions in Fund Shares*
Shares Sold
Sweep Shares		1,467,068,285	3,948,581,395
Value Advantage Shares	+	31,298,484	8,941,395
Total shares sold		1,498,366,769	3,957,522,790
Shares Reinvested
Sweep Shares		18,880	—
Value Advantage Shares	+	732	—
Total shares reinvested		19,612	—
Shares Redeemed
Sweep Shares		(1,756,970,016)	(3,787,487,145)
Value Advantage Shares	+	(7,590,198)	(17,931,824)
Total shares redeemed		(1,764,560,214)	(3,805,418,969)
Net transactions in fund shares		(266,173,833)	152,103,821
Net Assets
Beginning of period		1,337,269,337	1,185,164,716
Total increase or decrease	+	(266,181,611)	152,104,621
End of period		$1,071,087,726	$1,337,269,337
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
34    See financial notes

Schwab Value Advantage Money Fund
Financial Statements
Financial Highlights
Investor Shares	1/1/16– 6/30/16*	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12	1/1/11– 12/31/11
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	(0.00) [2]	0.00 [2]	0.00 [2]	0.00 [2]	(0.00) [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.07% [3]	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.41% [4]	0.27% [5]	0.21% [5]	0.25% [5]	0.28% [5],[6]	0.26% [5]
Gross operating expenses	0.58% [4]	0.58%	0.58%	0.58%	0.57% [6]	0.57%
Net investment income (loss)	0.14% [4]	0.01%	0.01%	0.01%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$6,489	$6,406	$7,217	$8,425	$9,930	$11,576

Select Shares	1/1/16– 6/30/16*	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12	1/1/11– 12/31/11
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	(0.00) [2]	0.00 [2]	0.00 [2]	0.00 [2]	(0.00) [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.12% [3]	0.02%	0.01%	0.01%	0.01%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.31% [4]	0.27% [5]	0.21% [5]	0.25% [5]	0.27% [5],[6]	0.26% [5]
Gross operating expenses	0.48% [4]	0.48%	0.48%	0.48%	0.47% [6]	0.47%
Net investment income (loss)	0.24% [4]	0.02%	0.01%	0.01%	0.01%	0.01%
Net asset, end of period (x 1,000,000)	$1,260	$1,020	$1,138	$1,238	$1,403	$1,871
*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Not annualized.
4
Annualized.
5
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
6
The ratio of gross operating expenses would have been 0.58% for Investor Shares and 0.48% for Select Shares, respectively, if the State filing fee reimbursement had not been included. There was no impact on the ratio of net operating expenses.
See financial notes    35

Schwab Value Advantage Money Fund
Financial Highlights continued
Premier Shares	1/1/16– 6/30/16*	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12	1/1/11– 12/31/11
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	(0.00) [2]	0.00 [2]	0.00 [2]	0.00 [2]	(0.00) [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.16% [3]	0.04%	0.01%	0.02%	0.05%	0.04%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.24% [4]	0.24% [5]	0.21% [5]	0.23% [5]	0.24% [5],[6]	0.23% [5]
Gross operating expenses	0.37% [4]	0.37%	0.37%	0.37%	0.36% [6]	0.36%
Net investment income (loss)	0.32% [4]	0.04%	0.01%	0.02%	0.04%	0.04%
Net assets, end of period (x 1,000,000)	$1,227	$767	$794	$968	$1,264	$1,524

Ultra Shares	1/1/16– 6/30/16*	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12	1/1/11– 12/31/11
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	(0.00) [2]	0.00 [2]	0.00 [2]	0.00 [2]	(0.00) [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.17% [3]	0.07%	0.01%	0.05%	0.08%	0.06%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.21% [4]	0.21% [5]	0.21% [5]	0.21% [5]	0.21% [5],[6]	0.21% [5]
Gross operating expenses	0.35% [4]	0.35%	0.35%	0.35%	0.34% [6]	0.34%
Net investment income (loss)	0.35% [4]	0.07%	0.01%	0.05%	0.08%	0.06%
Net assets, end of period (x 1,000,000)	$2,720	$1,972	$1,818	$2,191	$1,923	$1,416
*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Not annualized.
4
Annualized.
5
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
6
The ratio of gross operating expenses would have been 0.37% for Premier Shares and 0.35% for Ultra Shares, respectively, if the State filing fee reimbursement had not been included. There was no impact on the ratio of net operating expenses.
36    See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings  as of June 30, 2016 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available immediately upon filing. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund's website at www.csimfunds.com/schwabfunds_prospectus along with a link to the fund's Form N-MFP filings on the SEC's website.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
57.3%	Fixed-Rate Obligations	6,698,773,965	6,698,773,965
13.5%	Variable-Rate Obligations	1,580,925,000	1,580,925,000
29.3%	Repurchase Agreements	3,424,602,239	3,424,602,239
100.1%	Total Investments	11,704,301,204	11,704,301,204
(0.1%)	Other Assets and Liabilities, Net		(7,750,233)
100.0%	Net Assets		11,696,550,971

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 57.3% of net assets
Asset-Backed Commercial Paper 9.1%
BARTON CAPITAL SA	a,b	0.53%		07/14/16	33,000,000	32,993,684
BENNINGTON STARK CAPITAL COMPANY LLC	a,b	0.62%		07/05/16	23,000,000	22,998,416
	a,b	0.44%		07/06/16	7,000,000	6,999,572
CAFCO LLC	a,b	0.57%		08/05/16	87,000,000	86,951,787
CANCARA ASSET SECURITISATION LLC	a,b	0.60%		07/07/16	20,000,000	19,998,000
CHARTA LLC	a,b	0.57%		08/04/16	20,000,000	19,989,233
COLLATERALIZED COMMERCIAL PAPER CO LLC	a	0.88%		10/25/16	50,000,000	49,858,222
COLLATERALIZED COMMERCIAL PAPER II CO LLC	a,b	0.94%		12/13/16	116,000,000	115,500,233
CRC FUNDING LLC	a,b	0.57%		08/02/16	100,000,000	99,949,333
KELLS FUNDING LLC	a,b	0.72%		10/26/16	6,000,000	5,986,560
MANHATTAN ASSET FUNDING CO LLC	a,b	0.53%		08/18/16	13,000,000	12,990,813
METLIFE SHORT TERM FUNDING LLC	a,b	0.55%		07/01/16	2,000,000	2,000,000
	a,b	0.41%		07/05/16	18,000,000	17,999,180
	a,b	0.56%		07/14/16	77,620,000	77,604,304
	a,b	0.56%		07/15/16	49,000,000	48,989,329
	a,b	0.55%		07/25/16	25,000,000	24,990,833
	a,b	0.61%		09/13/16	5,000,000	4,993,731
NIEUW AMSTERDAM RECEIVABLES CORP	a,b	0.59%		07/26/16	25,000,000	24,989,757
	a,b	0.64%		09/08/16	35,000,000	34,957,067
See financial notes    37

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
OLD LINE FUNDING LLC	a,b	0.66%		09/19/16	33,000,000	32,951,600
RIDGEFIELD FUNDING COMPANY LLC	a,b	0.61%		07/05/16	40,000,000	39,997,289
	a,b	0.64%		08/03/16	74,000,000	73,956,587
	a,b	0.62%		08/09/16	2,000,000	1,998,657
	a,b	0.62%		08/11/16	1,000,000	999,294
SHEFFIELD RECEIVABLES CORP	a,b	0.75%		08/11/16	87,000,000	86,925,687
STARBIRD FUNDING CORP	a,b	0.69%		07/01/16	32,000,000	32,000,000
THUNDER BAY FUNDING LLC	a,b	0.66%		09/15/16	20,100,000	20,071,994
VERSAILLES COMMERCIAL PAPER LLC	a,b	0.70%		08/01/16	48,000,000	47,971,067
VICTORY RECEIVABLES CORP	a,b	0.50%		07/19/16	21,000,000	20,994,750
						1,068,606,979
Financial Company Commercial Paper 9.3%
ABN AMRO FUNDING USA LLC	a,b	0.60%		07/06/16	15,000,000	14,998,750
	a,b	0.61%		07/14/16	56,000,000	55,987,664
	a,b	0.62%		07/19/16	17,000,000	16,994,730
AUSTRALIA & NEW ZEALAND BANKING GROUP LTD	b	0.55%		08/11/16	50,000,000	49,968,681
	b	0.63%		09/06/16	3,000,000	2,996,483
BANK OF NOVA SCOTIA	b	0.87%		11/01/16	53,000,000	52,842,457
BPCE SA	b	0.64%		09/08/16	54,000,000	53,933,760
COMMONWEALTH BANK OF AUSTRALIA	b	0.63%		08/03/16	82,000,000	81,953,021
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK (NEW YORK BRANCH)		0.31%		07/01/16	5,000,000	5,000,000
DANSKE CORP	b	0.57%		08/08/16	6,615,000	6,611,020
DBS BANK LTD	b	0.62%		08/25/16	52,355,000	52,305,408
ING US FUNDING LLC	a	0.84%		08/16/16	1,000,000	998,927
	a	0.71%		09/01/16	116,000,000	115,858,158
	a	0.70%		09/08/16	70,000,000	69,906,083
JP MORGAN SECURITIES LLC	b	0.68%		08/23/16	16,750,000	16,733,231
MACQUARIE BANK LTD	b	0.66%		09/22/16	58,000,000	57,911,743
NATIONWIDE BUILDING SOCIETY	b	0.68%		08/23/16	56,000,000	55,943,938
NORDEA BANK AB	b	0.53%		07/05/16	53,000,000	52,996,879
	b	0.66%		07/07/16	10,000,000	9,998,908
	b	0.61%		09/22/16	113,900,000	113,739,812
NRW BANK	b	0.40%		07/08/16	1,000,000	999,922
	b	0.44%		07/27/16	176,000,000	175,944,071
SUMITOMO MITSUI BANKING CORPORATION	b	0.65%		08/10/16	1,000,000	999,278
UNITED OVERSEAS BANK LTD	b	0.63%		08/05/16	23,000,000	22,985,913
						1,088,608,837
38    See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Non-Financial Company Commercial Paper 4.2%
DANAHER CORPORATION	b	0.35%		07/01/16	14,000,000	14,000,000
GE CAPITAL TREASURY SERVICES (US) LLC	a	0.34%		07/05/16	17,000,000	16,999,358
	a	0.34%		07/06/16	13,000,000	12,999,386
	a	0.34%		07/07/16	14,000,000	13,999,207
GENERAL ELECTRIC CO		0.35%		07/01/16	27,000,000	27,000,000
TOTAL CAPITAL CANADA LTD	a,b	0.60%		07/05/16	3,000,000	2,999,800
	a,b	0.60%		07/15/16	24,000,000	23,994,400
	a,b	0.57%		07/21/16	30,000,000	29,990,500
TOYOTA MOTOR CREDIT CORP		0.47%		08/18/16	100,000,000	99,937,333
		0.62%		09/08/16	91,000,000	90,891,862
		0.67%		09/22/16	110,000,000	109,830,081
		0.64%		10/12/16	51,000,000	50,906,613
						493,548,540
Certificates of Deposit 26.1%
BANK OF MONTREAL (CHICAGO BRANCH)		0.40%		07/05/16	232,000,000	232,000,000
		0.56%		07/05/16	23,000,000	23,000,000
		0.57%		07/18/16	30,000,000	30,000,000
		0.65%		07/18/16	3,000,000	3,000,000
		0.66%		10/03/16	6,000,000	6,000,000
BANK OF TOKYO-MITSUBISHI UFJ LTD (NEW YORK BRANCH)		0.73%		08/29/16	1,000,000	1,000,000
		0.71%		09/16/16	75,000,000	75,000,000
		0.89%		11/16/16	95,000,000	95,000,000
BARCLAYS BANK PLC (NEW YORK BRANCH)		0.57%		07/26/16	8,000,000	8,000,000
		0.98%		11/14/16	137,000,000	137,000,000
BNP PARIBAS FORTIS SA/NV (NEW YORK BRANCH)		0.40%		07/01/16	76,000,000	76,000,000
		0.61%		07/19/16	6,000,000	6,000,000
		0.73%		10/11/16	6,000,000	6,000,000
BNP PARIBAS SA (SAN FRANCISCO BRANCH)		0.67%		09/06/16	65,000,000	65,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)		0.63%		09/20/16	121,000,000	121,000,000
CITIBANK NA (NEW YORK BRANCH)		0.63%		09/08/16	149,000,000	149,000,000
COMMONWEALTH BANK OF AUSTRALIA (LONDON BRANCH)		0.70%		08/04/16	20,000,000	20,000,000
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK(NEW YORK BRANCH)		0.67%		08/01/16	112,000,000	112,009,609
CREDIT AGRICOLE SA (LONDON BRANCH)		0.63%		07/01/16	57,000,000	57,000,000
		0.62%		09/13/16	1,000,000	1,000,000
CREDIT SUISSE AG (NEW YORK BRANCH)		0.94%		11/07/16	56,000,000	56,000,000
DANSKE BANK A/S (LONDON BRANCH)		0.61%		09/13/16	51,000,000	51,000,000
LANDESBANK BADEN-WURTTEMBERG (NEW YORK BRANCH)		0.50%		07/06/16	1,000,000	1,000,000
		0.50%		07/19/16	1,000,000	1,000,000
		0.50%		07/26/16	56,000,000	56,000,000
See financial notes    39

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)		0.74%		08/22/16	2,000,000	2,000,000
		0.65%		08/23/16	85,000,000	85,000,000
		0.89%		10/18/16	85,000,000	85,000,000
MIZUHO BANK LTD (NEW YORK BRANCH)		0.62%		07/15/16	2,000,000	2,000,000
		0.61%		08/04/16	281,000,000	281,000,000
		0.70%		09/09/16	5,000,000	5,000,000
NATIXIS (NEW YORK BRANCH)		0.42%		07/05/16	69,000,000	69,000,000
NORDEA BANK FINLAND PLC (NEW YORK BRANCH)		0.53%		07/05/16	4,000,000	4,000,000
OVERSEA-CHINESE BANKING CORP LTD (NEW YORK BRANCH)		0.57%		07/13/16	53,000,000	53,000,000
		0.48%		08/18/16	74,000,000	74,000,000
SOCIETE GENERALE (NEW YORK BRANCH)		0.40%		07/01/16	1,000,000	1,000,000
STATE STREET BANK AND TRUST COMPANY		0.80%		08/19/16	15,000,000	15,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)		0.65%		08/10/16	34,000,000	34,000,000
		0.64%		08/12/16	142,000,000	142,000,000
		0.64%		08/23/16	98,000,000	98,000,000
		0.69%		09/21/16	5,000,000	5,000,000
SUMITOMO MITSUI TRUST BANK LTD (NY BRANCH)		0.64%		07/14/16	6,000,000	6,000,000
		0.65%		08/23/16	220,000,000	220,000,000
		0.65%		08/29/16	2,000,000	2,000,000
		0.68%		09/06/16	4,000,000	4,000,000
		0.70%		10/06/16	4,000,000	4,000,000
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)		0.83%		10/26/16	199,000,000	199,000,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)		0.33%		07/07/16	65,000,000	65,000,000
		0.50%		08/25/16	200,000,000	200,000,000
WELLS FARGO BANK NA		0.86%		11/17/16	3,000,000	3,000,000
						3,046,009,609
Non-Negotiable Time Deposits 6.9%
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (CAYMAN ISLANDS BRANCH)		0.41%		07/05/16	129,000,000	129,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)		0.42%		07/01/16	112,000,000	112,000,000
DBS BANK LTD (SINGAPORE BRANCH)		0.43%		07/06/16	3,000,000	3,000,000
DZ BANK AG DEUTSCHE ZENTRAL GENOSSENSCHAFTSBANK (NEW YORK BRANCH)		0.38%		07/05/16	117,000,000	117,000,000
FIFTH THIRD BANK (CAYMAN ISLANDS)		0.42%		07/05/16	58,000,000	58,000,000
NATIONAL AUSTRALIA BANK LTD (CAYMAN ISLANDS BRANCH)		0.30%		07/01/16	233,000,000	233,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (GRAND CAYMAN BRANCH)		0.39%		07/06/16	54,000,000	54,000,000
SVENSKA HANDELSBANKEN AB (CAYMAN ISLANDS BRANCH)		0.30%		07/01/16	33,000,000	33,000,000
40    See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
SWEDBANK AB (NEW YORK BRANCH)		0.37%		07/05/16	6,000,000	6,000,000
		0.40%		07/05/16	57,000,000	57,000,000
						802,000,000
Other Instruments 1.7%
BANK OF AMERICA NA		0.59%		08/23/16	100,000,000	100,000,000
		0.67%		09/06/16	100,000,000	100,000,000
						200,000,000
Total Fixed-Rate Obligations
(Cost $6,698,773,965)						6,698,773,965

Variable-Rate Obligations 13.5% of net assets
Financial Company Commercial Paper 1.8%
BANK OF NOVA SCOTIA	b	0.85%	07/08/16	11/08/16	48,000,000	48,000,000
	b	0.86%	07/21/16	11/21/16	71,000,000	71,000,000
	b	0.84%	07/15/16	12/15/16	4,000,000	4,000,000
COMMONWEALTH BANK OF AUSTRALIA	b	0.66%		07/08/16	37,000,000	37,000,000
HSBC USA INC	b	0.80%	07/19/16	10/19/16	57,000,000	57,000,000
						217,000,000
Certificates of Deposit 9.6%
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)		0.91%	07/01/16	02/01/17	114,000,000	114,000,000
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)		0.83%	07/28/16	11/28/16	78,000,000	78,000,000
HSBC BANK USA NA		0.80%	07/13/16	10/13/16	56,000,000	56,000,000
LLOYDS BANK PLC (NEW YORK BRANCH)		0.81%	07/22/16	10/24/16	114,000,000	114,000,000
NORDEA BANK FINLAND PLC (NEW YORK BRANCH)		0.79%	07/05/16	11/03/16	110,000,000	110,000,000
STATE STREET BANK AND TRUST COMPANY		0.82%	07/18/16	11/18/16	157,000,000	157,000,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)		0.83%	07/05/16	12/05/16	200,000,000	200,000,000
WELLS FARGO BANK NA		0.80%		07/12/16	8,000,000	8,000,000
		0.81%	07/29/16	10/03/16	229,000,000	229,000,000
		0.85%	07/06/16	12/06/16	58,000,000	58,000,000
						1,124,000,000
Variable Rate Demand Notes 0.1%
EMF LLC
SERIES VRDN (LOC: COMERICA BANK)		0.57%		07/07/16	3,910,000	3,910,000
GFRE HOLDINGS LLC
(LOC: FEDERAL HOME LOAN BANKS)		0.46%		07/07/16	2,015,000	2,015,000
						5,925,000
Other Instruments 2.0%
BANK OF AMERICA NA		0.80%	07/18/16	10/17/16	50,000,000	50,000,000
		0.81%	07/01/16	11/01/16	84,000,000	84,000,000
See financial notes    41

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
JPMORGAN CHASE BANK NA		0.84%	07/22/16	10/21/16	50,000,000	50,000,000
WELLS FARGO BANK NA		0.82%	09/15/16	10/14/16	50,000,000	50,000,000
						234,000,000
Total Variable-Rate Obligations
(Cost $1,580,925,000)						1,580,925,000
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 29.3% of net assets
U.S. Government Agency Repurchase Agreements* 4.7%
BANK OF NOVA SCOTIA
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Government Agency Securities valued at $22,659,875, 3.50% - 7.25%, due 05/15/30 - 03/01/46)		0.42%		07/01/16	22,000,257	22,000,000
BNP PARIBAS SA
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Government Agency Securities valued at $162,741,186, 1.75% - 4.00%, due 11/20/23 - 04/01/46)		0.40%		07/01/16	158,001,756	158,000,000
DEUTSCHE BANK SECURITIES INC
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Treasury Securities valued at $66,300,024, 1.88%, due 10/31/22)		0.43%		07/01/16	65,000,776	65,000,000
GOLDMAN SACHS & CO
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Government Agency Securities valued at $12,240,000, 3.00% - 4.50%, due 05/01/35 - 02/01/46)		0.42%		07/01/16	12,000,140	12,000,000
Issued 06/29/16, repurchase date 07/06/16 (Collateralized by U.S. Government Agency Securities valued at $6,120,001, 4.00%, due 06/20/46)		0.35%		07/06/16	6,000,408	6,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Government Agency Securities valued at $21,630,001, 2.70%, due 07/25/45)		0.44%		07/01/16	21,000,257	21,000,000
MIZUHO SECURITIES USA INC
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Government Agency Securities valued at $29,870,000, 4.00%, due 10/01/45 - 12/01/45)		0.54%		07/01/16	29,000,435	29,000,000
WELLS FARGO BANK NA
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Government Agency Securities valued at $204,882,505, 3.00%, due 05/01/42 - 05/01/43)		0.44%		07/01/16	197,002,408	197,000,000
WELLS FARGO SECURITIES LLC
Issued 06/28/16, repurchase date 07/05/16 (Collateralized by U.S. Government Agency Securities valued at $20,801,821, 3.50%, due 04/01/46 - 06/01/46)		0.45%		07/05/16	20,001,750	20,000,000
Issued 06/30/16, repurchase date 07/07/16 (Collateralized by U.S. Government Agency Securities valued at $23,922,047, 3.50%, due 05/01/46)		0.44%		07/07/16	23,001,968	23,000,000
						553,000,000
42    See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
U.S. Treasury Repurchase Agreements 18.8%
BANK OF MONTREAL
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Treasury Securities valued at $17,340,285, 1.25%, due 01/31/20)		0.38%		07/01/16	17,000,179	17,000,000
BANK OF NOVA SCOTIA
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Treasury Securities valued at $56,100,015, 0.00% - 3.25%, due 09/15/16 - 11/15/42)		0.40%		07/01/16	55,000,611	55,000,000
BARCLAYS CAPITAL INC
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Treasury Securities valued at $31,214,379, 2.75% - 3.63%, due 02/28/18 - 11/15/19)		0.40%		07/01/16	30,602,579	30,602,239
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Treasury Securities valued at $42,840,131, 4.25% - 6.25%, due 05/15/30 - 05/15/39)		0.42%		07/01/16	42,000,490	42,000,000
Issued 06/28/16, repurchase date 07/05/16 (Collateralized by U.S. Treasury Securities valued at $20,400,038, 0.63% - 2.50%, due 02/15/17 - 05/15/46)		0.41%		07/05/16	20,001,594	20,000,000
BNP PARIBAS SA
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Treasury Securities valued at $43,861,256, 0.00% - 1.00%, due 04/27/17 - 08/31/19)		0.40%		07/01/16	43,000,478	43,000,000
DEUTSCHE BANK SECURITIES INC
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Treasury Securities valued at $24,480,015, 3.63%, due 02/15/44)		0.42%		07/01/16	24,000,280	24,000,000
FEDERAL RESERVE BANK OF NEW YORK
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Treasury Securities valued at $1,918,013,418, 1.63% - 3.13%, due 05/15/21 - 08/15/22)		0.25%		07/01/16	1,918,013,319	1,918,000,000
JP MORGAN SECURITIES LLC
Issued 06/30/16, repurchase date 07/07/16 (Collateralized by U.S. Treasury Securities valued at $14,280,101, 2.00% - 2.50%, due 07/31/20 - 11/15/24)		0.38%		07/07/16	14,001,034	14,000,000
WELLS FARGO BANK NA
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Treasury Securities valued at $37,740,495, 1.38%, due 02/29/20)		0.43%		07/01/16	37,000,442	37,000,000
						2,200,602,239
Other Repurchase Agreements** 5.8%
BNP PARIBAS SA
Issued 06/27/16, repurchase date 07/01/16 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $40,252,236, 1.63% - 5.15%, due 11/27/23 - 04/25/28)		0.50%		07/01/16	35,001,944	35,000,000
Issued 06/29/16, repurchase date 07/06/16 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $23,003,122, 6.00%, due 08/01/19)		0.55%		07/06/16	20,002,139	20,000,000
See financial notes    43

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
CREDIT SUISSE SECURITIES (USA) LLC
Issued 06/06/16, repurchase date 12/05/16 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $226,550,469, 0.59% - 8.06%, due 03/15/19 - 07/25/37)	a,c	1.28%		10/03/16	197,833,529	197,000,000
JP MORGAN SECURITIES LLC
Issued 06/21/16, repurchase date 12/19/16 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $69,018,976, 1.08% - 10.85%, due 11/18/16 - 09/25/57)	c	1.10%		09/28/16	60,181,500	60,000,000
Issued 06/02/16, repurchase date 11/29/16 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $44,889,975, 1.90% - 5.95%, due 05/15/17 - 09/25/57)	c	1.13%		09/28/16	39,144,452	39,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 06/28/16, repurchase date 09/26/16 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $166,750,000, 0.00% - 1.95%, due 10/25/37 - 03/25/58)	c	0.96%		08/04/16	145,143,067	145,000,000
WELLS FARGO SECURITIES LLC
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $31,050,371, 3.12%, due 08/27/37)		0.43%		07/01/16	27,000,323	27,000,000
Issued 06/29/16, repurchase date 07/06/16 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $96,610,520, 3.02% - 5.81%, due 05/19/31 - 01/25/56)		0.56%		07/06/16	84,009,147	84,000,000
Issued 06/30/16, repurchase date 07/07/16 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $39,104,030, 2.93% - 4.38%, due 05/29/31 - 02/25/55)		0.53%		07/07/16	34,003,504	34,000,000
Issued 05/09/16, repurchase date 11/04/16 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $34,690,411, 0.00% - 3.84%, due 11/15/21 - 02/25/55)	c	1.11%		10/03/16	30,135,975	30,000,000
						671,000,000
Total Repurchase Agreements
(Cost $3,424,602,239)						3,424,602,239

End of Investments.

At 06/30/16, the tax basis cost of the fund's investments was $11,704,301,204.
a	Credit-enhanced or liquidity-enhanced.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,203,579,126 or 18.8% of net assets.
c	Illiquid security. At the period end, the value of these amounted to $471,000,000 or 4.0% of net assets.
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
**	Collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by higher rated U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
CP —	Commercial paper
ETF —	Exchange-traded fund
LOC —	Letter of credit
VRDN —	Variable rate demand note

44    See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued
At June 30, 2016, all of the fund's investment securities were classified as Level 2. The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2016. The breakdown of the fund's investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
See financial notes    45

Schwab Value Advantage Money Fund
Statement of
Assets and Liabilities
As of June 30, 2016; unaudited
Assets
Investments, at cost and value		$8,279,698,965
Repurchase agreements, at cost and value	+	3,424,602,239
Total investments, at cost and value (Note 2a)		11,704,301,204
Receivables:
Fund shares sold		15,477,097
Interest		4,828,562
Prepaid expenses	+	169,044
Total assets		11,724,775,907
Liabilities
Payables:
Investment adviser and administrator fees		740,535
Fund shares redeemed		26,025,609
Distributions to shareholders		1,256,994
Accrued expenses	+	201,798
Total liabilities		28,224,936
Net Assets
Total assets		11,724,775,907
Total liabilities	–	28,224,936
Net assets		$11,696,550,971
Net Assets by Source
Capital received from investors		11,696,548,132
Net realized capital gains		2,839

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$6,489,046,730		6,487,925,757		$1.00
Select Shares	$1,260,467,264		1,260,261,438		$1.00
Premier Shares	$1,227,196,508		1,227,001,049		$1.00
Ultra Shares	$2,719,840,469		2,719,359,478		$1.00

46    See financial notes

Schwab Value Advantage Money Fund
Statement of
Operations
For the period January 1, 2016 through June 30, 2016; unaudited
Investment Income
Interest		$30,794,446
Expenses
Investment adviser and administrator fees		17,764,975
Shareholder service fees:
Investor Shares		8,006,059
Select Shares		865,186
Premier Shares		204,212
Ultra Shares		203,301
Custodian fees		143,222
Portfolio accounting fees		120,370
Registration fees		68,630
Professional fees		44,654
Transfer agent fees		42,807
Independent trustees' fees		33,380
Shareholder reports		30,440
Other expenses	+	79,342
Total expenses		27,606,578
Expense reduction by CSIM and its affiliates	–	8,648,380
Net expenses	–	18,958,198
Net investment income		11,836,248
Realized Gains (Losses)
Net realized gains on investments		2,443,264
Increase in net assets resulting from operations		$14,279,512
See financial notes    47

Schwab Value Advantage Money Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/16-6/30/16		1/1/15-12/31/15
Net investment income		$11,836,248	$2,596,805
Net realized gains (losses)	+	2,443,264	(517,884)
Increase in net assets from operations		14,279,512	2,078,921
Distributions to Shareholders
Distributions from net investment income
Investor Shares		(4,473,035)	(727,432)
Select Shares		(1,391,853)	(176,813)
Premier Shares		(1,625,585)	(322,955)
Ultra Shares	+	(4,345,775)	(1,369,605)
Total distributions from net investment income		(11,836,248)	(2,596,805)
Transactions in Fund Shares*
Shares Sold
Investor Shares		1,008,696,613	1,045,813,315
Select Shares		638,022,221	411,666,924
Premier Shares		888,693,525	446,211,090
Ultra Shares	+	1,873,767,798	1,443,592,546
Total shares sold		4,409,180,157	3,347,283,875
Shares Reinvested
Investor Shares		3,599,825	669,380
Select Shares		1,087,088	159,923
Premier Shares		1,228,748	288,980
Ultra Shares	+	2,925,705	994,915
Total shares reinvested		8,841,366	2,113,198
Shares Redeemed
Investor Shares		(930,379,042)	(1,856,999,168)
Select Shares		(398,459,752)	(530,466,726)
Premier Shares		(430,405,193)	(472,707,712)
Ultra Shares	+	(1,129,737,155)	(1,289,860,231)
Total shares redeemed		(2,888,981,142)	(4,150,033,837)
Net transactions in fund shares		1,529,040,381	(800,636,764)
Net Assets
Beginning of period		10,165,067,326	10,966,221,974
Total increase or decrease	+	1,531,483,645	(801,154,648)
End of period		$11,696,550,971	$10,165,067,326
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
48    See financial notes

Schwab Taxable Money Funds
Financial Notes, unaudited
1. Business Structure of the Funds:
Each of the funds in this report is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
The Charles Schwab Family of Funds (organized October 20, 1989)	Schwab Variable Share Price Money Fund™
Schwab Money Market Fund™	Schwab Retirement Government Money Fund™
Schwab Government Money Fund	Schwab Municipal Money Fund™
Schwab U.S. Treasury Money Fund	Schwab AMT Tax-Free Money Fund™
Schwab Treasury Obligations Money Fund	Schwab California Municipal Money Fund™
Schwab Value Advantage Money Fund	Schwab New York Municipal Money Fund™
Schwab Advisor Cash Reserves®	Schwab New Jersey Municipal Money Fund™
Schwab Cash Reserves™	Schwab Pennsylvania Municipal Money Fund™
Schwab Retirement Advantage Money Fund®	Schwab Massachusetts Municipal Money Fund™
Schwab Investor Money Fund®

Schwab Government Money Fund offers two share classes: Sweep Shares and Purchased Shares. Schwab U.S. Treasury Money Fund offers one share class. Schwab Treasury Obligations Money Fund offers two share classes: Sweep Shares and Value Advantage Shares. Schwab Value Advantage Money Fund offers four share classes: Investor Shares, Select Shares, Premier Shares (formerly named Institutional Shares) and Ultra Shares (formerly named Institutional Prime Shares). Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.
Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds' Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.
2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the funds are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for
49

Schwab Taxable Money Funds
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•  Level 3—significant unobservable inputs (including the funds' own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds' results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: (Schwab U.S. Treasury Money Fund may not invest in repurchase agreements) In a repurchase agreement, a fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The funds mitigate this risk by ensuring that the funds' repurchase agreements are collateralized by cash and/or U.S. government securities. (Note that Schwab Value Advantage Money Fund may also be collateralized by debt securities, equity securities or other types of securities). These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and U.S. government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade. All collateral is held by the funds' custodian (or, with multi-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.
50

Schwab Taxable Money Funds
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
As of June 30, 2016, the following funds had investments in repurchase agreements with a gross value as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities:
Schwab Government Money Fund	$8,738,975,421
Schwab U.S. Treasury Money Fund	—
Schwab Treasury Obligations Money Fund	565,288,049
Schwab Value Advantage Money Fund	3,424,602,239
The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
Delayed-Delivery Transactions: The funds may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The funds will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. The funds will earmark or segregate appropriate liquid assets to cover their delayed-delivery purchase obligations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium and accretes discounts to the security’s call date and price, rather than the maturity date and price.
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.
For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.
(f) Agency Mortgage-Backed Securities Charges:
Due to market conditions or other reasons, delivery of U.S. Treasury securities, agency debt and agency mortgage-backed securities may not occur on a timely basis. In these instances, a fund may fail to receive a security purchased causing the fund to be unable to deliver a security sold. The Treasury Market Practices Group recommends voluntary fail charges when securities are not delivered as agreed by the parties.
(g) Distributions to Shareholders:
The funds declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to a fund's net investment income for that day, are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year.
(h) Custody Credit:
The funds have an arrangement with their custodian bank, State Street Bank and Trust Company (State Street), under which the funds may receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.
51

Schwab Taxable Money Funds
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
(i) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(j) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(k) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
3. Risk Factors:
Investment Risk. You could lose money by investing in the funds. Although the funds seek to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. Effective October 14, 2016, the Schwab Value Advantage Money Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the funds’ liquidity falls below required minimums because of market conditions or other factors. An investment in the funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The funds’ sponsors have no legal obligation to provide financial support to the funds, and you should not expect that the sponsors will provide financial support to the funds at any time.
Retail Money Market Fund Risk.(Applies only to Schwab Value Advantage Money Fund) On or before October 14, 2016, Schwab Value Advantage Money Fund intends to qualify as a “retail money market fund,” as such term is defined or interpreted under the rules governing money market funds. A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. Prior to and upon conversion to a “retail money market fund,” the fund may involuntarily redeem any investor who is not a natural person. The fund will provide advance notice of its intent to make any such involuntary redemption. Neither the fund nor the investment adviser will be responsible for any loss or tax liability in an investor’s account resulting from such involuntary redemption. As a “retail money market fund,” the fund will be permitted to continue to value its securities using the amortized cost method to seek to maintain a stable $1.00 share price. However, on or after October 14, 2016, the fund may be subject to liquidity fees and/or redemption gates on fund redemptions if the fund’s liquidity falls below required minimums because of market conditions or other factors.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, a fund’s yield (and total return) also will be low or may even be negative, which may make it difficult for the fund to pay expenses out of fund assets or maintain a stable $1.00 share price. Because interest rates in the United States are near historically low levels, a change in a central bank’s monetary policy or improving economic conditions may result in an increase in interest rates. A sudden or unpredictable rise in interest rates may cause volatility in the market and may decrease liquidity in the money market securities markets, making it more difficult for a fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of a fund’s money market securities holdings.
Stable Net Asset Value Risk. If a fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price. Each fund is permitted, among other things, to reduce or withhold any income and/or gains generated from its portfolio to maintain a stable $1.00 share price.
52

Schwab Taxable Money Funds
Financial Notes, unaudited (continued)
3. Risk Factors (continued):
Repurchase Agreements Risk.(Applies only to Schwab Government Money Market Fund, Schwab Treasury Obligations Money Fund and Schwab Value Advantage Money Fund)When a fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counterparty) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high-yield securities that are rated below investment grade (Alternative Collateral). High-yield securities that are used as Alternative Collateral are subject to greater levels of credit and liquidity risk, and are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Alternative Collateral may be subject to greater price volatility and may be more volatile or less liquid than other types of collateral, increasing the risk that the fund will be unable to recover fully in the event of a counterparty’s default. Schwab Value Advantage Money Fund may invest in repurchase agreements secured by Alternative Collateral, while Schwab Government Money Fund and Schwab Treasury Obligations Money Fund may not.
Credit Risk. A fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. A fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor, liquidity provider or counterparty of a portfolio investment fails to honor its obligations. Even though a fund's investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. Negative perceptions of the ability of an issuer, guarantor, liquidity provider or counterparty to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of a fund's portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund's share price or yield to fall.
Certain of the U.S. government securities that the funds invest in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency since September 2008, the Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac) maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities a fund owns do not extend to the shares of the fund itself.
Credit and Liquidity Enhancements Risk. (Applies only to Schwab Value Advantage Money Fund) The fund may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for the purchaser, such as the fund. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of the fund’s holdings. For example, a rating agency downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by the fund. Any decline in the value of the securities held by the fund could cause the fund’s share price or yield to fall. To the extent that a portion of the fund’s underlying investments are enhanced by the same bank or financial institution, these risks may be increased.
Foreign Investment Risk. (Applies only to Schwab Value Advantage Money Fund) Although the fund may invest only in U.S. dollar denominated securities, the fund’s investments in securities of foreign issuers or securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers or securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.
53

Schwab Taxable Money Funds
Financial Notes, unaudited (continued)
3. Risk Factors (continued):
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause a fund to underperform or otherwise not meet its objective. A fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect a fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, a fund’s yield at times could lag the yields of other money market funds.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase, sell or value, especially during stressed market conditions. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. In addition, dealer inventories of certain securities—an indication of the ability of dealers to engage in “market making”—are at, or near, historic lows in relation to market size, which could potentially lead to decreased liquidity. In such cases, a fund, due to limitations on investments in illiquid securities and the difficulty in readily purchasing and selling such securities at favorable times or prices, may decline in value, experience lower returns and/or be unable to achieve its desired level of exposure to a certain issuer or sector. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Redemption Risk. A fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in a fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the funds, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Risk. The funds are not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.
4. Affiliates and Affiliated Transactions:
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between it and the trust.
For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund's average daily net assets as follows:
Average Daily Net Assets
First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%
For the period ended June 30, 2016, the aggregate advisory fees paid to CSIM by the funds, as a percentage of each fund's average daily net assets were as follows:
Schwab Government Money Fund	0.30%
Schwab U.S. Treasury Money Fund	0.31%
Schwab Treasury Obligations Money Fund	0.35%
Schwab Value Advantage Money Fund	0.32%
The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, Schwab) (together, service providers), of certain account maintenance, customer liaison and
54

Schwab Taxable Money Funds
Financial Notes, unaudited (continued)
4. Affiliates and Affiliated Transactions (continued):
shareholder services to the current shareholders of the funds. The Plan also enables Schwab Government Money Fund, Schwab U.S. Treasury Money Fund and Sweep Shares of Schwab Treasury Obligations Money Fund to pay Schwab for certain sweep administration services, such as processing of automatic purchases and redemptions it provides to fund shareholders invested in such funds.
Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than the amounts listed in the table below of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. Shares of the Schwab Government Money Fund, the Schwab U.S. Treasury Money Fund and the Schwab Treasury Obligations Money Fund are also subject to an annual sweep administration fee of up to the amount set forth below. The sweep administration fee paid to Schwab is based on the average daily net asset value of the funds' shares owned by shareholders holding shares through Schwab. Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
	Shareholder Servicing Fee	Sweep Administration Fee
Schwab Government Money Fund
Sweep Shares	0.25%	0.15%
Purchased Shares	0.25%	n/a
Schwab U.S. Treasury Money Fund	0.25%	0.15%
Schwab Treasury Obligations Money Fund
Sweep Shares	0.25%	0.15%
Value Advantage Shares	0.22%	n/a
Schwab Value Advantage Money Fund
Investor Shares	0.25%	n/a
Select Shares	0.15%	n/a
Premier Shares	0.04%	n/a
Ultra Shares	0.02%	n/a
Contractual Expense Limitation
CSIM and its affiliates have made an additional agreement with each fund, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation), as follows:
Schwab Government Money Fund
Sweep Shares*	0.75%
Purchased Shares	n/a
Schwab U.S. Treasury Money Fund*	0.60%
Schwab Treasury Obligations Money Fund
Sweep Shares*	0.65%
Value Advantage Shares*	0.45%
Schwab Value Advantage Money Fund
Investor Shares*	0.45%
Select Shares**	0.35%
Premier Shares**	0.24%
Ultra Shares**	0.21%
*	CSIM and its affiliates have agreed to limit the fund's or fund share class's expenses as described above for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the Board.
**	CSIM and its affiliates have agreed to limit this share class's expenses as described above through April 29, 2018.
55

Schwab Taxable Money Funds
Financial Notes, unaudited (continued)
4. Affiliates and Affiliated Transactions (continued):
In addition, effective January 1, 2016 through December 31, 2016, CSIM and its affiliates agreed to waive an additional amount of the Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Value Advantage Money Fund — Investor Shares and Select Shares expenses equal to 0.035% of each fund's or share class's average daily net assets.
During the period ended June 30, 2016, the funds waived the following amounts, of which a portion was waived in accordance with the contractual expense limitation agreements:
	Total Waived Amount	Contractual Expense Limitation Waived Amount
Schwab Government Money Fund	$42,317,334	$4,219,903
Schwab U.S. Treasury Money Fund	43,050,674	15,587,990
Schwab Treasury Obligations Money Fund	2,492,976	937,499
Schwab Value Advantage Money Fund	8,648,380	8,648,380
Voluntary Yield Waiver/Reimbursement
CSIM and its affiliates also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for Schwab Value Advantage Money Fund (and each of its classes) and a non-negative net yield for Schwab Government Money Fund (and each of its classes), Schwab U.S. Treasury Money Fund and Schwab Treasury Obligations Money Fund (and each of its classes).
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds/portfolios. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.
5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.
6. Borrowing from Banks:
The funds are participants with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $530 million line of credit (the Credit Facility), with State Street as agent, which matures on October 6, 2016. Under the terms of the Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund pays a commitment fee of 0.125% per annum on its proportionate share of the unused portion of the Credit Facility. There were no borrowings from the line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.
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Schwab Taxable Money Funds
Financial Notes, unaudited (continued)
7. Federal Income Taxes:
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2015, the funds had capital loss carryforwards available to offset future net capital gains before the expiration dates as follows:
Expiration Date	Schwab Government Money Fund	Schwab U.S. Treasury Money Fund	Schwab Treasury Obligations Money Fund	Schwab Value Advantage Money Fund
December 31, 2017	$—	$—	$—	$1,922,541
No expiration*	501,455	381,958	26,385	517,884
Total	$501,455	$381,958	$26,385	$2,440,425
*	As a result of the passage of the Regulated Investment Company Modernization Act of 2010, capital losses incurred after December 31, 2010 may now be carried forward indefinitely, but must retain the character of the original loss.
As of December 31, 2015, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2015, the funds did not incur any interest or penalties.
8. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement (the “Agreement”) between The Charles Schwab Family of Funds (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”) with respect to the existing funds in the Trust, including Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Value Advantage Money Fund and Schwab Treasury Obligations Money Fund (the “Funds”), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. The Board also receives extensive data provided by an independent provider of investment company data and an independent accounting firm. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.
The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Funds at meetings held on May 9, 2016, and June 1, 2016, and approved the renewal of the Agreement with respect to the Funds for an additional one year term at the meeting held on June 1, 2016. The Board’s approval of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1. the nature, extent and quality of the services provided to the Funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the Funds;
2.	each Fund’s investment performance and how it compared to that of certain other comparable mutual funds;
3.	each Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;
4. the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s experience, track record, compliance program, resources dedicated to hiring and retaining qualified personnel, and information security resources. The Trustees also considered Schwab’s wide range of products, services and channel alternatives such as investment research tools and Internet access and an array of account features that benefit the Funds and certain of their shareholders. The Trustees also considered Schwab’s reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the Funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.
Fund Performance. The Board considered the Funds’ performance in determining whether to renew the Agreement with respect to the Funds. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, if applicable, and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered the risk

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profile for such Fund and the appropriateness of the benchmark used to compare the performance of each Fund. The Trustees further considered the level of Fund performance in the context of its review of Fund expenses and adviser profitability discussed below and also noted that performance is reviewed throughout the year by a designated committee of the Board and by the Board. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Funds supported renewal of the Agreement with respect to the Funds.
Fund Expenses. With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement, and each Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The Trustees considered the effects of CSIM’s and Schwab’s practice of waiving management and other fees to prevent total fund expenses from exceeding a specified cap as well as using voluntary waivers to maintain a certain yield, which CSIM has committed not to recoup. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as exchange-traded funds and separately managed accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these types of accounts, and any differences in the nature and scope of the services CSIM provides to these other accounts, as well as differences in the market for these types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported renewal of the Agreement with respect to the Funds.
Profitability. The Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. In this connection, the Trustees reviewed management’s profitability analyses and methodology, together with certain commentary thereon from an independent accounting firm. The Trustees also reviewed profitability of CSIM relating to the Schwab fund complex as a whole, noting the benefit to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain fixed costs across other funds in the complex. The Trustees also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each Fund by CSIM and its affiliates.
Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Funds.
Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to a Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers or expense caps by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered contractual investment advisory fee schedules with respect to the Funds that include lower fees at higher graduated asset levels. The Board also considered certain commitments by CSIM and Schwab that are designed to pass along potential economies of scale to fund shareholders. Specifically, the Board considered CSIM and Schwab’s previously negotiated commitments, which may be changed only with Board approval, relating to: (i) reductions of contractual advisory fees or addition of breakpoints for certain funds within the fund complex, (ii) implementation, by means of expense limitation agreement, of additional reductions in net overall expenses for certain funds, and (iii) future net total operating expense reductions for taxable money funds as a group (excluding certain share classes) when aggregate assets of such group of funds exceed certain levels. In particular, the Board considered the actual expense reductions with respect to the Funds that resulted from CSIM and Schwab’s commitments set forth above. Based on this evaluation, and in consideration of the previously negotiated commitments made by CSIM and Schwab as discussed above, the Board concluded, within the context of its full deliberations, that the Funds obtain reasonable benefit from economies of scale.
In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.
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Trustees and Officers
The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 108 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) and President, PIMCO Funds.	108	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	108	Director, Gilead Sciences, Inc. (2005 – present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	108	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	108	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	108	Director, KLA-Tencor Corporation (2008 – present)
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	108	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	108	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	108	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	108	Board Member and Chairman of the Audit Committee, Ionis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); and Director, Schwab Holdings, Inc. (May 2008 – present).	108	Director, The Charles Schwab Corporation (2008 – present)
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Interested Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).	108	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Senior Executive Vice President and Chief Financial Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (July 2015 – present); Executive Vice President and Chief Financial Officer of The Charles Schwab Corporation and Charles Schwab & Co., Inc. (May 2007 – July 2015); Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director, Executive Vice President and Chief Financial Officer, Schwab Holdings, Inc. (May 2007 – present).	108	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha, and Mr. Martinetto are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
63

Glossary
144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
agency discount notes  Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.
asset-backed commercial paper  A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies.
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
collateralized mortgage obligation (CMO)  A type of security that is collateralized by pools of mortgages backed by government agencies or private issuers (non-agency). The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests, known as tranches. Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates.
commercial paper  Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
corporate note  An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings  Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk  The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity  See weighted average maturity.
effective yield  A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
exchange-traded fund (ETF)  An investment fund that tracks an index, a commodity or a basket of assets, and trades on an exchange.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
illiquid securities  Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest  Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
liquid assets Daily liquid assets  include (i) cash, (ii) direct obligations of the U.S. Government; or (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within one business day. Weekly liquid assets  include (i) cash; (ii) direct obligations of the U.S. Government; (iii) Government securities issued by a person controlled or supervised by and acting as an instrumentality of the Government of the United States pursuant to authority granted by the Congress of the United States, that are issued at a discount to the principal amount to be repaid at maturity and have a remaining maturity of 60 days or less; or (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within five business days.
A taxable money market fund may not acquire any security other than a “daily liquid asset” unless, immediately following such purchase, at least 10% of its total assets would be invested in daily liquid assets and no money market fund may acquire any security other than a “weekly liquid asset” unless, immediately following such purchase, at least 30% of its total assets would be invested in weekly liquid assets.
liquidity-enhanced security  The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity  The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
64

municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
repurchase agreement  (also known as a “repo”) The sale of a security combined with a simultaneous agreement to repurchase it at a predetermined date and price.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
Tier 1, Tier 2  Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
variable rate demand obligations (VRDOs)  Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
weighted average life (WAL)  For money market mutual funds as per rule 2a-7, the weighted average life calculation takes into account either the final maturity date for each security held in the portfolio or, when relevant, the date of the next demand feature (when the fund is scheduled to receive payment of principal and interest after a demand). Money funds are required to maintain a weighted average life of no more than 120 days. Weighted average life for all Schwab money market funds is available in each fund’s monthly schedule of portfolio holdings at www.schwabfunds.com/prospectus and also available in each fund’s Form N-MFP on the SEC’s website at www.sec.gov immediately upon filing.
weighted average maturity (WAM)  For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.
65

Notes

Notes

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.
Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.csimfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.csimfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.
The Schwab Funds Family®
Stock Funds
Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™
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Schwab Health Care Fund™
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
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Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund™
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund™
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Schwab Target Funds
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Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Some are linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.
[1]	You could lose money by investing in a money market fund. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Effective October 14, 2016, all Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The money market fund's sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-800-435-4000
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2016 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR32957-11
00169733

Semiannual report dated June 30, 2016, enclosed.
Schwab Variable Share Price Money Fund™

This wrapper is not part of the shareholder report.

Schwab Variable Share Price Money Fund™
Semiannual Report
June 30, 2016

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

From the President
Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the fund covered in this report.
Dear Shareholder,
The six-month reporting period ended June 30, 2016, was marked by historically low interest rates that continued to suppress money market fund yields. Some money market fund yields got a lift after the Federal Reserve (Fed) hiked the federal funds rate in December 2015 for the first time in nearly a decade, and many economists anticipated that the Fed would follow with more increases in 2016. Instead, the Fed left rates unchanged in the face of slower-than-expected economic growth at home and unanticipated developments abroad, including the United Kingdom’s vote in late June to leave the European Union, also known as Brexit.
While these developments may keep money market fund yields from rising much further for the immediate future, it is important to remember that yield is only one facet of owning such investments. The Schwab Variable Share Price Money Fund, launched in February of this year, is designed to offer investors stability of capital and liquidity, in addition to yield. Employing extensive credit research and professional money management, we actively manage the fund to address these characteristics in different types of rate and market environments.
We have also added to our online resources to increase transparency and clarity for investors. Pursuant to new Securities and Exchange Commission (SEC) regulations governing the money market fund industry, our website now includes information on the daily and weekly liquid assets of the Schwab Money Funds, net inflows and outflows for the funds, and the current net asset value (NAV) and market-based NAV per share. These reporting changes and disclosure changes are intended to provide additional information. Furthermore, Charles Schwab Investment Management is well-positioned to be in compliance with other SEC regulations when they go into effect on October 14, 2016, and we will continue to offer a strong lineup of money market funds that appeal to both retail and institutional investors.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab Variable Share Price Money Fund, please continue reading this report or you can find further details about this fund by visiting our website at www.csimfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,

The six-month reporting period ended June 30, 2016, was marked by historically low interest rates that continued to suppress money market fund yields.

Schwab Variable Share Price Money Fund1

The Investment Environment
Over the six-month reporting period ended June 30, 2016, yields on taxable money market funds remained low as the Federal Reserve (Fed) left the federal funds rate in a target range of 0.25% to 0.50%. When the Fed first raised short-term interest rates in December 2015, the U.S. economy was showing signs of stability and Fed officials had expectations of four additional rate increases in 2016. However, with concerns about the global economy increasing amidst sharply fluctuating oil and commodity prices, falling U.S. corporate profits, and financial turmoil in China, the likelihood of future increases diminished. The Fed left the federal funds rate unchanged at meetings in January, March, April, and June, at which point one rate increase was expected by the end of the year.
However, the results of the United Kingdom (U.K.) referendum regarding membership in the European Union (EU), also known as Brexit, further complicated the expected pace of future short-term interest rate increases. In the week following the Fed’s June meeting, the U.K. unexpectedly voted to leave the EU, triggering a sharp selloff in global equity markets and increasing overall market volatility. Immediately after this decision was announced, the British pound depreciated by more than 7% and shares of many global banks fell, while longer-term Treasury yields dropped and U.K. and European bank credit spreads widened. Though many believed this referendum resulted in more political uncertainty rather than a financial crisis, global growth concerns intensified as the reporting period came to a close. With the full impact of Brexit still unknown, market expectations indicated there was only a 50% chance of a single short-term interest rate increase before June 2017.
While moves toward tighter monetary policy in the U.S. stalled over the reporting period, many other countries’ central banks maintained or increased accommodative policy measures to combat struggling economic growth. Over the reporting period, the People’s Bank of China lowered the reserve requirement for banks, which increased the funds available for banks to make loans. The European Central Bank kept its overnight deposit facility rate negative and expanded its asset purchase program, and the Bank of Japan introduced sub-zero interest rates in February. Additionally, in response to Brexit, Bank of England governor Mark Carney suggested that some monetary policy easing in the U.K. could be necessary in the coming months, though no policy changes had been made as of the end of the reporting period.
Overall, yields on U.S. Treasuries remained low for the first six months of 2016. Short-term rates, which are influenced by Fed policy, stayed relatively stable as the Fed left the federal funds rate unchanged at each of its meetings over the six-month reporting period. Longer-term yields, by comparison, are driven more by economic growth and inflation expectations. As both growth and inflation remained muted over the reporting period, longer-term yields generally declined. Despite these low yields, demand for U.S. Treasuries remained strong. The yields on many international government-backed securities were even lower than those in the U.S., with some in negative territory, which increased the relative appeal of U.S. Treasuries.
Management views may have changed since the report date.
2Schwab Variable Share Price Money Fund

Fund Management
Linda Klingman, Vice President and Head of Taxable Money Market Strategies, leads the portfolio management team of Schwab’s prime and government taxable money funds. Ms. Klingman also has overall responsibility for all aspects of the management of the fund. Prior to joining CSIM in 1990, Ms. Klingman was a senior money market trader with AIM Management. She has managed money market funds since 1988.

Michael Lin, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. Mr. Lin has been a portfolio manager with CSIM since 2006, and also worked in CSIM’s Fund Administration group for nearly four years, where he focused on security pricing and valuation of Schwab Funds. Prior to joining CSIM, he spent three years at American Century Investments, most recently as a senior trader of the taxable money market funds.

Jonathan Roman, Portfolio Manager, is responsible for the day-to-day co-management of the fund. Mr. Roman has been a portfolio manager with CSIM since 2010, and has held a number of positions at the firm since beginning his tenure in 2005. In 2009, he joined the Portfolio Management group as a Trader, and prior to that he worked in the Portfolio Operations and Analytics group providing trading support to the taxable money market desk.

Jonathan Feske, CFA, Portfolio Manager, is responsible for the day-to-day co-management of the fund. He previously was responsible for credit and investment research for global banks for CSIM’s taxable bond and money funds. Prior to joining CSIM in 2011, Mr. Feske was a high-yield bond analyst for more than two years at Miller Tabak Roberts Securities, a boutique corporate bond broker-dealer, which is now part of GMP Capital. He covered both U.S. and emerging market credits, focusing on distressed situations in various industrial sectors. Previously, Mr. Feske was employed in the securities industry as an equity trader for three years.
Schwab Variable Share Price Money Fund3

Schwab Variable Share Price Money Fund
The Schwab Variable Share Price Money Fund (the fund) seeks current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in high-quality short-term money market investments issued by U.S. and foreign issuers. Examples of these securities include commercial paper, promissory notes, certificates of deposit and time deposits, variable- and floating-rate debt securities, bank notes and bankers’ acceptances, repurchase agreements, and obligations issued by the U.S. government, its agencies or instrumentalities. Unlike a traditional stable share price money market fund, the fund will not use the amortized cost method of valuation or round the per share net asset value (NAV) to the nearest whole cent and does not seek to maintain a stable share price. As a result, the fund’s share price, which is its NAV, will vary and reflect the effects of unrealized appreciation and depreciation and realized losses and gains. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
As yields on money market securities remained historically low, the fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses for the reporting period of fund inception, February 25, 2016, to June 30, 2016, to help the fund maintain a positive net yield. For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.
Market Highlights.  For the reporting period of fund inception through June 30, 2016, bouts of volatility persisted in most markets, both in the U.S. and abroad. Concerns remained about China’s economic slowdown, while oil prices fluctuated throughout the first half of 2016 in response to supply level changes, central bank policy, and currency movements. After the Fed raised the federal funds rate in December 2015, Fed officials and many investors expected several additional rate hikes in the coming months. However, with mixed U.S. economic data and concerns regarding the U.K. referendum to leave the EU, also known as Brexit, the Fed left short-term interest rates unchanged.
Additionally, as part of the initial rate increase in December 2015, the Fed’s overnight Reverse Repurchase Facility is now being used as a tool for policy implementation, and has successfully provided support for the federal funds target range. Through the sale and repurchase of securities at a current market rate, the goal of the facility is to establish a floor for short-term interest rates.
Available supply of money market securities largely remains constrained as stricter regulatory mandates have increased the costs of selling short-term securities for many issuers. These higher costs and persistently low interest rates have instead encouraged the issuance of longer-term securities, most of which are not money market eligible. At the same time, money market funds are required to maintain high levels of liquidity through the holding of shorter-term securities (overnight to one week), creating a mismatch in funding directives between issuers and money market funds.
Performance, Positioning, and Strategies.  Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved. Rates on short-term securities fluctuated during the period, largely driven by the impact of money fund reform implementation as well as the uncertainty surrounding future Fed interest rate hikes. Expectations for a rate hike rose in the second quarter of 2016, while the June Brexit referendum and a weak labor market report in May reduced the likelihood of interest rate normalization in the near future. In response, the weighted average maturity (WAM) of the fund declined, starting the reporting period at 45 days and ending at 37 days.
As of 6/30/16:
Portfolio Composition By Maturity[1]
% of investments
1-7 Days	46.1%
8-30 Days	15.9%
31-60 Days	2.3%
61-90 Days	26.1%
91-180 Days	9.6%
Total	100.0%
Statistics
Weighted Average Maturity[2]	37 Days
Credit Quality Of Holdings[3] % of portfolio	100% Tier 1
Portfolio Composition by Security Type
% of investments
Commercial Paper
Asset-Backed	13.6%
Financial Company	16.4%
Non-Financial Company	5.7%
Certificate Of Deposit	30.6%
Non-Negotiable Time Deposits	9.1%
Repurchase Agreement
U.S. Government Agency	21.2%
U.S. Treasury	3.4%
Total	100.0%
Management views and portfolio holdings may have changed since the report date.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Tier 1 securities are rated in the highest short-term rating category by two nationally recognized statistical rating organizations (NRSROs), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by CSIM pursuant to guidelines adopted by the Board of Trustees. Money market fund shares and U.S. government securities are also Tier 1 securities. The fund uses NRSRO credit ratings from Standard & Poor’s Financial Services LLC, Moody’s Investors Service, Fitch, Inc., and/or DBRS. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.
4Schwab Variable Share Price Money Fund

Performance and Fund Facts as of 6/30/16
The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.csimfunds.com/schwabfunds_prospectus.

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
Schwab Variable Share Price Money Fund
Ultra Shares
Ticker Symbol	SVUXX
Minimum Initial Investment	$10,000,000
Seven-Day Yield[1]	0.39%
Seven-Day Yield–Without Contractual Expense Limitation[2]	0.15%
Seven-Day Effective Yield[1]	0.39%
You could lose money by investing in the fund. Because the share price of the fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. Effective October 14, 2016, the fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
[1]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit the total annual fund operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver, the fund’s yield would have been lower. For additional details, see financial note 4.
[2]	Yield does not reflect the effect of the contractual expense limitation.
Schwab Variable Share Price Money Fund5

Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. The Hypothetical expense examples are based on an investment of $1,000 invested for the six months beginning January 1, 2016 and held through June 30, 2016. The Actual expense examples are based on an investment of $1,000 invested for the period beginning from commencement of operations on February 25, 2016 and held through June 30, 2016.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio[1] (Annualized)	Beginning Account Value at 2/25/16	Ending Account Value (Net of Expenses) at 6/30/16	Expenses Paid During Period[2,3] 2/25/16–6/30/16
Schwab Variable Share Price Money Fund
Ultra Shares
Actual Return	0.21%	$1,000.00	$ 1,001.20	$ 0.73
Hypothetical 5% Return	0.21%	$1,000.00	$1,023.86	$1.06

[1]	The expense ratio provided is for the period from 2/25/16 (commencement of operations) through 6/30/16. See financial note 4.
[2]	Actual expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the [127] days of the period from commencement of operations on 2/25/16 through 6/30/16, and divided by 366 days of the fiscal year.
[3]	Hypothetical expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 182 days of the period, and divided by 366 days of the fiscal year.
6Schwab Variable Share Price Money Fund

Schwab Variable Share Price Money Fund
Financial Highlights
Ultra Shares	2/25/16 [1]– 6/30/16*
Per-Share Data
Net asset value at beginning of period	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0011 [2]
Net realized and unrealized gains (losses)	0.0001
Total from investment operations	0.0012
Less distributions:
Distributions from net investment income	(0.0011)
Net asset value at end of period	$1.0001
Total return	0.12% [3]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.21% [4]
Gross operating expenses	0.47% [4]
Net investment income (loss)	0.32% [4]
Net assets, end of period (x 1,000,000)	$88

*	Unaudited.
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Not annualized.
4
Annualized.
See financial notes    7

Schwab Variable Share Price Money Fund
Portfolio Holdings  as of June 30, 2016 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available immediately upon filing. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund's website at www.csimfunds.com/schwabfunds_prospectus along with a link to the fund's Form N-MFP filings on the SEC's website.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
69.7%	Fixed-Rate Obligations	61,472,527	61,482,878
5.7%	Variable-Rate Obligations	5,000,000	5,001,335
24.6%	Repurchase Agreements	21,667,533	21,667,420
100.0%	Total Investments	88,140,060	88,151,633
0.0%	Other Assets and Liabilities, Net		18,760
100.0%	Net Assets		88,170,393

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 69.7% of net assets
Asset-Backed Commercial Paper 13.6%
COLLATERALIZED COMMERCIAL PAPER CO LLC	a	0.88%		10/18/16	1,000,000	997,815
METLIFE SHORT TERM FUNDING LLC	a,b	0.41%		07/05/16	2,000,000	1,999,891
	a,b	0.55%		07/12/16	1,000,000	999,867
NIEUW AMSTERDAM RECEIVABLES CORP	a,b	0.64%		09/08/16	2,000,000	1,997,791
OLD LINE FUNDING LLC	a,b	0.66%		07/25/16	3,000,000	2,999,127
RIDGEFIELD FUNDING COMPANY LLC	a,b	0.61%		07/05/16	2,000,000	1,999,883
	a,b	0.65%		09/07/16	1,000,000	998,917
						11,993,291
Financial Company Commercial Paper 10.7%
BANK OF NOVA SCOTIA	b	0.92%		12/02/16	1,500,000	1,494,685
BPCE SA	b	0.67%		07/07/16	1,000,000	999,935
ING US FUNDING LLC	a	0.69%		08/02/16	1,000,000	999,655
	a	0.70%		09/08/16	1,000,000	999,005
MACQUARIE BANK LTD	b	0.68%		09/26/16	3,000,000	2,995,248
NORDEA BANK AB	b	0.66%		07/07/16	2,000,000	1,999,866
						9,488,394
Non-Financial Company Commercial Paper 5.7%
TOTAL CAPITAL CANADA LTD	a,b	0.60%		07/05/16	2,000,000	1,999,908
8    See financial notes

Schwab Variable Share Price Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
TOYOTA MOTOR CREDIT CORP		0.61%		07/27/16	1,000,000	999,642
		0.80%		10/27/16	1,000,000	997,703
		0.82%		11/14/16	1,000,000	997,195
						4,994,448
Certificates of Deposit 30.6%
BANK OF MONTREAL (CHICAGO BRANCH)		0.40%		07/05/16	1,000,000	999,996
BANK OF TOKYO-MITSUBISHI UFJ LTD (NEW YORK BRANCH)		0.75%		08/19/16	1,000,000	1,000,357
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)		0.85%		09/02/16	3,500,000	3,502,129
CITIBANK NA (NEW YORK BRANCH)		0.63%		09/08/16	3,000,000	3,000,785
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)		0.87%		11/01/16	1,000,000	1,000,470
CREDIT SUISSE AG (NEW YORK BRANCH)		0.95%		11/14/16	1,000,000	1,000,444
LANDESBANK BADEN-WURTTEMBERG (NEW YORK BRANCH)		0.50%		07/19/16	3,000,000	2,999,986
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)		0.70%		09/26/16	1,000,000	1,000,153
MIZUHO BANK LTD (NEW YORK BRANCH)		0.63%		09/15/16	2,000,000	2,000,097
		0.70%		10/12/16	1,000,000	999,994
OVERSEA-CHINESE BANKING CORP LTD (NEW YORK BRANCH)		0.57%		07/13/16	2,000,000	2,000,126
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)		0.68%		09/20/16	3,000,000	3,000,490
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)		0.83%		10/26/16	1,000,000	1,000,383
WELLS FARGO BANK NA		0.85%		09/01/16	3,500,000	3,501,329
						27,006,739
Non-Negotiable Time Deposits 9.1%
DZ BANK AG DEUTSCHE ZENTRAL GENOSSENSCHAFTS BANK (NEW YORK BRANCH)		0.38%		07/05/16	3,000,000	3,000,006
NATIONAL AUSTRALIA BANK LTD (CAYMAN ISLANDS BRANCH)		0.30%		07/01/16	3,000,000	3,000,000
SVENSKA HANDELSBANKEN AB (CAYMAN ISLANDS BRANCH)		0.30%		07/01/16	2,000,000	2,000,000
						8,000,006
Total Fixed-Rate Obligations
(Cost $61,472,527)						61,482,878

Variable-Rate Obligations 5.7% of net assets
Financial Company Commercial Paper 5.7%
BANK OF NOVA SCOTIA	b	0.85%	07/22/16	12/22/16	2,000,000	2,000,076
HSBC USA INC	b	0.80%	07/19/16	10/19/16	2,000,000	2,000,862
	b	0.82%	07/01/16	11/01/16	1,000,000	1,000,397
Total Variable-Rate Obligations
(Cost $5,000,000)						5,001,335
See financial notes    9

Schwab Variable Share Price Money Fund
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 24.6% of net assets
U.S. Government Agency Repurchase Agreements* 21.2%
MIZUHO SECURITIES USA INC
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Treasury Securities valued at $8,160,081, 2.63%, due 11/15/20)		0.54%		07/01/16	8,000,120	8,000,000
WELLS FARGO BANK NA
Issued 06/30/16, repurchase date 07/01/16 (Collateralized by U.S. Government Agency Securities valued at $6,934,320, 3.00%, due 02/01/43)		0.44%		07/01/16	6,667,614	6,667,533
WELLS FARGO SECURITIES LLC
Issued 06/28/16, repurchase date 07/05/16 (Collateralized by U.S. Government Agency Securities valued at $4,160,365, 3.50%, due 05/01/46)		0.45%		07/05/16	4,000,350	3,999,943
						18,667,476
U.S. Treasury Repurchase Agreement 3.4%
BARCLAYS CAPITAL INC
Issued 06/28/16, repurchase date 07/05/16 (Collateralized by U.S. Treasury Securities valued at $3,060,029, 1.63%, due 02/15/26)		0.41%		07/05/16	3,000,239	2,999,944
Total Repurchase Agreements
(Cost $21,667,533)						21,667,420

End of Investments.

At 06/30/16, the tax basis cost of the fund's investments was $88,140,060 and the unrealized appreciation and depreciation were $11,728 and ($155), respectively, with a net unrealized appreciation of $11,573.
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
a	Credit-enhanced or liquidity-enhanced.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $25,486,453 or 28.9% of net assets.

ABS —	Asset-backed securities

At June 30, 2016, all of the fund's investment securities were classified as Level 2. The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2016. The breakdown of the fund's investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
10    See financial notes

Schwab Variable Share Price Money Fund
Statement of
Assets and Liabilities
As of June 30, 2016; unaudited
Assets
Investments, at value (cost $66,472,527)		$66,484,213
Repurchase agreements, at value (cost $21,667,533)	+	21,667,420
Total investments, at value (cost $88,140,060)		88,151,633
Receivables:
Interest		36,708
Prepaid expenses	+	500
Total assets		88,188,841
Liabilities
Payables:
Investment adviser and administrator fees		1,841
Independent trustees' fees		1,705
Distributions to shareholders		13,629
Accrued expenses	+	1,273
Total liabilities		18,448
Net Assets
Total assets		88,188,841
Total liabilities	–	18,448
Net assets		$88,170,393
Net Assets by Source
Capital received from investors		88,158,800
Net realized capital gains		20
Net unrealized capital appreciation		11,573

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Ultra Shares	$88,170,393		88,158,793		$1.0001

See financial notes    11

Schwab Variable Share Price Money Fund
Statement of
Operations
For the period February 25, 2016* through June 30, 2016; unaudited
Investment Income
Interest		$163,490
Expenses
Investment adviser and administrator fees		106,978
Shareholder service fees:
Ultra Shares		6,113
Independent trustees' fees		10,210
Transfer agent fees		8,527
Professional fees		7,880
Shareholder reports		2,042
Portfolio accounting fees		1,471
Custodian fees		612
Other expenses	+	91
Total expenses		143,924
Expense reduction by CSIM and its affiliates	–	79,737
Net expenses	–	64,187
Net investment income		99,303
Realized and Unrealized Gains (Losses)
Net realized gains on investments		20
Net change in unrealized appreciation (depreciation) on investments	+	11,573
Net realized and unrealized gains		11,593
Increase in net assets resulting from operations		$110,896
*	Commencement of operations.
12    See financial notes

Schwab Variable Share Price Money Fund
Statement of
Changes in Net Assets
For the current period only. Because the fund commenced operations on February 25, 2016, it has no prior report period.
Figures for the current period are unaudited.
Operations
		2/25/16*-6/30/16
Net investment income		$99,303
Net realized gains		20
Net change in unrealized appreciation	+	11,573
Increase in net assets from operations		110,896
Distributions to shareholders
Distribution from net investment income
Ultra Shares	+	(99,303)
Total distributions from net investment income		(99,303)

Transactions in Fund Shares
		2/25/16*-6/30/16
		SHARES	VALUE
Shares Sold
Ultra Shares		88,073,126	$88,073,126
Shares Reinvested
Ultra Shares	+	85,667	85,674
Net transactions in fund shares		88,158,793	$88,158,800
Shares Outstanding and Net Assets
		2/25/16*-6/30/16
		SHARES	NET ASSETS
Beginning of period		—	$—
Total increase	+	88,158,793	88,170,393
End of period		88,158,793	$88,170,393
*	Commencement of operations.
See financial notes    13

Schwab Variable Share Price Money Fund
Financial Notes, unaudited
1. Business Structure of the Fund:
Schwab Variable Share Price Money Fund is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
The Charles Schwab Family of Funds (organized October 20, 1989)	Schwab Variable Share Price Money Fund
Schwab Money Market Fund™	Schwab Retirement Government Money Fund™
Schwab Government Money Fund™	Schwab Municipal Money Fund™
Schwab U.S. Treasury Money Fund™	Schwab AMT Tax-Free Money Fund™
Schwab Treasury Obligations Money Fund™	Schwab California Municipal Money Fund™
Schwab Value Advantage Money Fund®	Schwab New York Municipal Money Fund™
Schwab Advisor Cash Reserves®	Schwab New Jersey Municipal Money Fund™
Schwab Cash Reserves™	Schwab Pennsylvania Municipal Money Fund™
Schwab Retirement Advantage Money Fund®	Schwab Massachusetts Municipal Money Fund™
Schwab Investor Money Fund®

Schwab Variable Share Price Money Fund currently offers one class of shares, Ultra Shares. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the fund's Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund commenced operations on February 25, 2016.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.
2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•  Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
14

Schwab Variable Share Price Money Fund
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund's results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund's investments as of June 30, 2016 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The fund mitigates this risk by ensuring that a fund's repurchase agreements are collateralized by cash and/or U.S. government securities, fixed income securities, equity securities or other types of securities. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and U.S. government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade. All collateral is held by the fund's custodian (or, with multi-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.
As of June 30, 2016, the fund had investments in repurchase agreements with a gross value of $21,667,420 as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities. The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
15

Schwab Variable Share Price Money Fund
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
Delayed-Delivery Transactions: The fund may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The fund will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. The fund will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If the fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium and accretes discounts to the security’s call date and price, rather than the maturity date and price.
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.
For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.
(f) Agency Mortgage-Backed Securities Charges:
Due to market conditions or other reasons, delivery of U.S. Treasury securities, agency debt and agency mortgage-backed securities may not occur on a timely basis. In these instances, a fund may fail to receive a security purchased causing the fund to be unable to deliver a security sold. The Treasury Market Practices Group recommends voluntary fail charges when securities are not delivered as agreed by the parties.
(g) Distributions to Shareholders:
The fund declares distributions from net investment income, if any, every day it is open for business. These distributions, which are substantially equal to the fund's net investment income for that day, are paid out to shareholders once a month. The fund makes distributions from net realized capital gains, if any, once a year.
(h) Custody Credit:
The fund has an arrangement with its custodian bank, State Street Bank and Trust Company (State Street), under which the fund may receive a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.
(i) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(j) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
16

Schwab Variable Share Price Money Fund
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
(k) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
3. Risk Factors:
Investment Risk. You could lose money by investing in the fund. Because the share price of the fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. Effective October 14, 2016, the fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also will be low. Because interest rates in the United States are at, or near, historically low levels, a change in a central bank’s monetary policy or improving economic conditions may result in an increase in interest rates. A sudden or unpredictable rise in interest rates may cause volatility in the market and may decrease liquidity in the money market securities markets, making it more difficult for the fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of the fund’s money market securities holdings.
Repurchase Agreements Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counterparty) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high-yield securities that are rated below investment grade (also referred to as junk bonds) (Alternative Collateral). High-yield securities that are used as Alternative Collateral are subject to greater levels of credit and liquidity risk, and are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Alternative Collateral may be subject to greater price volatility and may be more volatile or less liquid than other types of collateral, increasing the risk that the fund will be unable to recover fully in the event of a counterparty’s default.
Credit Risk. The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. The fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor, liquidity provider or counterparty of a portfolio investment fails to honor its obligations. Even though the fund's investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. Negative perceptions of the ability of an issuer, guarantor, liquidity provider or counterparty to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of the fund's portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund's share price or yield to fall.
Certain of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency since September 2008, the Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac) maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks maintain limited access to credit lines from the U.S. Treasury. Other securities,
17

Schwab Variable Share Price Money Fund
Financial Notes, unaudited (continued)
3. Risk Factors (continued):
such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to the shares of the fund itself.
Credit and Liquidity Enhancements Risk. The fund may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for the purchaser, such as the fund. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of the fund’s holdings. For example, a rating agency downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by the fund. Any decline in the value of the securities held by the fund could cause the fund’s share price or yield to fall. To the extent that a portion of the fund’s underlying investments are enhanced by the same bank or financial institution, these risks may be increased.
Foreign Investment Risk. Although the fund may invest only in U.S. dollar-denominated securities, the fund’s investments in securities of foreign issuers or securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers or securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its objective. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag the yields of other money market funds.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase, sell or value, especially during stressed market conditions. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer, including, for example, during periods of rising interest rates. In addition, dealer inventories of certain securities—an indication of the ability of dealers to engage in “market making”—are at, or near, historic lows in relation to market size, which could potentially lead to decreased liquidity. The fund’s investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. This could cause the fund to be unable to pay redemption proceeds within a short period of time.
Variable NAV Risk. The fund does not maintain a stable NAV per share. The value of the fund's shares will be calculated to four decimal places and will fluctuate with changes in the values of the fund's portfolio securities. You could lose money by investing in the fund.
Money Market Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.
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Schwab Variable Share Price Money Fund
Financial Notes, unaudited (continued)
4. Affiliates and Affiliated Transactions:
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of the fund’s average daily net assets as follows:
Average Daily Net Assets
First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%
For the period ended June 30, 2016, the aggregate advisory fee paid to CSIM by the fund was 0.35%, as a percentage of the fund's average daily net assets.
The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the Plan) on behalf of the fund. The Plan enables the fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, Schwab) (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the fund. The Plan also enables the fund to pay Schwab for certain sweep administration services, such as processing of automatic purchases and redemptions it provides to fund shareholders invested in the fund.
CSIM has agreed to pay all offering costs and will not recoup the costs from the fund.
Pursuant to the Plan, the fund’s shares are subject to an annual shareholder servicing fee of up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab as distributor of the fund (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab's written agreement with the fund). Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider's actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
Shareholder Servicing Fee
Ultra Shares	0.02%
Contractual Expense Limitation
CSIM and its affiliates have made an additional agreement with the Schwab Variable Share Price Money Fund Ultra Shares which may only be amended or terminated with the approval of the Board, to limit the total annual class operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation) to 0.21% through April 29, 2018.
Voluntary Yield Waiver/Reimbursement
CSIM and its affiliates also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for the fund.
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds/portfolios. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.
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Schwab Variable Share Price Money Fund
Financial Notes, unaudited (continued)
4. Affiliates and Affiliated Transactions (continued):
Certain Schwab funds may own shares of other Schwab funds. The table below reflects the percentage of shares of the fund that are owned by other Schwab funds as of June 30, 2016:
Underlying Fund
Schwab MarketTrack Growth Portfolio	26.2%
Schwab MarketTrack Balanced Portfolio	16.0%
Schwab MarketTrack Conservative Portfolio	6.2%
Schwab MarketTrack Growth Portfolio II	0.9%
Schwab Target 2010 Fund	2.8%
Schwab Target 2015 Fund	4.8%
Schwab Target 2020 Fund	12.5%
Schwab Target 2025 Fund	6.8%
Schwab Target 2030 Fund	6.8%
Schwab Target 2035 Fund	1.7%
Schwab Target 2040 Fund	1.1%
Schwab VIT Balanced Portfolio	7.5%
Schwab VIT Balanced with Growth Portfolio	3.2%
Schwab VIT Growth Portfolio	3.5%
5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.
6. Borrowing from Banks:
The fund is a participant with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $530 million line of credit (the Credit Facility), with State Street as agent, which matures on October 6, 2016. Under the terms of the Credit Facility, in addition to the interest charged on any borrowings by a fund, the fund pays a commitment fee of 0.125% per annum on its proportionate share of the unused portion of the Credit Facility. There were no borrowings from the line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.
7. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Investment Advisory Agreement Approval

Initial Approval of Investment Advisory Agreement
The Board of Trustees (the “Board” or the “Trustees”, as appropriate) called and held a meeting on December 10, 2015, in part, for the purpose of considering whether to appoint Charles Schwab Investment Management, Inc. (“CSIM”) as investment adviser to Schwab Variable Share Price Money Fund (the “Fund”) under the investment advisory agreement between The Charles Schwab Family of Funds (the “Trust”) and CSIM (the “Agreement”). In preparation for the meeting, the Board requested and reviewed a variety of materials provided by CSIM with respect to the services to be provided to the Fund under the Agreement including information about affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. In recognition of the fact that the Fund had not yet commenced operations, the Board also took into account the detailed information about other funds within the Trust that the Board reviews during the course of each year, including information that relates to fund operations and fund performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. The Independent Trustees receive advice from independent counsel to the Independent Trustees. In addition, the Independent Trustees met in executive session outside the presence of fund management and participated in question and answer sessions with representatives of CSIM.
The Board, including a majority of the Independent Trustees, approved the Agreement with respect to the Fund. The Board’s approval was based on consideration and evaluation of a variety of specific factors discussed at this meeting, including:
1.	the nature, extent and quality of the services to be provided to the Fund under the Agreement, including the resources of CSIM and its affiliates will dedicate to the Fund;
2.	CSIM’s investment performance in managing other funds having relevant investment objectives and strategies;
3.	the Fund’s estimated expenses and how those expenses compare to those of certain other comparable mutual funds;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to management of other funds, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement relating to the Fund reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services to be provided by CSIM to the Fund and the resources of CSIM and its affiliates will dedicate to the Fund. In this regard, the Trustees evaluated, among other things, CSIM’s experience, track record, compliance program, resources dedicated to hiring and retaining qualified personnel, and information security resources . The Trustees also considered the fact that Schwab’s wide range of products, services and channel alternatives such as investment research tools and Internet access and an array of account features that may be expected to benefit the Fund and certain of its shareholders. The Trustees also considered Schwab’s reputation as a full service brokerage firm and its overall financial condition. Following such evaluation, the Board concluded, within the context of its full deliberations that the nature, extent and quality of services to be provided by CSIM to the Fund and the resources of CSIM and its affiliates will dedicate to the Fund supported approval of the Agreement with respect to the Fund.
Fund Performance. With regard to Fund performance, since the Fund had not commenced operations and therefore did not have any performance of its own, the Board considered performance of other funds advised by CSIM having comparable investment objectives in determining whether to approve the Agreement with respect to the Fund. The Trustees also considered the risk profile for the Fund. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of CSIM supported approval of the Agreement with respect to the Fund.
Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement, and the Fund’s estimated net operating expense ratio in comparison to those of other comparable mutual funds. The Trustees also considered CSIM and Schwab’s commitment to waive management and other fees to prevent total Fund expenses from exceeding a specified cap as well as using voluntary waivers to maintain a certain yield, which CSIM has committed not to recoup. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as exchange-traded funds and separately managed accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these types of accounts, and any

21

differences in the nature and scope of the services CSIM provides to these other accounts, as well as differences in the market for these types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported approval of the Agreement with respect to the Fund.
Profitability. The Trustees considered the compensation flowing to CSIM and its affiliates directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. The Trustees also considered any other benefits derived by CSIM from its relationship with the Fund, such as whether, by virtue of its management of the Fund, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the expected profitability of CSIM, albeit uncertain, is reasonable and supported approval of the Agreement with respect to the Fund.
Economies of Scale. Recognizing that the Fund had not yet commenced operations and had no assets, the Trustees considered the possible development of any economies of scale and whether those could be expected to be passed along to the Fund’s shareholders through various efficiencies that may result from increases in the Fund’s assets. The Board considered CSIM’s expectation that economies of scale will be shared by way of CSIM and Schwab’s previously negotiated commitment relating to: (i) reductions of contractual advisory fees or addition of breakpoints for certain funds within the fund complex, (ii) implementation, by means of expense limitation agreement, of additional reductions in net overall expenses for certain funds, and (iii) future net total operating expense reductions for taxable money funds as a group (excluding certain share classes) when aggregate assets of such group of funds exceed certain levels. The Trustees also considered contractual investment advisory fee schedules with respect to the Fund that include lower fees at higher graduated asset levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund may be expected to obtain reasonable benefit from economies of scale if such economies develop.
In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the Agreement as it relates to the Fund and concluded that the compensation under the Agreement relating to the Fund is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.
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Trustees and Officers
The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 108 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund's Statement of Additional Information, which is available free by calling 1-800-435-4000.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) and President, PIMCO Funds.	108	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	108	Director, Gilead Sciences, Inc. (2005 – present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	108	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	108	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	108	Director, KLA-Tencor Corporation (2008 – present)
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	108	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	108	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	108	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	108	Board Member and Chairman of the Audit Committee, Ionis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); and Director, Schwab Holdings, Inc. (May 2008 – present).	108	Director, The Charles Schwab Corporation (2008 – present)
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Interested Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).	108	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Senior Executive Vice President and Chief Financial Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (July 2015 – present); Executive Vice President and Chief Financial Officer of The Charles Schwab Corporation and Charles Schwab & Co., Inc. (May 2007 – July 2015); Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director, Executive Vice President and Chief Financial Officer, Schwab Holdings, Inc. (May 2007 – present).	108	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha, and Mr. Martinetto are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Glossary
144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
agency discount notes  Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.
asset-backed commercial paper  A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies.
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
collateralized mortgage obligation (CMO)  A type of security that is collateralized by pools of mortgages backed by government agencies or private issuers (non-agency). The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests, known as tranches. Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates.
commercial paper  Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
corporate note  An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings  Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk  The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity  See weighted average maturity.
effective yield  A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
exchange-traded fund (ETF)  An investment fund that tracks an index, a commodity or a basket of assets, and trades on an exchange.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
illiquid securities  Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest  Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
liquid assets Daily liquid assets  include (i) cash, (ii) direct obligations of the U.S. Government; or (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within one business day. Weekly liquid assets  include (i) cash; (ii) direct obligations of the U.S. Government; (iii) Government securities issued by a person controlled or supervised by and acting as an instrumentality of the Government of the United States pursuant to authority granted by the Congress of the United States, that are issued at a discount to the principal amount to be repaid at maturity and have a remaining maturity of 60 days or less; or (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within five business days.
A taxable money market fund may not acquire any security other than a “daily liquid asset” unless, immediately following such purchase, at least 10% of its total assets would be invested in daily liquid assets and no money market fund may acquire any security other than a “weekly liquid asset” unless, immediately following such purchase, at least 30% of its total assets would be invested in weekly liquid assets.
liquidity-enhanced security  The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity  The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
27

municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
repurchase agreement  (also known as a “repo”) The sale of a security combined with a simultaneous agreement to repurchase it at a predetermined date and price.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
Tier 1, Tier 2  Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
variable rate demand obligations (VRDOs)  Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
weighted average life (WAL)  For money market mutual funds as per rule 2a-7, the weighted average life calculation takes into account either the final maturity date for each security held in the portfolio or, when relevant, the date of the next demand feature (when the fund is scheduled to receive payment of principal and interest after a demand). Money funds are required to maintain a weighted average life of no more than 120 days. Weighted average life for all Schwab money market funds is available in each fund’s monthly schedule of portfolio holdings at www.schwabfunds.com/prospectus and also available in each fund’s Form N-MFP on the SEC’s website at www.sec.gov immediately upon filing.
weighted average maturity (WAM)  For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.
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Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.
Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.csimfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.csimfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.
The Schwab Funds Family®
Stock Funds
Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™
Schwab Hedged Equity Fund™
Schwab Health Care Fund™
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund™
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund™
Schwab MarketTrack All Equity Portfolio™
Schwab MarketTrack Growth Portfolio™
Schwab MarketTrack Balanced Portfolio™
Schwab MarketTrack Conservative Portfolio™
Schwab Target Funds
Schwab Target Index Funds
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout
Bond Funds
Schwab Short-Term Bond Market Fund™
Schwab Intermediate-Term Bond Fund™
Schwab Total Bond Market Fund™
Schwab GNMA Fund™
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fund™
Schwab California Tax-Free Bond Fund™
Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Some are linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.
[1]	You could lose money by investing in a money market fund. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Effective October 14, 2016, all Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The money market fund's sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-800-435-4000
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2016 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR92570-00
00169740

Item 2: Code of Ethics.

Not applicable to this semi-annual report.

Item 3: Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4: Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Schedule of Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Exhibits.

(a)	(1) Code of ethics – not applicable to this semi-annual report.

(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.

(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSRS with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Charles Schwab Family of Funds

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	August 10, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	August 10, 2016

By:	/s/ Mark Fischer
Mark Fischer
Chief Financial Officer

Date:	August 10, 2016